UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811- 07584
                                                    -------------------

                               Rydex Series Funds
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                          -------------------

                     Date of fiscal year end: MARCH 31, 2004
                                             -------------------

                    Date of reporting period: MARCH 31, 2004
                                             -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             THE RYDEX SERIES FUNDS

                                                                 BENCHMARK FUNDS
                                                                   ANNUAL REPORT

                                                                  MARCH 31, 2004

                                                                       NOVA FUND
                                                                       URSA FUND
                                                                        OTC FUND
                                                                     ARKTOS FUND
                                                                     MEDIUS FUND
                                                                     MEKROS FUND
                                                       U.S. GOVERNMENT BOND FUND
                                                                       JUNO FUND
                                                           LARGE-CAP EUROPE FUND
                                                            LARGE-CAP JAPAN FUND
                                                            SMALL-CAP VALUE FUND
                                                              MID-CAP VALUE FUND
                                                            LARGE-CAP VALUE FUND
                                                           SMALL-CAP GROWTH FUND
                                                             MID-CAP GROWTH FUND
                                                           LARGE-CAP GROWTH FUND
                                                          INVERSE SMALL-CAP FUND
                                                            INVERSE MID-CAP FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                           NOVA MASTER PORTFOLIO
                                                           URSA MASTER PORTFOLIO
                                                         ARKTOS MASTER PORTFOLIO
                                                           JUNO MASTER PORTFOLIO

                                                         [LOGO] RydexInvestments
RBENF-2-0404                                    Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                                                 ANNUAL REPORT 1


TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ...............................................     2

PERFORMANCE REPORTS ......................................................     4

BENCHMARK FUNDS

   SCHEDULES OF INVESTMENTS ..............................................    23

   STATEMENTS OF ASSETS AND LIABILITIES ..................................    96

   STATEMENTS OF OPERATIONS ..............................................   102

   STATEMENTS OF CHANGES IN NET ASSETS ...................................   108

   FINANCIAL HIGHLIGHTS ..................................................   116

BENCHMARK PORTFOLIOS

   SCHEDULES OF INVESTMENTS ..............................................   165

   STATEMENTS OF ASSETS AND LIABILITIES ..................................   180

   STATEMENTS OF OPERATIONS ..............................................   182

   STATEMENTS OF CHANGES IN NET ASSETS ...................................   184

   FINANCIAL HIGHLIGHTS ..................................................   186

NOTES TO FINANCIAL STATEMENTS ............................................   190

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   219

UNAUDITED TAX INFORMATION ................................................   220

UNAUDITED PROXY VOTING INFORMATION .......................................   221

UNAUDITED INFORMATION ON BOARD OF TRUSTEES ...............................   224

2


--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Investor confidence abounded during the one-year period from April 1, 2003 to March 31, 2004 and consumers--who are not just spending but also investing--carried the economy. Due to tax cuts, low interest rates and a flurry of activity in home refinancing, consumer spending remained strong throughout the period. In fact, consumers' appetite for risk was surprising.

Though speculation about the upcoming presidential election increased volatility in the first quarter of 2004, the market was still up across the board. For the one-year period, the S&P 500(R) Index was up 35.12%, the Nasdaq 100 Index(R) was up 41.21%, the Russell 2000 Index was up 63.82% and the Dow Jones Industrial Average was up 32.56%.

There was other good news as well. Economic data was on the upswing, in spite of the war with Iraq. Corporate earnings improved during the period. Small- and middle-capitalization stocks gained steam, rallying to all-time highs after a three-year bear market.

Rydex Series Funds introduced eight new benchmark funds on February 20, 2004, helping to round out the firm's offerings. The new funds include three value funds (Rydex Small-Cap Value Fund, Rydex Mid-Cap Value Fund and Rydex Large-Cap Value Fund), three growth funds (Rydex Small-Cap Growth Fund, Rydex Mid-Cap Growth Fund and Rydex Large-Cap Growth Fund), and two inverse funds (Rydex Inverse Small-Cap Fund and Rydex Inverse Mid-Cap Fund). The funds are included in the following pages. Please note, however, that these funds had only six weeks worth of performance during the reporting period.

It was a flat but volatile year for fixed-income investments. The 30-year bond began the year at 4.82%. From April through June, long bond yields dropped as economic reports indicated no inflationary pressures, high unemployment and the Federal Reserve's inclination not to raise rates for a "considerable period." Positive economic data led to a rise in Treasury yields through June and July. Bond yields were 4.77% at the end of the year, a difference of a mere 5 basis points from where they began.

It was a good year to be invested in leveraged funds. Rydex long leveraged vehicles like Rydex Nova, Medius and Mekros funds outperformed the market.

This year, the mutual fund industry was affected by investor confidence in the wake of last fall's revelations of trading abuses and special deals for top customers. The charges and allegations as presented by New York Attorney General Eliot Spitzer represent a serious breach of fiduciary duty and are almost certain to bring regulatory changes to the industry. The term "market-timing" has, unfortunately, taken the connotation of illicit investor behavior. However, we believe that funds designed to accommodate active trading can be an important tool in a tactical asset allocation strategy provided shareholders are treated equally like they are at Rydex.

                                                                 ANNUAL REPORT 3


--------------------------------------------------------------------------------

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur
--------------------------
Carl G. Verboncoeur
President

4


NOVA FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment returns that correspond to 150% of the daily price movement of the S&P 500 Index.

Inception: July 12, 1993

Investor confidence abounded during the period and consumers--who are not just spending but also investing--carried the economy. Though there was a mild correction and increased volatility in the first quarter of 2004 due to speculation about the upcoming presidential election, the market was up across the board. Positive compounding helped leveraged funds like Rydex Nova Fund, which aims to provide returns of 150% of the S&P 500 Index. The fund's Investor Class returned 55.25% for the period versus the S&P 500 Index, which returned 35.12%.

           CUMULATIVE FUND PERFORMANCE: JULY 12, 1993 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          NOVA                S&P 500
                          FUND                 INDEX
                          -----               -------
       7/12/1993          10000                 10000
       9/30/1993          10390                 10286
      12/31/1993          10699                 10525
       3/31/1994           9810                 10126
       6/30/1994           9760                 10168
       9/30/1994          10320                 10666
      12/31/1994          10189                 10664
       3/31/1995          11545                 11702
       6/30/1995          12947                 12819
       9/30/1995          14328                 13838
      12/31/1995          15326                 14671
       3/31/1996          16345                 15458
       6/30/1996          17189                 16152
       9/30/1996          17617                 16652
      12/31/1996          19508                 18040
       3/31/1997          19886                 18523
       6/30/1997          24889                 21757
       9/30/1997          27256                 23386
      12/31/1997          27767                 24058
       3/31/1998          33213                 27414
       6/30/1998          34272                 28319
       9/30/1998          28491                 25502
      12/31/1998          37521                 30934
       3/31/1999          39373                 32475
       6/30/1999          42907                 34764
       9/30/1999          38413                 32593
      12/31/1999          46525                 37442
       3/31/2000          47361                 38301
       6/30/2000          44503                 37284
       9/30/2000          43284                 36922
      12/31/2000          37421                 34034
       3/31/2001          30328                 29999
       6/30/2001          32598                 31754
       9/30/2001          25277                 27093
      12/31/2001          29108                 29988
       3/31/2002          29005                 30071
       6/30/2002          23059                 26042
       9/30/2002          16977                 21543
      12/31/2002          18894                 23361
       3/31/2003          17635                 22625
       6/30/2003          21765                 26108
       9/30/2003          22526                 26799
      12/31/2003          26537                 30062
       3/31/2004          27377                 30571


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                     INVESTOR CLASS                  ADVISOR CLASS          A-CLASS         C-CLASS
                       (07/12/93)                     (10/15/98)           (03/31/04)      (03/14/01)
---------------------------------------------------------------------------------------------------------
            ONE     FIVE    TEN      SINCE      ONE     FIVE     SINCE        SINCE      ONE      SINCE
            YEAR    YEAR    YEAR   INCEPTION    YEAR    YEAR   INCEPTION    INCEPTION    YEAR   INCEPTION
---------------------------------------------------------------------------------------------------------
NOVA
   FUND    55.25%  -7.01%  10.81%     9.85%    54.42%  -7.51%    9.28%         0.00%    53.72%    -4.70%

S&P 500
   INDEX   35.12%  -1.20%  11.68%    10.99%    35.12%  -1.20%    2.81%         0.00%    35.12%     0.45%
---------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES, A-CLASS SHARES, AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

                                                                 ANNUAL REPORT 5


URSA FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment returns that correspond to the inverse of the daily performance of the S&P 500 Index.

Inception: January 7, 1994

When the broad market--as measured by the S&P 500 Index--goes up, Rydex Ursa Fund is designed to go down. And that's exactly how the fund performed. The fund's Investor Class returned -26.90% for the period vs. the S&P 500 Index, which returned 35.12%.

          CUMULATIVE FUND PERFORMANCE: JANUARY 7, 1994 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          URSA                    S&P 500
                          FUND                     INDEX
                          -----                   -------
        1/7/1994          10000                    10000
       3/31/1994          10500                     9544
       6/30/1994          10540                     9584
       9/30/1994          10200                    10053
      12/31/1994          10372                    10051
       3/31/1995           9637                    11030
       6/30/1995           9056                    12083
       9/30/1995           8562                    13043
      12/31/1995           8283                    13828
       3/31/1996           7985                    14570
       6/30/1996           7779                    15224
       9/30/1996           7706                    15695
      12/31/1996           7275                    17003
       3/31/1997           7254                    17459
       6/30/1997           6231                    20507
       9/30/1997           5880                    22043
      12/31/1997           5749                    22676
       3/31/1998           5147                    25839
       6/30/1998           5064                    26693
       9/30/1998           5614                    24037
      12/31/1998           4656                    29157
       3/31/1999           4505                    30609
       6/30/1999           4266                    32767
       9/30/1999           4604                    30721
      12/31/1999           4078                    35292
       3/31/2000           4026                    36101
       6/30/2000           4214                    35142
       9/30/2000           4345                    34802
      12/31/2000           4790                    32079
       3/31/2001           5502                    28276
       6/30/2001           5228                    29930
       9/30/2001           6151                    25537
      12/31/2001           5572                    28266
       3/31/2002           5535                    28343
       6/30/2002           6372                    24546
       9/30/2002           7495                    20306
      12/31/2002           6811                    22019
       3/31/2003           6955                    21325
       6/30/2003           5996                    24608
       9/30/2003           5826                    25259
      12/31/2003           5195                    28335
       3/31/2004           5084                    28815

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                      INVESTOR CLASS                   ADVISOR CLASS          A-CLASS         C-CLASS
                        (01/07/94)                      (08/05/98)           (03/31/04)      (03/15/01)
-----------------------------------------------------------------------------------------------------------
             ONE     FIVE    TEN      SINCE       ONE     FIVE     SINCE       SINCE      ONE       SINCE
             YEAR    YEAR    YEAR   INCEPTION     YEAR    YEAR   INCEPTION   INCEPTION    YEAR    INCEPTION
-----------------------------------------------------------------------------------------------------------
URSA
   FUND    -26.90%   2.45%  -7.00%    -6.40%    -27.19%   1.90%   -6.90%       0.00%     -27.62%    -3.09%

S&P 500
   INDEX    35.12%  -1.20%  11.68%    10.90%     35.12%  -1.20%    2.19%       0.00%      35.12%     0.25%
-----------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES, A-CLASS SHARES, AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

6


OTC FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment returns that correspond to the daily performance of the Nasdaq 100 Index.

Inception: February 14, 1994

A strengthening economy benefited Rydex OTC Fund, which has a heavy exposure to technology. The sector's ties to the economy have grown tremendously over the last decade.

A pickup in semiconductors, higher demand for chips following a consolidation in Asian chip manufacturers and robust sales of cellular phones, handsets and other consumer electronics devices all helped the technology sector, which makes up the bulk of the benchmark Nasdaq 100 Index. With increased consumer confidence helping the technology sector and a few technology companies starting to pay dividends, Rydex OTC Fund Investor Class returned 38.60% for the period vs. the Nasdaq 100 Index's 41.21%.

         CUMULATIVE FUND PERFORMANCE: FEBRUARY 14, 1994 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        OTC FUND              NASDAQ 100 INDEX
                        --------              ----------------
       2/14/1994          10000                     10000
       3/31/1994           9370                      9453
       6/30/1994           8760                      8894
       9/30/1994           9470                      9722
      12/31/1994           9721                      9979
       3/31/1995          10721                     11038
       6/30/1995          13053                     13281
       9/30/1995          14206                     14443
      12/31/1995          14021                     14224
       3/31/1996          14805                     15050
       6/30/1996          16514                     16719
       9/30/1996          18027                     18207
      12/31/1996          20115                     20275
       3/31/1997          19569                     19675
       6/30/1997          23694                     23631
       9/30/1997          27132                     27084
      12/31/1997          24510                     24458
       3/31/1998          30341                     30132
       6/30/1998          33322                     33012
       9/30/1998          33728                     33213
      12/31/1998          45705                     45322
       3/31/1999          52711                     51996
       6/30/1999          57208                     56696
       9/30/1999          59938                     59439
      12/31/1999          91705                     91528
       3/31/2000         108228                    108561
       6/30/2000          92529                     92909
       9/30/2000          87518                     88141
      12/31/2000          56927                     57805
       3/31/2001          37671                     38836
       6/30/2001          43764                     45178
       9/30/2001          27672                     28841
      12/31/2001          37199                     38929
       3/31/2002          34203                     35863
       6/30/2002          24575                     25954
       9/30/2002          19458                     20551
      12/31/2002          22858                     24299
       3/31/2003          23632                     25146
       6/30/2003          27740                     29664
       9/30/2003          29759                     32182
      12/31/2003          33429                     36236
       3/31/2004          32756                     35507


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                            INVESTOR CLASS                   ADVISOR CLASS           A-CLASS         C-CLASS
                              (02/14/94)                       (09/22/98)          (03/31/04)      (03/26/01)
-----------------------------------------------------------------------------------------------------------------
                    ONE     FIVE    TEN      SINCE      ONE     FIVE     SINCE        SINCE      ONE      SINCE
                    YEAR    YEAR    YEAR   INCEPTION    YEAR    YEAR   INCEPTION    INCEPTION   YEAR    INCEPTION
-----------------------------------------------------------------------------------------------------------------
OTC FUND           38.60%  -9.08%  13.33%    12.43%    38.10%  -9.54%    11.87%       0.00%     37.17%    -7.62%

NASDAQ 100 INDEX   41.21%  -7.35%  14.15%    13.33%    41.21%  -7.35%     1.34%       0.00%     41.21%    -4.97%
-----------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES, A-CLASS SHARES, AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

                                                                 ANNUAL REPORT 7


ARKTOS FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment returns that correspond to the inverse of the daily performance of the Nasdaq 100 Index.

Inception: September 3, 1998

Technology, which makes up the bulk of the benchmark Nasdaq 100 Index, benefited from a pickup in semiconductors, higher demand for chips following a consolidation in Asian chip manufacturers and robust sales of cellular phones, handsets and other consumer electronics devices. Rydex Arktos Fund is designed to provide inverse returns to the index. The fund performed just as it is intended to: its Investor Class returned -32.02% vs. the Nasdaq 100 Index's 41.21%.

         CUMULATIVE FUND PERFORMANCE: SEPTEMBER 3, 1998 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       ARKTOS FUND           NASDAQ 100 INDEX
                       -----------           ----------------
        9/3/1998          10000                    10000
       9/30/1998           8860                    11130
      10/31/1998           8393                    11585
      11/30/1998           7533                    12887
      12/31/1998           6359                    15187
       1/31/1999           5405                    17596
       2/28/1999           5899                    15926
       3/31/1999           5365                    17424
       4/30/1999           5238                    17672
       5/31/1999           5331                    17286
       6/30/1999           4804                    18999
       7/31/1999           4851                    18785
       8/31/1999           4577                    19827
       9/30/1999           4531                    19918
      10/31/1999           4124                    21817
      11/30/1999           3650                    24541
      12/31/1999           2905                    30671
       1/31/2000           2952                    29531
       2/29/2000           2443                    35296
       3/31/2000           2339                    36379
       4/30/2000           2567                    31212
       5/31/2000           2813                    27497
       6/30/2000           2455                    31134
       7/31/2000           2533                    29857
       8/31/2000           2243                    33730
       9/30/2000           2549                    29536
      10/31/2000           2704                    27151
      11/30/2000           3470                    20734
      12/31/2000           3589                    19371
       1/31/2001           3082                    21449
       2/28/2001           4101                    15786
       3/31/2001           4794                    13014
       4/30/2001           3873                    15346
       5/31/2001           3936                    14889
       6/30/2001           3844                    15139
       7/31/2001           4132                    13927
       8/31/2001           4691                    12157
       9/30/2001           5816                     9665
      10/31/2001           4867                    11289
      11/30/2001           4125                    13203
      12/31/2001           4132                    13045
       1/31/2002           4169                    12823
       2/28/2002           4715                    11243
       3/31/2002           4370                    12018
       4/30/2002           4928                    10564
       5/31/2002           5100                     9995
       6/30/2002           5803                     8697
       7/31/2002           6155                     7959
       8/31/2002           6158                     7795
       9/30/2002           6886                     6887
      10/31/2002           5690                     8185
      11/30/2002           4962                     9232
      12/31/2002           5597                     8143
       1/31/2003           5543                     8132
       2/28/2003           5363                     8353
       3/31/2003           5260                     8426
       4/30/2003           4826                     9149
       5/31/2003           4434                     9909
       6/30/2003           4408                     9940
       7/31/2003           4131                    10563
       8/31/2003           3924                    11094
       9/30/2003           4011                    10784
      10/31/2003           3681                    11716
      11/30/2003           3646                    11781
      12/31/2003           3531                    12143
       1/31/2004           3463                    12351
       2/29/2004           3511                    12163
       3/31/2004           3577                    11899

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                         INVESTOR CLASS         ADVISOR CLASS     A-CLASS         C-CLASS
                           (09/03/98)             (08/01/03)    (03/31/04)       (03/07/01)
-----------------------------------------------------------------------------------------------
                     ONE     FIVE     SINCE         SINCE          SINCE      ONE       SINCE
                    YEAR     YEAR   INCEPTION     INCEPTION      INCEPTION    YEAR    INCEPTION
-----------------------------------------------------------------------------------------------
ARKTOS FUND        -32.02%  -7.79%   -16.85%       -14.58%         0.00%     -32.75%    -3.89%

NASDAQ 100 INDEX    41.21%  -7.35%     3.17%        13.76%         0.00%      41.21%   -10.14%
-----------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES, A-CLASS SHARES, AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

8


MEDIUS FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment returns that correspond to 150% of the daily price movement of the S&P MidCap 400 Index.

Inception: August 16, 2001

Mid-cap stocks outperformed large-cap stocks during the three-year bear market. Many middle-capitalization stocks have since reached all-time highs. Because Rydex Medius Fund is designed to provide 150% of the performance of the S&P MidCap 400 Index, the fund's H-Class shareholders were rewarded with returns of 76.43%. For the year, the S&P MidCap 400 Index returned 49.10%.

          CUMULATIVE FUND PERFORMANCE: AUGUST 16, 2001 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        MEDIUS FUND            S&P MIDCAP 400 INDEX
                        -----------            --------------------
       8/16/2001          10000                        10000
       8/17/2001           9768                         9849
       8/18/2001           9768                         9849
       8/19/2001           9768                         9849
       8/20/2001           9812                         9881
       8/21/2001           9696                         9807
       8/22/2001           9856                         9913
       8/23/2001           9860                         9918
       8/24/2001          10004                        10018
       8/25/2001          10004                        10018
       8/26/2001          10004                        10018
       8/27/2001           9980                        10007
       8/28/2001           9804                         9894
       8/29/2001           9776                         9878
       8/30/2001           9600                         9759
       8/31/2001           9688                         9822
        9/1/2001           9688                         9822
        9/2/2001           9688                         9822
        9/3/2001           9688                         9822
        9/4/2001           9640                         9792
        9/5/2001           9464                         9674
        9/6/2001           9236                         9520
        9/7/2001           9008                         9363
        9/8/2001           9008                         9363
        9/9/2001           9008                         9363
       9/10/2001           8904                         9295
       9/11/2001           8904                         9295
       9/12/2001           8904                         9295
       9/13/2001           8904                         9295
       9/14/2001           8904                         9295
       9/15/2001           8904                         9295
       9/16/2001           8904                         9295
       9/17/2001           8240                         8851
       9/18/2001           8044                         8706
       9/19/2001           7792                         8534
       9/20/2001           7360                         8217
       9/21/2001           7148                         8048
       9/22/2001           7148                         8048
       9/23/2001           7148                         8048
       9/24/2001           7484                         8313
       9/25/2001           7520                         8343
       9/26/2001           7388                         8258
       9/27/2001           7592                         8389
       9/28/2001           7860                         8600
       9/29/2001           7860                         8600
       9/30/2001           7860                         8600
       10/1/2001           7636                         8445
       10/2/2001           7780                         8553
       10/3/2001           8116                         8806
       10/4/2001           8164                         8847
       10/5/2001           8088                         8791
       10/6/2001           8088                         8791
       10/7/2001           8088                         8791
       10/8/2001           7976                         8712
       10/9/2001           7968                         8712
      10/10/2001           8288                         8952
      10/11/2001           8556                         9150
      10/12/2001           8440                         9069
      10/13/2001           8440                         9069
      10/14/2001           8440                         9069
      10/15/2001           8388                         9044
      10/16/2001           8528                         9145
      10/17/2001           8184                         8906
      10/18/2001           8064                         8827
      10/19/2001           8228                         8939
      10/20/2001           8228                         8939
      10/21/2001           8228                         8939
      10/22/2001           8412                         9079
      10/23/2001           8376                         9057
      10/24/2001           8400                         9076
      10/25/2001           8620                         9232
      10/26/2001           8708                         9302
      10/27/2001           8708                         9302
      10/28/2001           8708                         9302
      10/29/2001           8420                         9103
      10/30/2001           8184                         8934
      10/31/2001           8240                         8980
       11/1/2001           8464                         9134
       11/2/2001           8484                         9159
       11/3/2001           8484                         9159
       11/4/2001           8484                         9159
       11/5/2001           8652                         9279
       11/6/2001           8828                         9401
       11/7/2001           8836                         9407
       11/8/2001           8756                         9352
       11/9/2001           8740                         9355
      11/10/2001           8740                         9355
      11/11/2001           8740                         9355
      11/12/2001           8792                         9391
      11/13/2001           9036                         9566
      11/14/2001           9040                         9573
      11/15/2001           8940                         9504
      11/16/2001           8944                         9515
      11/17/2001           8944                         9515
      11/18/2001           8944                         9515
      11/19/2001           9116                         9640
      11/20/2001           9016                         9569
      11/21/2001           8956                         9531
      11/22/2001           8956                         9531
      11/23/2001           9104                         9638
      11/24/2001           9104                         9638
      11/25/2001           9104                         9638
      11/26/2001           9252                         9747
      11/27/2001           9244                         9744
      11/28/2001           9024                         9592
      11/29/2001           9228                         9736
      11/30/2001           9096                         9649
       12/1/2001           9096                         9649
       12/2/2001           9096                         9649
       12/3/2001           9012                         9596
       12/4/2001           9280                         9782
       12/5/2001           9660                        10051
       12/6/2001           9704                        10088
       12/7/2001           9632                        10044
       12/8/2001           9632                        10044
       12/9/2001           9632                        10044
      12/10/2001           9428                         9898
      12/11/2001           9432                         9911
      12/12/2001           9392                         9883
      12/13/2001           9176                         9733
      12/14/2001           9288                         9812
      12/15/2001           9288                         9812
      12/16/2001           9288                         9812
      12/17/2001           9408                         9914
      12/18/2001           9580                        10036
      12/19/2001           9556                        10018
      12/20/2001           9392                         9900
      12/21/2001           9528                        10014
      12/22/2001           9528                        10014
      12/23/2001           9528                        10014
      12/24/2001           9580                        10051
      12/25/2001           9580                        10051
      12/26/2001           9704                        10138
      12/27/2001           9776                        10184
      12/28/2001           9884                        10271
      12/29/2001           9884                        10271
      12/30/2001           9884                        10271
      12/31/2001           9708                        10147
        1/1/2002           9708                        10147
        1/2/2002           9644                        10111
        1/3/2002           9776                        10213
        1/4/2002           9952                        10342
        1/5/2002           9952                        10342
        1/6/2002           9952                        10342
        1/7/2002           9812                        10243
        1/8/2002           9804                        10239
        1/9/2002           9796                        10241
       1/10/2002           9824                        10253
       1/11/2002           9668                        10147
       1/12/2002           9668                        10147
       1/13/2002           9668                        10147
       1/14/2002           9444                         9997
       1/15/2002           9548                        10062
       1/16/2002           9316                         9901
       1/17/2002           9508                        10032
       1/18/2002           9360                         9930
       1/19/2002           9360                         9930
       1/20/2002           9360                         9930
       1/21/2002           9360                         9930
       1/22/2002           9240                         9853
       1/23/2002           9456                        10015
       1/24/2002           9568                        10092
       1/25/2002           9628                        10135
       1/26/2002           9628                        10135
       1/27/2002           9628                        10135
       1/28/2002           9636                        10138
       1/29/2002           9348                         9942
       1/30/2002           9520                        10063
       1/31/2002           9564                        10094
        2/1/2002           9532                        10074
        2/2/2002           9532                        10074
        2/3/2002           9532                        10074
        2/4/2002           9200                         9857
        2/5/2002           9188                         9845
        2/6/2002           9072                         9772
        2/7/2002           8960                         9692
        2/8/2002           9240                         9902
        2/9/2002           9240                         9902
       2/10/2002           9240                         9902
       2/11/2002           9444                        10050
       2/12/2002           9388                        10011
       2/13/2002           9528                        10115
       2/14/2002           9484                        10087
       2/15/2002           9352                         9999
       2/16/2002           9352                         9999
       2/17/2002           9352                         9999
       2/18/2002           9352                         9999
       2/19/2002           9092                         9815
       2/20/2002           9288                         9955
       2/21/2002           9104                         9833
       2/22/2002           9232                         9925
       2/23/2002           9232                         9925
       2/24/2002           9232                         9925
       2/25/2002           9420                        10060
       2/26/2002           9496                        10116
       2/27/2002           9552                        10158
       2/28/2002           9472                        10107
        3/1/2002           9752                        10308
        3/2/2002           9752                        10308
        3/3/2002           9752                        10308
        3/4/2002          10124                        10576
        3/5/2002          10092                        10559
        3/6/2002          10304                        10704
        3/7/2002          10244                        10663
        3/8/2002          10356                        10757
        3/9/2002          10356                        10757
       3/10/2002          10356                        10757
       3/11/2002          10360                        10757
       3/12/2002          10304                        10715
       3/13/2002          10208                        10654
       3/14/2002          10224                        10666
       3/15/2002          10352                        10756
       3/16/2002          10352                        10756
       3/17/2002          10352                        10756
       3/18/2002          10468                        10840
       3/19/2002          10496                        10860
       3/20/2002          10312                        10732
       3/21/2002          10408                        10800
       3/22/2002          10288                        10722
       3/23/2002          10288                        10722
       3/24/2002          10288                        10722
       3/25/2002          10048                        10557
       3/26/2002          10216                        10669
       3/27/2002          10392                        10792
       3/28/2002          10432                        10829
       3/29/2002          10432                        10829
       3/30/2002          10432                        10829
       3/31/2002          10432                        10829
        4/1/2002          10440                        10826
        4/2/2002          10288                        10724
        4/3/2002          10076                        10575
        4/4/2002          10128                        10613
        4/5/2002          10124                        10615
        4/6/2002          10124                        10615
        4/7/2002          10124                        10615
        4/8/2002          10300                        10741
        4/9/2002          10256                        10712
       4/10/2002          10504                        10889
       4/11/2002          10284                        10737
       4/12/2002          10448                        10853
       4/13/2002          10448                        10853
       4/14/2002          10448                        10853
       4/15/2002          10432                        10845
       4/16/2002          10680                        11017
       4/17/2002          10676                        11016
       4/18/2002          10608                        10977
       4/19/2002          10656                        11009
       4/20/2002          10656                        11009
       4/21/2002          10656                        11009
       4/22/2002          10432                        10858
       4/23/2002          10416                        10844
       4/24/2002          10280                        10753
       4/25/2002          10324                        10782
       4/26/2002          10136                        10656
       4/27/2002          10136                        10656
       4/28/2002          10136                        10656
       4/29/2002          10052                        10596
       4/30/2002          10300                        10779
        5/1/2002          10348                        10816
        5/2/2002          10308                        10789
        5/3/2002          10196                        10718
        5/4/2002          10196                        10718
        5/5/2002          10196                        10718
        5/6/2002           9960                        10560
        5/7/2002           9936                        10527
        5/8/2002          10344                        10812
        5/9/2002          10104                        10658
       5/10/2002           9968                        10553
       5/11/2002           9968                        10553
       5/12/2002           9968                        10553
       5/13/2002          10168                        10698
       5/14/2002          10524                        10950
       5/15/2002          10464                        10912
       5/16/2002          10392                        10864
       5/17/2002          10484                        10927
       5/18/2002          10484                        10927
       5/19/2002          10484                        10927
       5/20/2002          10300                        10803
       5/21/2002          10092                        10655
       5/22/2002          10092                        10654
       5/23/2002          10300                        10801
       5/24/2002          10152                        10705
       5/25/2002          10152                        10705
       5/26/2002          10152                        10705
       5/27/2002          10152                        10705
       5/28/2002          10080                        10597
       5/29/2002           9976                        10579
       5/30/2002           9968                        10575
       5/31/2002           9996                        10597
        6/1/2002           9996                        10597
        6/2/2002           9996                        10597
        6/3/2002           9616                        10330
        6/4/2002           9504                        10254
        6/5/2002           9592                        10317
        6/6/2002           9312                        10120
        6/7/2002           9432                        10213
        6/8/2002           9432                        10213
        6/9/2002           9432                        10213
       6/10/2002           9436                        10222
       6/11/2002           9124                        10009
       6/12/2002           9116                        10001
       6/13/2002           8944                         9873
       6/14/2002           9028                         9940
       6/15/2002           9028                         9940
       6/16/2002           9028                         9940
       6/17/2002           9400                        10212
       6/18/2002           9392                        10211
       6/19/2002           9212                        10087
       6/20/2002           9044                         9962
       6/21/2002           8888                         9848
       6/22/2002           8888                         9848
       6/23/2002           8888                         9848
       6/24/2002           8808                         9783
       6/25/2002           8592                         9628
       6/26/2002           8596                         9625
       6/27/2002           8724                         9710
       6/28/2002           8864                         9821
       6/29/2002           8864                         9821
       6/30/2002           8864                         9821
        7/1/2002           8536                         9587
        7/2/2002           8168                         9304
        7/3/2002           8136                         9275
        7/4/2002           8136                         9275
        7/5/2002           8560                         9602
        7/6/2002           8560                         9602
        7/7/2002           8560                         9602
        7/8/2002           8328                         9438
        7/9/2002           8068                         9221
       7/10/2002           7732                         8976
       7/11/2002           7748                         8985
       7/12/2002           7656                         8926
       7/13/2002           7656                         8926
       7/14/2002           7656                         8926
       7/15/2002           7564                         8858
       7/16/2002           7552                         8850
       7/17/2002           7616                         8904
       7/18/2002           7304                         8664
       7/19/2002           7048                         8460
       7/20/2002           7048                         8460
       7/21/2002           7048                         8460
       7/22/2002           6708                         8178
       7/23/2002           6408                         7937
       7/24/2002           6876                         8311
       7/25/2002           6844                         8289
       7/26/2002           6940                         8358
       7/27/2002           6940                         8358
       7/28/2002           6940                         8358
       7/29/2002           7500                         8813
       7/30/2002           7584                         8882
       7/31/2002           7560                         8870
        8/1/2002           7316                         8674
        8/2/2002           6984                         8420
        8/3/2002           6984                         8420
        8/4/2002           6984                         8420
        8/5/2002           6656                         8174
        8/6/2002           7008                         8452
        8/7/2002           7116                         8541
        8/8/2002           7356                         8740
        8/9/2002           7384                         8766
       8/10/2002           7384                         8766
       8/11/2002           7384                         8766
       8/12/2002           7388                         8770
       8/13/2002           7136                         8569
       8/14/2002           7492                         8849
       8/15/2002           7668                         8989
       8/16/2002           7740                         9042
       8/17/2002           7740                         9042
       8/18/2002           7740                         9042
       8/19/2002           7916                         9186
       8/20/2002           7788                         9087
       8/21/2002           7996                         9251
       8/22/2002           8112                         9346
       8/23/2002           7836                         9129
       8/24/2002           7836                         9129
       8/25/2002           7836                         9129
       8/26/2002           8004                         9259
       8/27/2002           7728                         9056
       8/28/2002           7504                         8872
       8/29/2002           7624                         8965
       8/30/2002           7552                         8914
       8/31/2002           7552                         8914
        9/1/2002           7552                         8914
        9/2/2002           7552                         8914
        9/3/2002           7212                         8642
        9/4/2002           7424                         8813
        9/5/2002           7196                         8639
        9/6/2002           7504                         8880
        9/7/2002           7504                         8880
        9/8/2002           7504                         8880
        9/9/2002           7556                         8933
       9/10/2002           7580                         8957
       9/11/2002           7592                         8959
       9/12/2002           7296                         8735
       9/13/2002           7380                         8801
       9/14/2002           7380                         8801
       9/15/2002           7380                         8801
       9/16/2002           7324                         8759
       9/17/2002           7116                         8594
       9/18/2002           7100                         8568
       9/19/2002           6776                         8316
       9/20/2002           6784                         8340
       9/21/2002           6784                         8340
       9/22/2002           6784                         8340
       9/23/2002           6620                         8203
       9/24/2002           6496                         8100
       9/25/2002           6768                         8326
       9/26/2002           6952                         8477
       9/27/2002           6680                         8269
       9/28/2002           6680                         8269
       9/29/2002           6680                         8269
       9/30/2002           6584                         8196
       10/1/2002           6828                         8377
       10/2/2002           6540                         8146
       10/3/2002           6408                         8040
       10/4/2002           6152                         7828
       10/5/2002           6152                         7828
       10/6/2002           6152                         7828
       10/7/2002           5936                         7642
       10/8/2002           6068                         7754
       10/9/2002           5768                         7504
      10/10/2002           6144                         7822
      10/11/2002           6428                         8073
      10/12/2002           6428                         8073
      10/13/2002           6428                         8073
      10/14/2002           6556                         8174
      10/15/2002           6944                         8503
      10/16/2002           6628                         8241
      10/17/2002           6944                         8506
      10/18/2002           6944                         8514
      10/19/2002           6944                         8514
      10/20/2002           6944                         8514
      10/21/2002           7136                         8669
      10/22/2002           6940                         8509
      10/23/2002           7076                         8624
      10/24/2002           6908                         8492
      10/25/2002           7076                         8629
      10/26/2002           7076                         8629
      10/27/2002           7076                         8629
      10/28/2002           6936                         8525
      10/29/2002           6840                         8445
      10/30/2002           6980                         8559
      10/31/2002           6964                         8551
       11/1/2002           7164                         8722
       11/2/2002           7164                         8722
       11/3/2002           7164                         8722
       11/4/2002           7200                         8736
       11/5/2002           7208                         8744
       11/6/2002           7332                         8845
       11/7/2002           7088                         8660
       11/8/2002           6952                         8540
       11/9/2002           6952                         8540
      11/10/2002           6952                         8540
      11/11/2002           6736                         8360
      11/12/2002           6844                         8443
      11/13/2002           6844                         8440
      11/14/2002           7072                         8640
      11/15/2002           7168                         8728
      11/16/2002           7168                         8728
      11/17/2002           7168                         8728
      11/18/2002           7084                         8664
      11/19/2002           6988                         8577
      11/20/2002           7212                         8758
      11/21/2002           7456                         8955
      11/22/2002           7476                         8966
      11/23/2002           7476                         8966
      11/24/2002           7476                         8966
      11/25/2002           7536                         9016
      11/26/2002           7292                         8831
      11/27/2002           7604                         9085
      11/28/2002           7604                         9085
      11/29/2002           7548                         9046
      11/30/2002           7548                         9046
       12/1/2002           7548                         9046
       12/2/2002           7604                         9087
       12/3/2002           7424                         8937
       12/4/2002           7364                         8892
       12/5/2002           7296                         8840
       12/6/2002           7340                         8877
       12/7/2002           7340                         8877
       12/8/2002           7340                         8877
       12/9/2002           7064                         8657
      12/10/2002           7220                         8780
      12/11/2002           7260                         8825
      12/12/2002           7264                         8827
      12/13/2002           7101                         8695
      12/14/2002           7101                         8695
      12/15/2002           7101                         8695
      12/16/2002           7310                         8869
      12/17/2002           7214                         8793
      12/18/2002           7073                         8676
      12/19/2002           7048                         8650
      12/20/2002           7169                         8757
      12/21/2002           7169                         8757
      12/22/2002           7169                         8757
      12/23/2002           7197                         8778
      12/24/2002           7137                         8732
      12/25/2002           7137                         8732
      12/26/2002           7157                         8753
      12/27/2002           7000                         8625
      12/28/2002           7000                         8625
      12/29/2002           7000                         8625
      12/30/2002           7008                         8628
      12/31/2002           7048                         8674
        1/1/2003           7048                         8674
        1/2/2003           7350                         8912
        1/3/2003           7290                         8867
        1/4/2003           7290                         8867
        1/5/2003           7290                         8867
        1/6/2003           7471                         9015
        1/7/2003           7371                         8923
        1/8/2003           7185                         8792
        1/9/2003           7375                         8944
       1/10/2003           7395                         8952
       1/11/2003           7395                         8952
       1/12/2003           7395                         8952
       1/13/2003           7342                         8915
       1/14/2003           7379                         8943
       1/15/2003           7298                         8875
       1/16/2003           7290                         8868
       1/17/2003           7117                         8733
       1/18/2003           7117                         8733
       1/19/2003           7117                         8733
       1/20/2003           7117                         8733
       1/21/2003           6960                         8611
       1/22/2003           6883                         8546
       1/23/2003           6980                         8625
       1/24/2003           6751                         8442
       1/25/2003           6751                         8442
       1/26/2003           6751                         8442
       1/27/2003           6553                         8288
       1/28/2003           6658                         8375
       1/29/2003           6710                         8425
       1/30/2003           6557                         8295
       1/31/2003           6710                         8421
        2/1/2003           6710                         8421
        2/2/2003           6710                         8421
        2/3/2003           6702                         8414
        2/4/2003           6610                         8339
        2/5/2003           6565                         8309
        2/6/2003           6497                         8250
        2/7/2003           6384                         8152
        2/8/2003           6384                         8152
        2/9/2003           6384                         8152
       2/10/2003           6453                         8209
       2/11/2003           6412                         8176
       2/12/2003           6243                         8035
       2/13/2003           6179                         7982
       2/14/2003           6264                         8054
       2/15/2003           6264                         8054
       2/16/2003           6264                         8054
       2/17/2003           6264                         8054
       2/18/2003           6489                         8245
       2/19/2003           6392                         8169
       2/20/2003           6380                         8157
       2/21/2003           6521                         8273
       2/22/2003           6521                         8273
       2/23/2003           6521                         8273
       2/24/2003           6348                         8132
       2/25/2003           6425                         8196
       2/26/2003           6320                         8116
       2/27/2003           6412                         8192
       2/28/2003           6441                         8220
        3/1/2003           6441                         8220
        3/2/2003           6441                         8220
        3/3/2003           6388                         8178
        3/4/2003           6264                         8069
        3/5/2003           6235                         8058
        3/6/2003           6179                         8013
        3/7/2003           6215                         8061
        3/8/2003           6215                         8061
        3/9/2003           6215                         8061
       3/10/2003           6022                         7900
       3/11/2003           5921                         7814
       3/12/2003           5897                         7795
       3/13/2003           6175                         8041
       3/14/2003           6175                         8040
       3/15/2003           6175                         8040
       3/16/2003           6175                         8040
       3/17/2003           6469                         8288
       3/18/2003           6525                         8347
       3/19/2003           6509                         8338
       3/20/2003           6602                         8418
       3/21/2003           6787                         8571
       3/22/2003           6787                         8571
       3/23/2003           6787                         8571
       3/24/2003           6473                         8303
       3/25/2003           6606                         8416
       3/26/2003           6549                         8370
       3/27/2003           6557                         8373
       3/28/2003           6569                         8384
       3/29/2003           6569                         8384
       3/30/2003           6569                         8384
       3/31/2003           6457                         8290
        4/1/2003           6533                         8351
        4/2/2003           6743                         8536
        4/3/2003           6658                         8468
        4/4/2003           6622                         8440
        4/5/2003           6622                         8440
        4/6/2003           6622                         8440
        4/7/2003           6642                         8459
        4/8/2003           6569                         8398
        4/9/2003           6481                         8331
       4/10/2003           6521                         8361
       4/11/2003           6489                         8341
       4/12/2003           6489                         8341
       4/13/2003           6489                         8341
       4/14/2003           6650                         8471
       4/15/2003           6718                         8522
       4/16/2003           6618                         8440
       4/17/2003           6759                         8561
       4/18/2003           6759                         8561
       4/19/2003           6759                         8561
       4/20/2003           6759                         8561
       4/21/2003           6783                         8588
       4/22/2003           6968                         8740
       4/23/2003           7081                         8827
       4/24/2003           7008                         8766
       4/25/2003           6904                         8680
       4/26/2003           6904                         8680
       4/27/2003           6904                         8680
       4/28/2003           7073                         8819
       4/29/2003           7101                         8849
       4/30/2003           7141                         8891
        5/1/2003           7133                         8871
        5/2/2003           7326                         9034
        5/3/2003           7326                         9034
        5/4/2003           7326                         9034
        5/5/2003           7354                         9066
        5/6/2003           7407                         9110
        5/7/2003           7375                         9078
        5/8/2003           7302                         9007
        5/9/2003           7435                         9117
       5/10/2003           7435                         9117
       5/11/2003           7435                         9117
       5/12/2003           7560                         9221
       5/13/2003           7556                         9211
       5/14/2003           7564                         9216
       5/15/2003           7608                         9248
       5/16/2003           7515                         9175
       5/17/2003           7515                         9175
       5/18/2003           7515                         9175
       5/19/2003           7302                         9008
       5/20/2003           7298                         9002
       5/21/2003           7379                         9069
       5/22/2003           7483                         9144
       5/23/2003           7572                         9220
       5/24/2003           7572                         9220
       5/25/2003           7572                         9220
       5/26/2003           7572                         9220
       5/27/2003           7781                         9394
       5/28/2003           7809                         9414
       5/29/2003           7797                         9405
       5/30/2003           8079                         9628
       5/31/2003           8079                         9628
        6/1/2003           8079                         9628
        6/2/2003           8127                         9666
        6/3/2003           8103                         9643
        6/4/2003           8288                         9790
        6/5/2003           8397                         9880
        6/6/2003           8333                         9824
        6/7/2003           8333                         9824
        6/8/2003           8333                         9824
        6/9/2003           8103                         9639
       6/10/2003           8240                         9747
       6/11/2003           8409                         9891
       6/12/2003           8453                         9915
       6/13/2003           8276                         9792
       6/14/2003           8276                         9792
       6/15/2003           8276                         9792
       6/16/2003           8514                         9980
       6/17/2003           8518                         9978
       6/18/2003           8478                         9950
       6/19/2003           8329                         9832
       6/20/2003           8333                         9833
       6/21/2003           8333                         9833
       6/22/2003           8333                         9833
       6/23/2003           8127                         9671
       6/24/2003           8135                         9682
       6/25/2003           8176                         9722
       6/26/2003           8288                         9808
       6/27/2003           8256                         9792
       6/28/2003           8256                         9792
       6/29/2003           8256                         9792
       6/30/2003           8208                         9751
        7/1/2003           8276                         9805
        7/2/2003           8433                         9935
        7/3/2003           8381                         9901
        7/4/2003           8381                         9901
        7/5/2003           8381                         9901
        7/6/2003           8381                         9901
        7/7/2003           8570                        10048
        7/8/2003           8691                        10132
        7/9/2003           8711                        10152
       7/10/2003           8506                         9994
       7/11/2003           8639                        10090
       7/12/2003           8639                        10090
       7/13/2003           8639                        10090
       7/14/2003           8775                        10204
       7/15/2003           8727                        10156
       7/16/2003           8622                        10084
       7/17/2003           8393                         9912
       7/18/2003           8546                        10035
       7/19/2003           8546                        10035
       7/20/2003           8546                        10035
       7/21/2003           8393                         9915
       7/22/2003           8490                         9995
       7/23/2003           8502                        10007
       7/24/2003           8429                         9949
       7/25/2003           8526                        10026
       7/26/2003           8526                        10026
       7/27/2003           8526                        10026
       7/28/2003           8606                        10089
       7/29/2003           8598                        10079
       7/30/2003           8598                        10084
       7/31/2003           8614                        10097
        8/1/2003           8486                         9978
        8/2/2003           8486                         9978
        8/3/2003           8486                         9978
        8/4/2003           8449                         9964
        8/5/2003           8260                         9818
        8/6/2003           8204                         9779
        8/7/2003           8228                         9802
        8/8/2003           8264                         9836
        8/9/2003           8264                         9836
       8/10/2003           8264                         9836
       8/11/2003           8341                         9896
       8/12/2003           8506                        10026
       8/13/2003           8482                        10011
       8/14/2003           8554                        10065
       8/15/2003           8614                        10115
       8/16/2003           8614                        10115
       8/17/2003           8614                        10115
       8/18/2003           8775                        10242
       8/19/2003           8868                        10320
       8/20/2003           8880                        10329
       8/21/2003           9045                        10455
       8/22/2003           8892                        10329
       8/23/2003           8892                        10329
       8/24/2003           8892                        10329
       8/25/2003           8832                        10288
       8/26/2003           8852                        10302
       8/27/2003           8920                        10359
       8/28/2003           9069                        10477
       8/29/2003           9162                        10555
       8/30/2003           9162                        10555
       8/31/2003           9162                        10555
        9/1/2003           9162                        10555
        9/2/2003           9311                        10664
        9/3/2003           9351                        10697
        9/4/2003           9383                        10723
        9/5/2003           9295                        10654
        9/6/2003           9295                        10654
        9/7/2003           9295                        10654
        9/8/2003           9448                        10781
        9/9/2003           9351                        10696
       9/10/2003           9069                        10477
       9/11/2003           9158                        10554
       9/12/2003           9214                        10599
       9/13/2003           9214                        10599
       9/14/2003           9214                        10599
       9/15/2003           9194                        10588
       9/16/2003           9363                        10717
       9/17/2003           9327                        10688
       9/18/2003           9500                        10819
       9/19/2003           9508                        10831
       9/20/2003           9508                        10831
       9/21/2003           9508                        10831
       9/22/2003           9359                        10709
       9/23/2003           9448                        10778
       9/24/2003           9218                        10609
       9/25/2003           9057                        10477
       9/26/2003           8892                        10352
       9/27/2003           8892                        10352
       9/28/2003           8892                        10352
       9/29/2003           9053                        10470
       9/30/2003           8957                        10393
       10/1/2003           9242                        10618
       10/2/2003           9307                        10666
       10/3/2003           9492                        10806
       10/4/2003           9492                        10806
       10/5/2003           9492                        10806
       10/6/2003           9536                        10853
       10/7/2003           9613                        10916
       10/8/2003           9560                        10883
       10/9/2003           9629                        10942
      10/10/2003           9637                        10944
      10/11/2003           9637                        10944
      10/12/2003           9637                        10944
      10/13/2003           9798                        11070
      10/14/2003           9838                        11100
      10/15/2003           9721                        11015
      10/16/2003           9798                        11070
      10/17/2003           9589                        10919
      10/18/2003           9589                        10919
      10/19/2003           9589                        10919
      10/20/2003           9641                        10960
      10/21/2003           9709                        11016
      10/22/2003           9500                        10857
      10/23/2003           9488                        10858
      10/24/2003           9468                        10843
      10/25/2003           9468                        10843
      10/26/2003           9468                        10843
      10/27/2003           9597                        10942
      10/28/2003           9822                        11102
      10/29/2003           9890                        11157
      10/30/2003           9886                        11156
      10/31/2003           9919                        11179
       11/1/2003           9919                        11179
       11/2/2003           9919                        11179
       11/3/2003          10092                        11312
       11/4/2003          10055                        11288
       11/5/2003          10104                        11328
       11/6/2003          10241                        11424
       11/7/2003          10216                        11414
       11/8/2003          10216                        11414
       11/9/2003          10216                        11414
      11/10/2003          10023                        11274
      11/11/2003           9963                        11245
      11/12/2003          10249                        11453
      11/13/2003          10285                        11480
      11/14/2003          10136                        11363
      11/15/2003          10136                        11363
      11/16/2003          10136                        11363
      11/17/2003          10015                        11274
      11/18/2003           9858                        11158
      11/19/2003           9919                        11203
      11/20/2003           9834                        11143
      11/21/2003           9898                        11185
      11/22/2003           9898                        11185
      11/23/2003           9898                        11185
      11/24/2003          10208                        11418
      11/25/2003          10309                        11495
      11/26/2003          10365                        11535
      11/27/2003          10365                        11535
      11/28/2003          10410                        11569
      11/29/2003          10410                        11569
      11/30/2003          10410                        11569
       12/1/2003          10643                        11749
       12/2/2003          10611                        11726
       12/3/2003          10462                        11616
       12/4/2003          10402                        11576
       12/5/2003          10269                        11475
       12/6/2003          10269                        11475
       12/7/2003          10269                        11475
       12/8/2003          10402                        11565
       12/9/2003          10188                        11411
      12/10/2003          10068                        11333
      12/11/2003          10325                        11524
      12/12/2003          10361                        11552
      12/13/2003          10361                        11552
      12/14/2003          10361                        11552
      12/15/2003          10160                        11402
      12/16/2003          10176                        11406
      12/17/2003          10225                        11436
      12/18/2003          10450                        11609
      12/19/2003          10426                        11598
      12/20/2003          10426                        11598
      12/21/2003          10426                        11598
      12/22/2003          10506                        11652
      12/23/2003          10559                        11695
      12/24/2003          10534                        11678
      12/25/2003          10534                        11678
      12/26/2003          10547                        11690
      12/27/2003          10547                        11690
      12/28/2003          10547                        11690
      12/29/2003          10744                        11831
      12/30/2003          10744                        11835
      12/31/2003          10635                        11764
        1/1/2004          10635                        11764
        1/2/2004          10643                        11763
        1/3/2004          10643                        11763
        1/4/2004          10643                        11763
        1/5/2004          10780                        11859
        1/6/2004          10816                        11885
        1/7/2004          10877                        11929
        1/8/2004          10889                        11953
        1/9/2004          10865                        11945
       1/10/2004          10865                        11945
       1/11/2004          10865                        11945
       1/12/2004          10969                        12009
       1/13/2004          10869                        11935
       1/14/2004          10965                        12011
       1/15/2004          10997                        12043
       1/16/2004          11114                        12132
       1/17/2004          11114                        12132
       1/18/2004          11114                        12132
       1/19/2004          11114                        12132
       1/20/2004          11267                        12233
       1/21/2004          11315                        12272
       1/22/2004          11247                        12223
       1/23/2004          11263                        12236
       1/24/2004          11263                        12236
       1/25/2004          11263                        12236
       1/26/2004          11388                        12318
       1/27/2004          11263                        12232
       1/28/2004          11001                        12042
       1/29/2004          10953                        12010
       1/30/2004          10969                        12019
       1/31/2004          10969                        12019
        2/1/2004          10969                        12019
        2/2/2004          10989                        12032
        2/3/2004          10949                        12006
        2/4/2004          10792                        11890
        2/5/2004          10848                        11941
        2/6/2004          11142                        12152
        2/7/2004          11142                        12152
        2/8/2004          11142                        12152
        2/9/2004          11211                        12201
       2/10/2004          11307                        12273
       2/11/2004          11476                        12388
       2/12/2004          11456                        12374
       2/13/2004          11380                        12319
       2/14/2004          11380                        12319
       2/15/2004          11380                        12319
       2/16/2004          11380                        12319
       2/17/2004          11549                        12443
       2/18/2004          11468                        12391
       2/19/2004          11307                        12280
       2/20/2004          11199                        12203
       2/21/2004          11199                        12203
       2/22/2004          11199                        12203
       2/23/2004          11014                        12060
       2/24/2004          11030                        12079
       2/25/2004          11146                        12156
       2/26/2004          11283                        12260
       2/27/2004          11332                        12308
       2/28/2004          11332                        12308
       2/29/2004          11332                        12308
        3/1/2004          11625                        12506
        3/2/2004          11553                        12462
        3/3/2004          11553                        12456
        3/4/2004          11650                        12526
        3/5/2004          11758                        12605
        3/6/2004          11758                        12605
        3/7/2004          11758                        12605
        3/8/2004          11577                        12485
        3/9/2004          11448                        12389
       3/10/2004          11154                        12174
       3/11/2004          10965                        12042
       3/12/2004          11235                        12234
       3/13/2004          11235                        12234
       3/14/2004          11235                        12234
       3/15/2004          10957                        12028
       3/16/2004          10969                        12043
       3/17/2004          11195                        12204
       3/18/2004          11130                        12160
       3/19/2004          10989                        12070
       3/20/2004          10989                        12070
       3/21/2004          10989                        12070
       3/22/2004          10724                        11866
       3/23/2004          10764                        11893
       3/24/2004          10671                        11831
       3/25/2004          10965                        12046
       3/26/2004          10989                        12062
       3/27/2004          10989                        12062
       3/28/2004          10989                        12062
       3/29/2004          11219                        12229
       3/30/2004          11323                        12307
       3/31/2004          11392                        12360

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------
                                A-CLASS         C-CLASS             H-CLASS
                              (03/31/04)      (08/20/01)          (08/16/01)
--------------------------------------------------------------------------------
                                 SINCE      ONE      SINCE      ONE      SINCE
                               INCEPTION    YEAR   INCEPTION    YEAR   INCEPTION
--------------------------------------------------------------------------------
MEDIUS FUND                      0.00%     75.14%    5.11%     76.43%    5.10%

S&P MIDCAP 400 INDEX             0.00%     49.10%    8.95%     49.10%    8.42%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

                                                                 ANNUAL REPORT 9


MEKROS FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment returns that correspond to 150% of the daily price movement of the Russell 2000 Index.

Inception: November 1, 2000

Small-capitalization stocks rallied to all-time highs during the reporting period. Rydex Mekros Fund, a leveraged fund that aims for 150% of the daily price movement of the small-cap Russell 2000 Index, therefore also had a great year. The fund's H-Class returned 102.63% for the period vs. The Russell 2000 Index, which returned 63.82%.

         CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2000 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       MEKROS FUND              RUSSELL 2000 INDEX
                       -----------              ------------------
       11/1/2000          10000                       10000
       11/2/2000          10312                       10238
       11/3/2000          10332                       10254
       11/4/2000          10332                       10254
       11/5/2000          10332                       10254
       11/6/2000          10208                       10178
       11/7/2000          10268                       10219
       11/8/2000          10104                       10113
       11/9/2000           9940                       10006
      11/10/2000           9500                        9715
      11/11/2000           9500                        9715
      11/12/2000           9500                        9715
      11/13/2000           9372                        9628
      11/14/2000           9652                        9838
      11/15/2000           9792                        9938
      11/16/2000           9480                        9733
      11/17/2000           9504                        9755
      11/18/2000           9504                        9755
      11/19/2000           9504                        9755
      11/20/2000           9132                        9504
      11/21/2000           9032                        9434
      11/22/2000           8756                        9255
      11/23/2000           8756                        9255
      11/24/2000           9148                        9537
      11/25/2000           9148                        9537
      11/26/2000           9148                        9537
      11/27/2000           9140                        9534
      11/28/2000           8764                        9279
      11/29/2000           8636                        9192
      11/30/2000           8388                        9017
       12/1/2000           8672                        9237
       12/2/2000           8672                        9237
       12/3/2000           8672                        9237
       12/4/2000           8480                        9107
       12/5/2000           9068                        9527
       12/6/2000           8840                        9375
       12/7/2000           8764                        9325
       12/8/2000           9268                        9689
       12/9/2000           9268                        9689
      12/10/2000           9268                        9689
      12/11/2000           9496                        9854
      12/12/2000           9216                        9663
      12/13/2000           8988                        9507
      12/14/2000           8752                        9344
      12/15/2000           8636                        9268
      12/16/2000           8636                        9268
      12/17/2000           8636                        9268
      12/18/2000           8780                        9373
      12/19/2000           8652                        9283
      12/20/2000           8220                        8981
      12/21/2000           8308                        9047
      12/22/2000           8744                        9370
      12/23/2000           8744                        9370
      12/24/2000           8744                        9370
      12/25/2000           8744                        9370
      12/26/2000           8844                        9443
      12/27/2000           9212                        9705
      12/28/2000           9632                       10003
      12/29/2000           9324                        9792
      12/30/2000           9324                        9792
      12/31/2000           9324                        9792
        1/1/2001           9324                        9792
        1/2/2001           8700                        9366
        1/3/2001           9292                        9809
        1/4/2001           9076                        9664
        1/5/2001           8668                        9380
        1/6/2001           8668                        9380
        1/7/2001           8668                        9380
        1/8/2001           8616                        9350
        1/9/2001           8680                        9397
       1/10/2001           9000                        9631
       1/11/2001           9232                        9801
       1/12/2001           9280                        9840
       1/13/2001           9280                        9840
       1/14/2001           9280                        9840
       1/15/2001           9280                        9840
       1/16/2001           9492                        9993
       1/17/2001           9492                        9997
       1/18/2001           9524                       10020
       1/19/2001           9320                        9888
       1/20/2001           9320                        9888
       1/21/2001           9320                        9888
       1/22/2001           9372                        9931
       1/23/2001           9712                       10172
       1/24/2001           9716                       10176
       1/25/2001           9620                       10110
       1/26/2001           9600                       10104
       1/27/2001           9600                       10104
       1/28/2001           9600                       10104
       1/29/2001           9868                       10292
       1/30/2001           9972                       10368
       1/31/2001           9876                       10301
        2/1/2001           9888                       10316
        2/2/2001           9668                       10155
        2/3/2001           9668                       10155
        2/4/2001           9668                       10155
        2/5/2001           9644                       10149
        2/6/2001           9788                       10251
        2/7/2001           9824                       10280
        2/8/2001           9700                       10196
        2/9/2001           9524                       10077
       2/10/2001           9524                       10077
       2/11/2001           9524                       10077
       2/12/2001           9760                       10246
       2/13/2001           9688                       10191
       2/14/2001           9712                       10211
       2/15/2001           9864                       10320
       2/16/2001           9580                       10126
       2/17/2001           9580                       10126
       2/18/2001           9580                       10126
       2/19/2001           9580                       10126
       2/20/2001           9340                        9962
       2/21/2001           9120                        9808
       2/22/2001           8944                        9681
       2/23/2001           8940                        9686
       2/24/2001           8940                        9686
       2/25/2001           8940                        9686
       2/26/2001           9244                        9907
       2/27/2001           8968                        9714
       2/28/2001           8832                        9626
        3/1/2001           8800                        9604
        3/2/2001           8916                        9676
        3/3/2001           8916                        9676
        3/4/2001           8916                        9676
        3/5/2001           8884                        9654
        3/6/2001           9028                        9763
        3/7/2001           9128                        9839
        3/8/2001           9032                        9772
        3/9/2001           8800                        9613
       3/10/2001           8800                        9613
       3/11/2001           8800                        9613
       3/12/2001           8360                        9304
       3/13/2001           8460                        9384
       3/14/2001           8220                        9211
       3/15/2001           8144                        9180
       3/16/2001           7860                        8970
       3/17/2001           7860                        8970
       3/18/2001           7860                        8970
       3/19/2001           8112                        9163
       3/20/2001           7916                        9025
       3/21/2001           7680                        8849
       3/22/2001           7600                        8789
       3/23/2001           7868                        9002
       3/24/2001           7868                        9002
       3/25/2001           7868                        9002
       3/26/2001           7968                        9085
       3/27/2001           8112                        9197
       3/28/2001           7824                        8984
       3/29/2001           7804                        8972
       3/30/2001           7996                        9155
       3/31/2001           7996                        9155
        4/1/2001           7996                        9155
        4/2/2001           7700                        8936
        4/3/2001           7368                        8677
        4/4/2001           7332                        8652
        4/5/2001           7820                        9038
        4/6/2001           7544                        8835
        4/7/2001           7544                        8835
        4/8/2001           7544                        8835
        4/9/2001           7724                        8977
       4/10/2001           7988                        9186
       4/11/2001           7912                        9133
       4/12/2001           8064                        9251
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       4/15/2001           8064                        9251
       4/16/2001           7940                        9167
       4/17/2001           8060                        9263
       4/18/2001           8344                        9485
       4/19/2001           8500                        9605
       4/20/2001           8336                        9490
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       4/22/2001           8336                        9490
       4/23/2001           8176                        9375
       4/24/2001           8208                        9401
       4/25/2001           8484                        9613
       4/26/2001           8608                        9712
       4/27/2001           8776                        9843
       4/28/2001           8776                        9843
       4/29/2001           8776                        9843
       4/30/2001           8816                        9871
        5/1/2001           8956                        9976
        5/2/2001           8988                       10002
        5/3/2001           8820                        9881
        5/4/2001           9012                       10028
        5/5/2001           9012                       10028
        5/6/2001           9012                       10028
        5/7/2001           8920                        9962
        5/8/2001           8976                       10007
        5/9/2001           8932                        9975
       5/10/2001           8940                        9984
       5/11/2001           8856                        9920
       5/12/2001           8856                        9920
       5/13/2001           8856                        9920
       5/14/2001           8832                        9906
       5/15/2001           8912                        9967
       5/16/2001           9120                       10123
       5/17/2001           9324                       10277
       5/18/2001           9360                       10308
       5/19/2001           9360                       10308
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       5/21/2001           9624                       10504
       5/22/2001           9660                       10531
       5/23/2001           9380                       10331
       5/24/2001           9464                       10393
       5/25/2001           9408                       10357
       5/26/2001           9408                       10357
       5/27/2001           9408                       10357
       5/28/2001           9236                       10357
       5/29/2001           9236                       10231
       5/30/2001           8996                       10062
       5/31/2001           9000                       10113
        6/1/2001           9212                       10220
        6/2/2001           9212                       10220
        6/3/2001           9212                       10220
        6/4/2001           9360                       10334
        6/5/2001           9616                       10521
        6/6/2001           9500                       10443
        6/7/2001           9564                       10487
        6/8/2001           9472                       10424
        6/9/2001           9472                       10424
       6/10/2001           9472                       10424
       6/11/2001           9336                       10328
       6/12/2001           9340                       10329
       6/13/2001           9284                       10295
       6/14/2001           9008                       10097
       6/15/2001           8988                       10091
       6/16/2001           8988                       10091
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       6/18/2001           8848                        9998
       6/19/2001           8788                        9962
       6/20/2001           8976                       10108
       6/21/2001           9028                       10148
       6/22/2001           8792                        9961
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       6/24/2001           8792                        9961
       6/25/2001           8696                        9871
       6/26/2001           8868                       10006
       6/27/2001           8996                       10107
       6/28/2001           9188                       10259
       6/29/2001           9484                       10463
       6/30/2001           9484                       10463
        7/1/2001           9484                       10463
        7/2/2001           9108                       10161
        7/3/2001           9056                       10117
        7/4/2001           9056                       10117
        7/5/2001           8944                       10033
        7/6/2001           8672                        9841
        7/7/2001           8672                        9841
        7/8/2001           8672                        9841
        7/9/2001           8756                        9897
       7/10/2001           8536                        9737
       7/11/2001           8492                        9692
       7/12/2001           8852                        9961
       7/13/2001           8884                        9995
       7/14/2001           8884                        9995
       7/15/2001           8884                        9995
       7/16/2001           8692                        9871
       7/17/2001           8880                       10010
       7/18/2001           8684                        9868
       7/19/2001           8796                        9948
       7/20/2001           8796                        9957
       7/21/2001           8796                        9957
       7/22/2001           8796                        9957
       7/23/2001           8652                        9851
       7/24/2001           8424                        9679
       7/25/2001           8492                        9735
       7/26/2001           8716                        9900
       7/27/2001           8704                        9900
       7/28/2001           8704                        9900
       7/29/2001           8704                        9900
       7/30/2001           8700                        9895
       7/31/2001           8688                        9896
        8/1/2001           8816                        9988
        8/2/2001           8808                        9983
        8/3/2001           8752                        9946
        8/4/2001           8752                        9946
        8/5/2001           8752                        9946
        8/6/2001           8580                        9820
        8/7/2001           8564                        9807
        8/8/2001           8352                        9652
        8/9/2001           8396                        9684
       8/10/2001           8432                        9711
       8/11/2001           8432                        9711
       8/12/2001           8432                        9711
       8/13/2001           8484                        9755
       8/14/2001           8556                        9808
       8/15/2001           8516                        9784
       8/16/2001           8600                        9840
       8/17/2001           8420                        9717
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       8/20/2001           8520                        9783
       8/21/2001           8332                        9648
       8/22/2001           8476                        9750
       8/23/2001           8364                        9673
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       8/25/2001           8576                        9824
       8/26/2001           8576                        9824
       8/27/2001           8516                        9786
       8/28/2001           8396                        9690
       8/29/2001           8372                        9674
       8/30/2001           8240                        9569
       8/31/2001           8252                        9577
        9/1/2001           8252                        9577
        9/2/2001           8252                        9577
        9/3/2001           8252                        9577
        9/4/2001           8196                        9544
        9/5/2001           8064                        9454
        9/6/2001           7832                        9268
        9/7/2001           7612                        9101
        9/8/2001           7612                        9101
        9/9/2001           7612                        9101
       9/10/2001           7504                        9010
       9/11/2001           7504                        9011
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       9/15/2001           7504                        9013
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       9/17/2001           6880                        8542
       9/18/2001           6732                        8419
       9/19/2001           6532                        8247
       9/20/2001           6152                        7929
       9/21/2001           5936                        7750
       9/22/2001           5936                        7750
       9/23/2001           5936                        7750
       9/24/2001           6292                        8055
       9/25/2001           6348                        8104
       9/26/2001           6192                        7977
       9/27/2001           6276                        8044
       9/28/2001           6552                        8288
       9/29/2001           6552                        8288
       9/30/2001           6552                        8288
       10/1/2001           6384                        8139
       10/2/2001           6472                        8225
       10/3/2001           6748                        8460
       10/4/2001           6832                        8538
       10/5/2001           6780                        8496
       10/6/2001           6780                        8496
       10/7/2001           6780                        8496
       10/8/2001           6708                        8439
       10/9/2001           6628                        8368
      10/10/2001           6972                        8635
      10/11/2001           7212                        8827
      10/12/2001           7148                        8777
      10/13/2001           7148                        8777
      10/14/2001           7148                        8777
      10/15/2001           7172                        8808
      10/16/2001           7284                        8899
      10/17/2001           7028                        8694
      10/18/2001           6936                        8624
      10/19/2001           7056                        8719
      10/20/2001           7056                        8719
      10/21/2001           7056                        8719
      10/22/2001           7172                        8817
      10/23/2001           7092                        8753
      10/24/2001           7092                        8759
      10/25/2001           7280                        8930
      10/26/2001           7340                        8985
      10/27/2001           7340                        8985
      10/28/2001           7340                        8985
      10/29/2001           7104                        8797
      10/30/2001           6948                        8663
      10/31/2001           7096                        8773
       11/1/2001           7280                        8911
       11/2/2001           7220                        8874
       11/3/2001           7220                        8874
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       11/5/2001           7336                        8965
       11/6/2001           7464                        9073
       11/7/2001           7416                        9034
       11/8/2001           7360                        8999
       11/9/2001           7336                        8981
      11/10/2001           7336                        8981
      11/11/2001           7336                        8981
      11/12/2001           7396                        9028
      11/13/2001           7604                        9190
      11/14/2001           7736                        9283
      11/15/2001           7648                        9214
      11/16/2001           7684                        9253
      11/17/2001           7684                        9253
      11/18/2001           7684                        9253
      11/19/2001           7840                        9385
      11/20/2001           7724                        9307
      11/21/2001           7696                        9275
      11/22/2001           7696                        9275
      11/23/2001           7848                        9401
      11/24/2001           7848                        9401
      11/25/2001           7848                        9401
      11/26/2001           7924                        9458
      11/27/2001           7908                        9448
      11/28/2001           7732                        9305
      11/29/2001           7996                        9504
      11/30/2001           7924                        9452
       12/1/2001           7924                        9452
       12/2/2001           7924                        9452
       12/3/2001           7824                        9375
       12/4/2001           8132                        9597
       12/5/2001           8436                        9835
       12/6/2001           8504                        9894
       12/7/2001           8484                        9873
       12/8/2001           8484                        9873
       12/9/2001           8484                        9873
      12/10/2001           8292                        9729
      12/11/2001           8292                        9741
      12/12/2001           8308                        9755
      12/13/2001           8124                        9619
      12/14/2001           8232                        9674
      12/15/2001           8232                        9674
      12/16/2001           8232                        9674
      12/17/2001           8464                        9851
      12/18/2001           8596                        9965
      12/19/2001           8508                        9896
      12/20/2001           8284                        9732
      12/21/2001           8548                        9936
      12/22/2001           8548                        9936
      12/23/2001           8548                        9936
      12/24/2001           8580                        9973
      12/25/2001           8580                        9973
      12/26/2001           8704                       10064
      12/27/2001           8760                       10118
      12/28/2001           8772                       10140
      12/29/2001           8772                       10140
      12/30/2001           8772                       10140
      12/31/2001           8648                       10035
        1/1/2002           8648                       10035
        1/2/2002           8612                       10008
        1/3/2002           8832                       10180
        1/4/2002           8920                       10257
        1/5/2002           8920                       10257
        1/6/2002           8920                       10257
        1/7/2002           8760                       10131
        1/8/2002           8900                       10228
        1/9/2002           8800                       10164
       1/10/2002           8824                       10176
       1/11/2002           8668                       10067
       1/12/2002           8668                       10067
       1/13/2002           8668                       10067
       1/14/2002           8496                        9924
       1/15/2002           8536                        9966
       1/16/2002           8316                        9790
       1/17/2002           8464                        9913
       1/18/2002           8232                        9748
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       1/22/2002           8092                        9647
       1/23/2002           8332                        9812
       1/24/2002           8368                        9859
       1/25/2002           8356                        9851
       1/26/2002           8356                        9851
       1/27/2002           8356                        9851
       1/28/2002           8424                        9891
       1/29/2002           8216                        9742
       1/30/2002           8364                        9861
       1/31/2002           8440                        9931
        2/1/2002           8356                        9868
        2/2/2002           8356                        9868
        2/3/2002           8356                        9868
        2/4/2002           8088                        9664
        2/5/2002           8076                        9638
        2/6/2002           7896                        9507
        2/7/2002           7772                        9425
        2/8/2002           8012                        9596
        2/9/2002           8012                        9596
       2/10/2002           8012                        9596
       2/11/2002           8124                        9691
       2/12/2002           8140                        9706
       2/13/2002           8252                        9797
       2/14/2002           8108                        9683
       2/15/2002           8060                        9652
       2/16/2002           8060                        9652
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       2/19/2002           7816                        9462
       2/20/2002           8004                        9613
       2/21/2002           7772                        9431
       2/22/2002           7948                        9568
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       2/25/2002           8032                        9632
       2/26/2002           8104                        9697
       2/27/2002           8144                        9725
       2/28/2002           8048                        9659
        3/1/2002           8300                        9843
        3/2/2002           8300                        9843
        3/3/2002           8300                        9843
        3/4/2002           8544                       10042
        3/5/2002           8536                       10034
        3/6/2002           8736                       10183
        3/7/2002           8740                       10187
        3/8/2002           8868                       10289
        3/9/2002           8868                       10289
       3/10/2002           8868                       10289
       3/11/2002           8888                       10307
       3/12/2002           8840                       10269
       3/13/2002           8752                       10201
       3/14/2002           8812                       10248
       3/15/2002           8848                       10277
       3/16/2002           8848                       10277
       3/17/2002           8848                       10277
       3/18/2002           8948                       10353
       3/19/2002           9004                       10393
       3/20/2002           8856                       10276
       3/21/2002           9032                       10408
       3/22/2002           8944                       10346
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       3/24/2002           8944                       10346
       3/25/2002           8788                       10222
       3/26/2002           8940                       10335
       3/27/2002           9048                       10422
       3/28/2002           9044                       10435
       3/29/2002           9044                       10435
       3/30/2002           9044                       10435
       3/31/2002           9044                       10435
        4/1/2002           9008                       10395
        4/2/2002           8908                       10312
        4/3/2002           8820                       10233
        4/4/2002           8872                       10270
        4/5/2002           8836                       10257
        4/6/2002           8836                       10257
        4/7/2002           8836                       10257
        4/8/2002           9004                       10366
        4/9/2002           8996                       10366
       4/10/2002           9232                       10538
       4/11/2002           9028                       10383
       4/12/2002           9344                       10625
       4/13/2002           9344                       10625
       4/14/2002           9344                       10625
       4/15/2002           9260                       10569
       4/16/2002           9560                       10779
       4/17/2002           9452                       10693
       4/18/2002           9440                       10689
       4/19/2002           9404                       10666
       4/20/2002           9404                       10666
       4/21/2002           9404                       10666
       4/22/2002           9240                       10532
       4/23/2002           9224                       10519
       4/24/2002           9136                       10458
       4/25/2002           9184                       10490
       4/26/2002           8972                       10340
       4/27/2002           8972                       10340
       4/28/2002           8972                       10340
       4/29/2002           8960                       10321
       4/30/2002           9224                       10530
        5/1/2002           9232                       10534
        5/2/2002           9296                       10587
        5/3/2002           9264                       10566
        5/4/2002           9264                       10566
        5/5/2002           9264                       10566
        5/6/2002           9004                       10373
        5/7/2002           8892                       10291
        5/8/2002           9180                       10515
        5/9/2002           8948                       10343
       5/10/2002           8700                       10164
       5/11/2002           8700                       10164
       5/12/2002           8700                       10164
       5/13/2002           8884                       10310
       5/14/2002           9208                       10557
       5/15/2002           9236                       10596
       5/16/2002           9068                       10470
       5/17/2002           9112                       10502
       5/18/2002           9112                       10502
       5/19/2002           9112                       10502
       5/20/2002           8944                       10383
       5/21/2002           8736                       10224
       5/22/2002           8700                       10193
       5/23/2002           8908                       10344
       5/24/2002           8704                       10187
       5/25/2002           8704                       10187
       5/26/2002           8704                       10187
       5/27/2002           8704                       10187
       5/28/2002           8656                       10162
       5/29/2002           8528                       10065
       5/30/2002           8540                       10070
       5/31/2002           8512                       10063
        6/1/2002           8512                       10063
        6/2/2002           8512                       10063
        6/3/2002           8192                        9792
        6/4/2002           8184                        9779
        6/5/2002           8216                        9806
        6/6/2002           7956                        9606
        6/7/2002           8092                        9714
        6/8/2002           8092                        9714
        6/9/2002           8092                        9714
       6/10/2002           8052                        9689
       6/11/2002           7880                        9555
       6/12/2002           7884                        9562
       6/13/2002           7696                        9417
       6/14/2002           7768                        9481
       6/15/2002           7768                        9481
       6/16/2002           7768                        9481
       6/17/2002           8060                        9722
       6/18/2002           8036                        9701
       6/19/2002           7860                        9561
       6/20/2002           7800                        9507
       6/21/2002           7832                        9524
       6/22/2002           7832                        9524
       6/23/2002           7832                        9524
       6/24/2002           7768                        9483
       6/25/2002           7608                        9346
       6/26/2002           7620                        9363
       6/27/2002           7764                        9482
       6/28/2002           7860                        9563
       6/29/2002           7860                        9563
       6/30/2002           7860                        9563
        7/1/2002           7508                        9256
        7/2/2002           7140                        8948
        7/3/2002           7056                        8879
        7/4/2002           7056                        8879
        7/5/2002           7336                        9116
        7/6/2002           7336                        9116
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        7/8/2002           7160                        8965
        7/9/2002           7060                        8875
       7/10/2002           6812                        8680
       7/11/2002           6736                        8616
       7/12/2002           6644                        8546
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       7/14/2002           6644                        8546
       7/15/2002           6540                        8460
       7/16/2002           6484                        8422
       7/17/2002           6552                        8472
       7/18/2002           6228                        8204
       7/19/2002           5996                        7987
       7/20/2002           5996                        7987
       7/21/2002           5996                        7987
       7/22/2002           5828                        7852
       7/23/2002           5448                        7528
       7/24/2002           5768                        7830
       7/25/2002           5780                        7821
       7/26/2002           5872                        7906
       7/27/2002           5872                        7906
       7/28/2002           5872                        7906
       7/29/2002           6272                        8292
       7/30/2002           6280                        8294
       7/31/2002           6080                        8119
        8/1/2002           6008                        8053
        8/2/2002           5704                        7789
        8/3/2002           5704                        7789
        8/4/2002           5704                        7789
        8/5/2002           5488                        7596
        8/6/2002           5800                        7880
        8/7/2002           5860                        7936
        8/8/2002           6000                        8069
        8/9/2002           5960                        8040
       8/10/2002           5960                        8040
       8/11/2002           5960                        8040
       8/12/2002           5960                        8042
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       8/14/2002           5980                        8062
       8/15/2002           6000                        8090
       8/16/2002           6136                        8198
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       8/19/2002           6260                        8308
       8/20/2002           6172                        8237
       8/21/2002           6372                        8423
       8/22/2002           6432                        8483
       8/23/2002           6208                        8285
       8/24/2002           6208                        8285
       8/25/2002           6208                        8285
       8/26/2002           6388                        8443
       8/27/2002           6156                        8230
       8/28/2002           5968                        8065
       8/29/2002           6072                        8169
       8/30/2002           6004                        8098
       8/31/2002           6004                        8098
        9/1/2002           6004                        8098
        9/2/2002           6004                        8098
        9/3/2002           5732                        7853
        9/4/2002           5984                        8074
        9/5/2002           5776                        7895
        9/6/2002           6016                        8113
        9/7/2002           6016                        8113
        9/8/2002           6016                        8113
        9/9/2002           6016                        8132
       9/10/2002           6076                        8167
       9/11/2002           6036                        8152
       9/12/2002           5880                        8035
       9/13/2002           5968                        8083
       9/14/2002           5968                        8083
       9/15/2002           5968                        8083
       9/16/2002           5876                        8004
       9/17/2002           5724                        7863
       9/18/2002           5644                        7810
       9/19/2002           5388                        7578
       9/20/2002           5444                        7614
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       9/23/2002           5252                        7436
       9/24/2002           5208                        7393
       9/25/2002           5396                        7571
       9/26/2002           5520                        7690
       9/27/2002           5312                        7506
       9/28/2002           5312                        7506
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       10/1/2002           5472                        7637
       10/2/2002           5308                        7475
       10/3/2002           5228                        7405
       10/4/2002           5008                        7221
       10/5/2002           5008                        7221
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       10/7/2002           4804                        7020
       10/8/2002           4836                        7063
       10/9/2002           4544                        6788
      10/10/2002           4744                        6978
      10/11/2002           4924                        7160
      10/12/2002           4924                        7160
      10/13/2002           4924                        7160
      10/14/2002           4948                        7193
      10/15/2002           5272                        7484
      10/16/2002           5052                        7283
      10/17/2002           5292                        7527
      10/18/2002           5296                        7544
      10/19/2002           5296                        7544
      10/20/2002           5296                        7544
      10/21/2002           5404                        7653
      10/22/2002           5276                        7529
      10/23/2002           5408                        7660
      10/24/2002           5352                        7599
      10/25/2002           5496                        7737
      10/26/2002           5496                        7737
      10/27/2002           5496                        7737
      10/28/2002           5408                        7662
      10/29/2002           5400                        7655
      10/30/2002           5528                        7771
      10/31/2002           5512                        7758
       11/1/2002           5720                        7965
       11/2/2002           5720                        7965
       11/3/2002           5720                        7965
       11/4/2002           5800                        8038
       11/5/2002           5788                        8020
       11/6/2002           5940                        8159
       11/7/2002           5712                        7961
       11/8/2002           5616                        7874
       11/9/2002           5616                        7874
      11/10/2002           5616                        7874
      11/11/2002           5396                        7669
      11/12/2002           5524                        7785
      11/13/2002           5560                        7817
      11/14/2002           5788                        8028
      11/15/2002           5780                        8021
      11/16/2002           5780                        8021
      11/17/2002           5780                        8021
      11/18/2002           5704                        7952
      11/19/2002           5628                        7889
      11/20/2002           5836                        8077
      11/21/2002           6044                        8267
      11/22/2002           6104                        8315
      11/23/2002           6104                        8315
      11/24/2002           6104                        8315
      11/25/2002           6216                        8416
      11/26/2002           6060                        8282
      11/27/2002           6336                        8531
      11/28/2002           6336                        8531
      11/29/2002           6244                        8450
      11/30/2002           6244                        8450
       12/1/2002           6244                        8450
       12/2/2002           6288                        8495
       12/3/2002           6116                        8335
       12/4/2002           6040                        8268
       12/5/2002           5964                        8204
       12/6/2002           6012                        8251
       12/7/2002           6012                        8251
       12/8/2002           6012                        8251
       12/9/2002           5780                        8035
      12/10/2002           5952                        8185
      12/11/2002           5952                        8194
      12/12/2002           5988                        8226
      12/13/2002           5818                        8073
      12/14/2002           5818                        8073
      12/15/2002           5818                        8073
      12/16/2002           5987                        8217
      12/17/2002           5906                        8141
      12/18/2002           5742                        7990
      12/19/2002           5750                        7979
      12/20/2002           5834                        8052
      12/21/2002           5834                        8052
      12/22/2002           5834                        8052
      12/23/2002           5898                        8110
      12/24/2002           5858                        8078
      12/25/2002           5858                        8078
      12/26/2002           5882                        8105
      12/27/2002           5766                        8000
      12/28/2002           5766                        8000
      12/29/2002           5766                        8000
      12/30/2002           5730                        7961
      12/31/2002           5734                        7980
        1/1/2003           5734                        7980
        1/2/2003           5954                        8177
        1/3/2003           5902                        8130
        1/4/2003           5902                        8130
        1/5/2003           5902                        8130
        1/6/2003           6055                        8269
        1/7/2003           5978                        8206
        1/8/2003           5874                        8105
        1/9/2003           6031                        8248
       1/10/2003           6035                        8259
       1/11/2003           6035                        8259
       1/12/2003           6035                        8259
       1/13/2003           6023                        8254
       1/14/2003           6079                        8302
       1/15/2003           5999                        8242
       1/16/2003           5970                        8228
       1/17/2003           5802                        8087
       1/18/2003           5802                        8087
       1/19/2003           5802                        8087
       1/20/2003           5802                        8087
       1/21/2003           5682                        7985
       1/22/2003           5606                        7930
       1/23/2003           5678                        7996
       1/24/2003           5481                        7816
       1/25/2003           5481                        7816
       1/26/2003           5481                        7816
       1/27/2003           5341                        7681
       1/28/2003           5461                        7777
       1/29/2003           5493                        7813
       1/30/2003           5333                        7664
       1/31/2003           5425                        7759
        2/1/2003           5425                        7759
        2/2/2003           5425                        7759
        2/3/2003           5381                        7719
        2/4/2003           5341                        7687
        2/5/2003           5301                        7652
        2/6/2003           5253                        7605
        2/7/2003           5104                        7481
        2/8/2003           5104                        7481
        2/9/2003           5104                        7481
       2/10/2003           5181                        7550
       2/11/2003           5132                        7506
       2/12/2003           5052                        7413
       2/13/2003           5032                        7401
       2/14/2003           5112                        7479
       2/15/2003           5112                        7479
       2/16/2003           5112                        7479
       2/17/2003           5112                        7479
       2/18/2003           5237                        7604
       2/19/2003           5140                        7516
       2/20/2003           5124                        7505
       2/21/2003           5217                        7602
       2/22/2003           5217                        7602
       2/23/2003           5217                        7602
       2/24/2003           5068                        7474
       2/25/2003           5140                        7536
       2/26/2003           5084                        7470
       2/27/2003           5140                        7543
       2/28/2003           5120                        7524
        3/1/2003           5120                        7524
        3/2/2003           5120                        7524
        3/3/2003           5096                        7499
        3/4/2003           5024                        7441
        3/5/2003           5036                        7442
        3/6/2003           4964                        7386
        3/7/2003           4972                        7394
        3/8/2003           4972                        7394
        3/9/2003           4972                        7394
       3/10/2003           4852                        7265
       3/11/2003           4824                        7245
       3/12/2003           4812                        7224
       3/13/2003           5020                        7424
       3/14/2003           5000                        7402
       3/15/2003           5000                        7402
       3/16/2003           5000                        7402
       3/17/2003           5225                        7632
       3/18/2003           5289                        7686
       3/19/2003           5297                        7697
       3/20/2003           5345                        7739
       3/21/2003           5465                        7859
       3/22/2003           5465                        7859
       3/23/2003           5465                        7859
       3/24/2003           5265                        7671
       3/25/2003           5369                        7767
       3/26/2003           5281                        7692
       3/27/2003           5317                        7724
       3/28/2003           5293                        7707
       3/29/2003           5293                        7707
       3/30/2003           5293                        7707
       3/31/2003           5189                        7621
        4/1/2003           5273                        7708
        4/2/2003           5437                        7868
        4/3/2003           5413                        7845
        4/4/2003           5377                        7805
        4/5/2003           5377                        7805
        4/6/2003           5377                        7805
        4/7/2003           5429                        7874
        4/8/2003           5397                        7834
        4/9/2003           5349                        7785
       4/10/2003           5357                        7794
       4/11/2003           5325                        7765
       4/12/2003           5325                        7765
       4/13/2003           5325                        7765
       4/14/2003           5465                        7898
       4/15/2003           5517                        7940
       4/16/2003           5461                        7901
       4/17/2003           5594                        8026
       4/18/2003           5594                        8026
       4/19/2003           5594                        8026
       4/20/2003           5594                        8026
       4/21/2003           5638                        8060
       4/22/2003           5774                        8183
       4/23/2003           5854                        8262
       4/24/2003           5798                        8206
       4/25/2003           5706                        8127
       4/26/2003           5706                        8127
       4/27/2003           5706                        8127
       4/28/2003           5866                        8269
       4/29/2003           5894                        8282
       4/30/2003           5950                        8344
        5/1/2003           5958                        8347
        5/2/2003           6155                        8533
        5/3/2003           6155                        8533
        5/4/2003           6155                        8533
        5/5/2003           6211                        8578
        5/6/2003           6275                        8639
        5/7/2003           6219                        8588
        5/8/2003           6151                        8534
        5/9/2003           6291                        8657
       5/10/2003           6291                        8657
       5/11/2003           6291                        8657
       5/12/2003           6396                        8755
       5/13/2003           6432                        8777
       5/14/2003           6436                        8783
       5/15/2003           6496                        8838
       5/16/2003           6335                        8684
       5/17/2003           6335                        8684
       5/18/2003           6335                        8684
       5/19/2003           6175                        8551
       5/20/2003           6183                        8566
       5/21/2003           6235                        8602
       5/22/2003           6327                        8694
       5/23/2003           6400                        8763
       5/24/2003           6400                        8763
       5/25/2003           6400                        8763
       5/26/2003           6400                        8763
       5/27/2003           6624                        8958
       5/28/2003           6688                        9018
       5/29/2003           6740                        9064
       5/30/2003           6937                        9239
       5/31/2003           6937                        9239
        6/1/2003           6937                        9239
        6/2/2003           6973                        9273
        6/3/2003           7009                        9299
        6/4/2003           7189                        9454
        6/5/2003           7318                        9569
        6/6/2003           7250                        9512
        6/7/2003           7250                        9512
        6/8/2003           7250                        9512
        6/9/2003           7021                        9320
       6/10/2003           7165                        9451
       6/11/2003           7266                        9547
       6/12/2003           7290                        9574
       6/13/2003           7129                        9427
       6/14/2003           7129                        9427
       6/15/2003           7129                        9427
       6/16/2003           7306                        9590
       6/17/2003           7322                        9601
       6/18/2003           7310                        9591
       6/19/2003           7149                        9441
       6/20/2003           7133                        9425
       6/21/2003           7133                        9425
       6/22/2003           7133                        9425
       6/23/2003           6897                        9212
       6/24/2003           6925                        9244
       6/25/2003           6969                        9293
       6/26/2003           7129                        9437
       6/27/2003           7105                        9414
       6/28/2003           7105                        9414
       6/29/2003           7105                        9414
       6/30/2003           7069                        9414
        7/1/2003           7121                        9424
        7/2/2003           7354                        9629
        7/3/2003           7290                        9576
        7/4/2003           7290                        9576
        7/5/2003           7290                        9576
        7/6/2003           7290                        9576
        7/7/2003           7494                        9772
        7/8/2003           7699                        9946
        7/9/2003           7755                       10010
       7/10/2003           7558                        9843
       7/11/2003           7679                        9943
       7/12/2003           7679                        9943
       7/13/2003           7679                        9943
       7/14/2003           7791                       10053
       7/15/2003           7743                       10010
       7/16/2003           7663                        9941
       7/17/2003           7346                        9653
       7/18/2003           7454                        9755
       7/19/2003           7454                        9755
       7/20/2003           7454                        9755
       7/21/2003           7298                        9595
       7/22/2003           7426                        9739
       7/23/2003           7486                        9784
       7/24/2003           7462                        9766
       7/25/2003           7542                        9842
       7/26/2003           7542                        9842
       7/27/2003           7542                        9842
       7/28/2003           7663                        9946
       7/29/2003           7651                        9943
       7/30/2003           7639                        9927
       7/31/2003           7695                        9995
        8/1/2003           7506                        9829
        8/2/2003           7506                        9829
        8/3/2003           7506                        9829
        8/4/2003           7438                        9760
        8/5/2003           7246                        9606
        8/6/2003           7173                        9533
        8/7/2003           7181                        9530
        8/8/2003           7177                        9534
        8/9/2003           7177                        9534
       8/10/2003           7177                        9534
       8/11/2003           7294                        9646
       8/12/2003           7478                        9807
       8/13/2003           7490                        9820
       8/14/2003           7570                        9899
       8/15/2003           7586                        9914
       8/16/2003           7586                        9914
       8/17/2003           7586                        9914
       8/18/2003           7795                       10103
       8/19/2003           7975                       10267
       8/20/2003           7995                       10283
       8/21/2003           8124                       10396
       8/22/2003           7903                       10201
       8/23/2003           7903                       10201
       8/24/2003           7903                       10201
       8/25/2003           7855                       10166
       8/26/2003           7923                       10221
       8/27/2003           8019                       10316
       8/28/2003           8140                       10419
       8/29/2003           8176                       10453
       8/30/2003           8176                       10453
       8/31/2003           8176                       10453
        9/1/2003           8176                       10453
        9/2/2003           8412                       10665
        9/3/2003           8497                       10733
        9/4/2003           8537                       10772
        9/5/2003           8440                       10695
        9/6/2003           8440                       10695
        9/7/2003           8440                       10695
        9/8/2003           8637                       10869
        9/9/2003           8541                       10795
       9/10/2003           8268                       10547
       9/11/2003           8396                       10668
       9/12/2003           8436                       10702
       9/13/2003           8436                       10702
       9/14/2003           8436                       10702
       9/15/2003           8412                       10673
       9/16/2003           8601                       10842
       9/17/2003           8597                       10830
       9/18/2003           8717                       10922
       9/19/2003           8709                       10938
       9/20/2003           8709                       10938
       9/21/2003           8709                       10938
       9/22/2003           8545                       10800
       9/23/2003           8709                       10921
       9/24/2003           8424                       10679
       9/25/2003           8112                       10410
       9/26/2003           7855                       10209
       9/27/2003           7855                       10209
       9/28/2003           7855                       10209
       9/29/2003           8043                       10366
       9/30/2003           7927                       10260
       10/1/2003           8236                       10527
       10/2/2003           8332                       10588
       10/3/2003           8517                       10779
       10/4/2003           8517                       10779
       10/5/2003           8517                       10779
       10/6/2003           8637                       10873
       10/7/2003           8745                       10958
       10/8/2003           8613                       10852
       10/9/2003           8737                       10971
      10/10/2003           8685                       10924
      10/11/2003           8685                       10924
      10/12/2003           8685                       10924
      10/13/2003           8910                       11103
      10/14/2003           9014                       11193
      10/15/2003           8902                       11099
      10/16/2003           8958                       11147
      10/17/2003           8721                       10952
      10/18/2003           8721                       10952
      10/19/2003           8721                       10952
      10/20/2003           8753                       10975
      10/21/2003           8849                       11061
      10/22/2003           8525                       10801
      10/23/2003           8493                       10745
      10/24/2003           8388                       10660
      10/25/2003           8388                       10660
      10/26/2003           8388                       10660
      10/27/2003           8621                       10848
      10/28/2003           8906                       11069
      10/29/2003           9074                       11196
      10/30/2003           9042                       11167
      10/31/2003           8978                       11122
       11/1/2003           8978                       11122
       11/2/2003           8978                       11122
       11/3/2003           9210                       11325
       11/4/2003           9230                       11347
       11/5/2003           9218                       11349
       11/6/2003           9331                       11434
       11/7/2003           9303                       11435
       11/8/2003           9303                       11435
       11/9/2003           9303                       11435
      11/10/2003           9038                       11230
      11/11/2003           8930                       11132
      11/12/2003           9258                       11388
      11/13/2003           9274                       11400
      11/14/2003           9050                       11227
      11/15/2003           9050                       11227
      11/16/2003           9050                       11227
      11/17/2003           8865                       11085
      11/18/2003           8761                       10989
      11/19/2003           8870                       11073
      11/20/2003           8813                       11019
      11/21/2003           8870                       11080
      11/22/2003           8870                       11080
      11/23/2003           8870                       11080
      11/24/2003           9238                       11366
      11/25/2003           9331                       11445
      11/26/2003           9399                       11491
      11/27/2003           9399                       11491
      11/28/2003           9411                       11516
      11/29/2003           9411                       11516
      11/30/2003           9411                       11516
       12/1/2003           9639                       11687
       12/2/2003           9607                       11666
       12/3/2003           9375                       11490
       12/4/2003           9343                       11468
       12/5/2003           9194                       11360
       12/6/2003           9194                       11360
       12/7/2003           9194                       11360
       12/8/2003           9274                       11445
       12/9/2003           9046                       11266
      12/10/2003           8878                       11139
      12/11/2003           9266                       11445
      12/12/2003           9375                       11544
      12/13/2003           9375                       11544
      12/14/2003           9375                       11544
      12/15/2003           9050                       11285
      12/16/2003           9130                       11337
      12/17/2003           9150                       11356
      12/18/2003           9367                       11531
      12/19/2003           9367                       11531
      12/20/2003           9367                       11531
      12/21/2003           9367                       11531
      12/22/2003           9467                       11584
      12/23/2003           9623                       11703
      12/24/2003           9543                       11647
      12/25/2003           9543                       11647
      12/26/2003           9615                       11702
      12/27/2003           9615                       11702
      12/28/2003           9615                       11702
      12/29/2003           9864                       11896
      12/30/2003           9888                       11931
      12/31/2003           9651                       11750
        1/1/2004           9651                       11750
        1/2/2004           9784                       11834
        1/3/2004           9784                       11834
        1/4/2004           9784                       11834
        1/5/2004          10004                       12004
        1/6/2004          10020                       12024
        1/7/2004          10149                       12125
        1/8/2004          10285                       12231
        1/9/2004          10153                       12138
       1/10/2004          10153                       12138
       1/11/2004          10153                       12138
       1/12/2004          10401                       12303
       1/13/2004          10389                       12264
       1/14/2004          10526                       12370
       1/15/2004          10526                       12375
       1/16/2004          10594                       12461
       1/17/2004          10594                       12461
       1/18/2004          10594                       12461
       1/19/2004          10594                       12461
       1/20/2004          10822                       12621
       1/21/2004          10802                       12611
       1/22/2004          10638                       12489
       1/23/2004          10790                       12582
       1/24/2004          10790                       12582
       1/25/2004          10790                       12582
       1/26/2004          10939                       12696
       1/27/2004          10742                       12562
       1/28/2004          10405                       12326
       1/29/2004          10289                       12241
       1/30/2004          10301                       12261
       1/31/2004          10301                       12261
        2/1/2004          10301                       12261
        2/2/2004          10305                       12256
        2/3/2004          10261                       12227
        2/4/2004           9832                       11909
        2/5/2004           9972                       12025
        2/6/2004          10349                       12333
        2/7/2004          10349                       12333
        2/8/2004          10349                       12333
        2/9/2004          10393                       12363
       2/10/2004          10598                       12518
       2/11/2004          10718                       12610
       2/12/2004          10582                       12519
       2/13/2004          10393                       12358
       2/14/2004          10393                       12358
       2/15/2004          10393                       12358
       2/16/2004          10393                       12358
       2/17/2004          10650                       12556
       2/18/2004          10566                       12493
       2/19/2004          10325                       12305
       2/20/2004          10257                       12248
       2/21/2004          10257                       12248
       2/22/2004          10257                       12248
       2/23/2004           9996                       12044
       2/24/2004          10056                       12079
       2/25/2004          10257                       12232
       2/26/2004          10369                       12335
       2/27/2004          10409                       12371
       2/28/2004          10409                       12371
       2/29/2004          10409                       12371
        3/1/2004          10650                       12565
        3/2/2004          10546                       12487
        3/3/2004          10546                       12493
        3/4/2004          10750                       12643
        3/5/2004          10774                       12668
        3/6/2004          10774                       12668
        3/7/2004          10774                       12668
        3/8/2004          10578                       12519
        3/9/2004          10413                       12381
       3/10/2004          10121                       12150
       3/11/2004           9944                       12021
       3/12/2004          10333                       12319
       3/13/2004          10333                       12319
       3/14/2004          10333                       12319
       3/15/2004           9884                       11984
       3/16/2004           9888                       11978
       3/17/2004          10193                       12231
       3/18/2004          10084                       12146
       3/19/2004           9984                       12066
       3/20/2004           9984                       12066
       3/21/2004           9984                       12066
       3/22/2004           9671                       11817
       3/23/2004           9724                       11858
       3/24/2004           9623                       11789
       3/25/2004           9992                       12083
       3/26/2004          10028                       12113
       3/27/2004          10028                       12113
       3/28/2004          10028                       12113
       3/29/2004          10329                       12339
       3/30/2004          10493                       12466
       3/31/2004          10513                       12486

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------
                             A-CLASS          C-CLASS              H-CLASS
                            (03/31/04)       (01/23/01)           (11/01/00)
--------------------------------------------------------------------------------
                              SINCE       ONE       SINCE      ONE       SINCE
                            INCEPTION     YEAR    INCEPTION    YEAR    INCEPTION
--------------------------------------------------------------------------------
MEKROS FUND                    0.00%     101.02%    1.79%     102.63%    1.48%

RUSSELL 2000 INDEX             0.00%      63.82%    6.65%      63.82%    6.73%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

10


U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment results that correspond to 120% of the daily performance of the current U.S. Treasury Long Bond.

Inception: January 3, 1994

It was a flat but volatile year for the bond market, which began the year at 4.82%. From April through June, long bond yields dropped as economic reports indicated no inflationary pressures, high unemployment and the Federal Reserve's inclination not to raise rates for a "considerable period." Positive economic data led to a sharp rise in Treasury yields through June and July. The long bond stayed within a narrow trading range through the first half of the year, as foreign central banks participated in U.S. Treasury auctions and the Fed remained "patient" with regard to short-term rates. Bond yields were 4.77% at the end of the year, a difference of a mere 5 basis points from where they began. For the year, Rydex U.S. Government Bond Fund Investor Class returned 4.65%.

           CUMULATIVE FUND PERFORMANCE: JANUARY 3, 1994 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  U.S. GOVERNMENT BOND FUND      U.S. TREASURY LONG BOND
                  -------------------------      -----------------------
        1/3/1994          10000                             10000
       3/31/1994           8957                              9175
       6/30/1994           8382                              8608
       9/30/1994           8189                              8284
      12/31/1994           8204                              8228
       3/31/1995           8755                              8620
       6/30/1995           9972                              9521
       9/30/1995          10192                              9588
      12/31/1995          11169                             10326
       3/31/1996           9992                              9308
       6/30/1996           9840                              9028
       9/30/1996           9800                              8963
      12/31/1996          10398                              9210
       3/31/1997           9810                              8622
       6/30/1997          10503                              8956
       9/30/1997          11214                              9372
      12/31/1997          12094                              9929
       3/31/1998          12228                              9913
       6/30/1998          12953                             10355
       9/30/1998          14418                             11304
      12/31/1998          14016                             11034
       3/31/1999          12757                             10055
       6/30/1999          12143                              9546
       9/30/1999          11937                              9329
      12/31/1999          11354                              8811
       3/31/2000          12470                              9448
       6/30/2000          12477                              9365
       9/30/2000          12696                              9389
      12/31/2000          13768                              9964
       3/31/2001          13690                              9839
       6/30/2001          13190                              9411
       9/30/2001          14107                              9888
      12/31/2001          13878                              9803
       3/31/2002          13285                              9340
       6/30/2002          14212                              9753
       9/30/2002          16687                             11046
      12/31/2002          16519                             10845
       3/31/2003          16595                             10786
       6/30/2003          17650                             11224
       9/30/2003          16669                             10702
      12/31/2003          16242                             10374
       3/31/2004          17369                             10839

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                                 INVESTOR                ADVISOR        A-              C-
                                   CLASS                  CLASS       CLASS            CLASS
                                (01/03/94)             (08/01/03)   (03/31/04)      (05/02/01)
-------------------------------------------------------------------------------------------------
                       ONE   FIVE    TEN     SINCE        SINCE        SINCE      ONE     SINCE
                      YEAR   YEAR   YEAR   INCEPTION    INCEPTION    INCEPTION   YEAR   INCEPTION
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT
   BOND FUND          4.65%  6.36%  6.85%    5.54%       12.84%        0.00%     3.59%    8.90%

PRICE MOVEMENT
   OF U.S. TREASURY
   LONG BOND          0.49%  1.51%  1.68%    0.79%        8.23%        0.00%     0.49%    4.72%
-------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PRICE MOVEMENT OF THE U.S. TREASURY LONG BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES, A-CLASS SHARES, AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

                                                                ANNUAL REPORT 11


JUNO FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The fund's current benchmark is the inverse of the daily price movement of the U.S. Treasury Long Bond.

Inception: March 3, 1995

It was a flat but volatile year for the bond market, which began the year at 4.82%. From April through June, long bond yields dropped as economic reports indicated no inflationary pressures, high unemployment and the Federal Reserve's inclination not to raise rates for a "considerable period." Positive economic data led to a sharp rise in Treasury yields through June and July. Bond yields were 4.77% at the end of the year, a difference of a mere 5 basis points from where they began. For the year, Rydex Juno Fund, which inversely correlates with the long bond, returned -6.88%.

           CUMULATIVE FUND PERFORMANCE: MARCH 3, 1995 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         JUNO FUND                 U.S. TREASURY LONG BOND
                         ---------                 -----------------------
        3/3/1995          10000                              10000
       3/31/1995           9850                              10124
       6/30/1995           9080                              11182
       9/30/1995           9020                              11261
      12/31/1995           8550                              12127
       3/31/1996           9300                              10932
       6/30/1996           9470                              10603
       9/30/1996           9500                              10527
      12/31/1996           9234                              10816
       3/31/1997           9736                              10126
       6/30/1997           9415                              10519
       9/30/1997           9083                              11007
      12/31/1997           8720                              11661
       3/31/1998           8771                              11643
       6/30/1998           8558                              12161
       9/30/1998           8071                              13276
      12/31/1998           8321                              12959
       3/31/1999           8839                              11810
       6/30/1999           9256                              11212
       9/30/1999           9459                              10957
      12/31/1999          10015                              10348
       3/31/2000           9190                              11096
       6/30/2000           9312                              10999
       9/30/2000           9210                              11026
      12/31/2000           8638                              11702
       3/31/2001           8710                              11555
       6/30/2001           9057                              11053
       9/30/2001           8465                              11613
      12/31/2001           8761                              11513
       3/31/2002           8986                              10970
       6/30/2002           8352                              11455
       9/30/2002           7260                              12973
      12/31/2002           7295                              12737
       3/31/2003           7231                              12668
       6/30/2003           6859                              13182
       9/30/2003           7057                              12568
      12/31/2003           7156                              12184
       3/31/2004           6733                              12730

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                            INVESTOR              ADVISOR         A-            C-
                              CLASS                CLASS        CLASS         CLASS
                           (03/03/95)           (08/01/03)    (03/31/04)    (03/28/01)
-------------------------------------------------------------------------------------------
                     ONE     FIVE     SINCE        SINCE        SINCE      ONE       SINCE
                     YEAR    YEAR   INCEPTION    INCEPTION    INCEPTION    YEAR   INCEPTION
-------------------------------------------------------------------------------------------
JUNO FUND           -6.88%  -5.30%    -4.26%      -12.05%       0.00%     -7.85%    -9.10%

PRICE MOVEMENT OF
   U.S. TREASURY
   LONG BOND         0.49%   1.51%     2.69%        8.23%       0.00%      0.49%     3.35%
-------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PRICE MOVEMENT OF THE U.S. TREASURY LONG BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES, A-CLASS SHARES, AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

12


LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment returns that correlate to 125% of the daily performance of the Dow Jones Stoxx 50 Index.

Inception: May 8, 2000

Europe experienced an economic rebound during the period, though one not as robust as in the U.S. Rate cuts in Europe and a weak U.S. dollar benefited Rydex Large-Cap Europe Fund, a leveraged fund which aims to provide returns that are 125% of the daily performance of the Dow Jones Stoxx 50 Index. The fund's H-Class returned 58.72% for the year vs. the Dow Jones Stoxx 50 Index, which returned 26.88%.

           CUMULATIVE FUND PERFORMANCE: MAY 8, 2000 -- MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    LARGE-CAP EUROPE FUND           DOW JONES STOXX 50 INDEX
                    ---------------------           ------------------------
        5/8/2000          10000                                10000
        5/9/2000           9804                                 9781
       5/10/2000           9520                                 9559
       5/11/2000           9872                                 9784
       5/12/2000          10024                                 9920
       5/13/2000          10024                                 9920
       5/14/2000          10024                                 9920
       5/15/2000          10192                                 9773
       5/16/2000          10156                                10038
       5/17/2000           9864                                 9883
       5/18/2000           9712                                 9893
       5/19/2000           9416                                 9575
       5/20/2000           9416                                 9575
       5/21/2000           9416                                 9575
       5/22/2000           9436                                 9383
       5/23/2000           9256                                 9450
       5/24/2000           9440                                 9346
       5/25/2000           9396                                 9573
       5/26/2000           9688                                 9466
       5/27/2000           9688                                 9466
       5/28/2000           9688                                 9466
       5/29/2000           9688                                 9466
       5/30/2000          10344                                 9752
       5/31/2000          10236                                 9809
        6/1/2000          10512                                 9931
        6/2/2000          10936                                10234
        6/3/2000          10936                                10234
        6/4/2000          10936                                10234
        6/5/2000          10812                                10091
        6/6/2000          10736                                10047
        6/7/2000          10912                                 9967
        6/8/2000          10708                                 9972
        6/9/2000          10648                                 9968
       6/10/2000          10648                                 9968
       6/11/2000          10648                                 9968
       6/12/2000          10672                                 9980
       6/13/2000          10932                                 9971
       6/14/2000          10872                                10049
       6/15/2000          10800                                10028
       6/16/2000          10832                                 9948
       6/17/2000          10832                                 9948
       6/18/2000          10832                                 9948
       6/19/2000          10828                                 9890
       6/20/2000          10684                                10006
       6/21/2000          10640                                 9925
       6/22/2000          10316                                 9885
       6/23/2000          10112                                 9855
       6/24/2000          10112                                 9855
       6/25/2000          10112                                 9855
       6/26/2000          10196                                 9828
       6/27/2000          10276                                 9758
       6/28/2000          10252                                 9771
       6/29/2000          10072                                 9474
       6/30/2000          10216                                 9593
        7/1/2000          10216                                 9593
        7/2/2000          10216                                 9593
        7/3/2000          10420                                 9755
        7/4/2000          10420                                 9755
        7/5/2000          10132                                 9678
        7/6/2000          10432                                 9723
        7/7/2000          10552                                 9933
        7/8/2000          10552                                 9933
        7/9/2000          10552                                 9933
       7/10/2000          10556                                 9915
       7/11/2000          10468                                 9880
       7/12/2000          10484                                 9946
       7/13/2000          10456                                10009
       7/14/2000          10508                                10007
       7/15/2000          10508                                10007
       7/16/2000          10508                                10007
       7/17/2000          10572                                10083
       7/18/2000          10284                                 9974
       7/19/2000          10224                                 9994
       7/20/2000          10364                                10023
       7/21/2000          10116                                 9819
       7/22/2000          10116                                 9819
       7/23/2000          10116                                 9819
       7/24/2000          10092                                 9852
       7/25/2000          10304                                 9813
       7/26/2000          10216                                 9816
       7/27/2000           9904                                 9624
       7/28/2000           9660                                 9575
       7/29/2000           9660                                 9575
       7/30/2000           9660                                 9575
       7/31/2000           9868                                 9679
        8/1/2000           9748                                 9662
        8/2/2000           9676                                 9690
        8/3/2000           9676                                 9583
        8/4/2000           9572                                 9671
        8/5/2000           9572                                 9671
        8/6/2000           9572                                 9671
        8/7/2000           9740                                 9723
        8/8/2000           9672                                 9753
        8/9/2000           9724                                 9849
       8/10/2000           9724                                 9811
       8/11/2000           9852                                 9840
       8/12/2000           9852                                 9840
       8/13/2000           9852                                 9840
       8/14/2000           9996                                 9904
       8/15/2000           9928                                 9870
       8/16/2000           9980                                 9924
       8/17/2000          10032                                 9877
       8/18/2000           9884                                 9884
       8/19/2000           9884                                 9884
       8/20/2000           9884                                 9884
       8/21/2000           9792                                 9890
       8/22/2000           9792                                 9928
       8/23/2000           9832                                 9936
       8/24/2000           9848                                 9871
       8/25/2000           9896                                 9916
       8/26/2000           9896                                 9916
       8/27/2000           9896                                 9916
       8/28/2000           9844                                 9954
       8/29/2000           9784                                 9924
       8/30/2000           9720                                 9906
       8/31/2000           9800                                 9961
        9/1/2000          10160                                10163
        9/2/2000          10160                                10163
        9/3/2000          10160                                10163
        9/4/2000          10160                                10163
        9/5/2000           9948                                10195
        9/6/2000           9692                                10181
        9/7/2000           9820                                10221
        9/8/2000           9480                                10041
        9/9/2000           9480                                10041
       9/10/2000           9480                                10041
       9/11/2000           9360                                10044
       9/12/2000           9340                                10006
       9/13/2000           9268                                 9871
       9/14/2000           9340                                 9956
       9/15/2000           9100                                 9915
       9/16/2000           9100                                 9915
       9/17/2000           9100                                 9915
       9/18/2000           8992                                 9878
       9/19/2000           9188                                 9885
       9/20/2000           8912                                 9744
       9/21/2000           8836                                 9572
       9/22/2000           9172                                 9539
       9/23/2000           9172                                 9539
       9/24/2000           9172                                 9539
       9/25/2000           9036                                 9625
       9/26/2000           8992                                 9518
       9/27/2000           9168                                 9553
       9/28/2000           9216                                 9495
       9/29/2000           9008                                 9489
       9/30/2000           9008                                 9489
       10/1/2000           9008                                 9489
       10/2/2000           9096                                 9559
       10/3/2000           9096                                 9641
       10/4/2000           9164                                 9599
       10/5/2000           9108                                 9677
       10/6/2000           8928                                 9637
       10/7/2000           8928                                 9637
       10/8/2000           8928                                 9637
       10/9/2000           8912                                 9421
      10/10/2000           8820                                 9458
      10/11/2000           8632                                 9256
      10/12/2000           8504                                 9364
      10/13/2000           8792                                 9445
      10/14/2000           8792                                 9445
      10/15/2000           8792                                 9445
      10/16/2000           8608                                 9503
      10/17/2000           8476                                 9395
      10/18/2000           8332                                 9327
      10/19/2000           8716                                 9586
      10/20/2000           8732                                 9618
      10/21/2000           8732                                 9618
      10/22/2000           8732                                 9618
      10/23/2000           8716                                 9703
      10/24/2000           8864                                 9909
      10/25/2000           8536                                 9782
      10/26/2000           8692                                 9675
      10/27/2000           8828                                 9740
      10/28/2000           8828                                 9740
      10/29/2000           8828                                 9740
      10/30/2000           8892                                 9765
      10/31/2000           9164                                 9833
       11/1/2000           9140                                 9826
       11/2/2000           9036                                 9768
       11/3/2000           9108                                 9727
       11/4/2000           9108                                 9727
       11/5/2000           9108                                 9727
       11/6/2000           8952                                 9684
       11/7/2000           9008                                 9739
       11/8/2000           8872                                 9711
       11/9/2000           8904                                 9619
      11/10/2000           8664                                 9489
      11/11/2000           8664                                 9489
      11/12/2000           8664                                 9489
      11/13/2000           8612                                 9355
      11/14/2000           8940                                 9630
      11/15/2000           8912                                 9694
      11/16/2000           8736                                 9639
      11/17/2000           8732                                 9603
      11/18/2000           8732                                 9603
      11/19/2000           8732                                 9603
      11/20/2000           8472                                 9431
      11/21/2000           8576                                 9522
      11/22/2000           8224                                 9267
      11/23/2000           8224                                 9267
      11/24/2000           8492                                 9547
      11/25/2000           8492                                 9547
      11/26/2000           8492                                 9547
      11/27/2000           8664                                 9570
      11/28/2000           8508                                 9374
      11/29/2000           8516                                 9379
      11/30/2000           8468                                 9175
       12/1/2000           8612                                 9292
       12/2/2000           8612                                 9292
       12/3/2000           8612                                 9292
       12/4/2000           8756                                 9175
       12/5/2000           9064                                 9456
       12/6/2000           8852                                 9347
       12/7/2000           8908                                 9350
       12/8/2000           8932                                 9389
       12/9/2000           8932                                 9389
      12/10/2000           8932                                 9389
      12/11/2000           9040                                 9604
      12/12/2000           8984                                 9571
      12/13/2000           8888                                 9542
      12/14/2000           8792                                 9334
      12/15/2000           8704                                 9149
      12/16/2000           8704                                 9149
      12/17/2000           8704                                 9149
      12/18/2000           8728                                 9225
      12/19/2000           8728                                 9320
      12/20/2000           8432                                 8977
      12/21/2000           8508                                 8865
      12/22/2000           8776                                 8861
      12/23/2000           8776                                 8861
      12/24/2000           8776                                 8861
      12/25/2000           8776                                 8861
      12/26/2000           8776                                 8861
      12/27/2000           8908                                 8999
      12/28/2000           8988                                 9074
      12/29/2000           9020                                 9046
      12/30/2000           9020                                 9046
      12/31/2000           9020                                 9046
        1/1/2001           9020                                 9046
        1/2/2001           8916                                 8806
        1/3/2001           9288                                 8847
        1/4/2001           9064                                 9000
        1/5/2001           8996                                 8939
        1/6/2001           8996                                 8939
        1/7/2001           8996                                 8939
        1/8/2001           9068                                 8877
        1/9/2001           8824                                 8749
       1/10/2001           8732                                 8675
       1/11/2001           9064                                 8814
       1/12/2001           8972                                 8879
       1/13/2001           8972                                 8879
       1/14/2001           8972                                 8879
       1/15/2001           8972                                 8879
       1/16/2001           8860                                 8816
       1/17/2001           8880                                 9039
       1/18/2001           9148                                 8994
       1/19/2001           8880                                 8932
       1/20/2001           8880                                 8932
       1/21/2001           8880                                 8932
       1/22/2001           8868                                 8941
       1/23/2001           8996                                 8937
       1/24/2001           8832                                 9041
       1/25/2001           8912                                 9066
       1/26/2001           8908                                 9082
       1/27/2001           8908                                 9082
       1/28/2001           8908                                 9082
       1/29/2001           8880                                 9074
       1/30/2001           8908                                 9016
       1/31/2001           8932                                 9052
        2/1/2001           8928                                 8919
        2/2/2001           8736                                 8882
        2/3/2001           8736                                 8882
        2/4/2001           8736                                 8882
        2/5/2001           8900                                 8899
        2/6/2001           8764                                 8948
        2/7/2001           8604                                 8805
        2/8/2001           8440                                 8815
        2/9/2001           8400                                 8681
       2/10/2001           8400                                 8681
       2/11/2001           8400                                 8681
       2/12/2001           8620                                 8751
       2/13/2001           8340                                 8776
       2/14/2001           8352                                 8655
       2/15/2001           8256                                 8767
       2/16/2001           8052                                 8545
       2/17/2001           8052                                 8545
       2/18/2001           8052                                 8545
       2/19/2001           8052                                 8545
       2/20/2001           7856                                 8408
       2/21/2001           7700                                 8317
       2/22/2001           7760                                 8300
       2/23/2001           7668                                 8121
       2/24/2001           7668                                 8121
       2/25/2001           7668                                 8121
       2/26/2001           7796                                 8248
       2/27/2001           7656                                 8199
       2/28/2001           7740                                 8150
        3/1/2001           7816                                 8092
        3/2/2001           7836                                 8113
        3/3/2001           7836                                 8113
        3/4/2001           7836                                 8113
        3/5/2001           7964                                 8234
        3/6/2001           8020                                 8352
        3/7/2001           8060                                 8332
        3/8/2001           8056                                 8300
        3/9/2001           7852                                 8197
       3/10/2001           7852                                 8197
       3/11/2001           7852                                 8197
       3/12/2001           7456                                 7980
       3/13/2001           7508                                 7932
       3/14/2001           7112                                 7825
       3/15/2001           7316                                 8005
       3/16/2001           7016                                 7790
       3/17/2001           7016                                 7790
       3/18/2001           7016                                 7790
       3/19/2001           7160                                 7721
       3/20/2001           7024                                 7857
       3/21/2001           6876                                 7735
       3/22/2001           6640                                 7403
       3/23/2001           6796                                 7562
       3/24/2001           6796                                 7562
       3/25/2001           6796                                 7562
       3/26/2001           7068                                 7842
       3/27/2001           7400                                 8040
       3/28/2001           7000                                 7902
       3/29/2001           7000                                 7901
       3/30/2001           7088                                 7950
       3/31/2001           7088                                 7950
        4/1/2001           7088                                 7950
        4/2/2001           6884                                 7919
        4/3/2001           6764                                 7650
        4/4/2001           6904                                 7686
        4/5/2001           7256                                 7856
        4/6/2001           7096                                 7845
        4/7/2001           7096                                 7845
        4/8/2001           7096                                 7845
        4/9/2001           7328                                 7988
       4/10/2001           7476                                 8220
       4/11/2001           7436                                 8254
       4/12/2001           7552                                 8233
       4/13/2001           7552                                 8233
       4/14/2001           7552                                 8233
       4/15/2001           7552                                 8233
       4/16/2001           7456                                 8233
       4/17/2001           7400                                 8190
       4/18/2001           7708                                 8387
       4/19/2001           7764                                 8368
       4/20/2001           7640                                 8276
       4/21/2001           7640                                 8276
       4/22/2001           7640                                 8276
       4/23/2001           7472                                 8230
       4/24/2001           7496                                 8268
       4/25/2001           7696                                 8252
       4/26/2001           7624                                 8296
       4/27/2001           7748                                 8421
       4/28/2001           7748                                 8421
       4/29/2001           7748                                 8421
       4/30/2001           7712                                 8490
        5/1/2001           7768                                 8490
        5/2/2001           7708                                 8403
        5/3/2001           7464                                 8220
        5/4/2001           7648                                 8320
        5/5/2001           7648                                 8320
        5/6/2001           7648                                 8320
        5/7/2001           7584                                 8382
        5/8/2001           7560                                 8367
        5/9/2001           7508                                 8331
       5/10/2001           7636                                 8510
       5/11/2001           7572                                 8462
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        6/1/2001           7252                                 8430
        6/2/2001           7252                                 8430
        6/3/2001           7252                                 8430
        6/4/2001           7316                                 8474
        6/5/2001           7500                                 8566
        6/6/2001           7284                                 8490
        6/7/2001           7376                                 8483
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        6/9/2001           7252                                 8483
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       6/15/2001           6952                                 8086
       6/16/2001           6952                                 8086
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       6/27/2001           6680                                 7862
       6/28/2001           6712                                 7968
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        7/1/2001           6820                                 8054
        7/2/2001           6940                                 8203
        7/3/2001           6812                                 8065
        7/4/2001           6812                                 8065
        7/5/2001           6592                                 7972
        7/6/2001           6472                                 7771
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       7/12/2001           6516                                 7674
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       7/16/2001           6348                                 7674
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       7/31/2001           6784                                 7804
        8/1/2001           6832                                 7810
        8/2/2001           6872                                 7797
        8/3/2001           6824                                 7716
        8/4/2001           6824                                 7716
        8/5/2001           6824                                 7716
        8/6/2001           6716                                 7714
        8/7/2001           6728                                 7739
        8/8/2001           6540                                 7622
        8/9/2001           6548                                 7444
       8/10/2001           6592                                 7364
       8/11/2001           6592                                 7364
       8/12/2001           6592                                 7364
       8/13/2001           6596                                 7404
       8/14/2001           6716                                 7530
       8/15/2001           6744                                 7455
       8/16/2001           6704                                 7346
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       8/22/2001           6676                                 7296
       8/23/2001           6568                                 7291
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       8/27/2001           6732                                 7434
       8/28/2001           6588                                 7347
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       8/31/2001           6500                                 7220
        9/1/2001           6500                                 7220
        9/2/2001           6500                                 7220
        9/3/2001           6500                                 7220
        9/4/2001           6288                                 7273
        9/5/2001           6228                                 7147
        9/6/2001           6004                                 6951
        9/7/2001           5868                                 6741
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       9/17/2001           5600                                 6403
       9/18/2001           5568                                 6379
       9/19/2001           5464                                 6198
       9/20/2001           5152                                 5959
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       9/24/2001           5388                                 6114
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       9/26/2001           5448                                 6284
       9/27/2001           5668                                 6396
       9/28/2001           5808                                 6630
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       10/1/2001           5696                                 6439
       10/2/2001           5768                                 6516
       10/3/2001           5892                                 6544
       10/4/2001           5912                                 6760
       10/5/2001           6024                                 6719
       10/6/2001           6024                                 6719
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       10/8/2001           5940                                 6719
       10/9/2001           5864                                 6683
      10/10/2001           6176                                 6872
      10/11/2001           6124                                 6951
      10/12/2001           6100                                 6908
      10/13/2001           6100                                 6908
      10/14/2001           6100                                 6908
      10/15/2001           5964                                 6771
      10/16/2001           6060                                 6825
      10/17/2001           6060                                 7007
      10/18/2001           5984                                 6888
      10/19/2001           5956                                 6769
      10/20/2001           5956                                 6769
      10/21/2001           5956                                 6769
      10/22/2001           5988                                 6879
      10/23/2001           6012                                 7064
      10/24/2001           6132                                 7062
      10/25/2001           6160                                 6929
      10/26/2001           6148                                 7114
      10/27/2001           6148                                 7114
      10/28/2001           6148                                 7114
      10/29/2001           5984                                 6942
      10/30/2001           5876                                 6772
      10/31/2001           5940                                 6879
       11/1/2001           6152                                 6932
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       11/5/2001           6248                                 7129
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       11/7/2001           6292                                 7175
       11/8/2001           6316                                 7308
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      11/12/2001           6252                                 7056
      11/13/2001           6316                                 7313
      11/14/2001           6244                                 7248
      11/15/2001           6216                                 7231
      11/16/2001           6340                                 7302
      11/17/2001           6340                                 7302
      11/18/2001           6340                                 7302
      11/19/2001           6372                                 7368
      11/20/2001           6236                                 7293
      11/21/2001           6312                                 7308
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      11/23/2001           6292                                 7321
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      11/26/2001           6380                                 7309
      11/27/2001           6212                                 7210
      11/28/2001           6032                                 7111
      11/29/2001           6148                                 7097
      11/30/2001           6164                                 7089
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       12/3/2001           6100                                 7058
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       12/5/2001           6428                                 7374
       12/6/2001           6444                                 7388
       12/7/2001           6336                                 7308
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      12/10/2001           6200                                 7191
      12/11/2001           6208                                 7212
      12/12/2001           6256                                 7134
      12/13/2001           6000                                 7022
      12/14/2001           6116                                 6958
      12/15/2001           6116                                 6958
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      12/17/2001           6292                                 7143
      12/18/2001           6256                                 7132
      12/19/2001           6164                                 7055
      12/20/2001           6068                                 7022
      12/21/2001           6180                                 7179
      12/22/2001           6180                                 7179
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      12/24/2001           6108                                 7191
      12/25/2001           6108                                 7191
      12/26/2001           6160                                 7191
      12/27/2001           6272                                 7317
      12/28/2001           6348                                 7358
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      12/31/2001           6344                                 7358
        1/1/2002           6344                                 7358
        1/2/2002           6416                                 7201
        1/3/2002           6500                                 7343
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        1/7/2002           6296                                 7260
        1/8/2002           6224                                 7187
        1/9/2002           6116                                 7165
       1/10/2002           6152                                 7096
       1/11/2002           6136                                 7156
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       1/14/2002           5944                                 6965
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        2/4/2002           5792                                 7058
        2/5/2002           5684                                 6918
        2/6/2002           5676                                 6840
        2/7/2002           5688                                 6934
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       2/11/2002           5916                                 6992
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       2/13/2002           5896                                 7037
       2/14/2002           5916                                 7118
       2/15/2002           5860                                 7042
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       2/19/2002           5680                                 6863
       2/20/2002           5692                                 6804
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       2/27/2002           5808                                 7077
       2/28/2002           5840                                 7051
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        3/2/2002           5952                                 7133
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        3/5/2002           6032                                 7240
        3/6/2002           6196                                 7259
        3/7/2002           6204                                 7292
        3/8/2002           6192                                 7353
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       3/12/2002           6116                                 7250
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       3/14/2002           6168                                 7238
       3/15/2002           6224                                 7310
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       3/19/2002           6288                                 7359
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       3/26/2002           6068                                 7213
       3/27/2002           6084                                 7238
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        4/1/2002           6256                                 7335
        4/2/2002           6172                                 7278
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        4/8/2002           6008                                 7084
        4/9/2002           5948                                 7088
       4/10/2002           6064                                 7155
       4/11/2002           5872                                 7014
       4/12/2002           5912                                 7039
       4/13/2002           5912                                 7039
       4/14/2002           5912                                 7039
       4/15/2002           6000                                 7109
       4/16/2002           6208                                 7242
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       4/18/2002           6164                                 7185
       4/19/2002           6176                                 7176
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       4/22/2002           6084                                 7114
       4/23/2002           6016                                 7082
       4/24/2002           6016                                 7056
       4/25/2002           6028                                 7000
       4/26/2002           5984                                 6949
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       4/30/2002           6020                                 6967
        5/1/2002           6100                                 6967
        5/2/2002           6012                                 6941
        5/3/2002           6032                                 6881
        5/4/2002           6032                                 6881
        5/5/2002           6032                                 6881
        5/6/2002           5952                                 6856
        5/7/2002           5908                                 6774
        5/8/2002           6092                                 6938
        5/9/2002           6032                                 6925
       5/10/2002           5928                                 6825
       5/11/2002           5928                                 6825
       5/12/2002           5928                                 6825
       5/13/2002           6068                                 6886
       5/14/2002           6140                                 6999
       5/15/2002           6168                                 7042
       5/16/2002           6204                                 7011
       5/17/2002           6252                                 6938
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       5/20/2002           6156                                 6893
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       5/22/2002           6140                                 6790
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       5/24/2002           6036                                 6815
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       5/27/2002           6036                                 6815
       5/28/2002           6024                                 6721
       5/29/2002           6052                                 6698
       5/30/2002           5932                                 6585
       5/31/2002           5940                                 6665
        6/1/2002           5940                                 6665
        6/2/2002           5940                                 6665
        6/3/2002           5868                                 6611
        6/4/2002           5816                                 6470
        6/5/2002           5796                                 6418
        6/6/2002           5716                                 6370
        6/7/2002           5648                                 6278
        6/8/2002           5648                                 6278
        6/9/2002           5648                                 6278
       6/10/2002           5616                                 6293
       6/11/2002           5620                                 6365
       6/12/2002           5556                                 6202
       6/13/2002           5400                                 6121
       6/14/2002           5364                                 5980
       6/15/2002           5364                                 5980
       6/16/2002           5364                                 5980
       6/17/2002           5596                                 6213
       6/18/2002           5556                                 6166
       6/19/2002           5384                                 6052
       6/20/2002           5304                                 5923
       6/21/2002           5348                                 5901
       6/22/2002           5348                                 5901
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       6/24/2002           5304                                 5738
       6/25/2002           5296                                 5897
       6/26/2002           5388                                 5770
       6/27/2002           5572                                 5855
       6/28/2002           5656                                 6076
       6/29/2002           5656                                 6076
       6/30/2002           5656                                 6076
        7/1/2002           5632                                 6100
        7/2/2002           5376                                 5886
        7/3/2002           5340                                 5716
        7/4/2002           5340                                 5716
        7/5/2002           5676                                 6119
        7/6/2002           5676                                 6119
        7/7/2002           5676                                 6119
        7/8/2002           5692                                 6100
        7/9/2002           5540                                 6026
       7/10/2002           5260                                 5808
       7/11/2002           5252                                 5594
       7/12/2002           5124                                 5603
       7/13/2002           5124                                 5603
       7/14/2002           5124                                 5603
       7/15/2002           4976                                 5260
       7/16/2002           4888                                 5276
       7/17/2002           5124                                 5480
       7/18/2002           5088                                 5542
       7/19/2002           4728                                 5231
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       7/21/2002           4728                                 5231
       7/22/2002           4448                                 4963
       7/23/2002           4192                                 4863
       7/24/2002           4580                                 4830
       7/25/2002           4552                                 5047
       7/26/2002           4608                                 5140
       7/27/2002           4608                                 5140
       7/28/2002           4608                                 5140
       7/29/2002           4984                                 5455
       7/30/2002           4928                                 5401
       7/31/2002           4896                                 5433
        8/1/2002           4592                                 5167
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        8/3/2002           4604                                 5172
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        8/5/2002           4316                                 5015
        8/6/2002           4588                                 5268
        8/7/2002           4660                                 5176
        8/8/2002           4892                                 5428
        8/9/2002           4872                                 5518
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       8/11/2002           4872                                 5518
       8/12/2002           4804                                 5359
       8/13/2002           4756                                 5422
       8/14/2002           4916                                 5262
       8/15/2002           4956                                 5446
       8/16/2002           4944                                 5484
       8/17/2002           4944                                 5484
       8/18/2002           4944                                 5484
       8/19/2002           5176                                 5651
       8/20/2002           5004                                 5546
       8/21/2002           5148                                 5587
       8/22/2002           5168                                 5692
       8/23/2002           5004                                 5602
       8/24/2002           5004                                 5602
       8/25/2002           5004                                 5602
       8/26/2002           5068                                 5545
       8/27/2002           5104                                 5662
       8/28/2002           4848                                 5417
       8/29/2002           4828                                 5311
       8/30/2002           4828                                 5378
       8/31/2002           4828                                 5378
        9/1/2002           4828                                 5378
        9/2/2002           4828                                 5378
        9/3/2002           4476                                 5016
        9/4/2002           4620                                 5057
        9/5/2002           4512                                 5041
        9/6/2002           4664                                 5236
        9/7/2002           4664                                 5236
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        9/9/2002           4656                                 5157
       9/10/2002           4688                                 5294
       9/11/2002           4760                                 5404
       9/12/2002           4576                                 5181
       9/13/2002           4496                                 5071
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       9/15/2002           4496                                 5071
       9/16/2002           4472                                 5071
       9/17/2002           4320                                 5019
       9/18/2002           4268                                 4821
       9/19/2002           4072                                 4732
       9/20/2002           4156                                 4740
       9/21/2002           4156                                 4740
       9/22/2002           4156                                 4740
       9/23/2002           3964                                 4565
       9/24/2002           3884                                 4525
       9/25/2002           4048                                 4592
       9/26/2002           4188                                 4841
       9/27/2002           4088                                 4849
       9/28/2002           4088                                 4849
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       9/30/2002           4008                                 4595
       10/1/2002           4248                                 4700
       10/2/2002           4204                                 4881
       10/3/2002           4176                                 4806
       10/4/2002           3996                                 4676
       10/5/2002           3996                                 4676
       10/6/2002           3996                                 4676
       10/7/2002           3944                                 4627
       10/8/2002           3976                                 4542
       10/9/2002           3840                                 4520
      10/10/2002           4072                                 4647
      10/11/2002           4308                                 4878
      10/12/2002           4308                                 4878
      10/13/2002           4308                                 4878
      10/14/2002           4276                                 4827
      10/15/2002           4568                                 5133
      10/16/2002           4396                                 5035
      10/17/2002           4576                                 5211
      10/18/2002           4536                                 5174
      10/19/2002           4536                                 5174
      10/20/2002           4536                                 5174
      10/21/2002           4632                                 5168
      10/22/2002           4500                                 5109
      10/23/2002           4416                                 4935
      10/24/2002           4360                                 5079
      10/25/2002           4496                                 5056
      10/26/2002           4496                                 5056
      10/27/2002           4496                                 5056
      10/28/2002           4492                                 5111
      10/29/2002           4348                                 4883
      10/30/2002           4444                                 5013
      10/31/2002           4488                                 5084
       11/1/2002           4560                                 5007
       11/2/2002           4560                                 5007
       11/3/2002           4560                                 5007
       11/4/2002           4636                                 5186
       11/5/2002           4756                                 5215
       11/6/2002           4728                                 5143
       11/7/2002           4556                                 5037
       11/8/2002           4552                                 4983
       11/9/2002           4552                                 4983
      11/10/2002           4552                                 4983
      11/11/2002           4468                                 4956
      11/12/2002           4580                                 5031
      11/13/2002           4508                                 4999
      11/14/2002           4668                                 5098
      11/15/2002           4752                                 5140
      11/16/2002           4752                                 5140
      11/17/2002           4752                                 5140
      11/18/2002           4692                                 5188
      11/19/2002           4688                                 5169
      11/20/2002           4776                                 5168
      11/21/2002           4884                                 5168
      11/22/2002           4820                                 5330
      11/23/2002           4820                                 5330
      11/24/2002           4820                                 5330
      11/25/2002           4780                                 5322
      11/26/2002           4584                                 5153
      11/27/2002           4764                                 5282
      11/28/2002           4764                                 5282
      11/29/2002           4756                                 5285
      11/30/2002           4756                                 5285
       12/1/2002           4756                                 5285
       12/2/2002           4772                                 5289
       12/3/2002           4652                                 5172
       12/4/2002           4660                                 5133
       12/5/2002           4580                                 5068
       12/6/2002           4608                                 5046
       12/7/2002           4608                                 5046
       12/8/2002           4608                                 5046
       12/9/2002           4424                                 4934
      12/10/2002           4516                                 4951
      12/11/2002           4496                                 5011
      12/12/2002           4460                                 4931
      12/13/2002           4404                                 4863
      12/14/2002           4404                                 4863
      12/15/2002           4404                                 4863
      12/16/2002           4668                                 5029
      12/17/2002           4544                                 4951
      12/18/2002           4432                                 4847
      12/19/2002           4404                                 4828
      12/20/2002           4492                                 4876
      12/21/2002           4492                                 4876
      12/22/2002           4492                                 4876
      12/23/2002           4488                                 4910
      12/24/2002           4480                                 4910
      12/25/2002           4480                                 4910
      12/26/2002           4460                                 4910
      12/27/2002           4348                                 4727
      12/28/2002           4348                                 4727
      12/29/2002           4348                                 4727
      12/30/2002           4464                                 4780
      12/31/2002           4508                                 4780
        1/1/2003           4508                                 4780
        1/2/2003           4644                                 4967
        1/3/2003           4712                                 4997
        1/4/2003           4712                                 4997
        1/5/2003           4712                                 4997
        1/6/2003           4808                                 5024
        1/7/2003           4632                                 4971
        1/8/2003           4556                                 4906
        1/9/2003           4676                                 4931
       1/10/2003           4680                                 4937
       1/11/2003           4680                                 4937
       1/12/2003           4680                                 4937
       1/13/2003           4688                                 4925
       1/14/2003           4744                                 4947
       1/15/2003           4616                                 4876
       1/16/2003           4620                                 4859
       1/17/2003           4512                                 4729
       1/18/2003           4512                                 4729
       1/19/2003           4512                                 4729
       1/20/2003           4512                                 4729
       1/21/2003           4340                                 4596
       1/22/2003           4268                                 4503
       1/23/2003           4284                                 4474
       1/24/2003           4172                                 4419
       1/25/2003           4172                                 4419
       1/26/2003           4172                                 4419
       1/27/2003           4048                                 4259
       1/28/2003           4104                                 4279
       1/29/2003           4184                                 4329
       1/30/2003           4144                                 4435
       1/31/2003           4284                                 4442
        2/1/2003           4284                                 4442
        2/2/2003           4284                                 4442
        2/3/2003           4308                                 4530
        2/4/2003           4244                                 4377
        2/5/2003           4244                                 4487
        2/6/2003           4136                                 4349
        2/7/2003           4080                                 4309
        2/8/2003           4080                                 4309
        2/9/2003           4080                                 4309
       2/10/2003           4072                                 4293
       2/11/2003           4116                                 4413
       2/12/2003           4012                                 4322
       2/13/2003           4108                                 4298
       2/14/2003           4204                                 4393
       2/15/2003           4204                                 4393
       2/16/2003           4204                                 4393
       2/17/2003           4204                                 4393
       2/18/2003           4256                                 4521
       2/19/2003           4132                                 4386
       2/20/2003           4112                                 4358
       2/21/2003           4208                                 4407
       2/22/2003           4208                                 4407
       2/23/2003           4208                                 4407
       2/24/2003           4088                                 4361
       2/25/2003           4036                                 4240
       2/26/2003           3924                                 4196
       2/27/2003           3944                                 4228
       2/28/2003           4040                                 4298
        3/1/2003           4040                                 4298
        3/2/2003           4040                                 4298
        3/3/2003           4096                                 4311
        3/4/2003           3988                                 4220
        3/5/2003           4044                                 4179
        3/6/2003           3932                                 4137
        3/7/2003           3884                                 4043
        3/8/2003           3884                                 4043
        3/9/2003           3884                                 4043
       3/10/2003           3684                                 3933
       3/11/2003           3704                                 3942
       3/12/2003           3604                                 3789
       3/13/2003           3840                                 4042
       3/14/2003           3908                                 4222
       3/15/2003           3908                                 4222
       3/16/2003           3908                                 4222
       3/17/2003           4096                                 4373
       3/18/2003           4072                                 4381
       3/19/2003           4160                                 4439
       3/20/2003           4132                                 4419
       3/21/2003           4352                                 4582
       3/22/2003           4352                                 4582
       3/23/2003           4352                                 4582
       3/24/2003           4028                                 4376
       3/25/2003           4152                                 4442
       3/26/2003           4152                                 4439
       3/27/2003           4088                                 4347
       3/28/2003           4064                                 4331
       3/29/2003           4064                                 4331
       3/30/2003           4064                                 4331
       3/31/2003           3952                                 4166
        4/1/2003           4064                                 4244
        4/2/2003           4168                                 4381
        4/3/2003           4176                                 4435
        4/4/2003           4252                                 4489
        4/5/2003           4252                                 4489
        4/6/2003           4252                                 4489
        4/7/2003           4324                                 4655
        4/8/2003           4368                                 4581
        4/9/2003           4308                                 4574
       4/10/2003           4328                                 4480
       4/11/2003           4324                                 4512
       4/12/2003           4324                                 4512
       4/13/2003           4324                                 4512
       4/14/2003           4432                                 4567
       4/15/2003           4492                                 4647
       4/16/2003           4412                                 4574
       4/17/2003           4516                                 4609
       4/18/2003           4516                                 4609
       4/19/2003           4516                                 4609
       4/20/2003           4516                                 4609
       4/21/2003           4500                                 4609
       4/22/2003           4652                                 4643
       4/23/2003           4668                                 4702
       4/24/2003           4588                                 4612
       4/25/2003           4484                                 4546
       4/26/2003           4484                                 4546
       4/27/2003           4484                                 4546
       4/28/2003           4640                                 4670
       4/29/2003           4604                                 4617
       4/30/2003           4628                                 4602
        5/1/2003           4612                                 4602
        5/2/2003           4688                                 4615
        5/3/2003           4688                                 4615
        5/4/2003           4688                                 4615
        5/5/2003           4776                                 4636
        5/6/2003           4864                                 4696
        5/7/2003           4776                                 4643
        5/8/2003           4660                                 4512
        5/9/2003           4776                                 4557
       5/10/2003           4776                                 4557
       5/11/2003           4776                                 4557
       5/12/2003           4836                                 4557
       5/13/2003           4784                                 4575
       5/14/2003           4800                                 4575
       5/15/2003           4844                                 4653
       5/16/2003           4948                                 4650
       5/17/2003           4948                                 4650
       5/18/2003           4948                                 4650
       5/19/2003           4744                                 4490
       5/20/2003           4796                                 4510
       5/21/2003           4764                                 4453
       5/22/2003           4860                                 4526
       5/23/2003           4820                                 4477
       5/24/2003           4820                                 4477
       5/25/2003           4820                                 4477
       5/26/2003           4820                                 4477
       5/27/2003           4916                                 4494
       5/28/2003           4952                                 4603
       5/29/2003           4996                                 4606
       5/30/2003           4968                                 4596
       5/31/2003           4968                                 4596
        6/1/2003           4968                                 4596
        6/2/2003           5056                                 4705
        6/3/2003           5068                                 4674
        6/4/2003           5116                                 4664
        6/5/2003           5148                                 4676
        6/6/2003           5144                                 4780
        6/7/2003           5144                                 4780
        6/8/2003           5144                                 4780
        6/9/2003           5100                                 4714
       6/10/2003           5132                                 4750
       6/11/2003           5320                                 4824
       6/12/2003           5308                                 4860
       6/13/2003           5228                                 4778
       6/14/2003           5228                                 4778
       6/15/2003           5228                                 4778
       6/16/2003           5416                                 4864
       6/17/2003           5412                                 4913
       6/18/2003           5400                                 4966
       6/19/2003           5300                                 4873
       6/20/2003           5288                                 4915
       6/21/2003           5288                                 4915
       6/22/2003           5288                                 4915
       6/23/2003           5152                                 4832
       6/24/2003           5148                                 4824
       6/25/2003           5120                                 4828
       6/26/2003           5140                                 4826
       6/27/2003           5024                                 4817
       6/28/2003           5024                                 4817
       6/29/2003           5024                                 4817
       6/30/2003           5020                                 4755
        7/1/2003           5028                                 4646
        7/2/2003           5088                                 4735
        7/3/2003           5012                                 4767
        7/4/2003           5012                                 4767
        7/5/2003           5012                                 4767
        7/6/2003           5012                                 4767
        7/7/2003           5052                                 4863
        7/8/2003           5088                                 4844
        7/9/2003           5032                                 4810
       7/10/2003           4940                                 4761
       7/11/2003           5004                                 4823
       7/12/2003           5004                                 4823
       7/13/2003           5004                                 4823
       7/14/2003           5044                                 4890
       7/15/2003           4924                                 4847
       7/16/2003           4968                                 4826
       7/17/2003           4868                                 4781
       7/18/2003           5000                                 4772
       7/19/2003           5000                                 4772
       7/20/2003           5000                                 4772
       7/21/2003           4888                                 4725
       7/22/2003           4972                                 4756
       7/23/2003           5004                                 4742
       7/24/2003           5044                                 4837
       7/25/2003           5168                                 4778
       7/26/2003           5168                                 4778
       7/27/2003           5168                                 4778
       7/28/2003           5104                                 4841
       7/29/2003           5116                                 4819
       7/30/2003           5072                                 4851
       7/31/2003           5004                                 4911
        8/1/2003           5124                                 4827
        8/2/2003           5124                                 4827
        8/3/2003           5124                                 4827
        8/4/2003           5060                                 4789
        8/5/2003           4992                                 4827
        8/6/2003           4968                                 4753
        8/7/2003           5012                                 4775
        8/8/2003           5016                                 4823
        8/9/2003           5016                                 4823
       8/10/2003           5016                                 4823
       8/11/2003           5092                                 4844
       8/12/2003           5132                                 4875
       8/13/2003           5076                                 4867
       8/14/2003           5172                                 4951
       8/15/2003           5184                                 4956
       8/16/2003           5184                                 4956
       8/17/2003           5184                                 4956
       8/18/2003           5204                                 5008
       8/19/2003           5172                                 4998
       8/20/2003           5092                                 4972
       8/21/2003           5092                                 5015
       8/22/2003           5016                                 4983
       8/23/2003           5016                                 4983
       8/24/2003           5016                                 4983
       8/25/2003           4972                                 4983
       8/26/2003           5004                                 4942
       8/27/2003           5004                                 4984
       8/28/2003           5044                                 5000
       8/29/2003           5008                                 4922
       8/30/2003           5008                                 4922
       8/31/2003           5008                                 4922
        9/1/2003           5008                                 4922
        9/2/2003           5072                                 5010
        9/3/2003           5096                                 5084
        9/4/2003           5140                                 5085
        9/5/2003           5152                                 5045
        9/6/2003           5152                                 5045
        9/7/2003           5152                                 5045
        9/8/2003           5240                                 5086
        9/9/2003           5200                                 5019
       9/10/2003           5148                                 4990
       9/11/2003           5212                                 4996
       9/12/2003           5220                                 4959
       9/13/2003           5220                                 4959
       9/14/2003           5220                                 4959
       9/15/2003           5220                                 4974
       9/16/2003           5284                                 5036
       9/17/2003           5252                                 5042
       9/18/2003           5344                                 5081
       9/19/2003           5328                                 5025
       9/20/2003           5328                                 5025
       9/21/2003           5328                                 5025
       9/22/2003           5276                                 4938
       9/23/2003           5264                                 4918
       9/24/2003           5172                                 4915
       9/25/2003           5180                                 4897
       9/26/2003           5172                                 4854
       9/27/2003           5172                                 4854
       9/28/2003           5172                                 4854
       9/29/2003           5224                                 4826
       9/30/2003           5132                                 4738
       10/1/2003           5324                                 4818
       10/2/2003           5288                                 4844
       10/3/2003           5372                                 4971
       10/4/2003           5372                                 4971
       10/5/2003           5372                                 4971
       10/6/2003           5408                                 4927
       10/7/2003           5396                                 4885
       10/8/2003           5384                                 4878
       10/9/2003           5440                                 4980
      10/10/2003           5468                                 4942
      10/11/2003           5468                                 4942
      10/12/2003           5468                                 4942
      10/13/2003           5532                                 5036
      10/14/2003           5552                                 5016
      10/15/2003           5492                                 5047
      10/16/2003           5488                                 5032
      10/17/2003           5496                                 5018
      10/18/2003           5496                                 5018
      10/19/2003           5496                                 5018
      10/20/2003           5524                                 5021
      10/21/2003           5508                                 5028
      10/22/2003           5420                                 4942
      10/23/2003           5440                                 4899
      10/24/2003           5412                                 4886
      10/25/2003           5412                                 4886
      10/26/2003           5412                                 4886
      10/27/2003           5400                                 4931
      10/28/2003           5484                                 4978
      10/29/2003           5460                                 4994
      10/30/2003           5472                                 5031
      10/31/2003           5496                                 5038
       11/1/2003           5496                                 5038
       11/2/2003           5496                                 5038
       11/3/2003           5512                                 5124
       11/4/2003           5476                                 5096
       11/5/2003           5452                                 5068
       11/6/2003           5472                                 5098
       11/7/2003           5536                                 5147
       11/8/2003           5536                                 5147
       11/9/2003           5536                                 5147
      11/10/2003           5476                                 5093
      11/11/2003           5484                                 5082
      11/12/2003           5624                                 5094
      11/13/2003           5696                                 5113
      11/14/2003           5660                                 5142
      11/15/2003           5660                                 5142
      11/16/2003           5660                                 5142
      11/17/2003           5612                                 5044
      11/18/2003           5600                                 5044
      11/19/2003           5624                                 4999
      11/20/2003           5552                                 4997
      11/21/2003           5616                                 5012
      11/22/2003           5616                                 5012
      11/23/2003           5616                                 5012
      11/24/2003           5712                                 5124
      11/25/2003           5696                                 5119
      11/26/2003           5796                                 5091
      11/27/2003           5796                                 5091
      11/28/2003           5776                                 5096
      11/29/2003           5776                                 5096
      11/30/2003           5776                                 5096
       12/1/2003           5916                                 5184
       12/2/2003           5900                                 5148
       12/3/2003           5952                                 5178
       12/4/2003           5952                                 5165
       12/5/2003           5896                                 5131
       12/6/2003           5896                                 5131
       12/7/2003           5896                                 5131
       12/8/2003           5968                                 5107
       12/9/2003           6000                                 5157
      12/10/2003           5956                                 5120
      12/11/2003           6008                                 5157
      12/12/2003           6044                                 5148
      12/13/2003           6044                                 5148
      12/14/2003           6044                                 5148
      12/15/2003           6007                                 5153
      12/16/2003           6084                                 5133
      12/17/2003           6112                                 5143
      12/18/2003           6245                                 5205
      12/19/2003           6201                                 5222
      12/20/2003           6201                                 5222
      12/21/2003           6201                                 5222
      12/22/2003           6225                                 5204
      12/23/2003           6225                                 5226
      12/24/2003           6265                                 5226
      12/25/2003           6265                                 5226
      12/26/2003           6265                                 5226
      12/27/2003           6265                                 5226
      12/28/2003           6265                                 5226
      12/29/2003           6334                                 5250
      12/30/2003           6374                                 5272
      12/31/2003           6436                                 5281
        1/1/2004           6436                                 5281
        1/2/2004           6474                                 5334
        1/3/2004           6474                                 5334
        1/4/2004           6474                                 5334
        1/5/2004           6645                                 5368
        1/6/2004           6666                                 5371
        1/7/2004           6599                                 5342
        1/8/2004           6717                                 5392
        1/9/2004           6616                                 5347
       1/10/2004           6616                                 5347
       1/11/2004           6616                                 5347
       1/12/2004           6650                                 5338
       1/13/2004           6570                                 5343
       1/14/2004           6641                                 5382
       1/15/2004           6557                                 5377
       1/16/2004           6511                                 5429
       1/17/2004           6511                                 5429
       1/18/2004           6511                                 5429
       1/19/2004           6511                                 5429
       1/20/2004           6604                                 5414
       1/21/2004           6717                                 5443
       1/22/2004           6746                                 5447
       1/23/2004           6645                                 5435
       1/24/2004           6645                                 5435
       1/25/2004           6645                                 5435
       1/26/2004           6620                                 5414
       1/27/2004           6583                                 5416
       1/28/2004           6507                                 5452
       1/29/2004           6465                                 5402
       1/30/2004           6432                                 5352
       1/31/2004           6432                                 5352
        2/1/2004           6432                                 5352
        2/2/2004           6419                                 5354
        2/3/2004           6470                                 5350
        2/4/2004           6415                                 5339
        2/5/2004           6432                                 5317
        2/6/2004           6599                                 5340
        2/7/2004           6599                                 5340
        2/8/2004           6599                                 5340
        2/9/2004           6679                                 5415
       2/10/2004           6708                                 5417
       2/11/2004           6800                                 5420
       2/12/2004           6700                                 5398
       2/13/2004           6671                                 5387
       2/14/2004           6671                                 5387
       2/15/2004           6671                                 5387
       2/16/2004           6671                                 5387
       2/17/2004           6834                                 5445
       2/18/2004           6629                                 5427
       2/19/2004           6763                                 5509
       2/20/2004           6666                                 5481
       2/21/2004           6666                                 5481
       2/22/2004           6666                                 5481
       2/23/2004           6679                                 5491
       2/24/2004           6679                                 5443
       2/25/2004           6637                                 5468
       2/26/2004           6570                                 5474
       2/27/2004           6587                                 5456
       2/28/2004           6587                                 5456
       2/29/2004           6587                                 5456
        3/1/2004           6717                                 5512
        3/2/2004           6478                                 5546
        3/3/2004           6511                                 5529
        3/4/2004           6599                                 5566
        3/5/2004           6654                                 5532
        3/6/2004           6654                                 5532
        3/7/2004           6654                                 5532
        3/8/2004           6608                                 5549
        3/9/2004           6562                                 5498
       3/10/2004           6390                                 5500
       3/11/2004           6248                                 5344
       3/12/2004           6323                                 5353
       3/13/2004           6323                                 5353
       3/14/2004           6323                                 5353
       3/15/2004           6130                                 5258
       3/16/2004           6214                                 5287
       3/17/2004           6336                                 5363
       3/18/2004           6281                                 5260
       3/19/2004           6147                                 5281
       3/20/2004           6147                                 5281
       3/21/2004           6147                                 5281
       3/22/2004           6072                                 5178
       3/23/2004           6105                                 5190
       3/24/2004           5988                                 5183
       3/25/2004           6130                                 5250
       3/26/2004           6068                                 5259
       3/27/2004           6068                                 5259
       3/28/2004           6068                                 5259
       3/29/2004           6210                                 5316
       3/30/2004           6231                                 5320
       3/31/2004           6273                                 5287

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                             A-CLASS        C-CLASS                H-CLASS
                           (03/31/04)      (05/10/01)            (05/08/00)
--------------------------------------------------------------------------------
                              SINCE      ONE      SINCE      ONE       SINCE
                            INCEPTION    YEAR   INCEPTION    YEAR    INCEPTION
--------------------------------------------------------------------------------
LARGE-CAP EUROPE FUND        0.00%      57.29%    -7.33%    58.72%   -11.28%

DOW JONES STOXX 50 INDEX     0.00%      26.88%   -15.18%    26.88%   -15.09%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES STOXX 50 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

                                                                ANNUAL REPORT 13


LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment returns that correspond to 125% of the daily performance of the Topix 100 Index.

Inception: May 8, 2000

Japan's economy is re-inflating and many analysts think it has a good chance of breaking out of structural barriers. This optimism, along with a weak
U.S. dollar, helped Rydex Large-Cap Japan Fund perform well during the period. The fund is intended to provide its investors with 125% of the daily performance of the Topix 100 Index. For the year, the index returned 44.82%. Large-Cap Japan H-Class returned 83.07%.

            CUMULATIVE FUND PERFORMANCE: MAY 8, 2000 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     LARGE-CAP JAPAN FUND      TOPIX 100 INDEX
                     --------------------      ---------------
        5/8/2000          10000                      10000
        5/9/2000           9668                       9796
       5/10/2000           9532                       9720
       5/11/2000           9516                       9325
       5/12/2000           9356                       9495
       5/13/2000           9356                       9495
       5/14/2000           9356                       9495
       5/15/2000           9296                       9451
       5/16/2000           9520                       9547
       5/17/2000           9180                       9499
       5/18/2000           9200                       9316
       5/19/2000           8836                       9101
       5/20/2000           8836                       9101
       5/21/2000           8836                       9101
       5/22/2000           8488                       8744
       5/23/2000           8460                       8740
       5/24/2000           8568                       8666
       5/25/2000           8544                       8774
       5/26/2000           8616                       8728
       5/27/2000           8616                       8728
       5/28/2000           8616                       8728
       5/29/2000           8616                       8728
       5/30/2000           8876                       8701
       5/31/2000           8492                       8716
        6/1/2000           8664                       8825
        6/2/2000           9024                       8939
        6/3/2000           9024                       8939
        6/4/2000           9024                       8939
        6/5/2000           9048                       9197
        6/6/2000           9120                       9125
        6/7/2000           9272                       9105
        6/8/2000           9148                       9083
        6/9/2000           9004                       9084
       6/10/2000           9004                       9084
       6/11/2000           9004                       9084
       6/12/2000           8992                       9077
       6/13/2000           8952                       8975
       6/14/2000           8772                       8860
       6/15/2000           8424                       8530
       6/16/2000           8404                       8521
       6/17/2000           8404                       8521
       6/18/2000           8404                       8521
       6/19/2000           8728                       8696
       6/20/2000           8816                       8861
       6/21/2000           8956                       9028
       6/22/2000           9048                       8979
       6/23/2000           8920                       8863
       6/24/2000           8920                       8863
       6/25/2000           8920                       8863
       6/26/2000           8832                       8771
       6/27/2000           8984                       8939
       6/28/2000           9064                       8954
       6/29/2000           9036                       9048
       6/30/2000           8960                       9048
        7/1/2000           8960                       9048
        7/2/2000           8960                       9048
        7/3/2000           9060                       8770
        7/4/2000           9060                       8770
        7/5/2000           8800                       9015
        7/6/2000           8796                       8936
        7/7/2000           8852                       8977
        7/8/2000           8852                       8977
        7/9/2000           8852                       8977
       7/10/2000           8904                       9097
       7/11/2000           8888                       9071
       7/12/2000           8808                       9042
       7/13/2000           8572                       8860
       7/14/2000           8652                       8903
       7/15/2000           8652                       8903
       7/16/2000           8652                       8903
       7/17/2000           8636                       8891
       7/18/2000           8264                       8683
       7/19/2000           8212                       8656
       7/20/2000           8212                       8656
       7/21/2000           8084                       8563
       7/22/2000           8084                       8563
       7/23/2000           8084                       8563
       7/24/2000           8016                       8482
       7/25/2000           8032                       8466
       7/26/2000           7932                       8484
       7/27/2000           7760                       8322
       7/28/2000           7504                       8182
       7/29/2000           7504                       8182
       7/30/2000           7504                       8182
       7/31/2000           7804                       8236
        8/1/2000           7736                       8377
        8/2/2000           7864                       8388
        8/3/2000           7760                       8267
        8/4/2000           7704                       8196
        8/5/2000           7704                       8196
        8/6/2000           7704                       8196
        8/7/2000           7816                       8323
        8/8/2000           7828                       8266
        8/9/2000           7888                       8319
       8/10/2000           7768                       8299
       8/11/2000           7912                       8332
       8/12/2000           7912                       8332
       8/13/2000           7912                       8332
       8/14/2000           7876                       8344
       8/15/2000           7856                       8367
       8/16/2000           7816                       8332
       8/17/2000           7760                       8240
       8/18/2000           7816                       8314
       8/19/2000           7816                       8314
       8/20/2000           7816                       8314
       8/21/2000           7804                       8231
       8/22/2000           7952                       8354
       8/23/2000           8104                       8429
       8/24/2000           8240                       8495
       8/25/2000           8408                       8628
       8/26/2000           8408                       8628
       8/27/2000           8408                       8628
       8/28/2000           8664                       8752
       8/29/2000           8580                       8738
       8/30/2000           8364                       8596
       8/31/2000           8432                       8565
        9/1/2000           8452                       8565
        9/2/2000           8452                       8565
        9/3/2000           8452                       8565
        9/4/2000           8452                       8565
        9/5/2000           8188                       8445
        9/6/2000           8200                       8411
        9/7/2000           8420                       8427
        9/8/2000           8348                       8572
        9/9/2000           8348                       8572
       9/10/2000           8348                       8572
       9/11/2000           8084                       8373
       9/12/2000           8028                       8349
       9/13/2000           8168                       8435
       9/14/2000           8136                       8437
       9/15/2000           8136                       8437
       9/16/2000           8136                       8437
       9/17/2000           8136                       8437
       9/18/2000           8040                       8412
       9/19/2000           8260                       8455
       9/20/2000           8320                       8623
       9/21/2000           8288                       8575
       9/22/2000           8036                       8264
       9/23/2000           8036                       8264
       9/24/2000           8036                       8264
       9/25/2000           7944                       8343
       9/26/2000           7900                       8329
       9/27/2000           7820                       8170
       9/28/2000           7884                       8119
       9/29/2000           7800                       8279
       9/30/2000           7800                       8279
       10/1/2000           7800                       8279
       10/2/2000           7924                       8420
       10/3/2000           7996                       8481
       10/4/2000           8156                       8572
       10/5/2000           8084                       8536
       10/6/2000           7956                       8502
       10/7/2000           7956                       8502
       10/8/2000           7956                       8502
       10/9/2000           7956                       8502
      10/10/2000           7920                       8374
      10/11/2000           7680                       8224
      10/12/2000           7632                       8198
      10/13/2000           7824                       8119
      10/14/2000           7824                       8119
      10/15/2000           7824                       8119
      10/16/2000           7692                       8190
      10/17/2000           7584                       8120
      10/18/2000           7432                       7939
      10/19/2000           7612                       7933
      10/20/2000           7604                       8123
      10/21/2000           7604                       8123
      10/22/2000           7604                       8123
      10/23/2000           7520                       8047
      10/24/2000           7488                       8002
      10/25/2000           7304                       7952
      10/26/2000           7388                       7949
      10/27/2000           7480                       7913
      10/28/2000           7480                       7913
      10/29/2000           7480                       7913
      10/30/2000           7236                       7814
      10/31/2000           7300                       7780
       11/1/2000           7460                       8022
       11/2/2000           7612                       8054
       11/3/2000           7708                       8054
       11/4/2000           7708                       8054
       11/5/2000           7708                       8054
       11/6/2000           7792                       8224
       11/7/2000           7816                       8215
       11/8/2000           7672                       8217
       11/9/2000           7528                       8048
      11/10/2000           7344                       7978
      11/11/2000           7344                       7978
      11/12/2000           7344                       7978
      11/13/2000           7324                       7853
      11/14/2000           7416                       7801
      11/15/2000           7296                       7914
      11/16/2000           7060                       7770
      11/17/2000           7152                       7762
      11/18/2000           7152                       7762
      11/19/2000           7152                       7762
      11/20/2000           6952                       7703
      11/21/2000           6848                       7631
      11/22/2000           6620                       7529
      11/23/2000           6620                       7529
      11/24/2000           6652                       7467
      11/25/2000           6652                       7467
      11/26/2000           6652                       7467
      11/27/2000           6772                       7590
      11/28/2000           6740                       7618
      11/29/2000           6652                       7517
      11/30/2000           6716                       7594
       12/1/2000           6924                       7711
       12/2/2000           6924                       7711
       12/3/2000           6924                       7711
       12/4/2000           6884                       7737
       12/5/2000           6928                       7623
       12/6/2000           6836                       7735
       12/7/2000           6808                       7645
       12/8/2000           6868                       7621
       12/9/2000           6868                       7621
      12/10/2000           6868                       7621
      12/11/2000           6948                       7734
      12/12/2000           6896                       7785
      12/13/2000           6780                       7785
      12/14/2000           6652                       7655
      12/15/2000           6492                       7517
      12/16/2000           6492                       7517
      12/17/2000           6492                       7517
      12/18/2000           6408                       7479
      12/19/2000           6284                       7332
      12/20/2000           6032                       7162
      12/21/2000           5924                       6952
      12/22/2000           6024                       7094
      12/23/2000           6024                       7094
      12/24/2000           6024                       7094
      12/25/2000           6024                       7094
      12/26/2000           5984                       7181
      12/27/2000           5960                       7140
      12/28/2000           5912                       7116
      12/29/2000           5876                       7075
      12/30/2000           5876                       7075
      12/31/2000           5876                       7075
        1/1/2001           5876                       7075
        1/2/2001           5876                       7075
        1/3/2001           5876                       7075
        1/4/2001           5868                       7108
        1/5/2001           5816                       7235
        1/6/2001           5816                       7235
        1/7/2001           5816                       7235
        1/8/2001           5816                       7235
        1/9/2001           5752                       7083
       1/10/2001           5692                       6984
       1/11/2001           5528                       6842
       1/12/2001           5496                       6887
       1/13/2001           5496                       6887
       1/14/2001           5496                       6887
       1/15/2001           5496                       6887
       1/16/2001           5680                       7074
       1/17/2001           5760                       7191
       1/18/2001           6060                       7385
       1/19/2001           5988                       7389
       1/20/2001           5988                       7389
       1/21/2001           5988                       7389
       1/22/2001           6080                       7400
       1/23/2001           6048                       7351
       1/24/2001           5880                       7319
       1/25/2001           5896                       7283
       1/26/2001           5872                       7245
       1/27/2001           5872                       7245
       1/28/2001           5872                       7245
       1/29/2001           5964                       7269
       1/30/2001           5976                       7263
       1/31/2001           5884                       7255
        2/1/2001           5924                       7236
        2/2/2001           5788                       7145
        2/3/2001           5788                       7145
        2/4/2001           5788                       7145
        2/5/2001           5816                       6998
        2/6/2001           5748                       6960
        2/7/2001           5676                       7047
        2/8/2001           5560                       6916
        2/9/2001           5592                       7012
       2/10/2001           5592                       7012
       2/11/2001           5592                       7012
       2/12/2001           5636                       7012
       2/13/2001           5616                       6968
       2/14/2001           5576                       6913
       2/15/2001           5688                       6934
       2/16/2001           5468                       6873
       2/17/2001           5468                       6873
       2/18/2001           5468                       6873
       2/19/2001           5468                       6873
       2/20/2001           5480                       6861
       2/21/2001           5396                       6812
       2/22/2001           5444                       6850
       2/23/2001           5564                       6927
       2/24/2001           5564                       6927
       2/25/2001           5564                       6927
       2/26/2001           5644                       6977
       2/27/2001           5492                       6887
       2/28/2001           5436                       6819
        3/1/2001           5308                       6736
        3/2/2001           5060                       6580
        3/3/2001           5060                       6580
        3/4/2001           5060                       6580
        3/5/2001           5016                       6535
        3/6/2001           5224                       6696
        3/7/2001           5212                       6799
        3/8/2001           5236                       6791
        3/9/2001           5144                       6792
       3/10/2001           5144                       6792
       3/11/2001           5144                       6792
       3/12/2001           4880                       6605
       3/13/2001           4904                       6393
       3/14/2001           4580                       6328
       3/15/2001           4824                       6452
       3/16/2001           4832                       6570
       3/17/2001           4832                       6570
       3/18/2001           4832                       6570
       3/19/2001           4872                       6564
       3/20/2001           4840                       6564
       3/21/2001           5188                       7023
       3/22/2001           5164                       6943
       3/23/2001           5476                       7082
       3/24/2001           5476                       7082
       3/25/2001           5476                       7082
       3/26/2001           5712                       7371
       3/27/2001           5792                       7334
       3/28/2001           5512                       7368
       3/29/2001           5308                       7017
       3/30/2001           5216                       6991
       3/31/2001           5216                       6991
        4/1/2001           5216                       6991
        4/2/2001           5140                       6946
        4/3/2001           5120                       7068
        4/4/2001           5316                       7139
        4/5/2001           5556                       7202
        4/6/2001           5332                       7177
        4/7/2001           5332                       7177
        4/8/2001           5332                       7177
        4/9/2001           5192                       6963
       4/10/2001           5248                       6832
       4/11/2001           5236                       7019
       4/12/2001           5412                       7087
       4/13/2001           5412                       7087
       4/14/2001           5412                       7087
       4/15/2001           5412                       7087
       4/16/2001           5196                       7010
       4/17/2001           5244                       6944
       4/18/2001           5692                       7163
       4/19/2001           5712                       7282
       4/20/2001           5508                       7206
       4/21/2001           5508                       7206
       4/22/2001           5508                       7206
       4/23/2001           5500                       7204
       4/24/2001           5476                       7151
       4/25/2001           5636                       7237
       4/26/2001           5600                       7345
       4/27/2001           5720                       7391
       4/28/2001           5720                       7391
       4/29/2001           5720                       7391
       4/30/2001           5816                       7391
        5/1/2001           6080                       7660
        5/2/2001           6144                       7768
        5/3/2001           6000                       7768
        5/4/2001           6084                       7768
        5/5/2001           6084                       7768
        5/6/2001           6084                       7768
        5/7/2001           6256                       7905
        5/8/2001           6108                       7697
        5/9/2001           5844                       7587
       5/10/2001           5808                       7507
       5/11/2001           5780                       7473
       5/12/2001           5780                       7473
       5/13/2001           5780                       7473
       5/14/2001           5588                       7402
       5/15/2001           5676                       7504
       5/16/2001           5704                       7364
       5/17/2001           5764                       7488
       5/18/2001           5664                       7434
       5/19/2001           5664                       7434
       5/20/2001           5664                       7434
       5/21/2001           5836                       7497
       5/22/2001           5696                       7478
       5/23/2001           5780                       7442
       5/24/2001           5840                       7391
       5/25/2001           5724                       7358
       5/26/2001           5724                       7358
       5/27/2001           5724                       7358
       5/28/2001           5724                       7358
       5/29/2001           5596                       7330
       5/30/2001           5484                       7159
       5/31/2001           5488                       7044
        6/1/2001           5488                       7030
        6/2/2001           5488                       7030
        6/3/2001           5488                       7030
        6/4/2001           5488                       7041
        6/5/2001           5464                       7010
        6/6/2001           5364                       7013
        6/7/2001           5408                       7017
        6/8/2001           5380                       7017
        6/9/2001           5380                       7017
       6/10/2001           5380                       7017
       6/11/2001           5240                       6972
       6/12/2001           5120                       6972
       6/13/2001           5092                       6740
       6/14/2001           5024                       6755
       6/15/2001           4952                       6711
       6/16/2001           4952                       6711
       6/17/2001           4952                       6711
       6/18/2001           4904                       6672
       6/19/2001           4936                       6645
       6/20/2001           4908                       6662
       6/21/2001           5104                       6870
       6/22/2001           5120                       6952
       6/23/2001           5120                       6952
       6/24/2001           5120                       6952
       6/25/2001           5040                       6854
       6/26/2001           5052                       6863
       6/27/2001           4972                       6827
       6/28/2001           5052                       6764
       6/29/2001           5076                       6909
       6/30/2001           5076                       6909
        7/1/2001           5076                       6909
        7/2/2001           5044                       6834
        7/3/2001           5036                       6867
        7/4/2001           5036                       6867
        7/5/2001           4808                       6762
        7/6/2001           4640                       6631
        7/7/2001           4640                       6631
        7/8/2001           4640                       6631
        7/9/2001           4716                       6554
       7/10/2001           4684                       6637
       7/11/2001           4724                       6510
       7/12/2001           4916                       6637
       7/13/2001           4736                       6592
       7/14/2001           4736                       6592
       7/15/2001           4736                       6592
       7/16/2001           4652                       6587
       7/17/2001           4668                       6478
       7/18/2001           4536                       6325
       7/19/2001           4584                       6292
       7/20/2001           4588                       6292
       7/21/2001           4588                       6292
       7/22/2001           4588                       6292
       7/23/2001           4304                       6095
       7/24/2001           4360                       6200
       7/25/2001           4536                       6256
       7/26/2001           4500                       6265
       7/27/2001           4496                       6188
       7/28/2001           4496                       6188
       7/29/2001           4496                       6188
       7/30/2001           4328                       6100
       7/31/2001           4488                       6233
        8/1/2001           4632                       6335
        8/2/2001           4748                       6504
        8/3/2001           4624                       6417
        8/4/2001           4624                       6417
        8/5/2001           4624                       6417
        8/6/2001           4580                       6391
        8/7/2001           4668                       6419
        8/8/2001           4580                       6391
        8/9/2001           4592                       6191
       8/10/2001           4524                       6171
       8/11/2001           4524                       6171
       8/12/2001           4524                       6171
       8/13/2001           4476                       6085
       8/14/2001           4620                       6296
       8/15/2001           4636                       6250
       8/16/2001           4632                       6117
       8/17/2001           4412                       6076
       8/18/2001           4412                       6076
       8/19/2001           4412                       6076
       8/20/2001           4448                       5996
       8/21/2001           4456                       6021
       8/22/2001           4512                       6056
       8/23/2001           4360                       5929
       8/24/2001           4484                       5928
       8/25/2001           4484                       5928
       8/26/2001           4484                       5928
       8/27/2001           4440                       6006
       8/28/2001           4380                       5970
       8/29/2001           4260                       5829
       8/30/2001           4132                       5755
       8/31/2001           4248                       5700
        9/1/2001           4248                       5700
        9/2/2001           4248                       5700
        9/3/2001           4248                       5700
        9/4/2001           4176                       5730
        9/5/2001           4068                       5661
        9/6/2001           3980                       5677
        9/7/2001           3976                       5622
        9/8/2001           3976                       5622
        9/9/2001           3976                       5622
       9/10/2001           3956                       5485
       9/11/2001           3956                       5485
       9/12/2001           3956                       5485
       9/13/2001           3956                       5485
       9/14/2001           3956                       5485
       9/15/2001           3956                       5485
       9/16/2001           3956                       5485
       9/17/2001           3824                       5210
       9/18/2001           3884                       5299
       9/19/2001           4036                       5463
       9/20/2001           3896                       5401
       9/21/2001           3796                       5221
       9/22/2001           3796                       5221
       9/23/2001           3796                       5221
       9/24/2001           3928                       5221
       9/25/2001           3880                       5277
       9/26/2001           3768                       5177
       9/27/2001           3796                       5213
       9/28/2001           3860                       5298
       9/29/2001           3860                       5298
       9/30/2001           3860                       5298
       10/1/2001           3880                       5424
       10/2/2001           3988                       5542
       10/3/2001           4000                       5412
       10/4/2001           4040                       5543
       10/5/2001           3940                       5564
       10/6/2001           3940                       5564
       10/7/2001           3940                       5564
       10/8/2001           4020                       5383
       10/9/2001           3840                       5393
      10/10/2001           3888                       5309
      10/11/2001           4028                       5523
      10/12/2001           4052                       5681
      10/13/2001           4052                       5681
      10/14/2001           4052                       5681
      10/15/2001           3972                       5570
      10/16/2001           4044                       5605
      10/17/2001           4012                       5668
      10/18/2001           3956                       5555
      10/19/2001           3976                       5564
      10/20/2001           3976                       5564
      10/21/2001           3976                       5564
      10/22/2001           3992                       5563
      10/23/2001           4020                       5696
      10/24/2001           4044                       5720
      10/25/2001           4148                       5745
      10/26/2001           4068                       5701
      10/27/2001           4068                       5701
      10/28/2001           4068                       5701
      10/29/2001           3960                       5605
      10/30/2001           3824                       5514
      10/31/2001           3852                       5449
       11/1/2001           3952                       5470
       11/2/2001           3916                       5462
       11/3/2001           3916                       5462
       11/4/2001           3916                       5462
       11/5/2001           3952                       5452
       11/6/2001           3984                       5509
       11/7/2001           3776                       5336
       11/8/2001           3856                       5395
       11/9/2001           3764                       5317
      11/10/2001           3764                       5317
      11/11/2001           3764                       5317
      11/12/2001           3740                       5260
      11/13/2001           3776                       5244
      11/14/2001           3776                       5271
      11/15/2001           3820                       5422
      11/16/2001           3840                       5499
      11/17/2001           3840                       5499
      11/18/2001           3840                       5499
      11/19/2001           3868                       5589
      11/20/2001           3876                       5532
      11/21/2001           3884                       5545
      11/22/2001           3884                       5545
      11/23/2001           3920                       5565
      11/24/2001           3920                       5565
      11/25/2001           3920                       5565
      11/26/2001           4020                       5717
      11/27/2001           3924                       5666
      11/28/2001           3848                       5510
      11/29/2001           3824                       5480
      11/30/2001           3840                       5506
       12/1/2001           3840                       5506
       12/2/2001           3840                       5506
       12/3/2001           3704                       5385
       12/4/2001           3740                       5370
       12/5/2001           3940                       5501
       12/6/2001           3840                       5569
       12/7/2001           3740                       5497
       12/8/2001           3740                       5497
       12/9/2001           3740                       5497
      12/10/2001           3568                       5352
      12/11/2001           3616                       5319
      12/12/2001           3632                       5441
      12/13/2001           3500                       5281
      12/14/2001           3488                       5259
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      12/17/2001           3460                       5169
      12/18/2001           3448                       5201
      12/19/2001           3456                       5253
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      12/21/2001           3492                       5285
      12/22/2001           3492                       5285
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      12/26/2001           3356                       5209
      12/27/2001           3380                       5323
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        1/1/2002           3436                       5429
        1/2/2002           3432                       5429
        1/3/2002           3600                       5429
        1/4/2002           3660                       5584
        1/5/2002           3660                       5584
        1/6/2002           3660                       5584
        1/7/2002           3560                       5593
        1/8/2002           3464                       5466
        1/9/2002           3460                       5423
       1/10/2002           3388                       5342
       1/11/2002           3316                       5283
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       1/16/2002           3272                       5212
       1/17/2002           3324                       5195
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        2/1/2002           3012                       4971
        2/2/2002           3012                       4971
        2/3/2002           3012                       4971
        2/4/2002           3004                       4904
        2/5/2002           2892                       4808
        2/6/2002           2896                       4780
        2/7/2002           2984                       4912
        2/8/2002           3048                       4953
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       2/26/2002           3144                       5120
       2/27/2002           3224                       5225
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        3/2/2002           3420                       5357
        3/3/2002           3420                       5357
        3/4/2002           3692                       5652
        3/5/2002           3624                       5642
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        3/7/2002           4000                       5810
        3/8/2002           3964                       5869
        3/9/2002           3964                       5869
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       3/11/2002           4068                       5953
       3/12/2002           3840                       5781
       3/13/2002           3696                       5657
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       3/15/2002           3868                       5783
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       3/21/2002           3736                       5770
       3/22/2002           3556                       5651
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       3/25/2002           3504                       5628
       3/26/2002           3528                       5576
       3/27/2002           3556                       5639
       3/28/2002           3636                       5700
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        4/1/2002           3500                       5526
        4/2/2002           3496                       5635
        4/3/2002           3592                       5714
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        4/5/2002           3656                       5688
        4/6/2002           3656                       5688
        4/7/2002           3656                       5688
        4/8/2002           3668                       5712
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       4/11/2002           3532                       5588
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       4/19/2002           3724                       5703
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       4/23/2002           3748                       5775
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       4/26/2002           3760                       5682
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       4/30/2002           3788                       5663
        5/1/2002           3804                       5685
        5/2/2002           3792                       5672
        5/3/2002           3784                       5672
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        5/6/2002           3772                       5672
        5/7/2002           3708                       5606
        5/8/2002           3824                       5650
        5/9/2002           3740                       5701
       5/10/2002           3728                       5666
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       5/14/2002           3772                       5593
       5/15/2002           3772                       5689
       5/16/2002           3864                       5785
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       5/20/2002           4012                       5867
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       5/22/2002           4140                       5910
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       5/31/2002           4028                       5805
        6/1/2002           4028                       5805
        6/2/2002           4028                       5805
        6/3/2002           4052                       5875
        6/4/2002           4016                       5792
        6/5/2002           4000                       5765
        6/6/2002           3916                       5736
        6/7/2002           3912                       5692
        6/8/2002           3912                       5692
        6/9/2002           3912                       5692
       6/10/2002           3880                       5638
       6/11/2002           3848                       5680
       6/12/2002           3804                       5651
       6/13/2002           3736                       5550
       6/14/2002           3656                       5421
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       6/17/2002           3636                       5270
       6/18/2002           3580                       5363
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       6/20/2002           3492                       5251
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       6/24/2002           3536                       5178
       6/25/2002           3540                       5195
       6/26/2002           3528                       5010
       6/27/2002           3596                       5079
       6/28/2002           3712                       5268
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        7/1/2002           3664                       5268
        7/2/2002           3648                       5265
        7/3/2002           3776                       5330
        7/4/2002           3776                       5330
        7/5/2002           3860                       5321
        7/6/2002           3860                       5321
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        7/8/2002           3756                       5271
        7/9/2002           3800                       5350
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       7/11/2002           3764                       5165
       7/12/2002           3692                       5182
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       7/15/2002           3660                       5078
       7/16/2002           3588                       4990
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       7/30/2002           3436                       4975
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        8/1/2002           3324                       4885
        8/2/2002           3352                       4877
        8/3/2002           3352                       4877
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        8/5/2002           3320                       4880
        8/6/2002           3356                       4799
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        8/9/2002           3440                       5029
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        9/3/2002           3128                       4594
        9/4/2002           3136                       4494
        9/5/2002           3100                       4605
        9/6/2002           3168                       4553
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        9/9/2002           3180                       4628
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       9/19/2002           3196                       4809
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       9/26/2002           3088                       4629
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       10/1/2002           3072                       4575
       10/2/2002           2920                       4527
       10/3/2002           2884                       4473
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       10/5/2002           2880                       4542
       10/6/2002           2880                       4542
       10/7/2002           2780                       4384
       10/8/2002           2816                       4391
       10/9/2002           2696                       4308
      10/10/2002           2784                       4257
      10/11/2002           2840                       4320
      10/12/2002           2840                       4320
      10/13/2002           2840                       4320
      10/14/2002           2828                       4320
      10/15/2002           2972                       4477
      10/16/2002           2864                       4514
      10/17/2002           2976                       4526
      10/18/2002           2904                       4581
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      10/21/2002           2928                       4533
      10/22/2002           2744                       4391
      10/23/2002           2832                       4422
      10/24/2002           2804                       4397
      10/25/2002           2856                       4461
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      10/27/2002           2856                       4461
      10/28/2002           2856                       4458
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      10/31/2002           2844                       4389
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       11/5/2002           3012                       4522
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       11/7/2002           2928                       4491
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      11/11/2002           2788                       4243
      11/12/2002           2860                       4249
      11/13/2002           2832                       4255
      11/14/2002           2804                       4196
      11/15/2002           2856                       4300
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      11/19/2002           2708                       4205
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      11/26/2002           2896                       4441
      11/27/2002           2980                       4462
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      11/29/2002           2972                       4589
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       12/2/2002           2964                       4568
       12/3/2002           2920                       4588
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      12/11/2002           2784                       4367
      12/12/2002           2804                       4367
      12/13/2002           2812                       4273
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      12/17/2002           2800                       4272
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      12/20/2002           2764                       4210
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      12/27/2002           2792                       4328
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        1/1/2003           2880                       4294
        1/2/2003           2920                       4294
        1/3/2003           2928                       4294
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        1/6/2003           2960                       4375
        1/7/2003           2848                       4349
        1/8/2003           2820                       4273
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        2/3/2003           2768                       4232
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        2/5/2003           2780                       4256
        2/6/2003           2776                       4221
        2/7/2003           2736                       4215
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       2/26/2003           2744                       4090
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        3/2/2003           2744                       4074
        3/3/2003           2752                       4106
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        3/5/2003           2736                       4088
        3/6/2003           2692                       4041
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       3/17/2003           2616                       3874
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        4/1/2003           2572                       3876
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        5/6/2003           2693                       3997
        5/7/2003           2705                       4010
        5/8/2003           2640                       3960
        5/9/2003           2681                       3994
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       5/12/2003           2736                       4031
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        6/3/2003           2753                       4147
        6/4/2003           2796                       4210
        6/5/2003           2832                       4210
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       6/11/2003           2935                       4281
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       6/27/2003           2901                       4391
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       6/30/2003           2911                       4387
        7/1/2003           3009                       4460
        7/2/2003           3233                       4641
        7/3/2003           3179                       4720
        7/4/2003           3179                       4720
        7/5/2003           3179                       4720
        7/6/2003           3179                       4720
        7/7/2003           3411                       4801
        7/8/2003           3399                       4872
        7/9/2003           3412                       4882
       7/10/2003           3319                       4833
       7/11/2003           3221                       4664
       7/12/2003           3221                       4664
       7/13/2003           3221                       4664
       7/14/2003           3303                       4704
       7/15/2003           3264                       4712
       7/16/2003           3169                       4685
       7/17/2003           3064                       4577
       7/18/2003           3101                       4597
       7/19/2003           3101                       4597
       7/20/2003           3101                       4597
       7/21/2003           3091                       4597
       7/22/2003           3113                       4568
       7/23/2003           3123                       4619
       7/24/2003           3132                       4643
       7/25/2003           3212                       4655
       7/26/2003           3212                       4655
       7/27/2003           3212                       4655
       7/28/2003           3215                       4715
       7/29/2003           3153                       4705
       7/30/2003           3072                       4617
       7/31/2003           3113                       4606
        8/1/2003           3040                       4613
        8/2/2003           3040                       4613
        8/3/2003           3040                       4613
        8/4/2003           3000                       4566
        8/5/2003           2984                       4529
        8/6/2003           3003                       4521
        8/7/2003           3029                       4475
        8/8/2003           3035                       4491
        8/9/2003           3035                       4491
       8/10/2003           3035                       4491
       8/11/2003           3100                       4552
       8/12/2003           3115                       4575
       8/13/2003           3157                       4666
       8/14/2003           3208                       4747
       8/15/2003           3240                       4740
       8/16/2003           3240                       4740
       8/17/2003           3240                       4740
       8/18/2003           3295                       4784
       8/19/2003           3388                       4873
       8/20/2003           3395                       4929
       8/21/2003           3476                       4980
       8/22/2003           3471                       4904
       8/23/2003           3471                       4904
       8/24/2003           3471                       4904
       8/25/2003           3384                       4904
       8/26/2003           3448                       4926
       8/27/2003           3445                       4928
       8/28/2003           3445                       4886
       8/29/2003           3467                       4922
       8/30/2003           3467                       4922
       8/31/2003           3467                       4922
        9/1/2003           3467                       4922
        9/2/2003           3693                       5070
        9/3/2003           3687                       5102
        9/4/2003           3612                       5082
        9/5/2003           3535                       5067
        9/6/2003           3535                       5067
        9/7/2003           3535                       5067
        9/8/2003           3575                       5057
        9/9/2003           3639                       5158
       9/10/2003           3575                       5142
       9/11/2003           3583                       5027
       9/12/2003           3628                       5122
       9/13/2003           3628                       5122
       9/14/2003           3628                       5122
       9/15/2003           3629                       5122
       9/16/2003           3867                       5241
       9/17/2003           3784                       5304
       9/18/2003           3924                       5316
       9/19/2003           3815                       5252
       9/20/2003           3815                       5252
       9/21/2003           3815                       5252
       9/22/2003           3715                       5082
       9/23/2003           3769                       5082
       9/24/2003           3656                       5086
       9/25/2003           3595                       4946
       9/26/2003           3619                       4964
       9/27/2003           3619                       4964
       9/28/2003           3619                       4964
       9/29/2003           3688                       4900
       9/30/2003           3635                       4928
       10/1/2003           3855                       4998
       10/2/2003           3937                       5138
       10/3/2003           4041                       5190
       10/4/2003           4041                       5190
       10/5/2003           4041                       5190
       10/6/2003           4011                       5211
       10/7/2003           4035                       5257
       10/8/2003           3915                       5128
       10/9/2003           4027                       5147
      10/10/2003           4071                       5235
      10/11/2003           4071                       5235
      10/12/2003           4071                       5235
      10/13/2003           4092                       5235
      10/14/2003           4163                       5314
      10/15/2003           4043                       5254
      10/16/2003           4117                       5306
      10/17/2003           4059                       5308
      10/18/2003           4059                       5308
      10/19/2003           4059                       5308
      10/20/2003           4111                       5361
      10/21/2003           4131                       5305
      10/22/2003           3933                       5200
      10/23/2003           3753                       4918
      10/24/2003           3760                       4958
      10/25/2003           3760                       4958
      10/26/2003           3760                       4958
      10/27/2003           3837                       4989
      10/28/2003           3940                       5053
      10/29/2003           3925                       5102
      10/30/2003           3925                       5069
      10/31/2003           3809                       5011
       11/1/2003           3809                       5011
       11/2/2003           3809                       5011
       11/3/2003           3860                       5011
       11/4/2003           3928                       5155
       11/5/2003           3900                       5116
       11/6/2003           3743                       4961
       11/7/2003           3803                       5032
       11/8/2003           3803                       5032
       11/9/2003           3803                       5032
      11/10/2003           3761                       4958
      11/11/2003           3653                       4842
      11/12/2003           3789                       4864
      11/13/2003           3781                       4931
      11/14/2003           3675                       4872
      11/15/2003           3675                       4872
      11/16/2003           3675                       4872
      11/17/2003           3576                       4744
      11/18/2003           3544                       4763
      11/19/2003           3539                       4625
      11/20/2003           3493                       4732
      11/21/2003           3548                       4736
      11/22/2003           3548                       4736
      11/23/2003           3548                       4736
      11/24/2003           3647                       4736
      11/25/2003           3612                       4789
      11/26/2003           3688                       4858
      11/27/2003           3688                       4858
      11/28/2003           3697                       4873
      11/29/2003           3697                       4873
      11/30/2003           3697                       4873
       12/1/2003           3828                       4981
       12/2/2003           3793                       4991
       12/3/2003           3843                       4947
       12/4/2003           3843                       5002
       12/5/2003           3819                       4976
       12/6/2003           3819                       4976
       12/7/2003           3819                       4976
       12/8/2003           3793                       4851
       12/9/2003           3717                       4864
      12/10/2003           3644                       4764
      12/11/2003           3747                       4820
      12/12/2003           3779                       4857
      12/13/2003           3779                       4857
      12/14/2003           3779                       4857
      12/15/2003           3735                       4986
      12/16/2003           3769                       4877
      12/17/2003           3711                       4795
      12/18/2003           3799                       4830
      12/19/2003           3756                       4910
      12/20/2003           3756                       4910
      12/21/2003           3756                       4910
      12/22/2003           3833                       4949
      12/23/2003           3875                       4949
      12/24/2003           3796                       4924
      12/25/2003           3796                       4924
      12/26/2003           3875                       4949
      12/27/2003           3875                       4949
      12/28/2003           3875                       4949
      12/29/2003           3933                       4980
      12/30/2003           4012                       5076
      12/31/2003           4014                       5076
        1/1/2004           4014                       5076
        1/2/2004           4085                       5076
        1/3/2004           4085                       5076
        1/4/2004           4085                       5076
        1/5/2004           4185                       5154
        1/6/2004           4107                       5131
        1/7/2004           4044                       5103
        1/8/2004           4120                       5131
        1/9/2004           4094                       5189
       1/10/2004           4094                       5189
       1/11/2004           4094                       5189
       1/12/2004           4112                       5189
       1/13/2004           4037                       5148
       1/14/2004           4107                       5138
       1/15/2004           3995                       5066
       1/16/2004           4092                       5157
       1/17/2004           4092                       5157
       1/18/2004           4092                       5157
       1/19/2004           4092                       5157
       1/20/2004           4119                       5238
       1/21/2004           4128                       5207
       1/22/2004           4197                       5228
       1/23/2004           4096                       5241
       1/24/2004           4096                       5241
       1/25/2004           4096                       5241
       1/26/2004           4167                       5187
       1/27/2004           4091                       5165
       1/28/2004           3999                       5150
       1/29/2004           4053                       5130
       1/30/2004           4033                       5094
       1/31/2004           4033                       5094
        2/1/2004           4033                       5094
        2/2/2004           4059                       5084
        2/3/2004           4014                       5053
        2/4/2004           3870                       4945
        2/5/2004           3924                       4967
        2/6/2004           3985                       4983
        2/7/2004           3985                       4983
        2/8/2004           3985                       4983
        2/9/2004           3916                       4953
       2/10/2004           3961                       4967
       2/11/2004           4005                       4967
       2/12/2004           3952                       4995
       2/13/2004           3977                       5058
       2/14/2004           3977                       5058
       2/15/2004           3977                       5058
       2/16/2004           3977                       5058
       2/17/2004           4071                       5116
       2/18/2004           4021                       5105
       2/19/2004           4017                       5156
       2/20/2004           3973                       5158
       2/21/2004           3973                       5158
       2/22/2004           3973                       5158
       2/23/2004           3995                       5199
       2/24/2004           3915                       5089
       2/25/2004           3899                       5075
       2/26/2004           3922                       5144
       2/27/2004           4047                       5246
       2/28/2004           4047                       5246
       2/29/2004           4047                       5246
        3/1/2004           4192                       5361
        3/2/2004           4139                       5412
        3/3/2004           4118                       5404
        3/4/2004           4130                       5414
        3/5/2004           4146                       5482
        3/6/2004           4146                       5482
        3/7/2004           4146                       5482
        3/8/2004           4122                       5481
        3/9/2004           4118                       5496
       3/10/2004           4096                       5449
       3/11/2004           3978                       5392
       3/12/2004           4077                       5313
       3/13/2004           4077                       5313
       3/14/2004           4077                       5313
       3/15/2004           4071                       5392
       3/16/2004           4154                       5358
       3/17/2004           4345                       5445
       3/18/2004           4381                       5477
       3/19/2004           4314                       5430
       3/20/2004           4314                       5430
       3/21/2004           4314                       5430
       3/22/2004           4181                       5388
       3/23/2004           4306                       5399
       3/24/2004           4397                       5461
       3/25/2004           4573                       5521
       3/26/2004           4599                       5611
       3/27/2004           4599                       5611
       3/28/2004           4599                       5611
       3/29/2004           4675                       5614
       3/30/2004           4592                       5602
       3/31/2004           4650                       5604

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------
                           A-CLASS         C-CLASS            H-CLASS
                          (03/31/04)      (03/01/02)         (05/08/00)
--------------------------------------------------------------------------------
                             SINCE      ONE      SINCE      ONE      SINCE
                           INCEPTION    YEAR   INCEPTION    YEAR   INCEPTION
--------------------------------------------------------------------------------
LARGE-CAP JAPAN FUND         0.00%     81.72%    15.23%    83.07%   -17.84%

TOPIX 100 FUND               0.00%     44.82%     2.19%    44.82%   -13.81%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE TOPIX 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

14


SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment results that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index.

Inception: February 20, 2004

Rydex opened Rydex Small-Cap Value Fund toward the end of the reporting period. The fund had six weeks of performance in the period, returning 2.48% in its H-Class vs. its benchmark, the S&P SmallCap 600/Barra Value Index, which returned 3.03%.

          CUMULATIVE FUND PERFORMANCE: FEBRUARY 20, 2004 -- MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       SMALL-CAP VALUE FUND   S&P SMALLCAP 600/BARRA VALUE INDEX
                       --------------------   ----------------------------------
       2/20/2004               10000                       10000
       2/21/2004               10000                       10000
       2/22/2004               10000                       10000
       2/23/2004                9872                        9877
       2/24/2004                9916                        9921
       2/25/2004               10020                       10027
       2/26/2004               10080                       10090
       2/27/2004               10120                       10135
       2/28/2004               10120                       10135
       2/29/2004               10120                       10135
        3/1/2004               10284                       10301
        3/2/2004               10232                       10249
        3/3/2004               10252                       10268
        3/4/2004               10368                       10377
        3/5/2004               10360                       10373
        3/6/2004               10360                       10373
        3/7/2004               10360                       10373
        3/8/2004               10296                       10307
        3/9/2004               10208                       10227
       3/10/2004               10036                       10053
       3/11/2004                9928                        9940
       3/12/2004               10152                       10174
       3/13/2004               10152                       10174
       3/14/2004               10152                       10174
       3/15/2004                9924                        9948
       3/16/2004                9888                        9912
       3/17/2004               10084                       10104
       3/18/2004               10016                       10039
       3/19/2004                9968                        9996
       3/20/2004                9968                        9996
       3/21/2004                9968                        9996
       3/22/2004                9800                        9832
       3/23/2004                9816                        9852
       3/24/2004                9764                        9797
       3/25/2004                9920                        9956
       3/26/2004                9956                        9996
       3/27/2004                9956                        9996
       3/28/2004                9956                        9996
       3/29/2004               10124                       10173
       3/30/2004               10228                       10282
       3/31/2004               10248                       10303

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                                                           C-CLASS      H-CLASS
                                                         (02/20/04)   (02/20/04)
--------------------------------------------------------------------------------
                                                            SINCE        SINCE
                                                          INCEPTION    INCEPTION
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND                                        2.36%        2.48%

S&P SMALLCAP 600/BARRA VALUE INDEX                          3.03%        3.03%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/BARRA VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

                                                                ANNUAL REPORT 15


MID-CAP VALUE FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment results that correspond to the daily performance of the S&P MidCap 400/Barra Value Index.

Inception: February 20, 2004

Rydex opened Rydex Mid-Cap Value Fund toward the end of the reporting period. The fund had six weeks of performance in the period, returning 0.52% in its H-Class vs. its benchmark, the S&P MidCap 400/Barra Value Index, which returned 1.02%.

          CUMULATIVE FUND PERFORMANCE: FEBRUARY 20, 2004 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           MID-CAP VALUE FUND   S&P MIDCAP 400/BARRA VALUE INDEX
                           ------------------   --------------------------------
       2/20/2004                  10000                     10000
       2/21/2004                  10000                     10000
       2/22/2004                  10000                     10000
       2/23/2004                   9896                      9901
       2/24/2004                   9908                      9916
       2/25/2004                   9980                      9986
       2/26/2004                  10060                     10075
       2/27/2004                  10076                     10096
       2/28/2004                  10076                     10096
       2/29/2004                  10076                     10096
        3/1/2004                  10204                     10224
        3/2/2004                  10184                     10205
        3/3/2004                  10184                     10207
        3/4/2004                  10232                     10254
        3/5/2004                  10292                     10316
        3/6/2004                  10292                     10316
        3/7/2004                  10292                     10316
        3/8/2004                  10204                     10227
        3/9/2004                  10120                     10146
       3/10/2004                   9956                      9976
       3/11/2004                   9844                      9864
       3/12/2004                   9992                     10015
       3/13/2004                   9992                     10015
       3/14/2004                   9992                     10015
       3/15/2004                   9824                      9847
       3/16/2004                   9840                      9862
       3/17/2004                   9984                     10009
       3/18/2004                   9960                      9986
       3/19/2004                   9896                      9922
       3/20/2004                   9896                      9922
       3/21/2004                   9896                      9922
       3/22/2004                   9724                      9752
       3/23/2004                   9736                      9764
       3/24/2004                   9648                      9675
       3/25/2004                   9808                      9840
       3/26/2004                   9820                      9854
       3/27/2004                   9820                      9854
       3/28/2004                   9820                      9854
       3/29/2004                   9940                      9988
       3/30/2004                  10012                     10058
       3/31/2004                  10052                     10102

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                                                           C-CLASS      H-CLASS
                                                         (02/20/04)   (02/20/04)
--------------------------------------------------------------------------------
                                                            SINCE        SINCE
                                                          INCEPTION    INCEPTION
--------------------------------------------------------------------------------
MID-CAP VALUE FUND                                          0.44%        0.52%

S&P MIDCAP 400/BARRA VALUE INDEX                            1.02%        1.02%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/BARRA VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

16


LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment results that correspond to the daily performance of the S&P 500/Barra Value Index.

Inception: February 20, 2004

Rydex opened Rydex Large-Cap Value Fund toward the end of the reporting period. The fund had six weeks of performance in the period, returning -0.52% in its H-Class vs. its benchmark, the S&P 500/Barra Value Index, which returned -0.21%.

         CUMULATIVE FUND PERFORMANCE: FEBRUARY 20, 2004 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                LARGE-CAP VALUE FUND   S&P 500/BARRA VALUE INDEX
                                --------------------   -------------------------
       2/20/2004                       10000                      10000
       2/21/2004                       10000                      10000
       2/22/2004                       10000                      10000
       2/23/2004                        9976                       9981
       2/24/2004                        9952                       9957
       2/25/2004                       10008                      10016
       2/26/2004                       10040                      10046
       2/27/2004                       10052                      10062
       2/28/2004                       10052                      10062
       2/29/2004                       10052                      10062
        3/1/2004                       10140                      10156
        3/2/2004                       10108                      10121
        3/3/2004                       10132                      10146
        3/4/2004                       10160                      10174
        3/5/2004                       10196                      10212
        3/6/2004                       10196                      10212
        3/7/2004                       10196                      10212
        3/8/2004                       10136                      10148
        3/9/2004                       10064                      10080
       3/10/2004                        9900                       9912
       3/11/2004                        9756                       9765
       3/12/2004                        9888                       9905
       3/13/2004                        9888                       9905
       3/14/2004                        9888                       9905
       3/15/2004                        9748                       9763
       3/16/2004                        9808                       9825
       3/17/2004                        9948                       9965
       3/18/2004                        9952                       9971
       3/19/2004                        9848                       9871
       3/20/2004                        9848                       9871
       3/21/2004                        9848                       9871
       3/22/2004                        9712                       9734
       3/23/2004                        9688                       9715
       3/24/2004                        9632                       9657
       3/25/2004                        9764                       9791
       3/26/2004                        9772                       9801
       3/27/2004                        9772                       9801
       3/28/2004                        9772                       9801
       3/29/2004                        9888                       9917
       3/30/2004                        9944                       9975
       3/31/2004                        9948                       9979

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                                                           C-CLASS      H-CLASS
                                                         (02/20/04)   (02/20/04)
--------------------------------------------------------------------------------
                                                            SINCE        SINCE
                                                          INCEPTION    INCEPTION
--------------------------------------------------------------------------------
LARGE-CAP VALUE FUND                                       -0.60%       -0.52%

S&P 500/BARRA VALUE INDEX                                  -0.21%       -0.21%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/BARRA VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

                                                                ANNUAL REPORT 17


SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment results that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index.

Inception: February 20, 2004

Rydex opened Rydex Small-Cap Growth Fund toward the end of the reporting period. The fund had six weeks of performance in the period, returning 1.36% in its H-Class vs. its benchmark, the S&P SmallCap 600/Barra Growth Index, which returned 1.83%.

         CUMULATIVE FUND PERFORMANCE: FEBRUARY 20, 2004 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     SMALL-CAP GROWTH FUND   S&P SMALLCAP 600/BARRA GROWTH INDEX
                     ---------------------   -----------------------------------
       2/20/2004              10000                        10000
       2/21/2004              10000                        10000
       2/22/2004              10000                        10000
       2/23/2004               9856                         9860
       2/24/2004               9884                         9889
       2/25/2004              10004                        10012
       2/26/2004              10104                        10111
       2/27/2004              10096                        10107
       2/28/2004              10096                        10107
       2/29/2004              10096                        10107
        3/1/2004              10276                        10292
        3/2/2004              10220                        10236
        3/3/2004              10224                        10242
        3/4/2004              10300                        10320
        3/5/2004              10340                        10361
        3/6/2004              10340                        10361
        3/7/2004              10340                        10361
        3/8/2004              10216                        10241
        3/9/2004              10096                        10119
       3/10/2004               9948                         9968
       3/11/2004               9844                         9863
       3/12/2004              10040                        10060
       3/13/2004              10040                        10060
       3/14/2004              10040                        10060
       3/15/2004               9816                         9832
       3/16/2004               9820                         9837
       3/17/2004              10004                        10026
       3/18/2004               9880                         9913
       3/19/2004               9828                         9860
       3/20/2004               9828                         9860
       3/21/2004               9828                         9860
       3/22/2004               9640                         9670
       3/23/2004               9692                         9721
       3/24/2004               9640                         9670
       3/25/2004               9888                         9920
       3/26/2004               9884                         9924
       3/27/2004               9884                         9924
       3/28/2004               9884                         9924
       3/29/2004              10028                        10070
       3/30/2004              10136                        10181
       3/31/2004              10136                        10183

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                                                           C-CLASS      H-CLASS
                                                         (02/20/04)   (02/20/04)
--------------------------------------------------------------------------------
                                                            SINCE        SINCE
                                                          INCEPTION    INCEPTION
--------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND                                       1.32%        1.36%

S&P SMALLCAP 600/BARRA GROWTH INDEX                         1.83%        1.83%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/BARRA GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

18


MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment results that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index.

Inception: February 20, 2004

Rydex opened Rydex Mid-Cap Growth Fund toward the end of the reporting period. The fund had six weeks of performance in the period, returning 0.68% in its H-Class vs. its benchmark, the S&P MidCap 400/Barra Growth Index, which returned 1.30%.

          CUMULATIVE FUND PERFORMANCE: FEBRUARY 20, 2004 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         MID-CAP GROWTH FUND   S&P MIDCAP 400/BARRA GROWTH INDEX
                         -------------------   ---------------------------------
       2/20/2004                  10000                    10000
       2/21/2004                  10000                    10000
       2/22/2004                  10000                    10000
       2/23/2004                   9856                     9861
       2/24/2004                   9876                     9879
       2/25/2004                   9924                     9931
       2/26/2004                   9996                    10010
       2/27/2004                  10044                    10067
       2/28/2004                  10044                    10067
       2/29/2004                  10044                    10067
        3/1/2004                  10240                    10264
        3/2/2004                  10180                    10210
        3/3/2004                  10164                    10198
        3/4/2004                  10228                    10264
        3/5/2004                  10292                    10329
        3/6/2004                  10292                    10329
        3/7/2004                  10292                    10329
        3/8/2004                  10176                    10219
        3/9/2004                  10096                    10142
       3/10/2004                   9916                     9959
       3/11/2004                   9816                     9854
       3/12/2004                   9976                    10017
       3/13/2004                   9976                    10017
       3/14/2004                   9976                    10017
       3/15/2004                   9808                     9847
       3/16/2004                   9816                     9857
       3/17/2004                   9932                     9974
       3/18/2004                   9880                     9923
       3/19/2004                   9796                     9840
       3/20/2004                   9796                     9840
       3/21/2004                   9796                     9840
       3/22/2004                   9636                     9677
       3/23/2004                   9664                     9761
       3/24/2004                   9652                     9696
       3/25/2004                   9832                     9882
       3/26/2004                   9840                     9895
       3/27/2004                   9840                     9895
       3/28/2004                   9840                     9895
       3/29/2004                   9976                    10033
       3/30/2004                  10020                    10088
       3/31/2004                  10068                    10130

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                                                           C-CLASS      H-CLASS
                                                         (02/20/04)   (02/20/04)
--------------------------------------------------------------------------------
                                                            SINCE        SINCE
                                                          INCEPTION    INCEPTION
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND                                         0.60%        0.68%

S&P MIDCAP 400/BARRA GROWTH INDEX                           1.30%        1.30%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/BARRA GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

                                                                ANNUAL REPORT 19


LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment results that correspond to the daily performance of the S&P 500/Barra Growth Index.

Inception: February 20, 2004

Rydex opened Rydex Large-Cap Growth Fund toward the end of the reporting period. The fund had six weeks of performance in the period, returning -3.28% in its H-Class vs. its benchmark, the S&P 500/Barra Growth Index, which returned -2.94%.

          CUMULATIVE FUND PERFORMANCE: FEBRUARY 20, 2004 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              LARGE-CAP GROWTH FUND   S&P 500/BARRA GROWTH INDEX
                              ---------------------   --------------------------
       2/20/2004                      10000                     10000
       2/21/2004                      10000                     10000
       2/22/2004                      10000                     10000
       2/23/2004                       9960                      9965
       2/24/2004                       9952                      9956
       2/25/2004                       9972                      9976
       2/26/2004                       9968                      9967
       2/27/2004                       9948                      9951
       2/28/2004                       9948                      9951
       2/29/2004                       9948                      9951
        3/1/2004                      10040                     10050
        3/2/2004                       9956                      9965
        3/3/2004                       9968                      9974
        3/4/2004                      10004                     10013
        3/5/2004                      10000                     10010
        3/6/2004                      10000                     10010
        3/7/2004                      10000                     10010
        3/8/2004                       9892                      9905
        3/9/2004                       9844                      9857
       3/10/2004                       9724                      9733
       3/11/2004                       9572                      9581
       3/12/2004                       9672                      9682
       3/13/2004                       9672                      9682
       3/14/2004                       9672                      9682
       3/15/2004                       9532                      9543
       3/16/2004                       9580                      9590
       3/17/2004                       9668                      9678
       3/18/2004                       9636                      9646
       3/19/2004                       9516                      9527
       3/20/2004                       9516                      9527
       3/21/2004                       9516                      9527
       3/22/2004                       9400                      9413
       3/23/2004                       9392                      9405
       3/24/2004                       9400                      9418
       3/25/2004                       9580                      9598
       3/26/2004                       9544                      9568
       3/27/2004                       9544                      9568
       3/28/2004                       9544                      9568
       3/29/2004                       9676                      9703
       3/30/2004                       9688                      9724
       3/31/2004                       9672                      9706

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                                                           C-CLASS      H-CLASS
                                                         (02/20/04)   (02/20/04)
--------------------------------------------------------------------------------
                                                            SINCE        SINCE
                                                          INCEPTION    INCEPTION
--------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND                                      -3.28%       -3.28%

S&P 500/BARRA GROWTH INDEX                                 -2.94%       -2.94%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/BARRA VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

20


INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment results that inversely correspond to the daily performance of the Russell 2000 Index.

Inception: February 20, 2004

Rydex opened Rydex Inverse Small-Cap Fund toward the end of the reporting period. The fund had six weeks of performance in the period, returning -2.40% in its H-Class vs. its benchmark, the Russell 2000 Index, which returned 1.93%.

          CUMULATIVE FUND PERFORMANCE: FEBRUARY 20, 2004 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 INVERSE SMALL-CAP FUND     RUSSEL 2000 INDEX
                                 ----------------------     -----------------
       2/20/2004                        10000                      10000
       2/21/2004                        10000                      10000
       2/22/2004                        10000                      10000
       2/23/2004                        10172                       9833
       2/24/2004                        10158                       9862
       2/25/2004                        10024                       9986
       2/26/2004                         9950                      10070
       2/27/2004                         9926                      10099
       2/28/2004                         9926                      10099
       2/29/2004                         9926                      10099
        3/1/2004                         9752                      10258
        3/2/2004                         9818                      10194
        3/3/2004                         9818                      10200
        3/4/2004                         9690                      10322
        3/5/2004                         9664                      10342
        3/6/2004                         9664                      10342
        3/7/2004                         9664                      10342
        3/8/2004                         9776                      10221
        3/9/2004                         9884                      10108
       3/10/2004                        10088                       9920
       3/11/2004                        10202                       9814
       3/12/2004                         9958                      10058
       3/13/2004                         9958                      10058
       3/14/2004                         9958                      10058
       3/15/2004                        10246                       9784
       3/16/2004                        10230                       9779
       3/17/2004                        10042                       9985
       3/18/2004                        10108                       9916
       3/19/2004                        10128                       9850
       3/20/2004                        10128                       9850
       3/21/2004                        10128                       9850
       3/22/2004                        10322                       9648
       3/23/2004                        10296                       9681
       3/24/2004                        10350                       9625
       3/25/2004                        10080                       9865
       3/26/2004                        10070                       9889
       3/27/2004                        10070                       9889
       3/28/2004                        10070                       9889
       3/29/2004                         9886                      10073
       3/30/2004                         9778                      10178
       3/31/2004                         9760                      10193

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                                              A-CLASS      C-CLASS      H-CLASS
                                            (03/31/04)   (02/20/04)   (02/20/04)
--------------------------------------------------------------------------------
                                               SINCE        SINCE        SINCE
                                             INCEPTION    INCEPTION    INCEPTION
--------------------------------------------------------------------------------
INVERSE SMALL-CAP FUND                         0.00%        -2.46%       -2.40%

RUSSELL 2000 INDEX                             0.00%         1.93%        1.93%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

                                                                ANNUAL REPORT 21


INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

OBJECTIVE: Seeks to provide investment results that inversely correspond to the daily performance of the S&P MidCap 400 Index.

Inception: February 20, 2004

Rydex opened Rydex Inverse Mid-Cap Fund toward the end of the reporting period. The fund had six weeks of performance in the period, returning -1.98% in its H-Class vs. its benchmark, S&P MidCap 400 Index, which returned 1.28%.

          CUMULATIVE FUND PERFORMANCE: FEBRUARY 20, 2004 - MARCH 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                INVERSE MID CAP FUND      S&P MIDCAP 400 INDEX
                                --------------------      --------------------
       2/20/2004                        10000                      10000
       2/21/2004                        10000                      10000
       2/22/2004                        10000                      10000
       2/23/2004                        10172                       9833
       2/24/2004                        10158                       9862
       2/25/2004                        10024                       9986
       2/26/2004                         9950                      10070
       2/27/2004                         9926                      10099
       2/28/2004                         9926                      10099
       2/29/2004                         9926                      10099
        3/1/2004                         9752                      10258
        3/2/2004                         9818                      10194
        3/3/2004                         9818                      10200
        3/4/2004                         9690                      10322
        3/5/2004                         9664                      10342
        3/6/2004                         9664                      10342
        3/7/2004                         9664                      10342
        3/8/2004                         9776                      10221
        3/9/2004                         9884                      10108
       3/10/2004                        10088                       9920
       3/11/2004                        10202                       9814
       3/12/2004                         9958                      10058
       3/13/2004                         9958                      10058
       3/14/2004                         9958                      10058
       3/15/2004                        10246                       9784
       3/16/2004                        10230                       9779
       3/17/2004                        10042                       9985
       3/18/2004                        10108                       9916
       3/19/2004                        10128                       9850
       3/20/2004                        10128                       9850
       3/21/2004                        10128                       9850
       3/22/2004                        10322                       9648
       3/23/2004                        10296                       9681
       3/24/2004                        10350                       9625
       3/25/2004                        10080                       9865
       3/26/2004                        10070                       9889
       3/27/2004                        10070                       9889
       3/28/2004                        10070                       9889
       3/29/2004                         9886                      10073
       3/30/2004                         9778                      10178
       3/31/2004                         9760                      10193

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------

                                              A-CLASS      C-CLASS      H-CLASS
                                            (03/31/04)   (02/20/04)   (02/20/04)
--------------------------------------------------------------------------------
                                               SINCE        SINCE        SINCE
                                             INCEPTION    INCEPTION    INCEPTION
--------------------------------------------------------------------------------
INVERSE MID-CAP FUND                           0.00%        -2.04%       -1.98%

S&P MIDCAP 400 INDEX                           0.00%         1.28%        1.28%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

22


U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

OBJECTIVE: To provide security of principal, high current income and liquidity by investing in securities issued by the U.S. Government, its agencies or instrumentalities.

Inception: December 1, 1993

Investor confidence abounded during the one-year period from April 1, 2003 to March 31, 2004 and consumers carried the economy. Due to tax cuts, low interest rates and a flurry of activity in home refinancing, consumer spending remained strong throughout the period. At year-end, the fund reported the following returns:

--------------------------------------------------------------------------------
INVESTOR           ADVISOR            A-              C-           INSTITUTIONAL
 CLASS              CLASS           CLASS           CLASS              CLASS
--------------------------------------------------------------------------------
  0.18%             0.01%           0.00%           0.01%              0.54%
--------------------------------------------------------------------------------

                                                                ANNUAL REPORT 23


OTC FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 69.6%

INFORMATION TECHNOLOGY 42.1%
   SOFTWARE 13.0%
   Microsoft Corp.+ .................................   2,910,345   $ 72,671,315
   Oracle Corp.*+ ...................................   1,907,230     22,905,832
   Symantec Corp.*+ .................................     278,600     12,899,180
   Electronic Arts, Inc.*+ ..........................     223,205     12,044,142
   Veritas Software Corp.*+ .........................     355,410      9,564,083
   Adobe Systems, Inc................................     189,005      7,452,467
   Check Point Software Technologies Ltd.*+ .........     280,805      6,393,930
   PeopleSoft, Inc.*+ ...............................     331,305      6,125,829
   Siebel Systems, Inc.*+ ...........................     424,610      4,887,261
   BEA Systems, Inc.*+ ..............................     343,207      4,379,321
   Synopsys, Inc.*+ .................................     131,805      3,817,073
   Citrix Systems, Inc.* ............................     161,400      3,489,468
   Mercury Interactive Corp.*+ ......................      64,897      2,907,386
   Compuware Corp.* .................................     123,905        923,092
                                                                    ------------
TOTAL SOFTWARE                                                       170,460,379
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 11.7%
   Intel Corp.+ .....................................   1,809,025     49,205,480
   Maxim Integrated Products, Inc.+ .................     359,405     16,924,381
   Applied Materials, Inc.*+ ........................     676,515     14,463,891
   Xilinx, Inc.*+ ...................................     359,805     13,672,590
   Linear Technology Corp.+ .........................     331,305     12,264,911
   KLA-Tencor Corp.*+ ...............................     183,000      9,214,050
   Altera Corp.*+ ...................................     431,210      8,818,245
   Broadcom Corp.--Class A*+ ........................     174,605      6,839,278
   Marvell Technology Group Ltd.*+ ..................     111,205      5,009,785
   Microchip Technology, Inc.........................     141,100      3,747,616
   ATI Technologies, Inc.*...........................     216,805      3,533,922
   Lam Research Corp.*+ .............................     131,605      3,317,762
   Nvidia Corp.*+ ...................................      99,905      2,646,483
   Novellus Systems, Inc.*+ .........................      72,205      2,295,397
   Intersil Corp.--Class A+ .........................      47,405      1,056,657
                                                                    ------------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                             153,010,448
                                                                    ------------
   COMMUNICATIONS EQUIPMENT 9.4%
   Qualcomm, Inc.+ ..................................     764,215     50,759,160
   Cisco Systems, Inc.*+ ............................   1,953,935     45,956,551
   Research In Motion Ltd.*+ ........................      68,700      6,410,397
   JDS Uniphase Corp.*+ .............................   1,508,220      6,138,456
   Juniper Networks, Inc.*+ .........................     213,600      5,555,736
   QLogic Corp.*+ ...................................     121,500      4,010,715
   Comverse Technology, Inc.*+ ......................     178,405      3,236,267
   Tellabs, Inc.*+ ..................................     102,300        882,849
                                                                    ------------
TOTAL COMMUNICATIONS EQUIPMENT                                       122,950,131
                                                                    ------------
   COMPUTERS & PERIPHERALS 3.8%
   Dell, Inc.*+ .....................................     776,815     26,116,520
   Apple Computer, Inc.*+  ..........................     490,810     13,276,411
   Network Appliance, Inc.*+  .......................     305,805      6,559,517
   Sandisk Corp.*+ ..................................     123,000      3,489,510
   Sun Microsystems, Inc.* ..........................     249,200      1,036,672
                                                                    ------------
TOTAL COMPUTERS & PERIPHERALS                                         50,478,630
                                                                    ------------
   IT CONSULTING & SERVICES 1.5%
   Paychex, Inc.+ ...................................     292,505     10,413,178
   Fiserv, Inc.*+ ...................................     278,505      9,962,124
                                                                    ------------
TOTAL IT CONSULTING & SERVICES                                        20,375,302
                                                                    ------------

See Notes to Financial Statements.

24


OTC FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
   Flextronics International Ltd.*+ ...................   472,105   $  8,129,648
   Sanmina-SCI Corp.*+ ................................   435,510      4,794,965
   CDW Corp.+  ........................................    60,105      4,063,699
   Molex, Inc.+ .......................................    76,900      2,336,991
                                                                    ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              19,325,303
                                                                    ------------
   INTERNET SOFTWARE & SERVICES 1.2%
   Yahoo!, Inc.*+ .....................................   257,605     12,517,027
   VeriSign, Inc.*+ ...................................   192,905      3,200,294
                                                                    ------------
TOTAL INTERNET SOFTWARE & SERVICES                                    15,717,321
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY                                         552,317,514
                                                                    ------------
CONSUMER DISCRETIONARY 10.8%
   INTERNET & CATALOG RETAIL 4.2%
   eBay, Inc.*+ .......................................   390,905     27,101,443
   InterActiveCorp*+ ..................................   580,205     18,328,676
   Amazon.com, Inc.*+ .................................   209,100      9,049,848
                                                                    ------------
TOTAL INTERNET & CATALOG RETAIL                                       54,479,967
                                                                    ------------
   MEDIA 2.8%
   Comcast Corp.--Class A*+ ...........................   676,815     19,451,663
   EchoStar Communications Corp.*+ ....................   316,108     10,352,537
   Lamar Advertising Co.*+ ............................   102,205      4,110,685
   PanAmSat Corp.*+ ...................................   135,405      3,314,715
                                                                    ------------
TOTAL MEDIA                                                           37,229,600
                                                                    ------------
   SPECIALTY RETAIL 1.9%
   Bed Bath & Beyond, Inc.*+ ..........................   266,200     11,116,512
   Staples, Inc.*+ ....................................   325,910      8,274,855
   Petsmart, Inc.+ ....................................   110,100      3,001,326
   Ross Stores, Inc.+ .................................    77,705      2,378,550
                                                                    ------------
TOTAL SPECIALTY RETAIL                                                24,771,243
                                                                    ------------
   HOTELS RESTAURANTS & LEISURE 1.4%
   Starbucks Corp.*+ ..................................   467,505     17,648,314
                                                                    ------------
TOTAL HOTELS RESTAURANTS & LEISURE                                    17,648,314
                                                                    ------------
   HOUSEHOLD DURABLES 0.2%
   Garmin Ltd.+ .......................................    69,800      2,981,158
                                                                    ------------
TOTAL HOUSEHOLD DURABLES                                               2,981,158
                                                                    ------------
   MULTILINE RETAIL 0.2%
   Dollar Tree Stores, Inc.*+ .........................    95,700      2,956,173
                                                                    ------------
TOTAL MULTILINE RETAIL                                                 2,956,173
                                                                    ------------
   AUTO COMPONENTS 0.1%
   Gentex Corp.+ ......................................    40,800      1,769,904
                                                                    ------------
TOTAL AUTO COMPONENTS                                                  1,769,904
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY                                         141,836,359
                                                                    ------------
HEALTH CARE 9.5%
   BIOTECHNOLOGY 6.6%
   Amgen, Inc.*+ ......................................   493,010     28,678,392
   Biogen Idec, Inc.*+ ................................   289,205     16,079,798
   Genzyme Corp.*+ ....................................   229,100     10,776,864
   Chiron Corp.*+ .....................................   236,700     10,417,167
   Gilead Sciences, Inc.* .............................   153,305      8,549,820
   Medimmune, Inc.*+ ..................................   202,705      4,678,431
   Millennium Pharmaceuticals, Inc.* ..................   234,905      3,969,895
   Invitrogen Corp.*+ .................................    39,300      2,817,417
                                                                    ------------
TOTAL BIOTECHNOLOGY                                                   85,967,784
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
   Biomet, Inc.+ ......................................   271,505     10,414,932
   DENTSPLY
      International, Inc.+ ............................   103,205      4,575,077
                                                                    ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                14,990,009
                                                                    ------------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 25


OTC FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

   HEALTH CARE PROVIDERS & SERVICES 0.9%
   Express Scripts, Inc.*+ .........................       57,600   $  4,296,384
   Patterson Dental Co.*+ ..........................       46,805      3,211,291
   Lincare Holdings, Inc.*+ ........................       86,305      2,711,703
   First Health Group Corp.*+ ......................       80,800      1,766,288
                                                                    ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                11,985,666
                                                                    ------------
   PHARMACEUTICALS 0.8%
   Teva Pharmaceutical Industries Ltd.--SP ADR+ ....      171,800     10,893,838
                                                                    ------------
TOTAL PHARMACEUTICALS                                                 10,893,838
                                                                    ------------
TOTAL HEALTH CARE                                                    123,837,297
                                                                    ------------

INDUSTRIALS 3.5%
   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Apollo Group, Inc.--Class A*+ ...................      154,500     13,303,995
   Cintas Corp.+ ...................................      195,500      8,502,295
   Career Education Corp.*+ ........................      100,205      5,675,611
                                                                    ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  27,481,901
                                                                    ------------
   MACHINERY 0.7%
   PACCAR, Inc.+ ...................................      157,505      8,858,081
                                                                    ------------
TOTAL MACHINERY                                                        8,858,081
                                                                    ------------
   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion Corp.+ ................      157,805      3,631,093
                                                                    ------------
TOTAL ELECTRICAL EQUIPMENT                                             3,631,093
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS 0.2%
   Fastenal Co.+ ...................................       65,105      3,495,488
                                                                    ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 3,495,488
                                                                    ------------
   AIRLINES 0.1%
   Ryanair Holdings PLC--SP ADR*+. .................       54,500      1,863,355
                                                                    ------------
TOTAL AIRLINES                                                         1,863,355
                                                                    ------------
   AIR FREIGHT & COURIERS 0.1%
   C.H. Robinson Worldwide, Inc.+ ..................       23,605        979,608
                                                                    ------------
TOTAL AIR FREIGHT & COURIERS                                             979,608
                                                                    ------------
TOTAL INDUSTRIALS                                                     46,309,526
                                                                    ------------

TELECOMMUNICATION SERVICES 2.2%
   WIRELESS TELECOMMUNICATION SERVICES 2.0%
   Nextel Communications, Inc.--Class A*+ ..........   1 ,065,220     26,342,891
                                                                    ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                             26,342,891
                                                                    ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   Level 3 Communications, Inc.*+...................      719,912      2,894,046
                                                                    ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           2,894,046
                                                                    ------------
TOTAL TELECOMMUNICATION SERVICES                                      29,236,937
                                                                    ------------

CONSUMER STAPLES 0.8%
   FOOD & DRUG RETAILING 0.8%
   Costco Wholesale Corp.*+ ........................      183,400      6,888,504
   Whole Foods Market, Inc.+ .......................       54,400      4,077,280
                                                                    ------------
TOTAL FOOD & DRUG RETAILING                                           10,965,784
                                                                    ------------
TOTAL CONSUMER STAPLES                                                10,965,784
                                                                    ------------

See Notes to Financial Statements.

26


OTC FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

MATERIALS 0.5%
   CHEMICALS 0.5%
   Sigma-Aldrich Corp.+ ...............................   117,300   $  6,491,382
                                                                    ------------
TOTAL CHEMICALS                                                        6,491,382
                                                                    ------------
TOTAL MATERIALS                                                        6,491,382
                                                                    ------------

ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Patterson-UTI Energy, Inc.*+ .......................    69,900      2,475,159
                                                                    ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      2,475,159
                                                                    ------------
TOTAL ENERGY                                                           2,475,159
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $551,860,027) ................................              913,469,958
                                                                    ============

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 1.2%

Repurchase Agreement (Note 6)
   0.98% due 04/01/04 ..........................   $  1,425,800        1,425,800
   0.96% due 04/01/04 ..........................      4,967,309        4,967,309
   0.95% due 04/01/04 ..........................      4,508,704        4,508,704
   0.93% due 04/01/04 ..........................      4,967,309        4,967,309
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $15,869,122) ..........................                      15,869,122
                                                                  --------------
SECURITIES LENDING COLLATERAL 29.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank
      (Note 10) ................................    383,940,169      383,940,169
                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $383,940,169) .........................                     383,940,169
                                                                  --------------
TOTAL INVESTMENTS 100%
   (Cost $951,669,318) .........................                  $1,313,279,249
                                                                  ==============

================================================================================

                                                                      UNREALIZED
                                                                            GAIN
                                                          CONTRACTS     (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2004 Nasdaq 100 Index Mini Futures Contracts
   (Aggregate Market Value of Contracts
    $15,381,250) ......................................         535     $304,041
                                                                        ========

*    NON-INCOME PRODUCING SECURITIES

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2004--
     SEE NOTE 10.

ADR-AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

                                                                ANNUAL REPORT 27


MEDIUS FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 64.1%

FINANCIALS 12.6%
   BANKS 3.8%
   Banknorth Group, Inc.+ ...............................   18,400   $   626,336
   Commerce Bancorp/NJ, Inc. ............................    9,300       612,684
   Compass Bancshares, Inc.+ ............................    9,900       410,553
   Hibernia Corp.--Class A ..............................   15,100       354,699
   Bank Of Hawaii Corp. .................................    7,500       347,475
   Associated Banc-Corp. ................................    6,000       268,740
   Colonial BancGroup, Inc. .............................   14,500       268,250
   Mercantile Bankshares Corp. ..........................    5,000       214,850
   Westamerica Bancorporation ...........................    2,500       126,150
   City National Corp. ..................................    1,400        83,860
   Cullen/Frost Bankers, Inc. ...........................    1,800        76,968
   Silicon Valley Bancshares* ...........................    2,000        64,880
   National Commerce Financial Corp. ....................    1,800        51,498
                                                                     -----------
TOTAL BANKS                                                            3,506,943
                                                                     -----------
   INSURANCE 3.3%
   Fidelity National Financial, Inc. ....................   14,800       586,080
   Old Republic International Corp. .....................   21,200       520,672
   Everest Re Group Ltd. ................................    6,000       512,640
   First American Corp.+ ................................   14,200       431,964
   W.R. Berkley Corp. ...................................    9,800       390,824
   Arthur J. Gallagher & Co. ............................    9,100       296,387
   Horace Mann Educators Corp. ..........................   17,814       280,036
   AmerUs Group Co.+ ....................................      400        16,140
   Protective Life Corp.+ ...............................      200         7,490
                                                                     -----------
TOTAL INSURANCE                                                        3,042,233
                                                                     -----------
   THRIFTS & MORTGAGE FINANCE 2.0%
   Sovereign Bancorp, Inc. ..............................   26,690       571,700
   NewYork Community Bancorp, Inc.+ .....................   12,096       414,651
   IndyMac Bancorp, Inc.+ ...............................   10,000       362,900
   Webster Financial Corp. ..............................    5,900       299,189
   PMI Group, Inc.+ .....................................    3,300       123,288
   Independence Community Bank Corp.+ ...................    1,800        73,350
   Greenpoint Financial Corp. ...........................    1,000        43,710
                                                                     -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                       1,888,788
                                                                     -----------
   REAL ESTATE 1.4%
   New Plan Excel Realty Trust+ .........................   17,200       470,420
   Mack-Cali Realty Corp. ...............................   10,400       467,064
   Hospitality Properties Trust .........................    8,100       375,840
                                                                     -----------
TOTAL REAL ESTATE                                                      1,313,324
                                                                     -----------
   DIVERSIFIED FINANCIALS 1.3%
   Legg Mason, Inc.+ ....................................    5,100       473,178
   E*Trade Financial Corp.*+ ............................   26,490       353,641
   Leucadia National Corp. ..............................    3,500       186,480
   AmeriCredit Corp.* ...................................    9,500       161,785
                                                                     -----------
TOTAL DIVERSIFIED FINANCIALS                                          1,175,084
                                                                     -----------
   CAPITAL MARKETS 0.8%
   Eaton Vance Corp. ....................................    9,300       354,516
   SEI Investments Co. ..................................    6,600       217,800
   Investors Financial Services Corp.+ ..................    3,100       128,092
   Jefferies Group, Inc.+ ...............................    2,300        81,259
                                                                     -----------
TOTAL CAPITAL MARKETS                                                    781,667
                                                                     -----------
TOTAL FINANCIALS.........................................             11,708,039
                                                                     -----------
CONSUMER DISCRETIONARY 11.5%
   SPECIALTY RETAIL 2.9%
   Williams-Sonoma, Inc.*+ ..............................   15,000       513,000
   Chico's FAS, Inc.*+ ..................................    7,000       324,800

See Notes to Financial Statements.

28


MEDIUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   O'Reilly
      Automotive, Inc.* .................................    7,100   $   284,284
   Barnes & Noble, Inc.*+ ...............................    7,500       244,500
   Rent-A-Center, Inc.* .................................    7,400       244,126
   Michaels Stores, Inc. ................................    4,500       218,790
   CarMax, Inc.*+ .......................................    6,800       198,560
   Petsmart, Inc. .......................................    6,800       185,368
   Pier 1 Imports, Inc. .................................    6,800       161,160
   AnnTaylor Stores Corp.*+ .............................    3,700       158,360
   Claire's Stores, Inc. ................................    6,800       141,712
   Regis Corp. ..........................................    1,400        62,216
                                                                     -----------
TOTAL SPECIALTY RETAIL                                                 2,736,876
                                                                     -----------
   HOTELS RESTAURANTS & LEISURE 2.6%
   Brinker International, Inc.*  ........................   13,600       515,848
   Krispy Kreme Doughnuts, Inc.*+ .......................    9,900       339,966
   Mandalay Resort Group+  ..............................    5,400       309,204
   Applebee's International, Inc. .......................    7,300       301,855
   GTECH Holdings Corp. .................................    4,300       254,302
   Six Flags, Inc.* .....................................   25,200       197,820
   Cheesecake Factory, Inc.*+ ...........................    4,100       189,133
   International Speedway Corp.--Class A ................    3,100       145,700
   Bob Evans Farms, Inc.+ ...............................    3,100       100,564
   Ruby Tuesday, Inc. ...................................      900        28,935
                                                                     -----------
TOTAL HOTELS RESTAURANTS & LEISURE                                     2,383,327
                                                                     -----------
   MEDIA 2.0%
   Entercom Communications Corp.*+ ......................    9,400       425,538
   Reader's Digest Association, Inc. ....................   27,690       389,875
   Scholastic Corp.* ....................................   11,700       318,825
   Washington Post ......................................      300       265,323
   Belo Corp.--Class A+ .................................    8,300       230,408
   Emmis Communications Corp.--Class A*+ ................    6,700       159,527
   Lee Enterprises, Inc. ................................    1,000        45,180
                                                                     -----------
TOTAL MEDIA                                                            1,834,676
                                                                     -----------
   HOUSEHOLD DURABLES 1.8%
   Lennar Corp.--Class A+ ...............................   11,100       599,733
   Harman International Industries, Inc.+ ...............    3,900       310,440
   D.R. Horton, Inc.+ ...................................    8,100       286,983
   Toll Brothers, Inc.* .................................    6,200       281,666
   Ryland Group, Inc. ...................................    1,400       124,362
   Hovnanian Enterprises, Inc.--Class A* ................      900        38,835
   Furniture Brands International, Inc. .................    1,000        32,200
   Mohawk Industries, Inc.*+  ...........................      300        24,705
                                                                     -----------
TOTAL HOUSEHOLD DURABLES                                               1,698,924
                                                                     -----------
   MULTILINE RETAIL 0.8%
   Dollar Tree Stores, Inc.*+ ...........................   10,300       318,167
   Saks, Inc.* ..........................................   13,600       239,360
   Neiman-Marcus Group,Inc.--Class A+ ...................    4,300       231,942
                                                                     -----------
TOTAL MULTILINE RETAIL                                                   789,469
                                                                     -----------
   AUTO COMPONENTS 0.8%
   BorgWarner, Inc.+ ....................................    2,800       237,524
   Lear Corp. ...........................................    2,700       167,292
   ArvinMeritor, Inc. ...................................    8,100       160,623
   Modine Manufacturing Co. .............................    4,200       109,452
   Gentex Corp.+ ........................................      900        39,042
                                                                     -----------
TOTAL AUTO COMPONENTS                                                    713,933
                                                                     -----------
   TEXTILES & APPAREL 0.6%
   Coach, Inc.*+ ........................................   13,400       549,266
                                                                     -----------
TOTAL TEXTILES & APPAREL                                                 549,266
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY                                          10,706,471
                                                                     -----------
INFORMATION TECHNOLOGY 10.2%
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.3%
   Lam Research Corp.*+ .................................   10,000       252,100

See Notes to Financial Statements.

                                                                ANNUAL REPORT 29


MEDIUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   International Rectifier
      Corp.* ............................................    4,900    $  225,351
   RF Micro Devices, Inc.*+ .............................   25,590       216,491
   Atmel Corp.*+ ........................................   33,190       215,735
   Cree, Inc.*+ .........................................    9,500       211,850
   Silicon Laboratories, Inc.*+ .........................    4,000       211,520
   Cypress Semiconductor Corp.*+ ........................    8,500       173,995
   Micrel, Inc.* ........................................   12,200       162,870
   Microchip Technology, Inc. ...........................    6,100       162,016
   Integrated Device Technology, Inc.* ..................    9,800       147,000
   Credence Systems Corp.* ..............................    6,100        72,468
   Fairchild Semiconductor International, Inc.* .........    1,700        40,851
   LTX Corp.*+ ..........................................    2,500        37,750
                                                                      ----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                               2,129,997
                                                                      ----------
   IT CONSULTING & SERVICES 2.2%
   Affiliated Computer Services, Inc.--Class A*+ ........    7,900       410,010
   Acxiom Corp. .........................................   18,400       404,064
   DST Systems, Inc.*+  .................................    7,800       353,730
   CSG Systems International, Inc.* .....................   12,600       216,468
   Cognizant Technology Solutions Corp.* ................    3,300       149,325
   Titan Corp.* .........................................    6,900       139,311
   Ceridian Corp.* ......................................    6,700       132,057
   CheckFree Corp.* .....................................    4,300       126,678
   Keane, Inc.* .........................................    5,000        78,700
   Gartner, Inc.--Class A* ..............................    2,400        27,960
                                                                      ----------
TOTAL IT CONSULTING & SERVICES                                         2,038,303
                                                                      ----------
   SOFTWARE 1.8%
   Synopsys, Inc.*+ .....................................   14,100       408,336
   Fair Isaac Corp. .....................................    7,395       266,812
   Activision, Inc.* ....................................   15,395       243,549
   Sybase, Inc.* ........................................   10,100       211,999
   RSA Security, Inc.* ..................................    8,000       150,320
   Ascential Software Corp.* ............................    4,300        94,256
   Transaction Systems Architects, Inc.--Class A*+ ......    3,300        76,362
   Macrovision Corp.* ...................................    3,700        69,116
   Network Associates, Inc.*+ ...........................    2,000        36,000
   Wind River Systems, Inc.* ............................    2,400        26,568
   Cadence Design Systems, Inc.*+ .......................    1,700        25,058
                                                                      ----------
TOTAL SOFTWARE                                                         1,608,376
                                                                      ----------
   COMMUNICATIONS EQUIPMENT 1.5%
   Harris Corp.+ ........................................    8,900       430,849
   Avocent Corp.*+ ......................................    8,100       297,999
   Polycom, Inc.* .......................................    9,300       197,439
   ADTRAN, Inc.+ ........................................    6,400       192,192
   CommScope, Inc.*+ ....................................    7,700       128,205
   Plantronics, Inc.* ...................................    3,300       120,813
   Powerwave Technologies, Inc.*+ .......................    6,900        53,820
                                                                      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                         1,421,317
                                                                      ----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
   CDW Corp.+ ...........................................    4,600       311,006
   Vishay Intertechnology, Inc.* ........................   12,300       262,482
   Arrow Electronics, Inc.*+ ............................    9,800       249,508
   National Instruments Corp. ...........................    5,600       176,176
   KEMET Corp.* .........................................    7,600       108,984
                                                                      ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               1,108,156
                                                                      ----------
   COMPUTERS & PERIPHERALS 0.8%
   Storage Technology Corp.* ............................   16,700       464,761

See Notes to Financial Statements.

30


MEDIUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   Sandisk Corp.*+  .....................................   10,000   $   283,700
                                                                     -----------
TOTAL COMPUTERS & PERIPHERALS                                            748,461
                                                                     -----------
   OFFICE ELECTRONICS 0.3%
   Zebra Technologies Corp.--Class A*+ ..................    3,700       256,669
                                                                     -----------
TOTAL OFFICE ELECTRONICS                                                 256,669
                                                                     -----------
   INTERNET SOFTWARE & SERVICES 0.1%
   Internet Security Systems, Inc.* .....................    4,200        74,088
   Retek, Inc.* .........................................    6,000        45,360
                                                                     -----------
TOTAL INTERNET SOFTWARE & SERVICES                                       119,448
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY                                           9,430,727
                                                                     -----------
HEALTH CARE 7.8%
   HEALTH CARE PROVIDERS & SERVICES 2.5%
   Lincare Holdings, Inc.*+ .............................   12,900       405,318
   Patterson Dental Co.*+ ...............................    3,900       267,579
   Caremark Rx, Inc.*+ ..................................    7,740       257,355
   Omnicare, Inc. .......................................    5,500       243,815
   Coventry Health Care, Inc.* ..........................    4,700       198,951
   Oxford Health Plans, Inc. ............................    3,900       190,515
   First Health Group Corp.*+  ..........................    7,400       161,764
   Pacificare Health Systems, Inc.* .....................    3,800       150,290
   LifePoint Hospitals, Inc.* ...........................    4,000       129,360
   Covance, Inc.*+ ......................................    3,300       113,652
   Universal Health Services, Inc. -- Class B ...........    2,300       105,961
   Health Net, Inc.* ....................................    3,200        79,776
   Community Health Systems, Inc.* ......................      200         5,566
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 2,309,902
                                                                     -----------
HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
   DENTSPLY International, Inc. .........................   11,300       500,929
   Steris Corp.*+ .......................................   16,200       417,960
   Edwards Lifesciences Corp.*+ .........................   12,300       392,985
   Beckman Coulter, Inc. ................................    4,500       245,430
   Varian Medical Systems, Inc.*+ .......................    2,800       241,668
   VISX, Inc.* ..........................................    7,500       146,400
   Apogent Technologies, Inc.* ..........................      600        18,408
                                                                     -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,963,780
                                                                     -----------
   PHARMACEUTICALS 1.8%
   Sepracor, Inc.*+ .....................................    8,300       399,230
   Mylan Laboratories, Inc. .............................   17,200       390,956
   Barr Pharmaceuticals, Inc.* ..........................    8,395       385,330
   Pharmaceutical Resources, Inc.* ......................    4,000       227,440
   IVAX Corp.*+ .........................................    9,800       223,146
   Perrigo Co. ..........................................    2,600        52,130
                                                                     -----------
TOTAL PHARMACEUTICALS                                                  1,678,232
                                                                     -----------
   BIOTECHNOLOGY 1.4%
   Gilead Sciences, Inc.*+ ..............................   13,400       747,318
   Millennium Pharmaceuticals, Inc.*+ ...................   19,500       329,550
   Vertex Pharmaceuticals, Inc.* ........................   17,300       162,966
   Charles River Laboratories International, Inc.* ......      900        38,565
   Protein Design Labs, Inc.* ...........................      100         2,382
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                    1,280,781
                                                                     -----------
TOTAL HEALTH CARE                                                      7,232,695
                                                                     -----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 31


MEDIUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

INDUSTRIALS 7.6%
   COMMERCIAL SERVICES & SUPPLIES 2.4%
   Career Education Corp.*+ ..............................    7,300   $  413,472
   Stericycle, Inc.* .....................................    6,200      296,732
   Education Management Corp.* ...........................    8,800      280,104
   Manpower, Inc. ........................................    5,200      241,800
   Rollins, Inc. .........................................    8,000      206,160
   Korn/Ferry International, Inc.* .......................    9,600      153,600
   Copart, Inc.*  ........................................    5,800      126,034
   HON Industries, Inc. ..................................    2,900      107,764
   Republic Services, Inc. ...............................    3,900      105,573
   Dun & Bradstreet Corp.* ...............................    1,800       96,300
   Corinthian Colleges, Inc.*+ ...........................    2,400       79,344
   ITT Educational Services, Inc.* .......................    2,400       74,880
   United Rentals, Inc.* .................................      500        8,885
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   2,190,648
                                                                      ----------
   MACHINERY 1.4%
   AGCO Corp.*+ ..........................................   20,600      426,626
   Graco, Inc. ...........................................   11,250      327,487
   SPX Corp.+  ...........................................    4,800      218,304
   Tecumseh Products Co.--Class A ........................    2,395      100,830
   Harsco Corp. ..........................................    2,100       95,550
   Kennametal, Inc. ......................................    1,600       66,032
   Nordson Corp. .........................................    1,400       52,444
   Donaldson Co., Inc. ...................................      700       18,571
   Flowserve Corp.*  .....................................      300        6,285
                                                                      ----------
TOTAL MACHINERY                                                        1,312,129
                                                                      ----------
   CONSTRUCTION & ENGINEERING 0.9%
   Jacobs Engineering Group, Inc.*+ ......................    8,100      361,260
   Granite Construction, Inc. ............................   11,400      270,978
   Dycom Industries, Inc.*  ..............................    6,400      169,728
                                                                      ----------
TOTAL CONSTRUCTION & ENGINEERING                                         801,966
                                                                      ----------
   ELECTRICAL EQUIPMENT 0.5%
   Hubbell, Inc.--Class B+  ..............................    9,800      393,274
   AMETEK, Inc. ..........................................    4,200      107,688
                                                                      ----------
TOTAL ELECTRICAL EQUIPMENT                                               500,962
                                                                      ----------
   INDUSTRIAL CONGLOMERATES 0.5%
   ALLETE, Inc.+  ........................................   10,300      361,427
   Carlisle Cos., Inc. ...................................    2,000      113,300
                                                                      ----------
TOTAL INDUSTRIAL CONGLOMERATES                                           474,727
                                                                      ----------
   AIRLINES 0.4%
   Alaska Air Group, Inc.*  ..............................    9,300      229,338
   JetBlue Airways Corp.*+ ...............................    6,400      161,856
                                                                      ----------
TOTAL AIRLINES                                                           391,194
                                                                      ----------
   MARINE 0.4%
   Alexander & Baldwin, Inc. .............................   11,100      367,188
                                                                      ----------
TOTAL MARINE                                                             367,188
                                                                      ----------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.+. ........................................    5,400      289,926
                                                                      ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   289,926
                                                                      ----------
   AIR FREIGHT & COURIERS 0.3%
   J.B.Hunt Transport Services, Inc.*. ...................    9,800      276,066
                                                                      ----------
TOTAL AIR FREIGHT & COURIERS                                             276,066
                                                                      ----------
   AEROSPACE & DEFENSE 0.3%
   Precision Castparts Corp.+ ............................    3,200      140,896
   Sequa Corp.--Class A* .................................    1,600       79,040
   L-3 Communications Holdings, Inc.+ ....................      700       41,636
                                                                      ----------
TOTAL AEROSPACE & DEFENSE                                                261,572
                                                                      ----------
   ROAD & RAIL 0.1%
   Werner Enterprises, Inc. ..............................    6,500      123,175
                                                                      ----------
TOTAL ROAD & RAIL                                                        123,175
                                                                      ----------

See Notes to Financial Statements.

32


MEDIUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   BUILDING PRODUCTS 0.1%
   York International Corp. ..............................    1,800   $   70,758
                                                                      ----------
TOTAL BUILDING PRODUCTS                                                   70,758
                                                                      ----------
TOTAL INDUSTRIALS                                                      7,060,311
                                                                      ----------
ENERGY 4.2%
   OIL & GAS 3.1%
   Valero Energy Corp.+ ..................................   12,400      743,504
   Pioneer Natural Resources Co.+ ........................   16,000      516,800
   Murphy Oil Corp. ......................................    8,000      503,760
   Forest Oil Corp.*+ ....................................   14,600      368,650
   XTO Energy, Inc.+ .....................................   11,795      297,706
   Noble Energy, Inc. ....................................    4,500      211,950
   Overseas Shipholding Group, Inc. ......................    3,900      142,350
   Western Gas Resources, Inc. ...........................    1,400       71,190
                                                                      ----------
TOTAL OIL & GAS                                                        2,855,910
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES 1.1%
   Pride International, Inc.*+ ...........................   23,590      402,445
   Varco International, Inc.*+ ...........................   20,300      365,603
   Weatherford International Ltd.*+ ......................    4,200      176,526
   Hanover Compressor Co.* ...............................    9,600      116,064
   Helmerich & Payne, Inc. ...............................    1,000       28,650
   ENSCO International, Inc. .............................      100        2,817
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                      1,092,105
                                                                      ----------
TOTAL ENERGY                                                           3,948,015
                                                                      ----------
UTILITIES 4.0%
   ELECTRIC UTILITIES 2.3%
   Alliant Energy Corp.+ .................................   16,500      429,990
   Hawaiian Electric Industries, Inc. ....................    8,200      425,088
   Puget Energy, Inc. ....................................   18,700      418,319
   WPS Resources Corp. ...................................    7,100      339,380
   Idacorp, Inc. .........................................    8,500      254,150
   Wisconsin Energy Corp. ................................    6,400      205,760
   OGE Energy Corp. ......................................    2,200       58,168
                                                                      ----------
TOTAL ELECTRIC UTILITIES                                               2,130,855
                                                                      ----------
   MULTI-UTILITIES 1.6%
   National Fuel Gas Co.+ ................................   16,500      405,900
   Westar Energy, Inc.+ ..................................   14,200      297,632
   Oneok, Inc. ...........................................   12,600      284,130
   MDU Resources Group, Inc. .............................   11,100      260,739
   Sierra Pacific Resources Corp.*+ ......................   15,500      114,700
   Questar Corp. .........................................    1,900       69,236
   Aquila, Inc.* .........................................   14,200       66,882
                                                                      ----------
TOTAL MULTI-UTILITIES                                                  1,499,219
                                                                      ----------
   GAS UTILITIES 0.1%
   AGL Resources, Inc. ...................................    3,200       92,864
                                                                      ----------
TOTAL GAS UTILITIES                                                       92,864
                                                                      ----------
TOTAL UTILITIES                                                        3,722,938
                                                                      ----------
CONSUMER STAPLES 3.2%
   FOOD PRODUCTS 1.6%
   Hormel Foods Corp. ....................................   17,400      510,342
   Smithfield Foods, Inc.* ...............................   18,100      490,872
   Tyson Foods, Inc.--Class A ............................   23,090      416,775
   Dean Foods Co.* .......................................      900       30,060
                                                                      ----------
TOTAL FOOD PRODUCTS                                                    1,448,049
                                                                      ----------
   BEVERAGES 0.6%
   Constellation Brands, Inc.--Class A*+ .................   15,700      503,970
                                                                      ----------
TOTAL BEVERAGES                                                          503,970
                                                                      ----------
   FOOD & DRUG RETAILING 0.5%
   Whole Foods Market, Inc.+ .............................    5,000      374,750
   Ruddick Corp. .........................................    6,100      123,464
                                                                      ----------
TOTAL FOOD & DRUG RETAILING                                              498,214
                                                                      ----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 33


MEDIUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   HOUSEHOLD PRODUCTS 0.5%
   Church & Dwight Co., Inc. ............................    7,000   $   303,170
   Energizer Holdings, Inc.* ............................    3,800       177,422
                                                                     -----------
TOTAL HOUSEHOLD PRODUCTS                                                 480,592
                                                                     -----------
TOTAL CONSUMER STAPLES                                                 2,930,825
                                                                     -----------
MATERIALS 2.6%
   CHEMICALS 1.5%
   Airgas, Inc. .........................................   18,700       398,310
   Olin Corp. ...........................................   17,875       319,069
   FMC Corp.* ...........................................    4,000       171,280
   Cytec Industries, Inc. ...............................    4,300       152,951
   RPM International, Inc. ..............................    5,400        89,316
   Lubrizol Corp. .......................................    2,800        88,172
   Valspar Corp. ........................................    1,100        54,153
   Lyondell Chemical Co.+ ...............................    3,500        51,940
   Minerals Technologies, Inc. ..........................      700        39,970
                                                                     -----------
TOTAL CHEMICALS                                                        1,365,161
                                                                     -----------
   CONTAINERS & PACKAGING 0.4%
   Sonoco Products Co.+ .................................   14,900       361,772
                                                                     -----------
TOTAL CONTAINERS & PACKAGING                                             361,772
                                                                     -----------
   PAPER & FOREST PRODUCTS 0.3%
   Potlatch Corp. .......................................    6,400       260,800
                                                                     -----------
TOTAL PAPER & FOREST PRODUCTS                                            260,800
                                                                     -----------
   METALS & MINING 0.2%
   Arch Coal, Inc.+ .....................................    7,300       229,147
                                                                     -----------
TOTAL METALS & MINING                                                    229,147
                                                                     -----------
   CONSTRUCTION MATERIALS 0.2%
   Martin Marietta Materials, Inc. ......................    3,500       161,560
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS                                             161,560
                                                                     -----------
TOTAL MATERIALS                                                        2,378,440
                                                                     -----------
TELECOMMUNICATION SERVICES 0.4%
   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   Telephone & Data Systems, Inc.+ ......................    5,000       354,350
                                                                     -----------
TOTAL WIRELESS
   TELECOMMUNICATION SERVICES                                            354,350
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                         354,350
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $53,547,592) ...................................             59,472,811
                                                                     -----------

                                                               FACE
                                                             AMOUNT
                                                         ----------
REPURCHASE AGREEMENTS 21.2%
Repurchase Agreement (Note 6)
   0.98% due 04/01/04 ................................   $1,764,704    1,764,704
   0.96% due 04/01/04 ................................    6,148,006    6,148,006
   0.95% due 04/01/04 ................................    5,580,393    5,580,393
   0.93% due 04/01/04 ................................    6,148,006    6,148,006
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $19,641,109) ................................                19,641,109
                                                                      ----------

See Notes to Financial Statements.

34


MEDIUS FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 14.7%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank
   (Note 10)........................................   $13,681,938   $13,681,938
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $13,681,938)...............................                  13,681,938
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $86,870,639)...............................                 $92,795,858
                                                                     ===========

================================================================================

                                                                      UNREALIZED
                                                                            GAIN
                                                          CONTRACTS     (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2004 S&P MidCap 400 Index Futures Contracts
   (Aggregate Market Value of Contracts $28,039,500)...         93     $430,872
                                                                       ========

                                                              UNITS
                                                          ---------
EQUITY INDEX SWAP AGREEMENT
April 2004 S&P 400 MidCap Index Swap, Maturing
   04/22/04** (Notional Market Value $35,613,782)......     58,281     $436,020
                                                                       ========

*    NON-INCOME PRODUCING SECURITIES

**   PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
     RATE.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2004--
     SEE NOTE 10.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 35


MEKROS FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 66.7%

FINANCIALS 14.8%
   BANKS 4.8%
   Community First Bankshares, Inc. .....................   52,903   $ 1,700,302
   Oriental Financial Group .............................   33,700     1,073,345
   NetBank, Inc. ........................................   71,896       877,850
   City Holding Co. .....................................   16,198       555,591
   Chittenden Corp. .....................................   16,802       554,466
   First Commonwealth Financial Corp. ...................   36,299       536,499
   Chemical Financial Corp. .............................   14,500       520,115
   Glacier Bancorp, Inc. ................................   14,901       480,557
   Independent Bank Corp./MI ............................   11,000       306,460
   Greater Bay Bancorp+ .................................   10,400       304,200
   East-West Bancorp, Inc. ..............................    5,198       291,088
   Cathay Bancorp, Inc. .................................    4,405       289,937
   UCBH Holdings, Inc. ..................................    6,100       244,244
   South Financial Group, Inc. ..........................    8,001       236,750
   Silicon Valley Bancshares*+ ..........................    6,196       200,998
   Mid-State Bancshares+ ................................    7,701       182,129
   Republic Bancorp, Inc./MI ............................   12,802       179,996
   Columbia Banking Systems, Inc. .......................    6,005       168,140
   R&G Financial Corp.--Class B .........................    4,496       155,292
   Community Bank System, Inc. ..........................    3,296       152,539
   Umpqua Holding Corp.+ ................................    7,403       149,467
   IBERIABANK Corp. .....................................    2,499       147,066
   Bank of the Ozarks, Inc. .............................    5,300       146,015
   Sandy Spring Bancorp, Inc. ...........................    3,903       141,601
   Gold Banc Corp., Inc. ................................    7,497       122,201
   Westcorp .............................................    2,600       114,582
   Republic Bancshares, Inc. ............................    3,703       111,209
   Nara Bancorp, Inc. ...................................    3,700       109,594
   Pacific Capital Bancorp ..............................    2,697       106,990
   MB Financial Corp. ...................................    2,698       105,195
   Mercantile Bank Corp. ................................    2,705        96,028
   PrivateBancorp, Inc. .................................    1,700        87,686
   Harleysville National Corp. ..........................    3,100        86,273
   Southern Financial Bancorp, Inc. .....................    1,604        71,538
                                                                     -----------
TOTAL BANKS                                                           10,605,943
                                                                     -----------
   REAL ESTATE 4.5%
   Universal Health Realty Income Trust .................   49,560     1,670,172
   Commercial Net Lease Realty ..........................   44,705       882,924
   Newcastle Investment Corp. ...........................   19,604       660,655
   Ramco-Gershenson Properties ..........................   23,402       659,936
   Essex Property Trust, Inc. ...........................    8,999       589,435
   AMLI Residential Properties Trust ....................   20,401       576,328
   Kilroy Realty Corp. ..................................   15,500       550,250
   American Home Mortgage Investment Corp.+ .............   18,504       532,915
   Pennsylvania Real Estate Investment Trust ............   13,800       519,708
   Capstead Mortgage Corp.+ .............................   22,904       422,579
   Getty Realty Corp.+ ..................................   14,899       395,866
   Entertainment Properties Trust .......................    9,096       372,117
   Sovran Self Storage, Inc. ............................    6,697       279,734
   Ventas, Inc. .........................................   10,000       274,800

See Notes to Financial Statements.

36


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   National Health Investors, Inc. .......................    8,600   $  264,880
   Jones Lang LaSalle, Inc.*  ............................    8,497      218,458
   Corporate Office Properties Trust SBI MD ..............    7,200      180,000
   Novastar Financial, Inc. ..............................    2,600      171,470
   Lexington Corporate Properties Trust ..................    5,400      117,666
   Omega Healthcare Investors, Inc. ......................    9,600      104,352
   Home Properties, Inc. .................................    2,504      102,038
   Redwood Trust, Inc. ...................................    1,601       99,534
   Equity Inns, Inc. .....................................    8,701       80,049
   SL Green Realty Corp.+ ................................    1,601       76,368
   Alexandria Real Estate Equities, Inc. .................    1,200       75,600
   Equity One, Inc. ......................................    3,900       74,958
                                                                      ----------
TOTAL REAL ESTATE ........................................             9,952,792
                                                                      ----------
   INSURANCE 2.9%
   ProAssurance Corp.*  ..................................   19,396      678,860
   Navigators Group, Inc.* ...............................   22,002      633,218
   Philadelphia Consolidated Holding Co.*  ...............   10,803      626,574
   Hilb Rogal & Hamilton Co.+  ...........................   15,400      586,740
   UICI*  ................................................   36,905      544,718
   Ohio Casualty Corp.* ..................................   23,097      461,709
   Delphi Financial Group, Inc.--lass A ..................    7,498      315,066
   Zenith National Insurance Corp.+ ......................    7,800      305,760
   AmerUs Group Co.+  ....................................    7,500      302,625
   Allmerica Financial Corp.* ............................    8,504      293,813
   LandAmerica Financial Group, Inc. .....................    6,300      285,138
   Triad Guaranty, Inc.*  ................................    5,200      274,300
   21st Century Insurance Group ..........................   16,103      231,883
   Universal American Financial Corp.*  ..................   16,800      201,600
   Phoenix Cos., Inc.+  ..................................   13,699      183,704
   State Auto Financial Corp. ............................    6,300      162,603
   Clark, Inc.* ..........................................    8,003      136,051
   Selective Insurance Group, Inc. .......................    2,403       84,273
   Stewart Information Services Corp. ....................    1,600       62,880
                                                                      ----------
TOTAL INSURANCE ..........................................             6,371,515
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE 1.4%
   ITLA Capital Corp.*  ..................................   11,100      549,006
   Federal Agricultural Mortgage Corp.* ..................   18,000      471,780
   FirstFed Financial Corp.* .............................   10,196      470,342
   Flagstar Bancorp, Inc. ................................   16,899      433,459
   E-Loan, Inc.*+ ........................................   96,598      300,420
   Dime Community Bancshares .............................   13,701      278,815
   New Century Financial Corp.+  .........................    5,200      252,512
   Harbor Florida Bancshares, Inc. .......................    3,801      110,001
   Flushing Financial Corp. ..............................    3,898       70,554
                                                                      ----------
TOTAL THRIFTS & MORTGAGE FINANCE .........................             2,936,889
                                                                      ----------
   DIVERSIFIED FINANCIALS 0.6%
   First Federal Capital Corp. ...........................   20,204      430,143
   GATX Corp. ............................................    9,502      210,659
   WFS Financial, Inc.*  .................................    4,700      203,604
   W Holding Co., Inc. ...................................   10,005      186,994
   eSpeed, Inc.--Class A* ................................    4,700       98,512

See Notes to Financial Statements.

                                                                ANNUAL REPORT 37


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
   PFF Bancorp, Inc. ...................................     1,897   $    72,333
                                                                     -----------
TOTAL DIVERSIFIED FINANCIALS                                           1,202,245
                                                                     -----------
   CONSUMER FINANCE 0.3%
   Advanta Corp. .......................................    20,797       345,230
   Cash America International, Inc. ....................     7,400       170,570
   Credit Acceptance Corp.* ............................     5,497       104,388
   CompuCredit Corp.* ..................................     4,802       101,514
                                                                     -----------
TOTAL CONSUMER FINANCE                                                   721,702
                                                                     -----------
   CAPITAL MARKETS 0.3%
   Knight Trading Group, Inc.* .........................    21,399       270,911
   MCG Capital Corp. ...................................     9,400       189,786
   SWS Group, Inc. .....................................     8,300       148,653
   Affiliated Managers Group*+ .........................     1,600        87,328
                                                                     -----------
TOTAL CAPITAL MARKETS                                                    696,678
                                                                     -----------
TOTAL FINANCIALS                                                      32,487,764
                                                                     -----------
INFORMATION TECHNOLOGY 12.4%
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.7%
   RF Micro Devices, Inc.*+ ............................   116,098       982,189
   Actel Corp.* ........................................    23,105       522,866
   OmniVision Technologies, Inc.* ......................    16,896       461,430
   Photronics, Inc.*+ ..................................    25,201       447,066
   Micrel, Inc.* .......................................    26,297       351,065
   Silicon Storage Technology, Inc.* ...................    25,500       329,970
   Cirrus Logic, Inc.* .................................    39,402       298,667
   Varian Semiconductor Equipment Associates, Inc.* ....     7,100       298,200
   Conexant Systems, Inc.* .............................    42,700       263,032
   Vitesse Semiconductor Corp.* ........................    34,802       246,746
   Cymer, Inc.*+ .......................................     6,305       243,436
   Genesis Microchip, Inc.* ............................    11,997       201,070
   Rudolph Technologies, Inc.* .........................    10,700       200,411
   Ultratech, Inc.* ....................................     8,403       195,874
   Credence Systems Corp.* .............................    15,000       178,200
   Mattson Technology, Inc.* ...........................    14,301       171,040
   Semtech Corp.* ......................................     6,899       157,504
   White Electronics Designs Corp.* ....................    20,200       154,530
   LTX Corp.*+ .........................................     9,398       141,910
                                                                     -----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                               5,845,206
                                                                     -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.5%
   Cognex Corp. ........................................    48,103     1,599,425
   Varian, Inc.* .......................................    14,097       566,276
   Standard Microsystems Corp.* ........................    18,602       495,557
   Trimble Navigation Ltd.* ............................    19,405       444,957
   Global Imaging Systems, Inc.* .......................    12,000       398,640
   Excel Technology, Inc.* .............................    10,496       330,099
   Littelfuse, Inc.* ...................................     8,004       297,749
   Lexar Media, Inc.*+ .................................    16,800       278,208
   Anixter International, Inc.* ........................     9,702       274,081
   X-Rite, Inc. ........................................    17,400       259,086
   Kulicke & Soffa Industries, Inc.* ...................    20,905       245,007
   Integrated Silicon Solution, Inc.* ..................    11,397       202,183
   Rofin-Sinar Technologies, Inc.* .....................     5,905       176,264
                                                                     -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               5,567,532
                                                                     -----------

See Notes to Financial Statements.

38


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   COMMUNICATIONS EQUIPMENT 2.3%
   Seachange International, Inc.* .......................    35,897   $  549,224
   F5 Networks, Inc.*+ ..................................    16,000      541,600
   Bel Fuse, Inc. - Class B .............................    11,296      369,831
   Plantronics, Inc.* ...................................     9,200      336,812
   Computer Network Technology Corp.* ...................    39,400      315,200
   Packeteer, Inc.* .....................................    21,403      282,520
   Ditech Communications Corp.* .........................    16,497      275,005
   ViaSat, Inc.* ........................................    10,100      251,288
   Tekelec* .............................................    14,096      233,853
   C-COR.net Corp.*  ....................................    15,600      218,712
   Andrew Corp.*+  ......................................    12,200      213,500
   Sonus Networks, Inc.*+  ..............................    57,104      211,856
   Aspect Communications Corp.* .........................    12,897      202,096
   CommScope, Inc.*+ ....................................    11,900      198,135
   Oplink Communications, Inc.* .........................    68,501      171,937
   FalconStor Software, Inc.*+  .........................    23,203      171,656
   Ixia*  ...............................................    14,903      161,250
   Sycamore Networks, Inc.* .............................    38,897      158,700
   Adaptec, Inc.*+ ......................................    17,800      155,928
   Exar Corp.*  .........................................     7,898      146,113
   Bookham Technology PLC--SP ADR*+  ....................        14           31
                                                                      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                         5,165,247
                                                                      ----------
   COMPUTERS & PERIPHERALS 1.7%
   Cray, Inc.* ..........................................   199,002    1,319,383
   Advanced Digital Information Corp.*+ .................    34,802      396,047
   Avid Technology, Inc.* ...............................     6,503      299,983
   SBS Technologies, Inc.* ..............................    13,598      210,225
   Dot Hill Systems Corp.* ..............................    19,597      196,362
   Presstek, Inc.* ......................................    17,905      194,807
   Komag, Inc.* .........................................    10,200      187,680
   Quantum Corp.* .......................................    50,598      187,213
   Applied Films Corp.*+ ................................     6,601      184,168
   InFocus Corp.* .......................................    19,198      179,501
   Synaptics, Inc.* .....................................     9,300      163,122
   Overland Storage, Inc.* ..............................     8,999      152,533
                                                                      ----------
TOTAL COMPUTERS & PERIPHERALS                                          3,671,024
                                                                      ----------
   SOFTWARE 1.3%
   Digimarc Corp.* ......................................    60,575      749,315
   RSA Security, Inc.*  .................................    20,300      381,437
   Kronos, Inc./MA* .....................................     8,804      286,394
   Sybase, Inc.* ........................................    12,700      266,573
   Altiris, Inc.*  ......................................     8,503      237,574
   Ascential Software Corp.* ............................    10,697      234,478
   Ansys, Inc.*  ........................................     4,704      186,937
   Transaction Systems Architects, Inc.--Class A*+ ......     7,503      173,619
   Epicor Software Corp.* ...............................    10,800      143,316
   MRO Software, Inc.* ..................................    10,600      123,172
                                                                      ----------
TOTAL SOFTWARE                                                         2,782,815
                                                                      ----------
   IT CONSULTING & SERVICES 1.2%
   Perot Systems Corp.--Class A* ........................    56,200      747,460
   CSG Systems International, Inc.* .....................    24,405      419,278
   Pegasus Solutions, Inc.* .............................    30,901      360,924
   Titan Corp.* .........................................    15,500      312,945
   MedQuist, Inc.*  .....................................    17,301      272,318
   eFunds Corp.* ........................................    12,504      205,065
   Tyler Technologies, Inc.* ............................    19,900      193,229
   MAXIMUS, Inc.* .......................................     4,799      167,965
                                                                      ----------
TOTAL IT CONSULTING & SERVICES                                         2,679,184
                                                                      ----------
   INTERNET SOFTWARE & SERVICES 0.7%
   Register.com, Inc.*+ .................................   114,007      674,921

See Notes to Financial Statements.

                                                                ANNUAL REPORT 39


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   Akamai Technologies, Inc.* ...........................   21,297   $   279,843
   Interland, Inc.*  ....................................   56,597       233,746
   WebEx Communications, Inc.* ..........................    6,898       205,077
   Digital River, Inc.* .................................    7,600       177,916
                                                                     -----------
TOTAL INTERNET SOFTWARE & SERVICES                                     1,571,503
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY                                          27,282,511
                                                                     -----------
CONSUMER DISCRETIONARY 10.2%
   SPECIALTY RETAIL 3.7%
   Dress Barn, Inc.* ....................................   47,767       837,833
   Stage Stores, Inc.*  .................................   12,502       483,702
   Burlington Coat Factory Warehouse Corp. ..............   24,103       477,239
   Building Material Holding Corp. ......................   19,901       349,263
   Charlotte Russe Holding, Inc.* .......................   17,996       329,327
   Payless Shoesource, Inc.*+  ..........................   22,900       319,684
   AnnTaylor Stores Corp.*+ .............................    6,901       295,363
   Group 1 Automotive, Inc.* ............................    7,599       275,084
   Pacific Sunwear of California, Inc.*+ ................   11,200       274,848
   HOT Topic, Inc.*+ ....................................    8,600       227,470
   Sonic Automotive, Inc. ...............................    8,800       220,440
   Movie Gallery, Inc. ..................................   10,702       209,652
   Urban Outfitters, Inc.* ..............................    4,303       206,802
   PEP Boys-Manny Moe & Jack ............................    7,000       194,250
   Tractor Supply Co.*+ .................................    4,700       181,984
   United Auto Group, Inc. ..............................    6,196       169,523
   PETCO Animal Supplies, Inc.* .........................    6,003       169,165
   Tweeter Home Entertainment Group, Inc.* ..............   15,305       144,479
   Aaron Rents, Inc. ....................................    5,800       144,362
   Linens 'N Things, Inc.*+  ............................    3,997       141,534
   Lithia Motors, Inc.--Class A .........................    5,097       140,932
   Zale Corp.*  .........................................    2,104       129,501
   Big 5 Sporting Goods Corp.* ..........................    5,098       128,725
   Select Comfort Corp.* ................................    4,498       124,100
   Aeropostale, Inc.*  ..................................    3,200       116,032
   Christopher & Banks Corp. ............................    5,296       111,799
   TBC Corp.*  ..........................................    3,802       111,665
   Children's Place Retail Stores, Inc.* ................    3,598       111,430
   Haverty Furniture Cos., Inc. .........................    5,205       110,762
   Hancock Fabrics, Inc./DE .............................    6,796       107,988
   Dick's Sporting Goods, Inc.* .........................    1,800       104,652
   Sports Authority, Inc.* ..............................    2,400        96,192
   Men's Wearhouse, Inc.*+  .............................    3,600        95,652
   Intertan, Inc.* ......................................    6,700        93,599
   Guitar Center, Inc.*+  ...............................    2,496        92,701
   Stein Mart, Inc.* ....................................    6,704        92,515
   CSK Auto Corp.*+ .....................................    4,900        88,739
   Bebe Stores, Inc.*  ..................................    2,599        87,170
   Hibbett Sporting Goods, Inc.* ........................    2,200        83,908
   West Marine, Inc.* ...................................    2,604        82,937
   Jo-Ann Stores, Inc.* .................................    2,905        81,485
   Kirkland's, Inc.*  ...................................    4,905        80,099
   Monro Muffler Brake, Inc.* ...........................    3,200        79,968
   Cole National Corp.* .................................    3,299        72,809
   Cost Plus, Inc.* .....................................    1,600        66,800
   America's Car Mart, Inc.* ............................    2,201        59,317
                                                                     -----------
TOTAL SPECIALTY RETAIL                                                 8,203,481
                                                                     -----------

See Notes to Financial Statements.

40


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                             SHARES    (NOTE 1)
--------------------------------------------------------------------------------

   HOTELS RESTAURANTS & LEISURE 1.9%
   Six Flags, Inc.* ......................................   79,197   $  621,696
   CEC Entertainment, Inc.* ..............................    6,100      211,670
   P.F. Chang's China Bistro, Inc.* ......................    3,700      186,147
   Choice Hotels International, Inc.+ ....................    3,904      174,665
   La Quinta Corp.* ......................................   22,599      170,397
   Bob Evans Farms, Inc.+ ................................    4,799      155,680
   Jack in the Box, Inc.* ................................    5,697      142,254
   CKE Restaurants, Inc.* ................................   14,297      141,540
   Landry's Restaurants, Inc.+ ...........................    4,300      128,269
   Sonic Corp.* ..........................................    3,600      123,408
   Shuffle Master, Inc.*+                                     2,500      116,225
   Penn National Gaming, Inc.* ...........................    3,999      115,051
   Panera Bread Co.--Class A*+ ...........................    2,900      112,868
   Multimedia Games, Inc.*+ ..............................    4,500      111,330
   Scientific Games Corp.- Class A* ......................    5,797      108,520
   Boyd Gaming Corp.+ ....................................    4,605      105,408
   Alliance Gaming Corp.* ................................    3,099       99,571
   Ameristar Casinos, Inc.* ..............................    2,900       97,872
   Argosy Gaming Co.* ....................................    2,700       95,985
   Isle of Capri Casinos, Inc.* ..........................    3,605       90,630
   Prime Hospitality Corp.* ..............................    7,103       80,832
   Aztar Corp.* ..........................................    3,296       80,785
   Extended Stay America, Inc. ...........................    4,100       79,417
   IHOP Corp. ............................................    2,303       79,315
   Rare Hospitality International, Inc.* .................    2,800       77,700
   O'Charleys, Inc.* .....................................    4,200       76,650
   Steak N Shake Co.* ....................................    3,900       75,075
   Red Robin Gourmet Burgers, Inc.* ......................    2,600       73,840
   Ryan's Family Steak Houses, Inc.* .....................    4,300       73,573
   Chicago Pizza & Brewery, Inc.* ........................    5,600       73,192
   MTR Gaming Group, Inc.* ...............................    7,199       71,990
   Papa John's International, Inc.* ......................    2,100       71,064
   Triarc Cos.--Class B ..................................    6,300       69,048
   Vail Resorts, Inc.* ...................................    4,100       64,616
   Bally Total Fitness Holding Corp.* ....................   10,201       59,778
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                     4,216,061
                                                                      ----------
   TEXTILES & APPAREL 1.1%
   Skechers U.S.A., Inc.--Class A* .......................   43,703      572,946
   Warnaco Group, Inc.*+ .................................   26,196      526,278
   Russell Corp. .........................................   14,497      264,715
   Kellwood Co. ..........................................    4,001      157,039
   Phillips-Van Heusen Corp. .............................    7,800      144,300
   Unifirst Corp./MA .....................................    4,696      129,516
   K-Swiss, Inc.--Class A ................................    4,000       97,880
   Quiksilver, Inc.*+ ....................................    4,200       91,770
   Oxford Industries, Inc. ...............................    1,896       87,576
   Vans, Inc.* ...........................................    5,700       84,360
   Brown Shoe Co., Inc. ..................................    1,999       72,824
   Stride Rite Corp. .....................................    6,602       70,047
                                                                      ----------
TOTAL TEXTILES & APPAREL                                               2,299,251
                                                                      ----------
   MEDIA 1.0%
   Primedia, Inc.* .......................................   95,000      256,500
   Mediacom Communications Corp.* ........................   25,400      203,708
   Charter Communications, Inc.--Class A*+ ...............   40,201      189,347
   RH Donnelley Corp.* ...................................    3,800      177,460

See Notes to Financial Statements.

                                                                ANNUAL REPORT 41


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                             SHARES    (NOTE 1)
--------------------------------------------------------------------------------

   Insight Communications Co., Inc.* .....................   15,600   $  156,000
   AMC Entertainment, Inc.* ..............................    9,104      139,746
   Grey Global Group, Inc. ...............................      200      138,000
   ADVO, Inc. ............................................    4,200      135,324
   Salem Communications Corp./DE-- Class A* ..............    2,900       79,402
   Catalina Marketing Corp.* .............................    3,905       75,718
   Saga Communications, Inc.--Class A* ...................    4,000       74,600
   Thomas Nelson, Inc. ...................................    2,700       73,494
   Harris Interactive, Inc.* .............................    8,700       73,341
   Cumulus Media, Inc.-- Class A* ........................    3,600       71,964
   Journal Register Co.* .................................    3,400       71,060
   Emmis Communications Corp.--Class A*+ .................    2,900       69,049
   ProQuest Co.* .........................................    2,300       67,091
   Spanish Broadcasting Systems* .........................    6,098       63,724
   Young Broadcasting, Inc.--Class A* ....................    3,405       61,631
   4Kids Entertainment, Inc.* ............................    2,500       55,925
                                                                      ----------
TOTAL MEDIA                                                            2,233,084
                                                                      ----------
   AUTO COMPONENTS 0.7%
   Goodyear Tire & Rubber Co.*+ ..........................   38,700      330,498
   Cooper Tire & Rubber Co. ..............................   15,004      302,331
   Tenneco Automotive, Inc.* .............................   20,402      258,901
   Visteon Corp. .........................................   20,800      199,056
   Modine Manufacturing Co. ..............................    4,197      109,374
   Drew Industries, Inc.* ................................    2,700       94,716
   Dura Automotive Systems, Inc.-- Class A* ..............    5,700       75,753
   Keystone Automotive Industries, Inc.* .................    2,600       71,136
   Collins & Aikman Corp.* ...............................   12,802       70,411
                                                                      ----------
TOTAL AUTO COMPONENTS                                                  1,512,176
                                                                      ----------
   HOUSEHOLD DURABLES 0.6%
   Standard-Pacific Corp.+ ...............................    5,100      306,000
   Brookfield Homes Corp. ................................    6,301      221,102
   Applica, Inc.* ........................................   15,505      174,276
   Champion Enterprises, Inc.*+ ..........................   15,602      165,381
   Jarden Corp.* .........................................    3,498      124,214
   Interface, Inc.-- Class A* ............................   10,800       85,860
   Hooker Furniture Corp. ................................    3,405       79,132
   American Greetings Corp.--Class A*+ ...................    3,405       77,532
   Yankee Candle Co., Inc.*+ .............................    2,700       74,466
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                               1,307,963
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   SCP Pool Corp.* .......................................    7,300      271,998
   Arctic Cat, Inc. ......................................    5,100      129,999
   Callaway Golf Co. .....................................    6,100      115,778
   Marinemax, Inc.* ......................................    3,301       87,708
   RC2 Corp.* ............................................    2,900       79,750
   Oakley, Inc. ..........................................    5,300       78,652
   K2, Inc.* .............................................    4,400       70,532
                                                                      ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       834,417
                                                                      ----------
   INTERNET & CATALOG RETAIL 0.3%

   Insight Enterprises, Inc.* ............................    9,196      177,023

See Notes to Financial Statements.

42


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                            SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   Coldwater Creek, Inc.* ...............................    7,397   $   157,704
   Netflix, Inc.*+ ......................................    3,504       119,557
   Priceline.com, Inc.*+ ................................    3,903       105,225
   1-800-FLOWERS.com, Inc.* .............................    7,704        73,727
   ValueVision Media, Inc.--Class A*  ...................    4,300        66,005
                                                                     -----------
TOTAL INTERNET & CATALOG RETAIL                                          699,241
                                                                     -----------
   AUTOMOBILES 0.3%

   Monaco Coach Corp. ...................................    6,800       182,240
   Fleetwood Enterprises, Inc.*+  .......................   11,197       137,499
   Thor Industries, Inc. ................................    4,800       128,928
   Winnebago Industries, Inc. ...........................    3,900       121,563
   Coachmen Industries, Inc. ............................    4,103        68,438
                                                                     -----------
TOTAL AUTOMOBILES                                                        638,668
                                                                     -----------
   MULTILINE RETAIL 0.1%

   Fred's, Inc. .........................................    5,600       135,912
   Tuesday Morning Corp.* ...............................    2,198        75,743
                                                                     -----------
TOTAL MULTILINE RETAIL                                                   211,655
                                                                     -----------
   DISTRIBUTORS 0.1%

   Blue Rhino Corp.* ....................................    5,200        88,088
   Handleman Co. ........................................    3,405        81,516
                                                                     -----------
TOTAL DISTRIBUTORS                                                       169,604
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY                                          22,325,601
                                                                     -----------
INDUSTRIALS 9.6%

   COMMERCIAL SERVICES & SUPPLIES 2.5%

Waste Connections, Inc.* ................................   13,496       537,141
Corrections Corp. of America*  ..........................   10,800       384,480
Korn/Ferry International, Inc.* .........................   17,398       278,368
Tetra Tech, Inc.*  ......................................   12,003       257,584
Mobile Mini, Inc.* ......................................   14,800       256,040
Copart, Inc.*  ..........................................   11,000       239,030
United Stationers, Inc.* ................................    5,597       235,634
Kroll, Inc.* ............................................    8,100       217,485
Navigant Consulting, Inc.* ..............................   10,404       210,473
Strayer Education, Inc.+  ...............................    1,799       210,429
NCO Group, Inc.* ........................................    8,800       205,656
School Specialty, Inc.*+  ...............................    5,399       192,042
Gundle/SLT Environmental, Inc.* .........................   10,002       184,237
CoStar Group, Inc.* .....................................    4,898       180,687
United Rentals, Inc.*  ..................................    9,800       174,146
Gevity HR, Inc. .........................................    5,604       163,637
Brink's Co. .............................................    5,400       148,932
G & K Services, Inc.-- Class A ..........................    3,904       145,307
Brady Corp.-- Class A ...................................    3,504       133,432
Imagistics International, Inc.* .........................    2,597       114,398
Administaff, Inc.*  .....................................    6,204       108,136
Heidrick & Struggles International, Inc.* ...............    4,102        98,161
Sylvan Learning Systems, Inc.*+ .........................    2,298        80,683
TRC Cos., Inc.*  ........................................    4,300        80,453
Spherion Corp.*  ........................................    7,798        79,773
Century Business Services, Inc.* ........................   16,102        79,061
Charles River Associates, Inc.*  ........................    2,400        78,686
Labor Ready, Inc.* ......................................    5,599        75,698
Angelica Corp. ..........................................    3,300        75,339
PRG-Schultz International, Inc.* ........................   17,097        75,227
Rollins, Inc. ...........................................    2,900        74,733
Exult, Inc.*+ ...........................................   11,804        73,539
Cornell Cos., Inc.*  ....................................    5,901        68,275

See Notes to Financial Statements.

                                                                ANNUAL REPORT 43


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   Teletech Holdings, Inc.* ..........................        9,300   $   58,218
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   5,575,120
                                                                      ----------
   MACHINERY 2.2%
   Mueller Industries, Inc. ..........................       16,502      560,903
   Toro Co. ..........................................        8,400      520,800
   CUNO, Inc.* .......................................        9,401      421,917
   Terex Corp.*+ .....................................        8,599      317,905
   IDEX Corp.+ .......................................        6,701      291,359
   Joy Global, Inc.+ .................................        9,904      278,005
   Kadant, Inc.* .....................................       11,800      246,030
   ASV, Inc.* ........................................        6,599      200,610
   Manitowoc Co., Inc. ...............................        6,499      192,240
   Flowserve Corp.* ..................................        8,696      182,181
   Barnes Group, Inc. ................................        5,602      156,240
   Ceradyne, Inc.* ...................................        4,000      144,600
   NACCO Industries, Inc.--Class A ...................        1,702      140,245
   Cascade Corp. .....................................        6,003      121,861
   Actuant Corp.--Class A*+ ..........................        3,003      117,808
   Thomas Industries, Inc. ...........................        3,703      116,644
   EnPro Industries, Inc.* ...........................        5,600      105,952
   Nordson Corp.......................................        2,802      104,963
   Albany International Corp.--Class A ...............        3,500       94,115
   Oshkosh Truck Corp. ...............................        1,600       89,120
   CLARCOR, Inc. .....................................        1,705       75,276
   Tecumseh Products Co--Class A .....................        1,700       71,570
   Gardner Denver, Inc.* .............................        2,604       70,516
   Wabash National Corp.*+ ...........................        2,905       68,558
   Wabtec Corp. ......................................        4,499       64,066
                                                                      ----------
TOTAL MACHINERY                                                        4,753,484
                                                                      ----------
   ELECTRICAL EQUIPMENT 1.0%
   Regal-Beloit Corp. ................................       29,596      591,328
   Thomas & Betts Corp. ..............................       14,700      320,754
   Genlyte Group, Inc.*  .............................        5,300      297,012
   Roper Industries, Inc. ............................        5,004      241,443
   Belden, Inc. ......................................        8,100      153,657
   A.O. Smith Corp. ..................................        4,799      138,931
   Acuity Brands, Inc. ...............................        4,200      100,296
   FuelCell Energy, Inc.* ............................        6,797       92,168
   Franklin Electric Co., Inc. .......................        1,200       76,416
   Valence Technology, Inc.*+  .......................       15,205       67,662
   General Cable Corp.* ..............................        8,800       64,944
                                                                      ----------
TOTAL ELECTRICAL EQUIPMENT                                             2,144,611
                                                                      ----------
   ROAD & RAIL 0.9%
   Dollar Thrifty Automotive Group, Inc.*+ ...........       28,900      730,303
   SCS Transportation, Inc.* .........................       13,597      296,415
   Heartland Express, Inc. ...........................       13,004      296,231
   Old Dominion Freight Line, Inc.*  .................        6,103      205,671
   USF Corp. .........................................        3,100      106,082
   RailAmerica, Inc.* ................................        8,802      106,064
   Genesee & Wyoming, Inc.--Class A*  ................        3,800       93,860
   Covenant Transport, Inc.--Class A*  ...............        4,302       77,565
   Arkansas Best Corp. ...............................        2,600       69,654
   Kansas City Southern* .............................        5,000       69,500
                                                                      ----------
TOTAL ROAD & RAIL                                                      2,051,345
                                                                      ----------
   AEROSPACE & DEFENSE 0.6%
   Aviall, Inc.*  ....................................       16,905      256,956
   Engineered Support Systems, Inc. ..................        4,399      214,627
   Armor Holdings, Inc.* .............................        6,101      201,943
   Curtiss-Wright Corp. ..............................        3,097      145,156
   United Industrial Corp./NY ........................        7,600      143,944
   Triumph Group, Inc.* ..............................        4,000      132,200
   Moog, Inc. - Class A* .............................        2,900       98,948

See Notes to Financial Statements.

44


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   Esterline Technologies Corp.* .....................       3,097   $    76,961
   Gencorp, Inc. .....................................       6,899        74,716
   MTC Technologies, Inc.* ...........................       2,500        62,775
                                                                     -----------
TOTAL AEROSPACE & DEFENSE                                              1,408,226
                                                                     -----------
   CONSTRUCTION & ENGINEERING 0.6%
   Granite Construction, Inc. ........................      16,502       392,252
   Dycom Industries, Inc.* ...........................      14,298       379,183
   URS Corp.*  .......................................       6,605       190,092
   Washington Group International, Inc.* .............       3,100       113,491
   Mastec, Inc.* .....................................       7,704        72,957
   Quanta Services, Inc.* ............................       8,600        60,888
                                                                     -----------
TOTAL CONSTRUCTION & ENGINEERING                                       1,208,863
                                                                     -----------
   BUILDING PRODUCTS 0.5%
   ElkCorp ...........................................       7,200       195,048
   York International Corp. ..........................       4,900       192,619
   Simpson Manufacturing Co., Inc.* ..................       3,403       166,577
   USG Corp.* ........................................       9,204       160,978
   Universal Forest Products, Inc.+  .................       5,005       154,454
   NCI Building Systems, Inc.* .......................       3,400        79,764
   Jacuzzi Brands, Inc.* .............................       8,402        78,811
   Griffon Corp.*  ...................................       3,301        71,302
                                                                     -----------
TOTAL BUILDING PRODUCTS                                                1,099,553
                                                                     -----------
   AIRLINES 0.5%
   Alaska Air Group, Inc.* ...........................      12,100       298,386
   AMR Corp.*+ .......................................      22,202       282,632
   America West Holdings Corp.--Class B*+ ............      16,600       158,198
   AirTran Holdings, Inc.*+  .........................      11,000       130,680
   SkyWest, Inc. .....................................       6,300       121,212
                                                                     -----------
TOTAL AIRLINES                                                           991,108
                                                                     -----------
   MARINE 0.3%
   Alexander & Baldwin, Inc. .........................      14,298       472,978
   Kirby Corp.*  .....................................       8,300       280,457
                                                                     -----------
TOTAL MARINE                                                             753,435
                                                                     -----------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Hughes Supply, Inc. ...............................       6,204       325,090
   Watsco, Inc. ......................................       4,797       139,113
   Aceto Corp. .......................................       5,102        80,152
                                                                     -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   544,355
                                                                     -----------
   AIR FREIGHT & COURIERS 0.1%
   EGL, Inc.*+  ......................................      17,901       321,502
                                                                     -----------
TOTAL AIR FREIGHT & COURIERS                                             321,502
                                                                     -----------
   INDUSTRIAL CONGLOMERATES 0.1%
   Raven Industries, Inc. ............................       2,504        76,622
   Tredegar Corp. ....................................       4,900        71,687
   Walter Industries, Inc. ...........................       6,001        71,652
                                                                     -----------
TOTAL INDUSTRIAL CONGLOMERATES                                           219,961
                                                                     -----------
TOTAL INDUSTRIALS                                                     21,071,563
                                                                     -----------
HEALTH CARE 8.9%
   BIOTECHNOLOGY 4.4%
   Exelixis, Inc.* ...................................     116,463       995,759
   Gene Logic, Inc.*  ................................     190,804       963,560
   Corixa Corp.*+ ....................................     129,300       827,882
   United Therapeutics Corp.* ........................      26,804       638,739
   Alexion Pharmaceuticals, Inc.* ....................      21,700       515,592
   Diversa Corp.*  ...................................      50,831       450,363
   Tularik, Inc.*  ...................................      14,100       346,155
   Cell Therapeutics, Inc.*+  ........................      38,501       325,718
   Martek Biosciences Corp.*+ ........................       5,604       319,428

See Notes to Financial Statements.

                                                                ANNUAL REPORT 45


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   Gen-Probe, Inc.* ..................................        9,105   $  304,198
   Ligand Pharmaceuticals, Inc.--Class B* ............       14,000      281,400
   Onyx Pharmaceuticals, Inc.* .......................        6,102      246,887
   Techne Corp.* .....................................        5,501      224,496
   Regeneron Pharmaceuticals, Inc.* ..................       16,305      221,422
   ILEX Oncology, Inc.* ..............................        9,003      215,352
   Praecis Pharmaceuticals,Inc.* .....................       33,602      198,588
   Cell Genesys, Inc.* ...............................       16,198      195,024
   Savient Pharmaceuticals, Inc.* ....................       51,098      193,150
   OSI Pharmaceuticals, Inc.* ........................        4,999      191,962
   Encysive Pharmaceuticals, Inc.* ...................       17,496      179,859
   Incyte Corp.* .....................................       21,396      177,801
   Abgenix, Inc.*+ ...................................       13,000      172,770
   Neopharm, Inc.* ...................................        8,103      152,012
   Digene Corp.* .....................................        4,300      147,748
   Telik, Inc.* ......................................        5,404      145,043
   Alkermes, Inc.* ...................................        8,900      142,311
   deCODE Genetics, Inc.* ............................       13,400      142,040
   Lexicon Genetics, Inc./TX* ........................       22,500      141,075
   NPS Pharmaceuticals, Inc.* ........................        4,897      139,809
   CuraGen Corp.* ....................................       21,500      134,160
   Ciphergen Biosystems, Inc.* .......................       15,504      129,148
   CV Therapeutics, Inc.* ............................        8,498      128,575
   Geron Corp.* ......................................       11,304      106,258
                                                                      ----------
TOTAL BIOTECHNOLOGY                                                    9,694,284
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
   Kyphon, Inc.* .....................................       25,897      619,197
   Dade Behring Holdings, Inc.* ......................       10,600      471,488
   West Pharmaceutical Services, Inc. ................       11,498      430,025
   Thoratec Corp.*+ ..................................       22,600      282,274
   Wilson Greatbatch Technologies, Inc.*+ ............        7,703      279,465
   Nektar Therapeutics* ..............................       11,700      252,486
   Inamed Corp.* .....................................        4,600      245,088
   Advanced Neuromodulation Systems, Inc.* ...........        6,499      234,549
   VISX, Inc.* .......................................       11,198      218,585
   Align Technology, Inc.* ...........................       11,401      216,733
   Mine Safety Appliances Co. ........................        6,798      192,791
   CardioDynamics International Corp.* ...............       22,300      140,936
   Sybron Dental Specialties, Inc.* ..................        5,000      136,250
   Therasense, Inc.* .................................        5,000      134,800
   Diagnostic Products Corp. .........................        2,900      125,570
   Intuitive Surgical, Inc.* .........................        7,298      124,066
   Wright Medical Group, Inc.* .......................        4,000      122,800
   Ventana Medical Systems, Inc.* ....................        2,900      118,784
   Merit Medical Systems Inc.* .......................        5,399      116,834
   Cyberonics, Inc.* .................................        3,800       91,048
   BioVeris Corp.* ...................................        7,430       88,046
                                                                      ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 4,641,815
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES 1.7%
   Cerner Corp.*+ ....................................       15,400      695,926
   Covance, Inc.*+ ...................................       11,203      385,831
   NDCHealth Corp. ...................................       12,500      339,375
   Accredo Health, Inc.* .............................        8,596      327,508
   The Trizetto Group, Inc.* .........................       36,900      285,975

See Notes to Financial Statements.

46


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   Pediatrix Medical Group, Inc.* ........................    3,801   $  239,463
   VCA Antech, Inc.*+ ....................................    4,696      167,318
   Select Medical Corp. ..................................    9,800      163,660
   Omnicell, Inc.* .......................................    8,000      158,480
   eResearch Technology, Inc.*+ ..........................    5,498      154,219
   Odyssey HealthCare, Inc.* .............................    7,596      143,185
   American Healthways, Inc.*+ ...........................    5,698      139,145
   AmSurg Corp.* .........................................    6,003      136,328
   Beverly Enterprises, Inc.*+ ...........................   19,603      125,459
   Province Healthcare Co.* ..............................    7,300      116,070
   United Surgical Partners International, Inc.* .........    3,105      105,384
                                                                      ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 3,683,326
                                                                      ----------
   PHARMACEUTICALS 0.7%
   Bentley Pharmaceuticals, Inc.* ........................   28,797      345,852
   Medicines Co.* ........................................    6,997      225,373
   Antigenics, Inc.*+ ....................................   21,005      223,913
   Salix Pharmaceuticals Ltd.* ...........................    6,603      191,619
   SuperGen, Inc.*+ ......................................   14,302      183,066
   Atrix Laboratories, Inc.* .............................    6,198      158,049
   Kos Pharmaceuticals, Inc.* ............................    3,800      154,812
   Guilford Pharmaceuticals, Inc.*+ ......................   13,999      101,213
                                                                      ----------
TOTAL PHARMACEUTICALS                                                  1,583,897
                                                                      ----------
TOTAL HEALTH CARE                                                     19,603,322
                                                                      ----------
MATERIALS 3.5%
   CHEMICALS 1.3%
   Olin Corp.+ ...........................................   89,700   $1,601,145
   A. Schulman , Inc. ....................................   22,097      434,206
   OM Group, Inc.*+ ......................................   12,398      376,899
   FMC Corp.* ............................................    6,500      278,330
   Hercules, Inc.* .......................................   15,100      173,348
                                                                      ----------
TOTAL CHEMICALS                                                        2,863,928
                                                                      ----------
   METALS & MINING 1.1%
   Arch Coal, Inc.+ ......................................   18,996      596,285
   Coeur D'alene Mines Corp.*+ ...........................   51,197      358,379
   Royal Gold, Inc.+ .....................................   18,597      329,353
   Quanex Corp. ..........................................    7,600      322,924
   GrafTech International Ltd.*+ .........................   16,997      254,105
   Massey Energy Co.+ ....................................   10,800      238,356
   Schnitzer Steel Industries, Inc.--Class A+ ............    6,003      192,456
   Carpenter Technology Corp. ............................    5,600      184,128
                                                                      ----------
TOTAL METALS & MINING                                                  2,475,986
                                                                      ----------
   PAPER & FOREST PRODUCTS 0.6%
   Louisiana-Pacific Corp.+ ..............................   33,900      874,620
   Potlatch Corp. ........................................   12,300      501,225
                                                                      ----------
TOTAL PAPER & FOREST PRODUCTS                                          1,375,845
                                                                      ----------
   CONTAINERS & PACKAGING 0.5%
   Crown Holdings, Inc.*+ ................................   51,600      480,912
   Silgan Holdings, Inc.* ................................    8,100      370,413
   Caraustar Industries, Inc.* ...........................   12,701      147,967
                                                                      ----------
TOTAL CONTAINERS & PACKAGING                                             999,292
                                                                      ----------
TOTAL MATERIALS                                                        7,715,051
                                                                      ----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 47


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

ENERGY 2.9%
   OIL & GAS 1.9%
   Forest Oil Corp.*  ....................................   31,503   $  795,451
   Tom Brown, Inc.*+  ....................................   19,700      740,720
   Houston Exploration Co.*  .............................   10,700      478,611
   Energy Partners Ltd.* .................................   31,400      419,190
   Vintage Petroleum, Inc. ...............................   22,600      331,316
   Patina Oil & Gas Corp. ................................   10,702      280,927
   Petroleum Development Corp.* ..........................    8,003      229,286
   Tesoro Petroleum Corp.*+ ..............................   12,200      229,238
   Magnum Hunter Resources, Inc.*  .......................   21,399      216,986
   Comstock Resources, Inc.* .............................   10,802      214,636
   Evergreen Resources, Inc.*+  ..........................    5,900      202,665
   Clayton Williams Energy, Inc.* ........................    4,902      170,099
                                                                      ----------
TOTAL OIL & GAS                                                        4,309,125
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES 1.0%
   Maverick Tube Corp.*+ .................................   76,299    1,796,841
   Cal Dive International, Inc.*+  .......................   13,403      346,200
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                      2,143,041
                                                                      ----------
TOTAL ENERGY                                                           6,452,166
                                                                      ----------
UTILITIES 1.9%
   MULTI-UTILITIES 0.8%
   Westar Energy, Inc.+ ..................................   44,804      939,092
   Avista Corp. ..........................................   35,703      675,501
   Sierra Pacific Resources Corp.*+ ......................   22,926      169,652
                                                                      ----------
TOTAL MULTI-UTILITIES                                                  1,784,245
                                                                      ----------
   GAS UTILITIES 0.7%
   Southern Union Co.* ...................................   50,504      957,051
   Atmos Energy Corp. ....................................   21,603      552,388
                                                                      ----------
TOTAL GAS UTILITIES                                                    1,509,439
                                                                      ----------
   ELECTRIC UTILITIES 0.4%
   Allegheny Energy, Inc.*+  .............................   49,105      673,230
   Unisource Energy Corp. ................................    5,000      122,850
   Idacorp, Inc. .........................................    2,300       68,770
                                                                      ----------
TOTAL ELECTRIC UTILITIES                                                 864,850
                                                                      ----------
TOTAL UTILITIES                                                        4,158,534
                                                                      ----------
CONSUMER STAPLES 1.5%
   FOOD PRODUCTS 0.6%
   Corn Products International, Inc. .....................   15,305      612,200
   Chiquita Brands International, Inc.* ..................   12,200      254,370
   Pilgrim's Pride Corp. .................................   11,100      248,973
   Sanderson Farms, Inc. .................................    5,798      212,961
                                                                      ----------
TOTAL FOOD PRODUCTS                                                    1,328,504
                                                                      ----------
   FOOD & DRUG RETAILING 0.4%
   Casey's General Stores, Inc. ..........................   23,104      383,526
   Ruddick Corp. .........................................   14,399      291,436
   7-Eleven, Inc.*  ......................................   18,302      277,641
                                                                      ----------
TOTAL FOOD & DRUG RETAILING                                              952,603
                                                                      ----------
   HOUSEHOLD PRODUCTS 0.3%
   Rayovac Corp.* ........................................   19,703      563,506
                                                                      ----------
TOTAL HOUSEHOLD PRODUCTS                                                 563,506
                                                                      ----------
   PERSONAL PRODUCTS 0.2%
   NBTY, Inc.*  ..........................................    8,297      308,482
   USANA Health Sciences, Inc.* ..........................    4,700      109,651
                                                                      ----------
TOTAL PERSONAL PRODUCTS                                                  418,133
                                                                      ----------
TOTAL CONSUMER STAPLES                                                 3,262,746
                                                                      ----------

See Notes to Financial Statements.

48


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.0%
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   Boston Communications Group, Inc.*  .................   33,405   $    395,849
   At Road, Inc.*  .....................................   31,000        380,370
   NII Holdings, Inc.--Class B*+ .......................    8,405        294,427
   Aether Systems, Inc.*  ..............................   55,497        258,061
                                                                    ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              1,328,707
                                                                    ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
   PTEK Holdings, Inc.*  ...............................   36,199        332,669
   Golden Telecom, Inc.+ ...............................    9,302        316,547
   Gray Television, Inc. ...............................    7,500        109,650
                                                                    ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             758,866
                                                                    ------------
TOTAL TELECOMMUNICATION SERVICES                                       2,087,573
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $134,302,824) .................................             146,446,831
                                                                    ------------

                                                             FACE
                                                           AMOUNT
                                                      -----------
REPURCHASE AGREEMENTS 27.4%
Repurchase Agreement (Note 6)
   0.98% due 04/01/04 .............................   $ 5,415,092      5,415,092
   0.96% due 04/01/04 .............................    18,865,502     18,865,502
   0.95% due 04/01/04 .............................    17,123,748     17,123,748
   0.93% due 04/01/04 .............................    18,865,502     18,865,502
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $60,269,844) .............................                   60,269,844
                                                                    ------------
SECURITIES LENDING COLLATERAL 5.9%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank
   (Note 10) ......................................    12,848,338     12,848,338
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $12,848,338) .............................                   12,848,338
                                                                    ------------
TOTAL INVESTMENTS 100%
   (Cost $207,421,006) ............................                 $219,565,013
                                                                    ============

See Notes to Financial Statements.

                                                                ANNUAL REPORT 49


MEKROS FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

================================================================================

                                                                     UNREALIZED
                                                                     GAIN (LOSS)
                                                        CONTRACTS     (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2004 Russell 2000 Index Mini Futures Contracts
   (Aggregate Market Value of Contracts
   $78,029,250) .....................................     1,325      $2,116,245
                                                                     ==========

                                                          UNITS
                                                          -----

EQUITY INDEX SWAP AGREEMENTS

April 2004 Russell 2000 Index Swap, Maturing
   04/02/04** (Notional Value $65,803,178) ..........    111,472     $ (506,934)
April 2004 Russell 2000 Index Swap, Maturing
   04/22/04** (Notional Value $45,298,565) ..........     78,201        854,267
                                                                     ----------
(TOTAL NOTIONAL MARKET VALUE $111,101,743) ..........                $  347,333
                                                                     ==========

*    NON-INCOME PRODUCING SECURITIES

**   PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2004--SEE
     NOTE 10.

ADR-AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

50


U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 2.6%
Federal Home Loan Bank*
   0.97% due 04/21/04 ..............................   $ 2,000,000   $ 1,998,922
                                                                     -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,998,922) ...............................                   1,998,922
                                                                     -----------
U.S. TREASURY OBLIGATIONS 95.4%
U.S. Treasury Bond
   5.38% due 02/15/31 ..............................    66,196,000    72,112,267
                                                                     -----------
TOTAL U.S.TREASURY OBLIGATIONS
   (Cost $67,306,883) ..............................                  72,112,267
                                                                     -----------
REPURCHASE AGREEMENTS 2.0%
Repurchase Agreement (Note 6)
   0.98% due 04/01/04 ..............................       132,415       132,415
   0.96% due 04/01/04 ..............................       461,319       461,319
   0.95% due 04/01/04 ..............................       418,728       418,728
   0.93% due 04/01/04 ..............................       461,319       461,319
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,473,781) ...............................                   1,473,781
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $70,779,586) ..............................                 $75,584,970
                                                                     ===========

================================================================================

                                                                      UNREALIZED
                                                                            GAIN
                                                          CONTRACTS     (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2004 U.S. Treasury Bond Futures Contracts
   (Aggregate Market Value of Contracts
    $24,054,000) ......................................        211     $464,485
                                                                       ========

* THE ISSUER IS A PUBLICALLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 51


LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 89.2%
Federal Home Loan Bank*
   0.99% due 04/16/04 ..............................   $25,000,000   $24,989,740
                                                                     -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $24,989,740) ..............................                  24,989,740
                                                                     -----------
REPURCHASE AGREEMENTS 10.8%
Repurchase Agreement (Note 6)
   0.98% due 04/01/04 ..............................       270,991       270,991
   0.96% due 04/01/04 ..............................       944,100       944,100
   0.95% due 04/01/04 ..............................       856,936       856,936
   0.93% due 04/01/04 ..............................       944,100       944,100
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,016,127) ...............................                   3,016,127
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $28,005,867) ..............................                 $28,005,867
                                                                     ===========

================================================================================

                                                                      UNREALIZED
                                                                            LOSS
                                                            UNITS       (NOTE 1)
--------------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENT
April 2004 Dow Jones Europe STOXX 50 Index Swap,
   Maturing 04/08/04** (Notional Value $48,290,119) ...    13,334   $(1,045,429)
                                                                    ===========

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

** PRICE RETURN BASED ON DOW JONES EUROPE STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

52


LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                             FACE          VALUE
                                                           AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 58.1%
Federal Farm Credit Bank*
   0.95% due 04/02/04 .............................   $15,000,000   $ 14,999,604
Federal Home Loan Bank*
   0.97% due 04/02/04 .............................    50,000,000     49,998,653
   0.99% due 04/16/04 .............................    25,000,000     24,989,740
                                                                    ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $89,987,997) .............................                   89,987,997
                                                                    ------------
REPURCHASE AGREEMENTS 41.9%
Repurchase Agreement (Note 6)
   0.98% due 04/01/04 .............................     5,838,172      5,838,172
   0.96% due 04/01/04 .............................    20,339,457     20,339,457
   0.95% due 04/01/04 .............................    18,461,622     18,461,622
   0.93% due 04/01/04 .............................    20,339,457     20,339,457
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $64,978,708) .............................                   64,978,708
                                                                    ------------
TOTAL INVESTMENTS 100%
   (Cost $154,966,705) ............................                 $154,966,705
                                                                    ============

--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                                                            GAIN
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2004 Yen Currency Exchange Futures Contracts
   (Aggregate Market Value of Contracts
      $34,094,200) ..................................          284   $ 1,101,392
June 2004 Nikkei 225 Futures Contracts
   (Aggregate Market Value of Contracts
      $24,733,750) ..................................          421       784,939
                                                                     -----------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
   $58,827,950) .....................................                $ 1,886,331
                                                                     ===========

                                                             UNITS
                                                        ----------
EQUITY INDEX SWAP AGREEMENT
April 2004 Topix 100 Index Swap, Maturing 04/08/04**
   (Notional Value $189,374,579) ....................   24,310,952   $11,674,943
                                                                     ===========

* THE ISSUER IS A PUBLICALLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**   PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 53


SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 98.2%

INDUSTRIALS 21.9%
   COMMERCIAL SERVICES & SUPPLIES 5.9%
   United Stationers, Inc.* ..............................    3,067   $  129,121
   Kroll, Inc.* ..........................................    3,804      102,137
   Waste Connections, Inc.* ..............................    2,557      101,769
   ABM Industries, Inc. ..................................    4,504       80,847
   G & K Services, Inc.--Class A .........................    1,845       68,671
   Imagistics International, Inc.* .......................    1,527       67,264
   Central Parking Corp. .................................    3,257       65,401
   School Specialty, Inc.* ...............................    1,692       60,184
   NCO Group, Inc.* ......................................    2,534       59,220
   Ionics, Inc.* .........................................    2,073       58,873
   CDI Corp. .............................................    1,744       56,296
   Spherion Corp.* .......................................    5,421       55,457
   Bowne & Co., Inc. .....................................    3,079       52,651
   Consolidated Graphics, Inc.* ..........................    1,260       48,447
   Roto-Rooter, Inc. .....................................      879       44,433
   Standard Register Co. .................................    2,546       40,812
   Heidrick & Struggles International, Inc.* .............    1,643       39,317
   SOURCECORP, Inc.* .....................................    1,475       39,087
   Volt Information Sciences, Inc.* ......................    1,400       34,216
   PRG-Schultz International, Inc.* ......................    5,572       24,517
   Mobile Mini, Inc.* ....................................    1,335       23,096
   Angelica Corp. ........................................      801       18,287
   Insurance Auto Auctions, Inc.* ........................    1,007       14,632
   On Assignment, Inc.* ..................................    2,290       12,801
   At Cross Co--Class A* .................................    1,387        9,043
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   1,306,579
                                                                      ----------
   MACHINERY 4.8%
   Timken Co. ............................................    8,042      186,816
   IDEX Corp. ............................................    3,002      130,527
   Mueller Industries, Inc. ..............................    3,106      105,573
   Reliance Steel & Aluminum Co. .........................    2,937      103,236
   Albany International Corp.--Class A ...................    3,029       81,450
   Manitowoc Co., Inc. ...................................    2,404       71,110
   Watts Industries, Inc.--Class A .......................    2,900       67,831
   Barnes Group, Inc. ....................................    2,099       58,541
   Thomas Industries, Inc. ...............................    1,565       49,297
   Gardner Denver, Inc.*. ................................    1,706       46,198
   Valmont Industries, Inc. ..............................    2,176       43,476
   Stewart & Stevenson Services, Inc. ....................    2,559       37,413
   Robbins & Myers, Inc. .................................    1,347       29,028
   Astec Industries, Inc.* ...............................    1,757       28,305
   Lydall, Inc.* .........................................    1,788       18,238
   Wolverine Tube, Inc.* .................................    1,070        8,977
                                                                      ----------
TOTAL MACHINERY                                                        1,066,016
                                                                      ----------
   AEROSPACE & DEFENSE 2.9%
   Curtiss-Wright Corp. ..................................    1,834       85,960
   Armor Holdings, Inc.* .................................    2,531       83,776
   Moog, Inc.--Class A* ..................................    2,342       79,909
   Invision Technologies, Inc.* ..........................    1,539       76,442
   DRS Technologies, Inc.* ...............................    2,418       67,656
   Esterline Technologies Corp.* .........................    1,959       48,681
   Triumph Group, Inc.* ..................................    1,451       47,955
   Gencorp, Inc. .........................................    3,982       43,125
   EDO Corp. .............................................    1,757       42,309
   AAR Corp.* ............................................    2,914       35,784
   Kaman Corp.--Class A ..................................    2,086       31,144
                                                                      ----------
TOTAL AEROSPACE & DEFENSE                                                642,741
                                                                      ----------
   ROAD & RAIL 1.6%
   Yellow Roadway Corp.* .................................    4,223      142,188
   USF Corp. .............................................    2,469       84,489
   Kansas City Southern* .................................    5,611       77,993
   Arkansas Best Corp. ...................................    2,264       60,653
                                                                      ----------
TOTAL ROAD & RAIL                                                        365,323
                                                                      ----------
   ELECTRICAL EQUIPMENT 1.5%
   A.O.Smith Corp. .......................................    2,609       75,531

See Notes to Financial Statements.

54


SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   Woodward Governor Co. .................................      980   $   62,465
   Vicor Corp.* ..........................................    3,815       46,810
   Regal-Beloit Corp. ....................................    2,278       45,514
   Belden, Inc. ..........................................    2,315       43,916
   C&D Technologies, Inc. ................................    2,316       38,700
   MagneTek, Inc.* .......................................    2,546       19,248
                                                                      ----------
TOTAL ELECTRICAL EQUIPMENT                                               332,184
                                                                      ----------
   TRADING COMPANIES & DISTRIBUTORS 1.2%
   Hughes Supply, Inc. ...................................    2,646      138,650
   Watsco, Inc. ..........................................    2,365       68,585
   Applied Industrial Technologies, Inc. .................    1,719       39,056
   Lawson Products, Inc. .................................      852       27,784
                                                                      ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   274,075
                                                                      ----------
   CONSTRUCTION & ENGINEERING 1.1%
   URS Corp.* ............................................    3,015       86,772
   Shaw Group, Inc.* .....................................    5,509       59,717
   EMCOR Group, Inc.*  ...................................    1,387       50,903
   Insituform Technologies, Inc.--Class A* ...............    2,392       37,387
   Butler Manufacturing Co. ..............................      598       13,425
                                                                      ----------
TOTAL CONSTRUCTION & ENGINEERING                                         248,204
                                                                      ----------
   BUILDING PRODUCTS 1.1%
   Lennox International, Inc. ............................    5,355       99,335
   Griffon Corp.* ........................................    2,635       56,916
   Universal Forest Products, Inc. .......................    1,604       49,500
   Apogee Enterprises, Inc. ..............................    2,480       30,578
                                                                      ----------
TOTAL BUILDING PRODUCTS                                                  236,329
                                                                      ----------
   AIRLINES 0.7%
   SkyWest, Inc. .........................................    5,278      101,549
   Frontier Airlines, Inc.* ..............................    3,181       33,146
   Atlantic Coast Airlines Holdings, Inc.* ...............    4,085       29,698
                                                                      ----------
TOTAL AIRLINES                                                           164,393
                                                                      ----------
   INDUSTRIAL CONGLOMERATES 0.4%
   Tredegar Corp. ........................................    3,512       51,381
   Standex International Corp. ...........................    1,069       28,863
   Gerber Scientific, Inc.* ..............................    2,059       14,001
                                                                      ----------
TOTAL INDUSTRIAL CONGLOMERATES                                            94,245
                                                                      ----------
   AIR FREIGHT & COURIERS 0.4%
   EGL, Inc.* ............................................    4,349       78,108
                                                                      ----------
TOTAL AIR FREIGHT & COURIERS                                              78,108
                                                                      ----------
   MARINE 0.3%
   Kirby Corp.* ..........................................    2,214       74,811
                                                                      ----------
TOTAL MARINE                                                              74,811
                                                                      ----------
TOTAL INDUSTRIALS                                                      4,883,008
                                                                      ----------
FINANCIALS 17.9%
   THRIFTS & MORTGAGE FINANCE 4.9%
   Flagstar Bancorp, Inc. ................................    5,483      140,639
   Downey Financial Corp. ................................    2,507      132,620
   Staten Island Bancorp, Inc. ...........................    5,304      131,964
   MAF Bancorp, Inc. .....................................    3,014      130,989
   Commercial Federal Corp. ..............................    3,830      105,708
   Brookline Bancorp, Inc. ...............................    5,355       85,412
   Waypoint Financial Corp. ..............................    3,065       82,203
   BankUnited Financial Corp.--Class A* ..................    2,646       78,586
   Seacoast Financial Services Corp. .....................    2,340       78,390
   FirstFed Financial Corp.* .............................    1,541       71,087
   Anchor BanCorp Wisconsin, Inc. ........................    2,135       54,549
                                                                      ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                       1,092,147
                                                                      ----------
BANKS 4.3%
   Fremont General Corp. .................................    6,907      211,354
   Whitney Holding Corp. .................................    3,690      154,021
   Chittenden Corp. ......................................    3,294      108,702
   Susquehanna Bancshares, Inc. ..........................    3,651       93,575

See Notes to Financial Statements.

                                                                ANNUAL REPORT 55


SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   Provident Bankshares Corp. ............................    2,239   $   70,260
   Irwin Financial Corp. .................................    2,519       67,963
   Gold Banc Corp., Inc. .................................    3,624       59,071
   Sterling Bancshares, Inc./TX ..........................    4,009       53,680
   First Republic Bank ...................................    1,348       51,979
   Umpqua Holding Corp. ..................................    2,545       51,384
   Riggs National Corp. ..................................    2,559       44,040
                                                                      ----------
TOTAL BANKS                                                              966,029
                                                                      ----------
   INSURANCE 3.8%
   Hilb Rogal & Hamilton Co. .............................    3,244      123,596
   Delphi Financial Group, Inc.--Class A .................    2,849      119,715
   Philadelphia Consolidated Holding Co.* ................    2,036      118,088
   RLI Corp. .............................................    2,290       88,394
   Selective Insurance Group, Inc. .......................    2,444       85,711
   LandAmerica Financial Group, Inc. .....................    1,678       75,946
   Zenith National Insurance Corp. .......................    1,691       66,287
   Stewart Information Services Corp. ....................    1,616       63,509
   UICI* .................................................    4,161       61,416
   Presidential Life Corp. ...............................    2,621       39,263
   SCPIE Holdings Inc. ...................................      879        7,208
                                                                      ----------
TOTAL INSURANCE                                                          849,133
                                                                      ----------
   REAL ESTATE 3.5%
   Shurgard Storage Centers, Inc.--Class A ...............    4,110      163,989
   Capital Automotive REIT ...............................    3,118      110,097
   Colonial Properties Trust .............................    2,368       96,614
   Gables Residential Trust ..............................    2,557       92,691
   Lexington Corporate Properties Trust ..................    4,185       91,191
   Kilroy Realty Corp. ...................................    2,519       89,425
   Commercial Net Lease Realty ...........................    4,160       82,160
   Glenborough Realty Trust, Inc. ........................    2,863       63,988
                                                                      ----------
TOTAL REAL ESTATE                                                        790,155
                                                                      ----------
   DIVERSIFIED FINANCIALS 1.0%
   Piper Jaffray Cos.* ...................................    1,730       93,680
   Investment Technology Group, Inc.* ....................    4,198       64,229
   Financial Federal Corp.* ..............................    1,679       56,129
                                                                      ----------
TOTAL DIVERSIFIED FINANCIALS                                             214,038
                                                                      ----------
   CONSUMER FINANCE 0.3%
   Cash America International, Inc. ......................    2,518       58,040
                                                                      ----------
TOTAL CONSUMER FINANCE                                                    58,040
                                                                      ----------
   CAPITAL MARKETS 0.1%
   SWS Group, Inc. .......................................    1,552       27,796
                                                                      ----------
TOTAL CAPITAL MARKETS                                                     27,796
                                                                      ----------
TOTAL FINANCIALS                                                       3,997,338
                                                                      ----------
CONSUMER DISCRETIONARY 15.5%
   SPECIALTY RETAIL 4.6%
   Linens 'N Things, Inc.* ...............................    4,045      143,233
   PEP Boys-Manny Moe & Jack .............................    4,912      136,308
   Burlington Coat Factory Warehouse Corp. ...............    4,021       79,616
   Group 1 Automotive, Inc.* .............................    2,098       75,948
   Aaron Rents, Inc. .....................................    2,990       74,421
   Electronics Boutique Holdings Corp.* ..................    2,264       66,471
   Movie Gallery, Inc. ...................................    2,988       58,535
   Jo-Ann Stores, Inc.* ..................................    2,010       56,380
   Stein Mart, Inc.* .....................................    3,803       52,481
   Genesco, Inc.* ........................................    2,022       46,870
   Dress Barn, Inc.* .....................................    2,621       45,972
   Haverty Furniture Cos., Inc. ..........................    2,059       43,816
   Goody's Family Clothing, Inc. .........................    2,991       42,682

See Notes to Financial Statements.

56


SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   Cato Corp.--Class A ...................................    1,807   $   36,285
   Hancock Fabrics, Inc./DE ..............................    1,691       26,870
   The Wet Seal, Inc.--Class A* ..........................    2,773       22,877
   Building Material Holding Corp. .......................    1,258       22,078
   Ultimate Electronics, Inc.*  ..........................    1,361        8,887
                                                                      ----------
TOTAL SPECIALTY RETAIL                                                 1,039,730
                                                                      ----------
   HOUSEHOLD DURABLES 3.7%
   M.D.C. Holdings, Inc. .................................    2,963      208,595
   Standard-Pacific Corp. ................................    3,001      180,060
   La-Z-Boy, Inc. ........................................    4,823      104,948
   Meritage Corp.* .......................................    1,234       91,625
   Russ Berrie & Co., Inc. ...............................    1,833       64,155
   Interface, Inc.--Class A* .............................    4,657       37,023
   Skyline Corp. .........................................      763       29,429
   National Presto Industries, Inc. ......................      636       24,651
   Applica, Inc.* ........................................    2,174       24,436
   Bassett Furniture Industries, Inc. ....................    1,018       20,187
   Department 56, Inc.* ..................................    1,145       16,923
   Enesco Group, Inc.* ...................................    1,310       15,065
   Salton, Inc.* .........................................      981        9,192
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                                 826,289
                                                                      ----------
   HOTELS RESTAURANTS & LEISURE 3.0%
   Jack in the Box, Inc.* ................................    3,246       81,053
   Aztar Corp.* ..........................................    3,104       76,079
   Landry's Restaurants, Inc. ............................    2,481       74,008
   IHOP Corp. ............................................    1,984       68,329
   Ryan's Family Steak Houses, Inc.* .....................    3,842       65,737
   Triarc Cos.--Class B ..................................    5,382       58,987
   Lone Star Steakhouse & Saloon, Inc. ...................    1,846       53,885
   Marcus Corp. ..........................................    2,646       45,908
   Prime Hospitality Corp.* ..............................    4,034       45,907
   Pinnacle Entertainment, Inc.* .........................    3,244       44,767
   O'Charleys, Inc.*  ....................................    1,846       33,689
   Bally Total Fitness Holding Corp.* ....................    3,091       18,113
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                       666,462
                                                                      ----------
   TEXTILES & APPAREL 1.8%
   Kellwood Co. ..........................................    2,417       94,867
   Wolverine World Wide, Inc. ............................    3,676       88,702
   Brown Shoe Co., Inc. ..................................    1,628       59,308
   Russell Corp. .........................................    2,965       54,141
   Phillips-Van Heusen Corp. .............................    2,799       51,781
   Stride Rite Corp. .....................................    3,611       38,313
   Haggar Corp. ..........................................      610       12,200
   Ashworth, Inc.* .......................................    1,233       10,727
                                                                      ----------
TOTAL TEXTILES & APPAREL                                                 410,039
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS 1.0%
   K2, Inc.*  ............................................    3,015       48,331
   Nautilus Group, Inc. ..................................    2,977       46,888
   JAKKS Pacific, Inc.* ..................................    2,278       34,170
   Sturm Ruger & Co., Inc. ...............................    2,430       32,829
   Action Performance Cos., Inc. .........................    1,616       24,676
   Concord Camera Corp.* .................................    2,570       16,140
   Meade Instruments Corp.* ..............................    1,770        7,151
   Huffy Corp.* ..........................................    1,476        5,756
                                                                      ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       215,941
                                                                      ----------
   INTERNET & CATALOG RETAIL 0.5%
   Insight Enterprises, Inc.* ............................    4,186       80,581
   J Jill Group, Inc.* ...................................    1,745       35,807
                                                                      ----------
TOTAL INTERNET & CATALOG RETAIL                                          116,388
                                                                      ----------
   AUTO COMPONENTS 0.3%
   Standard Motor Products, Inc. .........................    1,757       27,550
   Tower Automotive, Inc.* ...............................    5,152       25,966
   Intermet Corp. ........................................    2,327       10,471
                                                                      ----------
TOTAL AUTO COMPONENTS                                                     63,987
                                                                      ----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 57


SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   MULTILINE RETAIL 0.2%
   ShopKo Stores, Inc.* ..................................    2,608   $   38,129
                                                                      ----------
TOTAL MULTILINE RETAIL                                                    38,129
                                                                      ----------
   MEDIA 0.2%
   Information Holdings, Inc.* ...........................    1,847       38,085
                                                                      ----------
TOTAL MEDIA                                                               38,085
                                                                      ----------
   AUTOMOBILES 0.1%
   Coachmen Industries, Inc. .............................    1,425       23,769
                                                                      ----------
TOTAL AUTOMOBILES                                                         23,769
                                                                      ----------
   DISTRIBUTORS 0.1%
   Advanced Marketing Services, Inc. .....................    1,706       16,890
                                                                      ----------
TOTAL DISTRIBUTORS                                                        16,890
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           3,455,709
                                                                      ----------
INFORMATION TECHNOLOGY 10.7%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 3.7%
   Benchmark Electronics, Inc.* ..........................    3,715      116,948
   Anixter International, Inc.* ..........................    3,269       92,349
   Coherent, Inc.* .......................................    2,659       69,905
   Technitrol, Inc.* .....................................    3,677       69,128
   Electro Scientific Industries, Inc.* ..................    2,507       59,015
   Checkpoint Systems, Inc.* .............................    3,002       56,738
   Paxar Corp.* ..........................................    3,598       53,071
   Park Electrochemical Corp. ............................    1,768       44,730
   Standard Microsystems Corp.* ..........................    1,627       43,343
   CTS Corp. .............................................    3,232       42,145
   Methode Electronics, Inc.--Class A ....................    3,220       41,538
   Agilsys, Inc. .........................................    2,939       34,974
   Radisys Corp.* ........................................    1,630       34,067
   Itron, Inc.* ..........................................    1,821       33,889
   Planar Systems, Inc.* .................................    1,334       18,983
   Bell Microproducts, Inc.* .............................    2,404       17,309
                                                                      ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 828,132
                                                                      ----------
   COMMUNICATIONS EQUIPMENT 2.1%
   Adaptec, Inc.* ........................................    9,909       86,803
   Black Box Corp. .......................................    1,617       86,655
   Exar Corp.*  ..........................................    3,715       68,728
   Audiovox Corp.--Class A* ..............................    2,123       42,460
   Cable Design Technologies Corp.* ......................    3,803       36,052
   Symmetricom, Inc.* ....................................    3,957       35,494
   Bel Fuse, Inc.--Class B ...............................      980       32,085
   Network Equipment Technologies, Inc.* .................    2,149       21,447
   Tollgrade Communications, Inc.* .......................    1,272       20,301
   PC-Tel, Inc.* .........................................    1,821       18,811
   Digi International, Inc.* .............................    1,832       18,082
   SCM Microsystems, Inc.* ...............................    1,411        9,468
                                                                      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                           476,386
                                                                      ----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.0%
   Skyworks Solutions, Inc.* .............................   13,449      156,815
   DSP Group, Inc.* ......................................    2,570       66,126
   Photronics, Inc.* .....................................    2,952       52,369
   Dupont Photomasks, Inc.* ..............................    1,630       37,914
   Cohu, Inc. ............................................    1,884       35,137
   Pericom Semiconductor Corp.* ..........................    2,353       27,013
   Alliance Semiconductor Corp.* .........................    3,181       24,207
   Supertex, Inc.*  ......................................    1,208       20,149
   Three-Five Systems, Inc.*  ............................    1,984       12,995
                                                                      ----------

See Notes to Financial Statements.

58


SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                              $  432,725
                                                                      ----------
   SOFTWARE 1.2%
   THQ, Inc.* ............................................    3,423       69,247
   Verity, Inc.* .........................................    3,372       46,095
   JDA Software Group, Inc.* .............................    2,595       37,757
   MRO Software, Inc.* ...................................    2,239       26,017
   MapInfo Corp.* ........................................    1,764       22,509
   Captaris, Inc.* .......................................    2,939       16,165
   NYFIX, Inc.* ..........................................    2,913       15,031
   Roxio, Inc.* ..........................................    3,040       13,589
   Phoenix Technologies, Ltd.* ...........................    2,225       11,993
                                                                      ----------
TOTAL SOFTWARE                                                           258,403
                                                                      ----------
   IT CONSULTING & SERVICES 1.1%
   American Management Systems, Inc.* ....................    3,854       73,997
   eFunds Corp.* .........................................    4,325       70,930
   Ciber, Inc.* ..........................................    5,750       63,250
   Pegasus Solutions, Inc.* ..............................    2,277       26,595
                                                                      ----------
TOTAL IT CONSULTING & SERVICES                                           234,772
                                                                      ----------
   COMPUTERS & PERIPHERALS 0.6%
   Hutchinson Technology, Inc.* ..........................    2,353       66,025
   Pinnacle Systems, Inc.* ...............................    6,044       54,577
   SBS Technologies, Inc.* ...............................    1,387       21,443
                                                                      ----------
TOTAL COMPUTERS & PERIPHERALS                                            142,045
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY                                           2,372,463
                                                                      ----------
MATERIALS 7.6%
   METALS & MINING 3.0%
   Massey Energy Co. .....................................    6,857      151,334
   Steel Dynamics, Inc.* .................................    4,402      109,081
   Commercial Metals Co. .................................    2,544       81,001
   Carpenter Technology Corp. ............................    2,072       68,127
   Quanex Corp. ..........................................    1,475       62,673
   Century Aluminum Co.* .................................    1,870       52,790
   Brush Engineered Materials, Inc.* .....................    1,513       30,668
   Ryerson Tull, Inc. ....................................    2,264       29,636
   RTI International Metals, Inc.* .......................    1,846       29,222
   Steel Technologies, Inc. ..............................      877       16,944
   IMCO Recycling, Inc.* .................................    1,423       13,405
   A.M. Castle & Co.* ....................................    1,450       13,108
   Commonwealth Industries, Inc. .........................    1,464       10,702
                                                                      ----------
TOTAL METALS & MINING                                                    668,691
                                                                      ----------
   CHEMICALS 2.1%
   OM Group, Inc.* .......................................    2,544       77,337
   H.B. Fuller Co. .......................................    2,546       72,408
   Cambrex Corp. .........................................    2,341       62,973
   Arch Chemicals, Inc. ..................................    2,074       58,549
   PolyOne Corp.* ........................................    8,358       55,581
   A. Schulman, Inc. .....................................    2,773       54,489
   Wellman, Inc. .........................................    2,925       24,424
   Quaker Chemical Corp. .................................      854       21,692
   Omnova Solutions, Inc.* ...............................    3,663       19,231
   Material Sciences Corp.* ..............................    1,323       14,553
   Penford Corp. .........................................      788       13,128
                                                                      ----------
TOTAL CHEMICALS                                                          474,365
                                                                      ----------
   CONTAINERS & PACKAGING 1.3%
   AptarGroup, Inc. ......................................    3,270      125,568
   Rock-Tenn Co.-Class A .................................    3,156       45,510
   Chesapeake Corp. ......................................    1,704       40,674
   Myers Industries, Inc. ................................    2,785       34,256
   Caraustar Industries, Inc.* ...........................    2,531       29,486
                                                                      ----------
TOTAL CONTAINERS & PACKAGING                                             275,494
                                                                      ----------
   PAPER & FOREST PRODUCTS 0.9%
   Wausau-Mosinee Paper Corp. ............................    4,681       65,955
   Schweitzer-Mauduit International, Inc. ................    1,372       44,316
   Deltic Timber Corp. ...................................    1,044       37,041
   Buckeye Technologies, Inc.* ...........................    3,322       34,416
   Pope & Talbot, Inc. ...................................    1,437       24,702
                                                                      ----------
TOTAL PAPER & FOREST PRODUCTS                                            206,430
                                                                      ----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 59


SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   CONSTRUCTION MATERIALS 0.3%
   Texas Industries, Inc. ................................    1,870   $   67,600
                                                                      ----------
TOTAL CONSTRUCTION MATERIALS                                              67,600
                                                                      ----------
TOTAL MATERIALS                                                        1,692,580
                                                                      ----------
ENERGY 7.2%
   OIL & GAS 4.0%
   Tom Brown, Inc.* ......................................    4,109      154,498
   Stone Energy Corp.* ...................................    2,391      118,259
   Cimarex Energy Co.* ...................................    3,791      109,560
   Spinnaker Exploration Co.* ............................    3,029      108,802
   Vintage Petroleum, Inc. ...............................    5,878       86,171
   St.Mary Land & Exploration Co. ........................    2,531       84,611
   Southwestern Energy Co.* ..............................    3,218       77,618
   Nuevo Energy Co.* .....................................    1,743       56,752
   Remington Oil & Gas Corp.* ............................    2,429       47,973
   Swift Energy Co.* .....................................    2,469       46,541
                                                                      ----------
TOTAL OIL & GAS                                                          890,785
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES 3.2%
   Unit Corp.* ...........................................    3,945      108,172
   Maverick Tube Corp.* ..................................    3,817       89,891
   Cal Dive International, Inc.* .........................    3,385       87,435
   Seacor Smit, Inc.* ....................................    1,679       68,973
   Oceaneering International, Inc.* ......................    2,225       67,751
   Veritas DGC, Inc.* ....................................    3,065       63,446
   Offshore Logistics, Inc.* .............................    2,085       48,059
   Atwood Oceanics, Inc.* ................................    1,297       46,160
   Lone Star Technologies, Inc.* .........................    2,569       45,394
   Input/Output, Inc.* ...................................    4,656       36,084
   W-H Energy Services, Inc.* ............................    2,456       35,538
   Dril-Quip, Inc.* ......................................    1,565       25,729
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                        722,632
                                                                      ----------
TOTAL ENERGY                                                          $1,613,417
                                                                      ----------

HEALTH CARE 6.6%
   HEALTH CARE PROVIDERS & SERVICES 3.1%
   Pediatrix Medical Group, Inc.* ........................    2,162      136,206
   US Oncology, Inc.* ....................................    7,658      113,185
   Owens & Minor, Inc. ...................................    3,586       90,726
   Province Healthcare Co.* ..............................    4,453       70,803
   Sunrise Senior Living, Inc.* ..........................    1,796       64,387
   Cross Country Healthcare, Inc.* .......................    2,925       48,701
   Parexel International Corp.* ..........................    2,353       42,048
   Hooper Holmes, Inc. ...................................    5,927       36,984
   Orthodontic Centers Of America, Inc.* .................    4,567       36,079
   RehabCare Group, Inc.* ................................    1,475       29,323
   Curative Health Services, Inc.* .......................    1,119       14,995
   Cryolife, Inc.* .......................................    2,136       12,709
                                                                      ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   696,146
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.7%
   Invacare Corp. ........................................    2,850      128,649
   Conmed Corp.* .........................................    2,596       76,686
   Haemonetics Corp./Mass* ...............................    2,214       69,630
   Sola International, Inc.* .............................    2,849       66,239
   Viasys Healthcare, Inc.* ..............................    2,787       63,042
   Analogic Corp. ........................................    1,271       57,818
   Datascope Corp. .......................................    1,372       48,212
   Vital Signs, Inc. .....................................    1,221       41,184
   Hologic, Inc.* ........................................    1,768       35,802
   Theragenics Corp.* ....................................    2,672       14,376
   Osteotech, Inc.* ......................................    1,552       10,011
                                                                      ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   611,649
                                                                      ----------
   PHARMACEUTICALS 0.6%
   Alpharma, Inc.-Class A ................................    4,707       92,304
   Cima Labs, Inc.* ......................................    1,348       42,368
                                                                      ----------

See Notes to Financial Statements.

60


SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

TOTAL PHARMACEUTICALS                                                 $  134,672
                                                                      ----------
   BIOTECHNOLOGY 0.2%
   Savient Pharmaceuticals, Inc.* ........................    5,407       20,438
   ArQule, Inc.* .........................................    2,520       14,969
                                                                      ----------
TOTAL BIOTECHNOLOGY                                                       35,407
                                                                      ----------
TOTAL HEALTH CARE                                                      1,477,874
                                                                      ----------
UTILITIES 6.3%
   GAS UTILITIES 3.4%
   Piedmont Natural Gas Co. ..............................    3,386      142,957
   UGI Corp. .............................................    3,879      127,697
   Southern Union Co.* ...................................    6,666      126,321
   Atmos Energy Corp. ....................................    4,581      117,136
   Northwest Natural Gas Co. .............................    2,342       73,187
   Southwest Gas Corp. ...................................    3,092       72,353
   Laclede Group, Inc. ...................................    1,707       51,722
   NUI Corp. .............................................    1,464       24,756
   Cascade Natural Gas Corp. .............................      981       21,376
                                                                      ----------
TOTAL GAS UTILITIES                                                      757,505
                                                                      ----------
   ELECTRIC UTILITIES 1.8%
   Cleco Corp. ...........................................    4,338       82,552
   Unisource Energy Corp. ................................    3,065       75,307
   CH Energy Group, Inc. .................................    1,449       71,131
   UIL Holding Corp. .....................................    1,347       64,885
   El Paso Electric Co.* .................................    4,413       61,076
   Central Vermont Public Service Corp. ..................    1,044       23,490
   Green Mountain Power Corp. ............................      495       12,806
                                                                      ----------
TOTAL ELECTRIC UTILITIES                                                 391,247
                                                                      ----------
   MULTI-UTILITIES 1.0%
   Energen Corp. .........................................    3,258      134,393
   Avista Corp. ..........................................    4,425       83,721
                                                                      ----------
TOTAL MULTI-UTILITIES                                                    218,114
                                                                      ----------
   WATER UTILITIES 0.1%
   American States Water Co. .............................    1,400       34,160
                                                                      ----------
TOTAL WATER UTILITIES                                                     34,160
                                                                      ----------
TOTAL UTILITIES                                                        1,401,026
                                                                      ----------
CONSUMER STAPLES 4.2%
   FOOD PRODUCTS 2.6%
   Corn Products International, Inc. .....................    3,257      130,280
   Flowers Foods, Inc. ...................................    4,058      106,482
   Ralcorp Holdings, Inc.* ...............................    2,584       78,631
   Hain Celestial Group, Inc.* ...........................    3,105       68,589
   American Italian Pasta Co.--Class A ...................    1,616       64,527
   International Multifoods Corp.* .......................    1,730       42,766
   Lance, Inc. ...........................................    2,608       42,745
   J&J Snack Foods Corp.* ................................      789       35,647
                                                                      ----------
TOTAL FOOD PRODUCTS                                                      569,667
                                                                      ----------
   FOOD & DRUG RETAILING 1.4%
   Performance Food Group Co.* ...........................    4,123      141,625
   Casey's General Stores, Inc. ..........................    4,542       75,397
   Duane Reade, Inc.* ....................................    2,201       37,285
   Great Atlantic & Pacific Tea Co.* .....................    3,448       26,688
   Nash Finch Co. ........................................    1,057       25,030
                                                                      ----------
TOTAL FOOD & DRUG RETAILING                                              306,025
                                                                      ----------
   TOBACCO 0.1%
   DIMON, Inc. ...........................................    4,060       28,826
                                                                      ----------
TOTAL TOBACCO                                                             28,826
                                                                      ----------
   PERSONAL PRODUCTS 0.1%
   Natures Sunshine Products, Inc. .......................    1,298       19,262
                                                                      ----------
TOTAL PERSONAL PRODUCTS                                                   19,262
                                                                      ----------
TOTAL CONSUMER STAPLES                                                   923,780
                                                                      ----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 61


SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   General Communication, Inc.--Class A* ..............      5,153   $    46,892
                                                                     -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              46,892
                                                                     -----------
   WIRELESS TELECOMMUNICATION SERVICES 0.1%
   Boston Communications Group, Inc.* .................      1,666        19,742
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 19,742

TOTAL TELECOMMUNICATION SERVICES                                          66,634
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $21,181,793) .................................               21,883,829
                                                                     -----------

                                                              FACE
                                                            AMOUNT
                                                          --------
REPURCHASE AGREEMENTS 1.8%
Repurchase Agreement (Note 6) 0.95% due 04/01/04 ......   $403,791       403,791
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $403,791) ....................................                  403,791
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $21,585,584) .................................              $22,287,620
                                                                     ===========

* NON-INCOME PRODUCING SECURITIES
REIT-REAL ESTATE INVESTMENT TRUST

See Notes to Financial Statements.

62


MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 98.0%

FINANCIALS 25.5%
   INSURANCE 7.7%
   Fidelity National Financial, Inc. .....................    5,913   $  234,155
   Everest Re Group Ltd. .................................    2,013      171,991
   Old Republic International Corp. ......................    6,572      161,408
   W.R. Berkley Corp. ....................................    3,019      120,398
   Unitrin, Inc. .........................................    2,448      105,019
   Protective Life Corp. .................................    2,497       93,513
   First American Corp. ..................................    2,833       86,180
   American Financial Group, Inc./OH .....................    2,646       78,930
   HCC Insurance Holdings, Inc. ..........................    2,311       74,714
   Stancorp Financial Group, Inc. ........................    1,056       68,904
   Allmerica Financial Corp.* ............................    1,925       66,509
   AmerUs Group Co. ......................................    1,417       57,176
   MONY Group, Inc.*  ....................................    1,714       53,888
   Ohio Casualty Corp.* ..................................    2,211       44,198
   Horace Mann Educators Corp. ...........................    1,552       24,397
                                                                      ----------
TOTAL INSURANCE                                                        1,441,380
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE 6.0%
   Sovereign Bancorp, Inc. ...............................   10,598      227,009
   Greenpoint Financial Corp. ............................    4,833      211,251
   Radian Group, Inc. ....................................    3,404      145,010
   PMI Group, Inc. .......................................    3,441      128,556
   Astoria Financial Corp. ...............................    2,881      109,564
   Webster Financial Corp. ...............................    1,652       83,773
   Independence Community Bank Corp. .....................    1,975       80,481
   IndyMac Bancorp, Inc. .................................    2,013       73,052
   Washington Federal, Inc. ..............................    2,782       71,025
                                                                      ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                       1,129,721
                                                                      ----------
   BANKS 5.7%
   National Commerce Financial Corp. .....................    7,429      212,544
   Banknorth Group, Inc. .................................    5,853      199,236
   Hibernia Corp.--Class A ...............................    5,627      132,178
   Mercantile Bankshares Corp. ...........................    2,883      123,883
   Associated Banc-Corp ..................................    2,658      119,052
   Colonial BancGroup, Inc. ..............................    4,510       83,435
   FirstMerit Corp. ......................................    3,068       79,921
   Provident Financial Group, Inc. .......................    1,776       71,324
   Greater Bay Bancorp ...................................    1,900       55,575
                                                                      ----------
TOTAL BANKS                                                            1,077,148
                                                                      ----------
   REAL ESTATE 3.6%
   Liberty Property Trust ................................    2,906      130,770
   Hospitality Properties Trust ..........................    2,411      111,870
   AMB Property Corp. ....................................    2,958      109,949
   New Plan Excel Realty Trust ...........................    3,541       96,846
   Mack-Cali Realty Corp. ................................    2,112       94,850
   Rayonier, Inc. ........................................    1,775       77,585
   Highwoods Properties, Inc. ............................    1,926       50,481
                                                                      ----------
TOTAL REAL ESTATE                                                        672,351
                                                                      ----------
   DIVERSIFIED FINANCIALS 2.0%
   Leucadia National Corp. ...............................    2,522      134,372
   A.G. Edwards, Inc. ....................................    2,846      111,336
   AmeriCredit Corp.* ....................................    5,666       96,492
   GATX Corp. ............................................    1,778       39,418
                                                                      ----------
TOTAL DIVERSIFIED FINANCIALS                                             381,618
                                                                      ----------
   CAPITAL MARKETS 0.5%
   Raymond James Financial, Inc. .........................    2,646       65,753
   LaBranche & Co., Inc. .................................    2,163       24,247
                                                                      ----------
TOTAL CAPITAL MARKETS                                                     90,000
                                                                      ----------
TOTAL FINANCIALS                                                       4,792,218
                                                                      ----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 63


MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 13.8%
   HOUSEHOLD DURABLES 4.4%
   D.R. Horton, Inc. .....................................    8,547   $  302,820
   Mohawk Industries, Inc.* ..............................    2,410      198,463
   Toll Brothers, Inc.*  .................................    2,646      120,208
   Ryland Group, Inc. ....................................      899       79,858
   Furniture Brands International, Inc. ..................    2,024       65,173
   Blyth, Inc. ...........................................    1,652       53,971
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                                 820,493
                                                                      ----------
   MEDIA 2.2%
   Belo Corp.--Class A ...................................    4,149      115,176
   Entercom Communications Corp.* ........................    1,863       84,338
   Lee Enterprises, Inc. .................................    1,615       72,966
   Media General, Inc. ...................................      936       62,974
   Emmis Communications Corp.--Class A* ..................    1,987       47,310
   Scholastic Corp.* .....................................    1,428       38,913
                                                                      ----------
TOTAL MEDIA                                                              421,677
                                                                      ----------
   HOTELS RESTAURANTS & LEISURE 2.1%
   Caesars Entertainment, Inc.*  .........................   10,983      143,218
   CBRL Group, Inc. ......................................    1,790       70,956
   Extended Stay America, Inc. ...........................    3,526       68,299
   Boyd Gaming Corp. .....................................    2,336       53,471
   Bob Evans Farms, Inc. .................................    1,267       41,101
   Six Flags, Inc.*  .....................................    3,355       26,337
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                       403,382
                                                                      ----------
   AUTO COMPONENTS 2.1%
   Lear Corp. ............................................    2,448      151,678
   BorgWarner, Inc. ......................................      994       84,321
   ArvinMeritor, Inc. ....................................    2,484       49,258
   Bandag, Inc. ..........................................      696       34,640
   Superior Industries International, Inc. ...............      969       34,341
   Modine Manufacturing Co. ..............................    1,242       32,367
                                                                      ----------
TOTAL AUTO COMPONENTS                                                    386,605
                                                                      ----------
   SPECIALTY RETAIL 1.7%
   Barnes & Noble, Inc.* .................................    2,411       78,599
   AnnTaylor Stores Corp.* ...............................    1,640       70,192
   American Eagle Outfitters, Inc.* ......................    2,583       69,638
   Borders Group, Inc. ...................................    2,807       66,638
   Payless Shoesource, Inc.* .............................    2,461       34,355
                                                                      ----------
TOTAL SPECIALTY RETAIL                                                   319,422
                                                                      ----------
   MULTILINE RETAIL 1.0%
   Neiman-Marcus Group, Inc.--Class A. ...................    1,776       95,798
   Saks, Inc.* ...........................................    4,969       87,454
                                                                      ----------
TOTAL MULTILINE RETAIL                                                   183,252
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Callaway Golf Co. .....................................    2,734       51,891
                                                                      ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        51,891
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           2,586,722
                                                                      ----------
UTILITIES 10.8%
   ELECTRIC UTILITIES 5.9%
   Wisconsin Energy Corp. ................................    4,262      137,023
   Pepco Holdings, Inc. ..................................    6,212      126,973
   Alliant Energy Corp. ..................................    4,013      104,579
   NSTAR .................................................    1,925       97,636
   Northeast Utilities ...................................    4,846       90,378
   Great Plains Energy, Inc. .............................    2,510       84,813
   OGE Energy Corp. ......................................    3,154       83,392
   Puget Energy, Inc. ....................................    3,416       76,416
   Hawaiian Electric Industries, Inc. ....................    1,441       74,701
   WPS Resources Corp. ...................................    1,316       62,905
   Duquesne Light Holdings, Inc. .........................    2,732       53,274
   PNM Resources, Inc. ...................................    1,455       43,723
   Idacorp, Inc. .........................................    1,380       41,262
   Black Hills Corp. .....................................    1,167       37,192
                                                                      ----------
TOTAL ELECTRIC UTILITIES                                               1,114,267
                                                                      ----------

See Notes to Financial Statements.

64


MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   MULTI-UTILITIES 4.3%
   SCANA Corp. ...........................................    4,013   $  141,860
   Energy East Corp. .....................................    5,292      134,205
   Questar Corp. .........................................    3,007      109,575
   MDU Resources Group, Inc. .............................    4,101       96,332
   National Fuel Gas Co. .................................    2,945       72,447
   Vectren Corp. .........................................    2,735       67,472
   Oneok, Inc. ...........................................    2,830       63,817
   Westar Energy, Inc. ...................................    2,622       54,957
   Aquila, Inc.* .........................................    7,070       33,300
   Sierra Pacific Resources Corp.* .......................    4,248       31,435
                                                                      ----------
TOTAL MULTI-UTILITIES                                                    805,400
                                                                      ----------
   GAS UTILITIES 0.6%
   AGL Resources, Inc. ...................................    2,324       67,443
   WGL Holdings, Inc. ....................................    1,764       53,096
                                                                      ----------
TOTAL GAS UTILITIES                                                      120,539
                                                                      ----------
TOTAL UTILITIES                                                        2,040,206
                                                                      ----------
INDUSTRIALS 10.7%
   COMMERCIAL SERVICES & SUPPLIES 3.0%
   Republic Services, Inc. ...............................    5,740      155,382
   Viad Corp. ............................................    3,205       77,465
   Copart, Inc.* .........................................    3,219       69,949
   Sylvan Learning Systems, Inc.* ........................    1,578       55,404
   Brink's Co. ...........................................    1,964       54,167
   United Rentals, Inc.* .................................    2,795       49,667
   Banta Corp. ...........................................      991       45,873
   Kelly Services, Inc. ..................................    1,255       37,160
   Korn/Ferry International, Inc.* .......................    1,366       21,856
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     566,923
                                                                      ----------
   MACHINERY 3.0%
   SPX Corp. .............................................    2,758      125,434
   Pentair, Inc. .........................................    1,789      105,551
   Harsco Corp. ..........................................    1,479       67,295
   AGCO Corp.* ...........................................    2,733       56,601
   Kennametal, Inc. ......................................    1,305       53,857
   Trinity Industries, Inc. ..............................    1,678       46,648
   Flowserve Corp.* ......................................    2,001       41,921
   Federal Signal Corp. ..................................    1,739       34,519
   Tecumseh Products Co.--Class A ........................      671       28,249
                                                                      ----------
TOTAL MACHINERY                                                          560,075
                                                                      ----------
   AEROSPACE & DEFENSE 1.8%
   L-3 Communications Holdings, Inc. .....................    3,504      208,418
   Precision Castparts Corp. .............................    2,248       98,979
   Sequa Corp.--Class A* .................................      474       23,416
                                                                      ----------
TOTAL AEROSPACE & DEFENSE                                                330,813
                                                                      ----------
   INDUSTRIAL CONGLOMERATES 1.0%
   ALLETE, Inc. ..........................................    3,155      110,709
   Teleflex, Inc. ........................................    1,441       70,940
                                                                      ----------
TOTAL INDUSTRIAL CONGLOMERATES                                           181,649
                                                                      ----------
   ROAD & RAIL 0.6%
   Werner Enterprises, Inc. ..............................    2,894       54,842
   Swift Transportation Co., Inc.* .......................    3,031       52,042
                                                                      ----------
TOTAL ROAD & RAIL                                                        106,884
                                                                      ----------
   CONSTRUCTION & ENGINEERING 0.3%
   Granite Construction, Inc. ............................    1,504       35,750
   Quanta Services, Inc.* ................................    4,224       29,906
                                                                      ----------
TOTAL CONSTRUCTION & ENGINEERING                                          65,656
                                                                      ----------
   AIR FREIGHT & COURIERS 0.3%
   CNF, Inc. .............................................    1,802       60,547
                                                                      ----------
TOTAL AIR FREIGHT & COURIERS .............................                60,547
                                                                      ----------
   BUILDING PRODUCTS 0.3%
   York International Corp. ..............................    1,453       57,117
                                                                      ----------
TOTAL BUILDING PRODUCTS                                                   57,117
                                                                      ----------
   MARINE 0.3%
   Alexander & Baldwin, Inc. .............................    1,516       50,149
                                                                      ----------
TOTAL MARINE                                                              50,149
                                                                      ----------
See Notes to Financial Statements.

                                                                ANNUAL REPORT 65


MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   AIRLINES 0.1%
   Alaska Air Group, Inc.* ...............................      969   $   23,896
                                                                      ----------
TOTAL AIRLINES                                                            23,896
                                                                      ----------
TOTAL INDUSTRIALS                                                      2,003,709
                                                                      ----------
INFORMATION TECHNOLOGY 10.4%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.7%
   Vishay Intertechnology, Inc.* .........................    5,814      124,071
   Avnet, Inc.* ..........................................    4,347      106,458
   Arrow Electronics, Inc.* ..............................    3,653       93,005
   Tech Data Corp.* ......................................    2,062       84,418
   KEMET Corp.* ..........................................    3,131       44,899
   Plexus Corp.* .........................................    1,540       27,397
   Newport Corp.* ........................................    1,416       23,675
                                                                      ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 503,923
                                                                      ----------
   COMMUNICATIONS EQUIPMENT 2.2%
   Harris Corp. ..........................................    2,411      116,716
   3Com Corp.* ...........................................   13,517       95,430
   Polycom, Inc.* ........................................    3,591       76,237
   Advanced Fibre Communications, Inc.* ..................    3,154       69,483
   CommScope, Inc.* ......................................    2,149       35,781
   Powerwave Technologies, Inc.* .........................    2,286       17,831
                                                                      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                           411,478
                                                                      ----------
   IT CONSULTING & SERVICES 2.0%
   Ceridian Corp.* .......................................    5,416      106,749
   CheckFree Corp.* ......................................    2,883       84,933
   BISYS Group, Inc.* ....................................    4,286       71,833
   MPS Group, Inc.* ......................................    3,788       42,123
   Keane, Inc.* ..........................................    2,323       36,564
   CSG Systems International, Inc.* ......................    1,900       32,642
                                                                      ----------
TOTAL IT CONSULTING & SERVICES                                           374,844
                                                                      ----------

   SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.4%
   Intersil Corp.--Class A ..............................     5,032      112,163
   Cree, Inc.* ...........................................    2,685       59,875
   Lattice Semiconductor, Corp. ..........................    4,087       35,680
   TriQuint Semiconductor, Inc.* .........................    4,869       35,544
   Credence Systems Corp.* ...............................    2,299       27,312
                                                                      ----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                 270,574
                                                                      ----------
   COMPUTERS & PERIPHERALS 1.0%
   Storage Technology Corp.* .............................    4,012      111,654
   Imation Corp. .........................................    1,292       48,605
   Quantum Corp.* ........................................    6,448       23,858
                                                                      ----------
TOTAL COMPUTERS & PERIPHERALS                                            184,117
                                                                      ----------
   SOFTWARE 0.9%
   Activision, Inc.* .....................................    4,820       76,253
   Ascential Software Corp.* .............................    2,150       47,128
   Wind River Systems, Inc.* .............................    3,055       33,819
   Advent Software, Inc.* ................................    1,192       22,290
                                                                      ----------
TOTAL SOFTWARE                                                           179,490
                                                                      ----------
   INTERNET SOFTWARE & SERVICES 0.2%
   Internet Security Systems, Inc.* ......................    1,802       31,787
                                                                      ----------
TOTAL INTERNET SOFTWARE & SERVICES                                        31,787
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY                                           1,956,213
                                                                      ----------
ENERGY 9.0%
   ENERGY EQUIPMENT & SERVICES 4.7%
   Weatherford International Ltd.* .......................    4,720      198,382
   ENSCO International, Inc. .............................    5,430      152,963

See Notes to Financial Statements.

66


MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                             SHARES    (NOTE 1)
--------------------------------------------------------------------------------

   National-Oilwell, Inc.* ...............................    3,081   $   87,131
   Cooper Cameron Corp.* .................................    1,952       85,986
   Pride International, Inc.* ............................    4,919       83,918
   Grant Prideco, Inc.* ..................................    4,398       68,169
   Varco International, Inc.* ............................    3,540       63,755
   Tidewater, Inc. .......................................    2,198       61,830
   Helmerich & Payne, Inc. ...............................    1,814       51,971
   Hanover Compressor Co.* ...............................    2,670       32,280
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                        886,385
                                                                      ----------
   OIL & GAS 4.3%
   Valero Energy Corp. ..................................     4,608      276,296
   Pioneer Natural Resources Co. ........................     4,274      138,050
   Pogo Producing Co. ...................................     2,311      106,006
   Newfield Exploration Co.* ............................     2,034       97,490
   Noble Energy, Inc. ...................................     2,061       97,073
   Overseas Shipholding Group, Inc. .....................     1,405       51,282
   Forest Oil Corp.* ....................................     1,937       48,909
                                                                      ----------
TOTAL OIL & GAS                                                          815,106
                                                                      ----------
TOTAL ENERGY                                                           1,701,491
                                                                      ----------
MATERIALS 7.2%
   CHEMICALS 4.1%
   Lyondell Chemical Co. ................................     6,410       95,125
   Scotts Co.--Class A* .................................     1,168       74,927
   Cabot Corp. ..........................................     2,236       73,341
   RPM International, Inc. ..............................     4,188       69,270
   IMC Global, Inc. .....................................     4,174       59,688
   Lubrizol Corp. .......................................     1,864       58,697
   Airgas, Inc. .........................................     2,682       57,127
   FMC Corp.* ...........................................     1,279       54,767
   Cytec Industries, Inc. ...............................     1,416       50,367
   Albemarle Corp. ......................................     1,491       43,239
   Minerals Technologies, Inc. ..........................       734       41,911
   Ferro Corp. ..........................................     1,492       39,016
   Sensient Technologies Corp. ..........................     1,690       31,552
   Crompton Corp. .......................................     4,037       25,756
                                                                      ----------
TOTAL CHEMICALS                                                          774,783
                                                                      ----------

   CONTAINERS & PACKAGING 1.0%
   Packaging Corp. of America ...........................     3,825       86,292
   Sonoco Products Co ...................................     3,516       85,369
   Longview Fibre Co. ...................................     1,851       20,657
                                                                      ----------
TOTAL CONTAINERS & PACKAGING                                             192,318
                                                                      ----------
   METALS & MINING 0.9%
   Peabody Energy Corp. .................................     2,199      102,275
   Arch Coal, Inc. ......................................     1,912       60,018
                                                                      ----------
TOTAL METALS & MINING                                                    162,293
                                                                      ----------
   PAPER & FOREST PRODUCTS 0.8%
   Bowater, Inc. ........................................     2,012       87,784
   Potlatch Corp. .......................................     1,043       42,502
   Glatfelter ...........................................     1,589       17,860
                                                                      ----------
TOTAL PAPER & FOREST PRODUCTS                                            148,146
                                                                      ----------
   CONSTRUCTION MATERIALS 0.4%
   Martin Marietta Materials, Inc. ......................     1,776       81,980
                                                                      ----------
TOTAL CONSTRUCTION MATERIALS                                              81,980
                                                                      ----------
TOTAL MATERIALS                                                        1,359,520
                                                                      ----------
CONSUMER STAPLES 5.5%
   FOOD PRODUCTS 3.4%
   Tyson Foods, Inc.--Class A ...........................    12,697      229,181
   Dean Foods Co.* ......................................     5,653      188,810
   Smithfield Foods, Inc.* ..............................     4,013      108,833
   J.M. Smucker Co. .....................................     1,814       95,743
   Interstate Bakeries Corp. ............................     1,627       18,499
                                                                      ----------
TOTAL FOOD PRODUCTS                                                      641,066
                                                                      ----------
   BEVERAGES 1.2%
   Constellation Brands, Inc.--Class A* .................     3,813      122,397
   PepsiAmericas, Inc. ..................................     5,230      106,797
                                                                      ----------
TOTAL BEVERAGES                                                          229,194
                                                                      ----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 67


MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   FOOD & DRUG RETAILING 0.7%
   BJ's Wholesale Club, Inc.*  ..........................    2,523   $    64,210
   Ruddick Corp. ........................................    1,677        33,942
   Longs Drug Stores Corp. ..............................    1,355        25,515
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                              123,667
                                                                     -----------
   TOBACCO 0.2%
   Universal Corp./ Richmond VA .........................      907        46,094
                                                                     -----------
TOTAL TOBACCO                                                             46,094
                                                                     -----------
TOTAL CONSUMER STAPLES                                                 1,040,021
                                                                     -----------
HEALTH CARE 4.2%

   HEALTH CARE PROVIDERS & SERVICES 2.5%
   Omnicare, Inc. .......................................    3,714       164,641
   Pacificare Health Systems, Inc.* .....................    3,031       119,876
   Community Health Systems, Inc.* ......................    3,566        99,242
   Triad Hospitals, Inc.* ...............................    2,733        84,231
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   467,990
                                                                     -----------
   BIOTECHNOLOGY 1.4%
   Millennium Pharmaceuticals, Inc.*  ...................   10,920       184,548
   Protein Design Labs, Inc.*  ..........................    3,393        80,821
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                      265,369
                                                                     -----------
   PHARMACEUTICALS 0.3%
   Perrigo Co. ..........................................    2,534        50,807
                                                                     -----------
TOTAL PHARMACEUTICALS                                                     50,807
                                                                     -----------
TOTAL HEALTH CARE                                                        784,166
                                                                     -----------
TELECOMMUNICATION SERVICES 0.9%

   WIRELESS TELECOMMUNICATION SERVICES 0.9%
   Telephone & Data Systems, Inc. .......................    2,086       147,835
   Price Communications Corp.* ..........................    1,962        30,784
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                178,619
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                         178,619
                                                                     -----------
TOTAL COMMON STOCKS (Cost $18,109,362) ..................             18,442,885
                                                                     -----------

                                                              FACE
                                                            AMOUNT
                                                          --------
REPURCHASE AGREEMENTS 2.0%
Repurchase Agreement (Note 6)
   0.95% due 04/01/04 .................................   $368,882       368,882
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $368,882)  ...................................                  368,882
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $18,478,244)  ................................              $18,811,767
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

68


LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 98.6%

FINANCIALS 36.5%
   DIVERSIFIED FINANCIALS 15.3%
   Citigroup, Inc. .......................................   10,530   $  544,401
   J.P. Morgan Chase & Co. ...............................    4,170      174,931
   Morgan Stanley ........................................    2,200      126,060
   Merrill Lynch & Co., Inc. .............................    1,920      114,355
   Freddie Mac ...........................................    1,420       83,865
   Washington Mutual, Inc. ...............................    1,820       77,732
   MBNA Corp. ............................................    2,610       72,114
   Goldman Sachs Group, Inc. .............................      540       56,349
   Bank of New York Co., Inc. ............................    1,580       49,770
   Lehman Brothers Holdings, Inc. ........................      550       45,579
   Countrywide Financial Corp. ...........................      380       36,442
   Capital One Financial Corp. ...........................      470       35,452
   State Street Corp. ....................................      680       35,448
   Golden West Financial Corp. ...........................      310       34,705
   Charles Schwab Corp. ..................................    2,770       32,160
   Franklin Resources, Inc. ..............................      510       28,397
   Mellon Financial Corp. ................................      880       27,535
   Principal Financial Group, Inc. .......................      660       23,516
   Northern Trust Corp. ..................................      450       20,966
   Bear Stearns Cos., Inc. ...............................      112        9,820
   E*Trade Financial Corp.* ..............................      734        9,799
   Janus Capital Group, Inc. .............................      490        8,026
   Providian Financial Corp.* ............................      590        7,729
   MGIC Investment Corp. .................................      120        7,708
                                                                      ----------
TOTAL DIVERSIFIED FINANCIALS                                           1,662,859
                                                                      ----------
   BANKS 11.4%
   Bank of America Corp. .................................    3,030      245,369
   Wells Fargo & Co. .....................................    3,450      195,512
   Wachovia Corp. ........................................    2,700      126,900
   Bank One Corp. ........................................    2,270      123,760
   U.S. Bancorp ..........................................    3,940      108,941
   FleetBoston Financial Corp. ...........................    2,140       96,086
   National City Corp. ...................................    1,240       44,119
   SunTrust Banks, Inc. ..................................      580       40,432
   BB&T Corp. ............................................    1,120       39,536
   PNC Financial Services Group, Inc. ....................      570       31,589
   KeyCorp ...............................................      860       26,049
   SouthTrust Corp. ......................................      680       22,549
   Comerica, Inc. ........................................      360       19,555
   Marshall & Ilsley Corp. ...............................      460       17,393
   AmSouth Bancorp .......................................      720       16,927
   Regions Financial Corp. ...............................      450       16,434
   Charter One Financial, Inc. ...........................      450       15,912
   M&T Bank Corp. ........................................      142       12,759
   First Tennessee National Corp. ........................      260       12,402
   Union Planters Corp. ..................................      390       11,642
   Huntington Bancshares, Inc. ...........................      470       10,429
   Zions Bancorporation ..................................      110        6,292
                                                                      ----------
TOTAL BANKS                                                            1,240,587
                                                                      ----------
   INSURANCE 8.9%
   American International Group, Inc. ....................    5,320      379,582
   Allstate Corp. ........................................    1,440       65,462
   MetLife, Inc. .........................................    1,550       55,304
   Prudential Financial, Inc. ............................    1,110       49,706
   AFLAC, Inc. ...........................................    1,050       42,147
   Progressive Corp. .....................................      440       38,544
   Hartford Financial Services Group, Inc. ...............      580       36,946
   Travelers Property Casualty Corp.-- Class B ...........    2,040       35,231
   Chubb Corp. ...........................................      380       26,425
   John Hancock Financial Services, Inc. .................      590       25,777
   ACE Ltd. ..............................................      570       24,316
   Loews Corp. ...........................................      380       22,443
   XL Capital Ltd. .......................................      280       21,291

See Notes to Financial Statements.

                                                                ANNUAL REPORT 69


LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   MBIA, Inc. ............................................      300   $   18,810
   St.Paul Cos ...........................................      470       18,805
   Aon Corp. .............................................      640       17,862
   Lincoln National Corp. ................................      360       17,035
   Jefferson-Pilot Corp. .................................      290       15,953
   Cincinnati Financial Corp. ............................      330       14,338
   SAFECO Corp. ..........................................      280       12,088
   UnumProvident Corp. ...................................      610        8,924
   Ambac Financial Group, Inc. ...........................      120        8,854
   Torchmark Corp. .......................................      130        6,993
                                                                      ----------
TOTAL INSURANCE                                                          962,836
                                                                      ----------
   REAL ESTATE 0.9%
   Equity Office Properties Trust ........................      820       23,690
   Simon Property Group, Inc. ............................      390       22,791
   Equity Residential ....................................      560       16,716
   ProLogis ..............................................      370       13,272
   Plum Creek Timber (REIT) Co., Inc. ....................      370       12,018
   Apartment Investment & Management Co.--Class A ........      110        3,420
                                                                      ----------
TOTAL REAL ESTATE                                                         91,907
                                                                      ----------
TOTAL FINANCIALS                                                       3,958,189
                                                                      ----------
CONSUMER DISCRETIONARY 15.1%
   MEDIA 6.5%
   Time Warner, Inc.* ....................................    9,230      155,618
   Viacom, Inc.--Class B .................................    3,570      139,980
   Comcast Corp.--Class A* ...............................    4,590      131,916
   Walt Disney Co. .......................................    4,180      104,458
   Clear Channel Communications, Inc. ....................    1,260       53,361
   Gannett Co., Inc. .....................................      550       48,477
   Tribune Co. ...........................................      672       33,896
   Univision Communications, Inc.--Class A* ..............      660       21,787
   Interpublic Group of Cos., Inc.* ......................      850       13,073
                                                                      ----------
TOTAL MEDIA                                                              702,566
                                                                      ----------
   SPECIALTY RETAIL 2.2%
   Home Depot, Inc. ......................................    4,640      173,350
   Limited Brands, Inc. ..................................      950       19,000
   Office Depot, Inc.* ...................................      640       12,045
   Sherwin-Williams Co. ..................................      300       11,529
   AutoNation, Inc.* .....................................      560        9,548
   Toys 'R' Us, Inc.* ....................................      440        7,392
   Circuit City Stores, Inc. .............................      430        4,859
   Boise Cascade Corp. ...................................      100        3,465
                                                                      ----------
TOTAL SPECIALTY RETAIL                                                   241,188
                                                                      ----------
   HOTELS RESTAURANTS & LEISURE 1.9%
   McDonald's Corp. ......................................    2,580       73,710
   Carnival Corp. ........................................    1,290       57,934
   Marriott International, Inc.--Class A .................      470       19,998
   Starwood Hotels & Resorts Worldwide, Inc. .............      410       16,605
   Hilton Hotels Corp. ...................................      780       12,675
   Wendy's International, Inc. ...........................      230        9,359
   Darden Restaurants, Inc. ..............................      340        8,429
   Harrah's Entertainment, Inc. ..........................      130        7,136
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                       205,846
                                                                      ----------
   MULTILINE RETAIL 1.7%
   Target Corp. ..........................................    1,850       83,324
   Sears Roebuck and Co. .................................      520       22,339
   May Department Stores Co. .............................      590       20,402
   Federated Department Stores, Inc. .....................      370       19,999
   JC Penney Holding Co., Inc. ...........................      560       19,477
   Nordstrom, Inc. .......................................      280       11,172
   Big Lots, Inc.* .......................................      240        3,480
   Dillard's/AR, Inc.--Class A ...........................      100        1,916
                                                                      ----------
TOTAL MULTILINE RETAIL                                                   182,109
                                                                      ----------

See Notes to Financial Statements.

70


LARGE-CAP VALUE FUND
SCHEDULE  OF  INVESTMENTS (CONTINUED)                             March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   AUTOMOBILES 1.0%
   General Motors Corp. ..................................    1,150   $   54,165
   Ford Motor Co. ........................................    3,740       50,752
                                                                      ----------
TOTAL AUTOMOBILES                                                        104,917
                                                                      ----------
   HOUSEHOLD DURABLES 0.8%
   Fortune Brands, Inc. ..................................      300       22,989
   Pulte Homes, Inc. .....................................      250       13,900
   Centex Corp. ..........................................      250       13,515
   Newell Rubbermaid, Inc. ...............................      560       12,992
   KB Home ...............................................      140       11,312
   Leggett & Platt, Inc. .................................      390        9,247
   Stanley Works .........................................       90        3,841
   Snap-On, Inc. .........................................       70        2,264
   American Greetings
      Corp.--Class A* ....................................       80        1,821
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                                  91,881
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   Mattel, Inc. ..........................................      880       16,227
   Eastman Kodak Co. .....................................      590       15,441
   Hasbro, Inc. ..........................................      360        7,830
   Brunswick Corp. .......................................      110        4,491
                                                                      ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        43,989
                                                                      ----------
   AUTO COMPONENTS 0.3%
   Johnson Controls, Inc. ................................      370       21,885
   Dana Corp. ............................................      300        5,958
   Goodyear Tire & Rubber Co.* ...........................      360        3,074
   Visteon Corp. .........................................      270        2,584
   Cooper Tire & Rubber Co. ..............................       90        1,814
                                                                      ----------
TOTAL AUTO COMPONENTS                                                     35,315
                                                                      ----------
   TEXTILES & APPAREL 0.2%
   Jones Apparel Group, Inc. .............................      260        9,399
   VF Corp. ..............................................      130        6,071
   Liz Claiborne, Inc. ...................................      130        4,770
   Reebok International Ltd. .............................       70        2,894
                                                                      ----------
TOTAL TEXTILES & APPAREL                                                  23,134
                                                                      ----------
   DISTRIBUTORS 0.1%
   Genuine Parts Co. .....................................      360       11,779
                                                                      ----------
TOTAL DISTRIBUTORS                                                        11,779
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           1,642,724
                                                                      ----------
ENERGY 10.9%
   OIL & GAS 9.9%
   Exxon Mobil Corp. .....................................   13,490      561,049
   ChevronTexaco Corp. ...................................    2,170      190,483
   ConocoPhillips ........................................    1,400       97,734
   Occidental Petroleum Corp. ............................      790       36,380
   Apache Corp. ..........................................      660       28,492
   Devon Energy Corp. ....................................      480       27,912
   Anadarko Petroleum Corp. ..............................      510       26,449
   Burlington Resources, Inc. ............................      410       26,088
   Marathon Oil Corp. ....................................      640       21,549
   Unocal Corp. ..........................................      530       19,758
   EOG Resources, Inc. ...................................      240       11,014
   Amerada Hess Corp. ....................................      110        7,181
   Kerr-McGee Corp. ......................................      120        6,180
   Sunoco, Inc. ..........................................       90        5,614
   Ashland, Inc. .........................................       80        3,719
                                                                      ----------
TOTAL OIL & GAS                                                        1,069,602
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES 1.0%
   Halliburton Co. .......................................      900       27,351
   Baker Hughes, Inc. ....................................      690       25,171
   Transocean, Inc.* .....................................      660       18,408
   BJ Services Co.* ......................................      320       13,846
   Nabors Industries Ltd.* ...............................      300       13,725
   Noble Corp.* ..........................................      270       10,373
   Rowan Cos., Inc.* .....................................      110        2,320
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                        111,194
                                                                      ----------
TOTAL ENERGY                                                           1,180,796
                                                                      ----------
INDUSTRIALS 8.8%
   MACHINERY 2.6%
   Caterpillar, Inc. .....................................      710       56,140

See Notes to Financial Statements.

                                                                ANNUAL REPORT 71


LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   Illinois Tool Works, Inc. ...............................      630   $ 49,915
   Deere & Co. .............................................      490     33,962
   Danaher Corp. ...........................................      310     28,945
   Ingersoll-Rand Co.-- Class A ............................      350     23,677
   PACCAR, Inc. ............................................      360     20,246
   Eaton Corp. .............................................      310     17,419
   Dover Corp. .............................................      410     15,896
   ITT Industries, Inc. ....................................      110      8,396
   Parker Hannifin Corp. ...................................      140      7,910
   Cummins, Inc. ...........................................      130      7,599
   Pall Corp. ..............................................      260      5,899
   Crane Co. ...............................................       70      2,310
                                                                        --------
TOTAL MACHINERY                                                          278,314
                                                                        --------
   AEROSPACE & DEFENSE 1.9%
   Honeywell International, Inc. ...........................    1,750     59,238
   Lockheed Martin Corp. ...................................      920     41,989
   Northrop Grumman Corp. ..................................      370     36,415
   General Dynamics Corp. ..................................      400     35,732
   Raytheon Co. ............................................      850     26,639
   Goodrich Corp. ..........................................      140      3,930
                                                                        --------
TOTAL AEROSPACE & DEFENSE                                                203,943
                                                                        --------
   INDUSTRIAL CONGLOMERATES 1.2%
   Tyco International Ltd. .................................    4,080    116,892
   Textron, Inc. ...........................................      280     14,882
                                                                        --------
TOTAL INDUSTRIAL CONGLOMERATES                                           131,774
                                                                        --------
   COMMERCIAL SERVICES & SUPPLIES 1.0%
   Cendant Corp. ...........................................    2,060     50,243
   Waste Management, Inc. ..................................    1,190     35,914
   RR Donnelley & Sons Co. .................................      441     13,340
   Allied Waste Industries, Inc.* ..........................      650      8,652
                                                                        --------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     108,149
                                                                        --------
   ROAD & RAIL 0.8%
   Union Pacific Corp. .....................................      520     31,106
   Burlington Northern Santa Fe Corp. ......................      760     23,940
   Norfolk Southern Corp. ..................................      800     17,672
   CSX Corp. ...............................................      440     13,328
                                                                        --------
TOTAL ROAD & RAIL                                                         86,046
                                                                        --------
   AIR FREIGHT & COURIERS 0.4%
   FedEx Corp. .............................................      610     45,848
   Ryder System, Inc. ......................................       70      2,711
                                                                        --------
TOTAL AIR FREIGHT & COURIERS                                              48,559
                                                                        --------
   ELECTRICAL EQUIPMENT 0.3%
   Rockwell Automation, Inc. ...............................      380     13,175
   American Power Conversion Corp. .........................      410      9,434
   Cooper Industries Ltd.--Class A .........................      110      6,290
   Thomas & Betts Corp. ....................................       70      1,527
   Power-One, Inc.* ........................................      100      1,106
                                                                        --------
TOTAL ELECTRICAL EQUIPMENT                                                31,532
                                                                        --------
   BUILDING PRODUCTS 0.3%
   Masco Corp. .............................................      950     28,918
                                                                        --------
TOTAL BUILDING PRODUCTS                                                   28,918
                                                                        --------
   AIRLINES 0.2%
   Southwest Airlines Co. ..................................    1,610     22,878
   Delta Air Lines, Inc. ...................................      250      1,980
                                                                        --------
TOTAL AIRLINES                                                            24,858
                                                                        --------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   W.W. Grainger, Inc. .....................................      110      5,280
                                                                        --------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                     5,280
                                                                        --------
   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp. .............................................       90      3,482
                                                                        --------
TOTAL CONSTRUCTION & ENGINEERING                                           3,482
                                                                        --------
TOTAL INDUSTRIALS                                                        950,855
                                                                        --------
INFORMATION TECHNOLOGY 6.2%

   COMPUTERS & PERIPHERALS 1.8%
   Hewlett-Packard Co. .....................................    6,220    142,065
   Sun Microsystems, Inc.* .................................    6,670     27,747

See Notes to Financial Statements.

72


LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   Apple Computer, Inc.* ...................................      740   $ 20,017
   NCR Corp.* ..............................................      110      4,847
   Gateway, Inc.* ..........................................      765      4,039
                                                                        --------
TOTAL COMPUTERS & PERIPHERALS                                            198,715
                                                                        --------
   COMMUNICATIONS EQUIPMENT 1.5%
   Motorola, Inc. ..........................................    4,750     83,600
   Corning, Inc.* ..........................................    2,710     30,298
   JDS Uniphase Corp.* .....................................    2,930     11,925
   Scientific-Atlanta, Inc. ................................      310     10,025
   Tellabs, Inc.* ..........................................      850      7,335
   Comverse Technology, Inc.* ..............................      390      7,075
   Andrew Corp.* ...........................................      310      5,425
   CIENA Corp.* ............................................      970      4,821
   ADC Telecommunications, Inc.* ...........................    1,630      4,727
                                                                        --------
TOTAL COMMUNICATIONS EQUIPMENT                                           165,231
                                                                        --------
   IT CONSULTING & SERVICES 0.7%
   Electronic Data Systems Corp. ...........................      980     18,963
   SunGard Data Systems, Inc.* .............................      590     16,166
   Computer Sciences Corp.* ................................      380     15,325
   Fiserv, Inc.* ...........................................      400     14,308
   Sabre Holdings Corp. ....................................      290      7,195
   Convergys Corp.* ........................................      290      4,408
                                                                        --------
TOTAL IT CONSULTING & SERVICES                                            76,365
                                                                        --------
   SOFTWARE 0.7%
   Computer Associates International, Inc. .................    1,180     31,695
   PeopleSoft, Inc.* .......................................      770     14,237
   Siebel Systems, Inc.* ...................................    1,010     11,625
   BMC Software, Inc.* .....................................      460      8,993
   Compuware Corp.* ........................................      790      5,886
                                                                        --------
TOTAL SOFTWARE                                                            72,436
                                                                        --------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
   Jabil Circuit, Inc.* ....................................      410     12,066
   Molex, Inc. .............................................      390     11,852
   Sanmina-SCI Corp.* ......................................    1,060     11,671
   Solectron Corp.* ........................................    1,690      9,346
   Thermo Electron Corp.* ..................................      330      9,333
   Symbol Technologies, Inc. ...............................      470      6,486
   PerkinElmer, Inc. .......................................      260      5,379
   Tektronix, Inc. .........................................       90      2,944
                                                                        --------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  69,077
                                                                        --------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 0.6%
   Micron Technology, Inc.* ................................    1,250     20,887
   Advanced Micro Devices, Inc.* ...........................      710     11,523
   Novellus Systems, Inc.* .................................      310      9,855
   Nvidia Corp.* ...........................................      330      8,742
   LSI Logic Corp.* ........................................      780      7,285
   Applied Micro Circuits Corp.* ...........................      630      3,623
                                                                        --------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                  61,915
                                                                        --------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.* ............................................    1,620     23,603
                                                                        --------
TOTAL OFFICE ELECTRONICS                                                  23,603
                                                                        --------
TOTAL INFORMATION TECHNOLOGY                                             667,342
                                                                        --------
TELECOMMUNICATION SERVICES 6.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 5.4%
   Verizon Communications, Inc. ............................    5,640    206,086
   SBC Communications, Inc. ................................    6,760    165,891
   BellSouth Corp. .........................................    3,770    104,391
   Sprint Corp.- FON Group. ................................    1,840     33,911
   ALLTEL Corp. ............................................      640     31,930
   AT&T Corp. ..............................................    1,600     31,312
   CenturyTel, Inc. ........................................      300      8,247
   Citizens Communications Co.* ............................      580      7,505
                                                                        --------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 73


LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                           $589,273
                                                                        --------
   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   AT&T Wireless Services, Inc.* ...........................    5,510     74,991
                                                                        --------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 74,991
                                                                        --------
TOTAL TELECOMMUNICATION SERVICES                                         664,264
                                                                        --------
UTILITIES 5.6%
   ELECTRIC UTILITIES 4.1%
   Exelon Corp. ............................................      670     46,143
   Southern Co. ............................................    1,500     45,750
   Dominion Resources, Inc./VA .............................      660     42,438
   Entergy Corp. ...........................................      470     27,965
   American Electric Power Co., Inc. .......................      810     26,665
   FirstEnergy Corp. .......................................      670     26,184
   FPL Group, Inc. .........................................      380     25,403
   PG&E Corp.* .............................................      850     24,624
   Progress Energy, Inc. ...................................      500     23,540
   Consolidated Edison, Inc. ...............................      460     20,286
   TXU Corp. ...............................................      660     18,916
   Ameren Corp. ............................................      370     17,053
   PPL Corp. ...............................................      360     16,416
   Edison International ....................................      670     16,274
   Cinergy Corp. ...........................................      360     14,720
   Xcel Energy, Inc. .......................................      820     14,604
   DTE Energy Co. ..........................................      340     13,991
   CenterPoint Energy, Inc. ................................      630      7,201
   TECO Energy, Inc. .......................................      380      5,559
   Pinnacle West Capital Corp. .............................      110      4,329
   Allegheny Energy, Inc.* .................................      260      3,565
   CMS Energy Corp.* .......................................      330      2,954
                                                                        --------
TOTAL ELECTRIC UTILITIES                                                 444,580
                                                                        --------
   MULTI-UTILITIES 0.9%
   Duke Energy Corp. .......................................    1,840     41,584
   Public Service Enterprise Group, Inc. ...................      480     22,550
   Constellation Energy Group, Inc. ........................      340     13,583
   Williams Cos., Inc. .....................................    1,060     10,144
   El Paso Corp. ...........................................    1,240      8,816
   Calpine Corp.* ..........................................      850      3,970
   Dynegy, Inc.--Class A* ..................................      770      3,049
                                                                        --------
TOTAL MULTI-UTILITIES                                                    103,696
                                                                        --------
   GAS UTILITIES 0.6%
   Kinder Morgan, Inc. .....................................      250     15,755
   Sempra Energy ...........................................      460     14,628
   KeySpan Corp. ...........................................      330     12,613
   NiSource, Inc. ..........................................      540     11,475
   Peoples Energy Corp. ....................................      120      5,358
   Nicor, Inc. .............................................      140      4,932
                                                                        --------
TOTAL GAS UTILITIES                                                       64,761
                                                                        --------
TOTAL UTILITIES                                                          613,037
                                                                        --------
HEALTH CARE 3.6%
   HEALTH CARE PROVIDERS & SERVICES 2.4%
   HCA, Inc. ...............................................    1,010     41,026
   WellPoint Health Networks, Inc.* ........................      310     35,253
   Caremark Rx, Inc.* ......................................      910     30,258
   Aetna, Inc. .............................................      310     27,813
   Anthem, Inc.* ...........................................      280     25,379
   Medco Health Solutions, Inc.*  ..........................      550     18,700
   McKesson Corp. ..........................................      600     18,054
   CIGNA Corp. .............................................      290     17,116
   Health Management Associates, Inc.-- Class A ............      490     11,373
   Tenet Healthcare Corp.* .................................      950     10,602
   Quest Diagnostics, Inc. .................................      120      9,940
   AmerisourceBergen Corp. .................................      130      7,108
   Humana, Inc.* ...........................................      330      6,277
   Manor Care, Inc. ........................................      100      3,529
                                                                        --------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   262,428
                                                                        --------

See Notes to Financial Statements.

74


LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   PHARMACEUTICALS 0.6%
   Schering-Plough Corp. ...................................    3,000   $ 48,660
   King Pharmaceuticals, Inc.* .............................      490      8,251
   Watson Pharmaceuticals, Inc.* ...........................      130      5,563
                                                                        --------
TOTAL PHARMACEUTICALS                                                     62,474
                                                                        --------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
   Becton Dickinson & Co. ..................................      520     25,210
   Applera Corp.--Applied Biosystems Group .................      430      8,505
   Bausch & Lomb, Inc. .....................................       60      3,598
                                                                        --------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    37,313
                                                                        --------
   BIOTECHNOLOGY 0.3%
   Genzyme Corp.* ..........................................      460     21,638
   Medimmune, Inc.* ........................................      510     11,771
                                                                        --------
TOTAL BIOTECHNOLOGY                                                       33,409
                                                                        --------
TOTAL HEALTH CARE                                                        395,624
                                                                        --------
MATERIALS 3.2%
   METALS & MINING 1.1%
   Alcoa, Inc. .............................................    1,750     60,708
   Newmont Mining Corp. ....................................      880     41,034
   Phelps Dodge Corp.* .....................................      100      8,166
   Nucor Corp. .............................................       90      5,533
   United States Steel Corp. ...............................      130      4,845
   Worthington Industries, Inc. ............................      100      1,917
   Allegheny Technologies, Inc. ............................       90      1,089
                                                                        --------
TOTAL METALS & MINING                                                    123,292
                                                                        --------
   PAPER & FOREST PRODUCTS 1.0%
   International Paper Co. .................................      980     41,415
   Weyerhaeuser Co. ........................................      450     29,475
   Georgia-Pacific Corp. ...................................      520     17,519
   MeadWestvaco Corp. ......................................      410     11,599
   Louisiana-Pacific Corp. .................................      220      5,676
                                                                        --------
TOTAL PAPER & FOREST PRODUCTS                                            105,684
                                                                        --------
   CHEMICALS 0.9%
   Air Products & Chemicals, Inc. ..........................      470   $ 23,556
   PPG Industries, Inc. ....................................      350     20,405
   Monsanto Co. ............................................      540     19,802
   Rohm & Haas Co. .........................................      450     17,928
   Engelhard Corp. .........................................      260      7,771
   Eastman Chemical Co. ....................................       90      3,841
   Great Lakes Chemical Corp. ..............................      150      3,578
                                                                        --------
TOTAL CHEMICALS                                                           96,881
                                                                        --------
   CONTAINERS & PACKAGING 0.1%
   Pactiv Corp.* ...........................................      320      7,120
   Temple-Inland, Inc. .....................................       60      3,800
   Bemis Co. ...............................................      120      3,120
                                                                        --------
TOTAL CONTAINERS & PACKAGING                                              14,040
                                                                        --------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co. ....................................      120      5,693
                                                                        --------
TOTAL CONSTRUCTION MATERIALS                                               5,693
                                                                        --------
TOTAL MATERIALS                                                          345,590
                                                                        --------
CONSUMER STAPLES 2.6%
   FOOD & DRUG RETAILING 1.3%
   Costco Wholesale Corp.* .................................      940     35,306
   CVS Corp. ...............................................      810     28,593
   Kroger Co.* .............................................    1,520     25,293
   Safeway, Inc.*  .........................................      910     18,728
   Albertson's, Inc. .......................................      750     16,612
   SUPERVALU, Inc. .........................................      270      8,246
   Winn-Dixie Stores, Inc. .................................      290      2,204
                                                                        --------
TOTAL FOOD & DRUG RETAILING                                              134,982
                                                                        --------
   FOOD PRODUCTS 0.8%
   General Mills, Inc. .....................................      760     35,477
   ConAgra Foods, Inc. .....................................    1,100     29,634
   Archer-Daniels-Midland Co. ..............................    1,320     22,268
                                                                        --------
TOTAL FOOD PRODUCTS                                                       87,379
                                                                        --------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 75


LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   BEVERAGES 0.4%
   Coca-Cola Enterprises, Inc. ..........................      930   $    22,478
   Pepsi Bottling Group, Inc. ...........................      540        16,065
   Adolph Coors Co.--Class B ............................      110         7,640
                                                                     -----------
TOTAL BEVERAGES                                                           46,183
                                                                     -----------
   TOBACCO 0.1%
   R.J.Reynolds Tobacco Holdings, Inc. ..................      100         6,050
                                                                     -----------
TOTAL TOBACCO                                                              6,050
                                                                     -----------
   PERSONAL PRODUCTS 0.0%
   Alberto-Culver Co.--Class B ..........................      100         4,387
                                                                     -----------
TOTAL PERSONAL PRODUCTS                                                    4,387
                                                                     -----------
TOTAL CONSUMER STAPLES                                                   278,981
                                                                     -----------
TOTAL COMMON STOCKS (Cost $10,587,461) ..................             10,697,402
                                                                     -----------
                                                              FACE
                                                            AMOUNT
                                                          --------
REPURCHASE AGREEMENTS 1.4%
Repurchase Agreement (Note 6)
   0.95% due 04/01/04 .................................   $149,788       149,788
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $149,788) ....................................                  149,788
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $10,737,249) .................................              $10,847,190
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES

REIT-REAL ESTATE INVESTMENT TRUST

See Notes to Financial Statements.

76


SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 97.5%

INFORMATION TECHNOLOGY 22.3%
   SOFTWARE 6.1%
   Hyperion Solutions Corp.* ..............................       944   $ 39,129
   Take-Two Interactive Software, Inc.* ...................     1,033     37,994
   Factset Research Systems, Inc. .........................       791     33,665
   Filenet Corp.* .........................................       886     23,612
   Kronos, Inc./MA* .......................................       710     23,096
   Progress Software Corp.* ...............................       815     19,552
   Manhattan Associates, Inc.* ............................       702     19,515
   Micros Systems, Inc.* ..................................       423     19,098
   Serena Software, Inc.* .................................       925     18,824
   BARRA, Inc. ............................................       453     15,850
   Ansys, Inc.* ...........................................       357     14,187
   Midway Games, Inc.* ....................................     1,314      9,566
   SPSS, Inc.* ............................................       406      7,430
   Talx Corp. .............................................       319      7,002
   EPIQ Systems, Inc.* ....................................       415      6,798
   Concord Communications, Inc.* ..........................       410      5,908
   Catapult Communications Corp.* .........................       294      5,242
   Radiant Systems, Inc.* .................................       607      3,649
   QRS Corp.* .............................................       373      2,104
                                                                        --------
TOTAL SOFTWARE                                                           312,221
                                                                        --------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 5.6%
   Cognex Corp. ...........................................     1,028     34,181
   FLIR Systems, Inc.* ....................................       769     29,314
   Trimble Navigation Ltd.* ...............................     1,170     26,828
   Dionex Corp.* ..........................................       501     26,453
   Aeroflex, Inc.* ........................................     1,565     21,065
   Rogers Corp.* ..........................................       379     20,227
   Veeco Instruments, Inc.* ...............................       687     19,271
   Global Imaging Systems, Inc.* ..........................       514     17,075
   FEI Co.* ...............................................       775     16,934
   Advanced Energy Industries, Inc.* ......................       757     15,435
   Kulicke & Soffa Industries, Inc.* ......................     1,180     13,830
   Photon Dynamics, Inc.* .................................       378     12,334
   Daktronics, Inc.* ......................................       437      9,863
   BEI Technologies, Inc. .................................       346      7,771
   Keithley Instruments, Inc. .............................       363      7,518
   X-Rite, Inc. ...........................................       488      7,266
                                                                        --------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 285,365
                                                                        --------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 4.8%
   Varian Semiconductor Equipment Associates, Inc.* .......       845     35,490
   Cymer, Inc.* ...........................................       852     32,896
   Axcelis Technologies, Inc.* ............................     2,325     25,854
   Brooks Automation, Inc.* ...............................     1,017     21,337
   Power Integrations, Inc.* ..............................       707     20,736
   ATMI, Inc.* ............................................       726     19,108
   Microsemi Corp.* .......................................     1,361     18,618
   Helix Technology Corp. .................................       615     14,914
   Actel Corp.* ...........................................       598     13,533
   ESS Technologies, Inc.* ................................       916     13,428
   Ultratech, Inc.* .......................................       554     12,914
   Kopin Corp.* ...........................................     1,638      9,468
   Rudolph Technologies, Inc.* ............................       375      7,024
                                                                        --------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                 245,320
                                                                        --------
   IT CONSULTING & SERVICES 2.4%
   Global Payments, Inc. ..................................       881     39,715
   CACI International, Inc.--Class A* .....................       679     29,197
   MAXIMUS, Inc.* .........................................       496     17,360
   Mantech International Corp.--Class A* ..................       750     15,367
   Startek, Inc. ..........................................       326     11,847
   Intrado, Inc.* .........................................       376      7,276

See Notes to Financial Statements.

                                                                ANNUAL REPORT 77


SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   Carreker Corp.* .......................................      564   $    4,467
                                                                      ----------
TOTAL IT CONSULTING & SERVICES                                           125,229
                                                                      ----------
   INTERNET SOFTWARE & SERVICES 1.5%
   WebEx Communications, Inc.* ...........................    1,004       29,849
   Websense, Inc.* .......................................      530       15,693
   j2 Global Communications, Inc.* .......................      546       12,318
   ZIX Corp.* ............................................      657        9,579
   Netegrity, Inc.* ......................................      887        7,539
                                                                      ----------
TOTAL INTERNET SOFTWARE & SERVICES                                        74,978
                                                                      ----------
   COMMUNICATIONS EQUIPMENT 1.3%
   Inter-Tel, Inc. .......................................      594       17,856
   Harmonic, Inc.* .......................................    1,641       15,836
   ViaSat, Inc.* .........................................      618       15,376
   C-COR.net Corp.* ......................................      964       13,515
   Brooktrout, Inc.* .....................................      284        5,634
                                                                      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                            68,217
                                                                      ----------
   COMPUTERS & PERIPHERALS 0.6%
   Avid Technology, Inc.* ................................      720       33,214
                                                                      ----------
TOTAL COMPUTERS & PERIPHERALS                                             33,214
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY                                           1,144,544
                                                                      ----------
CONSUMER DISCRETIONARY 21.2%
   SPECIALTY RETAIL 7.0%
   Pacific Sunwear of California, Inc.* ..................    1,843       45,227
   Urban Outfitters, Inc.* ...............................      933       44,840
   Zale Corp.* ...........................................      613       37,730
   Tractor Supply Co.* ...................................      880       34,074
   HOT Topic, Inc.* ......................................    1,120       29,624
   Men's Wearhouse, Inc.* ................................      876       23,275
   Select Comfort Corp.* .................................      787       21,713
   Cost Plus, Inc.* ......................................      517       21,585
   Guitar Center, Inc.* ..................................      563       20,910
   Children's Place Retail Stores, Inc.* .................      629       19,480
   Christopher & Banks Corp. .............................      890       18,788
   Too, Inc.* ............................................      803       16,823
   TBC Corp.* ............................................      497       14,597
   Gymboree Corp.* .......................................      695       11,655
                                                                      ----------
TOTAL SPECIALTY RETAIL                                                   360,321
                                                                      ----------
   HOTELS RESTAURANTS & LEISURE 4.5%
   Sonic Corp.* ..........................................      925       31,709
   CEC Entertainment, Inc.* ..............................      912       31,647
   P.F. Chang's China Bistro, Inc.* ......................      600       30,186
   Panera Bread Co.--Class A* ............................      702       27,322
   Argosy Gaming Co.* ....................................      688       24,459
   Rare Hospitality International, Inc.* .................      787       21,839
   WMS Industries, Inc.* .................................      690       21,390
   Shuffle Master, Inc.* .................................      388       18,038
   Papa John's International, Inc.* ......................      410       13,874
   Steak N Shake Co.* ....................................      641       12,339
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                       232,803
                                                                      ----------
   HOUSEHOLD DURABLES 2.7%
   NVR, Inc.* ............................................      161       74,060
   Ethan Allen Interiors, Inc. ...........................      879       36,268
   Champion Enterprises, Inc.* ...........................    1,636       17,342
   Libbey, Inc. ..........................................      310        8,038
   Fedders Corp. .........................................      713        4,071
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                                 139,779
                                                                      ----------
   TEXTILES & APPAREL 2.1%
   Fossil, Inc.* .........................................    1,090       36,351
   Quiksilver, Inc.* .....................................    1,302       28,449
   K-Swiss, Inc.--Class A ................................      824       20,163
   Oxford Industries, Inc. ...............................      378       17,460
   OshKosh B'Gosh, Inc.--Class A .........................      270        6,318
                                                                      ----------
TOTAL TEXTILES & APPAREL                                                 108,741
                                                                      ----------

See Notes to Financial Statements.

78


SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   AUTOMOBILES 1.8%
   Thor Industries, Inc. .................................    1,344   $   36,100
   Winnebago Industries, Inc. ............................      791       24,656
   Monaco Coach Corp. ....................................      683       18,304
   Fleetwood Enterprises, Inc.* ..........................      912       11,199
                                                                      ----------
TOTAL AUTOMOBILES                                                         90,259
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS 1.8%
   Polaris Industries, Inc. ..............................    1,023       46,485
   SCP Pool Corp.* .......................................      827       30,814
   Arctic Cat, Inc. ......................................      498       12,694
                                                                      ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        89,993
                                                                      ----------
   MEDIA 0.8%
   ADVO, Inc. ............................................      706       22,747
   Thomas Nelson, Inc. ...................................      338        9,201
   4Kids Entertainment, Inc.* ............................      306        6,845
                                                                      ----------
TOTAL MEDIA                                                               38,793
                                                                      ----------
   MULTILINE RETAIL 0.4%
   Fred's, Inc. ..........................................      921       22,353
                                                                      ----------
TOTAL MULTILINE RETAIL                                                    22,353
                                                                      ----------
   AUTO COMPONENTS 0.1%
   Midas, Inc.* ..........................................      357        6,943
                                                                      ----------
TOTAL AUTO COMPONENTS                                                      6,943
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           1,089,985
                                                                      ----------
HEALTH CARE 19.6%
   HEALTH CARE EQUIPMENT & SUPPLIES 8.1%
   Respironics, Inc.* ....................................      821       44,350
   Inamed Corp.* .........................................      828       44,116
   Cooper Cos., Inc. .....................................      736       39,744
   ResMed, Inc.* .........................................      794       35,881
   Mentor Corp. ..........................................    1,082       32,568
   Diagnostic Products Corp ..............................      677       29,314
   Sybron Dental
   Specialties, Inc.* ....................................      901       24,552
   American Medical Systems Holdings, Inc.* ..............      774       20,511
   Integra LifeSciences Holdings Corp.* ..................      639       19,566
   Wilson Greatbatch Technologies, Inc.* .................      483       17,523
   Advanced Medical Optics, Inc.* ........................      689       16,812
   PolyMedica Corp. ......................................      602       16,146
   Merit Medical Systems Inc.* ...........................      607       13,136
   Possis Medical, Inc.* .................................      415       11,674
   Biosite, Inc.* ........................................      365       11,669
   Arthocare Corp.* ......................................      472       10,908
   ICU Medical, Inc.* ....................................      321        9,749
   Immucor, Inc.* ........................................      459        8,317
   SurModics, Inc.* ......................................      407        8,103
                                                                      ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   414,639
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES 7.2%
   Renal Care Group, Inc.* ...............................    1,150       52,624
   Accredo Health, Inc.* .................................    1,121       42,710
   Pharmaceutical Product Development, Inc.* .............    1,315       39,174
   Cerner Corp.* .........................................      837       37,824
   Amerigroup Corp.* .....................................      575       26,277
   Sierra Health Services, Inc.* .........................      648       23,587
   NDCHealth Corp. .......................................      822       22,317
   United Surgical Partners International, Inc.* .........      645       21,891
   Priority Healthcare Corp.--Class B* ...................    1,016       21,631
   American Healthways, Inc.* ............................      747       18,242
   Odyssey HealthCare, Inc.* .............................      857       16,154
   AmSurg Corp.* .........................................      705       16,011
   Dendrite International, Inc.* .........................      956       15,296
   Centene Corp.* ........................................      457       13,980
                                                                      ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   367,718
                                                                      ----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 79


SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   BIOTECHNOLOGY 2.2%
   IDEXX Laboratories, Inc.* ..............................     814   $   46,292
   Techne Corp.* ..........................................     965       39,382
   Regeneron Pharmaceuticals, Inc.* .......................   1,300       17,654
   Enzo Biochem, Inc.* ....................................     704       11,848
                                                                      ----------
TOTAL BIOTECHNOLOGY                                                      115,176
                                                                      ----------
   PHARMACEUTICALS 2.1%
   Medicis Pharmaceutical Corp.--Class A ..................   1,290       51,600
   MGI Pharma, Inc.* ......................................     739       45,271
   Noven Pharmaceuticals, Inc.* ...........................     533       11,444
                                                                      ----------
TOTAL PHARMACEUTICALS                                                    108,315
                                                                      ----------
TOTAL HEALTH CARE                                                      1,005,848
                                                                      ----------
INDUSTRIALS 14.9%
   MACHINERY 4.3%
   Oshkosh Truck Corp. ....................................     817       45,507
   Toro Co. ...............................................     578       35,836
   Briggs & Stratton Corp. ................................     525       35,422
   CLARCOR, Inc. ..........................................     597       26,358
   Kaydon Corp. ...........................................     662       18,225
   Wabash National Corp.* .................................     757       17,865
   CUNO, Inc.*  ...........................................     381       17,099
   JLG Industries, Inc. ...................................   1,019       14,572
   Lindsay Manufacturing Co. ..............................     268        6,453
   Milacron, Inc. .........................................     813        2,821
                                                                      ----------
TOTAL MACHINERY                                                          220,158
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES 3.5%
   Arbitron, Inc.* ........................................     712       28,665
   Tetra Tech, Inc.* ......................................   1,279       27,447
   Brady Corp.--Class A ...................................     553       21,058
   John H. Harland Co. ....................................     660       20,539
   Watson Wyatt & Company Holdings* .......................     778       19,637
   Labor Ready, Inc.* .....................................     953       12,885
   Administaff, Inc.* .....................................     627       10,929
   New England Business Services, Inc. ....................     311       10,527
   Pre-Paid Legal Services, Inc.*  ........................     405        9,914
   Memberworks, Inc.*  ....................................     247        8,625
   Coinstar, Inc.* ........................................     504        7,999
   CPI Corp. ..............................................     185        3,521
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     181,746
                                                                      ----------
   AEROSPACE & DEFENSE 2.4%
   Alliant Techsystems, Inc.* .............................     910       49,504
   Engineered Support Systems, Inc. .......................     609       29,713
   Cubic Corp. ............................................     629       16,354
   Teledyne Technologies, Inc.*  ..........................     754       14,100
   Mercury Computer Systems, Inc.* ........................     499       12,724
                                                                      ----------
TOTAL AEROSPACE & DEFENSE                                                122,395
                                                                      ----------
   ELECTRICAL EQUIPMENT 2.0%
   Roper Industries, Inc. .................................     847       40,868
   Acuity Brands, Inc. ....................................     982       23,450
   Baldor Electric Co. ....................................     767       17,626
   Intermagnetics General Corp.* ..........................     381       10,096
   Artesyn Technologies, Inc.*  ...........................     913        8,692
                                                                      ----------
TOTAL ELECTRICAL EQUIPMENT                                               100,732
                                                                      ----------
   ROAD & RAIL 1.5%
   Landstar System, Inc.* .................................     700       28,658
   Heartland Express, Inc. ................................   1,179       26,858
   Knight Transportation, Inc.* ...........................     883       21,174
                                                                      ----------
TOTAL ROAD & RAIL                                                         76,690
                                                                      ----------
   BUILDING PRODUCTS 0.8%
   Simpson Manufacturing Co., Inc.* .......................     583       28,538
   ElkCorp ................................................     457       12,380
                                                                      ----------
TOTAL BUILDING PRODUCTS                                                   40,918
                                                                      ----------

See Notes to Financial Statements.

80


SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS 0.3%
   Forward Air Corp.* ......................................      509   $ 16,731
                                                                        --------
TOTAL AIR FREIGHT & COURIERS                                              16,731
                                                                        --------
   AIRLINES 0.1%
   Mesa Air Group, Inc.* ...................................      738      6,096
                                                                        --------
TOTAL AIRLINES                                                             6,096
                                                                        --------
TOTAL INDUSTRIALS                                                        765,466
                                                                        --------
FINANCIALS 10.2%
   BANKS 7.9%
   UCBH Holdings, Inc. .....................................    1,056     42,282
   South Financial Group, Inc. .............................    1,384     40,953
   Hudson United Bancorp ...................................    1,051     39,991
   First Bancorp Puerto Rico ...............................      942     39,187
   First Midwest Bancorp, Inc./IL ..........................    1,091     37,247
   East-West Bancorp, Inc. .................................      573     32,088
   United Bankshares, Inc. .................................    1,032     31,476
   Southwest Bancorp of Texas, Inc. ........................      799     30,146
   Community First Bankshares, Inc. ........................      885     28,444
   TrustCo Bank Corp. NY ...................................    1,747     23,515
   Wintrust Financial Corp. ................................      459     22,321
   Republic Bancorp, Inc./MI ...............................    1,488     20,921
   Boston Private Financial Holdings, Inc. .................      575     16,100
                                                                        --------
TOTAL BANKS                                                              404,671
                                                                        --------
   THRIFTS & MORTGAGE FINANCE 1.5%
   New Century Financial Corp. .............................      823     39,965
   Sterling Financial Corp./WA*  ...........................      565     20,735
   Dime Community Bancshares ...............................      905     18,417
                                                                        --------
TOTAL THRIFTS & MORTGAGE FINANCE                                          79,117
                                                                        --------
   REAL ESTATE 0.7%
   Essex Property Trust, Inc. ..............................      539     35,304
                                                                        --------
TOTAL REAL ESTATE                                                         35,304
                                                                        --------
   DIVERSIFIED FINANCIALS 0.1%
   Rewards Network, Inc.* ..................................      571      5,710
                                                                        --------
TOTAL DIVERSIFIED FINANCIALS                                               5,710
                                                                        --------
TOTAL FINANCIALS                                                         524,802
                                                                        --------
ENERGY 3.5%
   OIL & GAS 2.5%
   Patina Oil & Gas Corp. ..................................    1,605     42,131
   Evergreen Resources, Inc.* ..............................    1,003     34,453
   Cabot Oil & Gas Corp. ...................................      760     23,226
   Frontier Oil Corp. ......................................      616     11,938
   Prima Energy Corp.* .....................................      294     10,158
   Plains Resources, Inc.* .................................      558     10,144
                                                                        --------
TOTAL OIL & GAS                                                          132,050
                                                                        --------
   ENERGY EQUIPMENT & SERVICES 1.0%
   CARBO Ceramics, Inc. ....................................      355     22,347
   Hydril* .................................................      540     14,148
   Tetra Technologies, Inc.* ...............................      519     13,562
                                                                        --------
TOTAL ENERGY EQUIPMENT & SERVICES                                         50,057
                                                                        --------
TOTAL ENERGY                                                             182,107
                                                                        --------
MATERIALS 2.5%
   CHEMICALS 1.3%
   MacDermid, Inc. .........................................      710     24,985
   Georgia Gulf Corp. ......................................      761     22,944
   Headwaters, Inc.* .......................................      777     19,907
                                                                        --------
TOTAL CHEMICALS                                                           67,836
                                                                        --------
   CONSTRUCTION MATERIALS 0.9%
   Florida Rock Industries, Inc. ...........................    1,010     42,571
                                                                        --------
TOTAL CONSTRUCTION MATERIALS                                              42,571
                                                                        --------
See Notes to Financial Statements.

                                                                ANNUAL REPORT 81


SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   METALS & MINING 0.3%
   Cleveland-Cliffs, Inc.* ...............................      235   $   15,376
                                                                      ----------
TOTAL METALS & MINING                                                     15,376
                                                                      ----------
TOTAL MATERIALS                                                          125,783
                                                                      ----------
CONSUMER STAPLES 2.3%
   PERSONAL PRODUCTS 1.1%
   NBTY, Inc.* ...........................................    1,564       58,150
                                                                      ----------
TOTAL PERSONAL PRODUCTS                                                   58,150
                                                                      ----------
   FOOD PRODUCTS 0.5%
   Delta & Pine Land Co. .................................      898       22,405
                                                                      ----------
TOTAL FOOD PRODUCTS                                                       22,405
                                                                      ----------
   FOOD & DRUG RETAILING 0.4%
   United Natural Foods, Inc.* ...........................      445       21,400
                                                                      ----------
TOTAL FOOD & DRUG RETAILING                                               21,400
                                                                      ----------
   HOUSEHOLD PRODUCTS 0.3%
   WD-40 Co. .............................................      393       13,755
                                                                      ----------
TOTAL HOUSEHOLD PRODUCTS                                                  13,755
                                                                      ----------
TOTAL CONSUMER STAPLES                                                   115,710
                                                                      ----------
UTILITIES 0.5%
   GAS UTILITIES 0.5%
   New Jersey Resources Corp. ............................      644       24,343
                                                                      ----------
TOTAL GAS UTILITIES                                                       24,343
                                                                      ----------
TOTAL UTILITIES                                                           24,343
                                                                      ----------
TELECOMMUNICATION SERVICES 0.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
   Commonwealth Telephone Enterprises, Inc.* .............      566       23,212
                                                                      ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              23,212
                                                                      ----------
TOTAL TELECOMMUNICATION SERVICES                                          23,212
                                                                      ----------
TOTAL COMMON STOCKS (Cost $4,884,048) ....................             5,001,800
                                                                      ----------

                                                               FACE
                                                             AMOUNT
                                                           --------
REPURCHASE AGREEMENTS 2.5%
Repurchase Agreement (Note 6)
   0.95% due 04/01/04 ..................................   $130,856      130,856
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $130,856) .....................................                 130,856
                                                                      ----------
TOTAL INVESTMENTS 100%
   (Cost $5,014,904) ...................................              $5,132,656
                                                                      ==========

*    NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

82


MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 95.5%

CONSUMER DISCRETIONARY 22.1%
   SPECIALTY RETAIL 7.1%
   Ross Stores, Inc. .......................................      538   $ 16,468
   Chico's FAS, Inc.* ......................................      309     14,338
   Williams-Sonoma, Inc.* ..................................      413     14,125
   Petsmart, Inc. ..........................................      507     13,821
   Abercrombie & Fitch Co.--Class A ........................      342     11,573
   Michaels Stores, Inc. ...................................      237     11,523
   CarMax, Inc.* ...........................................      367     10,716
   Rent-A-Center, Inc.* ....................................      286      9,435
   O'Reilly Automotive, Inc.* ..............................      192      7,688
   Pier 1 Imports, Inc. ....................................      315      7,466
   Claire's Stores, Inc. ...................................      347      7,231
   Regis Corp. .............................................      155      6,888
                                                                        --------
TOTAL SPECIALTY RETAIL                                                   131,272
                                                                        --------
   HOTELS RESTAURANTS & LEISURE 4.9%
   Mandalay Resort Group ...................................      230     13,170
   Brinker International, Inc.* ............................      342     12,972
   Outback Steakhouse, Inc. ................................      265     12,906
   GTECH Holdings Corp. ....................................      209     12,360
   International Speedway Corp.--Class A ...................      188      8,836
   Cheesecake Factory, Inc.* ...............................      183      8,442
   Applebee's International, Inc. ..........................      195      8,063
   Ruby Tuesday, Inc. ......................................      230      7,395
   Krispy Kreme Doughnuts, Inc.* ...........................      213      7,314
                                                                        --------
TOTAL HOTELS RESTAURANTS & LEISURE                                        91,458
                                                                        --------
   MEDIA 3.3%
   Washington Post .........................................       34     30,070
   Westwood One, Inc.* .....................................      354     10,425
   Harte-Hanks, Inc. .......................................      310      7,260
   Valassis Communications, Inc.* ..........................      184      5,594
   Reader's Digest Association, Inc. .......................      350      4,928
   Catalina Marketing Corp.* ...............................      189      3,665
                                                                        --------
TOTAL MEDIA                                                               61,942
                                                                        --------
   HOUSEHOLD DURABLES 3.3%
   Lennar Corp.--Class A ...................................      558     30,149
   Harman International Industries, Inc. ...................      233     18,547
   Hovnanian Enterprises, Inc.--Class A* ...................      213      9,191
   Tupperware Corp. ........................................      207      3,686
                                                                        --------
TOTAL HOUSEHOLD DURABLES                                                  61,573
                                                                        --------
   TEXTILES & APPAREL 1.9%
   Coach, Inc.* ............................................      657     26,930
   Timberland Co.--Class A* ................................      124      7,372
                                                                        --------
TOTAL TEXTILES & APPAREL                                                  34,302
                                                                        --------
   MULTILINE RETAIL 1.0%
   Dollar Tree Stores, Inc.* ...............................      408     12,603
   99 Cents Only Stores* ...................................      255      6,227
                                                                        --------
TOTAL MULTILINE RETAIL                                                    18,830
                                                                        --------
   AUTO COMPONENTS 0.6%
   Gentex Corp. ............................................      272     11,799
                                                                        --------
TOTAL AUTO COMPONENTS                                                     11,799
                                                                        --------
TOTAL CONSUMER DISCRETIONARY                                             411,176
                                                                        --------
INFORMATION TECHNOLOGY 20.2%
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 6.2%
   Microchip Technology, Inc. ..............................      735     19,522
   Lam Research Corp.* .....................................      462     11,647
   Atmel Corp.* ............................................    1,669     10,848
   International Rectifier Corp.* ..........................      228     10,486
   Fairchild Semiconductor International, Inc.* ............      417     10,020
   Silicon Laboratories, Inc.* .............................      176      9,307

See Notes to Financial Statements.

                                                                ANNUAL REPORT 83


MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   Cypress Semiconductor Corp.* ............................     426    $  8,720
   Integrated Circuit Systems, Inc.* .......................     255       6,383
   Semtech Corp.* ..........................................     261       5,959
   Integrated Device Technology, Inc.* .....................     371       5,565
   RF Micro Devices, Inc.* .................................     657       5,558
   Micrel, Inc.* ...........................................     326       4,352
   Cabot Microelectronics Corp.* ...........................      88       3,717
   LTX Corp.* ..............................................     210       3,171
                                                                        --------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                 115,255
                                                                        --------
   SOFTWARE 4.7%
   Synopsys, Inc.* .........................................     550      15,928
   Cadence Design Systems, Inc.*. ..........................     932      13,738
   Network Associates, Inc.*................................     572      10,296
   Fair Isaac Corp..........................................     256       9,236
   Sybase, Inc.* ...........................................     342       7,179
   Reynolds & Reynolds Co.--Class A ........................     237       6,733
   Jack Henry & Associates, Inc. ...........................     316       6,086
   Macromedia, Inc.* .......................................     222       4,455
   Mentor Graphics Corp.* ..................................     241       4,295
   RSA Security, Inc.* .....................................     213       4,002
   Macrovision Corp.* ......................................     173       3,232
   Transaction Systems Architects, Inc.--Class A* ..........     126       2,916
                                                                        --------
TOTAL SOFTWARE                                                            88,096
                                                                        --------
   IT CONSULTING & SERVICES 4.0%
   Affiliated Computer Services, Inc.--Class A* ............     491      25,483
   DST Systems, Inc.* ......................................     295      13,378
   Cognizant Technology Solutions Corp.* ...................     226      10,226
   Certegy, Inc. ...........................................     230       8,054
   Acxiom Corp. ............................................     301       6,610
   Titan Corp.* ............................................     288       5,815
   Gartner, Inc.--Class A* .................................     458       5,336
                                                                        --------
TOTAL IT CONSULTING & SERVICES                                            74,902
                                                                        --------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
   CDW Corp. ...............................................     295      19,945
   National Instruments Corp. ..............................     276       8,683
   Varian, Inc.* ...........................................     123       4,941
                                                                        --------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  33,569
                                                                        --------
   COMPUTERS & PERIPHERALS 1.5%
   Sandisk Corp.* ..........................................     562      15,944
   Diebold, Inc. ...........................................     257      12,367
                                                                        --------
TOTAL COMPUTERS & PERIPHERALS                                             28,311
                                                                        --------
   COMMUNICATIONS EQUIPMENT 1.3%
   ADTRAN, Inc. ............................................     280       8,409
   Avocent Corp.* ..........................................     166       6,107
   Plantronics, Inc.* ......................................     157       5,748
   McDATA Corp.* ...........................................     409       2,879
                                                                        --------
TOTAL COMMUNICATIONS EQUIPMENT                                            23,143
                                                                        --------
   OFFICE ELECTRONICS 0.6%
   Zebra Technologies Corp.--Class A* ......................     167      11,585
                                                                        --------
TOTAL OFFICE ELECTRONICS                                                  11,585
                                                                        --------
   INTERNET SOFTWARE & SERVICES 0.1%
   Retek, Inc.* ............................................     194       1,466
                                                                        --------
TOTAL INTERNET SOFTWARE & SERVICES                                         1,466
                                                                        --------
TOTAL INFORMATION TECHNOLOGY                                             376,327
                                                                        --------
HEALTH CARE 18.7%
   HEALTH CARE PROVIDERS & SERVICES 5.9%
   Patterson Dental Co.* ...................................     242      16,604
   Oxford Health Plans, Inc. ...............................     287      14,020
   Coventry Health Care, Inc.* .............................     319      13,503

See Notes to Financial Statements.

84


MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   Henry Schein, Inc.* .....................................     155    $ 11,070
   Lincare Holdings, Inc.* .................................     348      10,934
   Health Net, Inc.* .......................................     403      10,047
   Universal Health Services, Inc.--Class B ................     205       9,445
   Covance, Inc.* ..........................................     220       7,577
   First Health Group Corp.* ...............................     334       7,301
   Apria Healthcare Group, Inc.* ...........................     181       5,419
   LifePoint Hospitals, Inc.* ..............................     133       4,301
                                                                        --------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   110,221
                                                                        --------
   HEALTH CARE EQUIPMENT & SUPPLIES 5.1%
   Varian Medical Systems, Inc.* ...........................     241      20,801
   Hillenbrand Industries, Inc. ............................     219      14,868
   DENTSPLY
   International, Inc. .....................................     280      12,412
   Beckman Coulter, Inc. ...................................     218      11,890
   Apogent Technologies, Inc.* .............................     320       9,818
   Cytyc Corp.*  ...........................................     388       8,633
   Edwards Lifesciences Corp.* .............................     210       6,709
   Steris Corp.* ...........................................     246       6,347
   VISX, Inc.* .............................................     171       3,338
                                                                        --------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    94,816
                                                                        --------
   PHARMACEUTICALS 4.4%
   Mylan Laboratories, Inc. ................................     952      21,639
   Barr Pharmaceuticals, Inc.* .............................     357      16,386
   IVAX Corp.* .............................................     696      15,848
   Sepracor, Inc.* .........................................     301      14,478
   Valeant Pharmaceuticals International ...................     294       7,018
   Pharmaceutical Resources, Inc.* .........................     120       6,823
                                                                        --------
TOTAL PHARMACEUTICALS                                                     82,192
                                                                        --------
   BIOTECHNOLOGY 3.3%
   Gilead Sciences, Inc.* ..................................     717      39,987
   Cephalon, Inc.* .........................................     197      11,290
   Charles River Laboratories International, Inc.* .........     162       6,942
   Vertex Pharmaceuticals, Inc.* ...........................     275       2,590
                                                                        --------
TOTAL BIOTECHNOLOGY                                                       60,809
                                                                        --------
TOTAL HEALTH CARE                                                        348,038
                                                                        --------
INDUSTRIALS 12.5%
   COMMERCIAL SERVICES & SUPPLIES 6.4%
   Career Education Corp.* .................................     355      20,107
   Manpower, Inc. ..........................................     307      14,276
   Dun & Bradstreet Corp.* .................................     257      13,750
   ChoicePoint, Inc.* ......................................     310      11,789
   Corinthian Colleges, Inc.*  .............................     314      10,381
   Education Management Corp.* .............................     256       8,148
   HON Industries, Inc. ....................................     206       7,655
   DeVry, Inc.* ............................................     248       7,477
   Stericycle, Inc.* .......................................     149       7,131
   Herman Miller, Inc. .....................................     258       6,871
   ITT Educational Services, Inc.*  ........................     160       4,992
   Rollins, Inc. ...........................................     160       4,123
   Sotheby's Holdings, Inc.--Class A* ......................     218       2,801
                                                                        --------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     119,501
                                                                        --------
   AIR FREIGHT & COURIERS 1.9%
   Expeditors International Washington, Inc. ...............     372      14,690
   C.H. Robinson Worldwide, Inc. ...........................     299      12,409
   J.B. Hunt Transport Services, Inc.* .....................     283       7,972
                                                                        --------
TOTAL AIR FREIGHT & COURIERS                                              35,071
                                                                        --------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 85


MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   MACHINERY 1.1%
   Donaldson Co., Inc. .....................................      307   $  8,145
   Graco, Inc. .............................................      244      7,103
   Nordson Corp. ...........................................      120      4,495
                                                                        --------
TOTAL MACHINERY                                                           19,743
                                                                        --------
   ELECTRICAL EQUIPMENT 0.8%
   Hubbell, Inc.--Class B ..................................      212      8,507
   AMETEK, Inc. ............................................      236      6,051
                                                                        --------
TOTAL ELECTRICAL EQUIPMENT                                                14,558
                                                                        --------
   TRADING COMPANIES & DISTRIBUTORS 0.8%
   Fastenal Co. ............................................      269     14,443
                                                                        --------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    14,443
                                                                        --------
   CONSTRUCTION & ENGINEERING 0.7%
   Jacobs Engineering Group, Inc.* .........................      196      8,741
   Dycom Industries, Inc.* .................................      171      4,535
                                                                        --------
TOTAL CONSTRUCTION & ENGINEERING                                          13,276
                                                                        --------
   AIRLINES 0.5%
   JetBlue Airways Corp.* ..................................      359      9,079
                                                                        --------
TOTAL AIRLINES                                                             9,079
                                                                        --------
   INDUSTRIAL CONGLOMERATES 0.3%
   Carlisle Cos., Inc. .....................................      109      6,175
                                                                        --------
TOTAL INDUSTRIAL CONGLOMERATES                                             6,175
                                                                        --------
TOTAL INDUSTRIALS                                                        231,846
                                                                        --------
FINANCIALS 12.0%
   BANKS 5.1%
   Compass Bancshares, Inc. ................................      431     17,873
   Commerce Bancorp/ NJ, Inc. ..............................      269     17,722
   TCF Financial Corp. .....................................      251     12,819
   City National Corp. .....................................      173     10,363
   Bank Of Hawaii Corp. ....................................      198      9,173
   Wilmington Trust Corp. ..................................      234      8,745
   Cullen/Frost Bankers, Inc. ..............................      184      7,868
   Westamerica Bancorporation ..............................      116      5,853
   Silicon Valley Bancshares* ..............................      123      3,990
                                                                        --------
TOTAL BANKS                                                               94,406
                                                                        --------
   CAPITAL MARKETS 2.0%
   SEI Investments Co. .....................................      373     12,309
   Investors Financial Services Corp. ......................      231      9,545
   Eaton Vance Corp. .......................................      244      9,301
   Jefferies Group, Inc. ...................................      193      6,819
                                                                        --------
TOTAL CAPITAL MARKETS                                                     37,974
                                                                        --------
   THRIFTS & MORTGAGE FINANCE 1.8%
   NewYork Community Bancorp, Inc. .........................      957     32,806
                                                                        --------
TOTAL THRIFTS & MORTGAGE FINANCE                                          32,806
                                                                        --------
   DIVERSIFIED FINANCIALS 1.5%
   Legg Mason, Inc. ........................................      234     21,710
   Waddell & Reed Financial, Inc.--Class A .................      292      7,160
                                                                        --------
TOTAL DIVERSIFIED FINANCIALS                                              28,870
                                                                        --------
   INSURANCE 1.1%
   Arthur J. Gallagher & Co. ...............................      319     10,390
   Brown & Brown, Inc. .....................................      243      9,419
                                                                        --------
TOTAL INSURANCE                                                           19,809
                                                                        --------
   REAL ESTATE 0.5%
   United Dominion Realty Trust, Inc. ......................      450      8,829
                                                                        --------
TOTAL REAL ESTATE                                                          8,829
                                                                        --------
TOTAL FINANCIALS                                                         222,694
                                                                        --------
ENERGY 4.4%
   OIL & GAS 2.5%
   XTO Energy, Inc. ........................................      816     20,596
   Murphy Oil Corp. ........................................      325     20,465
   Western Gas Resources, Inc. .............................      118      6,000
                                                                        --------
TOTAL OIL & GAS                                                           47,061
                                                                        --------

See Notes to Financial Statements.

86


MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   ENERGY EQUIPMENT & SERVICES 1.9%
   Smith International, Inc.* ............................      355   $   18,996
   Patterson-UTI Energy, Inc.* ...........................      287       10,163
   FMC Technologies, Inc.* ...............................      235        6,352
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                         35,511
                                                                      ----------
TOTAL ENERGY                                                              82,572
                                                                      ----------
CONSUMER STAPLES 3.4%
   FOOD PRODUCTS 1.4%
   Hormel Foods Corp. ....................................      491       14,401
   Tootsie Roll Industries, Inc. .........................      189        6,900
   Lancaster Colony Corp. ................................      127        5,131
                                                                      ----------
TOTAL FOOD PRODUCTS                                                       26,432
                                                                      ----------
   HOUSEHOLD PRODUCTS 1.1%
   Energizer Holdings, Inc.* .............................      299       13,960
   Church & Dwight Co., Inc. .............................      143        6,194
                                                                      ----------
TOTAL HOUSEHOLD PRODUCTS                                                  20,154
                                                                      ----------
   FOOD & DRUG RETAILING 0.9%
   Whole Foods Market, Inc. ..............................      212       15,889
                                                                      ----------
TOTAL FOOD & DRUG RETAILING                                               15,889
                                                                      ----------
TOTAL CONSUMER STAPLES                                                    62,475
                                                                      ----------
UTILITIES 1.3%
   MULTI-UTILITIES 0.5%
   Equitable Resources, Inc. .............................      220        9,773
                                                                      ----------
TOTAL MULTI-UTILITIES                                                      9,773
                                                                      ----------
   ELECTRIC UTILITIES 0.4%
   DPL, Inc. .............................................      448        8,400
                                                                      ----------
TOTAL ELECTRIC UTILITIES                                                   8,400
                                                                      ----------
   WATER UTILITIES 0.4%
   Aqua America, Inc. ....................................      327        7,089
                                                                      ----------
TOTAL WATER UTILITIES                                                      7,089
                                                                      ----------
TOTAL UTILITIES                                                           25,262
                                                                      ----------
MATERIALS 0.7%
   CHEMICALS 0.7%
   Valspar Corp. .........................................      179        8,812
   Olin Corp. ............................................      243        4,338
                                                                      ----------
TOTAL CHEMICALS                                                           13,150
                                                                      ----------
TOTAL MATERIALS                                                           13,150
                                                                      ----------
TELECOMMUNICATION SERVICES 0.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   Cincinnati Bell, Inc.*  ...............................      865        3,521
                                                                      ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                               3,521
                                                                      ----------
TOTAL TELECOMMUNICATION SERVICES                                           3,521
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $1,745,241) .....................................             1,777,061
                                                                      ----------

                                                               FACE
                                                             AMOUNT
                                                            -------
REPURCHASE AGREEMENTS 4.5%
Repurchase Agreement (Note 6)
   0.95% due 04/01/04 ...................................   $83,472       83,472
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $83,472)  ......................................                 83,472
                                                                      ----------
TOTAL INVESTMENTS 100%
   (Cost $1,828,713) ....................................             $1,860,533
                                                                      ==========
* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                                ANNUAL REPORT 87


LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.0%

INFORMATION TECHNOLOGY 28.0%
   SOFTWARE 7.9%
   Microsoft Corp. .........................................    1,661   $ 41,475
   Oracle Corp.* ...........................................      803      9,644
   Electronic Arts, Inc.* ..................................       46      2,482
   Symantec Corp.* .........................................       47      2,176
   Veritas Software Corp.*  ................................       66      1,776
   Adobe Systems, Inc. .....................................       36      1,420
   Intuit, Inc.*  ..........................................       30      1,346
   Novell, Inc.* ...........................................       57        649
   Mercury Interactive Corp.* ..............................       14        627
   Citrix Systems, Inc.*  ..................................       25        541
   Autodesk, Inc. ..........................................       17        538
   Parametric Technology Corp.* ............................       41        185
                                                                        --------
TOTAL SOFTWARE                                                            62,859
                                                                        --------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 6.8%
   Intel Corp. .............................................    1,004     27,309
   Texas Instruments, Inc. .................................      266      7,773
   Applied Materials, Inc.* ................................      256      5,473
   Maxim Integrated Products, Inc. .........................       50      2,354
   Xilinx, Inc.* ...........................................       53      2,014
   Broadcom Corp.-- Class A* ...............................       47      1,841
   Linear Technology Corp. .................................       48      1,777
   KLA-Tencor Corp.* .......................................       30      1,511
   National Semiconductor Corp.* ...........................       28      1,244
   Altera Corp.* ...........................................       58      1,186
   Teradyne, Inc.*  ........................................       29        691
   PMC - Sierra, Inc.* .....................................       27        458
                                                                        --------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                  53,631
                                                                        --------
   COMPUTERS & PERIPHERALS 5.7%
   International Business Machines Corp. ...................      264     24,246
   Dell, Inc.* .............................................      393     13,212
   EMC Corp./ Massachusetts* ...............................      369      5,022
   Lexmark International, Inc.* ............................       20      1,840
   Network Appliance, Inc.* ................................       53      1,137
                                                                        --------
TOTAL COMPUTERS & PERIPHERALS                                             45,457
                                                                        --------
   COMMUNICATIONS EQUIPMENT 4.7%
   Cisco Systems, Inc.* ....................................    1,061     24,955
   Qualcomm, Inc. ..........................................      123      8,170
   Lucent Technologies, Inc.* ..............................      644      2,647
   Avaya, Inc.* ............................................       64      1,016
   QLogic Corp.* ...........................................       15        495
                                                                        --------
TOTAL COMMUNICATIONS EQUIPMENT                                            37,283
                                                                        --------
   IT CONSULTING & SERVICES 1.6%
   First Data Corp. ........................................      138      5,818
   Automatic Data Processing, Inc. .........................       91      3,822
   Paychex, Inc. ...........................................       58      2,065
   Unisys Corp.* ...........................................       51        728
                                                                        --------
TOTAL IT CONSULTING & SERVICES                                            12,433
                                                                        --------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
   Analog Devices, Inc. ....................................       56      2,688
   Agilent Technologies, Inc.*  ............................       73      2,309
   Waters Corp.*  ..........................................       19        776
                                                                        --------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                   5,773
                                                                        --------
   INTERNET SOFTWARE & SERVICES 0.6%
   Yahoo!, Inc.* ...........................................      101      4,908
                                                                        --------
TOTAL INTERNET SOFTWARE & SERVICES                                         4,908
                                                                        --------
TOTAL INFORMATION TECHNOLOGY                                             222,344
                                                                        --------
HEALTH CARE 22.7%
   PHARMACEUTICALS 15.3%
   Pfizer, Inc. ............................................    1,173     41,114

See Notes to Financial Statements.

88


LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   Johnson & Johnson, Inc. .................................     456    $ 23,128
   Merck & Co., Inc. .......................................     342      15,113
   Eli Lilly & Co. .........................................     173      11,574
   Abbott Laboratories .....................................     240       9,864
   Wyeth ...................................................     205       7,698
   Bristol-Myers Squibb Co. ................................     298       7,220
   Forest Laboratories, Inc.* ..............................      56       4,011
   Allergan, Inc. ..........................................      20       1,683
                                                                        --------
TOTAL PHARMACEUTICALS                                                    121,405
                                                                        --------
   HEALTH CARE EQUIPMENT & SUPPLIES 3.8%
   Medtronic, Inc. .........................................     186       8,881
   Boston Scientific Corp.* ................................     126       5,340
   Guidant Corp. ...........................................      48       3,042
   Baxter International, Inc. ..............................      94       2,904
   Stryker Corp. ...........................................      31       2,744
   Zimmer Holdings, Inc.* ..................................      37       2,730
   St. Jude Medical, Inc.* .................................      27       1,947
   Biomet, Inc. ............................................      39       1,496
   C.R. Bard, Inc. .........................................       8         781
   Millipore Corp.* ........................................       7         360
                                                                        --------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    30,225
                                                                        --------
   BIOTECHNOLOGY 2.0%
   Amgen, Inc.*  ...........................................     198      11,518
   Biogen Idec, Inc.*  .....................................      50       2,780
   Chiron Corp.*  ..........................................      29       1,276
                                                                        --------
TOTAL BIOTECHNOLOGY                                                       15,574
                                                                        --------
   HEALTH CARE PROVIDERS & SERVICES 1.6%
   UnitedHealth Group, Inc. ................................      96       6,186
   Cardinal Health, Inc. ...................................      67       4,616
   Express Scripts, Inc.* ..................................      12         895
   IMS Health, Inc. ........................................      37         861
                                                                        --------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                    12,558
                                                                        --------
TOTAL HEALTH CARE                                                        179,762
                                                                        --------
CONSUMER STAPLES 20.3%
   FOOD & DRUG RETAILING 6.1%
   Wal-Mart Stores, Inc. ...................................     665      39,694
   Walgreen Co. ............................................     158       5,206
   Sysco Corp. .............................................      99       3,866
                                                                        --------
TOTAL FOOD & DRUG RETAILING                                               48,766
                                                                        --------
   BEVERAGES 5.1%
   Coca-Cola Co. ...........................................     377      18,963
   PepsiCo, Inc. ...........................................     264      14,216
   Anheuser-Busch Cos., Inc. ...............................     125       6,375
   Brown-Forman Corp.--Class B .............................      19         906
                                                                        --------
TOTAL BEVERAGES                                                           40,460
                                                                        --------
   HOUSEHOLD PRODUCTS 4.0%
   Procter & Gamble Co. ....................................     199      20,871
   Kimberly-Clark Corp. ....................................      78       4,922
   Colgate-Palmolive Co. ...................................      83       4,573
   Clorox Co. ..............................................      32       1,565
                                                                        --------
TOTAL HOUSEHOLD PRODUCTS                                                  31,931
                                                                        --------
   TOBACCO 2.3%
   Altria Group, Inc. ......................................     312      16,988
   UST, Inc. ...............................................      25         903
                                                                        --------
TOTAL TOBACCO                                                             17,891
                                                                        --------
   FOOD PRODUCTS 1.7%
   Sara Lee Corp. ..........................................     121       2,645
   Kellogg Co. .............................................      63       2,472
   WM Wrigley Jr Co. .......................................      35       2,069
   H.J. Heinz Co. ..........................................      54       2,014
   Campbell Soup Co. .......................................      63       1,718
   Hershey Foods Corp. .....................................      20       1,657
   McCormick & Co., Inc. ...................................      21         704
                                                                        --------
TOTAL FOOD PRODUCTS                                                       13,279
                                                                        --------
   PERSONAL PRODUCTS 1.1%
   Gillette Co. ............................................     155       6,061
   Avon Products, Inc. .....................................      36       2,731
                                                                        --------
TOTAL PERSONAL PRODUCTS                                                    8,792
                                                                        --------
TOTAL CONSUMER STAPLES                                                   161,119
                                                                        --------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 89


LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

INDUSTRIALS 12.2%
   INDUSTRIAL CONGLOMERATES 7.2%
   General Electric Co. ....................................    1,543    $47,093
   3M Co. ..................................................      121      9,906
                                                                         -------
TOTAL INDUSTRIAL CONGLOMERATES                                            56,999
                                                                         -------
   AEROSPACE & DEFENSE 1.6%
   United Technologies Corp. ...............................       79      6,818
   Boeing Co. ..............................................      129      5,298
   Rockwell Collins, Inc. ..................................       27        853
                                                                         -------
TOTAL AEROSPACE & DEFENSE                                                 12,969
                                                                         -------
   AIR FREIGHT & COURIERS 1.5%
   United Parcel Service, Inc.--Class B ....................      173     12,082
                                                                         -------
TOTAL AIR FREIGHT & COURIERS                                              12,082
                                                                         -------
   COMMERCIAL SERVICES & SUPPLIES 1.2%
   Apollo Group, Inc.--Class A* ............................       27      2,325
   Pitney Bowes, Inc. ......................................       36      1,534
   H&R Block, Inc. .........................................       27      1,378
   Cintas Corp. ............................................       26      1,131
   Avery Dennison Corp. ....................................       17      1,058
   Robert Half International, Inc.* ........................       26        614
   Equifax, Inc. ...........................................       21        542
   Monster Worldwide, Inc.* ................................       17        445
   Deluxe Corp. ............................................        8        321
                                                                         -------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                       9,348
                                                                         -------
   ELECTRICAL EQUIPMENT 0.5%
   Emerson Electric Co. ....................................       65      3,895
                                                                         -------
TOTAL ELECTRICAL EQUIPMENT                                                 3,895
                                                                         -------
   BUILDING PRODUCTS 0.1%
   American Standard Cos., Inc.* ...........................       11      1,251
                                                                         -------
TOTAL BUILDING PRODUCTS                                                    1,251
                                                                         -------
   MACHINERY 0.1%
   Navistar International Corp.* ...........................       11        504
                                                                         -------
TOTAL MACHINERY ............................................                 504
                                                                         -------
TOTAL INDUSTRIALS ..........................................              97,048
                                                                         -------
CONSUMER DISCRETIONARY 6.9%
   SPECIALTY RETAIL 2.7%
   Lowe's Cos., Inc. .......................................      121      6,792
   The Gap, Inc. ...........................................      138      3,025
   Best Buy Co., Inc .......................................       50      2,586
   Staples, Inc.* ..........................................       76      1,930
   TJX Cos., Inc. ..........................................       77      1,891
   Bed Bath & Beyond, Inc.* ................................       45      1,879
   AutoZone, Inc.*  ........................................       14      1,203
   Tiffany & Co. ...........................................       23        878
   RadioShack Corp. ........................................       25        829
                                                                         -------
TOTAL SPECIALTY RETAIL                                                    21,013
                                                                         -------
   MEDIA 0.9%
   Omnicom Group ...........................................       29      2,327
   McGraw-Hill Cos., Inc. ..................................       29      2,208
   NewYork Times Co.--Class A ..............................       23      1,017
   Knight-Ridder, Inc. .....................................       12        879
   Dow Jones & Co., Inc. ...................................       13        623
   Meredith Corp. ..........................................        8        404
                                                                         -------
TOTAL MEDIA                                                                7,458
                                                                         -------
   INTERNET & CATALOG RETAIL 0.9%
   eBay, Inc.* .............................................       99      6,864
                                                                         -------
TOTAL INTERNET & CATALOG RETAIL                                            6,864
                                                                         -------
   HOTELS RESTAURANTS & LEISURE 0.8%
   International Game Technology, Inc. .....................       53      2,383
   Starbucks Corp.* ........................................       60      2,265
   Yum! Brands, Inc.* ......................................       45      1,709
                                                                         -------
TOTAL HOTELS RESTAURANTS & LEISURE                                         6,357
                                                                         -------
   MULTILINE RETAIL 0.6%
   Kohl's Corp.* ...........................................       52      2,513

See Notes to Financial Statements.

90


LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   Dollar General Corp. ....................................      52     $   998
   Family Dollar Stores, Inc. ..............................      26         935
                                                                         -------
TOTAL MULTILINE RETAIL                                                     4,446
                                                                         -------
   TEXTILES & APPAREL 0.4%
   Nike, Inc.--Class B .....................................      40       3,115
                                                                         -------
TOTAL TEXTILES & APPAREL                                                   3,115
                                                                         -------
   AUTOMOBILES 0.3%
   Harley-Davidson, Inc. ...................................      47       2,507
                                                                         -------
TOTAL AUTOMOBILES ..........................................               2,507
                                                                         -------
   HOUSEHOLD DURABLES 0.2%
   Whirlpool Corp. .........................................      11         758
   Black & Decker Corp. ....................................      12         683
   Maytag Corp. ............................................      12         379
                                                                         -------
TOTAL HOUSEHOLD DURABLES                                                   1,820
                                                                         -------
   AUTO COMPONENTS 0.1%
   Delphi Corp. ............................................      86         857
                                                                         -------
TOTAL AUTO COMPONENTS                                                        857
                                                                         -------
TOTAL CONSUMER DISCRETIONARY                                              54,437
                                                                         -------
FINANCIALS 4.8%
   DIVERSIFIED FINANCIALS 3.4%
   Fannie Mae ..............................................     149      11,078
   American Express Co. ....................................     198      10,266
   SLM Corp. ...............................................      69       2,888
   Moody's Corp. ...........................................      23       1,628
   T. Rowe Price Group, Inc. ...............................      19       1,023
                                                                         -------
TOTAL DIVERSIFIED FINANCIALS                                              26,883
                                                                         -------
   BANKS 0.9%
   Fifth Third Bancorp .....................................      87       4,817
   Synovus Financial Corp. .................................      46       1,125
   North Fork Bancorporation, Inc. .........................      23         973
                                                                         -------
TOTAL BANKS                                                                6,915
                                                                         -------
   INSURANCE 0.5%
   Marsh & McLennan Cos., Inc. .............................      81       3,750
                                                                         -------
TOTAL INSURANCE                                                            3,750
                                                                         -------
   CAPITAL MARKETS 0.0%
   Federated Investors, Inc.--Class B ......................      17         535
                                                                         -------
TOTAL CAPITAL MARKETS                                                        535
                                                                         -------
TOTAL FINANCIALS                                                          38,083
                                                                         -------
MATERIALS 2.4%
   CHEMICALS 2.1%
   EI Du Pont de Nemours & Co. .............................     153       6,460
   Dow Chemical Co. ........................................     141       5,679
   Praxair, Inc. ...........................................      50       1,856
   Ecolab, Inc. ............................................      40       1,141
   Sigma-Aldrich Corp. .....................................      11         609
   International Flavors & Fragrances, Inc. ................      14         497
   Hercules, Inc.*  ........................................      17         195
                                                                         -------
TOTAL CHEMICALS                                                           16,437
                                                                         -------
   CONTAINERS & PACKAGING 0.2%
   Sealed Air Corp.*  ......................................      13         647
   Ball Corp. ..............................................       9         610
                                                                         -------
TOTAL CONTAINERS & PACKAGING                                               1,257
                                                                         -------
   METALS & MINING 0.1%
   Freeport-McMoRan Copper & Gold, Inc.--Class B ...........      26       1,016
                                                                         -------
TOTAL METALS & MINING                                                      1,016
                                                                         -------
TOTAL MATERIALS                                                           18,710
                                                                         -------
TELECOMMUNICATION SERVICES 0.9%
   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   Nextel Communications, Inc.--Class A* ...................     169       4,179
   Sprint Corp.- PCS Group* ................................     159       1,463
                                                                         -------
TOTAL WIRELESS
   TELECOMMUNICATION SERVICES                                              5,642
                                                                         -------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 91


LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   Qwest Communications International* .....................      272   $  1,172
                                                                        --------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                               1,172
                                                                        --------
TOTAL TELECOMMUNICATION SERVICES                                           6,814
                                                                        --------
ENERGY 0.7%
   ENERGY EQUIPMENT & SERVICES 0.7%
   Schlumberger Ltd. .......................................       90      5,747
                                                                        --------
TOTAL ENERGY EQUIPMENT & SERVICES                                          5,747
                                                                        --------
TOTAL ENERGY                                                               5,747
                                                                        --------
UTILITIES 0.1%
   MULTI-UTILITIES 0.1%
   AES Corp.* ..............................................       96        819
                                                                        --------
TOTAL MULTI-UTILITIES                                                        819
                                                                        --------
TOTAL UTILITIES                                                              819
                                                                        --------
TOTAL COMMON STOCKS
   (Cost $761,136) .........................................             784,883
                                                                        --------

                                                                 FACE
                                                               AMOUNT
                                                               ------
REPURCHASE AGREEMENTS 1.0%
Repurchase Agreement (Note 6)
   0.95% due 04/01/04 ......................................   $7,941      7,941
                                                                        --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,941) ...........................................               7,941
                                                                        --------
TOTAL INVESTMENTS 100%
   (Cost $769,077) .........................................            $792,824
                                                                        ========
* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

92


INVERSE SMALL-CAP FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                               FACE        VALUE
                                                             AMOUNT     (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 94.4%
Federal Farm Credit Bank*
    0.96% due 04/02/04 ...............................   $5,000,000   $4,999,867
                                                                      ----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $4,999,867) .................................                 4,999,867
                                                                      ----------

                                                          CONTRACTS
                                                         ----------
OPTIONS PURCHASED 5.6%
Put Options on:
   June 2004 Russell 2000 Index Expiring June 2004
      with strike price of 650 .......................           50      298,100
                                                                      ----------
TOTAL OPTIONS PURCHASED
   (Cost $416,650) ...................................                   298,100
                                                                      ----------
TOTAL INVESTMENTS 100%
   (Cost $5,416,517) .................................                $5,297,967
                                                                      ==========

================================================================================

                                                                     UNREALIZED
                                                                           LOSS
                                                         CONTRACTS     (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
June 2004 Russell 2000 Index Mini Futures Contracts
   (Aggregate Market Value of Contracts $3,003,390)...          51     $(85,137)
                                                                       ========

* THE ISSUER IS A PUBLICALLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 93


INVERSE MID-CAP FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------
                                                                          MARKET
                                                               FACE        VALUE
                                                             AMOUNT     (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 83.2%
Federal Farm Credit Bank*
    0.96% due 04/02/04 ...............................   $1,000,000   $  999,973
                                                                      ----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $999,973) ...................................                   999,973
                                                                      ----------

                                                          CONTRACTS
                                                         ----------
OPTIONS PURCHASED 16.8%
Put Options on:
   June 2004 S&P MidCap 400 Index Contracts
      Expiring June 2004 with a strike price of 650 ..           43      202,014
                                                                      ----------
TOTAL OPTIONS PURCHASED
   (Cost $266,729) ...................................                   202,014
                                                                      ----------
TOTAL INVESTMENTS 100%
   (Cost $1,266,702) .................................                $1,201,987
                                                                      ==========

================================================================================

                                                                     UNREALIZED
                                                                           LOSS
                                                         CONTRACTS     (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
June 2004 S&P MidCap 400 Index Contracts
   (Aggregate Market Value of Contracts $603,000) ....           2      $(8,512)
                                                                       ========

* THE ISSUER IS A PUBLICALLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

See Notes to Financial Statements.

94


U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                             FACE          VALUE
                                                           AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 85.2%
Fannie Mae*
   1.00% due 04/21/04 .............................   $50,000,000    $49,972,222
   1.01% due 04/28/04 .............................    50,000,000     49,962,125
   1.03% due 05/03/04 .............................    50,000,000     49,954,222
   1.04% due 08/18/04 .............................    50,000,000     49,799,222
   1.01% due 08/25/04 .............................    50,000,000     49,795,194
   1.01% due 08/04/04 .............................    40,000,000     39,859,722
   1.00% due 04/14/04 .............................    25,000,000     24,990,972
   1.02% due 05/03/04 .............................    25,000,000     24,977,333
   1.04% due 06/02/04 .............................    25,000,000     24,955,222
   1.04% due 08/06/04 .............................    25,000,000     24,908,278
   1.05% due 08/25/04 .............................    25,000,000     24,893,542

Farmer Mac*
   1.00% due 04/20/04 .............................    50,000,000     49,973,611
   1.01% due 04/07/04 .............................    25,000,000     24,995,792
   1.00% due 04/08/04 .............................    25,000,000     24,995,139
   1.01% due 04/08/04 .............................    25,000,000     24,995,090
   1.00% due 04/14/04 .............................    25,000,000     24,990,972
   1.00% due 05/04/04 .............................    25,000,000     24,977,084
   1.00% due 05/06/04 .............................    15,000,000     14,985,417

Federal Farm Credit Bank*
   1.00% due 08/09/04 .............................    30,000,000     29,891,667
   1.07% due 04/26/04 .............................    25,000,000     24,981,424
   1.08% due 05/18/04 .............................    25,000,000     24,964,750
   1.00% due 05/25/04 .............................    25,000,000     24,962,500
   1.10% due 06/21/04 .............................    25,000,000     24,938,125

Federal Home Loan Bank*
   1.00% due 04/02/04+ ............................    50,000,000     49,998,611
   0.99% due 06/18/04 .............................    50,000,000     49,892,750
   0.99% due 06/23/04+ ............................    50,000,000     49,885,875
   1.00% due 04/14/04 .............................    25,000,000     24,990,972
   1.11% due 04/19/04 .............................    25,000,000     24,986,125
   1.00% due 05/07/04 .............................    25,000,000     24,975,000
   1.09% due 05/05/04 .............................    25,000,000     24,974,264
   1.07% due 04/28/04 .............................    24,000,000     23,980,740
   1.07% due 04/16/04 .............................    15,000,000     14,993,313

See Notes to Financial Statements.

                                                                ANNUAL REPORT 95


U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   MARKET
                                                                    FACE            VALUE
                                                                  AMOUNT         (NOTE 1)
-----------------------------------------------------------------------------------------
Freddie Mac*
   1.00% due 04/13/04 ....................................   $75,000,000   $   74,975,000
   1.10% due 04/20/04 ....................................    50,000,000       49,970,972
   1.00% due 05/10/04 ....................................    50,000,000       49,945,833
   1.02% due 09/14/04 ....................................    50,000,000       49,764,833
   1.04% due 04/01/04 ....................................    25,000,000       25,000,000
   1.00% due 06/07/04 ....................................    25,000,000       24,953,705
   1.04% due 07/20/04 ....................................    25,000,000       24,920,555
   1.00% due 08/03/04 ....................................    25,000,000       24,913,889
   1.07% due 08/31/04 ....................................    25,000,000       24,887,056
                                                                           --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,371,729,118) .................................                  1,371,729,118
                                                                           --------------
REPURCHASE AGREEMENTS 8.6%
Individual Repurchase Agreement
   Lehman Brother, Inc at 0.99% due 04/01/04
   (Secured by U.S. Treasury Note at a rate of 4.00% and
   maturing 11/15/12, as collateral, with a market
   value of $141,332,481) ................................   138,597,777      138,597,777
                                                                           --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $138,597,777) ...................................                    138,597,777
                                                                           --------------
SECURITIES LENDING COLLATERAL 6.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank (Note 10) ......   100,000,000      100,000,000
                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $100,000,000) ...................................                    100,000,000
                                                                           --------------
TOTAL INVESTMENTS 100%
   (Cost $1,610,326,895) .................................                 $1,610,326,895
                                                                           ==============

* THE ISSUER IS A PUBLICALLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2004--SEE NOTE
     10.

See Notes to Financial Statements.

96


STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                       NOVA           URSA
                                                                       FUND           FUND
                                                               ------------   ------------
ASSETS
Securities at Value* (Notes 1,2,6 and 10) ..................   $         --   $         --
Investments in Master Portfolio** (Note 3) .................    266,247,809    444,281,137
Segregated Cash with Broker ................................             --             --
Receivable for Equity Index Swap Settlement (Note 1) .......             --             --
Receivable for Futures Contracts Settlement (Note 1) .......             --             --
Receivable for Securities Sold (Note 1) ....................             --         86,601
Receivable for Shares Purchased ............................      2,763,018      3,708,461
Investment Income Receivable (Note 1) ......................             --             --
Other Assets ...............................................             --             --
                                                               ------------   ------------
   TOTAL ASSETS ............................................    269,010,827    448,076,199
                                                               ------------   ------------
LIABILITIES
Payable for Equity Index Swap Settlement (Note 1) ..........             --             --
Payable for Futures Contracts Settlement (Note 1) ..........             --             --
Payable upon Return of Securities Loaned (Note 10) .........             --             --
Payable for Securities Purchased (Note 1) ..................      1,681,335             --
Liability for Shares Redeemed ..............................        988,678      3,664,714
Investment Advisory Fee Payable (Note 4) ...................             --             --
Transfer Agent Fee Payable (Note 4) ........................         61,013         87,244
Distribution and Service Fee Payable (Note 4) ..............          8,462         11,637
Portfolio Accounting Fee Payable (Note 4) ..................         23,530         31,467
Custody Fees Payable .......................................             --             --
Other Liabilities ..........................................         80,586        106,851
                                                               ------------   ------------
   TOTAL LIABILITIES .......................................      2,843,604      3,901,913
                                                               ------------   ------------
NET ASSETS (NOTE 9) ........................................   $266,167,223   $444,174,286
                                                               ============   ============
INVESTOR CLASS:
Net Assets .................................................   $187,050,774   $353,496,064
Shares Outstanding .........................................      7,753,865     38,530,658
Net Asset Value Per Share ..................................   $      24.12   $       9.17
ADVISOR CLASS:
Net Assets .................................................   $ 46,405,464   $ 45,072,831
Shares Outstanding .........................................      1,981,318      5,080,701
Net Asset Value Per Share ..................................   $      23.42   $       8.87
A-CLASS:
Net Assets .................................................   $      1,000   $      1,000
Shares Outstanding .........................................             43            113
Net Asset Value Per Share ..................................   $      23.42   $       8.87
Maximum Offering Price Per Share (net asset value
   adjusted for sales charge of 4.75% of offering price) ...   $      24.59   $       9.31
C-CLASS:
Net Assets .................................................   $ 32,709,985   $ 45,604,391
Shares Outstanding .........................................      1,400,059      5,129,489
Net Asset Value Per Share ..................................   $      23.36   $       8.89
H-CLASS:
Net Assets .................................................            N/A            N/A
Shares Outstanding .........................................
Net Asset Value Per Share ..................................

*     THE COST OF SECURITIES AT VALUE IS $0, $0, $951,669,318, $0, $86,870,639
      AND $207,421,006, RESPECTIVELY.

** THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $264,262,904, $462,467,671, $0, $264,532,123, $0 AND $0,RESPECTIVELY.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 97


                                                                  March 31, 2004
--------------------------------------------------------------------------------

                                                                          OTC         ARKTOS        MEDIUS         MEKROS
                                                                         FUND           FUND          FUND           FUND
                                                               --------------   ------------   -----------   ------------
ASSETS
Securities at Value* (Notes 1,2,6 and 10) ..................   $1,313,279,249   $         --   $92,795,858   $219,565,013
Investments in Master Portfolio** (Note 3) .................               --    262,356,159            --             --
Segregated Cash with Broker ................................        1,605,000             --     4,368,717     19,591,330
Receivable for Equity Index Swap Settlement (Note 1) .......               --             --            --        854,267
Receivable for Futures Contracts Settlement (Note 1) .......               --             --       104,625        172,250
Receivable for Securities Sold (Note 1) ....................        6,054,061      2,291,780            --             --
Receivable for Shares Purchased ............................        9,791,061      3,401,069     2,099,113      8,897,220
Investment Income Receivable (Note 1) ......................           17,927             --        34,391         84,782
Other Assets ...............................................               --         33,838            --             --
                                                               --------------   ------------   -----------   ------------
   TOTAL ASSETS ............................................    1,330,747,298    268,082,846    99,402,704    249,164,862
                                                               --------------   ------------   -----------   ------------

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1) ..........               --             --       468,285        501,470
Payable for Futures Contracts Settlement (Note 1) ..........          101,650             --            --             --
Payable upon Return of Securities Loaned (Note 10) .........      383,940,169             --    13,681,938     12,848,338
Payable for Securities Purchased (Note 1) ..................               --             --       124,383        161,874
Liability for Shares Redeemed ..............................       15,601,617      5,615,817     2,356,585     12,201,678
Investment Advisory Fee Payable (Note 4) ...................          585,215             --        72,876        147,027
Transfer Agent Fee Payable (Note 4) ........................          195,072         49,830        20,243         40,841
Distribution and Service Fee Payable (Note 4) ..............            6,522          7,557         4,313         12,298
Portfolio Accounting Fee Payable (Note 4) ..................           51,995         19,645         8,097         16,291
Custody Fees Payable .......................................           23,260             --         2,423          4,853
Other Liabilities ..........................................          236,476         45,349        23,061         55,031
                                                               --------------   ------------   -----------   ------------
   TOTAL LIABILITIES .......................................      400,741,976      5,738,198    16,762,204     25,989,701
                                                               --------------   ------------   -----------   ------------
NET ASSETS (NOTE 9) ........................................   $  930,005,322   $262,344,648   $82,640,500   $223,175,161
                                                               ==============   ============   ===========   ============

INVESTOR CLASS:
Net Assets .................................................   $  858,816,452   $209,994,006           N/A            N/A
Shares Outstanding .........................................       88,247,683      8,175,154
Net Asset Value Per Share ..................................   $         9.73   $      25.69
ADVISOR CLASS:
Net Assets .................................................   $   57,534,632   $ 17,974,681           N/A            N/A
Shares Outstanding .........................................        6,083,931        702,164
Net Asset Value Per Share ..................................   $         9.46   $      25.60
A-CLASS:
Net Assets .................................................   $        1,000   $      1,000   $     3,858   $      3,857
Shares Outstanding .........................................              106             39           136            147
Net Asset Value Per Share ..................................   $         9.46   $      25.60   $     28.30   $      26.22
Maximum Offering Price Per Share (net asset value
   adjusted for sales charge of 4.75% of offering price) ...   $         9.93   $      26.88   $     29.71   $      27.53
C-CLASS:
Net Assets .................................................   $   13,653,238   $ 34,374,961   $14,444,108   $ 48,851,166
Shares Outstanding .........................................        1,451,199      1,384,537       520,322      1,905,846
Net Asset Value Per Share ..................................   $         9.41   $      24.83   $     27.76   $      25.63
H-CLASS:
Net Assets .................................................              N/A            N/A   $68,192,534   $174,320,138
Shares Outstanding .........................................                                     2,409,580      6,648,526
Net Asset Value Per Share ..................................                                   $     28.30   $      26.22

98

--------------------------------------------------------------------------------

                                                                           U.S.
                                                                     GOVERNMENT             JUNO
                                                                      BOND FUND             FUND
                                                                    -----------   --------------
ASSETS
Securities at Value* (Notes 1,2,6 and 10) .......................   $75,584,970   $           --
Investments in Master Portfolio** (Note 3) ......................            --    1,445,841,946
Segregated Cash with Broker .....................................       444,600               --
Receivable for Equity Index Swap Settlement (Note 1) ............            --               --
Receivable for Futures Contracts Settlement (Note 1) ............       154,204               --
Receivable for Securities Sold (Note 1) .........................    10,731,481               --
Receivable for Shares Purchased .................................     1,259,842       29,706,684
Investment Income Receivable (Note 1) ...........................       449,681               --
                                                                    -----------   --------------
   TOTAL ASSETS .................................................    88,624,778    1,475,548,630
                                                                    -----------   --------------

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1) ...............            --               --
Payable for Securities Purchased (Note 1) .......................            --       26,853,775
Liability for Shares Redeemed ...................................    12,802,070        2,440,170
Investment Advisory Fee Payable (Note 4) ........................        42,173               --
Transfer Agent Fee Payable (Note 4) .............................        16,869          270,782
Distribution and Service Fee Payable (Note 4) ...................         5,930           80,877
Portfolio Accounting Fee Payable (Note 4) .......................         8,435           61,080
Custody Fees Payable ............................................         2,544               --
Cash Payable to Custodian Bank ..................................           167               --
Dividends Payable ...............................................        19,112               --
Payable to Master Portfolio .....................................            --               38
Other Liabilities ...............................................        19,457          275,658
                                                                    -----------   --------------
   TOTAL LIABILITIES ............................................    12,916,757       29,982,380
                                                                    -----------   --------------
NET ASSETS (NOTE 9) .............................................   $75,708,021   $1,445,566,250
                                                                    ===========   ==============

INVESTOR CLASS:
Net Assets ......................................................   $25,188,119   $  898,293,633
Shares Outstanding ..............................................     2,283,172       45,445,019
Net Asset Value Per Share .......................................   $     11.03   $        19.77
ADVISOR CLASS:
Net Assets ......................................................   $46,690,465   $   52,298,167
Shares Outstanding ..............................................     4,227,588        2,653,909
Net Asset Value Per Share .......................................   $     11.04   $        19.71
A-CLASS:
Net Assets ......................................................   $     1,000   $    5,056,682
Shares Outstanding ..............................................            90          256,554
Net Asset Value Per Share .......................................   $     11.05   $        19.71
Maximum Offering Price Per Share (net asset value adjusted for
   sales charge of 4.75% of offering price) .....................   $     11.60   $        20.69
C-CLASS:
Net Assets ......................................................   $ 3,828,437   $  489,917,768
Shares Outstanding ..............................................       346,312       25,464,780
Net Asset Value Per Share .......................................   $     11.05   $        19.24
H-CLASS:
Net Assets ......................................................           N/A              N/A
Shares Outstanding ..............................................
Net Asset Value Per Share .......................................

* THE COST OF SECURITIES AT VALUE IS $70,779,586, $0, $28,005,867, $154,966,705, $21,585,584, $18,478,244 AND $10,737,249, RESPECTIVELY.

** THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $0, $1,533,224,586, $0, $0, $0, $0 AND $0, RESPECTIVELY.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 99


                                                                  March 31, 2004
--------------------------------------------------------------------------------

                                                                      LARGE-CAP      LARGE-CAP     SMALL-CAP
                                                                         EUROPE          JAPAN         VALUE
                                                                           FUND           FUND          FUND
                                                                    -----------   ------------   -----------
ASSETS
Securities at Value* (Notes 1,2,6 and 10) .......................   $28,005,867   $154,966,705   $22,287,620
Investments in Master Portfolio** (Note 3) ......................            --             --            --
Segregated Cash with Broker .....................................    11,670,980     15,253,208            --
Receivable for Equity Index Swap Settlement (Note 1) ............            --     10,852,744            --
Receivable for Futures Contracts Settlement (Note 1) ............            --        362,600            --
Receivable for Securities Sold (Note 1) .........................            --             --     4,915,543
Receivable for Shares Purchased .................................     2,653,863      5,585,159       193,151
Investment Income Receivable (Note 1) ...........................            80          1,714         7,934
                                                                    -----------   ------------   -----------
   TOTAL ASSETS .................................................    42,330,790    187,022,130    27,404,248
                                                                    -----------   ------------   -----------

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1) ...............     3,913,038             --            --
Payable for Securities Purchased (Note 1) .......................            --             --            --
Liability for Shares Redeemed ...................................       431,754      3,515,280     5,286,856
Investment Advisory Fee Payable (Note 4) ........................        39,661         68,069         6,141
Transfer Agent Fee Payable (Note 4) .............................        11,017         18,908         2,047
Distribution and Service Fee Payable (Note 4) ...................         1,908          7,319           660
Portfolio Accounting Fee Payable (Note 4) .......................         4,407          7,563           819
Custody Fees Payable ............................................         1,304          2,167           276
Cash Payable to Custodian Bank ..................................            --             --            --
Dividends Payable ...............................................            --             --            --
Payable to Master Portfolio .....................................            --             --            --
Other Liabilities ...............................................        13,965         15,273         1,143
                                                                    -----------   ------------   -----------
   TOTAL LIABILITIES ............................................     4,417,054      3,634,579     5,297,942
                                                                    -----------   ------------   -----------
NET ASSETS (NOTE 9) .............................................   $37,913,736   $183,387,551   $22,106,306
                                                                    ===========   ============   ===========

INVESTOR CLASS:
Net Assets ......................................................           N/A            N/A           N/A
Shares Outstanding ..............................................
Net Asset Value Per Share .......................................
ADVISOR CLASS:
Net Assets ......................................................           N/A            N/A           N/A
Shares Outstanding ..............................................
Net Asset Value Per Share .......................................
A-CLASS:
Net Assets ......................................................   $     1,000   $     54,619           N/A
Shares Outstanding ..............................................            67          1,579
Net Asset Value Per Share .......................................   $     14.98   $      34.60
Maximum Offering Price Per Share (net asset value adjusted for
   sales charge of 4.75% of offering price) .....................   $     15.73   $      36.33
C-CLASS:
Net Assets ......................................................   $ 1,999,113   $  5,572,442   $ 2,206,743
Shares Outstanding ..............................................       136,718        163,044        86,240
Net Asset Value Per Share .......................................   $     14.62   $      34.18   $     25.59
H-CLASS:
Net Assets ......................................................   $35,913,623   $177,760,490   $19,899,563
Shares Outstanding ..............................................     2,397,131      5,137,270       776,730
Net Asset Value Per Share .......................................   $     14.98   $      34.60   $     25.62

                                                                        MID-CAP     LARGE-CAP
                                                                          VALUE         VALUE
                                                                           FUND          FUND
                                                                    -----------   -----------
ASSETS
Securities at Value* (Notes 1,2,6 and 10) .......................   $18,811,767   $10,847,190
Investments in Master Portfolio** (Note 3) ......................            --            --
Segregated Cash with Broker .....................................            --            --
Receivable for Equity Index Swap Settlement (Note 1) ............            --            --
Receivable for Futures Contracts Settlement (Note 1) ............            --            --
Receivable for Securities Sold (Note 1) .........................     2,458,443            --
Receivable for Shares Purchased .................................       293,596        67,412
Investment Income Receivable (Note 1) ...........................        16,684        12,454
                                                                    -----------   -----------
   TOTAL ASSETS .................................................    21,580,490    10,927,056
                                                                    -----------   -----------

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1) ...............            --            --
Payable for Securities Purchased (Note 1) .......................        90,533         9,804
Liability for Shares Redeemed ...................................     2,697,469       192,672
Investment Advisory Fee Payable (Note 4) ........................        10,896        10,041
Transfer Agent Fee Payable (Note 4) .............................         3,632         3,347
Distribution and Service Fee Payable (Note 4) ...................           408           587
Portfolio Accounting Fee Payable (Note 4) .......................         1,453         1,339
Custody Fees Payable ............................................           459           404
Cash Payable to Custodian Bank ..................................            --            --
Dividends Payable ...............................................            --            --
Payable to Master Portfolio .....................................            --            --
Other Liabilities ...............................................         2,248         2,058
                                                                    -----------   -----------
   TOTAL LIABILITIES ............................................     2,807,098       220,252
                                                                    -----------   -----------
NET ASSETS (NOTE 9) .............................................   $18,773,392   $10,706,804
                                                                    ===========   ===========

INVESTOR CLASS:
Net Assets ......................................................           N/A           N/A
Shares Outstanding ..............................................
Net Asset Value Per Share .......................................
ADVISOR CLASS:
Net Assets ......................................................           N/A           N/A
Shares Outstanding ..............................................
Net Asset Value Per Share .......................................
A-CLASS:
Net Assets ......................................................           N/A           N/A
Shares Outstanding ..............................................
Net Asset Value Per Share .......................................
Maximum Offering Price Per Share (net asset value adjusted for sales charge of 4.75% of offering price) .....................
C-CLASS:
Net Assets ......................................................   $   709,638   $ 2,612,467
Shares Outstanding ..............................................        28,264       105,110
Net Asset Value Per Share .......................................   $     25.11   $     24.85
H-CLASS:
Net Assets ......................................................   $18,063,754   $ 8,094,337
Shares Outstanding ..............................................       718,823       325,528
Net Asset Value Per Share .......................................   $     25.13   $     24.87

100


STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------

                                                                     SMALL-CAP      MID-CAP
                                                                        GROWTH       GROWTH
                                                                          FUND         FUND
                                                                    ----------   ----------
ASSETS
Securities at Value* (Notes 1,2,6 and 10) .......................   $5,132,656   $1,860,533
Segregated Cash with Broker .....................................           --           --
Cash in Custodian Bank ..........................................           23           --
Receivable for Securities Sold (Note 1) .........................      880,373           --
Receivable for Shares Purchased .................................       23,100      915,452
Investment Income Receivable (Note 1) ...........................          840          346
Other Assets ....................................................           --           --
                                                                    ----------   ----------
   TOTAL ASSETS .................................................    6,036,992    2,776,331
                                                                    ----------   ----------

LIABILITIES
Payable for Futures Contracts Settlement (Note 1) ...............           --           --
Payable upon Return of Securities Loaned (Note 10) ..............           --           --
Payable for Securities Purchased (Note 1) .......................       20,854      966,093
Liability for Shares Redeemed ...................................      964,521       12,104
Investment Advisory Fee Payable (Note 4) ........................          965          645
Transfer Agent Fee Payable (Note 4) .............................          322          215
Distribution and Service Fee Payable (Note 4) ...................          515          169
Portfolio Accounting Fee Payable (Note 4) .......................          129           86
Custody Fees Payable ............................................           37           26
Dividends Payable ...............................................           --           --
Other Liabilities ...............................................          178          204
                                                                    ----------   ----------
   TOTAL LIABILITIES ............................................      987,521      979,542
                                                                    ----------   ----------
NET ASSETS (NOTE 9) .............................................   $5,049,471   $1,796,789
                                                                    ==========   ==========

INVESTOR CLASS:
Net Assets ......................................................          N/A          N/A
Shares Outstanding ..............................................
Net Asset Value Per Share .......................................
ADVISOR CLASS:
Net Assets ......................................................          N/A          N/A
Shares Outstanding ..............................................
Net Asset Value Per Share .......................................
A-CLASS:
Net Assets ......................................................          N/A          N/A
Shares Outstanding ..............................................
Net Asset Value Per Share .......................................
Maximum Offering Price Per Share (net asset value adjusted for sales charge of 4.75% of offering price) .....................
C-CLASS:
Net Assets ......................................................   $2,505,046   $1,172,212
Shares Outstanding ..............................................       98,889       46,609
Net Asset Value Per Share .......................................   $    25.33   $    25.15
H-CLASS:
Net Assets ......................................................   $2,544,425   $  624,577
Shares Outstanding ..............................................      100,404       24,811
Net Asset Value Per Share .......................................   $    25.34   $    25.17
INSTITUTIONAL CLASS:
Net Assets ......................................................          N/A          N/A
Shares Outstanding ..............................................
Net Asset Value Per Share .......................................

*     THE COST OF SECURITIES AT VALUE IS $5,014,904, $1,828,713, $769,077,
      $5,416,517, $1,266,702 AND $1,610,326,895, RESPECTIVELY..

See Notes to Financial Statements.

                                                               ANNUAL REPORT 101


                                                                  March 31, 2004
--------------------------------------------------------------------------------

                                                                    LARGE-CAP      INVERSE      INVERSE   U.S. GOVERNMENT
                                                                       GROWTH    SMALL-CAP      MID-CAP             MONEY
                                                                         FUND         FUND         FUND       MARKET FUND
                                                                    ---------   ----------   ----------   ---------------
ASSETS
Securities at Value* (Notes 1,2,6 and 10) .......................   $792,824    $5,297,967   $1,201,987    $1,610,326,895
Segregated Cash with Broker .....................................         --       148,400       28,000                --
Cash in Custodian Bank ..........................................         --       158,356    1,577,409                --
Receivable for Securities Sold (Note 1) .........................     11,460            --           --                --
Receivable for Shares Purchased .................................         --       860,218       41,286        79,384,935
Investment Income Receivable (Note 1) ...........................        775            --           --             4,996
Other Assets ....................................................         --         1,719           --                --
                                                                    --------    ----------   ----------    --------------
   TOTAL ASSETS .................................................    805,059     6,466,660    2,848,682     1,689,716,826
                                                                    --------    ----------   ----------    --------------

LIABILITIES
Payable for Futures Contracts Settlement (Note 1) ...............         --         6,754        2,250                --
Payable upon Return of Securities Loaned (Note 10) ..............         --            --           --       100,000,000
Payable for Securities Purchased (Note 1) .......................         --            --           --                --
Liability for Shares Redeemed ...................................     11,238       901,808       24,627       100,597,409
Investment Advisory Fee Payable (Note 4) ........................        434         6,712        3,240           643,079
Transfer Agent Fee Payable (Note 4) .............................        144         1,865          900           250,595
Distribution and Service Fee Payable (Note 4) ...................        151           755          219             9,729
Portfolio Accounting Fee Payable (Note 4) .......................         58           746          360            65,237
Custody Fees Payable ............................................         17           211          102            37,787
Dividends Payable ...............................................         --            --           --            23,709
Other Liabilities ...............................................         79         1,064          516           353,379
                                                                    --------    ----------   ----------    --------------
   TOTAL LIABILITIES ............................................     12,121       919,915       32,214       201,980,924
                                                                    --------    ----------   ----------    --------------
NET ASSETS (NOTE 9) .............................................   $792,938    $5,546,745   $2,816,468    $1,487,735,902
                                                                    ========    ==========   ==========    ==============

INVESTOR CLASS:
Net Assets ......................................................        N/A           N/A          N/A    $1,057,062,178
Shares Outstanding ..............................................                                           1,057,489,361
Net Asset Value Per Share .......................................                                          $         1.00
ADVISOR CLASS:
Net Assets ......................................................        N/A           N/A          N/A    $  249,599,152
Shares Outstanding ..............................................                                             249,854,617
Net Asset Value Per Share .......................................                                                   $1.00
A-CLASS:
Net Assets ......................................................        N/A    $    1,000   $    1,000    $        1,000
Shares Outstanding ..............................................                       20           20             1,000
Net Asset Value Per Share .......................................               $    48.80   $    49.01    $         1.00
Maximum Offering Price Per Share (net asset value adjusted for
   sales charge of 4.75% of offering price) .....................               $    51.23   $    51.45    $         1.00
C-CLASS:
Net Assets ......................................................   $     97    $  491,809   $  137,383    $  131,073,501
Shares Outstanding ..............................................          4        10,084        2,805       131,072,809
Net Asset Value Per Share .......................................   $  24.18    $    48.77   $    48.98    $         1.00
H-CLASS:
Net Assets ......................................................   $792,841    $5,053,936   $2,678,085               N/A
Shares Outstanding ..............................................     32,782       103,555       54,648
Net Asset Value Per Share .......................................   $  24.18    $    48.80   $    49.01
INSTITUTIONAL CLASS:
Net Assets ......................................................        N/A           N/A          N/A    $   50,000,071
Shares Outstanding ..............................................                                              50,000,000
Net Asset Value Per Share .......................................                                          $         1.00

102


STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                        NOVA            URSA
                                                                        FUND            FUND
                                                                 -----------   -------------
INVESTMENT INCOME
   Interest (Note 1) .........................................   $        --   $          --
   Interest from Securities Lending (Note 10) ................            --              --
   Dividends, Net of Foreign Tax Withheld* (Note 1) ..........     2,001,266         358,769
   Other Income ..............................................            --              --
                                                                 -----------   -------------
      Total Income ...........................................     2,001,266         358,769
                                                                 -----------   -------------
EXPENSES
   Advisory Fees (Note 4) ....................................            --              --
   Transfer Agent Fees (Note 4) ..............................       616,131       1,228,644
   Distribution & Service Fees (Note 4):
      Advisor Class ..........................................       237,264         212,394
      C-Class ................................................       265,348         330,407
      H-Class ................................................            --              --
   Accounting Fees (Note 4) ..................................       240,577         419,179
   Registration Fees .........................................       128,724         247,041
   Trustees' Fees ............................................         9,603          21,384
   Miscellaneous .............................................       163,539         279,926
                                                                 -----------   -------------
      Total Expenses .........................................     1,661,186       2,738,975
                                                                 -----------   -------------
   Net Investment Income (Loss) ..............................       340,080      (2,380,206)
                                                                 -----------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities .....................................    90,383,820    (151,683,423)
   Equity Index Swaps ........................................            --              --
   Futures Contracts .........................................            --              --
                                                                 -----------   -------------
      Total Net Realized Gain (Loss) .........................    90,383,820    (151,683,423)
                                                                 -----------   -------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities .....................................     4,757,494     (29,214,083)
   Equity Index Swaps ........................................            --              --
   Futures Contracts .........................................            --              --
                                                                 -----------   -------------
Net Change in Unrealized Appreciation (Depreciation) .........     4,757,494     (29,214,083)
                                                                 -----------   -------------
   Net Gain (Loss) on Investments ............................    95,141,314    (180,897,506)
                                                                 -----------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........   $95,481,394   $(183,277,712)
                                                                 ===========   =============

*    NET OF FOREIGN TAX WITHHELD OF $0, $0, $10,020, $0, $0, AND $203,
     RESPECTIVELY.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 103


                                                       Year Ended March 31, 2004
--------------------------------------------------------------------------------

                                                                          OTC         ARKTOS        MEDIUS         MEKROS
                                                                         FUND           FUND          FUND           FUND
                                                                 ------------   ------------   -----------   ------------
INVESTMENT INCOME
   Interest (Note 1) .........................................   $    186,156   $         --   $   155,623   $    519,245
   Interest from Securities Lending (Note 10) ................        142,132             --         3,446         16,194
   Dividends, Net of Foreign Tax Withheld* (Note 1) ..........      1,849,437             --       538,720      1,347,603
   Other Income ..............................................          4,157             --            --             --
                                                                 ------------   ------------   -----------   ------------
      Total Income ...........................................      2,181,882             --       697,789      1,883,042
                                                                 ------------   ------------   -----------   ------------
EXPENSES
   Advisory Fees (Note 4) ....................................      6,736,768             --       569,478      1,622,332
   Transfer Agent Fees (Note 4) ..............................      2,245,589        408,220       158,188        450,648
   Distribution & Service Fees (Note 4):
      Advisor Class ..........................................        177,431         15,697            --             --
      C-Class ................................................        141,607        129,405        97,492        332,217
      H-Class ................................................             --             --       133,815        367,593
   Accounting Fees (Note 4) ..................................        607,118        163,001        63,275        178,672
   Registration Fees .........................................        453,607         82,752        31,867         88,689
   Trustees' Fees ............................................         36,612          6,776         2,312          6,846
   Miscellaneous .............................................        866,786        103,029        66,130        189,155
                                                                 ------------   ------------   -----------   ------------
      Total Expenses .........................................     11,265,518        908,880     1,122,557      3,236,152
                                                                 ------------   ------------   -----------   ------------
   Net Investment Income (Loss) ..............................     (9,083,636)      (908,880)     (424,768)    (1,353,110)
                                                                 ------------   ------------   -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities .....................................     44,931,611    (75,225,824)    6,854,653     19,976,466
   Equity Index Swaps ........................................             --             --     6,452,076     28,059,497
   Futures Contracts .........................................      5,801,063             --     2,060,953     15,793,176
                                                                 ------------   ------------   -----------   ------------
      Total Net Realized Gain (Loss) .........................     50,732,674    (75,225,824)   15,367,682     63,829,139
                                                                 ------------   ------------   -----------   ------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities .....................................    216,432,022      2,089,842     5,362,719     11,500,031
   Equity Index Swaps ........................................             --             --       416,513         98,592
   Futures Contracts .........................................      1,651,886             --       335,372      1,895,023
                                                                 ------------   ------------   -----------   ------------
Net Change in Unrealized Appreciation (Depreciation) .........    218,083,908      2,089,842     6,114,604     13,493,646
                                                                 ------------   ------------   -----------   ------------
   Net Gain (Loss) on Investments ............................    268,816,582    (73,135,982)   21,482,286     77,322,785
                                                                 ------------   ------------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........   $259,732,946   $(74,044,862)  $21,057,518   $ 75,969,675
                                                                 ============   ============   ===========   ============

104

--------------------------------------------------------------------------------

                                                                        U.S.
                                                                  GOVERNMENT           JUNO
                                                                   BOND FUND           FUND
                                                                 -----------   ------------
INVESTMENT INCOME
   Interest (Note 1) .........................................   $ 2,777,596   $         --
   Dividends, Net of Foreign Tax Withheld* (Note 1) ..........            --             --
                                                                 -----------   ------------
      Total Income ...........................................     2,777,596             --
                                                                 -----------   ------------
EXPENSES
   Advisory Fees (Note 4) ....................................       290,892             --
   Transfer Agent Fees (Note 4) ..............................       116,357      1,855,610
   Distribution & Service Fees (Note 4):
      Advisor Class ..........................................        42,624         58,103
      C-Class ................................................        42,097      2,436,874
      H-Class ................................................            --             --
   Accounting Fees (Note 4) ..................................        58,178        513,259
   Registration Fees .........................................        29,431        338,298
   Trustees' Fees ............................................         2,106         25,656
   Miscellaneous .............................................        58,274        593,058
                                                                 -----------   ------------
      Total Expenses .........................................       639,959      5,820,858
                                                                 -----------   ------------
   Net Investment Income (Loss) ..............................     2,137,637     (5,820,858)
                                                                 -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities .....................................    (2,148,143)    17,200,721
   Equity Index Swaps ........................................            --             --
   Futures Contracts .........................................        (6,265)            --
                                                                 -----------   ------------
      Total Net Realized Gain (Loss) .........................    (2,154,408)    17,200,721
                                                                 -----------   ------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities .....................................     1,957,936    (88,008,612)
   Equity Index Swaps ........................................            --             --
   Futures Contracts .........................................       289,458             --
                                                                 -----------   ------------
Net Change in Unrealized Appreciation (Depreciation) .........     2,247,394    (88,008,612)
                                                                 -----------   ------------
      Net Gain (Loss) on Investments .........................        92,986    (70,807,891)
                                                                 -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........   $ 2,230,623   $(76,628,749)
                                                                 ===========   ============

*    NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $0, $0, $0, AND $0,
     RESPECTIVELY.

**   SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 105


                                                     Period Ended March 31, 2004
--------------------------------------------------------------------------------

                                                                   LARGE-CAP     LARGE-CAP   SMALL-CAP     MID-CAP   LARGE-CAP
                                                                      EUROPE         JAPAN       VALUE       VALUE       VALUE
                                                                        FUND          FUND      FUND**      FUND**      FUND**
                                                                 -----------   -----------   ---------   ---------   ---------
INVESTMENT INCOME
   Interest (Note 1) .........................................   $   321,530   $   436,948   $     143   $     230   $     156
   Dividends, Net of Foreign Tax Withheld* (Note 1) ..........            --            --      10,734      29,438      28,973
                                                                 -----------   -----------   ---------   ---------   ---------
      Total Income ...........................................       321,530       436,948      10,877      29,668      29,129
                                                                 -----------   -----------   ---------   ---------   ---------
EXPENSES
   Advisory Fees (Note 4) ....................................       299,158       416,090       6,635      12,905      11,760
   Transfer Agent Fees (Note 4) ..............................        83,099       115,581       2,212       4,302       3,920
   Distribution & Service Fees (Note 4):
      Advisor Class ..........................................            --            --          --          --          --
      C-Class ................................................        17,801        16,032         653         662       2,634
      H-Class ................................................        78,649       111,573       2,048       4,136       3,261
   Accounting Fees (Note 4) ..................................        33,240        46,232         885       1,721       1,568
   Registration Fees .........................................        18,755        22,442         263         578         523
   Trustees' Fees ............................................           924         2,153          --          --          --
   Miscellaneous .............................................        57,277        48,956       1,224       2,416       2,184
                                                                 -----------   -----------   ---------   ---------   ---------
      Total Expenses .........................................       588,903       779,059      13,920      26,720      25,850
                                                                 -----------   -----------   ---------   ---------   ---------
   Net Investment Income (Loss) ..............................      (267,373)     (342,111)     (3,043)      2,948       3,279
                                                                 -----------   -----------   ---------   ---------   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities .....................................            --            --    (476,796)   (443,253)   (470,175)
   Equity Index Swaps ........................................     9,962,020     6,435,453          --          --          --
   Futures Contracts .........................................       153,555       191,437          --          --          --
                                                                 -----------   -----------   ---------   ---------   ---------
      Total Net Realized Gain (Loss) .........................    10,115,575     6,626,890    (476,796)   (443,253)   (470,175)
                                                                 -----------   -----------   ---------   ---------   ---------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities .....................................            --            --     702,036     333,523     109,941
   Equity Index Swaps ........................................    (1,164,910)   11,718,780          --          --          --
   Futures Contracts .........................................        (1,813)    1,886,499          --          --          --
                                                                 -----------   -----------   ---------   ---------   ---------
Net Change in Unrealized Appreciation (Depreciation) .........    (1,166,723)   13,605,279     702,036     333,523     109,941
                                                                 -----------   -----------   ---------   ---------   ---------
      Net Gain (Loss) on Investments .........................     8,948,852    20,232,169     225,240    (109,730)   (360,234)
                                                                 -----------   -----------   ---------   ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........   $ 8,681,479   $19,890,058   $ 222,197   $(106,782)  $(356,955)
                                                                 ===========   ===========   =========   =========   =========

106


STATEMENTS OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                           SMALL-CAP    MID-CAP
                                                                              GROWTH     GROWTH
                                                                              FUND**     FUND**
                                                                           ---------   --------
INVESTMENT INCOME
   Interest (Note 1) ...................................................    $     16   $     17
   Interest from Securities Lending (Note 10) ..........................          --         --
   Dividends, Net of Foreign Tax Withheld* (Note 1) ....................         982        702
                                                                            --------   --------
      Total Income .....................................................         998        719
                                                                            --------   --------

EXPENSES
   Advisory Fees (Note 4) ..............................................       1,101        775
   Transfer Agent Fees (Note 4) ........................................         367        258
   Distribution & Service Fees (Note 4):
      Advisor Class ....................................................          --         --
      C-Class ..........................................................         510        306
      H-Class ..........................................................         240        182
   Accounting Fees (Note 4) ............................................         147        103
   Registration Fees ...................................................          44         34
   Trustees' Fees ......................................................          --         --
   Miscellaneous .......................................................         190        143
                                                                            --------   --------
      Total Expenses ...................................................       2,599      1,801
                                                                            --------   --------
   Less Institutional Class Expense Reimbursed by Advisor (Note 4) .....          --         --
   Less Expenses Waived by Servicer Institutional Class ................          --         --
   Less Expenses Waived by Distributor
      Advisor Class ....................................................          --         --
      C-Class ..........................................................          --         --
                                                                            --------   --------
   Total Reimbursed/Waived Expenses ....................................          --         --
                                                                            --------   --------
      Net Expenses .....................................................       2,599      1,801
                                                                            --------   --------
   Net Investment Income (Loss) ........................................      (1,601)    (1,082)
                                                                            --------   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities ...............................................     (38,944)   (11,115)
   Futures Contracts ...................................................          --         --
                                                                            --------   --------
      Total Net Realized Gain (Loss) ...................................     (38,944)   (11,115)
                                                                            --------   --------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities ...............................................     117,752     31,820
   Futures Contracts ...................................................          --         --
                                                                            --------   --------
Net Change in Unrealized Appreciation (Depreciation) ...................     117,752     31,820
                                                                            --------   --------
      Net Gain (Loss) on Investments ......................................   78,808     20,705
                                                                            --------   --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..................    $ 77,207   $ 19,623
                                                                            ========   ========

*    NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $0, $0, AND $0, RESPECTIVELY.

**   SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 107


                                                     Period Ended March 31, 2004
--------------------------------------------------------------------------------

                                                                                                                      U.S.
                                                                           LARGE-CAP     INVERSE     INVERSE    GOVERNMENT
                                                                              GROWTH   SMALL-CAP     MID-CAP         MONEY
                                                                              FUND**      FUND**      FUND**   MARKET FUND
                                                                           ---------   ---------   ---------   -----------
INVESTMENT INCOME
   Interest (Note 1) ...................................................    $     6    $   7,910   $   3,684   $17,133,032
   Interest from Securities Lending (Note 10) ..........................         --           --          --        33,774
   Dividends, Net of Foreign Tax Withheld* (Note 1) ....................        845           --          --            --
                                                                            -------    ---------   ---------   -----------
      Total Income .....................................................        851        7,910       3,684    17,166,806
                                                                            -------    ---------   ---------   -----------

EXPENSES
   Advisory Fees (Note 4) ..............................................        499        8,059       3,821     7,920,008
   Transfer Agent Fees (Note 4) ........................................        166        2,239       1,062     3,168,003
   Distribution & Service Fees (Note 4):
      Advisor Class ....................................................         --           --          --     1,139,456
      C-Class ..........................................................         99        1,406          50     1,687,567
      H-Class ..........................................................        142        1,887       1,049            --
   Accounting Fees (Note 4) ............................................         66          895         425       813,399
   Registration Fees ...................................................         20          284         135       796,263
   Trustees' Fees ......................................................         --           --          --        66,662
   Miscellaneous .......................................................         90        1,152         553     1,471,351
                                                                            -------    ---------   ---------   -----------
      Total Expenses ...................................................      1,082       15,922       7,095    17,062,709
                                                                            -------    ---------   ---------   -----------
   Less Institutional Class Expense Reimbursed by Advisor (Note 4) .....         --           --          --       (54,495)
   Less Expenses Waived by Servicer Institutional Class ................         --           --          --      (138,439)
   Less Expenses Waived by Distributor
      Advisor Class ....................................................         --           --          --      (718,469)
      C-Class ..........................................................         --           --          --    (1,378,210)
                                                                            -------    ---------   ---------   -----------
   Total Reimbursed/Waived Expenses ....................................         --           --          --    (2,289,613)
                                                                            -------    ---------   ---------   -----------
      Net Expenses .....................................................      1,082       15,922       7,095    14,773,096
                                                                            -------    ---------   ---------   -----------
   Net Investment Income (Loss) ........................................       (231)      (8,012)     (3,411)    2,393,710
                                                                            -------    ---------   ---------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities ...............................................     (4,523)      28,200       5,762         1,894
   Futures Contracts ...................................................         --     (613,693)    (99,926)           --
                                                                            -------    ---------   ---------   -----------
      Total Net Realized Gain (Loss) ...................................     (4,523)    (585,493)    (94,164)        1,894
                                                                            -------    ---------   ---------   -----------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities ...............................................     23,747     (118,550)    (64,715)           --
   Futures Contracts ...................................................         --      (85,137)     (8,512)           --
                                                                            -------    ---------   ---------   -----------
Net Change in Unrealized Appreciation (Depreciation) ...................     23,747     (203,687)    (73,227)           --
                                                                            -------    ---------   ---------   -----------
      Net Gain (Loss) on Investments ......................................  19,224     (789,180)   (167,391)        1,894
                                                                            -------    ---------   ---------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..................    $18,993    $(797,192)  $(170,802)  $ 2,395,604
                                                                            =======    =========   =========   ===========

108


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             NOVA FUND
                                                                   ----------------------------
                                                                           YEAR            YEAR
                                                                          ENDED           ENDED
                                                                      MARCH 31,       MARCH 31,
                                                                           2004            2003
                                                                   ------------   -------------
FROM OPERATIONS
   Net Investment Income (Loss) ................................   $    340,080   $     541,943
   Net Realized Gain (Loss) on Investments, Equity Index Swaps
      and Futures Contracts ....................................     90,383,820     (83,894,182)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Equity Index Swaps
      and Futures Contracts ....................................      4,757,494     (31,004,311)
                                                                   ------------   -------------
   Net Increase (Decrease) in Net Assets from Operations .......     95,481,394    (114,356,550)
                                                                   ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income
      Investor Class ...........................................        (40,957)             --
      Advisor Class ............................................        (10,891)             --
      A-Class ..................................................             --              --
      C-Class ..................................................         (7,164)             --
   Realized Gain on Investment
      Investor Class ...........................................             --              --
      Advisor Class ............................................             --              --
      A-Class ..................................................             --              --
      C-Class ..................................................             --              --
                                                                   ------------   -------------
   Total Distributions to Shareholders .........................        (59,012)             --
                                                                   ------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS
   (NOTE 8) ....................................................         36,339      (6,916,336)
                                                                   ------------   -------------
   Net Increase (Decrease) in Net Assets .......................     95,458,721    (121,272,886)
NET ASSETS--BEGINNING OF YEAR ..................................    170,708,502     291,981,388
                                                                   ------------   -------------
NET ASSETS--END OF YEAR (NOTE 9) ...............................   $266,167,223   $ 170,708,502
                                                                   ============   =============

See Notes to Financial Statements.

                                                               ANNUAL REPORT 109


--------------------------------------------------------------------------------

                                                                             URSA FUND                      OTC FUND
                                                                   ----------------------------   ----------------------------
                                                                            YEAR           YEAR           YEAR            YEAR
                                                                           ENDED          ENDED          ENDED           ENDED
                                                                       MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,
                                                                            2004           2003           2004            2003
                                                                   -------------   ------------   ------------   -------------
FROM OPERATIONS
   Net Investment Income (Loss) ................................   $  (2,380,206)  $      1,030   $ (9,083,636)  $  (5,902,843)
   Net Realized Gain (Loss) on Investments, Equity Index Swaps
      and Futures Contracts ....................................    (151,683,423)   101,067,765     50,732,674    (135,315,592)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Equity Index Swaps
      and Futures Contracts ....................................     (29,214,083)   (35,596,840)   218,083,908    (115,172,972)
                                                                   -------------   ------------   ------------   -------------
   Net Increase (Decrease) in Net Assets from Operations .......    (183,277,712)    65,471,955    259,732,946    (256,391,407)
                                                                   -------------   ------------   ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income
      Investor Class ...........................................              --     (2,899,882)            --              --
      Advisor Class ............................................              --       (132,734)            --              --
      A-Class ..................................................              --             --             --              --
      C-Class ..................................................              --        (72,651)            --              --
   Realized Gain on Investment
      Investor Class ...........................................     (13,522,152)            --             --              --
      Advisor Class ............................................      (1,661,923)            --             --              --
      A-Class ..................................................              --             --             --              --
      C-Class ..................................................      (1,341,391)            --             --              --
                                                                   -------------   ------------   ------------   -------------
   Total Distributions to Shareholders .........................     (16,525,466)    (3,105,267)            --              --
                                                                   -------------   ------------   ------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS
   (NOTE 8) ....................................................     115,151,891    237,917,856    (35,896,531)    154,541,514
                                                                   -------------   ------------   ------------   -------------
   Net Increase (Decrease) in Net Assets .......................     (84,651,287)   300,284,544    223,836,415    (101,849,893)
NET ASSETS--BEGINNING OF YEAR ..................................     528,825,573    228,541,029    706,168,907     808,018,800
                                                                   -------------   ------------   ------------   -------------
NET ASSETS--END OF YEAR (NOTE 9) ...............................   $ 444,174,286   $528,825,573   $930,005,322   $ 706,168,907
                                                                   =============   ============   ============   =============

                                                                           ARKTOS FUND
                                                                   ---------------------------
                                                                           YEAR           YEAR
                                                                          ENDED          ENDED
                                                                      MARCH 31,      MARCH 31,
                                                                           2004           2003
                                                                   ------------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ................................   $   (908,880)  $ 27,246,005
   Net Realized Gain (Loss) on Investments, Equity Index Swaps
      and Futures Contracts ....................................    (75,225,824)   (29,420,825)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Equity Index Swaps
      and Futures Contracts ....................................      2,089,842     11,571,419
                                                                   ------------   ------------
   Net Increase (Decrease) in Net Assets from Operations .......    (74,044,862)     9,396,599
                                                                   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income
      Investor Class ...........................................             --     (4,795,888)
      Advisor Class ............................................             --             --
      A-Class ..................................................             --             --
      C-Class ..................................................             --        (79,729)
   Realized Gain on Investment
      Investor Class ...........................................             --             --
      Advisor Class ............................................             --             --
      A-Class ..................................................             --             --
      C-Class ..................................................             --             --
                                                                   ------------   ------------
   Total Distributions to Shareholders .........................             --     (4,875,617)
                                                                   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS
   (NOTE 8) ....................................................    187,300,837     28,667,412
                                                                   ------------   ------------
   Net Increase (Decrease) in Net Assets .......................    113,255,975     33,188,394
NET ASSETS--BEGINNING OF YEAR ..................................    149,088,673    115,900,279
                                                                   ------------   ------------
NET ASSETS--END OF YEAR (NOTE 9) ...............................   $262,344,648   $149,088,673
                                                                   ============   ============

110

--------------------------------------------------------------------------------

                                                                         MEDIUS FUND
                                                                 --------------------------
                                                                        YEAR           YEAR
                                                                       ENDED          ENDED
                                                                   MARCH 31,      MARCH 31,
                                                                        2004           2003
                                                                 -----------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ..............................   $  (424,768)  $   (146,740)
   Net Realized Gain (Loss) on Investments, Equity Index Swaps
      and Futures Contracts ..................................    15,367,682    (22,901,268)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Equity Index Swaps
      and Futures Contracts ..................................     6,114,604     (4,636,758)
                                                                 -----------   ------------
   Net Increase (Decrease) in Net Assets from Operations .....    21,057,518    (27,684,766)
                                                                 -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income
      Investor Class .........................................            --             --
      Advisor Class ..........................................            --             --
      A-Class ................................................            --             --
      C-Class ................................................            --        (19,802)
      H-Class ................................................            --       (171,769)
   Realized Gain on Investment
      Investor Class .........................................            --             --
      Advisor Class ..........................................            --             --
      A-Class ................................................            --             --
      C-Class ................................................            --             --
      H-Class ................................................            --             --
                                                                 -----------   ------------
   Total Distributions to Shareholders .......................            --       (191,571)
                                                                 -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 8) ..........................    41,338,760    (69,789,373)
                                                                 -----------   ------------
   Net Increase (Decrease) in Net Assets .....................    62,396,278    (97,665,710)
NET ASSETS--BEGINNING OF YEAR ................................    20,244,222   $117,909,932
                                                                 -----------   ------------
NET ASSETS--END OF YEAR (NOTE 9) .............................   $82,640,500   $ 20,244,222
                                                                 ===========   ============

See Notes to Financial Statements.

                                                               ANNUAL REPORT 111


--------------------------------------------------------------------------------

                                                                         MEKROS FUND           U.S. GOVERNMENT BOND FUND
                                                                 ---------------------------   -------------------------
                                                                         YEAR           YEAR          YEAR          YEAR
                                                                        ENDED          ENDED         ENDED         ENDED
                                                                    MARCH 31,      MARCH 31,     MARCH 31,     MARCH 31,
                                                                         2004           2003          2004          2003
                                                                 ------------   ------------   -----------   -----------
FROM OPERATIONS
   Net Investment Income (Loss) ..............................   $ (1,353,110)  $   (187,830)  $ 2,137,637   $ 2,064,223
   Net Realized Gain (Loss) on Investments, Equity Index Swaps
      and Futures Contracts ..................................     63,829,139    (30,167,927)   (2,154,408)   (2,185,716)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Equity Index Swaps
      and Futures Contracts ..................................     13,493,646     (9,847,041)    2,247,394     3,013,992
                                                                 ------------   ------------   -----------   -----------
   Net Increase (Decrease) in Net Assets from Operations .....     75,969,675    (40,202,798)    2,230,623     2,892,499
                                                                 ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income
      Investor Class .........................................             --             --    (1,740,970)   (2,023,746)
      Advisor Class ..........................................             --             --      (276,878)           --
      A-Class ................................................             --             --            --            --
      C-Class ................................................             --             --      (119,789)      (40,477)
      H-Class ................................................             --             --            --            --
   Realized Gain on Investment
      Investor Class .........................................             --             --            --            --
      Advisor Class ..........................................             --             --            --            --
      A-Class ................................................             --             --            --            --
      C-Class ................................................             --         (9,606)           --            --
      H-Class ................................................             --       (173,942)           --            --
                                                                 ------------   ------------   -----------   -----------
   Total Distributions to Shareholders .......................             --       (183,548)   (2,137,637)   (2,064,223)
                                                                 ------------   ------------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 8) ..........................    101,574,789    (54,632,052)   22,082,095    38,357,887
                                                                 ------------   ------------   -----------   -----------
   Net Increase (Decrease) in Net Assets .....................    177,544,464    (95,018,398)   22,175,081    39,186,163
NET ASSETS--BEGINNING OF YEAR ................................     45,630,697    140,649,095    53,532,940    14,346,777
                                                                 ------------   ------------   -----------   -----------
NET ASSETS--END OF YEAR (NOTE 9) .............................   $223,175,161   $ 45,630,697   $75,708,021   $53,532,940
                                                                 ============   ============   ===========   ===========

                                                                           JUNO FUND
                                                                 -----------------------------
                                                                           YEAR           YEAR
                                                                          ENDED          ENDED
                                                                      MARCH 31,      MARCH 31,
                                                                           2004           2003
                                                                 --------------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ..............................   $   (5,820,858)  $   (497,831)
   Net Realized Gain (Loss) on Investments, Equity Index Swaps
      and Futures Contracts ..................................       17,200,721     (9,220,393)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Equity Index Swaps
      and Futures Contracts ..................................      (88,008,612)    (1,478,617)
                                                                 --------------   ------------
   Net Increase (Decrease) in Net Assets from Operations .....      (76,628,749)   (11,196,841)
                                                                 --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income
      Investor Class .........................................               --        (59,275)
      Advisor Class ..........................................               --             --
      A-Class ................................................               --             --
      C-Class ................................................               --        (10,152)
      H-Class ................................................               --             --
   Realized Gain on Investment
      Investor Class .........................................               --             --
      Advisor Class ..........................................               --             --
      A-Class ................................................               --             --
      C-Class ................................................               --             --
      H-Class ................................................               --             --
                                                                 --------------   ------------
   Total Distributions to Shareholders .......................               --        (69,427)
                                                                 --------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 8) ..........................    1,332,267,762    168,023,827
                                                                 --------------   ------------
   Net Increase (Decrease) in Net Assets .....................    1,255,639,013    156,757,559
NET ASSETS--BEGINNING OF YEAR ................................      189,927,237     33,169,678
                                                                 --------------   ------------
NET ASSETS--END OF YEAR (NOTE 9) .............................   $1,445,566,250   $189,927,237
                                                                 ==============   ============

112

--------------------------------------------------------------------------------

                                                                         LARGE-CAP
                                                                        EUROPE FUND
                                                                 -------------------------
                                                                        YEAR          YEAR
                                                                       ENDED         ENDED
                                                                   MARCH 31,     MARCH 31,
                                                                        2004          2003
                                                                 -----------   -----------
FROM OPERATIONS
   Net Investment Income (Loss) ..............................   $  (267,373)  $   (21,906)
   Net Realized Gain (Loss) on Investments, Equity Index Swaps
      and Futures Contracts ..................................    10,115,575    (8,261,767)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Equity Index Swaps
      and Futures Contracts ..................................    (1,166,723)      181,642
                                                                 -----------   -----------
   Net Increase (Decrease) in Net Assets from Operations .....     8,681,479    (8,102,031)
                                                                 -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Realized Gain on Investments
      A-Class ................................................            --            --
      C-Class ................................................      (121,876)           --
      H-Class ................................................    (3,323,463)           --
                                                                 -----------   -----------
   Total Distributions to Shareholders .......................    (3,445,339)           --
                                                                 -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 8) ..........................    26,022,361     4,944,471
                                                                 -----------   -----------
   Net Increase (Decrease) in Net Assets .....................    31,258,501    (3,157,560)
NET ASSETS--BEGINNING OF PERIOD ..............................     6,655,235     9,812,795
                                                                 -----------   -----------
NET ASSETS--END OF PERIOD (NOTE 9) ...........................   $37,913,736   $ 6,655,235
                                                                 ===========   ===========

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 113


--------------------------------------------------------------------------------

                                                                          LARGE-CAP             SMALL-CAP       MID-CAP
                                                                          JAPAN FUND            VALUE FUND    VALUE FUND
                                                                 ---------------------------   -----------   ------------
                                                                         YEAR           YEAR        PERIOD         PERIOD
                                                                        ENDED          ENDED         ENDED          ENDED
                                                                    MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,
                                                                         2004           2003         2004*          2004*
                                                                 ------------   ------------   -----------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ..............................   $   (342,111)  $    (10,637)  $    (3,043)  $     2,948
   Net Realized Gain (Loss) on Investments, Equity Index Swaps
      and Futures Contracts ..................................      6,626,890     (9,194,122)     (476,796)     (443,253)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Equity Index Swaps
      and Futures Contracts ..................................     13,605,279      1,552,367       702,036       333,523
                                                                 ------------   ------------   -----------   -----------
   Net Increase (Decrease) in Net Assets from Operations .....     19,890,058     (7,652,392)      222,197      (106,782)
                                                                 ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Realized Gain on Investments
      A-Class ................................................             --             --            --            --
      C-Class ................................................        (22,026)            --            --            --
      H-Class ................................................       (331,142)            --            --            --
                                                                 ------------   ------------   -----------   -----------
   Total Distributions to Shareholders .......................       (353,168)            --            --            --
                                                                 ------------   ------------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 8) ..........................    161,158,780    (13,540,916)   21,884,109    18,880,174
                                                                 ------------   ------------   -----------   -----------
   Net Increase (Decrease) in Net Assets .....................    180,695,670    (21,193,308)   22,106,306    18,773,392
NET ASSETS--BEGINNING OF PERIOD ..............................      2,691,881     23,885,189            --            --
                                                                 ------------   ------------   -----------   -----------
NET ASSETS--END OF PERIOD (NOTE 9) ...........................   $183,387,551   $  2,691,881   $22,106,306   $18,773,392
                                                                 ============   ============   ===========   ===========

114


STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                LARGE-CAP     SMALL-CAP
                                                                  VALUE        GROWTH
                                                                   FUND         FUND
                                                               -----------   ----------
                                                                    PERIOD       PERIOD
                                                                     ENDED        ENDED
                                                                 MARCH 31,    MARCH 31,
                                                                     2004*        2004*
                                                               -----------   ----------
FROM OPERATIONS
   Net Investment Income (Loss) ............................   $     3,279   $   (1,601)
   Net Realized Gain (Loss) on Investments
      and Futures Contracts ................................      (470,175)     (38,944)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments
      and Futures Contracts ................................       109,941      117,752
                                                               -----------   ----------
   Net Increase (Decrease) in Net Assets from Operations ...      (356,955)      77,207
                                                               -----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income
      Investor Class .......................................            --           --
      Advisor Class ........................................            --           --
      A-Class ..............................................            --           --
      C-Class ..............................................            --           --
      H-Class ..............................................            --           --
      Institutional Class ..................................            --           --
                                                               -----------   ----------
   Total Distributions to Shareholders .....................            --           --
                                                               -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 8) ........................    11,063,759    4,972,264
                                                               -----------   ----------
   Net Increase (Decrease) in Net Assets ...................    10,706,804    5,049,471
NET ASSETS--BEGINNING OF PERIOD ............................            --           --
                                                               -----------   ----------
NET ASSETS--END OF PERIOD (NOTE 9) .........................   $10,706,804   $5,049,471
                                                               ===========   ==========

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 115
--------------------------------------------------------------------------------

                                                                MID-CAP     LARGE-CAP     INVERSE
                                                                 GROWTH       GROWTH     SMALL-CAP
                                                                  FUND         FUND        FUND
                                                               ----------   ---------   ----------
                                                                   PERIOD      PERIOD       PERIOD
                                                                    ENDED       ENDED        ENDED
                                                                MARCH 31,   MARCH 31,    MARCH 31,
                                                                    2004*       2004*        2004*
                                                               ----------   ---------   ----------
FROM OPERATIONS
   Net Investment Income (Loss) ............................   $   (1,082)  $   (231)   $   (8,012)
   Net Realized Gain (Loss) on Investments
      and Futures Contracts ................................      (11,115)    (4,523)     (585,493)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments
      and Futures Contracts ................................       31,820     23,747      (203,687)
                                                               ----------   --------    ----------
   Net Increase (Decrease) in Net Assets from Operations ...       19,623     18,993      (797,192)
                                                               ----------   --------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income
      Investor Class .......................................           --         --            --
      Advisor Class ........................................           --         --            --
      A-Class ..............................................           --         --            --
      C-Class ..............................................           --         --            --
      H-Class ..............................................           --         --            --
      Institutional Class ..................................           --         --            --
                                                               ----------   --------    ----------
   Total Distributions to Shareholders .....................           --         --            --
                                                               ----------   --------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 8) ........................    1,777,166    773,945     6,343,937
                                                               ----------   --------    ----------
   Net Increase (Decrease) in Net Assets ...................    1,796,789    792,938     5,546,745
NET ASSETS--BEGINNING OF PERIOD ............................           --         --            --
                                                               ----------   --------    ----------
NET ASSETS--END OF PERIOD (NOTE 9) .........................   $1,796,789   $792,938    $5,546,745
                                                               ==========   ========    ==========

                                                                 INVERSE             U.S. GOVERNMENT
                                                                 MID-CAP               MONEY MARKET
                                                                   FUND                   FUND
                                                               ----------   --------------------------------
                                                                   PERIOD             YEAR              YEAR
                                                                    ENDED            ENDED             ENDED
                                                                MARCH 31,        MARCH 31,         MARCH 31,
                                                                    2004*             2004              2003
                                                               ----------   --------------   ---------------
FROM OPERATIONS
   Net Investment Income (Loss) ............................   $   (3,411)  $    2,393,710   $    9,520,248
   Net Realized Gain (Loss) on Investments
      and Futures Contracts ................................      (94,164)           1,894               --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments
      and Futures Contracts ................................      (73,227)              --               --
                                                               ----------   --------------   --------------
   Net Increase (Decrease) in Net Assets from Operations ...     (170,802)       2,395,604        9,520,248
                                                               ----------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income
      Investor Class .......................................           --       (2,074,169)      (8,203,812)
      Advisor Class ........................................           --          (13,035)      (1,050,597)
      A-Class ..............................................           --               --               --
      C-Class ..............................................           --           (9,592)         (82,113)
      H-Class ..............................................           --               --               --
      Institutional Class ..................................           --         (296,914)        (183,726)
                                                               ----------   --------------   --------------
   Total Distributions to Shareholders .....................           --       (2,393,710)      (9,520,248)
                                                               ----------   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 8) ........................    2,987,270     (180,208,119)     269,232,701
                                                               ----------   --------------   --------------
   Net Increase (Decrease) in Net Assets ...................    2,816,468     (180,206,225)     269,232,701
NET ASSETS--BEGINNING OF PERIOD ............................           --    1,667,942,127    1,398,709,426
                                                               ----------   --------------   --------------
NET ASSETS--END OF PERIOD (NOTE 9) .........................   $2,816,468   $1,487,735,902   $1,667,942,127
                                                               ==========   ==============   ==============

116


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             INVESTOR CLASS
                                                 -----------------------------------
                                                               NOVA FUND
                                                 -----------------------------------
                                                      YEAR         YEAR         YEAR
                                                     ENDED        ENDED        ENDED
                                                 MARCH 31,    MARCH 31,    MARCH 31,
                                                      2004         2003         2002
                                                 ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........   $  15.54     $  25.56     $  26.85
                                                 --------     --------     --------
Net Investment Income+ .......................        .07          .08          .12
Net Realized and Unrealized Gains
   (Losses) on Securities ....................       8.51       (10.10)       (1.28)
                                                 --------     --------     --------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations ...........       8.58       (10.02)       (1.16)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................         --           --         (.13)
                                                 --------     --------     --------
Net Increase (Decrease) in Net Asset Value ...       8.58       (10.02)       (1.29)
                                                 --------     --------     --------
NET ASSET VALUE--END OF YEAR .................   $  24.12     $  15.54     $  25.56
                                                 ========     ========     ========
TOTAL INVESTMENT RETURN ......................      55.25%      (39.20)%      (4.36)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................       1.25%++      1.27%++      1.16%++
Net Expenses .................................       1.25%++      1.27%++      1.16%++
Net Investment Income ........................       0.35%        0.44%        0.44%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................        540%         603%         401%
Net Assets, End of Year (000's omitted) ......   $187,051     $130,951     $222,251

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 117


--------------------------------------------------------------------------------

                                                     INVESTOR CLASS
                                                 ----------------------
                                                        NOVA FUND
                                                 ----------------------
                                                      YEAR         YEAR
                                                     ENDED        ENDED
                                                 MARCH 31,    MARCH 31,
                                                      2001         2000
                                                 ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........   $  41.93     $  34.87
                                                 --------     --------
Net Investment Income+ .......................        .33          .47
Net Realized and Unrealized Gains
   (Losses) on Securities ....................     (15.41)        6.60
                                                 --------     --------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations ...........     (15.08)        7.07
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................         --         (.01)
                                                 --------     --------
Net Increase (Decrease) in Net Asset Value ...     (15.08)        7.06
                                                 --------     --------
NET ASSET VALUE--END OF YEAR .................   $  26.85     $  41.93
                                                 ========     ========
TOTAL INVESTMENT RETURN ......................     (35.96)%      20.29%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................       1.34%        1.18%
Net Expenses .................................       1.33%        1.18%
Net Investment Income ........................       0.89%        1.26%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................        117%         311%
Net Assets, End of Year (000's omitted) ......   $251,333     $748,147

118

--------------------------------------------------------------------------------

                                                            INVESTOR CLASS
                                                 -----------------------------------
                                                              URSA FUND
                                                 -----------------------------------
                                                      YEAR         YEAR         YEAR
                                                     ENDED        ENDED        ENDED
                                                 MARCH 31,    MARCH 31,    MARCH 31,
                                                      2004         2003         2002
                                                 ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........   $  13.06     $  10.45     $  10.43
                                                 --------     --------     --------
Net Investment Income (Loss)+ ................       (.04)         .01          .16
Net Realized and Unrealized Gains
   (Losses) on Securities ....................      (3.45)        2.67         (.10)
                                                 --------     --------     --------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................      (3.49)        2.68          .06

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................         --         (.07)        (.04)
   Net Realized Capital Gains ................       (.40)          --           --
                                                 --------     --------     --------
Net Increase (Decrease) in Net Asset Value ...      (3.89)        2.61          .02
                                                 --------     --------     --------
NET ASSET VALUE--END OF YEAR .................   $   9.17     $  13.06     $  10.45
                                                 ========     ========     ========
TOTAL INVESTMENT RETURN ......................     (26.90)%      25.65%        0.60%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................       1.38%++      1.41%++      1.31%++
Net Expenses .................................       1.38%++      1.41%++      1.31%++
Net Investment Income (Loss) .................      (0.37)%       0.06%        1.56%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000's omitted) ......   $353,496     $471,600     $214,498

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 119
--------------------------------------------------------------------------------

                                                     INVESTOR CLASS
                                                 ----------------------
                                                        URSA FUND
                                                 ----------------------
                                                      YEAR         YEAR
                                                     ENDED        ENDED
                                                 MARCH 31,    MARCH 31,
                                                      2001         2000
                                                 ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........   $   7.68     $   8.66
                                                 --------     --------
Net Investment Income (Loss)+ ................        .40          .32
Net Realized and Unrealized Gains
   (Losses) on Securities ....................       2.41        (1.24)
                                                 --------     --------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................       2.81         (.92)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................       (.06)        (.06)
   Net Realized Capital Gains ................         --           --
                                                 --------     --------
Net Increase (Decrease) in Net Asset Value ...       2.75         (.98)
                                                 --------     --------
NET ASSET VALUE--END OF YEAR .................   $  10.43     $   7.68
                                                 ========     ========
TOTAL INVESTMENT RETURN ......................      36.68%      (10.64)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................       1.37%++      1.32%
Net Expenses .................................       1.37%++      1.31%
Net Investment Income (Loss) .................       4.69%        3.81%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000's omitted) ......   $222,939     $288,218

120

--------------------------------------------------------------------------------

                                                           INVESTOR CLASS
                                                 ---------------------------------
                                                              OTC FUND
                                                 ---------------------------------
                                                      YEAR        YEAR        YEAR
                                                     ENDED       ENDED       ENDED
                                                 MARCH 31,   MARCH 31,   MARCH 31,
                                                      2004        2003        2002
                                                 ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........   $   7.02    $  10.16    $  11.19
                                                 --------    --------    --------
Net Investment Loss+ .........................       (.09)       (.08)       (.11)
Net Realized and Unrealized Gains
   (Losses) on Securities ....................       2.80       (3.06)       (.92)
                                                 --------    --------    --------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations ...........       2.71       (3.14)      (1.03)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains ................         --          --          --
                                                 --------    --------    --------
Net Increase (Decrease) in Net Asset Value ...       2.71       (3.14)      (1.03)
                                                 --------    --------    --------
NET ASSET VALUE--END OF YEAR .................   $   9.73    $   7.02    $  10.16
                                                 ========    ========    ========
TOTAL INVESTMENT RETURN ......................      38.60%     (30.91)%     (9.20)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................       1.22%       1.27%       1.08%
Net Expenses .................................       1.22%       1.27%       1.08%
Net Investment Loss ..........................      (0.98)%     (1.08)%     (0.96)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................        139%        180%        109%
Net Assets, End of Year (000's omitted) ......   $858,816    $653,999    $783,637

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE APRIL 14, 2000.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 121
--------------------------------------------------------------------------------

                                                      INVESTOR CLASS
                                                 ----------------------
                                                         OTC FUND
                                                 ----------------------
                                                       YEAR          YEAR
                                                      ENDED         ENDED
                                                  MARCH 31,     MARCH 31,
                                                       2001        2000++
                                                 ----------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........   $    32.40    $    15.90
                                                 ----------    ----------
Net Investment Loss+ .........................         (.24)         (.22)
Net Realized and Unrealized Gains
   (Losses) on Securities ....................       (20.80)        16.88
                                                 ----------    ----------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations ...........       (21.04)        16.66
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains ................         (.17)         (.16)
                                                 ----------    ----------
Net Increase (Decrease) in Net Asset Value ...       (21.21)        16.50
                                                 ----------    ----------
NET ASSET VALUE--END OF YEAR .................   $    11.19    $    32.40
                                                 ==========    ==========
TOTAL INVESTMENT RETURN ......................       (65.19)%      105.32%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................         1.16%         1.15%
Net Expenses .................................         1.16%         1.15%
Net Investment Loss ..........................        (1.01)%       (1.01)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................          228%          385%
Net Assets, End of Year (000's omitted) ......   $1,043,848    $3,762,540

122

--------------------------------------------------------------------------------

                                                             INVESTOR CLASS
                                                 --------------------------------------
                                                               ARKTOS FUND
                                                 --------------------------------------
                                                      YEAR          YEAR           YEAR
                                                     ENDED         ENDED          ENDED
                                                 MARCH 31,     MARCH 31,      MARCH 31,
                                                     2004           2003           2002
                                                 ---------     ---------      ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........   $  37.79      $  32.29       $  35.76
                                                 --------      --------       --------
Net Investment Income (Loss)+ ................       (.13)         7.34           1.01
Net Realized and Unrealized Gains (Losses) on
   Securities ................................     (11.97)         (.70)         (4.19)
                                                 --------      --------       --------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................     (12.10)         6.64          (3.18)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................         --         (1.14)          (.29)
                                                 --------      --------       --------
Net Increase (Decrease) in Net Asset Value ...     (12.10)         5.50          (3.47)
                                                 --------      --------       --------
NET ASSET VALUE--END OF YEAR .................   $  25.69      $  37.79       $  32.29
                                                 ========      ========       ========
TOTAL INVESTMENT RETURN ......................     (32.02)%       20.39%         (8.84)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................       1.40%+++      1.42%+++       1.35%+++
Net Expenses .................................       1.40%+++      1.42%+++       1.35%+++
Net Investment Income (Loss) .................      (0.47)%       18.11%          3.16%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................         --            --             --
Net Assets, End of Year (000's omitted) ......   $209,994      $146,416       $113,904

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR YEARS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY FOR THE ARKTOS MASTER PORTFOLIO.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.

+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 123


--------------------------------------------------------------------------------

                                                     INVESTOR CLASS
                                                 -----------------------
                                                       ARKTOS FUND
                                                 -----------------------
                                                      YEAR          YEAR
                                                     ENDED         ENDED
                                                 MARCH 31,     MARCH 31,
                                                      2001        2000++
                                                 ---------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........   $ 17.45       $  40.20
                                                 -------       --------
Net Investment Income (Loss)+ ................      1.08            .75
Net Realized and Unrealized Gains
   (Losses) on Securities ....................     17.23         (23.40)
                                                 -------       --------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................     18.31         (22.65)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................        --           (.10)
                                                 -------       --------
Net Increase (Decrease) in Net Asset Value ...     18.31         (22.75)
                                                 -------       --------
NET ASSET VALUE--END OF YEAR .................   $ 35.76       $  17.45
                                                 =======       ========
TOTAL INVESTMENT RETURN ......................    104.93%        (56.39)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................      1.34%+++       1.46%
Net Expenses .................................      1.33%+++       1.46%
Net Investment Income (Loss) .................      6.27%          2.67%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................     1,788%         1,157%
Net Assets, End of Year (000's omitted) ......   $79,028       $103,160

124

--------------------------------------------------------------------------------

                                                           INVESTOR CLASS
                                                 ---------------------------------
                                                     U.S. GOVERNMENT BOND FUND
                                                 ---------------------------------
                                                      YEAR        YEAR        YEAR
                                                     ENDED       ENDED       ENDED
                                                 MARCH 31,   MARCH 31,   MARCH 31,
                                                      2004        2003        2002
                                                 ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........    $ 10.95     $  9.12    $  9.82
                                                  -------     -------    -------
Net Investment Income+ .......................        .41         .41        .43
Net Realized and Unrealized Gains (Losses)
   on Securities .............................        .08        1.83       (.70)
                                                  -------     -------    -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................        .49        2.24       (.27)

DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Investment Income .....................       (.41)       (.41)      (.43)
                                                  -------     -------    -------
Net Increase (Decrease) in Net Asset Value ...        .08        1.83       (.70)
                                                  -------     -------    -------
NET ASSET VALUE--END OF YEAR .................    $ 11.03     $ 10.95    $  9.12
                                                  =======     =======    =======
TOTAL INVESTMENT RETURN ......................       4.65%      24.93%     (2.88)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................       0.95%       0.97%      0.88%
Net Expenses .................................       0.95%       0.97%      0.88%
Net Investment Income ........................       3.84%       4.00%      4.39%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................      1,143%      2,404%       860%
Net Assets, End of Year (000's omitted) ......    $25,188     $51,370    $14,138

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 125


--------------------------------------------------------------------------------

                                                       INVESTOR CLASS
                                                 -------------------------
                                                 U.S. GOVERNMENT BOND FUND
                                                 -------------------------
                                                        YEAR        YEAR
                                                       ENDED       ENDED
                                                   MARCH 31,   MARCH 31,
                                                        2001        2000
                                                   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........      $  9.34    $ 10.05
                                                    -------    -------
Net Investment Income+ .......................          .42        .46
Net Realized and Unrealized Gains
   (Losses) on Securities ....................          .48       (.71)
                                                    -------    -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................          .90       (.25)

DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Investment Income .....................         (.42)      (.46)
                                                    -------    -------
Net Increase (Decrease) in Net Asset Value ...          .48       (.71)
                                                    -------    -------
NET ASSET VALUE--END OF YEAR .................      $  9.82    $  9.34
                                                    =======    =======
TOTAL INVESTMENT RETURN ......................         9.81%     (2.26)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................         0.97%      0.93%
Net Expenses .................................         0.96%      0.92%
Net Investment Income ........................         4.38%      5.01%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................        1,107%       890%
Net Assets, End of Year (000's omitted) ......      $80,686    $28,105

126

--------------------------------------------------------------------------------

                                                                           INVESTOR CLASS
                                                               -------------------------------------
                                                                             JUNO FUND
                                                               -------------------------------------
                                                                    YEAR          YEAR          YEAR
                                                                   ENDED         ENDED         ENDED
                                                               MARCH 31,     MARCH 31,     MARCH 31,
                                                                    2004         2003         2002++
                                                               ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR .........................   $  21.23      $  26.40      $ 25.59
                                                               --------      --------      -------
Net Investment Income (Loss)+ ..............................       (.09)         (.04)         .27
Net Realized and Unrealized Gains (Losses) on Securities ...      (1.37)        (5.13)         .54
                                                               --------      --------      -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      (1.46)        (5.17)         .81

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ...................................         --            --           --
                                                               --------      --------      -------
Net Increase (Decrease) in Net Asset Value .................      (1.46)        (5.17)         .81
                                                               --------      --------      -------
NET ASSET VALUE--END OF YEAR ...............................   $  19.77      $  21.23      $ 26.40
                                                               ========      ========      =======
TOTAL INVESTMENT RETURN ....................................      (6.88)%      (19.53)%       3.17%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.38%+++      1.41%+++     1.41%+++
Net Expenses ...............................................       1.38%+++      1.41%+++     1.41%+++
Net Investment Income (Loss) ...............................      (0.45)%       (0.45)%       1.12%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................        187%           --           --
Net Assets, End of Year (000's omitted) ....................   $898,294      $128,958      $32,293

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE FEBRUARY 10, 2003.

+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 127
--------------------------------------------------------------------------------

                                                                    INVESTOR CLASS
                                                               ----------------------
                                                                      JUNO FUND
                                                               ----------------------
                                                                    YEAR         YEAR
                                                                   ENDED        ENDED
                                                               MARCH 31,    MARCH 31,
                                                                  2001++       2000++
                                                               ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR .........................   $ 27.00      $26.10
                                                               -------      ------
Net Investment Income (Loss)+ ..............................      1.23         .93
Net Realized and Unrealized Gains (Losses) on Securities ...     (2.64)        .12
                                                               -------      ------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................     (1.41)       1.05

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ...................................        --        (.15)
                                                               -------      ------
Net Increase (Decrease) in Net Asset Value .................     (1.41)        .90
                                                               -------      ------
NET ASSET VALUE--END OF YEAR ...............................   $ 25.59      $27.00
                                                               =======      ======
TOTAL INVESTMENT RETURN ....................................     (5.22)%      3.97%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.33%+++    1.47%
Net Expenses ...............................................      1.33%+++    1.47%
Net Investment Income (Loss) ...............................     (4.61)%     (3.39)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................        --          --
Net Assets, End of Year (000's omitted) ....................   $10,745      $9,941

128

--------------------------------------------------------------------------------

                                                                             INVESTOR CLASS
                                                               -------------------------------------------
                                                                               U.S. GOVERNMENT
                                                                             MONEY MARKET FUND
                                                               -------------------------------------------
                                                                    YEAR             YEAR       YEAR
                                                                   ENDED            ENDED      ENDED
                                                               MARCH 31,         MARCH 31,  MARCH 31,
                                                                    2004             2003       2002
                                                               ----------      ----------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR .........................   $     1.00      $     1.00   $   1.00
                                                               ----------      ----------   --------
Net Investment Income+ .....................................           -- ss.         .01        .02
                                                               ----------      ----------   --------
Net Increase in Net Asset Value Resulting from Operations ..           --             .01        .02

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net Investment Income .................................          (--) ss.       (.01)      (.02)
                                                               ----------      ----------   --------
Net Increase in Net Asset Value ............................           --              --         --
                                                               ----------      ----------   --------
NET ASSET VALUE--END OF YEAR ...............................   $     1.00      $     1.00   $   1.00
                                                               ==========      ==========   ========
TOTAL INVESTMENT RETURN ....................................         0.18%          0.71%      2.35%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................         0.90%          0.92%      0.85%
Net Expenses ...............................................         0.90%          0.92%      0.85%
Net Investment Income ......................................         0.18%          0.71%      2.23%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000's omitted) ....................   $1,057,062      $1,218,676   $979,433

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

ss.  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.0019

See Notes to Financial Statements.

                                                               ANNUAL REPORT 129

--------------------------------------------------------------------------------

                                                                   INVESTOR CLASS
                                                               ---------------------
                                                                   U.S. GOVERNMENT
                                                                 MONEY MARKET FUND
                                                               ---------------------
                                                                    YEAR        YEAR
                                                                   ENDED       ENDED
                                                               MARCH 31,   MARCH 31,
                                                                    2001        2000
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR .........................   $   1.00    $   1.00
                                                               --------    --------
Net Investment Income+ .....................................        .05         .04
                                                               --------    --------
Net Increase in Net Asset Value Resulting from Operations ..        .05         .04

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net Investment Income .................................       (.05)       (.04)
                                                               --------    --------
Net Increase in Net Asset Value ............................         --          --
                                                               --------    --------
NET ASSET VALUE--END OF YEAR ...............................   $   1.00    $   1.00
                                                               ========    ========
TOTAL INVESTMENT RETURN ....................................       5.48%       4.48%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       0.85%       0.89%
Net Expenses ...............................................       0.85%       0.88%
Net Investment Income ......................................       5.38%       4.36%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000's omitted) ....................   $948,275    $686,198

130

--------------------------------------------------------------------------------

                                                            ADVISOR CLASS
                                                 ---------------------------------
                                                             NOVA FUND
                                                 ---------------------------------
                                                      YEAR        YEAR        YEAR
                                                     ENDED       ENDED       ENDED
                                                 MARCH 31,   MARCH 31,   MARCH 31,
                                                      2004        2003        2002
                                                 ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........   $ 15.17     $ 25.11     $ 26.52
                                                 -------     -------     -------
Net Investment Income (Loss)+ ................      (.05)       (.03)       (.01)
Net Realized and Unrealized Gains
   (Losses) on Securities ....................      8.30       (9.91)      (1.27)
                                                 -------     -------     -------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations ...........      8.25       (9.94)      (1.28)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................        --          --        (.13)
                                                 -------     -------     -------
Net Increase (Decrease) in Net Asset Value ...      8.25       (9.94)      (1.41)
                                                 -------     -------     -------
NET ASSET VALUE--END OF YEAR .................   $ 23.42     $ 15.17     $ 25.11
                                                 =======     =======     =======
TOTAL INVESTMENT RETURN ......................     54.42%     (39.59)%     (4.87)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................      1.74%++     1.77%++     1.55%++
Net Expenses .................................      1.74%++     1.77%++     1.55%++
Net Investment Income (Loss) .................     (0.24)%     (0.17)%     (0.02)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................       540%        603%        401%
Net Assets, End of Year (000's omitted) ......   $46,405     $27,130     $59,375

*    PORTFOLIO   TURNOVER  RATE  IS  CALCULATED  WITHOUT  REGARD  TO  SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 131


--------------------------------------------------------------------------------

                                                     ADVISOR CLASS
                                                 ---------------------
                                                        NOVA FUND
                                                 ---------------------
                                                      YEAR        YEAR
                                                     ENDED       ENDED
                                                 MARCH 31,   MARCH 31,
                                                      2001        2000
                                                 ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........   $ 41.63     $  34.78
                                                 -------     --------
Net Investment Income (Loss)+ ................       .16          .31
Net Realized and Unrealized Gains
   (Losses) on Securities ....................    (15.27)        6.55
                                                 -------     --------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations ...........    (15.11)        6.86
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................        --         (.01)
                                                 -------     --------
Net Increase (Decrease) in Net Asset Value ...    (15.11)        6.85
                                                 -------     --------
NET ASSET VALUE--END OF YEAR .................   $ 26.52     $  41.63
                                                 =======     ========
TOTAL INVESTMENT RETURN ......................    (36.30)%      19.74%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................      1.87%        1.71%
Net Expenses .................................      1.87%        1.70%
Net Investment Income (Loss) .................      0.45%        0.87%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................       117%         311%
Net Assets, End of Year (000's omitted) ......   $38,184     $113,248

132

--------------------------------------------------------------------------------

                                                            ADVISOR CLASS
                                                 ---------------------------------
                                                               URSA FUND
                                                 ---------------------------------
                                                      YEAR        YEAR       YEAR
                                                     ENDED       ENDED      ENDED
                                                 MARCH 31,   MARCH 31,  MARCH 31,
                                                      2004        2003       2002
                                                 ---------   ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........     $ 12.70     $ 10.22     $10.26
                                                   -------     -------     ------
Net Investment Income (Loss)+ ................        (.09)       (.06)       .09
Net Realized and Unrealized Gains
   (Losses) on Securities ....................       (3.34)       2.61       (.09)
                                                   -------     -------     ------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations ...........       (3.43)       2.55         --
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................          --        (.07)      (.04)
   Net Realized Capital Gains ................        (.40)         --         --
                                                   -------     -------     ------
Net Increase (Decrease) in Net Asset Value ...       (3.83)       2.48       (.04)
                                                   -------     -------     ------
NET ASSET VALUE--END OF YEAR .................     $  8.87     $ 12.70     $10.22
                                                   =======     =======     ======
TOTAL INVESTMENT RETURN ......................      (27.19)%     24.95%      0.02%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................        1.87%++     1.89%++    1.85%++
Net Expenses .................................        1.87%++     1.89%++    1.85%++
Net Investment Income (Loss) .................       (0.86)%     (0.45)%     0.87%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000's omitted) ......     $45,073     $39,686     $7,036

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 133


--------------------------------------------------------------------------------

                                                     ADVISOR CLASS
                                                 ---------------------
                                                        URSA FUND
                                                 ---------------------
                                                      YEAR        YEAR
                                                     ENDED       ENDED
                                                 MARCH 31,   MARCH 31,
                                                      2001        2000
                                                 ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........      $ 7.61     $  8.62
                                                    ------      -------
Net Investment Income (Loss)+ ................         .43         .30
Net Realized and Unrealized Gains
   (Losses) on Securities ....................        2.28       (1.25)
                                                    ------     -------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations ...........        2.71        (.95)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................        (.06)       (.06)
   Net Realized Capital Gains ................          --          --
                                                    ------     -------
Net Increase (Decrease) in Net Asset Value ...        2.65       (1.01)
                                                    ------      -------
NET ASSET VALUE--END OF YEAR .................      $10.26     $  7.61
                                                    ======     =======
TOTAL INVESTMENT RETURN ......................       35.70%     (11.03)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................        1.86%++     1.84%
Net Expenses .................................        1.86%++     1.83%
Net Investment Income (Loss) .................        4.92%       3.51%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000's omitted) ......      $2,860     $ 4,553

134

--------------------------------------------------------------------------------

                                                           ADVISOR CLASS
                                                 ---------------------------------
                                                              OTC FUND
                                                 ---------------------------------
                                                      YEAR        YEAR        YEAR
                                                     ENDED       ENDED       ENDED
                                                 MARCH 31,   MARCH 31,   MARCH 31,
                                                      2004        2003        2002
                                                 ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........     $  6.85     $  9.97     $ 11.04
                                                   -------     -------     -------
Net Investment Loss+ .........................        (.13)       (.11)       (.16)
Net Realized and Unrealized Gains
   (Losses) on Securities ....................        2.74       (3.01)       (.91)
                                                   -------     -------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................        2.61       (3.12)      (1.07)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains ................          --          --          --
                                                   -------     -------     -------
Net Increase (Decrease) in Net Asset Value ...        2.61       (3.12)      (1.07)
                                                   -------     -------     -------
NET ASSET VALUE--END OF YEAR .................     $  9.46     $  6.85     $  9.97
                                                   =======     =======     =======
TOTAL INVESTMENT RETURN ......................       38.10%     (31.29)%     (9.69)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................        1.71%       1.76%       1.60%
Net Expenses .................................        1.71%       1.76%       1.60%
Net Investment Loss ..........................       (1.47)%     (1.56)%     (1.47)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................         139%        180%        109%
Net Assets, End of Year (000's omitted) ......     $57,535     $43,839     $20,837

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE APRIL 14, 2000.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 135


--------------------------------------------------------------------------------

                                                     ADVISOR CLASS
                                                 ---------------------
                                                        OTC FUND
                                                 ---------------------
                                                      YEAR        YEAR
                                                     ENDED       ENDED
                                                 MARCH 31,   MARCH 31,
                                                      2001      2000++
                                                 ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR ...........     $ 32.16    $  15.86
                                                   -------    --------
Net Investment Loss+ .........................        (.35)       (.33)
Net Realized and Unrealized Gains
   (Losses) on Securities ....................      (20.60)      16.78
                                                   -------    --------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................      (20.95)      16.45
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains ................        (.17)       (.15)
                                                   -------    --------
Net Increase (Decrease) in Net Asset Value ...      (21.12)      16.30
                                                   -------    --------
NET ASSET VALUE--END OF YEAR .................     $ 11.04    $  32.16
                                                   =======    ========
TOTAL INVESTMENT RETURN ......................      (65.40)%    104.26%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................        1.67%       1.62%
Net Expenses .................................        1.66%       1.61%
Net Investment Loss ..........................       (1.50)%     (1.47)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................         228%        385%
Net Assets, End of Year (000's omitted) ......     $36,836    $113,948

136

--------------------------------------------------------------------------------

                                                             ADVISOR CLASS
                                                 ------------------------------------
                                                                      U.S.
                                                                GOVERNMENT
                                                 ARKTOS FUND     BOND FUND    JUNO FUND
                                                 -----------    ----------    ---------
                                                      PERIOD        PERIOD       PERIOD
                                                       ENDED         ENDED        ENDED
                                                   MARCH 31,     MARCH 31,    MARCH 31,
                                                       2004*         2004*        2004*
                                                 -----------    ----------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .........       $ 29.97       $ 10.00      $ 22.41
                                                     -------       -------      -------
Net Investment Income (Loss)+ ................          (.16)          .23         (.13)
Net Realized and Unrealized Gains (Losses)
   on Securities .............................         (4.21)         1.04        (2.57)
                                                     -------       -------      -------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations ...........         (4.37)         1.27        (2.70)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................            --          (.23)          --
                                                     -------       -------      -------
Net Increase (Decrease) in Net Asset Value ...         (4.37)         1.04        (2.70)
                                                     -------       -------      -------
NET ASSET VALUE--END OF PERIOD ...............       $ 25.60       $ 11.04       $19.71
                                                     =======       =======      =======
TOTAL INVESTMENT RETURN ......................        (14.58)%       12.84%      (12.05)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................          1.90%**++     1.45%**      1.86%**++
Net Expenses .................................          1.90%**++     1.45%**      1.86%**++
Net Investment Income (Loss) .................         (0.97)%**      3.21%**     (0.93)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...................            --         1,143%         187%
Net Assets, End of Period (000's omitted) ....       $17,975       $46,690      $52,298

*    SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 137


--------------------------------------------------------------------------------

This page intentionally left blank.

138

--------------------------------------------------------------------------------

                                                                ADVISOR CLASS
                                             ---------------------------------------------------
                                                               U.S. GOVERNMENT
                                                              MONEY MARKET FUND
                                             ---------------------------------------------------
                                                  YEAR                 YEAR                 YEAR
                                                 ENDED                ENDED                ENDED
                                             MARCH 31,            MARCH 31,            MARCH 31,
                                                  2004                 2003                 2002
                                             ---------            ---------            ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR .......    $   1.00             $   1.00             $   1.00
                                              --------             --------             --------
Net Investment Income+ ...................          -- ss.ss.            -- ss.              .02
                                              --------             --------             --------
Net Increase in Net Asset Value
   Resulting from Operations .............          --                   --                  .02
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .................         (--) ss.ss.          (--) ss.            (.02)
                                              --------             --------             --------
Net Increase in Net Asset Value ..........          --                   --                  --
                                              --------             --------             --------
NET ASSET VALUE--END OF YEAR .............    $   1.00             $   1.00             $   1.00
                                              ========             ========             ========
TOTAL INVESTMENT RETURN ..................        0.01%                0.27%                1.84%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        1.38%                1.41%                1.32%
Net Expenses .............................        1.08%                1.37%                1.32%
Net Investment Income ....................        0.01%                0.32%                1.87%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000's omitted) ..    $249,599             $187,513             $371,356

+       CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

ss.     LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003

ss.ss.  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00005

See Notes to Financial Statements.

                                                               ANNUAL REPORT 139


--------------------------------------------------------------------------------

                                                  ADVISOR CLASS
                                             ---------------------
                                                 U.S. GOVERNMENT
                                               MONEY MARKET FUND
                                             ---------------------
                                                  YEAR        YEAR
                                                 ENDED       ENDED
                                             MARCH 31,   MARCH 31,
                                                  2001        2000
                                             ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF YEAR .......    $   1.00    $   1.00
                                              --------    --------
Net Investment Income+ ...................         .05         .04
                                              --------    --------
Net Increase in Net Asset Value
   Resulting from Operations .............         .05         .04
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .................        (.05)       (.04)
                                              --------    --------
Net Increase in Net Asset Value ..........          --          --
                                              --------    --------
NET ASSET VALUE--END OF YEAR .............       $1.00    $   1.00
                                              ========    ========
TOTAL INVESTMENT RETURN ..................        4.99%       3.94%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        1.34%       1.41%
Net Expenses .............................        1.34%       1.40%
Net Investment Income ....................        4.87%       3.85%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000's omitted) ..    $451,796    $212,181

140

--------------------------------------------------------------------------------

                                                             A-CLASS
                                               -----------------------------------
                                                    NOVA        URSA         OTC
                                                    FUND        FUND         FUND
                                               ---------   ---------    ---------
                                                  PERIOD      PERIOD       PERIOD
                                                   ENDED       ENDED        ENDED
                                               MARCH 31,   MARCH 31,    MARCH 31,
                                                   2004*       2004*        2004*
                                               ---------   ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......     $23.42       $8.87        $9.46
                                                 ------       -----        -----
Net Investment Income+ .....................         --          --           --
Net Realized and Unrealized Gains
   on Securities ...........................         --          --           --
                                                 ------       -----        -----
Net Increase in Net Asset Value
   Resulting from Operations ...............         --          --           --
DISTRIBUTIONS TO SHAREHOLDERS ..............         --          --           --
                                                 ------       -----        -----
Net Increase in Net Asset Value ............         --          --           --
                                                 ------       -----        -----
NET ASSET VALUE--END OF PERIOD .............     $23.42       $8.87        $9.46
                                                 ======       =====        =====
TOTAL INVESTMENT RETURN ....................       0.00%       0.00%        0.00%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................       0.00%**     0.00%**      0.00%**
Net Expenses ...............................       0.00%**     0.00%**      0.00%**
Net Investment Income ......................       0.00%**     0.00%**      0.00%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................        540%         --          139%
Net Assets, End of Period (000's omitted) ..     $    1       $   1        $   1

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 141


--------------------------------------------------------------------------------

                                                                         A-CLASS
                                               ----------------------------------------------------------
                                                                                         U.S.
                                                  ARKTOS      MEDIUS      MEKROS   GOVERNMENT        JUNO
                                                    FUND        FUND        FUND    BOND FUND        FUND
                                               ---------   ---------   ---------   ----------   ---------
                                                  PERIOD      PERIOD      PERIOD       PERIOD      PERIOD
                                                   ENDED       ENDED       ENDED        ENDED       ENDED
                                               MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
                                                   2004*       2004*       2004*        2004*       2004*
                                               ---------   ---------   ---------   ----------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......      $25.60      $28.30      $26.22       $11.05      $19.71
                                                  ------      ------      ------       ------      ------
Net Investment Income+ .....................          --          --          --           --          --
Net Realized and Unrealized Gains
   on Securities ...........................          --          --          --           --          --
                                                  ------      ------      ------       ------      ------
Net Increase in Net Asset Value
   Resulting from Operations ...............          --          --          --           --          --
DISTRIBUTIONS TO SHAREHOLDERS ..............          --          --          --           --          --
                                                  ------      ------      ------       ------      ------
Net Increase in Net Asset Value ............          --          --          --           --          --
                                                  ------      ------      ------       ------      ------
NET ASSET VALUE--END OF PERIOD .............      $25.60      $28.30      $26.22       $11.05      $19.71
                                                  ======      ======      ======       ======      ======
TOTAL INVESTMENT RETURN ....................        0.00%       0.00%       0.00%        0.00%       0.00%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................        0.00%**     0.00%**     0.00%**      0.00%**     0.00%**
Net Expenses ...............................        0.00%**     0.00%**     0.00%**      0.00%**     0.00%**
Net Investment Income ......................        0.00%**     0.00%**     0.00%**      0.00%**     0.00%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................          --       1,239%        965%       1,143%        187%
Net Assets, End of Period (000's omitted) ..      $    1      $    4      $    4       $    1      $5,057

142

--------------------------------------------------------------------------------

                                                               A-CLASS
                                               -----------------------------------
                                               LARGE-CAP    LARGE-CAP       INVERSE
                                                  EUROPE        JAPAN     SMALL-CAP
                                                    FUND         FUND          FUND
                                               ---------    ---------     ---------
                                                  PERIOD       PERIOD        PERIOD
                                                   ENDED        ENDED         ENDED
                                                MARCH 31,    MARCH 31,     MARCH 31,
                                                    2004*        2004*         2004*
                                               ---------    ---------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ........     $14.98       $34.60        $48.80
                                                  ------       ------        ------
Net Investment Income+ ......................         --           --            --
Net Realized and Unrealized Gains
   on Securities ............................         --           --            --
                                                  ------       ------        ------
Net Increase in Net Asset Value
   Resulting from Operations ................         --           --            --
DISTRIBUTIONS TO SHAREHOLDERS ...............         --           --            --
                                                  ------       ------        ------
Net Increase in Net Asset Value .............         --           --            --
                                                  ------       ------        ------
NET ASSET VALUE--END OF PERIOD ..............     $14.98       $34.60        $48.80
                                                  ======       ======        ======
TOTAL INVESTMENT RETURN .....................       0.00%        0.00%         0.00%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..............................       0.00%**      0.00%**       0.00%**
Net Expenses ................................       0.00%**      0.00%**       0.00%**
Net Investment Income .......................       0.00%**      0.00%**       0.00%**

SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted) ...     $    1       $   55        $    1

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 143


--------------------------------------------------------------------------------

                                                          A-CLASS
                                                ------------------------
                                                                    U.S.
                                                  INVERSE     GOVERNMENT
                                                  MID-CAP          MONEY
                                                     FUND    MARKET FUND
                                                ---------    -----------
                                                   PERIOD         PERIOD
                                                    ENDED          ENDED
                                                MARCH 31,      MARCH 31,
                                                    2004*          2004*
                                                ---------    -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ........     $49.01        $1.00
                                                  ------        -----
Net Investment Income+ ......................         --           --
Net Realized and Unrealized Gains
   on Securities ............................         --           --
                                                  ------        -----
Net Increase in Net Asset Value
   Resulting from Operations ................         --           --
DISTRIBUTIONS TO SHAREHOLDERS ...............         --           --
                                                  ------        -----
Net Increase in Net Asset Value .............         --           --
                                                  ------        -----
NET ASSET VALUE--END OF PERIOD ..............     $49.01        $1.00
                                                  ======        =====
TOTAL INVESTMENT RETURN .....................       0.00%        0.00%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..............................       0.00%**      0.00%**
Net Expenses ................................       0.00%**      0.00%**
Net Investment Income .......................       0.00%**      0.00%**

SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted) ...     $    1        $   1

144

--------------------------------------------------------------------------------

                                                              C-CLASS
                                                -----------------------------------
                                                             NOVA FUND
                                                -----------------------------------
                                                    YEAR         YEAR         YEAR
                                                   ENDED        ENDED        ENDED
                                               MARCH 31,    MARCH 31,    MARCH 31,
                                                    2004         2003         2002
                                               ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ........    $ 15.20      $ 25.28      $ 26.84
                                                 -------      -------      -------
Net Investment Income (Loss)+ ...............       (.12)        (.08)        (.18)
Net Realized and Unrealized Gains
   (Losses) on Securities ...................       8.28       (10.00)       (1.25)
                                                 -------      -------      -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ................       8.16       (10.08)       (1.43)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ....................         --           --         (.13)
   Net Realized Capital Gains ...............         --           --           --
                                                 -------      -------      -------
Net Increase (Decrease) in Net Asset Value ..       8.16       (10.08)       (1.56)
                                                 -------      -------      -------
NET ASSET VALUE--END OF PERIOD ..............    $ 23.36      $ 15.20      $ 25.28
                                                 =======      =======      =======
TOTAL INVESTMENT RETURN .....................      53.72%      (39.87)%      (5.37)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..............................       2.26%++      2.28%++      2.27%++
Net Expenses ................................       2.26%++      2.28%++      2.27%++
Net Investment Income (Loss) ................      (0.56)%      (0.46)%      (0.72)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..................        540%         603%         401%
Net Assets, End of Period (000's omitted) ...    $32,710      $12,627      $10,355

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 14, 2001--NOVA FUND; MARCH 15, 2001--URSA FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 145


--------------------------------------------------------------------------------

                                                                             C-CLASS
                                                -----------------------------------------------------------------
                                                NOVA FUND                          URSA FUND
                                                ---------     ---------------------------------------------------
                                                   PERIOD         YEAR          YEAR         YEAR        PERIOD
                                                    ENDED        ENDED         ENDED        ENDED         ENDED
                                                MARCH 31,     MARCH 31,     MARCH 31,    MARCH 31,     MARCH 31,
                                                    2001*         2004          2003         2002          2001*
                                                ---------     ---------    ----------    ---------    -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ........     $27.18       $ 12.80       $ 10.35       $10.43        $10.29
                                                  ------       -------       -------       ------        ------
Net Investment Income (Loss)+ ...............       (.01)         (.14)         (.12)        (.03)          .01
Net Realized and Unrealized Gains
   (Losses) on Securities ...................       (.33)        (3.37)         2.64         (.01)          .13
                                                  ------       -------       -------       ------        ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ................       (.34)        (3.51)         2.52         (.04)          .14
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ....................         --            --          (.07)        (.04)           --
   Net Realized Capital Gains ...............         --          (.40)           --           --            --
                                                  ------       -------       -------       ------        ------
Net Increase (Decrease) in Net Asset Value ..       (.34)        (3.91)         2.45         (.08)          .14
                                                  ------       -------       -------       ------        ------
NET ASSET VALUE--END OF PERIOD ..............     $26.84       $  8.89       $ 12.80       $10.35        $10.43
                                                  ======       =======       =======       ======        ======
TOTAL INVESTMENT RETURN .....................      (1.25)%      (27.62)%       24.35%       (0.36)%        1.36%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..............................       1.86%**       2.39%++       2.40%++      2.47%++       2.15%**++
Net Expenses ................................       1.77%**       2.39%++       2.40%++      2.47%++       2.15%**++
Net Investment Income (Loss) ................      (0.98)%**     (1.42)%       (0.97)%      (0.34)%        3.04%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..................        117%           --            --           --            --
Net Assets, End of Period (000's omitted) ...     $  111       $45,604       $17,540       $7,007        $   35

146

--------------------------------------------------------------------------------

                                                                    C-CLASS
                                                       ---------------------------------
                                                                    OTC FUND
                                                       ---------------------------------
                                                           YEAR        YEAR        YEAR
                                                          ENDED       ENDED       ENDED
                                                       MARCH 31,   MARCH 31,   MARCH 31,
                                                           2004        2003        2002
                                                       ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...............    $  6.86     $ 10.03     $ 11.20
                                                        -------     -------     -------
Net Investment Income (Loss)+ ......................       (.18)       (.14)       (.21)
Net Realized and Unrealized Gains
   (Losses) on Securities ..........................       2.73       (3.03)       (.96)
                                                        -------     -------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .......................       2.55       (3.17)      (1.17)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ...........................         --          --          --
                                                        -------     -------     -------
Net Increase (Decrease) in Net Asset Value .........       2.55       (3.17)      (1.17)
                                                        -------     -------     -------
NET ASSET VALUE--END OF PERIOD .....................    $  9.41     $  6.86     $ 10.03
                                                        =======     =======     =======
TOTAL INVESTMENT RETURN ............................      37.17%     (31.61)%    (10.45)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .....................................       2.23%       2.26%       2.24%
Net Expenses .......................................       2.23%       2.26%       2.24%
Net Investment Income (Loss) .......................      (1.97)%     (1.98)%     (2.13)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .........................        139%        180%        109%
Net Assets, End of Period (000's omitted) ..........    $13,653     $ 8,331     $ 3,545

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 26, 2001--OTC FUND; MARCH 7, 2001--ARKTOS FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 147


--------------------------------------------------------------------------------

                                                                               C-CLASS
                                                     ---------------------------------------------------------
                                                      OTC FUND                    ARKTOS FUND
                                                     ---------   ---------------------------------------------
                                                        PERIOD         YEAR        YEAR        YEAR      PERIOD
                                                         ENDED        ENDED       ENDED       ENDED       ENDED
                                                     MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                                          2001*        2004        2003        2002       2001*
                                                       ---------   ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...............    $11.95      $ 36.92      $31.93      $35.74      $29.14
                                                        ------      -------      ------      ------      ------
Net Investment Income (Loss)+ ......................        --         (.38)       3.08         .43          --
Net Realized and Unrealized Gains
   (Losses) on Securities ..........................      (.75)      (11.71)       3.05       (3.95)       6.60
                                                        ------      -------      ------      ------      ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .......................      (.75)      (12.09)       6.13       (3.52)       6.60
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ...........................        --           --       (1.14)       (.29)         --
                                                        ------      -------      ------      ------      ------
Net Increase (Decrease) in Net Asset Value .........      (.75)      (12.09)       4.99       (3.81)       6.60
                                                        ------      -------      ------      ------      ------
NET ASSET VALUE--END OF PERIOD .....................    $11.20      $ 24.83      $36.92      $31.93      $35.74
                                                        ======      =======      ======      ======      ======
TOTAL INVESTMENT RETURN ............................     (6.28)%     (32.75)%     19.02%      (9.80)%     22.65%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .....................................      2.37%**      2.41%++     2.41%++     2.38%++     2.28%**++
Net Expenses .......................................      2.09%**      2.41%++     2.41%++     2.38%++     2.27%**++
Net Investment Income (Loss) .......................     (2.03)%**    (1.48)%      8.23%       1.45%       0.00%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .........................       228%          --          --          --       1,788%
Net Assets, End of Period (000's omitted) ..........    $   32      $34,375      $2,673      $1,996      $   22

148

--------------------------------------------------------------------------------

                                                                    C-CLASS
                                                       ---------------------------------
                                                                  MEDIUS FUND
                                                       ---------------------------------
                                                           YEAR        YEAR     PERIOD
                                                          ENDED       ENDED      ENDED
                                                      MARCH 31,   MARCH 31,  MARCH 31,
                                                           2004        2003      2002*
                                                       ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...............    $ 15.85     $ 26.00     $24.53
                                                        -------     -------     ------
Net Investment Income (Loss)+ ......................       (.31)       (.17)      (.13)
Net Realized and Unrealized Gains
   (Losses) on Securities ..........................      12.22       (9.87)      1.60
                                                        -------     -------     ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .......................      11.91      (10.04)      1.47
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ...........................         --        (.11)        --
   Net Realized Capital Gains ......................         --          --         --
                                                        -------     -------     ------
Net Increase (Decrease) in Net Asset Value .........      11.91      (10.15)      1.47
                                                        -------     -------     ------
NET ASSET VALUE--END OF PERIOD .....................    $ 27.76     $ 15.85     $26.00
                                                        =======     =======     ======
TOTAL INVESTMENT RETURN ............................      75.14%     (38.65)%     5.99%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .....................................       2.41%       2.43%      2.44%**
Net Expenses .......................................       2.41%       2.43%      2.44%**
Net Investment Income (Loss) .......................      (1.31)%     (0.95)%    (0.96)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .........................      1,239%      2,322%       893%
Net Assets, End of Period (000's omitted) ..........    $14,444     $ 5,610     $1,734

* SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 20, 2001--MEDIUS FUND; JANUARY 23, 2001--MEKROS FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 149


--------------------------------------------------------------------------------

                                                                           C-CLASS
                                                       ---------------------------------------------
                                                                         MEKROS FUND
                                                       ---------------------------------------------
                                                           YEAR        YEAR        YEAR      PERIOD
                                                          ENDED       ENDED       ENDED       ENDED
                                                      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                                           2004        2003        2002       2001*
                                                       ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...............    $ 12.75     $ 22.47     $ 19.99     $ 24.28
                                                        -------     -------     -------     -------
Net Investment Income (Loss)+ ......................       (.28)       (.15)       (.07)        .17
Net Realized and Unrealized Gains
   (Losses) on Securities ..........................      13.16       (9.53)       2.55       (4.46)
                                                        -------     -------     -------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .......................      12.88       (9.68)       2.48       (4.29)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ...........................         --          --          --          --
   Net Realized Capital Gains ......................         --        (.04)         --          --
                                                        -------     -------     -------     -------
Net Increase (Decrease) in Net Asset Value .........      12.88       (9.72)       2.48       (4.29)
                                                        -------     -------     -------     -------
NET ASSET VALUE--END OF PERIOD .....................    $ 25.63     $ 12.75     $ 22.47     $ 19.99
                                                        =======     =======     =======     =======
TOTAL INVESTMENT RETURN ............................     101.02%     (43.12)%     12.41%     (17.67)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .....................................       2.41%       2.43%       2.44%       2.54%**
Net Expenses .......................................       2.41%       2.43%       2.44%       2.52%**
Net Investment Income (Loss) .......................      (1.34)%     (0.91)%     (0.33)%      3.80%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .........................        965%        746%        714%         --
Net Assets, End of Period (000's omitted) ..........    $48,851     $13,530     $20,604     $     2

150

--------------------------------------------------------------------------------

                                                               C-CLASS
                                                  ---------------------------------
                                                       U.S. GOVERNMENT BOND FUND
                                                  ---------------------------------
                                                      YEAR        YEAR      PERIOD
                                                     ENDED       ENDED       ENDED
                                                 MARCH 31,   MARCH 31,   MARCH 31,
                                                      2004        2003       2002*
                                                 ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........     $10.97      $ 9.12      $ 9.42
                                                    ------      ------      ------
Net Investment Income (Loss)+ .................        .30         .31         .32
Net Realized and Unrealized Gains
   (Losses) on Securities .....................        .08        1.85        (.32)
                                                    ------      ------      ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ..................        .38        2.16          --

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ......................       (.30)       (.31)       (.30)
                                                    ------      ------      ------
Net Increase (Decrease) in Net Asset Value ....        .08        1.85        (.30)
                                                    ------      ------      ------
NET ASSET VALUE--END OF PERIOD ................     $11.05      $10.97      $ 9.12
                                                    ======      ======      ======
Total Investment Return .......................       3.59%      23.93%      (0.14)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ................................       1.96%       1.95%       1.79%**
Net Expenses ..................................       1.96%       1.95%       1.79%**
Net Investment Income (Loss) ..................       2.85%       2.86%       3.53%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ....................      1,143%      2,404%        860%
Net Assets, End of Period (000's omitted) .....     $3,828      $2,163      $  209

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--U.S. GOVERNMENT BOND FUND; MARCH 28, 2001--JUNO FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR..

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 AND MARCH 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE FEBRUARY 10, 2003.

+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 151


--------------------------------------------------------------------------------

                                                                        C-CLASS
                                                  ---------------------------------------------------
                                                                       JUNO FUND
                                                  ---------------------------------------------------
                                                       YEAR         YEAR          YEAR        PERIOD
                                                      ENDED        ENDED         ENDED         ENDED
                                                  MARCH 31,    MARCH 31,     MARCH 31,     MARCH 31,
                                                       2004         2003        2002++       2001*++
                                                  ---------    ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........    $  20.88      $ 26.16        $25.59        $25.65
                                                   --------      -------        ------        ------
Net Investment Income (Loss)+ .................        (.29)        (.17)          .15            --
Net Realized and Unrealized Gains
   (Losses) on Securities .....................       (1.35)       (5.11)          .42          (.06)
                                                   --------      -------        ------        ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ..................       (1.64)       (5.28)          .57          (.06)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ......................          --           --            --            --
                                                   --------      -------        ------        ------
Net Increase (Decrease) in Net Asset Value ....       (1.64)       (5.28)          .57          (.06)
                                                   --------      -------        ------        ------
NET ASSET VALUE--END OF PERIOD ................    $  19.24      $ 20.88        $26.16        $25.59
                                                   ========      =======        ======        ======
Total Investment Return .......................       (7.85)%     (20.13)%        2.23%        (0.23)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ................................        2.38%+++     2.40%+++      2.47%+++      2.48%**+++
Net Expenses ..................................        2.38%+++     2.40%+++      2.47%+++      2.48%**+++
Net Investment Income (Loss) ..................       (1.45)%      (1.64)%        0.55%         2.70%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ....................         187%          --            --            --
Net Assets, End of Period (000's omitted) .....    $489,918      $60,969        $  877        $1,702

152

--------------------------------------------------------------------------------

                                                                C-CLASS
                                                  ---------------------------------
                                                               LARGE-CAP
                                                              EUROPE FUND
                                                  ---------------------------------
                                                      YEAR        YEAR      PERIOD
                                                     ENDED       ENDED       ENDED
                                                 MARCH 31,   MARCH 31,   MARCH 31,
                                                      2004        2003       2002*
                                                 ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........     $ 9.74     $ 15.22     $ 19.09
                                                    ------     -------     -------
Net Investment Loss+ ..........................      (1.18)       (.10)       (.11)
Net Realized and Unrealized Gains
   (Losses) on Securities .....................       6.77       (5.38)      (3.76)
                                                    ------     -------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ..................       5.59       (5.48)      (3.87)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains .................       (.71)         --          --
                                                    ------     -------     -------
Net Increase (Decrease) in Net Asset Value ....       4.88       (5.48)      (3.87)
                                                    ------     -------     -------
NET ASSET VALUE--END OF PERIOD ................     $14.62     $  9.74     $ 15.22
                                                    ======     =======     =======
TOTAL INVESTMENT RETURN .......................      57.29%     (36.01)%    (20.27)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ................................       2.47%       2.45%       2.69%**
Net Expenses ..................................       2.47%       2.45%       2.69%**
Net Investment Loss ...........................      (8.31)%     (0.96)%     (0.82)%**

SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted) .....     $1,999     $ 1,957     $   116

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 10, 2001--LARGE-CAP EUROPE FUND; MARCH 1, 2002--LARGE-CAP JAPAN FUND.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 17, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 153


--------------------------------------------------------------------------------

                                                               C-CLASS
                                                  ---------------------------------
                                                              LARGE-CAP
                                                              JAPAN FUND
                                                  ---------------------------------
                                                      YEAR        YEAR      PERIOD
                                                     ENDED       ENDED       ENDED
                                                 MARCH 31,   MARCH 31,   MARCH 31,
                                                      2004      2003++     2002*++
                                                 ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........     $18.96     $ 27.24      $25.65
                                                    ------     -------      ------
Net Investment Loss+ ..........................       (.80)       (.18)       (.03)
Net Realized and Unrealized Gains
   (Losses) on Securities .....................      16.26       (8.10)       1.62
                                                    ------     -------      ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ..................      15.46       (8.28)       1.59

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains .................       (.24)         --          --
                                                    ------     -------      ------
Net Increase (Decrease) in Net Asset Value ....      15.22       (8.28)       1.59
                                                    ------     -------      ------
NET ASSET VALUE--END OF PERIOD ................     $34.18     $ 18.96      $27.24
                                                    ======     =======      ======
TOTAL INVESTMENT RETURN .......................      81.72%     (30.40)%      6.20%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ................................       2.42%       2.36%       2.20%**
Net Expenses ..................................       2.42%       2.36%       2.20%**
Net Investment Loss ...........................      (2.85)%     (0.68)%     (0.72)%**

SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted) .....     $5,572     $     9      $   12

154

--------------------------------------------------------------------------------

                                                               C-CLASS
                                                  ---------------------------------
                                                 SMALL-CAP     MID-CAP   LARGE-CAP
                                                     VALUE       VALUE       VALUE
                                                      FUND        FUND        FUND
                                                 ---------   ---------   ---------
                                                    PERIOD      PERIOD      PERIOD
                                                     ENDED       ENDED       ENDED
                                                 MARCH 31,   MARCH 31,   MARCH 31,
                                                     2004*       2004*       2004*
                                                 ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........     $25.00      $25.00      $25.00
                                                    ------      ------      ------
Net Investment Loss+ ..........................       (.05)       (.02)       (.02)
Net Realized and Unrealized Gains
   (Losses) on Securities .....................        .64         .13        (.13)
                                                    ------      ------      ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ..................        .59         .11        (.15)
DISTRIBUTIONS TO SHAREHOLDERS .................         --          --          --
                                                    ------      ------      ------
Net Increase (Decrease) in Net Asset Value ....        .59         .11        (.15)
                                                    ------      ------      ------
NET ASSET VALUE--END OF PERIOD ................     $25.59      $25.11      $24.85
                                                    ======      ======      ======
TOTAL INVESTMENT RETURN .......................       2.36%       0.44%      (0.60)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ................................       2.11%**     2.11%**     2.10%**
Net Expenses ..................................       2.11%**     2.11%**     2.10%**
Net Investment Loss ...........................      (1.68)%**   (0.50)%**   (0.53)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ....................        177%        172%        202%
Net Assets, End of Period (000's omitted) .....     $2,207      $  710      $2,612

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 155

--------------------------------------------------------------------------------

                                                                             C-CLASS
                                                 -------------------------------------------------------------
                                                SMALL-CAP      MID-CAP     LARGE-CAP      INVERSE      INVERSE
                                                   GROWTH       GROWTH        GROWTH    SMALL-CAP      MID-CAP
                                                     FUND         FUND          FUND         FUND         FUND
                                                ---------    ---------     ---------    ---------    ---------
                                                   PERIOD       PERIOD        PERIOD       PERIOD       PERIOD
                                                    ENDED        ENDED         ENDED        ENDED        ENDED
                                                MARCH 31,    MARCH 31,     MARCH 31,    MARCH 31,    MARCH 31,
                                                    2004*        2004*         2004*        2004*        2004*
                                                ---------    ---------     ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........    $25.00       $25.00        $25.00       $50.00       $50.00
                                                   ------       ------        ------       ------       ------
Net Investment Loss+ ..........................      (.04)        (.05)         (.05)        (.08)        (.08)
Net Realized and Unrealized Gains
   (Losses) on Securities .....................       .37          .20          (.77)       (1.15)        (.94)
                                                   ------       ------        ------       ------       ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ..................       .33          .15          (.82)       (1.23)       (1.02)
DISTRIBUTIONS TO SHAREHOLDERS .................        --           --            --           --           --
                                                   ------       ------        ------       ------       ------
Net Increase (Decrease) in Net Asset Value ....       .33          .15          (.82)       (1.23)       (1.02)
                                                   ------       ------        ------       ------       ------
NET ASSET VALUE--END OF PERIOD ................    $25.33       $25.15        $24.18       $48.77       $48.98
                                                   ======       ======        ======       ======       ======
TOTAL INVESTMENT RETURN .......................      1.32%        0.60%        (3.28)%      (2.46)%      (2.04)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ................................      2.08%**      2.10%**       2.08%**      2.24%**      2.23%**
Net Expenses ..................................      2.08%**      2.10%**       2.08%**      2.24%**      2.23%**
Net Investment Loss ...........................     (1.31)%**    (1.50)%**     (1.25)%**    (1.42)%**    (1.45)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ....................       117%         356%          296%          --           --
Net Assets, End of Period (000's omitted) .....    $2,505       $1,172            --       $  492       $  137

156

--------------------------------------------------------------------------------

                                                                           C-CLASS
                                                                -----------------------------
                                                                        U.S. GOVERNMENT
                                                                       MONEY MARKET FUND
                                                                -----------------------------
                                                                    YEAR                YEAR
                                                                   ENDED               ENDED
                                                               MARCH 31,           MARCH 31,
                                                                    2004                2003
                                                                --------            --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ........................   $   1.00            $   1.00
                                                                --------            --------
Net Investment Income+ ......................................         -- ss.ss.           -- ss.
                                                                --------            --------
Net Increase in Net Asset Value Resulting from Operations ...         --                  --
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ....................................        (--) ss.ss.         (--) ss.
                                                                --------            --------
Net Increase in Net Asset Value .............................         --                  --
                                                                --------            --------
NET ASSET VALUE--END OF PERIOD ..............................   $   1.00            $   1.00
                                                                ========            ========
TOTAL INVESTMENT RETURN .....................................       0.01%               0.08%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..............................................       1.90%               1.91%
Net Expenses ................................................       1.08%               1.50%
Net Investment Income .......................................       0.01%               0.06%

SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted) ...................   $131,074            $201,745

*       SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 19, 2000.

**      ANNUALIZED

+       CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

ss.     LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.0006

ss.ss.  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00006

See Notes to Financial Statements.

                                                               ANNUAL REPORT 157


--------------------------------------------------------------------------------

                                                                      C-CLASS
                                                               ---------------------
                                                                  U.S. GOVERNMENT
                                                                 MONEY MARKET FUND
                                                               ---------------------
                                                                    YEAR     PERIOD
                                                                   ENDED      ENDED
                                                               MARCH 31,  MARCH 31,
                                                                    2002      2001*
                                                               ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ........................    $  1.00    $  1.00
                                                                 -------    -------
Net Investment Income+ ......................................        .01        .02
                                                                 -------    -------
Net Increase in Net Asset Value Resulting from Operations ...        .01        .02
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ....................................       (.01)      (.02)
                                                                 -------    -------
Net Increase in Net Asset Value .............................         --         --
                                                                 -------    -------
NET ASSET VALUE--END OF PERIOD ..............................    $  1.00    $  1.00
                                                                 =======    =======
TOTAL INVESTMENT RETURN .....................................       1.35%      1.97%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..............................................       1.80%      1.79%**
Net Expenses ................................................       1.80%      1.78%**
Net Investment Income .......................................       1.13%      4.31%**

SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted) ...................    $47,920    $37,514


158

--------------------------------------------------------------------------------

                                                            H-CLASS
                                               ----------------------------------
                                                          MEDIUS FUND
                                               ----------------------------------
                                                    YEAR        YEAR       PERIOD
                                                   ENDED       ENDED        ENDED
                                               MARCH 31,   MARCH 31,    MARCH 31,
                                                    2004        2003        2002*
                                               ---------   ---------   ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ........    $ 16.04     $ 26.08     $  25.00
                                                 -------     -------     --------
Net Investment Income (Loss) + ..............       (.14)       (.07)        (.03)
Net Realized and Unrealized Gains
   (Losses) on Securities ...................      12.40       (9.86)        1.11
                                                 -------     -------     --------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ................      12.26       (9.93)        1.08

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ....................         --        (.11)          --
   Net Realized Capital Gains ...............         --          --           --
                                                 -------     -------     --------
Net Increase (Decrease) in Net Asset Value ..      12.26      (10.04)        1.08
                                                 -------     -------     --------
NET ASSET VALUE--END OF PERIOD ..............    $ 28.30     $ 16.04     $  26.08
                                                 =======     =======     ========
TOTAL INVESTMENT RETURN .....................      76.43%     (38.11)%       4.32%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..............................       1.66%       1.69%        1.71%**
Net Expenses ................................       1.66%       1.69%        1.71%**
Net Investment Income (Loss) ................      (0.56)%     (0.32)%      (0.19)%**

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ..................      1,239%      2,322%         893%
Net Assets, End of Period (000's omitted) ...    $68,193     $14,634     $116,176

* SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 16, 2001-- MEDIUS FUND; NOVEMBER 1, 2000--MEKROS FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 159


--------------------------------------------------------------------------------

                                                                   H-CLASS
                                               ----------------------------------------------
                                                                 MEKROS FUND
                                               ----------------------------------------------
                                                    YEAR       YEAR         YEAR      PERIOD
                                                   ENDED      ENDED        ENDED       ENDED
                                               MARCH 31,  MARCH 31,    MARCH 31,   MARCH 31,
                                                    2004       2003         2002       2001*
                                               ---------  ---------    ---------  ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ........   $  12.94    $ 22.61     $  19.99     $ 25.00
                                                --------    -------     --------     -------
Net Investment Income (Loss) + ..............       (.14)      (.03)         .16         .42
Net Realized and Unrealized Gains
   (Losses) on Securities ...................      13.42      (9.60)        2.46       (5.43)
                                                --------    -------     --------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ................      13.28      (9.63)        2.62       (5.01)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ....................         --         --           --          --
   Net Realized Capital Gains ...............         --       (.04)          --          --
                                                --------    -------     --------     -------
Net Increase (Decrease) in Net Asset Value ..      13.28      (9.67)        2.62       (5.01)
                                                --------    -------     --------     -------
NET ASSET VALUE--END OF PERIOD ..............   $  26.22    $ 12.94     $  22.61     $ 19.99
                                                ========    =======     ========     =======
TOTAL INVESTMENT RETURN .....................     102.63%    (42.63)%      13.11%     (20.04)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..............................       1.66%      1.69%        1.61%       1.74%**
Net Expenses ................................       1.66%      1.69%        1.61%       1.73%**
Net Investment Income (Loss) ................      (0.62)%    (0.20)%       0.74%       4.24%**

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ..................        965%       746%         714%         --
Net Assets, End of Period (000's omitted) ...   $174,320    $32,101     $120,045     $36,704

160

--------------------------------------------------------------------------------

                                                             H-CLASS
                                                ---------------------------------
                                                            LARGE-CAP
                                                           EUROPE FUND
                                                ---------------------------------
                                                    YEAR        YEAR        YEAR
                                                   ENDED       ENDED       ENDED
                                               MARCH 31,   MARCH 31,   MARCH 31,
                                                    2004        2003        2002
                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ........    $  9.88     $ 15.30     $ 17.72
                                                 -------     -------     -------
Net Investment Income (Loss)+ ...............      (1.65)       (.02)        .19
Net Realized and Unrealized Gains
   (Losses) on Securities ...................       7.46       (5.40)      (2.61)
                                                 -------     -------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ................       5.81       (5.42)      (2.42)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains ...............       (.71)         --          --
                                                 -------     -------     -------
Net Increase (Decrease) in Net Asset Value ..       5.10       (5.42)      (2.42)
                                                 -------     -------     -------
NET ASSET VALUE--END OF PERIOD ..............    $ 14.98     $  9.88     $ 15.30
                                                 ========    =======     =======
TOTAL INVESTMENT RETURN .....................      58.72%     (35.42)%    (13.66)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..............................       1.73%       1.68%       1.76%
Net Expenses ................................       1.73%       1.68%       1.76%
Net Investment Income (Loss) ................     (11.25)%     (0.13)%      1.18%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..................         --          --          --
Net Assets, End of Period (000's omitted) ...    $35,914     $ 4,698     $ 9,697

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 161


--------------------------------------------------------------------------------

                                                                         H-CLASS
                                              ------------------------------------------------------------
                                               LARGE-CAP                         LARGE-CAP
                                               EUROPE FUND                      JAPAN FUND
                                              -----------   ----------------------------------------------
                                                   PERIOD         YEAR        YEAR        YEAR      PERIOD
                                                    ENDED        ENDED       ENDED       ENDED       ENDED
                                                MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                                    2001*         2004      2003++      2002++     2001*++
                                              -----------    ---------   ---------   ---------   ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ........     $ 25.00     $  19.05    $  27.27     $ 39.12     $ 75.00
                                                  -------     --------    --------     -------     -------
Net Investment Income (Loss)+ ...............         .83         (.40)       (.03)        .48        2.07
Net Realized and Unrealized Gains
   (Losses) on Securities ...................       (8.11)       16.19       (8.19)     (12.33)     (37.95)
                                                  -------     --------    --------     -------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ................       (7.28)       15.79       (8.22)     (11.85)     (35.88)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains ...............          --         (.24)         --          --          --
                                                  -------     --------    --------     -------     -------
Net Increase (Decrease) in Net Asset Value ..       (7.28)       15.55       (8.22)     (11.85)     (35.88)
                                                  -------     --------    --------     -------     -------
NET ASSET VALUE--END OF PERIOD ..............     $ 17.72     $  34.60    $  19.05     $ 27.27     $ 39.12
                                                  =======     ========    ========     =======     =======
TOTAL INVESTMENT RETURN .....................      (29.12)%      83.07%     (30.14)%    (30.29)%    (47.84)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..............................        2.06%**      1.66%       1.69%       1.84%       1.77%**
Net Expenses ................................        2.06%**      1.66%       1.69%       1.84%       1.77%**
Net Investment Income (Loss) ................        4.03%**     (1.46)%     (0.06)%      1.44%       4.17%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..................         350%          --          --           --         699%
Net Assets, End of Period (000's omitted) ...     $ 9,977     $177,760    $  2,683      $23,873     $14,606

162

--------------------------------------------------------------------------------

                                                            H-CLASS
                                               ---------------------------------
                                               SMALL-CAP     MID-CAP   LARGE-CAP
                                                   VALUE       VALUE       VALUE
                                                    FUND        FUND        FUND
                                               ---------   ---------   ---------
                                                  PERIOD      PERIOD      PERIOD
                                                   ENDED       ENDED       ENDED
                                               MARCH 31,   MARCH 31,   MARCH 31,
                                                   2004*       2004*       2004*
                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .........   $ 25.00     $ 25.00     $25.00
                                                 -------     -------     ------
Net Investment Income (Loss)+ ................      (.01)        .01        .01
Net Realized and Unrealized Gains
   (Losses) on Securities ....................       .63         .12       (.14)
                                                 -------     -------     ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................       .62         .13       (.13)
DISTRIBUTIONS TO SHAREHOLDERS ................        --          --         --
                                                 -------     -------     ------
Net Increase (Decrease) in Net Asset Value ...       .62         .13       (.13)
                                                 -------     -------     ------
NET ASSET VALUE--END OF PERIOD ...............   $ 25.62     $ 25.13     $24.87
                                                 =======     =======     ======
TOTAL INVESTMENT RETURN ......................      2.48%       0.52%     (0.52)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................      1.41%**     1.41%**    1.41%**
Net Expenses .................................      1.41%**     1.41%**    1.41%**
Net Investment Income (Loss) .................     (0.21)%**    0.19%**    0.34%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...................       177%        172%       202%
Net Assets, End of Period (000's omitted) ....   $19,900     $18,064     $8,094

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 163


--------------------------------------------------------------------------------

                                                                       H-CLASS
                                              ---------------------------------------------------------
                                              SMALL-CAP     MID-CAP   LARGE-CAP     INVERSE     INVERSE
                                                 GROWTH      GROWTH      GROWTH   SMALL-CAP     MID-CAP
                                                   FUND        FUND        FUND        FUND        FUND
                                              ---------   ---------   ---------   ---------   ---------
                                                 PERIOD      PERIOD      PERIOD      PERIOD      PERIOD
                                                  ENDED       ENDED       ENDED       ENDED       ENDED
                                              MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                                  2004*       2004*       2004*       2004*       2004*
                                              ---------   ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .........   $25.00      $25.00      $25.00      $50.00      $50.00
                                                 ------      ------      ------      ------      ------
Net Investment Income (Loss)+ ................     (.02)       (.02)         --        (.04)       (.05)
Net Realized and Unrealized Gains
   (Losses) on Securities ....................      .36         .19        (.82)      (1.16)       (.94)
                                                 ------      ------      ------      ------      ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................      .34         .17        (.82)      (1.20)       (.99)
DISTRIBUTIONS TO SHAREHOLDERS ................       --          --          --          --          --
                                                 ------      ------      ------      ------      ------
Net Increase (Decrease) in Net Asset Value ...      .34         .17        (.82)      (1.20)       (.99)
                                                 ------      ------      ------      ------      ------
NET ASSET VALUE--END OF PERIOD ...............   $25.34      $25.17      $24.18      $48.80      $49.01
                                                 ======      ======      ======      ======      ======
TOTAL INVESTMENT RETURN ......................     1.36%       0.68%      (3.28)%     (2.40)%     (1.98)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................     1.41%**     1.41%**     1.41%**     1.54%**     1.54%**
Net Expenses .................................     1.41%**     1.41%**     1.41%**     1.54%**     1.54%**
Net Investment Income (Loss) .................    (0.85)%**   (0.75)%**   (0.16)%**   (0.72)%**   (0.74)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...................      117%        356%        296%         --          --
Net Assets, End of Period (000's omitted) ....   $2,544      $  625      $  793      $5,054      $2,678

164


FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                               INSTITUTIONAL CLASS
                                                              ---------------------
                                                                 U.S. GOVERNMENT
                                                                MONEY MARKET FUND
                                                              ---------------------
                                                                   YEAR      PERIOD
                                                                  ENDED       ENDED
                                                              MARCH 31,   MARCH 31,
                                                                   2004       2003*
                                                              ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......................    $  1.00    $  1.00
                                                                -------    -------
Net Investment Income+ .....................................        .01        .01
                                                                -------    -------
Net Increase in Net Asset Value Resulting from Operations ..        .01        .01
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ...................................       (.01)      (.01)
                                                                -------    -------
Net Increase in Net Asset Value ............................         --         --
                                                                -------    -------
NET ASSET VALUE--END OF PERIOD .............................    $  1.00    $  1.00
                                                                =======    =======
TOTAL INVESTMENT RETURN ....................................       0.54%      0.63%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       0.90%      0.90%**
Net Expenses ...............................................       0.55%      0.55%**
Net Investment Income ......................................       0.54%      0.80%**

SUPPLEMENTAL DATA:
Net Assets, End of Period (000's omitted) ..................    $50,000    $60,008

*    SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2002.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 165


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 74.7%

FINANCIALS 15.9%
   DIVERSIFIED FINANCIALS 7.2%
   Citigroup, Inc. .....................................   103,400   $ 5,345,780
   J.P. Morgan Chase & Co.+ ............................    70,400     2,953,280
   Fannie Mae ..........................................    31,100     2,312,285
   Merrill Lynch & Co., Inc. ...........................    33,400     1,989,304
   Freddie Mac .........................................    33,200     1,960,792
   Washington Mutual, Inc.+ ............................    44,300     1,892,053
   American Express Co.+ ...............................    29,800     1,545,130
   Lehman Brothers Holdings, Inc.+ .....................    17,000     1,408,790
   Janus Capital Group, Inc.+ ..........................    65,000     1,064,700
   MBNA Corp. ..........................................    36,600     1,011,258
   MGIC Investment Corp.+ ..............................    12,300       790,029
   Morgan Stanley ......................................     9,000       515,700
   Capital One Financial Corp.+ ........................     5,900       445,037
   Franklin Resources, Inc.+  ..........................     5,200       289,536
   Providian Financial Corp.* ..........................    17,900       234,490
   Goldman Sachs Group, Inc. ...........................     1,800       187,830
   E*Trade Financial Corp.* ............................     8,900       118,815
   T. Rowe Price Group, Inc. ...........................     1,600        86,128
                                                                     -----------
TOTAL DIVERSIFIED FINANCIALS                                          24,150,937
                                                                     -----------
   INSURANCE 5.1%
   American International Group, Inc. ..................    75,099     5,358,314
   MetLife, Inc. .......................................    47,400     1,691,232
   Allstate Corp.+  ....................................    37,100     1,686,566
   Prudential Financial, Inc. ..........................    35,100     1,571,778
   ACE Ltd. ............................................    29,700     1,267,002
   Lincoln National Corp.+ .............................    26,000     1,230,320
   John Hancock Financial Services, Inc. ...............    27,200     1,188,368
   SAFECO Corp.+  ......................................    22,800       984,276
   Chubb Corp. .........................................    12,700       883,158
   Ambac Financial Group, Inc. .........................    11,700       863,226
   Progressive Corp. ...................................     3,900       341,640
   MBIA, Inc.+  ........................................     2,500       156,750
   Hartford Financial Services Group, Inc. .............     1,000        63,700
                                                                     -----------
TOTAL INSURANCE                                                       17,286,330
                                                                     -----------
   BANKS 3.6%
   Bank of America Corp.+ ..............................    42,100     3,409,258
   Wachovia Corp. ......................................    39,900     1,875,300
   National City Corp.+  ...............................    43,200     1,537,056
   Wells Fargo & Co. ...................................    22,800     1,292,076
   FleetBoston Financial Corp. .........................    26,700     1,198,830
   U.S.Bancorp .........................................    41,000     1,133,650
   Huntington Bancshares, Inc. .........................    49,700     1,102,843
   Bank One Corp. ......................................     8,000       436,160
                                                                     -----------
TOTAL BANKS                                                           11,985,173
                                                                     -----------
TOTAL FINANCIALS                                                      53,422,440
                                                                     -----------
INFORMATION TECHNOLOGY 12.7%
   SOFTWARE 3.2%
   Microsoft Corp.+ ....................................   233,700     5,835,489
   Autodesk, Inc. ......................................    30,200       954,924
   Computer Associates International, Inc.+ ............    30,400       816,544
   PeopleSoft, Inc.*+  .................................    39,200       724,808
   Oracle Corp.*+ ......................................    46,800       562,068
   Veritas Software Corp.*+ ............................    15,400       414,414
   Symantec Corp.*+ ....................................     8,100       375,030
   Compuware Corp.* ....................................    46,800       348,660

See Notes to Financial Statements.

166


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------
   Citrix Systems, Inc.*  ..............................    15,500   $   335,110
   Electronic Arts, Inc.*+ .............................     3,700       199,652
   Siebel Systems, Inc.*+ ..............................    10,800       124,308
   Novell, Inc.* .......................................     2,100        23,898
                                                                     -----------
TOTAL SOFTWARE                                                        10,714,905
                                                                     -----------
   COMPUTERS & PERIPHERALS 2.9%
   International Business Machines Corp. ...............    30,700     2,819,488
   Hewlett-Packard Co. .................................   115,100     2,628,884
   Apple Computer, Inc.*+ ..............................    51,500     1,393,075
   Dell, Inc.*+ ........................................    30,700     1,032,134
   EMC Corp./Massachusetts*+ ...........................    47,900       651,919
   Lexmark International, Inc.*+ .......................     6,500       598,000
   NCR Corp.*+ .........................................     8,300       365,698
   Network Appliance, Inc.*+ ...........................    13,300       285,285
                                                                     -----------
TOTAL COMPUTERS & PERIPHERALS                                          9,774,483
                                                                     -----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.6%
   Intel Corp.+ ........................................   163,000     4,433,600
   Texas Instruments, Inc.+ ............................    41,000     1,198,020
   Applied Materials, Inc.* ............................    40,300       861,614
   Xilinx, Inc.*+ ......................................    19,800       752,400
   Novellus Systems, Inc.*+ ............................    13,000       413,270
   National Semiconductor Corp.*+ ......................     8,500       377,655
   Broadcom Corp.--Class A*+ ...........................     6,500       254,605
   Altera Corp.*+ ......................................     8,300       169,735
   KLA-Tencor Corp.*+ ..................................     3,300       166,155
   LSI Logic Corp.*+ ...................................     8,200        76,588
   Micron Technology, Inc.*+ ...........................     3,300        55,143
   Nvidia Corp.*+ ......................................     1,500        39,735
                                                                     -----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                               8,798,520
                                                                     -----------
   COMMUNICATIONS EQUIPMENT 2.3%
   Cisco Systems, Inc.*+ ...............................   164,000     3,857,280
   Motorola, Inc.+ .....................................    90,700     1,596,320
   Qualcomm, Inc.+ .....................................    16,400     1,089,288
   Scientific-Atlanta, Inc.+ ...........................    17,000       549,780
   Corning, Inc.*+ .....................................    19,300       215,774
   Lucent Technologies, Inc.*+ .........................    50,400       207,144
   Tellabs, Inc.* ......................................    20,100       173,463
   QLogic Corp.*+ ......................................     3,800       125,438
                                                                     -----------
TOTAL COMMUNICATIONS EQUIPMENT                                         7,814,487
                                                                     -----------
   IT CONSULTING & SERVICES 0.7%
   Fiserv, Inc.*+ ......................................    27,400       980,098
   SunGard Data Systems, Inc.* .........................    17,700       484,980
   Convergys Corp.*  ...................................    18,600       282,720
   First Data Corp.+ ...................................     5,600       236,096
   Automatic Data Processing, Inc.+ ....................     4,200       176,400
   Computer Sciences Corp.*+ ...........................     1,900        76,627
                                                                     -----------
TOTAL IT CONSULTING & SERVICES                                         2,236,921
                                                                     -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
   PerkinElmer, Inc. ...................................    27,800       575,182
   Tektronix, Inc.+ ....................................    12,300       402,333
   Thermo Electron Corp.* ..............................     7,300       206,444
   Agilent Technologies, Inc.* .........................     6,400       202,432
   Jabil Circuit, Inc.*+ ...............................     6,200       182,466
   Analog Devices, Inc.+ ...............................     3,000       144,030
   Sanmina-SCI Corp.* ..................................    12,800       140,928
                                                                     -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               1,853,815
                                                                     -----------
   OFFICE ELECTRONICS 0.4%
   Xerox Corp.*+ .......................................    91,000     1,325,870
                                                                     -----------
TOTAL OFFICE ELECTRONICS                                               1,325,870
                                                                     -----------
See Notes to Financial Statements.

                                                               ANNUAL REPORT 167


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   INTERNET SOFTWARE & SERVICES 0.1%
   Yahoo!, Inc.*+ ......................................     7,100   $   344,989
                                                                     -----------
TOTAL INTERNET SOFTWARE & SERVICES                                       344,989
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY                                          42,863,990
                                                                     -----------
HEALTH CARE 9.8%
   PHARMACEUTICALS 5.1%
   Pfizer, Inc. ........................................   155,300     5,443,265
   Merck & Co., Inc. ...................................    68,200     3,013,758
   Johnson & Johnson, Inc.+ ............................    52,200     2,647,584
   Abbott Laboratories .................................    49,100     2,018,010
   Wyeth ...............................................    28,100     1,055,155
   Eli Lilly & Co. .....................................    12,900       863,010
   Watson Pharmaceuticals, Inc.*+ ......................    17,400       744,546
   Bristol-Myers Squibb Co.+ ...........................    27,000       654,210
   Forest Laboratories, Inc.*+ .........................     5,900       422,558
   King Pharmaceuticals, Inc.* .........................    17,200       289,648
                                                                     -----------
TOTAL PHARMACEUTICALS                                                 17,151,744
                                                                     -----------
   HEALTH CARE PROVIDERS & SERVICES 2.4%
   UnitedHealth Group, Inc.+ ...........................    27,100     1,746,324
   Anthem, Inc.*+ ......................................    15,200     1,377,728
   CIGNA Corp. .........................................    21,700     1,280,734
   WellPoint Health Networks, Inc.* ....................     8,800     1,000,736
   Cardinal Health, Inc.+ ..............................    12,700       875,030
   Aetna, Inc.+ ........................................     4,600       412,712
   Manor Care, Inc.+ ...................................    11,400       402,306
   Humana, Inc.* .......................................    20,700       393,714
   Medco Health Solutions, Inc.*+ ......................     9,600       326,400
   Quest Diagnostics, Inc. .............................     2,700       223,641
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 8,039,325
                                                                     -----------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
   Becton Dickinson & Co.+ .............................    26,800   $ 1,299,264
   Applera Corp.--Applied Biosystems Group .............    48,600       961,308
   Bausch & Lomb, Inc.+ ................................    15,600       935,532
   Stryker Corp.+ ......................................     7,200       637,416
   St.Jude Medical, Inc.* ..............................     5,700       410,970
   Boston Scientific Corp.* ............................     8,900       377,182
   Medtronic, Inc. .....................................     7,300       348,575
   Zimmer Holdings, Inc.* ..............................       800        59,024
                                                                     -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 5,029,271
                                                                     -----------
BIOTECHNOLOGY 0.8%
   Amgen, Inc.*+ .......................................    31,100     1,809,087
   Genzyme Corp.*+ .....................................     9,700       456,288
   Chiron Corp.*+ ......................................     8,200       360,882
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                    2,626,257
                                                                     -----------
TOTAL HEALTH CARE                                                     32,846,597
                                                                     -----------
CONSUMER STAPLES 8.5%
   BEVERAGES 2.6%
   PepsiCo, Inc.+ ......................................    60,900     3,279,465
   Coca-Cola Co. .......................................    47,900     2,409,370
   Coca-Cola Enterprises, Inc.+ ........................    53,700     1,297,929
   Adolph Coors Co.--Class B+ ..........................    15,900     1,104,255
   Pepsi Bottling Group, Inc. ..........................    18,700       556,325
   Anheuser-Busch Cos., Inc. ...........................       500        25,500
                                                                     -----------
TOTAL BEVERAGES                                                        8,672,844
                                                                     -----------
   FOOD & DRUG RETAILING 2.4%
   Wal-Mart Stores, Inc.+ ..............................    86,900     5,187,061
   Costco Wholesale Corp.*+ ............................    36,700     1,378,452
   CVS Corp.+ ..........................................    21,700       766,010

See Notes to Financial Statements.

168


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                               MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   Walgreen Co.+  ......................................    13,200   $   434,940
   SUPERVALU, Inc ......................................    14,100       430,614
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                            8,197,077
                                                                     -----------
   HOUSEHOLD PRODUCTS 1.8%
   Procter & Gamble Co.+  ..............................    41,000     4,300,080
   Kimberly-Clark Corp. ................................    27,900     1,760,490
                                                                     -----------
TOTAL HOUSEHOLD PRODUCTS                                               6,060,570
                                                                     -----------
   TOBACCO 0.9%
   Altria Group, Inc.+ .................................    56,900     3,098,205
                                                                     -----------
TOTAL TOBACCO                                                          3,098,205
                                                                     -----------
   FOOD PRODUCTS 0.8%
   H.J. Heinz Co. ......................................    35,000     1,305,150
   Archer-Daniels-Midland Co. ..........................    41,600       701,792
   ConAgra Foods, Inc ..................................    19,300       519,942
                                                                     -----------
TOTAL FOOD PRODUCTS                                                    2,526,884
                                                                     -----------
   PERSONAL PRODUCTS 0.0%
   Avon Products, Inc.+  ...............................     1,100        83,457
                                                                     -----------
TOTAL PERSONAL PRODUCTS                                                   83,457
                                                                     -----------
TOTAL CONSUMER STAPLES                                                28,639,037
                                                                     -----------
CONSUMER DISCRETIONARY 8.3%
   MEDIA 3.2%
   Viacom, Inc.--Class B+ ..............................    68,500     2,685,885
   Comcast Corp.--Class A* .............................    79,200     2,276,208
   Walt Disney Co.+ ....................................    87,400     2,184,126
   Time Warner, Inc.*+ .................................   119,500     2,014,770
   Omnicom Group+ ......................................    11,100       890,775
   McGraw-Hill Cos., Inc.+  ............................     8,700       662,418
   Univision Communications, Inc.--Class A*+ ...........     5,000       165,050
                                                                     -----------
TOTAL MEDIA                                                           10,879,232
                                                                     -----------
   SPECIALTY RETAIL 1.4%
   Home Depot, Inc .....................................    66,300     2,476,968
   RadioShack Corp. ....................................    21,000       696,360
   TJX Cos., Inc.+ .....................................    21,600       530,496
   Best Buy Co., Inc ...................................     8,900       460,308
   Lowe's Cos., Inc.+  .................................     6,500       364,845
   Staples, Inc.* ......................................     6,100       154,879
   The Gap, Inc.+  .....................................     3,600        78,912
   Circuit City Stores, Inc.+ ..........................     3,100        35,030
   Limited Brands, Inc .................................     1,500        30,000
   Office Depot, Inc.*+  ...............................       800        15,056
                                                                     -----------
TOTAL SPECIALTY RETAIL                                                 4,842,854
                                                                     -----------
   HOTELS RESTAURANTS & LEISURE 1.3%
   Marriott International, Inc.--Class A ...............    28,500     1,212,675
   McDonald's Corp.+  ..................................    39,900     1,139,943
   Starbucks Corp.*+ ...................................    13,300       502,075
   International Game Technology, Inc.+ ................    11,100       499,056
   Harrah's Entertainment, Inc. ........................     7,000       384,230
   Starwood Hotels & Resorts Worldwide, Inc ............     6,900       279,450
   Wendy's International, Inc. .........................     4,700       191,243
                                                                     -----------
TOTAL HOTELS RESTAURANTS & LEISURE                                     4,208,672
                                                                     -----------
   HOUSEHOLD DURABLES 0.9%
   Whirlpool Corp. .....................................    14,000       964,180
   American Greetings Corp.--Class A*+ .................    27,300       621,621
   Fortune Brands, Inc .................................     7,400       567,062
   Centex Corp.+  ......................................     8,000       432,480
   Leggett & Platt, Inc ................................    14,600       346,166
   Stanley Works .......................................       900        38,412
                                                                     -----------
TOTAL HOUSEHOLD DURABLES                                               2,969,921
                                                                     -----------
   MULTILINE RETAIL 0.8%
   Federated Department Stores, Inc.+ ..................    16,000       864,800
   May Department Stores Co. ...........................    24,000       829,920
   Sears Roebuck and Co.+  .............................    10,500       451,080

See Notes to Financial Statements.

                                                               ANNUAL REPORT 169


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   Dollar General Corp.+ ...............................    14,600   $   280,320
   Nordstrom, Inc.+ ....................................     3,200       127,680
                                                                     -----------
TOTAL MULTILINE RETAIL                                                 2,553,800
                                                                     -----------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Brunswick Corp. .....................................    13,800       563,454
   Hasbro, Inc.+ .......................................    13,400       291,450
                                                                     -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       854,904
                                                                     -----------
   INTERNET & CATALOG RETAIL 0.2%
   eBay, Inc.*+ ........................................    12,000       831,960
                                                                     -----------
TOTAL INTERNET & CATALOG RETAIL                                          831,960
                                                                     -----------
   AUTO COMPONENTS 0.1%
   Johnson Controls, Inc ...............................     4,700       278,005
   Cooper Tire & Rubber Co. ............................     3,900        78,585
   Dana Corp. ..........................................     3,300        65,538
                                                                     -----------
TOTAL AUTO COMPONENTS                                                    422,128
                                                                     -----------
   TEXTILES & APPAREL 0.1%
   Nike, Inc.--Class B+  ...............................     5,200       404,924
                                                                     -----------
TOTAL TEXTILES & APPAREL                                                 404,924
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY                                          27,968,395
                                                                     -----------
INDUSTRIALS 7.9%
   INDUSTRIAL CONGLOMERATES 3.5%
   General Electric Co.+ ...............................   233,200     7,117,264
   3M Co.+ .............................................    31,900     2,611,653
   Tyco International Ltd.+ ............................    49,500     1,418,175
   Textron, Inc.+ ......................................    10,800       574,020
                                                                     -----------
TOTAL INDUSTRIAL CONGLOMERATES                                        11,721,112
                                                                     -----------
   AEROSPACE & DEFENSE 1.1%
   Raytheon Co.+ .......................................    42,800     1,341,352
   United Technologies Corp.+ ..........................    12,700     1,096,010
   General Dynamics Corp.+ .............................     8,300       741,439
   Honeywell International, Inc. .......................    18,700       632,995
   Goodrich Corp. ......................................     1,200        33,684
                                                                     -----------
TOTAL AEROSPACE & DEFENSE                                              3,845,480
                                                                     -----------
   MACHINERY 1.1%
   Parker Hannifin Corp.+ ..............................    21,000     1,186,500
   Eaton Corp. .........................................    12,800       719,232
   PACCAR, Inc.+ .......................................     7,500       421,800
   Pall Corp.+ .........................................    17,000       385,730
   Dover Corp. .........................................     9,400       364,438
   Ingersoll-Rand Co.--Class A .........................     5,300       358,545
   Danaher Corp.+ ......................................     1,400       130,718
                                                                     -----------
TOTAL MACHINERY                                                        3,566,963
                                                                     -----------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Cendant Corp.+ ......................................    59,100     1,441,449
   Pitney Bowes, Inc.+  ................................     8,300       353,663
                                                                     -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   1,795,112
                                                                     -----------
   ROAD & RAIL 0.5%
   Union Pacific Corp. .................................    22,600     1,351,932
   Burlington Northern Santa Fe Corp. ..................    10,700       337,050
                                                                     -----------
TOTAL ROAD & RAIL                                                      1,688,982
                                                                     -----------
   BUILDING PRODUCTS 0.5%
   American Standard Cos., Inc.* .......................     9,500     1,080,625
   Masco Corp. .........................................    18,000       547,920
                                                                     -----------
TOTAL BUILDING PRODUCTS                                                1,628,545
                                                                     -----------
   ELECTRICAL EQUIPMENT 0.4%
   Cooper Industries Ltd.--Class A .....................    21,300     1,217,934
   Thomas & Betts Corp. ................................     8,100       176,742
   Emerson Electric Co. ................................     1,300        77,896
                                                                     -----------
TOTAL ELECTRICAL EQUIPMENT                                             1,472,572
                                                                     -----------
   AIR FREIGHT & COURIERS 0.3%
   United Parcel Service, Inc.--Class B+...............     12,300       859,032
                                                                     -----------
TOTAL AIR FREIGHT & COURIERS                                             859,032
                                                                     -----------
TOTAL INDUSTRIALS                                                     26,577,798
                                                                     -----------

See Notes to Financial Statements.

170


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

ENERGY 4.5%
   OIL & GAS 4.4%
   Exxon Mobil Corp.+ ..................................   134,500   $ 5,593,855
   ChevronTexaco Corp. .................................    25,700     2,255,946
   Occidental Petroleum Corp.+ .........................    31,400     1,445,970
   EOG Resources, Inc ..................................    25,500     1,170,195
   Kerr-McGee Corp.+ ...................................    21,900     1,127,850
   Devon Energy Corp.+ .................................    18,600     1,081,590
   ConocoPhillips ......................................    14,600     1,019,226
   Sunoco, Inc.+  ......................................    10,800       673,704
   Burlington Resources, Inc. ..........................     8,600       547,218
                                                                     -----------
TOTAL OIL & GAS                                                       14,915,554
                                                                     -----------
   ENERGY EQUIPMENT & SERVICES 0.1%
   Schlumberger Ltd. ...................................     3,800       242,630
                                                                     -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                        242,630
                                                                     -----------
   TOTAL ENERGY                                                       15,158,184
                                                                     -----------
TELECOMMUNICATION SERVICES 2.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
   BellSouth Corp.+ ....................................    71,600     1,982,604
   Verizon Communications, Inc. ........................    39,700     1,450,638
   AT&T Corp.+  ........................................    69,400     1,358,158
   Sprint Corp.-FON Group+  ............................    53,600       987,848
   SBC Communications, Inc.+  ..........................    37,100       910,434
                                                                     -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           6,689,682
                                                                     -----------
   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   AT&T Wireless Services, Inc.* .......................   119,300     1,623,673
   Nextel Communications, Inc--Class A*+ ...............    15,200       375,896
   Sprint Corp.--
   PCS Group*+ .........................................    25,400       233,680
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              2,233,249
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                       8,922,931
                                                                     -----------
MATERIALS 2.2%
   CHEMICALS 1.1%
   Engelhard Corp. .....................................    37,500     1,120,875
   Dow Chemical Co.+ ...................................    25,700     1,035,196
   Rohm & Haas Co. .....................................    25,400     1,011,936
   Monsanto Co.+  ......................................    15,800       579,386
   EI Du Pont de Nemours & Co. .........................     1,400        59,108
                                                                     -----------
TOTAL CHEMICALS                                                        3,806,501
                                                                     -----------
   METALS & MINING 0.7%
   Alcoa, Inc.+ ........................................    38,000     1,318,220
   Newmont Mining Corp.+ ...............................    14,200       662,146
   Phelps Dodge Corp.*+ ................................     3,600       293,976
   Freeport-McMoRan Copper & Gold, Inc.--Class B+ ......       600        23,454
                                                                     -----------
TOTAL METALS & MINING                                                  2,297,796
                                                                     -----------
   PAPER & FOREST PRODUCTS 0.3%
   Louisiana-Pacific Corp.+ ............................    24,000       619,200
   Georgia-Pacific Corp.+ ..............................     7,000       235,830
                                                                     -----------
TOTAL PAPER & FOREST PRODUCTS                                            855,030
                                                                     -----------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.+ ...............................    10,000       474,400
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS                                             474,400
                                                                     -----------
TOTAL MATERIALS                                                        7,433,727
                                                                     -----------

See Notes to Financial Statements.

                                                               ANNUAL REPORT 171


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

UTILITIES 2.2%
   ELECTRIC UTILITIES 1.4%
   Pinnacle West Capital Corp .......................      28,400   $  1,117,540
   Ameren Corp.+ ....................................      16,900        778,921
   Edison International+ ............................      28,500        692,265
   Xcel Energy, Inc.+ ...............................      38,100        678,561
   PG&E Corp.*+ .....................................      23,000        666,310
   CenterPoint Energy, Inc.+ ........................      38,900        444,627
   American Electric Power Co., Inc.+ ...............       4,200        138,264
   Entergy Corp .....................................       1,800        107,100
                                                                    ------------
TOTAL ELECTRIC UTILITIES ............................                  4,623,588
                                                                    ------------
   GAS UTILITIES 0.4%
   Sempra Energy+ ...................................      37,100      1,179,780
   KeySpan Corp. ....................................       7,900        301,938
                                                                    ------------
TOTAL GAS UTILITIES .................................                  1,481,718
                                                                    ------------
   MULTI-UTILITIES 0.4%
   Constellation Energy Group, Inc. .................      25,300      1,010,735
   Dynegy, Inc.--Class A*+ ..........................      27,700        109,692
   Williams Cos., Inc.+ .............................       6,300         60,291
   AES Corp.* .......................................       2,000         17,060
                                                                    ------------
TOTAL MULTI-UTILITIES                                                  1,197,778
                                                                    ------------
TOTAL UTILITIES                                                        7,303,084
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $216,225,399) ..............................                251,136,183
                                                                    ------------

                                                        CONTRACTS
                                                        ---------
OPTIONS PURCHASED 0.2%
Call Options on:
   June 2004 S&P 500 Index Futures Contracts,
      Expiring June 2004 with strike price of 700 ...           5        529,625
Put Options on:
   June 2004 S&P 500 Index Futures Contracts,
      Expiring June 2004 with strike price of 600 ...         800         10,000
                                                                    ------------
TOTAL OPTIONS PURCHASED
   (Cost $546,970) ..................................                    539,625
                                                                    ------------

See Notes to Financial Statements.

172


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                             MARKET
                                                                FACE          VALUE
                                                              AMOUNT       (NOTE 1)
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.4%
Repurchase Agreement (Note 6)
   0.98% due 04/01/04 ................................   $   733,088   $    733,088
   0.96% due 04/01/04 ................................     2,553,986      2,553,986
   0.95% due 04/01/04 ................................     2,318,189      2,318,189
   0.93% due 04/01/04 ................................     2,553,985      2,553,985
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,159,248) .................................                    8,159,248
                                                                       ------------
SECURITIES LENDING COLLATERAL 22.7%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.Bank (Note 10) ...    76,251,882     76,251,882
                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $76,251,882) ................................                   76,251,882
                                                                       ------------
TOTAL INVESTMENTS 100%
   (Cost $301,183,499) ...............................                 $336,086,938
                                                                       ============

================================================================================

                                                                         UNREALIZED
                                                                               GAIN
                                                           CONTRACTS       (NOTE 1)
-----------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2004 S&P 500 Index Mini Futures Contracts
   (Aggregate Market Value of Contracts
   $146,602,200) .....................................         2,608   $  1,434,025
                                                                       ============

*    NON-INCOME PRODUCING SECURITIES

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2004 -- SEE NOTE
     10.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 173


URSA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                             FACE          VALUE
                                                           AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 87.4%
Fannie Mae*
   1.00% due 07/14/04 ............................   $ 50,000,000   $ 49,855,555
   1.01% due 04/21/04 ............................     25,000,000     24,985,972
   1.05% due 07/21/04 ............................     25,000,000     24,919,063
   0.98% due 05/03/04 ............................     15,000,000     14,986,933
Farmer Mac*
   0.98% due 04/26/04 ............................     50,000,000     49,965,972
   1.00% due 04/27/04 ............................     50,000,000     49,963,889
Federal Home Loan Bank*
   0.98% due 04/21/04 ............................     50,000,000     49,972,917
   0.97% due 04/02/04 ............................     25,000,000     24,999,326
   0.98% due 04/21/04 ............................     25,000,000     24,986,389
Freddie Mac*
   0.97% due 04/20/04 ............................     35,000,000     34,982,082
   1.01% due 04/27/04 ............................     25,000,000     24,981,764
                                                                    ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $374,599,862) ...........................                   374,599,862
                                                                    ------------

                                                       CONTRACTS
                                                     ------------
OPTIONS PURCHASED 2.7%
Call Options on:
   June 2004 S&P 500 Index Futures Contracts
      Expiring June 2004 with strike price of
        1500 .....................................          1,435             --
Put Options on:
   June 2004 S&P 500 Index Futures Contracts
      Expiring June 2004 with strike price of
      1400 .......................................            165     11,356,125
                                                                    ------------
TOTAL OPTIONS PURCHASED
   (Cost $11,629,013) ............................                    11,356,125
                                                                    ------------

                                                            FACE
                                                           AMOUNT
                                                     ------------
REPURCHASE AGREEMENTS 9.9%
Repurchase Agreement (Note 6)
   0.98% due 04/01/04 ............................   $  3,819,730      3,819,730
   0.96% due 04/01/04 ............................     13,307,460     13,307,460
   0.95% due 04/01/04 ............................     12,078,852     12,078,852
   0.93% due 04/01/04 ............................     13,307,460     13,307,460
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $42,513,502) ............................                    42,513,502
                                                                    ------------
TOTAL INVESTMENTS 100%
   (Cost $428,742,377) ...........................                  $428,469,489
                                                                    ============

See Notes to Financial Statements.

174


URSA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

================================================================================

                                                                      UNREALZED
                                                                           LOSS
                                                        CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2004 S&P 500 Index Mini Futures Contracts
   (Aggregate Market Value of Contracts
      $381,120,750) ..............................        6,780     $(4,965,255)
                                                                    ===========

                                                          UNITS
                                                          -----
EQUITY INDEX SWAP AGREEMENT
April 2004 S&P 500 Index Swap, Maturing 04/26/04**
   (Notional Value $16,993,531) ..................       15,336     $  (281,773)
                                                                    ===========

* THE ISSUER IS A PUBLICALLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S.GOVERNMENT.

**   PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 175


ARKTOS MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                             MARKET
                                                                FACE          VALUE
                                                              AMOUNT       (NOTE 1)
-----------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 78.2%
Fannie Mae*
   0.98% due 05/03/04 ................................   $50,000,000   $ 49,956,444
Federal Farm Credit Bank*
   0.96% due 04/02/04 ................................    15,000,000     14,999,600
   0.94% due 04/06/04 ................................     5,000,000      4,999,347
Federal Home Loan Bank*
   0.98% due 04/16/04 ................................    20,000,000     19,991,875
   0.97% due 04/21/04 ................................    15,000,000     14,991,917
Freddie Mac*
   0.98% due 05/25/04 ................................    50,000,000     49,926,500
   1.01% due 06/22/04 ................................    50,000,000     49,885,542
                                                                       ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $204,751,225) ...............................                  204,751,225
                                                                       ------------
                                                           CONTRACTS
                                                         -----------
OPTIONS PURCHASED 0.0%
Call Options on:
   June 2004 Nasdaq 100 Index Futures Contracts
      Expiring June 2004 with strike price of 2100 ...           250             --
                                                                       ------------
TOTAL OPTIONS PURCHASED
   (Cost $5,750) .....................................                           --
                                                                       ------------
                                                                FACE
                                                              AMOUNT
                                                         -----------
REPURCHASE AGREEMENTS 21.8%
Repurchase Agreement (Note 6)
   0.98% due 04/01/04 ................................   $ 5,133,620      5,133,620
   0.96% due 04/01/04 ................................    17,884,888     17,884,888
   0.95% due 04/01/04 ................................    16,233,668     16,233,668
   0.93% due 04/01/04 ................................    17,884,888     17,884,888
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $57,137,064) ................................                   57,137,064
                                                                       ------------
TOTAL INVESTMENTS 100%
   (Cost $261,894,039)  ..............................                 $261,888,289
                                                                       ============

See Notes to Financial Statements.

176


ARKTOS MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

================================================================================

                                                                         UNREALZED
                                                                              LOSS
                                                           CONTRACTS      (NOTE 1)
----------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2004 Nasdaq 100 Index Mini Futures Contracts
   (Aggregate Market Value of Contracts $30,187,500) ...      1,050    $  (435,731)
                                                                       ===========

                                                              UNITS
                                                              -----
EQUITY INDEX SWAP AGREEMENT
April 2004 Nasdaq 100 Index Swap,Maturing 04/10/04**
   (Notional Value $227,937,521) .......................    162,242    $(4,673,861)
                                                                       ===========

* THE ISSUER IS A PUBLICALLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**   PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 177


JUNO MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                           FACE            VALUE
                                                         AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 49.2%

Fannie Mae*
   0.94% due 04/01/04 ..........................   $100,000,000   $  100,000,000
   0.99% due 05/06/04 ..........................    100,000,000       99,903,750
   1.04% due 07/21/04 ..........................     75,000,000       74,759,500
   0.99% due 05/26/04 ..........................     50,000,000       49,924,757
   0.99% due 06/23/04 ..........................     50,000,000       49,885,875
   1.03% due 04/01/04 ..........................     40,000,000       40,000,000
   1.01% due 05/05/04 ..........................     25,000,000       24,976,153
   1.00% due 06/01/04 ..........................     25,000,000       24,957,639
   1.06% due 07/28/04 ..........................     15,000,000       14,947,883
Farmer Mac*
   1.00% due 04/20/04 ..........................     30,000,000       29,984,167
   1.01% due 04/09/04 ..........................     25,000,000       24,994,389
Federal Farm Credit Bank*
   1.00% due 08/24/04 ..........................     40,000,000       39,838,889
   1.07% due 04/01/04 ..........................     25,000,000       25,000,000
   0.96% due 04/02/04 ..........................     15,000,000       14,999,600
   0.98% due 06/23/04 ..........................     15,000,000       14,966,108
   1.05% due 04/15/04 ..........................      7,000,000        6,997,142
Federal Home Loan Bank*
   1.00% due 04/07/04 ..........................     50,000,000       49,991,667
   1.00% due 04/16/04 ..........................     50,000,000       49,979,167
   0.98% due 04/21/04 ..........................     50,000,000       49,972,917
   0.98% due 04/23/04 ..........................     50,000,000       49,970,055
   0.98% due 05/05/04 ..........................     50,000,000       49,953,722
   0.99% due 06/18/04 ..........................     35,000,000       34,924,925
   1.00% due 04/28/04 ..........................     25,000,000       24,981,250
   1.03% due 07/09/04 ..........................     25,000,000       24,929,187
Freddie Mac*
   1.00% due 04/27/04 ..........................     50,000,000       49,963,889
   1.02% due 05/20/04 ..........................     50,000,000       49,930,583
   1.01% due 04/27/04 ..........................     25,000,000       24,981,764
   1.00% due 05/20/04 ..........................     25,000,000       24,965,972
   1.00% due 05/25/04 ..........................     25,000,000       24,962,500
   1.00% due 06/10/04 ..........................     25,000,000       24,951,389
   1.04% due 07/27/04 ..........................     25,000,000       24,915,500
   1.01% due 08/24/04 ..........................     25,000,000       24,898,298
                                                                  --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,220,408,637) .......................                   1,220,408,637
                                                                  --------------

See Notes to Financial Statements.

178


JUNO MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                                      MARKET
                                                                                       VALUE
                                                                  CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
   June 2004 U.S. Treasury Bond Futures Contracts
      Expiring June 2004 with strike price 1300 ..........            4,864   $       76,000
   June 2004 U.S. Treasury Bond Futures Contracts
      Expiring June 2004 with strike price of 1270 .......              427            6,672
   June 2004 U.S. Treasury Bond Futures Contracts
      Expiring June 2004 with strike price 1280 ..........              280            4,375
                                                                              --------------
TOTAL OPTIONS PURCHASED
   (Cost $113,536) .......................................                            87,047
                                                                              --------------

                                                                       FACE
                                                                     AMOUNT
                                                             --------------
REPURCHASE AGREEMENTS 50.8%
Joint Repurchase Agreement (Note 6)
   0.98% due 04/01/04 ....................................   $   19,679,104       19,679,104
   0.96% due 04/01/04 ....................................       68,559,531       68,559,531
   0.95% due 04/01/04 ....................................       62,229,785       62,229,785
   0.93% due 04/01/04 ....................................       68,559,531       68,559,531
Individual Repurchase Agreement
   Lehman Brothers, Inc. at 0.85% due 04/01/04
   (Secured by U.S. Treasury Bonds, at a rate of 5.375%
   and maturing 02/15/31, as collateral, with a
   market value of $1,059,921,648) .......................    1,039,060,000    1,039,060,000
                                                                              --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,258,087,951) .................................                     1,258,087,951
                                                                              --------------
TOTAL INVESTMENTS 100%
   (Cost $2,478,610,124) .................................                    $2,478,583,635
                                                                              ==============

================================================================================

                                                                             UNREALIZED
                                                                            GAIN (LOSS)
                                                                CONTRACTS      (NOTE 1)
---------------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2004 U.S. Treasury Bond Futures Contracts
   (Aggregate Market Value of Contracts $477,204,000) ....          4,186   $(7,755,973)
                                                                            ===========

                                                                     FACE
                                                                   AMOUNT
                                                             ------------
U.S. TREASURY OBLIGATIONS SOLD SHORT
U.S. Treasury Bond
   (Market Value $1,062,674,419) .........................   $975,490,000   $10,656,215
                                                                            ===========

* THE ISSUER IS A PUBLICALLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 179


--------------------------------------------------------------------------------

This page intentionally left blank.

180


STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                     NOVA MASTER
                                                                       PORTFOLIO
                                                                    ------------
ASSETS
Securities at Value (Notes 1,2,6 and 10) ........................   $336,086,938
Segregated Cash with Broker .....................................      7,887,040
Cash in Custodian Bank ..........................................             --
Receivable for Short Sale .......................................             --
Receivable for Futures Contracts Settlement (Note 1) ............             --
Receivable for Securities Sold (Note 1) .........................          3,907
Receivable for Shares Purchased .................................      1,681,335
Investment Income Receivable (Note 1) ...........................        371,723
Receivable from "Feeder" Fund ...................................             --
                                                                    ------------
   TOTAL ASSETS .................................................    346,030,943
                                                                    ------------

LIABILITIES
Short Sale at Market Value ......................................             --
Payable for Equity Index Swap Settlement (Note 1) ...............             --
Payable for Futures Contracts Settlement (Note 1) ...............        241,240
Payable upon Return of Securities Loaned (Note 10) ..............     76,251,882
Payable for Securities Purchased (Note 1) .......................      3,099,443
Liability for Shares Redeemed ...................................             --
Investment Advisory Fee Payable (Note 4) ........................        183,169
Custody Fees Payable ............................................          7,400
Interest Payable ................................................             --
                                                                    ------------
   TOTAL LIABILITIES ............................................     79,783,134
                                                                    ------------
NET ASSETS (NOTE 9) .............................................   $266,247,809
                                                                    ============
Shares Outstanding ..............................................      6,277,825
Net Asset Value Per Share .......................................   $      42.41

*    THE COST OF SECURITIES AT VALUE IS $301,183,499, $428,742,377, $261,894,039
     AND $2,478,610,124, RESPECTIVELY.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 181


                                                                  March 31, 2004
--------------------------------------------------------------------------------

                                                            URSA MASTER   ARKTOS MASTER      JUNO MASTER
                                                              PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                           ------------   -------------   --------------
ASSETS
Securities at Value (Notes 1,2,6 and 10) ...............   $428,469,489   $261,888,289    $2,478,583,635
Segregated Cash with Broker ............................     15,876,113      8,046,715         7,476,343
Cash in Custodian Bank .................................             --         19,575               500
Receivable for Short Sale ..............................             --             --         5,820,650
Receivable for Futures Contracts Settlement (Note 1) ...        627,150        196,626                --
Receivable for Securities Sold (Note 1) ................             --             --                --
Receivable for Shares Purchased ........................             --             --        26,853,776
Investment Income Receivable (Note 1) ..................          1,122          1,507            30,599
Receivable from "Feeder" Fund ..........................             --             --                38
                                                           ------------   ------------    --------------
   TOTAL ASSETS ........................................    444,973,874    270,152,712     2,518,765,541
                                                           ------------   ------------    --------------
LIABILITIES
Short Sale at Market Value .............................             --             --     1,062,674,419
Payable for Equity Index Swap Settlement (Note 1) ......        281,773      5,319,578                --
Payable for Futures Contracts Settlement (Note 1) ......             --             --         2,616,250
Payable upon Return of Securities Loaned (Note 10) .....             --             --                --
Payable for Securities Purchased (Note 1) ..............             --             --                --
Liability for Shares Redeemed ..........................         86,601      2,291,780                --
Investment Advisory Fee Payable (Note 4) ...............        314,213        179,420           975,179
Custody Fees Payable ...................................         10,150          5,775            31,651
Interest Payable .......................................             --             --         6,626,096
                                                           ------------   ------------    --------------
   TOTAL LIABILITIES ...................................        692,737      7,796,553     1,072,923,595
                                                           ------------   ------------    --------------
NET ASSETS (NOTE 9) ....................................   $444,281,137   $262,356,159    $1,445,841,946
                                                           ============   ============    ==============
Shares Outstanding .....................................      7,473,866      4,333,206        41,422,745
Net Asset Value Per Share ..............................   $      59.44   $      60.55    $        34.90

182


STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                               NOVA MASTER
                                                                 PORTFOLIO
                                                              ------------
INVESTMENT INCOME
   Interest (Note 1) ......................................   $   346,829
   Interest from Securities Lending (Note 10) .............        13,731
   Interest Related to Securities Sold Short ..............            --
   Dividends, Net of Foreign Tax Withheld* (Note 1) .......     3,566,701
                                                              -----------
      Total Income ........................................     3,927,261
                                                              -----------
EXPENSES
   Advisory Fees (Note 4) .................................     1,849,182
   Custodian Fees .........................................        76,816
                                                              -----------
      Total Expenses ......................................     1,925,998
                                                              -----------
Net Investment Income (Loss) ..............................     2,001,263
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities ..................................    27,353,111
   Equity Index Swaps .....................................            --
   Futures Contracts ......................................    41,415,395
   Securities Sold Short ..................................            --
                                                              -----------
      Total Net Realized Gain (Loss) ......................    68,768,506
                                                              -----------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities ..................................    28,015,665
   Equity Index Swaps .....................................            --
   Futures Contracts ......................................    (1,642,854)
   Securities Sold Short ..................................            --
                                                              -----------
   Net Change in Unrealized Appreciation (Depreciation) ...    26,372,811
                                                              -----------
      Net Gain (Loss) on Investments ......................    95,141,317
                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....   $97,142,580
                                                               ===========

*    NET OF FOREIGN TAX WITHHELD OF $0, $0, $0 AND $0, RESPECTIVELY.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 183


                                                       Year Ended March 31, 2004
--------------------------------------------------------------------------------

                                                                URSA MASTER   ARKTOS MASTER    JUNO MASTER
                                                                  PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                              -------------   -------------   ------------
INVESTMENT INCOME
   Interest (Note 1) ......................................   $   5,040,115   $  1,678,693    $ 12,826,101
   Interest from Securities Lending (Note 10) .............              --             --              --
   Interest Related to Securities Sold Short ..............              --             --     (31,072,161)
   Dividends, Net of Foreign Tax Withheld* (Note 1) .......              --             --              --
                                                              -------------   ------------    ------------
      Total Income ........................................       5,040,115      1,678,693     (18,246,060)
                                                              -------------   ------------    ------------
EXPENSES
   Advisory Fees (Note 4) .................................       4,424,893      1,469,947       6,682,440
   Custodian Fees .........................................         157,863         51,220         223,319
                                                              -------------   ------------    ------------
      Total Expenses ......................................       4,582,756      1,521,167       6,905,759
                                                              -------------   ------------    ------------
Net Investment Income (Loss) ..............................         457,359        157,526     (25,151,819)
                                                              -------------   ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities ..................................     (12,313,490)       (23,825)       (347,787)
   Equity Index Swaps .....................................      (1,519,233)   (68,040,437)             --
   Futures Contracts ......................................    (165,618,690)    (5,386,640)    (17,758,623)
   Securities Sold Short ..................................              --             --     (28,983,419)
                                                              -------------   ------------    ------------
      Total Net Realized Gain (Loss) ......................    (179,451,413)   (73,450,902)    (47,089,829)
                                                              -------------   ------------    ------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities ..................................         701,305          4,575         (11,350)
   Equity Index Swaps .....................................        (281,773)       725,024              --
   Futures Contracts ......................................      (1,964,219)      (572,204)     (7,755,974)
   Securities Sold Short ..................................              --             --       9,201,076
                                                              -------------   ------------    ------------
   Net Change in Unrealized Appreciation (Depreciation) ...      (1,544,687)       157,395       1,433,752
                                                              -------------   ------------    ------------
      Net Gain (Loss) on Investments ......................    (180,996,100)   (73,293,507)    (45,656,077)
                                                              -------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....   $(180,538,741)  $(73,135,981)   $(70,807,896)
                                                              =============   ============    ============

184


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    NOVA MASTER PORTFOLIO
                                               -------------------------------
                                                        YEAR              YEAR
                                                       ENDED             ENDED
                                                   MARCH 31,         MARCH 31,
                                                        2004              2003
                                               -------------   ---------------
FROM OPERATIONS
   Net Investment Income (Loss) ............   $   2,001,263   $     1,742,165
   Net Realized Gain (Loss) on Investments,
      Equity Index Swaps and Futures
      Contracts ............................      68,768,506       (88,638,582)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Equity
      Index Swaps and Futures Contracts ....      26,372,811       (26,259,052)
                                               -------------   ---------------
   Net Increase (Decrease) in Net Assets
      from Operations ......................      97,142,580      (113,155,469)
                                               -------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income ...................      (2,001,263)       (1,743,024)
                                               -------------   ---------------
SHARE TRANSACTIONS
   Net Proceeds from Shares Purchased ......     843,312,217     1,149,165,455
   Net Value of Shares Purchased through
      Dividend Reinvestment ................       2,000,411         1,048,100
   Net Cost of Shares Redeemed .............    (844,999,096)   (1,156,513,695)
                                               -------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS .................         313,532        (6,300,140)
                                               -------------   ---------------
   Net Increase (Decrease) in Net Assets ...      95,454,849      (121,198,633)
NET ASSETS--BEGINNING OF YEAR ..............     170,792,960       291,991,593
                                               -------------   ---------------
NET ASSETS--END OF YEAR ....................   $ 266,247,809   $   170,792,960
                                               =============   ===============

TRANSACTIONS IN SHARES
   Shares Purchased ........................      22,882,252        34,699,740
   Shares Purchased through Reinvestment ...          46,745            30,491
                                               -------------   ---------------
   Total Purchased .........................      22,928,997        34,730,231
   Shares Redeemed .........................     (22,879,528)      (34,939,290)
                                               -------------   ---------------
   Net Shares Purchased (Redeemed) .........          49,469          (209,059)
                                               =============   ===============

See Notes to Financial Statements.

                                                               ANNUAL REPORT 185


--------------------------------------------------------------------------------

                                                     URSA MASTER PORTFOLIO            ARKTOS MASTER PORTFOLIO
                                               ---------------------------------   -----------------------------
                                                          YEAR              YEAR            YEAR            YEAR
                                                         ENDED             ENDED           ENDED           ENDED
                                                     MARCH 31,         MARCH 31,       MARCH 31,       MARCH 31,
                                                          2004              2003            2004            2003
                                               ---------------   ---------------   -------------   -------------
FROM OPERATIONS
   Net Investment Income (Loss) ............   $       457,359   $     2,318,053   $     157,526   $     770,871
   Net Realized Gain (Loss) on Investments,
      Equity Index Swaps and Futures
      Contracts ............................      (179,451,413)       70,464,591     (73,450,902)     19,846,429
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Equity
      Index Swaps and Futures Contracts ....        (1,544,687)       (4,992,677)        157,395     (10,466,706)
                                               ---------------   ---------------   -------------   -------------
   Net Increase (Decrease) in Net Assets
      from Operations ......................      (180,538,741)       67,789,967     (73,135,981)     10,150,594
                                               ---------------   ---------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income ...................          (358,769)       (2,319,041)             --     (28,000,000)
                                               ---------------   ---------------   -------------   -------------
SHARE TRANSACTIONS
   Net Proceeds from Shares Purchased ......     1,810,929,200     1,741,880,149     673,721,154     527,229,704
   Net Value of Shares Purchased through
      Dividend Reinvestment ................           358,768         2,454,899              --              --
   Net Cost of Shares Redeemed .............    (1,715,171,812)   (1,509,228,411)   (487,375,862)   (476,161,977)
                                               ---------------   ---------------   -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS .................        96,116,156       235,106,637     186,345,292      51,067,727
                                               ---------------   ---------------   -------------   -------------
   Net Increase (Decrease) in Net Assets ...       (84,781,354)      300,577,563     113,209,311      33,218,321
NET ASSETS--BEGINNING OF YEAR ..............       529,062,491       228,484,928     149,146,848     115,928,527
                                               ---------------   ---------------   -------------   -------------
NET ASSETS--END OF YEAR ....................   $   444,281,137   $   529,062,491   $ 262,356,159   $ 149,146,848
                                               ===============   ===============   =============   =============

TRANSACTIONS IN SHARES
   Shares Purchased ........................        26,591,281        22,308,516      10,063,195       5,251,475
   Shares Purchased through Reinvestment ...             5,066            31,665              --              --
                                               ---------------   ---------------   -------------   -------------
   Total Purchased .........................        26,596,347        22,340,181      10,063,195       5,251,475
   Shares Redeemed .........................       (25,653,073)      (19,348,123)     (7,410,835)     (4,931,561)
                                               ---------------   ---------------   -------------   -------------
   Net Shares Purchased (Redeemed) .........           943,274         2,992,058       2,652,360         319,914
                                               ===============   ===============   =============   =============

                                                    JUNO MASTER PORTFOLIO
                                               ------------------------------
                                                         YEAR            YEAR
                                                        ENDED           ENDED
                                                    MARCH 31,       MARCH 31,
                                                         2004            2003
                                               --------------   -------------
FROM OPERATIONS
   Net Investment Income (Loss) ............   $  (25,151,819)  $  (2,076,712)
   Net Realized Gain (Loss) on Investments,
      Equity Index Swaps and Futures
      Contracts ............................      (47,089,829)     (9,237,761)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Equity
      Index Swaps and Futures Contracts ....        1,433,752         615,465
                                               --------------   -------------
   Net Increase (Decrease) in Net Assets
      from Operations ......................      (70,807,896)    (10,699,008)
                                               --------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income ...................               --              --
                                               --------------   -------------
SHARE TRANSACTIONS
   Net Proceeds from Shares Purchased ......    2,015,262,602     853,252,982
   Net Value of Shares Purchased through
      Dividend Reinvestment ................               --              --
   Net Cost of Shares Redeemed .............     (688,581,094)   (685,690,416)
                                               --------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS .................    1,326,681,508     167,562,566
                                               --------------   -------------
   Net Increase (Decrease) in Net Assets ...    1,255,873,612     156,863,558
NET ASSETS--BEGINNING OF YEAR ..............      189,968,334      33,104,776
                                               --------------   -------------
NET ASSETS--END OF YEAR ....................   $1,445,841,946   $ 189,968,334
                                               ==============   =============

TRANSACTIONS IN SHARES
   Shares Purchased ........................       54,919,947      22,026,488
   Shares Purchased through Reinvestment ...               --              --
                                               --------------   -------------
   Total Purchased .........................       54,919,947      22,026,488
   Shares Redeemed .........................      (18,583,233)    (17,656,209)
                                               --------------   -------------
   Net Shares Purchased (Redeemed) .........       36,336,714       4,370,279
                                               ==============   =============

186


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       NOVA MASTER PORTFOLIO
                                                 ---------------------------------
                                                      YEAR        YEAR      PERIOD
                                                     ENDED       ENDED       ENDED
                                                 MARCH 31,   MARCH 31,   MARCH 31,
                                                     2004         2003       2002*
                                                 ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .........    $  27.42    $  45.36    $  50.00
                                                  --------    --------    --------
Net Investment Income ........................         .32         .31         .34
Net Realized and Unrealized Gains
   (Losses) on Securities ....................       14.99      (17.94)      (4.62)
                                                  --------    --------    --------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................       15.31      (17.63)      (4.28)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................        (.32)       (.31)       (.36)
                                                  --------    --------    --------
Net Increase (Decrease) in Net Asset Value ...       14.99      (17.94)      (4.64)
                                                  --------    --------    --------
NET ASSET VALUE--END OF PERIOD ...............    $  42.41    $  27.42    $  45.36
                                                  ========    ========    ========

TOTAL INVESTMENT RETURN ......................       55.84%     (38.94)%     (8.54)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................        0.78%       0.79%       0.86%**
Net Expenses .................................        0.78%       0.79%       0.86%**
Net Investment Income ........................        0.81%       0.91%       0.69%**

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ...................         540%        603%        401%
Net Assets, End of Period (000's omitted).....    $266,248    $170,793    $291,992

* SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2001--NOVA MASTER PORTFOLIO; APRIL 1, 2000--URSA MASTER PORTFOLIO.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA MASTER PORTFOLIO TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 187


--------------------------------------------------------------------------------

                                                             URSA MASTER PORTFOLIO
                                                 ---------------------------------------------
                                                      YEAR        YEAR        YEAR      PERIOD
                                                     ENDED       ENDED       ENDED       ENDED
                                                 MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                                      2004        2003        2002       2001*
                                                 ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .........    $  81.01    $  64.57    $  65.19    $  49.71
                                                  --------    --------    --------    --------
Net Investment Income ........................         .06         .46        1.22        2.80
Net Realized and Unrealized Gains
   (Losses) on Securities ....................      (21.59)      16.44        (.35)      15.50
                                                  --------    --------    --------    --------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................      (21.53)      16.90         .87       18.30

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................        (.04)       (.46)      (1.49)      (2.82)
                                                  --------    --------    --------    --------
Net Increase (Decrease) in Net Asset Value ...      (21.57)      16.44        (.62)      15.48
                                                  --------    --------    --------    --------
NET ASSET VALUE--END OF PERIOD ...............    $  59.44    $  81.01    $  64.57    $  65.19
                                                  ========    ========    ========    ========

TOTAL INVESTMENT RETURN ......................      (26.58)%     26.21%       1.37%      38.06%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................        0.93%       0.94%       0.94%       0.95%**
Net Expenses .................................        0.93%       0.94%       0.94%       0.95%**
Net Investment Income ........................        0.09%       0.52%       1.90%       5.11%**

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ...................          --          --          --          --
Net Assets, End of Period (000's omitted).....    $444,281    $529,062    $228,485    $225,040

188


FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                       ARKTOS MASTER PORTFOLIO
                                                  ---------------------------------
                                                       YEAR        YEAR        YEAR
                                                      ENDED       ENDED       ENDED
                                                  MARCH 31,   MARCH 31,   MARCH 31,
                                                       2004        2003        2002
                                                  ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........   $  88.73    $  85.18    $  96.47
                                                  --------    --------    --------
Net Investment Income (Loss) ..................      (1.93)       6.71        1.37
Net Realized and Unrealized Gains
   (Losses) on Securities .....................     (26.25)      16.02       (8.93)
                                                  --------    --------    --------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ..................     (28.18)      22.73       (7.56)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ......................         --      (19.18)      (3.73)
                                                  --------    --------    --------
Net Increase (Decrease) in Net Asset Value ....     (28.18)       3.55      (11.29)
                                                  --------    --------    --------
NET ASSET VALUE--END OF PERIOD ................   $  60.55    $  88.73    $  85.18
                                                  ========    ========    ========
TOTAL INVESTMENT RETURN .......................     (31.76)%     20.95%      (8.03)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ................................       0.93%       0.94%       0.94%
Net Expenses ..................................       0.93%       0.94%       0.94%
Net Investment Income (Loss) ..................       0.10%       0.51%       1.63%

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ....................         --          --          --
Net Assets, End of Period (000's omitted) .....   $262,356    $149,147    $115,929

*    SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 2000.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE ARKTOS MASTER PORTFOLIO TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 189


--------------------------------------------------------------------------------

                                                    ARKTOS
                                                    MASTER
                                                  PORTFOLIO                 JUNO MASTER PORTFOLIO
                                                  ---------   -----------------------------------------------
                                                     PERIOD        YEAR          YEAR        YEAR      PERIOD
                                                      ENDED       ENDED         ENDED       ENDED       ENDED
                                                  MARCH 31,   MARCH 31,     MARCH 31,   MARCH 31,   MARCH 31,
                                                      2001*        2004          2003        2002       2001*
                                                  ---------   ----------    ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..........   $ 53.67     $    37.35    $  46.25     $ 45.39    $ 49.91
                                                  -------     ----------    --------     -------    -------
Net Investment Income (Loss) ..................      3.70           (.61)       (.41)        .69       2.72
Net Realized and Unrealized Gains
   (Losses) on Securities .....................     42.92          (1.84)      (8.49)       1.14      (4.45)
                                                  -------     ----------    --------     -------    -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ..................     46.62          (2.45)      (8.90)       1.83      (1.73)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ......................     (3.82)            --          --        (.97)     (2.79)
                                                  -------     ----------    --------     -------    -------
Net Increase (Decrease) in Net Asset Value ....     42.80          (2.45)      (8.90)        .86      (4.52)
                                                  -------     ----------    --------     -------    -------
NET ASSET VALUE--END OF PERIOD ................   $ 96.47     $    34.90    $  37.35     $ 46.25    $ 45.39
                                                  =======     ==========    ========     =======    =======
TOTAL INVESTMENT RETURN .......................     91.61%         (6.56)%    (19.24)%      4.12%     (3.67)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ................................      0.96%**        0.93%       0.94%       0.93%      0.94%**
Net Expenses ..................................      0.95%**        0.93%       0.94%       0.93%      0.94%**
Net Investment Income (Loss) ..................      6.58%**       (3.39)%     (2.72)%      1.61%      5.04%**

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ....................     1,788%           187%         --          --         --
Net Assets, End of Period (000's omitted) .....   $78,919     $1,445,842    $189,968     $33,105    $12,417

190


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a nondiversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers six separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, H-Class Shares and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1%
Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                    SALES CHARGE AS % OF   SALES CHARGE AS % OF NET
AMOUNT OF INVESTMENT                   OFFERING PRICE           AMOUNT INVESTED
--------------------                --------------------   ------------------------
Less than $100,000                          4.75%                    4.99%
$100,000 but less than $250,000             3.75%                    3.90%
$250,000 but less than $500,000             2.75%                    2.83%
$500,000 but less than $1,000,000           1.60%                    1.63%
Greater than $1,000,000                     0.00%                    0.00%

At March 31, 2004, the Trust consisted of forty-three separate series: twenty-two Benchmark Funds, one Money Market Fund, eighteen Sector Funds and two Strategic Funds. This report covers the twenty-two Benchmark Funds and the Money Market Fund (the "Funds"), while the Sector Funds and the Strategic Funds are contained in separate reports.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

                                                               ANNUAL REPORT 191

--------------------------------------------------------------------------------

The value of domestic equity index swap agreements entered into by the funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

The value of foreign equity index swap agreements entered into by the funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreement to the average price at which orders are being filled (the "average fill price") at the close of the NYSE, usually 4:00 p.m., Eastern Time.The swap's market is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets, including index options, for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily Net Asset Value.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Bond Fund and the U.S. Government Money Market Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Benchmark Funds and distributions of net realized capital gains in all funds are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

192

--------------------------------------------------------------------------------

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

                                                               ANNUAL REPORT 193

--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

J. Segregated Cash with Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net assets value of each Fund included in the Trust.

M. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.   FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

194

--------------------------------------------------------------------------------

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

                                                               ANNUAL REPORT 195

--------------------------------------------------------------------------------

3.   MASTER-FEEDER ARRANGEMENT

Currently, the Nova Fund, the Ursa Fund, the Juno Fund, and the Arktos Fund are operating under a "master-feeder arrangement." Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Nova Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of its Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read with the Funds' financial statements. The percentage of Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio owned by the Nova Fund, Ursa Fund, Arktos Fund, and Juno Fund, respectively, at March 31, 2004, was 100 percent. The Funds record their investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in
Note 1, Significant Accounting Policies.

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the OTC Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, and the Nova Master Portfolio; and 0.90% of the average daily net assets of the Medius Fund, the Mekros Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Inverse Small-Cap Fund, the Inverse Mid-Cap Fund, the Ursa Master Portfolio, the Arktos Master Portfolio, and the Juno Master Portfolio. For the period ending March 31, 2004, the Advisor voluntarily reimbursed $54,495 of miscellaneous expenses in the Institutional Class of the U.S. Government Money Market Fund. Certain officers of the Trust are also officers of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Medius Fund, the Mekros Fund, the Juno Fund, the Large-Cap Europe Fund, and the Large-Cap Japan Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Inverse Small-Cap Fund, and the Inverse Mid-Cap Fund. For the year ended March 31, 2004, the Servicer voluntarily waived transfer agent service fees in the amount of $110,144 in the Institutional Class of the U.S. Government Money Market.

196

--------------------------------------------------------------------------------

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the benchmark funds. For the year ended March 31, 2004, the Servicer voluntarily waived accounting fees in the amount of $28,295 in the Institutional Class of the U.S. Government Money Market Fund. Certain officers of the Trust are also officers of Rydex Fund Services, Inc.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940.The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. For the year ended March 31, 2004, the Distributor voluntarily waived $718,469 of 12b-1 expenses in the Advisor Class of the U.S. Government Money Market Fund. With regard to Advisor Class Shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C-Class Plan") applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. For the year ended March 31, 2004, the Distributor waived $1,378,210 of C-Class Plan expenses in the C-Class of the U.S. Government Money Market Fund. Certain officers of the Trust are also officers of Rydex Distributors, Inc.

5.   FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

                                                               ANNUAL REPORT 197

--------------------------------------------------------------------------------

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, excise tax regulations, and expiration of capital loss carryforwards.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid between April 1, 2003 and March 31, 2004 was as follows:

                                         ORDINARY      LONG-TERM   RETURN OF           TOTAL
FUND                                       INCOME   CAPITAL GAIN     CAPITAL   DISTRIBUTIONS
----                                  -----------   ------------   ---------   -------------
Nova Fund .........................   $    59,012    $       --    $     --     $    59,012
Ursa Fund .........................    13,664,357     2,861,109          --      16,525,466
OTC Fund ..........................            --            --          --              --
Arktos Fund .......................            --            --          --              --
Medius Fund .......................            --            --          --              --
Mekros Fund .......................            --            --          --              --
U.S. Government Bond Fund .........     2,137,637            --          --       2,137,637
Juno Fund .........................            --            --          --              --
Large-Cap Europe Fund .............     3,415,848        29,491          --       3,445,339
Large-Cap Japan Fund ..............       353,168            --          --         353,168
Small-Cap Value Fund ..............            --            --          --              --
Mid-Cap Value Fund ................            --            --          --              --
Large-Cap Value Fund ..............            --            --          --              --
Small-Cap Growth Fund .............            --            --          --              --
Mid-Cap Growth Fund ...............            --            --          --              --
Large-Cap Growth Fund .............            --            --          --              --
Inverse Small-Cap Fund ............            --            --          --              --
Inverse Mid-Cap Fund ..............            --            --          --              --
U.S.Government Money Market Fund ..     2,393,710            --          --       2,393,710
Nova Master Portfolio .............     2,001,263            --          --       2,001,263
Ursa Master Portfolio .............            --            --     358,769         358,769
Arktos Master Portfolio ...........            --            --          --              --
Juno Master Portfolio .............            --            --          --              --

198

--------------------------------------------------------------------------------

The tax character of distributions paid between April 1, 2002 and March 31, 2003 was as follows:

                                           ORDINARY      LONG-TERM           TOTAL
FUND                                         INCOME   CAPITAL GAIN   DISTRIBUTIONS
----                                    -----------   ------------   -------------
Nova Fund ...........................   $        --     $     --      $        --
Ursa Fund ...........................     3,105,267           --        3,105,267
OTC Fund ............................            --           --               --
Arktos Fund .........................     4,875,617           --        4,875,617
Medius Fund .........................       191,571           --          191,571
Mekros Fund .........................            --      183,548          183,548
U.S. Government Bond Fund ...........     2,064,223           --        2,064,223
Juno Fund ...........................        69,427           --           69,427
Large-Cap Europe Fund ...............            --           --               --
Large-Cap Japan Fund ................            --           --               --
U.S. Government Money Market Fund ...     9,520,248           --        9,520,248
Nova Master Portfolio ...............     1,743,024           --        1,743,024
Ursa Master Portfolio ...............     2,319,041           --        2,319,041
Arktos Master Portfolio .............    28,000,000           --       28,000,000
Juno Master Portfolio ...............            --           --               --

The tax character of distributable earnings/(accumulated losses) at March 31, 2004 was as follows:

                                                         UNDISTRIBUTED              NET
                                        UNDISTRIBUTED   REALIZED GAIN/       UNREALIZED         CAPITAL
                                             ORDINARY     (ACCUMULATED    APPRECIATION/            LOSS
FUND                                           INCOME            LOSS)   (DEPRECIATION)    CARRYFORWARD
----                                    -------------   --------------   --------------   -------------
Nova Fund ...........................    $        --      $       --     $ (79,665,717)   $          --
Ursa Fund ...........................          9,871              --      (194,386,899)              --
OTC Fund ............................             --              --        88,548,929     (746,562,303)(3)
Arktos Fund .........................             --              --      (129,282,463)      (5,786,276)(2)
Medius Fund .........................             --              --         1,711,505         (236,957)(1)
Mekros Fund .........................             --       1,366,354         1,417,861               --
U.S. Government Bond Fund ...........             --              --          (447,646)      (8,124,010)(3)
Juno Fund ...........................             --              --      (101,432,835)              --
Large-Cap Europe Fund ...............             --              --        (1,045,429)              --
Large-Cap Japan Fund ................     11,913,571       1,158,685        11,674,943               --
Small-Cap Value Fund ................        109,126              66           111,342               --
Mid-Cap Value Fund ..................        352,303              65          (459,871)              --
Large-Cap Value Fund ................        126,827             205          (487,105)              --
Small-Cap Growth Fund ...............         20,365              --            54,834               --
Mid-Cap Growth Fund .................         13,250              --           (10,972)              --
Large-Cap Growth Fund ...............          8,676              --             4,057               --
Inverse Small-Cap Fund ..............             --              --          (118,550)        (670,630)(2)
Inverse Mid-Cap Fund ................             --              --           (64,715)        (102,676)(2)
U.S. Government Money Market Fund ...        101,547              --                --         (464,346)(3)
Nova Master Portfolio ...............            852              --        22,565,701     (227,435,221)(3)
Ursa Master Portfolio ...............             --              --       (57,051,639)    (494,601,851)(3)
Arktos Master Portfolio .............             --              --        (6,284,466)    (137,428,797)(3)
Juno Master Portfolio ...............             --              --       (33,618,580)     (26,041,733)(3)

                                                               ANNUAL REPORT 199

--------------------------------------------------------------------------------

Differences between total distributable earnings (accumulated losses) on a tax basis and on a book basis are due to post-October losses and dividends payable.

ALL AMOUNTS EXPIRE ON MARCH 31ST OF THE YEAR INDICATED UNLESS OTHERWISE NOTED.

(1)  EXPIRES IN 2011

(2)  EXPIRES IN 2012

(3)  OTC FUND: $383,452,643 EXPIRES IN 2010, $302,251,932 EXPIRES IN
     2011, $60,857,728 EXPIRES IN 2012

     U.S. GOVERNMENT BOND FUND: $4,709,127 EXPIRES IN 2008, $378,399 EXPIRES IN 2010, $1,693,557 EXPIRES IN 2011, $1,342,927 EXPIRES IN 2012

     U.S. GOVERNMENT MONEY MARKET FUND: $340,343 EXPIRES IN 2008, $124,003 EXPIRES IN 2009

     NOVA MASTER PORTFOLIO: $20,127,185 EXPIRES IN 2008, $100,261,487 EXPIRES IN 2009, $41,531,696 EXPIRES IN 2010, $65,514,853 EXPIRES IN 2011

     URSA MASTER PORTFOLIO: $42,864,695 EXPIRES IN 2005, $102,945,587 EXPIRES IN 2006, $102,218,150 EXPIRES IN 2007, $124,148,192 EXPIRES IN 2008,
     $122,425,227 EXPIRES IN 2012

     ARKTOS MASTER PORTFOLIO: $57,832,849 EXPIRES IN 2008, $60,215,201 EXPIRES IN 2009, $19,380,747 EXPIRES IN 2012

     JUNO MASTER PORTFOLIO: $106,438 EXPIRES IN 2005, $2,486,456 EXPIRES IN 2006, $1,206,560 EXPIRES IN 2007, $1,582,486 EXPIRES IN 2009, $3,660,853
     EXPIRES IN 2011, $16,998,940 EXPIRES IN 2012

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At March 31, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                 TAX             TAX             NET
                                                   TAX    UNREALIZED      UNREALIZED      UNREALIZED
FUND                                              COST          GAIN          (LOSS)     GAIN (LOSS)
----                                    --------------   -----------   -------------   -------------
Nova Fund ...........................   $  345,913,526   $        --   $ (79,665,717)  $ (79,665,717)
Ursa Fund ...........................      638,668,036            --    (194,386,899)   (194,386,899)
OTC Fund ............................    1,225,034,361    98,151,356      (9,602,427)     88,548,929
Arktos Fund .........................      391,638,622            --    (129,282,463)   (129,282,463)
Medius Fund .........................       91,951,245     2,118,879        (407,374)      1,711,505
Mekros Fund .........................      220,610,730     2,981,870      (1,564,009)      1,417,861
U.S. Government Bond Fund ...........       76,497,101            --        (447,646)       (447,646)
Juno Fund ...........................    1,547,274,781            --    (101,432,835)   (101,432,835)
Large-Cap Europe Fund ...............       28,005,867            --      (1,045,429)     (1,045,429)
Large-Cap Japan Fund ................      156,853,036    11,674,943              --      11,674,943
Small-Cap Value Fund ................       22,176,278       151,352         (40,010)        111,342
Mid-Cap Value Fund ..................       19,271,638            --        (459,871)       (459,871)
Large-Cap Value Fund ................       11,334,295            --        (487,105)       (487,105)
Small-Cap Growth Fund ...............        5,077,822        64,860         (10,026)         54,834
Mid-Cap Growth Fund .................        1,871,505            --         (10,972)        (10,972)
Large-Cap Growth Fund ...............          788,767         4,508            (451)          4,057
Inverse Small-Cap Fund ..............        5,331,380            --        (118,550)       (118,550)
Inverse Mid-Cap Fund ................        1,258,190            --         (64,715)        (64,715)
U.S. Government Money Market ........    1,610,326,895            --              --              --
Nova Master Portfolio ...............      314,955,262    24,296,804      (1,731,103)     22,565,701
Ursa Master Portfolio ...............      480,274,100            --     (57,051,639)    (57,051,639)
Arktos Master Portfolio .............      263,063,163            --      (6,284,466)     (6,284,466)
Juno Master Portfolio ...............    2,515,102,457     2,900,242     (36,518,822)    (33,618,580)

POST-OCTOBER LOSSES DEFERRED

Pursuant to federal income tax regulations applicable to investment companies, the funds have elected to treat net capital losses realized between November 1 and March 31 of the following year as occurring on the first day of the next tax year (April 1). For the year ended March 31, 2004, $66,173,479, $22,710,374,
$57,595,294, $249,317, $4,021,743,

200

--------------------------------------------------------------------------------

$56,769,866, $1,271,752, and $8,728,708 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until the tax year ending March 31, 2005 for Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Juno Fund, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio, respectively.

6.   REPURCHASE AGREEMENTS

The OTC Fund, the Medius Fund, the Mekros Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Nova Master Portfolio, the Ursa Master Portfolio, the Arktos Master Portfolio, and Juno Master Portfolio Fund transfer uninvested cash balances into a single joint account, along with uninvested cash balances of the Rydex Dynamic Funds, a separate Trust, and the Core Equity Fund (included in the Trust, but contained in separate a report). The daily aggregate balance of the joint account is invested in one or more repurchase agreements collateralized by obligations of the U. S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Trusts' custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of March 31, 2004 are as follows:

COUNTERPARTY                        TERMS OF AGREEMENT     FACE VALUE   MARKET VALUE   MATURITY VALUE
------------                        ------------------   ------------   ------------   --------------
UBS Financial Services, Inc. ....   0.98% due 04/01/04   $155,000,000   $155,000,000    $155,004,162
Morgan Stanley, Inc. ............   0.96% due 04/01/04    155,000,000    155,000,000     155,004,077
Salomon Smith Barney, Inc. ......   0.93% due 04/01/04    155,000,000    155,000,000     155,003,949
U.S. Bank NA ....................   0.95% due 04/01/04    140,689,654    140,689,654     140,693,316
                                                                        ------------    ------------
                                                                        $605,689,654    $605,705,504
                                                                        ============    ============

As of March 31, 2004, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                       RANGE OF RATES      PAR VALUE   MARKET VALUE
-------------                      ---------------   ------------   ------------
U. S. Treasury Bonds ...........   3.375% - 9.250%   $203,712,523   $278,795,684
U. S. Treasury Notes ...........   1.875% - 10.000%   141,030,000    148,660,179
U. S. Treasury Bills ...........        1.750%         46,710,000     47,146,790
Ginnie Mae .....................   2.578% - 4.500%    141,612,843    143,171,444
                                                                    ------------
                                                                    $617,774,097
                                                                    ============

The Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, and the Large-Cap Growth Fund transfers uninvested cash balances into a single joint account, along with uninvested cash balances of the Sector Funds, Sector Rotation Fund (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in a repurchase agreement collateralized by obligations of U.S. Government Agencies. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreement at maturity.

                                                               ANNUAL REPORT 201

--------------------------------------------------------------------------------

The repurchase agreement that was executed and outstanding as of March 31, 2004 was as follows:

COUNTERPARTY                          TERMS OF AGREEMENT    FACE VALUE   MARKET VALUE   MATURITY VALUE
------------                          ------------------   -----------   ------------   --------------
 U.S. Bank NA .....................   0.95% due 04/01/04   $17,723,153    $17,723,153     $17,723,615
                                                                          -----------     -----------
                                                                          $17,723,153     $17,723,615
                                                                          ===========     ===========

As of March 31, 2004, the collateral for the repurchase agreement was as follows:

SECURITY TYPE                         RANGE OF RATES    PAR VALUE    MARKET VALUE
-------------                         --------------   -----------   ------------
Ginnie Mae ........................       3.607%       $17,687,000    $18,050,457
                                                                      -----------
                                                                      $18,050,457
                                                                      ===========

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7.   SECURITIES TRANSACTIONS

During the period ended March 31, 2004, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                                                               U.S.
                                                 OTC         MEDIUS           MEKROS     GOVERNMENT
                                                FUND           FUND             FUND      BOND FUND
                                      --------------   ------------   --------------   ------------
Purchases .........................   $1,217,838,759   $625,070,419   $1,222,819,210   $699,984,514
Sales .............................   $1,215,873,258   $592,290,026   $1,135,048,134   $686,805,926

                                      LARGE-CAP   LARGE-CAP
                                         EUROPE       JAPAN     SMALL-CAP
                                           FUND        FUND    VALUE FUND
                                      ---------   ---------   -----------
Purchases .........................      $--         $--      $44,996,692
Sales .............................      $--         $--      $23,336,679

                                          MID-CAP     LARGE-CAP     SMALL-CAP      MID-CAP
                                       VALUE FUND    VALUE FUND   GROWTH FUND   GROWTH FUND
                                      -----------   -----------   -----------   -----------
Purchases .........................   $55,922,395   $38,433,687    $8,416,479    $6,739,554
Sales .............................   $37,369,476   $27,375,813    $3,493,487    $4,983,199

                                                                                U.S.
                                       LARGE-CAP     INVERSE   INVERSE    GOVERNMENT
                                          GROWTH   SMALL-CAP   MID-CAP         MONEY
                                            FUND        FUND      FUND   MARKET FUND
                                      ----------   ---------   -------   -----------
Purchases .........................   $2,894,808      $--        $--         $--
Sales .............................   $2,129,150      $--        $--         $--

202

--------------------------------------------------------------------------------

                                         NOVA MASTER   URSA MASTER   ARKTOS MASTER      JUNO MASTER
                                           PORTFOLIO     PORTFOLIO       PORTFOLIO        PORTFOLIO
                                      --------------   -----------   -------------   --------------
Purchases .........................   $1,176,881,763       $--             $--       $2,020,098,919
Sales .............................   $1,127,511,618       $--             $--       $1,137,766,983

8.   SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the period ended March 31, 2004 were:

INVESTOR CLASS:

                                             NOVA           URSA            OTC        ARKTOS
                                             FUND           FUND           FUND          FUND
                                      -----------   ------------   ------------   -----------
Shares Purchased ..................    67,357,207    231,991,260    187,487,977    43,953,006
Purchased through Dividend
   Reinvestment ...................         1,744      1,231,642             --            --
                                      -----------   ------------   ------------   -----------
Total Purchased ...................    67,358,951    233,222,902    187,487,977    43,953,006
Shares Redeemed ...................   (68,032,795)  (230,807,881)  (192,409,806)  (39,652,718)
                                      -----------   ------------   ------------   -----------

Net Shares Purchased
   (Redeemed) .....................      (673,844)     2,415,021     (4,921,829)    4,300,288
                                      ===========   ============   ============   ===========

                                                                             U.S.
                                             U.S.                      GOVERNMENT
                                       GOVERNMENT          JUNO      MONEY MARKET
                                        BOND FUND          FUND              FUND
                                      -----------   -----------   ---------------
Shares Purchased ..................    87,071,724   131,573,796    20,632,372,433
Purchased through Dividend
   Reinvestment ...................       151,723            --         2,043,352
                                      -----------   -----------   ---------------
Total Purchased ...................    87,223,447   131,573,796    20,634,415,785
Shares Redeemed ...................   (89,630,083)  (92,203,564)  (20,796,030,722)
                                      -----------   -----------   ---------------

Net Shares Purchased
   (Redeemed) .....................    (2,406,636)   39,370,232      (161,614,937)
                                      ===========   ===========   ===============

ADVISOR CLASS:

                                             NOVA          URSA           OTC      ARKTOS
                                             FUND          FUND          FUND      FUND**
                                      -----------   -----------   -----------   ---------
Shares Purchased ..................    15,207,769    25,481,658    16,736,615   1,082,356
Purchased through Dividend
   Reinvestment ...................           481       148,589            --          --
                                      -----------   -----------   -----------   ---------
Total Purchased ...................    15,208,250    25,630,247    16,736,615   1,082,356
Shares Redeemed ...................   (15,015,450)  (23,673,595)  (17,050,053)   (380,192)
                                      -----------   -----------   -----------   ---------

Net Shares Purchased
   (Redeemed) .....................       192,800     1,956,652      (313,438)    702,164
                                      ===========   ===========   ===========   =========

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.

                                                               ANNUAL REPORT 203

--------------------------------------------------------------------------------

                                                                           U.S.
                                             U.S.                    GOVERNMENT
                                       GOVERNMENT         JUNO     MONEY MARKET
                                      BOND FUND**       FUND**             FUND
                                      -----------   ----------   --------------
Shares Purchased ..................    15,427,166    5,230,222    4,386,273,780
Purchased through Dividend
   Reinvestment ...................        25,684           --           13,574
                                      -----------   ----------   --------------
Total Purchased ...................    15,452,850    5,230,222    4,386,287,354
Shares Redeemed ...................   (11,225,262)  (2,576,313)  (4,324,201,196)
                                      -----------   ----------   --------------
Net Shares Purchased ..............     4,227,588    2,653,909       62,086,158
                                      ===========   ==========   ==============

A-CLASS:
                                       NOVA    URSA     OTC   ARKTOS
                                      FUND*   FUND*   FUND*    FUND*
                                      -----   -----   -----   ------
Shares Purchased ..................      43     113     106       39
Purchased through Dividend
   Reinvestment ...................      --      --      --       --
                                      -----   -----   -----    -----
Total Purchased ...................      43     113     106       39
Shares Redeemed ...................      --      --      --       --
                                      -----   -----   -----    -----
Net Shares Purchased ..............      43     113     106       39
                                      =====   =====   =====    =====

                                                              U.S.
                                      MEDIUS   MEKROS   GOVERNMENT      JUNO
                                       FUND*    FUND*   BOND FUND*     FUND*
                                      ------   ------   ----------   -------
Shares Purchased ..................      136      147           90   256,554
Purchased through Dividend
   Reinvestment ...................       --       --           --        --
                                      ------   ------   ----------   -------
Total Purchased ...................      136      147           90   256,554
Shares Redeemed ...................       --       --           --        --
                                      ------   ------   ----------   -------
Net Shares Purchased ..............      136      147           90   256,554
                                      ======   ======   ==========   =======

                                         LARGE-CAP     LARGE-CAP
                                      EUROPE FUND*   JAPAN FUND*
                                      ------------   -----------
Shares Purchased ..................             67         1,579
Purchased through Dividend
   Reinvestment ...................             --            --
                                      ------------   -----------
Total Purchased ...................             67         1,579
Shares Redeemed ...................             --            --
                                      ------------   -----------
Net Shares Purchased ..............             67         1,579
                                      ============   ===========

204

--------------------------------------------------------------------------------

                                                                  U.S.
                                                            GOVERNMENT
                                        INVERSE   INVERSE        MONEY
                                      SMALL-CAP   MID-CAP       MARKET
                                          FUND*     FUND*        FUND*
                                      ---------   -------   ----------
Shares Purchased ..................         20         20        1,000
Purchased through Dividend
   Reinvestment ...................         --         --           --
                                      ---------   -------   ----------
Total Purchased ...................         20         20        1,000
Shares Redeemed ...................         --         --           --
                                      ---------   -------   ----------
Net Shares Purchased ..............         20         20        1,000
                                      =========   =======   ==========

C-CLASS:

                                            NOVA          URSA           OTC       ARKTOS
                                            FUND          FUND          FUND         FUND
                                      ----------   -----------   -----------   ----------
Shares Purchased ..................    9,610,613    28,760,680    18,113,943    5,688,199
Purchased through Dividend
   Reinvestment ...................          300       117,706            --           --
                                      ----------   -----------   -----------   ----------
Total Purchased ...................    9,610,913    28,878,386    18,113,943    5,688,199
Shares Redeemed ...................   (9,041,407)  (25,119,522)  (17,876,604)  (4,376,063)
                                      ----------   -----------   -----------   ----------
Net Shares Purchased ..............      569,506     3,758,864       237,339    1,312,136
                                      ==========   ===========   ===========   ==========

                                                                       U.S.
                                          MEDIUS        MEKROS   GOVERNMENT         JUNO
                                            FUND          FUND    BOND FUND         FUND
                                      ----------   -----------   ----------   ----------
Shares Purchased ..................    5,910,213    19,364,591    6,731,059   30,540,629
Purchased through Dividend
   Reinvestment ...................           --            --       10,600           --
                                      ----------   -----------   ----------   ----------
Total Purchased ...................    5,910,213    19,364,591    6,741,659   30,540,629
Shares Redeemed ...................   (5,743,848)  (18,520,133)  (6,592,487)  (7,996,442)
                                      ----------   -----------   ----------   ----------
Net Shares Purchased ..............      166,365       844,458      149,172   22,544,187
                                      ==========   ===========   ==========   ==========

                                       LARGE-CAP     LARGE-CAP     SMALL-CAP
                                      EUROPE FUND   JAPAN FUND   VALUE FUND**
                                      -----------   ----------   ------------
Shares Purchased ..................    2,958,449      605,176       219,914
Purchased through Dividend
   Reinvestment ...................        7,972          638            --
                                      -----------   ----------   ------------
Total Purchased ...................    2,966,421      605,814       219,914
Shares Redeemed ...................   (3,030,695)    (444,211)     (133,674)
                                      ----------    ----------   ------------
Net Shares Purchased
   (Redeemed) .....................      (64,274)     161,603        86,240
                                      ==========    ==========    ============

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

                                                               ANNUAL REPORT 205

--------------------------------------------------------------------------------

                                           MID-CAP      LARGE-CAP       SMALL-CAP         MID-CAP
                                      VALUE FUND**   VALUE FUND**   GROWTH FUND**   GROWTH FUND**
                                      ------------   ------------   -------------   -------------
Shares Purchased ..................      201,326         274,300       175,753         180,817
Purchased through Dividend
   Reinvestment ...................           --              --            --              --
                                        --------        --------       -------        --------
Total Purchased ...................      201,326         274,300       175,753         180,817
Shares Redeemed ...................     (173,062)       (169,190)      (76,864)       (134,208)
                                        --------        --------       -------        --------
Net Shares Purchased ..............       28,264         105,110        98,889          46,609
                                        ========        ========       =======        ========

                                                                                  U.S.
                                                                            GOVERNMENT
                                      LARGE-CAP     INVERSE   INVERSE            MONEY
                                         GROWTH   SMALL-CAP   MID-CAP           MARKET
                                         FUND**      FUND**    FUND**             FUND
                                      ---------   ---------   -------   --------------
Shares Purchased ..................     37,893     351,994    10,119     3,269,540,461
Purchased through Dividend
   Reinvestment ...................         --          --        --             8,818
                                       -------    --------    ------    --------------
Total Purchased ...................     37,893     351,994    10,119     3,269,549,279
Shares Redeemed ...................    (37,889)   (341,910)   (7,314)   (3,340,221,449)
                                       -------    --------    ------    --------------
Net Shares Purchased
   (Redeemed) .....................          4      10,084     2,805       (70,672,170)
                                       =======    ========    ======    ==============

H-CLASS:

                                           MEDIUS         MEKROS     LARGE-CAP     LARGE-CAP
                                             FUND           FUND   EUROPE FUND    JAPAN FUND
                                      -----------   ------------   -----------   -----------
Shares Purchased ..................    37,923,012    121,252,681    27,246,596    23,930,244
Purchased through Dividend
   Reinvestment ...................            --             --       213,700         9,823
                                      -----------   ------------   -----------   -----------
Total Purchased ...................    37,923,012    121,252,681    27,460,296    23,940,067
Shares Redeemed ...................   (36,425,611)  (117,084,903)  (25,538,506)  (19,224,952)
                                      -----------   ------------   -----------   -----------
Net Shares Purchased ..............     1,497,401      4,167,778     1,921,790     4,715,115
                                      ===========   ============   ===========   ===========

                                         SMALL-CAP        MID-CAP      LARGE-CAP       SMALL-CAP
                                      VALUE FUND**   VALUE FUND**   VALUE FUND**   GROWTH FUND**
                                      ------------   ------------   ------------   -------------
Shares Purchased ..................     1,980,061      2,240,099      1,686,564       191,728
Purchased through Dividend
   Reinvestment ...................            --             --             --            --
                                       ----------     ----------     ----------       -------
Total Purchased ...................     1,980,061      2,240,099      1,686,564       191,728
Shares Redeemed ...................    (1,203,331)    (1,521,276)    (1,361,036)      (91,324)
                                       ----------     ----------     ----------       -------
Net Shares Purchased ..............       776,730        718,823        325,528       100,404
                                       ==========     ==========     ==========       =======

206

--------------------------------------------------------------------------------

                                                     LARGE-CAP     INVERSE    INVERSE
                                           MID-CAP      GROWTH   SMALL-CAP    MID-CAP
                                      GROWTH FUND*       FUND*       FUND*      FUND*
                                      ------------   ---------   ---------   --------
Shares Purchased ..................      137,463       85,377    1,004,310    477,713
Purchased through Dividend
   Reinvestment ...................           --           --           --         --
                                        --------      -------    ---------   --------
Total Purchased ...................      137,463       85,377    1,004,310    477,713
Shares Redeemed ...................     (112,652)     (52,595)    (900,755)  (423,065)
                                        --------      -------    ---------   --------
Net Shares Purchased ..............       24,811       32,782      103,555     54,648
                                        ========      =======    =========   ========

INSTITUTIONAL CLASS:
                                             U.S.
                                       GOVERNMENT
                                            MONEY
                                           MARKET
                                             FUND
                                       ----------
Shares Purchased ..................            --
Purchased through Dividend
   Reinvestment ...................        28,440
                                      -----------
Total Purchased ...................        28,440
Shares Redeemed ...................   (10,036,610)
                                      -----------
Net Shares Redeemed ...............   (10,008,170)
                                      ===========

Transactions in shares for the year ended March 31, 2003 were:

INVESTOR CLASS:

                                             NOVA           URSA            OTC        ARKTOS
                                             FUND           FUND           FUND          FUND
                                      -----------   ------------   ------------   -----------
Shares Purchased ..................    83,857,036    222,974,131    247,268,777    28,728,910
Purchased through Dividend
   Reinvestment ...................            --        212,405             --       111,034
                                      -----------   ------------   ------------   -----------
Total Purchased ...................    83,857,036    223,186,536    247,268,777    28,839,944
Shares Redeemed ...................   (84,123,194)  (207,588,037)  (231,234,240)  (28,492,265)
                                      -----------   ------------   ------------   -----------
Net Shares Purchased (Redeemed) ...      (266,158)    15,598,499     16,034,537       347,679
                                      ===========   ============   ============   ===========

                                                                               U.S.
                                              U.S.                       GOVERNMENT
                                        GOVERNMENT           JUNO             MONEY
                                         BOND FUND           FUND       MARKET FUND
                                      ------------   ------------   ---------------
Shares Purchased ..................    162,319,402    137,819,143    24,111,170,364
Purchased through Dividend
   Reinvestment ...................        188,040          7,556         8,020,358
                                      ------------   ------------   ---------------
Total Purchased ...................    162,507,442    137,826,699    24,119,190,722
Shares Redeemed ...................   (159,368,511)  (135,422,806)  (23,879,948,615)
                                      ------------   ------------   ---------------
Net Shares Purchased ..............      3,138,931      2,403,893       239,242,107
                                      ============   ============   ===============

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

+ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                                               ANNUAL REPORT 207

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                                                                          U.S.
                                                                                    GOVERNMENT
                                             NOVA          URSA           OTC            MONEY
                                             FUND          FUND          FUND      MARKET FUND
                                      -----------   -----------   -----------   --------------
Shares Purchased ..................    29,792,440    26,350,006    81,322,305    5,729,683,870
Purchased through Dividend
   Reinvestment ...................            --         6,853            --        1,040,724
                                      -----------   -----------   -----------   --------------
Total Purchased ...................    29,792,440    26,356,859    81,322,305    5,730,724,594
Shares Redeemed ...................   (30,368,140)  (23,921,007)  (77,014,920)  (5,914,567,833)
                                      -----------   -----------   -----------   --------------
Net Shares Purchased (Redeemed) ...      (575,700)    2,435,852     4,307,385     (183,843,239)
                                      ===========   ===========   ===========   ==============

C-CLASS:

                                             NOVA          URSA           OTC       ARKTOS
                                             FUND          FUND          FUND         FUND
                                      -----------   -----------   -----------   ----------
Shares Purchased ..................    11,268,899    16,643,783    11,462,178    2,077,755
Purchased through Dividend
   Reinvestment ...................            --         5,170            --        1,928
                                      -----------   -----------   -----------   ----------
Total Purchased ...................    11,268,899    16,648,953    11,462,178    2,079,683
Shares Redeemed ...................   (10,847,905)  (15,955,243)  (10,601,971)  (2,069,791)
                                      -----------   -----------   -----------   ----------
Net Shares Purchased ..............       420,994       693,710       860,207        9,892
                                      ===========   ===========   ===========   ==========

                                                                       U.S.
                                          MEDIUS        MEKROS   GOVERNMENT         JUNO
                                            FUND          FUND    BOND FUND         FUND
                                      ----------   -----------   ----------   ----------
Shares Purchased ..................    6,276,724    15,463,918    2,371,414    9,481,230
Purchased through Dividend
   Reinvestment ...................        1,123           663        3,299          994
                                      ----------   -----------   ----------   ----------
Total Purchased ...................    6,277,847    15,464,581    2,374,713    9,482,224
Shares Redeemed ...................   (5,990,604)  (15,320,356)  (2,200,459)  (6,662,145)
                                      ----------   -----------   ----------   ----------
Net Shares Purchased ..............      287,243       144,225      174,254    2,820,079
                                      ==========   ===========   ==========   ==========

                                                                            U.S.
                                                                      GOVERNMENT
                                        LARGE-CAP     LARGE-CAP            MONEY
                                      EUROPE FUND   JAPAN FUND+      MARKET FUND
                                      -----------   -----------   --------------
Shares Purchased ..................    2,342,639      217,941      2,555,257,130
Purchased through Dividend
   Reinvestment ...................           --           --             80,795
                                      ----------     --------     --------------
Total Purchased ...................    2,342,639      217,941      2,555,337,925
Shares Redeemed ...................   (2,149,285)    (217,899)    (2,401,512,601)
                                      ----------     --------     --------------
Net Shares Purchased ..............      193,354           42        153,825,324
                                      ==========     ========     ==============

208

--------------------------------------------------------------------------------

H-CLASS:

                                           MEDIUS         MEKROS     LARGE-CAP     LARGE-CAP
                                             FUND           FUND   EUROPE FUND   JAPAN FUND+
                                      -----------   ------------   -----------   -----------
Shares Purchased ..................    93,819,644    115,322,173    37,130,484    13,245,498
Purchased through Dividend
   Reinvestment ...................         9,265         11,733            --            --
                                      -----------   ------------   -----------   -----------
Total Purchased ...................    93,828,909    115,333,906    37,130,484    13,245,498
Shares Redeemed ...................   (97,371,579)  (118,163,700)  (37,288,995)  (13,980,368)
                                      -----------   ------------   -----------   -----------
Net Shares Redeemed ...............    (3,542,670)    (2,829,794)     (158,511)     (734,870)
                                      ===========   ============   ===========   ===========

INSTITUTIONAL CLASS:
                                             U.S.
                                       GOVERNMENT
                                            MONEY
                                      MARKET FUND
                                      -----------
Shares Purchased ..................    70,000,000
Purchased through Dividend
   Reinvestment ...................        63,341
                                      -----------
Total Purchased ...................    70,063,341
Shares Redeemed ...................   (10,055,171)
                                      -----------
Net Shares Purchased ..............    60,008,170
                                      ===========

Transactions in dollars for the period ended March 31, 2004 were:

INVESTOR CLASS:

                                                 NOVA              URSA               OTC            ARKTOS
                                                 FUND              FUND              FUND              FUND
                                      ---------------   ---------------   ---------------   ---------------
Shares Purchased ..................   $ 1,416,342,537   $ 2,501,275,661   $ 1,663,377,353   $ 1,242,912,907
Purchased through Dividend
Reinvestment ......................            38,795        11,922,468                --                --
                                      ---------------   ---------------   ---------------   ---------------
Total Purchased ...................     1,416,381,332     2,513,198,129     1,663,377,353     1,242,912,907
Shares Redeemed ...................    (1,428,901,726)   (2,460,564,864)   (1,704,150,398)   (1,109,906,486)
                                      ---------------   ---------------   ---------------   ---------------
Net Change ........................   $   (12,520,394)  $    52,633,265   $   (40,773,045)  $   133,006,421
                                      ===============   ===============   ===============   ===============

                                                                                      U.S.
                                                  U.S.                          GOVERNMENT
                                           GOVERNMENT              JUNO       MONEY MARKET
                                            BOND FUND              FUND               FUND
                                      ---------------   ---------------   ----------------
Shares Purchased ..................     $ 937,862,658   $ 2,756,117,189   $ 20,632,372,433
Purchased through Dividend
Reinvestment ......................         1,619,190                --          2,043,352
                                        -------------   ---------------   ----------------
Total Purchased ...................       939,481,848     2,756,117,189     20,634,415,785
Shares Redeemed ...................      (966,933,885)   (1,937,672,854)   (20,796,030,723)
                                        -------------   ---------------   ----------------
Net Change ........................     $ (27,452,037)  $   818,444,335   $   (161,614,938)
                                        =============   ===============   ================

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.

+ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERESE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                                               ANNUAL REPORT 209

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                               NOVA            URSA             OTC         ARKTOS
                                               FUND            FUND            FUND         FUND**
                                      -------------   -------------   -------------   ------------
Shares Purchased ..................   $ 306,125,216   $ 266,048,066   $ 145,760,607   $ 28,360,837
Purchased through Dividend
   Reinvestment ...................          10,397       1,392,275              --             --
                                      -------------   -------------   -------------   ------------
Total Purchased ...................     306,135,613     267,440,341     145,760,607     28,360,837
Shares Redeemed ...................    (305,616,613)   (244,455,917)   (142,951,655)   (10,056,568)
                                      -------------   -------------   -------------   ------------
Net Change ........................   $     519,000   $  22,984,424   $   2,808,952   $ 18,304,269
                                      =============   =============   =============   ============

                                                                                 U.S.
                                                                           GOVERNMENT
                                               U.S.                             MONEY
                                         GOVERNMENT            JUNO            MARKET
                                        BOND FUND**          FUND**              FUND
                                      -------------   -------------   ---------------
Shares Purchased ..................   $ 166,588,132   $ 109,156,186   $ 4,386,273,780
Purchased through Dividend
   Reinvestment ...................         276,673              --            13,574
                                      -------------   -------------   ---------------
Total Purchased ...................     166,864,805     109,156,186     4,386,287,354
Shares Redeemed ...................    (119,380,064)    (54,704,285)   (4,324,201,196)
                                      -------------   -------------   ---------------
Net Change ........................   $  47,484,741   $  54,451,901   $    62,086,158
                                      =============   =============   ===============

A-CLASS:

                                               NOVA            URSA             OTC          ARKTOS
                                              FUND*           FUND*           FUND*           FUND*
                                      -------------   -------------   -------------   -------------
Shares Purchased ..................          $1,000          $1,000          $1,000          $1,000
Purchased through Dividend
   Reinvestment ...................              --              --              --              --
                                      -------------   -------------   -------------   -------------
Total Purchased ...................           1,000           1,000           1,000           1,000
Shares Redeemed ...................              --              --              --              --
                                      -------------   -------------   -------------   -------------
Net Change ........................          $1,000          $1,000          $1,000          $1,000
                                      =============   =============   =============   =============

                                                                               U.S.
                                             MEDIUS          MEKROS      GOVERNMENT            JUNO
                                              FUND*           FUND*      BOND FUND*           FUND*
                                      -------------   -------------   -------------   -------------
Shares Purchased ..................          $3,858          $3,857          $1,000      $5,056,682
Purchased through Dividend
   Reinvestment ...................              --           --              --              --
                                      -------------   -------------   -------------   -------------
Total Purchased ...................           3,858           3,857           1,000       5,056,682
Shares Redeemed ...................              --           --              --              --
                                      -------------   -------------   -------------   -------------
Net Change ........................          $3,858          $3,857          $1,000      $5,056,682
                                      =============   =============   =============   =============

210

--------------------------------------------------------------------------------

                                     LARGE-CAP   LARGE-CAP     INVERSE   INVERSE
                                        EUROPE       JAPAN   SMALL-CAP   MID-CAP
                                         FUND*       FUND*       FUND*     FUND*
                                     ---------   ---------   ---------   -------
Shares Purchased .................     $1,000     $54,619      $1,000     $1,000
Purchased through Dividend
   Reinvestment ..................         --          --          --         --
                                       ------     -------      ------     ------
Total Purchased ..................      1,000      54,619       1,000      1,000
Shares Redeemed ..................         --          --          --         --
                                       ------     -------      ------     ------
Net Change .......................     $1,000     $54,619      $1,000     $1,000
                                       ======     =======      ======     ======

                                             U.S
                                      GOVERNMENT
                                           MONEY
                                          MARKET
                                           FUND*
                                      ----------
Shares Purchased ..................     $1,000
Purchased through Dividend
   Reinvestment ...................         --
                                        ------
Total Purchased ...................      1,000
Shares Redeemed ...................         --
                                        ------
Net Change ........................     $1,000
                                        ======

C-CLASS:

                                               NOVA            URSA             OTC          ARKTOS
                                               FUND            FUND            FUND            FUND
                                      -------------   -------------   -------------   -------------
Shares Purchased ..................   $ 192,486,411   $ 295,353,504   $ 156,778,878   $ 150,430,699
Purchased through Dividend
   Reinvestment ...................           6,469       1,108,788              --              --
                                      -------------   -------------   -------------   -------------
Total Purchased ...................     192,492,880     296,462,292     156,778,878     150,430,699
Shares Redeemed ...................    (180,456,147)   (256,929,090)   (154,712,316)   (114,441,552)
                                      -------------   -------------   -------------   -------------
Net Change ........................   $  12,036,733   $  39,533,202   $   2,066,562   $  35,989,147
                                      =============   =============   =============   =============

                                                                               U.S.
                                             MEDIUS          MEKROS      GOVERNMENT            JUNO
                                               FUND            FUND       BOND FUND            FUND
                                      -------------   -------------   -------------   -------------
Shares Purchased ..................   $ 139,180,601   $ 413,199,562   $  71,640,020   $ 618,908,385
Purchased through Dividend
   Reinvestment ...................              --              --         112,328              --
                                      -------------   -------------   -------------   -------------
Total Purchased ...................     139,180,601     413,199,562      71,752,348     618,908,385
Shares Redeemed ...................    (134,104,779)   (394,089,160)    (69,703,957)   (164,593,541)
                                      -------------   -------------   -------------   -------------
Net Change ........................   $   5,075,822   $  19,110,402   $   2,048,391   $ 454,314,844
                                      =============   =============   =============   =============

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

                                                               ANNUAL REPORT 211

--------------------------------------------------------------------------------

                                         LARGE-CAP      LARGE-CAP      SMALL-CAP        MID-CAP
                                       EUROPE FUND     JAPAN FUND   VALUE FUND**   VALUE FUND**
                                      ------------   ------------   ------------   ------------
Shares Purchased ..................   $ 41,151,762   $ 17,100,604   $ 5,578,690    $ 5,091,595
Purchased through Dividend
   Reinvestment ...................        119,553         18,857            --             --
                                      ------------   ------------   -----------    -----------
Total Purchased ...................     41,271,315     17,119,461     5,578,690      5,091,595
Shares Redeemed ...................    (41,547,262)   (12,059,612)   (3,436,117)    (4,406,697)
                                      ------------   ------------   -----------    -----------
Net Change ........................   $   (275,947)  $  5,059,849   $ 2,142,573    $   684,898
                                      ============   ============   ===========    ===========

                                        LARGE-CAP     SMALL-CAP       MID-CAP    LARGE-CAP
                                            VALUE        GROWTH        GROWTH       GROWTH
                                           FUND**        FUND**        FUND**       FUND**
                                      -----------   -----------   -----------   ----------
Shares Purchased ..................   $ 6,863,402   $ 4,370,288   $ 4,563,742    $ 907,686
Purchased through Dividend
   Reinvestment ...................            --            --            --           --
                                      -----------   -----------   -----------    ---------
Total Purchased ...................     6,863,402     4,370,288     4,563,742      907,686
Shares Redeemed ...................    (4,267,751)   (1,918,498)   (3,397,291)    (916,545)
                                      -----------   -----------   -----------    ---------
Net Change ........................   $ 2,595,651   $ 2,451,790   $ 1,166,451    $  (8,859)
                                      ===========   ===========   ===========    =========

                                                                      U.S.
                                                                GOVERNMENT
                                     INVERSE     INVERSE             MONEY
                                   SMALL-CAP     MID-CAP            MARKET
                                      FUND**      FUND**              FUND
                                ------------   ---------   ---------------
Shares Purchased ............   $ 17,865,104   $ 510,083   $ 3,269,540,461
Purchased through Dividend
   Reinvestment .............             --          --             8,818
                                ------------   ---------   ---------------
Total Purchased .............     17,865,104     510,083     3,269,549,279
Shares Redeemed .............    (17,257,781)   (366,630)   (3,340,221,448)
                                ------------   ---------   ---------------
Net Change ..................   $    607,323   $ 143,453   $   (70,672,169)
                                ============   =========   ===============

H-CLASS:

                                       MEDIUS            MEKROS       LARGE-CAP       LARGE-CAP
                                         FUND              FUND     EUROPE FUND      JAPAN FUND
                                -------------   ---------------   -------------   -------------
Shares Purchased ............   $ 902,750,247   $ 2,576,731,176   $ 372,420,819   $ 635,111,524
Purchased through Dividend
   Reinvestment .............              --                --       3,275,637         293,399
                                -------------   ---------------   -------------   -------------
Total Purchased .............     902,750,247     2,576,731,176     375,696,456     635,404,923
Shares Redeemed .............    (866,491,167)   (2,494,270,646)   (349,399,148)   (479,360,611)
                                -------------   ---------------   -------------   -------------
Net Change ..................   $  36,259,080   $    82,460,530   $  26,297,308   $ 156,044,312
                                =============   ===============   =============   =============

212

--------------------------------------------------------------------------------

                                   SMALL-CAP        MID-CAP       LARGE-CAP   SMALL-CAP
                                       VALUE          VALUE          VALUE       GROWTH
                                       FUND*          FUND*          FUND*       FUND*
                                ------------   ------------   ------------   ----------
Shares Purchased ............   $ 49,997,813   $ 56,066,523   $ 42,220,344   $4,806,391
Purchased through Dividend
   Reinvestment .............             --             --             --           --
                                ------------   ------------   ------------   ----------
Total Purchased .............     49,997,813     56,066,523     42,220,344    4,806,391
Shares Redeemed .............    (30,256,277)   (37,871,247)   (33,752,236)  (2,285,917)
                                ------------   ------------   ------------   ----------
Net Change ..................   $ 19,741,536   $ 18,195,276   $  8,468,108   $2,520,474
                                ============   ============   ============   ==========

                                    MID-CAP     LARGE-CAP        INVERSE        INVERSE
                                     GROWTH        GROWTH      SMALL-CAP        MID-CAP
                                      FUND*         FUND*          FUND*          FUND*
                                -----------   -----------   ------------   ------------
Shares Purchased ............   $ 3,435,495   $ 2,068,170   $ 50,824,029   $ 24,015,087
Purchased through Dividend
   Reinvestment .............            --            --             --             --
                                -----------   -----------   ------------   ------------
Total Purchased .............     3,435,495     2,068,170     50,824,029     24,015,087
Shares Redeemed .............    (2,824,780)   (1,285,366)   (45,088,415)   (21,172,270)
                                -----------   -----------   ------------   ------------
Net Change ..................   $   610,715   $   782,804   $  5,735,614   $  2,842,817
                                ===========   ===========   ============   ============

INSTITUTIONAL CLASS:
                                        U.S.
                                  GOVERNMENT
                                       MONEY
                                      MARKET
                                       FUND
                                ------------
Shares Purchased ............   $         --
Purchased through Dividend
   Reinvestment .............         28,440
                                ------------
Total Purchased .............         28,440
Shares Redeemed .............    (10,036,610)
                                ------------
Net Change ..................   $(10,008,170)
                                ============

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

                                                               ANNUAL REPORT 213

--------------------------------------------------------------------------------

Transactions in dollars for the year ended March 31, 2003 were:
INVESTOR CLASS:

                                                 NOVA              URSA               OTC
                                                 FUND              FUND              FUND
                                      ---------------   ---------------   ---------------
Shares Purchased ..................   $ 1,550,454,716   $ 2,830,116,550   $ 1,802,548,833
Purchased through Dividend
   Reinvestment ...................                --         2,695,421                --
                                      ---------------   ---------------   ---------------
Total Purchased ...................     1,550,454,716     2,832,811,971     1,802,548,833
Shares Redeemed ...................    (1,556,893,272)   (2,638,186,951)   (1,687,027,469)
                                      ---------------   ---------------   ---------------
Net Change ........................   $    (6,438,556)  $   194,625,020   $   115,521,364
                                      ===============   ===============   ===============

                                                                   U.S.
                                                             GOVERNMENT
                                               ARKTOS              BOND              JUNO
                                                 FUND              FUND              FUND
                                      ---------------   ---------------   ---------------
Shares Purchased ..................   $ 1,170,064,405   $ 1,671,834,178   $ 1,251,087,583
Purchased through Dividend
   Reinvestment ...................         4,404,716         1,941,577            56,144
                                      ---------------   ---------------   ---------------
Total Purchased ...................     1,174,469,121     1,673,775,755     1,251,143,727
Shares Redeemed ...................    (1,146,919,802)   (1,637,318,037)   (1,144,688,438)
                                      ---------------   ---------------   ---------------
Net Change ........................   $    27,549,319   $    36,457,718   $   106,455,289
                                      ===============   ===============   ===============

                                                  U.S.
                                            GOVERNMENT
                                                 MONEY
                                           MARKET FUND
                                      ----------------
Shares Purchased ..................   $ 24,111,170,705
Purchased through Dividend
   Reinvestment ...................          8,020,358
                                      ----------------
Total Purchased ...................     24,119,191,063
Shares Redeemed ...................    (23,879,948,617)
                                      ----------------
Net Change ........................   $    239,242,446
                                      ================

ADVISOR CLASS:

                                                                                                 U.S.
                                                                                           GOVERNMENT
                                               NOVA            URSA             OTC             MONEY
                                               FUND            FUND            FUND       MARKET FUND
                                      -------------   -------------   -------------   ---------------
Shares Purchased ..................   $ 535,977,096   $ 330,276,923   $ 566,145,734   $ 5,729,683,870
Purchased through Dividend
   Reinvestment ...................              --          84,699              --         1,040,724
                                      -------------   -------------   -------------   ---------------
Total Purchased ...................     535,977,096     330,361,622     566,145,734     5,730,724,594
Shares Redeemed ...................    (545,080,007)   (297,274,153)   (532,874,518)   (5,914,567,833)
                                      -------------   -------------   -------------   ---------------
Net Change ........................   $  (9,102,911)  $  33,087,469   $  33,271,216   $  (183,843,239)
                                      =============   =============   =============   ===============

214

--------------------------------------------------------------------------------

C-CLASS:

                                               NOVA            URSA            OTC         ARKTOS
                                               FUND            FUND           FUND           FUND
                                      -------------   -------------   ------------   ------------
Shares Purchased ..................   $ 199,531,214   $ 207,245,885   $ 80,542,738   $ 82,697,464
Purchased through Dividend
   Reinvestment ...................              --          64,474             --         74,919
                                      -------------   -------------   ------------   ------------
Total Purchased ...................     199,531,214     207,310,359     80,542,738     82,772,383
Shares Redeemed ...................    (190,906,083)   (197,104,992)   (74,793,804)   (81,654,290)
                                      -------------   -------------   ------------   ------------
Net Change ........................   $   8,625,131   $  10,205,367   $  5,748,934   $  1,118,093
                                      =============   =============   ============   ============

                                                                              U.S.
                                                                        GOVERNMENT
                                             MEDIUS          MEKROS           BOND           JUNO
                                               FUND            FUND           FUND           FUND
                                      -------------   -------------   ------------   ------------
Shares Purchased ..................   $ 118,906,006   $ 231,755,936   $ 25,084,987   $109,619,631
Purchased through Dividend
   Reinvestment ...................          19,612           9,480         35,384          7,287
                                      -------------   -------------   ------------   ------------
Total Purchased ...................     118,925,618     231,765,416     25,120,371    109,626,918
Shares Redeemed ...................    (112,097,599)   (234,108,252)   (23,220,202)   (48,058,380)
                                      -------------   -------------   ------------   ------------
Net Change ........................   $   6,828,019   $  (2,342,836)  $  1,900,169   $ 61,568,538
                                      =============   =============   ============   ============

                                                                              U.S.
                                         LARGE-CAP     LARGE-CAP        GOVERNMENT
                                            EUROPE         JAPAN             MONEY
                                              FUND          FUND       MARKET FUND
                                      ------------   -----------   ---------------
Shares Purchased ..................   $ 26,738,406   $ 5,902,412   $ 2,555,257,130
Purchased through Dividend
   Reinvestment ...................             --            --            80,795
                                      ------------   -----------   ---------------
Total Purchased ...................     26,738,406     5,902,412     2,555,337,925
Shares Redeemed ...................    (24,610,760)   (5,745,360)   (2,401,512,601)
                                      ------------   -----------   ---------------
Net Change ........................   $  2,127,646   $   157,052   $   153,825,324
                                      ============   ===========   ===============

H-CLASS:

                                                                              LARGE-CAP       LARGE-CAP
                                               MEDIUS            MEKROS          EUROPE           JAPAN
                                                 FUND              FUND            FUND            FUND
                                      ---------------   ---------------   -------------   -------------
Shares Purchased ..................   $ 1,945,416,153   $ 1,940,304,439   $ 444,767,939   $ 323,446,400
Purchased through Dividend
   Reinvestment ...................           163,432           170,244              --              --
                                      ---------------   ---------------   -------------   -------------
Total Purchased ...................     1,945,579,585     1,940,474,683     444,767,939     323,446,400
Shares Redeemed ...................    (2,022,196,977)   (1,992,763,899)   (441,951,114)   (337,144,368)
                                      ---------------   ---------------   -------------   -------------
Net Change ........................   $   (76,617,392)  $   (52,289,216)  $   2,816,825   $ (13,697,968)
                                      ===============   ===============   =============   =============

                                                               ANNUAL REPORT 215

--------------------------------------------------------------------------------

INSTITUTIONAL CLASS:

                                              U.S.
                                        GOVERNMENT
                                             MONEY
                                       MARKET FUND
                                      ------------
Shares Purchased ..................   $ 70,000,000
Purchased through Dividend
   Reinvestment ...................         63,341
                                      ------------
Total Purchased ...................     70,063,341
Shares Redeemed ...................    (10,055,171)
                                      ------------
Net Change ........................   $ 60,008,170
                                      ============

9.   NET ASSETS

At March 31, 2004, net assets consisted of:

                                          NOVA FUND       URSA FUND          OTC FUND     ARKTOS FUND
                                      -------------   -------------   ---------------   -------------
Paid-In-Capital ...................   $ 345,832,940   $ 638,551,314   $ 1,588,018,696   $ 397,413,387
Undistributed Net Investment
   Income .........................              --              --                --              --
Accumulated Net Realized Loss
   on Investments, Equity Index
   Swaps, and Futures Contracts ...     (81,650,622)   (176,190,494)   (1,019,927,346)   (132,892,775)
Net Unrealized Appreciation
   (Depreciation) on Investments,
   Equity Index Swaps, and
   Futures Contracts ..............       1,984,905     (18,186,534)      361,913,972      (2,175,964)
                                      -------------   -------------   ---------------   -------------
Net Assets ........................   $ 266,167,223   $ 444,174,286   $   930,005,322   $ 262,344,648
                                      =============   =============   ===============   =============

                                                                           U.S.
                                           MEDIUS         MEKROS     GOVERNMENT             JUNO
                                             FUND           FUND      BOND FUND             FUND
                                      -----------   ------------   ------------   --------------
Paid-In-Capital ...................   $81,165,952   $220,390,946   $ 84,522,060   $1,546,999,085
Undistributed Net Investment
   Income (Loss) ..................            --             --       (242,383)              --
Accumulated Net Realized
   Loss on Investments,
   Equity Index Swaps and
   Futures Contracts ..............    (5,317,563)   (11,823,370)   (13,841,525)     (14,050,195)
Net Unrealized Appreciation
   (Depreciation) on Investments,
   Equity Index Swaps and
   Futures Contracts ..............     6,792,111     14,607,585      5,269,869      (87,382,640)
                                      -----------   ------------   ------------   --------------
Net Assets ........................   $82,640,500   $223,175,161   $ 75,708,021   $1,445,566,250
                                      ===========   ============   ============   ==============

216

--------------------------------------------------------------------------------

                                              LARGE-CAP      LARGE-CAP
                                                 EUROPE          JAPAN     SMALL-CAP       MID-CAP
                                                   FUND           FUND    VALUE FUND    VALUE FUND
                                            -----------   ------------   -----------   -----------
Paid-In-Capital .........................   $38,959,165   $158,640,352   $21,885,772   $18,880,895
Undistributed Net Investment Income .....            --     11,502,296            --         2,227
Accumulated Net Realized Gain
   (Loss) on Investments, Equity
   Index Swaps and Futures Contracts ....            --       (316,371)     (481,502)     (443,253)
Net Unrealized Appreciation
   (Depreciation) on Investments,
   Equity Index Swaps, and
   Futures Contracts ....................    (1,045,429)    13,561,274       702,036       333,523
                                            -----------   ------------   -----------   -----------
Net Assets ..............................   $37,913,736   $183,387,551   $22,106,306   $18,773,392
                                            ===========   ============   ===========   ===========

                                              LARGE-CAP    SMALL-CAP      MID-CAP   LARGE-CAP
                                                  VALUE       GROWTH       GROWTH      GROWTH
                                                   FUND         FUND         FUND        FUND
                                            -----------   ----------   ----------   ---------
Paid-In-Capital .........................   $11,066,878   $4,974,272   $1,794,511    $780,205
Undistributed Net Investment Income .....           160           --           --          --
Accumulated Net Realized Loss
   on Investments .......................      (470,175)     (42,553)     (29,542)    (11,014)
Net Unrealized Appreciation
   (Depreciation) on Investments ........       109,941      117,752       31,820      23,747
                                            -----------   ----------   ----------    --------
Net Assets ..............................   $10,706,804   $5,049,471   $1,796,789    $792,938
                                            ===========   ==========   ==========    ========

                                                                                 U.S.
                                               INVERSE       INVERSE       GOVERNMENT
                                             SMALL-CAP       MID-CAP            MONEY
                                                  FUND          FUND      MARKET FUND
                                            ----------   -----------   --------------
Paid-In-Capital .........................   $6,335,925   $ 2,983,859   $1,488,200,248
Undistributed Net Investment Income .....           --            --               --
Accumulated Net Realized
   Loss on Investments and
   Futures Contracts ....................     (585,493)      (94,164)        (464,346)
Net Unrealized Appreciation
   (Depreciation) on Investments,
   Equity Index Swaps and
   Futures Contracts ....................     (203,687)      (73,227)              --
                                            ----------   -----------   --------------
Net Assets ..............................   $5,546,745   $ 2,816,468   $1,487,735,902
                                            ==========   ===========   ==============

                                                               ANNUAL REPORT 217

--------------------------------------------------------------------------------

                                                     NOVA            URSA          ARKTOS             JUNO
                                                   MASTER          MASTER          MASTER           MASTER
                                                PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                            -------------   -------------   -------------   --------------
Paid-In-Capital .........................   $ 471,116,477   $ 995,934,627   $ 406,069,422   $1,505,502,259
Undistributed Net Investment Income .....             852              --              --               --
Accumulated Net Realized
   Loss on Investments, Equity
   Index Swaps and Futures Contracts ....    (241,206,984)   (546,133,574)   (138,597,921)     (62,534,066)
Net Unrealized Appreciation
   (Depreciation) on Investments,
   Equity Index Swaps and
   Futures Contracts ....................      36,337,464      (5,519,916)     (5,115,342)       2,873,753
                                            -------------   -------------   -------------   --------------
Net Assets ..............................   $ 266,247,809   $ 444,281,137   $ 262,356,159   $1,445,841,946
                                            =============   =============   =============   ==============

10.  PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At March 31, 2004, the pooled cash collateral investments consisted of repurchase agreements (57.95%), commercial paper (25.06%), corporate bonds (15.09%), and money market mutual funds (1.90%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. The Trust holds the cash collateral in a segregated account at its custodian bank. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

218

--------------------------------------------------------------------------------

At March 31, 2004 the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
FUND                                         CASH COLLATERAL   SECURITIES LOANED
----                                         ---------------   -----------------
Nova Fund ................................     $ 76,251,882       $ 73,663,149
OTC Fund .................................      383,940,169        368,871,640
Medius Fund ..............................       13,681,938         13,222,289
Mekros Fund ..............................       12,848,338         12,276,933
U.S. Government Money Market Fund ........      100,000,000         99,960,000

11.  LARGE-CAP JAPAN FUND REVERSE STOCK SPLIT

Effective April 21, 2003, the Large-Cap Japan Fund, H-Class shares and C-Class shares, underwent a 1-for-3 reverse split. The effect of this transaction was to divide the number of outstanding shares in this Fund by three, while multiplying the net asset value per share by three.

There was no change in the aggregate market value of the outstanding shares as a result of this transaction.

                                                               ANNUAL REPORT 219


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Medius Fund, Mekros Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, Large-Cap Growth Fund, Inverse Small-Cap Fund, Inverse Mid-Cap Fund, U.S. Government Money Market Fund, Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio (constituting twenty three of the forty-three Funds and Portfolios of the Rydex Series Funds, hereafter referred to as the "Funds") at March 31, 2004, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets for the period ended March 31, 2003 and the financial highlights for the periods presented on and prior to March 31, 2003, except for Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, Large-Cap Growth Fund, Inverse Small-Cap Fund, and Inverse Mid-Cap Fund, which commenced on February 20, 2004, were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
Baltimore, Maryland
May 14, 2004

220


UNAUDITED TAX INFORMATION
--------------------------------------------------------------------------------

This information is being provided as required by the Internal Revenue
Code. Amounts shown may differ from those elsewhere in this report because of differences in tax and financial reporting practice.

Of the ordinary income distributions paid during the year by Nova Fund and Nova Master Portfolio, 5.87% and 100%, respectively, qualifies for the dividends received deduction for corporations. In addition, 100%, 0%, and 0% of the ordinary income distributions paid during the year by Nova Fund, Large-Cap Europe Fund, and Large-Cap Japan Fund, respectively, is considered Qualified Dividend Income for tax purposes.

Of the ordinary income distributions paid during the year by U.S. Government Money Market Fund, U.S. Government Bond Fund, Large-Cap Europe Fund, and Large-Cap Japan Fund, 36.91%, 99.08%, 0.06%, and 0.76%, respectively, was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis. The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

The Funds' distributions to shareholders included:

                                              Ursa Fund    Large-Cap Europe Fund
                                             -----------   ---------------------
From short-term capital gains:               $13,664,357        $3,415,848
From long-term capital gains,
   subject to the 20% rate:                  $ 2,861,109        $   29,491

                                             Large-Cap Japan Fund
                                             --------------------
From short-term capital gains:                     $353,168
From long-term capital gains,
   subject to the 20% rate:                        $     --

                                                               ANNUAL REPORT 221


UNAUDITED PROXY VOTING INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

222


--------------------------------------------------------------------------------

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

                                                               ANNUAL REPORT 223


--------------------------------------------------------------------------------

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

224


UNAUDITED INFORMATION ON BOARD OF TRUSTEES
--------------------------------------------------------------------------------

Each Trust is served by a separate Board of Trustees composed of six members. The membership of each Board is the same. There is no stated term of service, and Trustees continue to serve after election until resignation.

                                POSITIONS HELD        LENGTH OF SERVICE
NAME, AGE, AND ADDRESS            WITH FUND        AS TRUSTEE (YEAR BEGAN)
-----------------------------   --------------   ---------------------------
Carl G. Verboncoeur (51)*          Trustee        Rydex Series Funds - 2004
9601 Blackwell Rd., Suite 500                    Rydex Variable Trust - 2004
Rockville, MD 20850                              Rydex Dynamic Funds - 2004
                                                   Rydex ETF Trust - 2004

Corey A. Colehour (58)             Trustee        Rydex Series Funds - 1993
9601 Blackwell Rd., Suite 500                    Rydex Variable Trust - 1998
Rockville, MD 20850                              Rydex Dynamic Funds - 1999
                                                   Rydex ETF Trust - 2003

J. Kenneth Dalton (63)             Trustee        Rydex Series Funds - 1995
9601 Blackwell Rd., Suite 500                    Rydex Variable Trust - 1998
Rockville, MD 20850                              Rydex Dynamic Funds - 1999
                                                   Rydex ETF Trust - 2003

John O. Demaret (64)               Trustee        Rydex Series Funds - 1997
9601 Blackwell Rd., Suite 500                    Rydex Variable Trust - 1998
Rockville, MD 20850                              Rydex Dynamic Funds - 1999
                                                   Rydex ETF Trust - 2003
                                                   Rydex Capital Partners
                                                     SPhinX Fund - 2003

Patrick T. McCarville (61)         Trustee        Rydex Series Funds - 1997
9601 Blackwell Rd., Suite 500                    Rydex Variable Trust - 1998
Rockville, MD 20850                              Rydex Dynamic Funds - 1999
                                                   Rydex ETF Trust - 2003

Roger Somers (59)                  Trustee        Rydex Series Funds - 1993
9601 Blackwell Rd., Suite 500                    Rydex Variable Trust - 1998
Rockville, MD 20850                              Rydex Dynamic Funds - 1999
                                                   Rydex ETF Trust - 2003

--------------------------------------------------------------------------------
* THIS TRUSTEE IS DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON
     IS AFFILIATED WITH THE ADVISOR, AS DESCRIBED HEREIN.

                                                               ANNUAL REPORT 225


UNAUDITED INFORMATION ON BOARD OF TRUSTEES (CONCLUDED)
--------------------------------------------------------------------------------

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information about Fund Trustees and can be obtained without charge by calling (800) 820-0888.

                                         NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATIONS                       IN FUND COMPLEX         OTHER
DURING PAST 5 YEARS                            OVERSEEN         TRUSTEESHIPS
--------------------------------------   --------------------   ------------

Chief Executive Officer of Rydex Fund             90                None
Services, Inc., PADCO Advisors, Inc.,
PADCO Advisors II, Inc., and Rydex
Distributors, Inc. (2003 to present);
Executive Vice President of Rydex Fund
Services, Inc. (2000 to 2003);
Vice President of Rydex Fund
Services, Inc. and Rydex Distributors,
Inc., (1997 to 2003).

Senior Vice President of Marketing/               90                None
Co-Owner
Schield Management Company

Mortgage Banking Consultant and Investor          90                None
The Dalton Group

Retired                                           91                None

Founder and Chief Executive Officer               90                None
Par Industries, Inc.

Owner                                             90                None
Arrow Limousine

                             [LOGO] RydexInvestments
                                    Essential for modern markets(TM)

                               9601 Blackwell Road
                               Suite 500
                               Rockville, MD 20850
                               800.820.0888
                               www.rydexfunds.com

THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------
                                                                    SECTOR FUNDS
                                                                   ANNUAL REPORT
                                                                  MARCH 31, 2004

                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND
                                                            ENERGY SERVICES FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND

                                                         [RydexInvestments LOGO]
RSECF-2-0404                                    Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                                                 ANNUAL REPORT 1


TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS .................................................   2

PERFORMANCE REPORTS ........................................................   3

SCHEDULES OF INVESTMENTS ...................................................  21

STATEMENTS OF ASSETS AND LIABILITIES .......................................  54

STATEMENTS OF OPERATIONS ...................................................  58

STATEMENTS OF CHANGES IN NET ASSETS ........................................  62

FINANCIAL HIGHLIGHTS .......................................................  72

NOTES TO FINANCIAL STATEMENTS .............................................. 159

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................... 183

UNAUDITED TAX INFORMATION .................................................. 184

UNAUDITED PROXY VOTING INFORMATION ......................................... 185

UNAUDITED INFORMATION ON BOARD OF TRUSTEES ................................. 186

2


DEAR SHAREHOLDER:

Investor confidence abounded during the one-year period from April 1, 2003 to March 31, 2004 and consumers--who are not just spending but also investing--carried the economy. Due to tax cuts, low interest rates and a flurry of activity in home refinancing, consumer spending remained strong throughout the period. In fact, consumers' appetite for risk was surprising.

Though speculation about the upcoming presidential election increased volatility in the first quarter of 2004, the market was still up across the board. For the one-year period, the S&P 500(R) Index was up 35.12%, the Nasdaq 100 Index(R) was up 41.21%, the Russell 2000 Index was up 63.82% and the Dow Jones Industrial Average was up 32.56%.

There was other good news as well. Economic data was on the upswing, in spite of the war with Iraq. Corporate earnings improved during the period. Small- and middle-capitalization stocks gained steam, rallying to all-time highs after a three-year bear market.

Rydex Series Funds introduced a new sector fund on February 20, 2004, helping to round out the firm's offerings. The new fund, Rydex Real Estate Fund, is included in the following pages. Please note, however, that this fund only had six weeks worth of performance during the reporting period.

In the previous reporting period, all of the economic sectors posted losses. In contrast, from April 1, 2003 to March 31, 2004, all of the sectors posted gains. Increased consumer confidence and an appetite for electronics boosted the technology sector during the period. The best-performing Rydex sector funds were Rydex Internet Fund, Rydex Electronics Fund and Rydex Precious Metals
Fund. The worst-performing Rydex sector funds were Rydex Energy Services Fund and Rydex Transportation Fund.

This year, the mutual fund industry was affected by investor confidence in the wake of last fall's revelations of trading abuses and special deals for top customers. The charges and allegations as presented by New York Attorney General Eliot Spitzer represent a serious breach of fiduciary duty and are almost certain to bring regulatory changes to the industry. The term "market-timing" has, unfortunately, taken the connotation of illicit investor behavior. However, we believe that funds designed to accommodate active trading can be an important tool in a tactical asset allocation strategy provided shareholders are treated equally like they are at Rydex Investments.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur
-----------------------------
Carl G.Verboncoeur
President

                                                                 ANNUAL REPORT 3


BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings-and-loan institutions.

Inception: April 1, 1998

A few areas in the banking sector stood out during the period. Banks, helped by low rates, outperformed the broader market. The mortgage market also did well due to a flurry of refinancing activity. Rydex Banking Fund Investor Class returned 41.53% for the period, partly due to a heavier exposure to diversified banks than to regional ones.

           Cumulative Fund Performance: April 1, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Banking Fund   S&P 500 Index
----------   ------------   -------------
  4/1/1998      10000            10000
 4/30/1998      10220            10041
 5/31/1998       9860             9869
 6/30/1998      10030            10269
 7/31/1998      10070            10160
 8/31/1998       7420             8691
 9/30/1998       7560             9248
10/31/1998       8270            10000
11/30/1998       8650            10606
12/31/1998       8910            11217
 1/31/1999    8760.00         11687.00
 2/28/1999    8720.00         11323.00
 3/31/1999    8770.00         11776.00
 4/30/1999    9380.00         12232.00
 5/31/1999    8730.00         11943.00
 6/30/1999    9120.00         12606.00
 7/31/1999    8410.00         12213.00
 8/31/1999    8010.00         12152.00
 9/30/1999    7460.00         11819.00
10/31/1999    8600.00         12567.00
11/30/1999    7980.00         12823.00
12/31/1999    7230.00         13578.00
 1/31/2000    7070.00         12896.00
 2/29/2000    6210.00         12651.00
 3/31/2000    7310.00         13889.00
 4/30/2000    6860.00         13471.00
 5/31/2000    7600.00         13195.00
 6/30/2000    6540.00         13520.00
 7/31/2000    6940.00         13309.00
 8/31/2000    7800.00         14135.00
 9/30/2000    7980.00         13389.00
10/31/2000    7850.00         13333.00
11/30/2000    7550.00         12281.00
12/31/2000    8410.00         12342.00
 1/31/2001    8760.00         12779.00
 2/28/2001    8290.00         11614.00
 3/31/2001    8270.00         10878.00
 4/30/2001    8200.00         11724.00
 5/31/2001    8630.00         11802.00
 6/30/2001    8620.00         11515.00
 7/31/2001    8720.00         11402.00
 8/31/2001    8370.00         10688.00
 9/30/2001    7930.00          9825.00
10/31/2001    7440.00         10012.00
11/30/2001    8012.00         10780.00
12/31/2001    8240.00         10875.00
 1/31/2002    8323.00         10716.00
 2/28/2002    8354.00         10509.00
 3/31/2002    8956.00         10905.00
 4/30/2002    9257.00         10243.00
 5/31/2002    9423.00         10168.00
 6/30/2002    9102.00          9444.00
 7/31/2002    8562.00          8708.00
 8/31/2002    8842.00          8765.00
 9/30/2002    7794.00          7812.00
10/31/2002    8064.00          8500.00
11/30/2002    8216.00          9000.00
12/31/2002    8077.00          8471.00
 1/31/2003    8066.00          8249.00
 2/28/2003    7981.00          8126.00
 3/31/2003    7779.00          8205.00
 4/30/2003    8450.00          8880.00
 5/31/2003    8994.00          9348.00
 6/30/2003    8994.00          9467.00
 7/31/2003    9356.00          9634.00
 8/31/2003    9356.00          9822.00
 9/30/2003    9366.00          9718.00
10/31/2003   10251.00         10268.00
11/30/2003   10515.00         10358.00
12/31/2003   10687.00         10901.00
 1/31/2004   10891.00         11101.00
 2/29/2004   11202.00         11256.00
 3/31/2004   11009.00         11086.00

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

-----------------------------------------------------------------------------------------
                     INVESTOR CLASS               ADVISOR CLASS              C-CLASS
                       (04/01/98)                  (04/01/98)               (03/30/01)
-----------------------------------------------------------------------------------------
                 ONE     FIVE     SINCE      ONE     FIVE     SINCE      ONE      SINCE
                 YEAR    YEAR   INCEPTION    YEAR    YEAR   INCEPTION    YEAR   INCEPTION
-----------------------------------------------------------------------------------------
BANKING FUND    41.53%   4.65%   1.62%      40.67%   3.93%     0.98%    39.76%    8.66%
S&P 500 INDEX   35.12%  -1.20%   1.73%      35.12%  -1.20%     1.73%    35.12%    0.63%
-----------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

4


BASIC MATERIALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Inception: April 1, 1998

Many investors think of basic materials as a recovery-leading sector. This sentiment partly explains the sector's outperformance during the period. The sector also benefited from a huge demand in raw materials from China--particularly metals such as aluminum. Rydex Basic Materials Fund Investor Class returned 48.70% during the period.

           Cumulative Fund Performance: April 1, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

    Date     Basic Materials Fund  S&P 500 Index
----------   --------------------  -------------
  4/1/1998          10,000             10,000
 4/30/1998          10,280             10,041
 5/31/1998           9,800              9,869
 6/30/1998           9,330             10,269
 7/31/1998           8,440             10,160
 8/31/1998           7,370              8,691
 9/30/1998           7,760              9,248
10/31/1998           8,040             10,000
11/30/1998           8,150             10,606
12/31/1998           7,810             11,217
 1/31/1999           7,570             11,687
 2/28/1999           7,610             11,323
 3/31/1999           7,750             11,776
 4/30/1999           9,620             12,232
 5/31/1999           8,840             11,943
 6/30/1999           9,210             12,606
 7/31/1999           9,160             12,213
 8/31/1999           8,730             12,152
 9/30/1999           8,420             11,819
10/31/1999           8,630             12,567
11/30/1999           8,540             12,823
12/31/1999           9,520             13,578
 1/31/2000           8,240             12,896
 2/29/2000           7,430             12,651
 3/31/2000           7,970             13,889
 4/30/2000           7,690             13,471
 5/31/2000           7,410             13,195
 6/30/2000           6,730             13,520
 7/31/2000           6,770             13,309
 8/31/2000           6,840             14,135
 9/30/2000           6,060             13,389
10/31/2000           6,680             13,333
11/30/2000           6,560             12,281
12/31/2000           7,550             12,342
 1/31/2001           7,340             12,779
 2/28/2001           7,380             11,614
 3/31/2001           7,010             10,878
 4/30/2001           7,740             11,724
 5/31/2001           8,020             11,802
 6/30/2001           7,660             11,515
 7/31/2001           7,630             11,402
 8/31/2001           7,610             10,688
 9/30/2001           6,740              9,825
10/31/2001           6,870             10,012
11/30/2001           7,607             10,780
12/31/2001           7,516             10,875
 1/31/2002           7,577             10,716
 2/28/2002           7,921             10,509
 3/31/2002           8,194             10,905
 4/30/2002           7,769             10,243
 5/31/2002           8,093             10,168
 6/30/2002           7,850              9,444
 7/31/2002           6,929              8,708
 8/31/2002           6,909              8,765
 9/30/2002           5,968              7,812
10/31/2002           6,150              8,500
11/30/2002           6,759              9,000
12/31/2002           6,495              8,471
 1/31/2003           6,120              8,249
 2/28/2003           5,897              8,126
 3/31/2003           5,816              8,205
 4/30/2003           6,309              8,880
 5/31/2003           6,637              9,348
 6/30/2003           6,688              9,467
 7/31/2003           7,042              9,634
 8/31/2003           7,313              9,822
 9/30/2003           7,056              9,718
10/31/2003           7,698             10,268
11/30/2003           7,874             10,358
12/31/2003           8,608             10,901
 1/31/2004           8,313             11,101
 2/29/2004           8,700             11,256
 3/31/2004           8,649             11,086

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

-------------------------------------------------------------------------------------------
                        INVESTOR CLASS              ADVISOR CLASS              C-CLASS
                          (04/01/98)                  (04/14/98)              (05/03/01)
-------------------------------------------------------------------------------------------
                   ONE     FIVE     SINCE      ONE     FIVE     SINCE      ONE      SINCE
                   YEAR    YEAR   INCEPTION    YEAR    YEAR   INCEPTION    YEAR   INCEPTION
-------------------------------------------------------------------------------------------
BASIC MATERIALS   48.70%   2.22%    -2.39%    47.99%   1.81%    -3.68%    47.25%    2.93%
S&P 500 INDEX     35.12%  -1.20%     1.73%    35.12%  -1.20%     1.62%    35.12%   -1.89%
-------------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

                                                                 ANNUAL REPORT 5


BIOTECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.

Inception: April 1, 1998

The biotechnology industry's indices are dominated by a handful of companies. While fund holding Amgen was flat for the 12-month period, several other blue-chip biotechnology firms like fund holding Genentech outperformed during the period, boosting the fund's performance. Amgen was underweighted relative to other biotech funds due to our diversification methodology. This diversification is one benefit of investing in a sector fund rather than in the stock of an individual company. Rydex Biotechnology Fund Investor Class returned 49.53% for the period.

           Cumulative Fund Performance: April 1, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Biotechnology Fund  S&P 500 Index
----------   ------------------  -------------
  4/1/1998         10,000            10,000
 4/30/1998          9,750            10,041
 5/31/1998          9,300             9,869
 6/30/1998          9,090            10,269
 7/31/1998          9,220            10,160
 8/31/1998          7,250             8,691
 9/30/1998          9,020             9,248
10/31/1998          9,650            10,000
11/30/1998          9,940            10,606
12/31/1998         11,830            11,217
 1/31/1999         12,690            11,687
 2/28/1999         11,860            11,323
 3/31/1999         12,810            11,776
 4/30/1999         12,080            12,232
 5/31/1999         13,020            11,943
 6/30/1999         13,700            12,606
 7/31/1999         15,640            12,213
 8/31/1999         17,150            12,152
 9/30/1999         15,860            11,819
10/31/1999         16,190            12,567
11/30/1999         17,922            12,823
12/31/1999         23,215            13,578
 1/31/2000         27,174            12,896
 2/29/2000         39,483            12,651
 3/31/2000         28,948            13,889
 4/30/2000         24,859            13,471
 5/31/2000         23,937            13,195
 6/30/2000         32,126            13,520
 7/31/2000         29,369            13,309
 8/31/2000         36,155            14,135
 9/30/2000         34,822            13,389
10/31/2000         32,838            13,333
11/30/2000         28,227            12,281
12/31/2000         29,861            12,342
 1/31/2001         28,237            12,779
 2/28/2001         26,693            11,614
 3/31/2001         21,711            10,878
 4/30/2001         24,839            11,724
 5/31/2001         26,302            11,802
 6/30/2001         27,014            11,515
 7/31/2001         23,947            11,402
 8/31/2001         24,197            10,688
 9/30/2001         20,929             9,825
10/31/2001         24,067            10,012
11/30/2001         26,262            10,780
12/31/2001         24,839            10,875
 1/31/2002         21,250            10,716
 2/28/2002         20,208            10,509
 3/31/2002         20,909            10,905
 4/30/2002         17,632            10,243
 5/31/2002         15,797            10,168
 6/30/2002         13,903             9,444
 7/31/2002         14,073             8,708
 8/31/2002         13,482             8,765
 9/30/2002         12,921             7,812
10/31/2002         14,083             8,500
11/30/2002         15,136             9,000
12/31/2002         13,522             8,471
 1/31/2003         13,221             8,249
 2/28/2003         13,011             8,126
 3/31/2003         13,783             8,205
 4/30/2003         15,246             8,880
 5/31/2003         17,972             9,348
 6/30/2003         17,491             9,467
 7/31/2003         19,115             9,634
 8/31/2003         18,804             9,822
 9/30/2003         18,794             9,718
10/31/2003         18,814            10,268
11/30/2003         19,025            10,358
12/31/2003         19,797            10,901
 1/31/2004         20,799            11,101
 2/29/2004         20,909            11,256
 3/31/2004         20,609            11,086

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

-----------------------------------------------------------------------------------------
                      INVESTOR CLASS              ADVISOR CLASS               C-CLASS
                        (04/01/98)                  (04/01/98)              (03/30/01)
-----------------------------------------------------------------------------------------
                 ONE     FIVE     SINCE      ONE     FIVE     SINCE      ONE      SINCE
                 YEAR    YEAR   INCEPTION    YEAR    YEAR   INCEPTION    YEAR   INCEPTION
-----------------------------------------------------------------------------------------
BIOTECHNOLOGY
   FUND         49.53%   9.98%    12.81%    48.76%   9.48%    12.17%    47.88%    -2.75%
S&P 500 INDEX   35.12%  -1.20%     1.73%    35.12%  -1.20%     1.73%    35.12%     0.63%
-----------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

6


CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Inception: July 6, 1998

Though the consumer products sector underperformed the broader market for the 12-month period covered in this report, industries like personal products and tobacco did better than the broad market. The sector is typically a defensive holding. For the period, Rydex Consumer Products Fund Investor Class returned 37.84%.

           Cumulative Fund Performance: July 6, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Consumer Products Fund   S&P 500 Index
   ----      ----------------------   -------------
  7/6/1998           10,000              10,000
 7/31/1998            9,040               9,691
 8/31/1998            7,710               8,290
 9/30/1998            7,370               8,821
10/31/1998            8,490               9,539
11/30/1998            8,840              10,117
12/31/1998            9,270              10,700
 1/31/1999            9,450              11,147
 2/28/1999            9,240              10,801
 3/31/1999            9,710              11,233
 4/30/1999            9,838              11,668
 5/31/1999            9,454              11,392
 6/30/1999            9,548              12,025
 7/31/1999            9,382              11,649
 8/31/1999            9,039              11,591
 9/30/1999            8,199              11,274
10/31/1999            9,008              11,987
11/30/1999            8,863              12,231
12/31/1999            9,485              12,951
 1/31/2000            8,531              12,300
 2/29/2000            7,534              12,068
 3/31/2000            7,846              13,248
 4/30/2000            7,991              12,850
 5/31/2000            7,877              12,586
 6/30/2000            7,711              12,896
 7/31/2000            7,462              12,695
 8/31/2000            7,555              13,483
 9/30/2000            7,316              12,771
10/31/2000            7,949              12,717
11/30/2000            7,908              11,715
12/31/2000            8,261              11,772
 1/31/2001            8,167              12,190
 2/28/2001            7,908              11,078
 3/31/2001            7,451              10,376
 4/30/2001            7,628              11,183
 5/31/2001            7,866              11,258
 6/30/2001            7,649              10,984
 7/31/2001            7,680              10,876
 8/31/2001            7,918              10,195
 9/30/2001            7,711               9,371
10/31/2001            7,732               9,550
11/30/2001            7,958              10,283
12/31/2001            8,030              10,373
 1/31/2002            8,093              10,221
 2/28/2002            8,405              10,024
 3/31/2002            8,696              10,401
 4/30/2002            8,800               9,771
 5/31/2002            8,883               9,699
 6/30/2002            8,405               9,008
 7/31/2002            8,010               8,306
 8/31/2002            8,114               8,360
 9/30/2002            7,448               7,452
10/31/2002            7,874               8,107
11/30/2002            7,879               8,585
12/31/2002            7,743               8,080
 1/31/2003            7,471               7,869
 2/28/2003            7,261               7,751
 3/31/2003            7,272               7,826
 4/30/2003            7,673               8,471
 5/31/2003            8,241               8,917
 6/30/2003            8,377               9,031
 7/31/2003            8,391               9,190
 8/31/2003            8,569               9,369
 9/30/2003            8,639               9,269
10/31/2003            8,981               9,794
11/30/2003            9,241               9,880
12/31/2003            9,419              10,398
 1/31/2004            9,594              10,589
 2/29/2004            9,957              10,736
 3/31/2004           10,024              10,574

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

---------------------------------------------------------------------------------------------
                          INVESTOR CLASS              ADVISOR CLASS              C-CLASS
                            (07/06/98)                  (08/17/98)              (07/24/01)
---------------------------------------------------------------------------------------------
                     ONE     FIVE     SINCE      ONE     FIVE     SINCE      ONE      SINCE
                     YEAR    YEAR   INCEPTION    YEAR    YEAR   INCEPTION    YEAR   INCEPTION
---------------------------------------------------------------------------------------------
CONSUMER PRODUCTS
   FUND             37.84%   0.64%    0.04%     37.10%   0.17%    2.05%     36.36%    10.06%
S&P 500 INDEX       35.12%  -1.20%    0.98%     35.12%  -1.20%    2.16%     35.12%     0.20%
---------------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

                                                                 ANNUAL REPORT 7


ELECTRONICS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Inception: April 1, 1998

Consolidation of the Asian chip manufacturers continues to affect this sector. Rydex Electronics Fund Investor Class returned 66.21% during the period.

           Cumulative Fund Performance: April 1, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Electronics Fund  S&P 500 Index
   ----      ----------------  -------------
  4/1/1998        10,000           10,000
 4/30/1998        10,260           10,041
 5/31/1998         8,880            9,869
 6/30/1998         8,850           10,269
 7/31/1998         9,050           10,160
 8/31/1998         7,350            8,691
 9/30/1998         8,300            9,248
10/31/1998         9,780           10,000
11/30/1998        11,190           10,606
12/31/1998        12,610           11,217
 1/31/1999        14,920           11,687
 2/28/1999        13,030           11,323
 3/31/1999        14,020           11,776
 4/30/1999        14,000           12,232
 5/31/1999        14,170           11,943
 6/30/1999        16,800           12,606
 7/31/1999        17,440           12,213
 8/31/1999        18,970           12,152
 9/30/1999        18,820           11,819
10/31/1999        20,800           12,567
11/30/1999        23,200           12,823
12/31/1999        27,940           13,578
 1/31/2000        29,570           12,896
 2/29/2000        38,740           12,651
 3/31/2000        40,100           13,889
 4/30/2000        39,460           13,471
 5/31/2000        34,360           13,195
 6/30/2000        38,570           13,520
 7/31/2000        37,090           13,309
 8/31/2000        42,840           14,135
 9/30/2000        34,600           13,389
10/31/2000        31,530           13,333
11/30/2000        22,960           12,281
12/31/2000        22,910           12,342
 1/31/2001        27,269           12,779
 2/28/2001        18,562           11,614
 3/31/2001        16,649           10,878
 4/30/2001        20,927           11,724
 5/31/2001        18,632           11,802
 6/30/2001        18,974           11,515
 7/31/2001        18,270           11,402
 8/31/2001        17,092           10,688
 9/30/2001        11,848            9,825
10/31/2001        14,314           10,012
11/30/2001        16,548           10,780
12/31/2001        16,196           10,875
 1/31/2002        16,699           10,716
 2/28/2002        14,857           10,509
 3/31/2002        17,072           10,905
 4/30/2002        15,421           10,243
 5/31/2002        14,324           10,168
 6/30/2002        11,546            9,444
 7/31/2002        10,056            8,708
 8/31/2002         9,160            8,765
 9/30/2002         7,086            7,812
10/31/2002         8,637            8,500
11/30/2002        10,901            9,000
12/31/2002         8,234            8,471
 1/31/2003         7,831            8,249
 2/28/2003         8,415            8,126
 3/31/2003         8,133            8,205
 4/30/2003         9,170            8,880
 5/31/2003        10,781            9,348
 6/30/2003        10,328            9,467
 7/31/2003        11,324            9,634
 8/31/2003        13,257            9,822
 9/30/2003        12,029            9,718
10/31/2003        14,183           10,268
11/30/2003        14,958           10,358
12/31/2003        14,223           10,901
 1/31/2004        14,596           11,101
 2/29/2004        14,042           11,256
 3/31/2004        13,519           11,086

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

--------------------------------------------------------------------------------------------
                         INVESTOR CLASS              ADVISOR CLASS              C-CLASS
                           (04/01/98)                  (04/02/98)              (03/26/01)
--------------------------------------------------------------------------------------------
                    ONE     FIVE     SINCE      ONE     FIVE     SINCE      ONE      SINCE
                    YEAR    YEAR   INCEPTION    YEAR    YEAR   INCEPTION    YEAR   INCEPTION
--------------------------------------------------------------------------------------------
ELECTRONICS FUND   66.21%  -0.73%    5.16%     65.44%  -1.25%    4.65%     64.35%   -11.40%
S&P 500 INDEX      35.12%  -1.20%    1.73%     35.12%  -1.20%    1.55%     35.12%     0.85%
--------------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

8


ENERGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

Inception: April 21, 1998

The energy sector has faced many challenges: structural changes in the market, concerns about supply, power outages and scattered refinery accidents. Additionally, The Environmental Protection Agency may restrict high sulfur gas use because of its effect on the environment, and there is some question about whether or not Venezuela will invest money to comply with EPA regulations.

But there are positives as well. Some analysts continue to think the energy sector is undervalued because its earnings are stable and low risk. The sector is experiencing wider margins in refining as a result of low inventory levels and strong demand. And high energy prices caused the sector--and Rydex Energy Fund--to outperform the broader market for the period. The Investor Class returned 36.12%, compared to the S&P 1500 Energy and Oil Index's 31.58% (the index is not the primary benchmark for the fund).

          Cumulative Fund Performance: April 21, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date          Energy Fund       S&P 500 Index
   ----          -----------       -------------
 4/21/1998          10,000             10,000
 4/30/1998           9,930              9,872
 5/31/1998           9,490              9,703
 6/30/1998           9,330             10,097
 7/31/1998           8,570              9,989
 8/31/1998           7,520              8,545
 9/30/1998           8,620              9,092
10/31/1998           8,680              9,832
11/30/1998           8,530             10,428
12/31/1998           8,350             11,029
 1/31/1999           7,760             11,490
 2/28/1999           7,700             11,133
 3/31/1999           8,990             11,578
 4/30/1999          10,190             12,027
 5/31/1999           9,860             11,743
 6/30/1999          10,070             12,394
 7/31/1999          10,290             12,007
 8/31/1999          10,470             11,948
 9/30/1999           9,970             11,620
10/31/1999           9,790             12,356
11/30/1999           9,850             12,607
12/31/1999           9,910             13,349
 1/31/2000           9,830             12,679
 2/29/2000           9,570             12,439
 3/31/2000          10,870             13,655
 4/30/2000          10,730             13,245
 5/31/2000          11,730             12,973
 6/30/2000          11,130             13,293
 7/31/2000          10,850             13,085
 8/31/2000          12,100             13,898
 9/30/2000          12,210             13,164
10/31/2000          11,590             13,108
11/30/2000          10,750             12,075
12/31/2000          12,170             12,134
 1/31/2001          11,590             12,564
 2/28/2001          11,580             11,419
 3/31/2001          11,430             10,695
 4/30/2001          12,560             11,527
 5/31/2001          12,440             11,604
 6/30/2001          11,450             11,321
 7/31/2001          11,260             11,210
 8/31/2001          10,950             10,508
 9/30/2001          10,060              9,660
10/31/2001          10,450              9,844
11/30/2001           9,967             10,599
12/31/2001          10,573             10,692
 1/31/2002          10,119             10,536
 2/28/2002          10,422             10,333
 3/31/2002          11,371             10,721
 4/30/2002          10,997             10,071
 5/31/2002          10,553              9,997
 6/30/2002          10,200              9,285
 7/31/2002           8,877              8,561
 8/31/2002           9,048              8,617
 9/30/2002           8,321              7,681
10/31/2002           8,766              8,357
11/30/2002           9,024              8,849
12/31/2002           9,176              8,329
 1/31/2003           8,873              8,111
 2/28/2003           8,994              7,989
 3/31/2003           8,893              8,067
 4/30/2003           8,994              8,731
 5/31/2003          10,055              9,191
 6/30/2003           9,974              9,308
 7/31/2003           9,499              9,472
 8/31/2003          10,005              9,657
 9/30/2003           9,792              9,554
10/31/2003           9,984             10,095
11/30/2003          10,108             10,184
12/31/2003          11,375             10,718
 1/31/2004          11,528             10,915
 2/29/2004          12,126             11,066
 3/31/2004          12,105             10,899






AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

-----------------------------------------------------------------------------------------
                      INVESTOR CLASS              ADVISOR CLASS              C-CLASS
                        (04/21/98)                  (05/05/98)              (04/19/01)
-----------------------------------------------------------------------------------------
                 ONE     FIVE     SINCE      ONE     FIVE     SINCE      ONE      SINCE
                 YEAR    YEAR   INCEPTION    YEAR    YEAR   INCEPTION    YEAR   INCEPTION
-----------------------------------------------------------------------------------------
ENERGY FUND     36.12%   6.13%    3.27%     35.79%   5.62%    2.79%     34.86%    -0.31%
S&P 500 INDEX   35.12%  -1.20%    1.46%     35.12%  -1.20%    1.63%     35.12%    -1.99%
-----------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

                                                                 ANNUAL REPORT 9


ENERGY SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

Inception: April 1, 1998

When energy prices are above average, there is usually an increase in drilling, but that did not occur during this period. This is so in large part because field decline rates are blocking efforts to increase production and because the most promising areas for drilling (such as Alaska's Arctic National Wildlife Refuge) are restricted. Furthermore, drilling companies are focused on return on investment more than they have been in the past--in an effort to strengthen their balance sheets, they are using cash to buy back shares and pay down debt rather than to pay for drilling. Rydex Energy Services Fund Investor Class returned 25.16% for the period.

           Cumulative Fund Performance: April 1, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Energy Services Fund   S&P 500 Index
----------   --------------------   -------------
  4/1/1998          10,000             10,000
 4/30/1998          10,240             10,041
 5/31/1998           9,300              9,869
 6/30/1998           8,360             10,269
 7/31/1998           6,660             10,160
 8/31/1998           4,550              8,691
 9/30/1998           5,420              9,248
10/31/1998           6,190             10,000
11/30/1998           4,770             10,606
12/31/1998           4,840             11,217
 1/31/1999           4,610             11,687
 2/28/1999           4,360             11,323
 3/31/1999           6,020             11,776
 4/30/1999           6,810             12,232
 5/31/1999           6,450             11,943
 6/30/1999           6,940             12,606
 7/31/1999           7,090             12,213
 8/31/1999           7,480             12,152
 9/30/1999           6,740             11,819
10/31/1999           6,440             12,567
11/30/1999           6,530             12,823
12/31/1999           7,010             13,578
 1/31/2000           6,900             12,896
 2/29/2000           8,030             12,651
 3/31/2000           9,310             13,889
 4/30/2000           9,240             13,471
 5/31/2000           9,960             13,195
 6/30/2000           9,650             13,520
 7/31/2000           9,230             13,309
 8/31/2000          10,670             14,135
 9/30/2000          10,410             13,389
10/31/2000           9,110             13,333
11/30/2000           7,800             12,281
12/31/2000           9,910             12,342
 1/31/2001          10,050             12,779
 2/28/2001           9,810             11,614
 3/31/2001           9,100             10,878
 4/30/2001          10,390             11,724
 5/31/2001          10,000             11,802
 6/30/2001           7,970             11,515
 7/31/2001           7,340             11,402
 8/31/2001           6,420             10,688
 9/30/2001           5,510              9,825
10/31/2001           6,550             10,012
11/30/2001           6,300             10,780
12/31/2001           6,760             10,875
 1/31/2002           6,480             10,716
 2/28/2002           6,780             10,509
 3/31/2002           7,490             10,905
 4/30/2002           7,610             10,243
 5/31/2002           7,420             10,168
 6/30/2002           6,560              9,444
 7/31/2002           5,670              8,708
 8/31/2002           5,820              8,765
 9/30/2002           5,350              7,812
10/31/2002           5,750              8,500
11/30/2002           6,100              9,000
12/31/2002           6,060              8,471
 1/31/2003           5,780              8,249
 2/28/2003           6,080              8,126
 3/31/2003           5,790              8,205
 4/30/2003           5,847              8,880
 5/31/2003           6,823              9,348
 6/30/2003           6,417              9,467
 7/31/2003           5,890              9,634
 8/31/2003           6,320              9,822
 9/30/2003           5,917              9,718
10/31/2003           5,883             10,268
11/30/2003           5,863             10,358
12/31/2003           6,587             10,901
 1/31/2004           7,030             11,101
 2/29/2004           7,467             11,256
 3/31/2004           7,247             11,086











AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

-------------------------------------------------------------------------------------------
                       INVESTOR CLASS               ADVISOR CLASS              C-CLASS
                         (04/01/98)                  (04/02/98)              (03/30/01)
-------------------------------------------------------------------------------------------
                   ONE    FIVE      SINCE      ONE    FIVE      SINCE      ONE      SINCE
                  YEAR    YEAR    INCEPTION   YEAR    YEAR    INCEPTION   YEAR    INCEPTION
-------------------------------------------------------------------------------------------
ENERGY SERVICES
   FUND           25.16%   3.78%    -5.23%    24.51%   3.27%    -5.42%    23.94%    -8.19%
S&P 500 INDEX     35.12%  -1.20%     1.73%    35.12%  -1.20%     1.55%    35.12%     0.63%
-------------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

10


FINANCIAL SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the financial services sector, including commercial banks, savings and loans institutions, insurance companies, brokerage companies and real-estate and leasing companies.

Inception: April 2, 1998

The financial services sector--now the largest sector weight in the S&P 500 Index--beat the S&P 500 Index by more than 10% during the period. Diversified financials (capital markets and consumer finance, etc.) were up more than 50%. Consumer finance companies like credit card issuers did well during the period due to lower rates. And banks, which were the worst performers in the group, still fared better than the S&P 500 Index. The steep yield curve is good for banks, and as markets rebound, they typically make more money in the transaction area of their business. REITs also continued to be popular due to high dividends. Capital markets, such as IPOs, have been picking up, and that has helped the sector. Rydex Financial Services Fund Investor Class returned 45.36% for the period.

           Cumulative Fund Performance: April 2, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Financial Services Fund   S&P 500 Index
----------   -----------------------   -------------
  4/2/1998           10,000               10,000
 4/30/1998           10,020                9,935
 5/31/1998            9,770                9,764
 6/30/1998           10,170               10,161
 7/31/1998           10,190               10,053
 8/31/1998            7,730                8,599
 9/30/1998            7,760                9,150
10/31/1998            8,700                9,894
11/30/1998            9,220               10,494
12/31/1998            9,380               11,099
 1/31/1999            9,570               11,563
 2/28/1999            9,650               11,204
 3/31/1999            9,990               11,652
 4/30/1999           10,550               12,103
 5/31/1999            9,970               11,817
 6/30/1999           10,370               12,473
 7/31/1999            9,680               12,084
 8/31/1999            9,210               12,024
 9/30/1999            8,620               11,694
10/31/1999            9,980               12,434
11/30/1999            9,494               12,687
12/31/1999            9,243               13,434
 1/31/2000            8,903               12,759
 2/29/2000            8,001               12,518
 3/31/2000            9,494               13,742
 4/30/2000            9,083               13,329
 5/31/2000            9,604               13,055
 6/30/2000            9,093               13,377
 7/31/2000            9,874               13,168
 8/31/2000           10,906               13,986
 9/30/2000           11,166               13,248
10/31/2000           11,066               13,192
11/30/2000           10,305               12,152
12/31/2000           11,256               12,211
 1/31/2001           11,186               12,644
 2/28/2001           10,395               11,491
 3/31/2001           10,014               10,763
 4/30/2001           10,305               11,600
 5/31/2001           10,645               11,678
 6/30/2001           10,555               11,393
 7/31/2001           10,375               11,281
 8/31/2001            9,744               10,575
 9/30/2001            9,213                9,721
10/31/2001            8,853                9,906
11/30/2001            9,504               10,666
12/31/2001            9,797               10,760
 1/31/2002            9,736               10,603
 2/28/2002            9,726               10,398
 3/31/2002           10,354               10,789
 4/30/2002           10,283               10,135
 5/31/2002           10,283               10,061
 6/30/2002            9,757                9,344
 7/31/2002            8,876                8,615
 8/31/2002            9,048                8,672
 9/30/2002            7,844                7,730
10/31/2002            8,239                8,410
11/30/2002            8,529                8,905
12/31/2002            8,235                8,382
 1/31/2003            8,104                8,162
 2/28/2003            7,870                8,040
 3/31/2003            7,769                8,118
 4/30/2003            8,560                8,786
 5/31/2003            9,097                9,249
 6/30/2003            9,118                9,367
 7/31/2003            9,534                9,533
 8/31/2003            9,503                9,718
 9/30/2003            9,534                9,615
10/31/2003           10,183               10,159
11/30/2003           10,315               10,249
12/31/2003           10,682               10,786
 1/31/2004           11,089               10,984
 2/29/2004           11,446               11,137
 3/31/2004           11,293               10,969

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

----------------------------------------------------------------------------------------------
                          INVESTOR CLASS               ADVISOR CLASS              C-CLASS
                            (04/02/98)                  (04/06/98)               (04/19/01)
----------------------------------------------------------------------------------------------
                      ONE    FIVE      SINCE      ONE    FIVE      SINCE      ONE      SINCE
                     YEAR    YEAR    INCEPTION   YEAR    YEAR    INCEPTION   YEAR    INCEPTION
----------------------------------------------------------------------------------------------
FINANCIAL SERVICES
   FUND              45.36%   2.48%    2.05%     44.45%   2.20%    0.97%     43.78%     1.80%
S&P 500 INDEX        35.12%  -1.20%    1.55%     35.12%  -1.20%    1.54%     35.12%    -1.99%
----------------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

                                                                ANNUAL REPORT 11


HEALTH CARE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry.

Inception: April 17, 1998

Medicare legislation loomed over much of the health care industry during the period, negatively affecting pharmaceuticals. Other healthcare growth industries--managed care, equipment and medical technology--remained unscathed, however, as growth-seeking investors moved out of pharmaceuticals and into these industries.

Rydex Health Care Fund--which currently underweights large-cap pharmaceuticals and has less overall exposure to pharmaceutical companies than our peers--Investor Class was up 35.72% for the period.

          Cumulative Fund Performance: April 17, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Health Care Fund  S&P 500 Index
----------   ----------------  -------------
 4/17/1998        10,000           10,000
 4/30/1998        10,070            9,907
 5/31/1998         9,790            9,736
 6/30/1998        10,490           10,132
 7/31/1998        10,450           10,024
 8/31/1998         9,270            8,575
 9/30/1998        10,220            9,124
10/31/1998        10,550            9,866
11/30/1998        11,080           10,464
12/31/1998        11,520           11,067
 1/31/1999        11,330           11,530
 2/28/1999        11,290           11,172
 3/31/1999        11,450           11,619
 4/30/1999        10,700           12,068
 5/31/1999        10,370           11,783
 6/30/1999        10,680           12,437
 7/31/1999        10,160           12,049
 8/31/1999        10,420           11,990
 9/30/1999         9,560           11,661
10/31/1999        10,420           12,399
11/30/1999        10,605           12,651
12/31/1999        10,015           13,396
 1/31/2000        10,475           12,723
 2/29/2000         9,755           12,482
 3/31/2000        10,255           13,703
 4/30/2000        10,745           13,291
 5/31/2000        11,056           13,018
 6/30/2000        11,986           13,339
 7/31/2000        11,476           13,130
 8/31/2000        11,696           13,946
 9/30/2000        12,116           13,210
10/31/2000        12,386           13,154
11/30/2000        12,826           12,117
12/31/2000        13,127           12,176
 1/31/2001        12,036           12,608
 2/28/2001        12,206           11,459
 3/31/2001        11,256           10,733
 4/30/2001        11,566           11,567
 5/31/2001        11,736           11,644
 6/30/2001        11,406           11,361
 7/31/2001        11,756           11,249
 8/31/2001        11,366           10,545
 9/30/2001        11,346            9,693
10/31/2001        11,326            9,878
11/30/2001        11,776           10,636
12/31/2001        11,476           10,729
 1/31/2002        11,276           10,572
 2/28/2002        11,286           10,369
 3/31/2002        11,366           10,758
 4/30/2002        10,725           10,106
 5/31/2002        10,565           10,032
 6/30/2002         9,605            9,317
 7/31/2002         9,355            8,591
 8/31/2002         9,445            8,647
 9/30/2002         8,874            7,707
10/31/2002         9,235            8,386
11/30/2002         9,405            8,879
12/31/2002         9,175            8,358
 1/31/2003         9,205            8,139
 2/28/2003         9,005            8,017
 3/31/2003         9,215            8,095
 4/30/2003         9,785            8,761
 5/31/2003        10,475            9,223
 6/30/2003        10,745            9,341
 7/31/2003        11,226            9,505
 8/31/2003        11,146            9,691
 9/30/2003        11,186            9,588
10/31/2003        11,486           10,130
11/30/2003        11,776           10,219
12/31/2003        12,146           10,755
 1/31/2004        12,616           10,953
 2/29/2004        12,686           11,105
 3/31/2004        12,506           10,937

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

--------------------------------------------------------------------------------------------
                        INVESTOR CLASS               ADVISOR CLASS              C-CLASS
                          (04/17/98)                   (05/11/98)              (03/30/01)
--------------------------------------------------------------------------------------------
                    ONE    FIVE      SINCE      ONE    FIVE      SINCE      ONE      SINCE
                   YEAR    YEAR    INCEPTION   YEAR    YEAR    INCEPTION   YEAR    INCEPTION
--------------------------------------------------------------------------------------------
HEALTH CARE FUND   35.72%   1.78%    3.83%     35.01%   1.28%    3.44%     34.11%    2.48%
S&P 500 INDEX      35.12%  -1.20%    1.52%     35.12%  -1.20%    1.76%     35.12%    0.63%
--------------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

12


INTERNET FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

Inception: April 6, 2000

Rydex Internet Fund Investor Class was up 74.55%, led by Internet/software companies. The internet sector had a stellar year, led by established companies like Yahoo, which was up more than 100%. The fund's exposure to communications equipment makers like Cisco--which was up 82%--also helped give the fund such strong performance.

           Cumulative Fund Performance: April 6, 2000 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Internet Fund  S&P 500 Index
----------   -------------  -------------
  4/6/2000      10,000          10,000
  4/7/2000      10,370          10,100
  4/8/2000      10,370          10,100
  4/9/2000      10,370          10,100
 4/10/2000       9,620          10,021
 4/11/2000       9,180           9,996
 4/12/2000       8,430           9,774
 4/13/2000       8,040           9,596
 4/14/2000       7,300           9,037
 4/15/2000       7,300           9,037
 4/16/2000       7,300           9,037
 4/17/2000       7,710           9,336
 4/18/2000       8,460           9,604
 4/19/2000       8,300           9,510
 4/20/2000       8,140           9,557
 4/21/2000       8,140           9,557
 4/22/2000       8,140           9,557
 4/23/2000       8,140           9,557
 4/24/2000       7,670           9,526
 4/25/2000       8,250           9,843
 4/26/2000       8,090           9,734
 4/27/2000       8,430           9,761
 4/28/2000       8,660           9,679
 4/29/2000       8,660           9,679
 4/30/2000       8,660           9,679
  5/1/2000       8,820           9,784
  5/2/2000       8,360           9,638
  5/3/2000       8,170           9,431
  5/4/2000       8,190           9,395
  5/5/2000       8,390           9,548
  5/6/2000       8,390           9,548
  5/7/2000       8,390           9,548
  5/8/2000       8,010           9,493
  5/9/2000       7,820           9,413
 5/10/2000       7,410           9,221
 5/11/2000       7,550           9,388
 5/12/2000       7,640           9,476
 5/13/2000       7,640           9,476
 5/14/2000       7,640           9,476
 5/15/2000       7,900           9,686
 5/16/2000       8,190           9,777
 5/17/2000       8,010           9,657
 5/18/2000       7,680           9,586
 5/19/2000       7,260           9,385
 5/20/2000       7,260           9,385
 5/21/2000       7,260           9,385
 5/22/2000       7,330           9,343
 5/23/2000       6,730           9,164
 5/24/2000       6,980           9,333
 5/25/2000       6,730           9,216
 5/26/2000       6,700           9,193
 5/27/2000       6,700           9,193
 5/28/2000       6,700           9,193
 5/29/2000       6,700           9,193
 5/30/2000       7,300           9,491
 5/31/2000       7,040           9,480
  6/1/2000       7,500           9,669
  6/2/2000       8,280           9,859
  6/3/2000       8,280           9,859
  6/4/2000       8,280           9,859
  6/5/2000       8,240           9,794
  6/6/2000       7,940           9,729
  6/7/2000       8,290           9,820
  6/8/2000       8,270           9,756
  6/9/2000       8,350           9,725
 6/10/2000       8,350           9,725
 6/11/2000       8,350           9,725
 6/12/2000       7,970           9,652
 6/13/2000       8,080           9,809
 6/14/2000       7,970           9,817
 6/15/2000       8,060           9,872
 6/16/2000       8,090           9,777
 6/17/2000       8,090           9,777
 6/18/2000       8,090           9,777
 6/19/2000       8,180           9,921
 6/20/2000       8,400           9,854
 6/21/2000       8,400           9,876
 6/22/2000       8,050           9,696
 6/23/2000       7,660           9,625
 6/24/2000       7,660           9,625
 6/25/2000       7,660           9,625
 6/26/2000       7,630           9,717
 6/27/2000       7,640           9,685
 6/28/2000       7,730           9,715
 6/29/2000       7,570           9,632
 6/30/2000       7,770           9,714
  7/1/2000       7,770           9,714
  7/2/2000       7,770           9,714
  7/3/2000       7,850           9,814
  7/4/2000       7,850           9,814
  7/5/2000       7,600           9,660
  7/6/2000       7,690           9,731
  7/7/2000       7,640           9,880
  7/8/2000       7,640           9,880
  7/9/2000       7,640           9,880
 7/10/2000       7,470           9,858
 7/11/2000       7,200           9,893
 7/12/2000       7,820           9,974
 7/13/2000       8,170           9,994
 7/14/2000       8,550          10,088
 7/15/2000       8,550          10,088
 7/16/2000       8,550          10,088
 7/17/2000       8,640          10,092
 7/18/2000       8,420           9,980
 7/19/2000       8,280           9,902
 7/20/2000       8,660           9,993
 7/21/2000       8,460           9,890
 7/22/2000       8,460           9,890
 7/23/2000       8,460           9,890
 7/24/2000       8,110           9,784
 7/25/2000       8,280           9,852
 7/26/2000       8,150           9,705
 7/27/2000       7,780           9,687
 7/28/2000       7,400           9,489
 7/29/2000       7,400           9,489
 7/30/2000       7,400           9,489
 7/31/2000       7,590           9,562
  8/1/2000       7,410           9,611
  8/2/2000       7,370           9,615
  8/3/2000       7,620           9,709
  8/4/2000       7,720           9,779
  8/5/2000       7,720           9,779
  8/6/2000       7,720           9,779
  8/7/2000       7,910           9,889
  8/8/2000       7,870           9,913
  8/9/2000       7,790           9,848
 8/10/2000       7,570           9,765
 8/11/2000       7,610           9,843
 8/12/2000       7,610           9,843
 8/13/2000       7,610           9,843
 8/14/2000       7,760           9,975
 8/15/2000       7,840           9,927
 8/16/2000       7,860           9,898
 8/17/2000       7,980          10,006
 8/18/2000       7,900           9,978
 8/19/2000       7,900           9,978
 8/20/2000       7,900           9,978
 8/21/2000       8,010          10,030
 8/22/2000       8,010          10,021
 8/23/2000       8,240          10,074
 8/24/2000       8,380          10,090
 8/25/2000       8,330          10,077
 8/26/2000       8,330          10,077
 8/27/2000       8,330          10,077
 8/28/2000       8,270          10,128
 8/29/2000       8,260          10,101
 8/30/2000       8,500          10,055
 8/31/2000       8,550          10,156
  9/1/2000       8,500          10,177
  9/2/2000       8,500          10,177
  9/3/2000       8,500          10,177
  9/4/2000       8,500          10,177
  9/5/2000       8,540          10,085
  9/6/2000       8,280           9,987
  9/7/2000       8,310          10,056
  9/8/2000       8,090          10,002
  9/9/2000       8,090          10,002
 9/10/2000       8,090          10,002
 9/11/2000       7,950           9,967
 9/12/2000       7,830           9,919
 9/13/2000       7,950           9,940
 9/14/2000       8,060           9,914
 9/15/2000       7,920           9,813
 9/16/2000       7,920           9,813
 9/17/2000       7,920           9,813
 9/18/2000       7,710           9,670
 9/19/2000       7,890           9,773
 9/20/2000       7,960           9,716
 9/21/2000       7,810           9,701
 9/22/2000       7,890           9,699
 9/23/2000       7,890           9,699
 9/24/2000       7,890           9,699
 9/25/2000       7,750           9,634
 9/26/2000       7,550           9,555
 9/27/2000       7,250           9,552
 9/28/2000       7,530           9,765
 9/29/2000       7,290           9,620
 9/30/2000       7,290           9,620
 10/1/2000       7,290           9,620
 10/2/2000       7,000           9,618
 10/3/2000       6,710           9,553
 10/4/2000       7,000           9,607
 10/5/2000       6,780           9,622
 10/6/2000       6,480           9,439
 10/7/2000       6,480           9,439
 10/8/2000       6,480           9,439
 10/9/2000       6,520           9,392
10/10/2000       6,290           9,292
10/11/2000       5,870           9,142
10/12/2000       5,500           8,909
10/13/2000       6,020           9,207
10/14/2000       6,020           9,207
10/15/2000       6,020           9,207
10/16/2000       6,040           9,210
10/17/2000       5,620           9,045
10/18/2000       5,580           8,993
10/19/2000       6,010           9,305
10/20/2000       6,120           9,360
10/21/2000       6,120           9,360
10/22/2000       6,120           9,360
10/23/2000       6,100           9,352
10/24/2000       6,000           9,368
10/25/2000       5,700           9,145
10/26/2000       5,710           9,142
10/27/2000       5,640           9,244
10/28/2000       5,640           9,244
10/29/2000       5,640           9,244
10/30/2000       5,430           9,373
10/31/2000       5,920           9,579
 11/1/2000       5,960           9,525
 11/2/2000       6,260           9,573
 11/3/2000       6,280           9,563
 11/4/2000       6,280           9,563
 11/5/2000       6,280           9,563
 11/6/2000       6,200           9,600
 11/7/2000       6,300           9,598
 11/8/2000       5,870           9,447
 11/9/2000       5,550           9,388
11/10/2000       5,250           9,159
11/11/2000       5,250           9,159
11/12/2000       5,250           9,159
11/13/2000       5,050           9,061
11/14/2000       5,370           9,274
11/15/2000       5,330           9,321
11/16/2000       5,050           9,204
11/17/2000       5,030           9,174
11/18/2000       5,030           9,174
11/19/2000       5,030           9,174
11/20/2000       4,670           9,005
11/21/2000       4,520           9,038
11/22/2000       4,260           8,870
11/23/2000       4,260           8,870
11/24/2000       4,590           9,000
11/25/2000       4,590           9,000
11/26/2000       4,590           9,000
11/27/2000       4,560           9,049
11/28/2000       4,270           8,963
11/29/2000       4,320           9,005
11/30/2000       4,120           8,824
 12/1/2000       4,170           8,826
 12/2/2000       4,170           8,826
 12/3/2000       4,170           8,826
 12/4/2000       4,100           8,891
 12/5/2000       4,660           9,237
 12/6/2000       4,480           9,071
 12/7/2000       4,320           9,018
 12/8/2000       4,550           9,195
 12/9/2000       4,550           9,195
12/10/2000       4,550           9,195
12/11/2000       4,670           9,264
12/12/2000       4,640           9,204
12/13/2000       4,410           9,130
12/14/2000       4,270           9,003
12/15/2000       4,210           8,809
12/16/2000       4,210           8,809
12/17/2000       4,210           8,809
12/18/2000       3,900           8,881
12/19/2000       3,630           8,766
12/20/2000       3,300           8,492
12/21/2000       3,260           8,560
12/22/2000       3,600           8,769
12/23/2000       3,600           8,769
12/24/2000       3,600           8,769
12/25/2000       3,600           8,769
12/26/2000       3,560           8,831
12/27/2000       3,520           8,925
12/28/2000       3,570           8,961
12/29/2000       3,410           8,867
12/30/2000       3,410           8,867
12/31/2000       3,410           8,867
  1/1/2001       3,410           8,867
  1/2/2001       3,040           8,619
  1/3/2001       3,740           9,051
  1/4/2001       3,610           8,956
  1/5/2001       3,310           8,721
  1/6/2001       3,310           8,721
  1/7/2001       3,310           8,721
  1/8/2001       3,230           8,706
  1/9/2001       3,440           8,740
 1/10/2001       3,580           8,824
 1/11/2001       3,780           8,915
 1/12/2001       3,780           8,858
 1/13/2001       3,780           8,858
 1/14/2001       3,780           8,858
 1/15/2001       3,780           8,858
 1/16/2001       3,860           8,914
 1/17/2001       4,010           8,934
 1/18/2001       4,140           9,058
 1/19/2001       4,120           9,022
 1/20/2001       4,120           9,022
 1/21/2001       4,120           9,022
 1/22/2001       4,100           9,024
 1/23/2001       4,330           9,142
 1/24/2001       4,540           9,168
 1/25/2001       4,210           9,122
 1/26/2001       4,200           9,106
 1/27/2001       4,200           9,106
 1/28/2001       4,200           9,106
 1/29/2001       4,350           9,168
 1/30/2001       4,310           9,233
 1/31/2001       4,160           9,182
  2/1/2001       4,090           9,233
  2/2/2001       3,810           9,071
  2/3/2001       3,810           9,071
  2/4/2001       3,810           9,071
  2/5/2001       3,760           9,104
  2/6/2001       3,810           9,091
  2/7/2001       3,620           9,016
  2/8/2001       3,550           8,960
  2/9/2001       3,360           8,841
 2/10/2001       3,360           8,841
 2/11/2001       3,360           8,841
 2/12/2001       3,450           8,946
 2/13/2001       3,360           8,869
 2/14/2001       3,470           8,851
 2/15/2001       3,590           8,924
 2/16/2001       3,340           8,755
 2/17/2001       3,340           8,755
 2/18/2001       3,340           8,755
 2/19/2001       3,340           8,755
 2/20/2001       3,110           8,604
 2/21/2001       3,040           8,445
 2/22/2001       3,000           8,429
 2/23/2001       3,020           8,382
 2/24/2001       3,020           8,382
 2/25/2001       3,020           8,382
 2/26/2001       3,110           8,529
 2/27/2001       2,920           8,464
 2/28/2001       2,840           8,345
  3/1/2001       2,870           8,353
  3/2/2001       2,710           8,306
  3/3/2001       2,710           8,306
  3/4/2001       2,710           8,306
  3/5/2001       2,780           8,356
  3/6/2001       2,890           8,439
  3/7/2001       2,880           8,495
  3/8/2001       2,710           8,515
  3/9/2001       2,500           8,304
 3/10/2001       2,500           8,304
 3/11/2001       2,500           8,304
 3/12/2001       2,330           7,946
 3/13/2001       2,470           8,065
 3/14/2001       2,380           7,857
 3/15/2001       2,360           7,903
 3/16/2001       2,270           7,748
 3/17/2001       2,270           7,748
 3/18/2001       2,270           7,748
 3/19/2001       2,390           7,885
 3/20/2001       2,240           7,695
 3/21/2001       2,200           7,557
 3/22/2001       2,270           7,527
 3/23/2001       2,290           7,677
 3/24/2001       2,290           7,677
 3/25/2001       2,290           7,677
 3/26/2001       2,270           7,763
 3/27/2001       2,340           7,962
 3/28/2001       2,120           7,768
 3/29/2001       2,050           7,733
 3/30/2001       2,090           7,816
 3/31/2001       2,090           7,816
  4/1/2001       2,090           7,816
  4/2/2001       1,970           7,719
  4/3/2001       1,750           7,453
  4/4/2001       1,740           7,433
  4/5/2001       1,970           7,758
  4/6/2001       1,880           7,604
  4/7/2001       1,880           7,604
  4/8/2001       1,880           7,604
  4/9/2001       1,920           7,666
 4/10/2001       2,100           7,875
 4/11/2001       2,200           7,858
 4/12/2001       2,310           7,977
 4/13/2001       2,310           7,977
 4/14/2001       2,310           7,977
 4/15/2001       2,310           7,977
 4/16/2001       2,240           7,951
 4/17/2001       2,260           8,033
 4/18/2001       2,500           8,345
 4/19/2001       2,670           8,450
 4/20/2001       2,640           8,378
 4/21/2001       2,640           8,378
 4/22/2001       2,640           8,378
 4/23/2001       2,468           8,253
 4/24/2001       2,375           8,152
 4/25/2001       2,423           8,282
 4/26/2001       2,379           8,322
 4/27/2001       2,447           8,447
 4/28/2001       2,447           8,447
 4/29/2001       2,447           8,447
 4/30/2001       2,535           8,423
  5/1/2001       2,633           8,538
  5/2/2001       2,782           8,545
  5/3/2001       2,648           8,419
  5/4/2001       2,732           8,541
  5/5/2001       2,732           8,541
  5/6/2001       2,732           8,541
  5/7/2001       2,685           8,520
  5/8/2001       2,742           8,505
  5/9/2001       2,668           8,468
 5/10/2001       2,630           8,467
 5/11/2001       2,587           8,404
 5/12/2001       2,587           8,404
 5/13/2001       2,587           8,404
 5/14/2001       2,536           8,426
 5/15/2001       2,522           8,430
 5/16/2001       2,661           8,671
 5/17/2001       2,692           8,695
 5/18/2001       2,734           8,720
 5/19/2001       2,734           8,720
 5/20/2001       2,734           8,720
 5/21/2001       2,944           8,861
 5/22/2001       2,964           8,837
 5/23/2001       2,833           8,701
 5/24/2001       2,856           8,728
 5/25/2001       2,785           8,625
 5/26/2001       2,785           8,625
 5/27/2001       2,785           8,625
 5/28/2001       2,785           8,625
 5/29/2001       2,608           8,559
 5/30/2001       2,468           8,427
 5/31/2001       2,513           8,480
  6/1/2001       2,528           8,512
  6/2/2001       2,528           8,512
  6/3/2001       2,528           8,512
  6/4/2001       2,517           8,556
  6/5/2001       2,627           8,667
  6/6/2001       2,594           8,577
  6/7/2001       2,637           8,624
  6/8/2001       2,520           8,543
  6/9/2001       2,520           8,543
 6/10/2001       2,520           8,543
 6/11/2001       2,471           8,472
 6/12/2001       2,483           8,482
 6/13/2001       2,379           8,387
 6/14/2001       2,266           8,241
 6/15/2001       2,215           8,203
 6/16/2001       2,215           8,203
 6/17/2001       2,215           8,203
 6/18/2001       2,120           8,164
 6/19/2001       2,132           8,192
 6/20/2001       2,215           8,263
 6/21/2001       2,274           8,357
 6/22/2001       2,232           8,278
 6/23/2001       2,232           8,278
 6/24/2001       2,232           8,278
 6/25/2001       2,289           8,233
 6/26/2001       2,274           8,220
 6/27/2001       2,300           8,183
 6/28/2001       2,335           8,285
 6/29/2001       2,383           8,273
 6/30/2001       2,383           8,273
  7/1/2001       2,383           8,273
  7/2/2001       2,384           8,356
  7/3/2001       2,360           8,342
  7/4/2001       2,360           8,342
  7/5/2001       2,267           8,241
  7/6/2001       2,176           8,049
  7/7/2001       2,176           8,049
  7/8/2001       2,176           8,049
  7/9/2001       2,232           8,105
 7/10/2001       2,133           7,989
 7/11/2001       2,100           7,980
 7/12/2001       2,260           8,169
 7/13/2001       2,260           8,220
 7/14/2001       2,260           8,220
 7/15/2001       2,260           8,220
 7/16/2001       2,184           8,131
 7/17/2001       2,210           8,212
 7/18/2001       2,077           8,167
 7/19/2001       2,081           8,216
 7/20/2001       2,105           8,188
 7/21/2001       2,105           8,188
 7/22/2001       2,105           8,188
 7/23/2001       2,058           8,054
 7/24/2001       2,009           7,923
 7/25/2001       2,027           8,051
 7/26/2001       2,096           8,135
 7/27/2001       2,124           8,155
 7/28/2001       2,124           8,155
 7/29/2001       2,124           8,155
 7/30/2001       2,095           8,146
 7/31/2001       2,114           8,192
  8/1/2001       2,173           8,225
  8/2/2001       2,179           8,258
  8/3/2001       2,162           8,216
  8/4/2001       2,162           8,216
  8/5/2001       2,162           8,216
  8/6/2001       2,129           8,122
  8/7/2001       2,122           8,149
  8/8/2001       2,043           8,009
  8/9/2001       2,034           8,010
 8/10/2001       1,988           8,056
 8/11/2001       1,988           8,056
 8/12/2001       1,988           8,056
 8/13/2001       1,999           8,064
 8/14/2001       1,962           8,033
 8/15/2001       1,883           7,976
 8/16/2001       1,896           8,001
 8/17/2001       1,818           7,868
 8/18/2001       1,818           7,868
 8/19/2001       1,818           7,868
 8/20/2001       1,838           7,932
 8/21/2001       1,767           7,836
 8/22/2001       1,785           7,891
 8/23/2001       1,765           7,870
 8/24/2001       1,881           8,024
 8/25/2001       1,881           8,024
 8/26/2001       1,881           8,024
 8/27/2001       1,858           7,986
 8/28/2001       1,788           7,866
 8/29/2001       1,746           7,780
 8/30/2001       1,662           7,648
 8/31/2001       1,697           7,679
  9/1/2001       1,697           7,679
  9/2/2001       1,697           7,679
  9/3/2001       1,697           7,679
  9/4/2001       1,640           7,675
  9/5/2001       1,591           7,668
  9/6/2001       1,532           7,497
  9/7/2001       1,512           7,357
  9/8/2001       1,512           7,357
  9/9/2001       1,512           7,357
 9/10/2001       1,557           7,403
 9/11/2001       1,557           7,403
 9/12/2001       1,557           7,403
 9/13/2001       1,557           7,403
 9/14/2001       1,557           7,403
 9/15/2001       1,557           7,403
 9/16/2001       1,557           7,403
 9/17/2001       1,427           7,041
 9/18/2001       1,400           7,000
 9/19/2001       1,395           6,888
 9/20/2001       1,336           6,674
 9/21/2001       1,300           6,547
 9/22/2001       1,300           6,547
 9/23/2001       1,300           6,547
 9/24/2001       1,383           6,802
 9/25/2001       1,378           6,862
 9/26/2001       1,310           6,829
 9/27/2001       1,289           6,907
 9/28/2001       1,321           7,059
 9/29/2001       1,321           7,059
 9/30/2001       1,321           7,059
 10/1/2001       1,299           7,043
 10/2/2001       1,303           7,129
 10/3/2001       1,414           7,273
 10/4/2001       1,444           7,255
 10/5/2001       1,449           7,268
 10/6/2001       1,449           7,268
 10/7/2001       1,449           7,268
 10/8/2001       1,454           7,208
 10/9/2001       1,433           7,170
10/10/2001       1,494           7,334
10/11/2001       1,603           7,446
10/12/2001       1,613           7,407
10/13/2001       1,613           7,407
10/14/2001       1,613           7,407
10/15/2001       1,611           7,396
10/16/2001       1,642           7,447
10/17/2001       1,525           7,309
10/18/2001       1,547           7,252
10/19/2001       1,534           7,285
10/20/2001       1,534           7,285
10/21/2001       1,534           7,285
10/22/2001       1,557           7,396
10/23/2001       1,575           7,361
10/24/2001       1,610           7,364
10/25/2001       1,668           7,465
10/26/2001       1,650           7,496
10/27/2001       1,650           7,496
10/28/2001       1,650           7,496
10/29/2001       1,562           7,318
10/30/2001       1,524           7,193
10/31/2001       1,520           7,194
 11/1/2001       1,558           7,359
 11/2/2001       1,548           7,381
 11/3/2001       1,548           7,381
 11/4/2001       1,548           7,381
 11/5/2001       1,619           7,487
 11/6/2001       1,679           7,596
 11/7/2001       1,698           7,578
 11/8/2001       1,710           7,597
 11/9/2001       1,737           7,609
11/10/2001       1,737           7,609
11/11/2001       1,737           7,609
11/12/2001       1,747           7,595
11/13/2001       1,806           7,737
11/14/2001       1,852           7,754
11/15/2001       1,852           7,761
11/16/2001       1,853           7,737
11/17/2001       1,853           7,737
11/18/2001       1,853           7,737
11/19/2001       1,917           7,821
11/20/2001       1,817           7,765
11/21/2001       1,803           7,727
11/22/2001       1,803           7,727
11/23/2001       1,837           7,817
11/24/2001       1,837           7,817
11/25/2001       1,837           7,817
11/26/2001       1,900           7,865
11/27/2001       1,894           7,811
11/28/2001       1,812           7,670
11/29/2001       1,853           7,751
11/30/2001       1,845           7,745
 12/1/2001       1,845           7,745
 12/2/2001       1,845           7,745
 12/3/2001       1,787           7,680
 12/4/2001       1,874           7,782
 12/5/2001       1,963           7,958
 12/6/2001       1,971           7,936
 12/7/2001       1,905           7,877
 12/8/2001       1,905           7,877
 12/9/2001       1,905           7,877
12/10/2001       1,879           7,752
12/11/2001       1,917           7,730
12/12/2001       1,924           7,733
12/13/2001       1,831           7,613
12/14/2001       1,827           7,639
12/15/2001       1,827           7,639
12/16/2001       1,827           7,639
12/17/2001       1,868           7,716
12/18/2001       1,907           7,774
12/19/2001       1,880           7,819
12/20/2001       1,777           7,755
12/21/2001       1,811           7,789
12/22/2001       1,811           7,789
12/23/2001       1,811           7,789
12/24/2001       1,799           7,787
12/25/2001       1,799           7,787
12/26/2001       1,821           7,819
12/27/2001       1,851           7,875
12/28/2001       1,875           7,901
12/29/2001       1,875           7,901
12/30/2001       1,875           7,901
12/31/2001       1,837           7,813
  1/1/2002       1,837           7,813
  1/2/2002       1,891           7,859
  1/3/2002       1,971           7,931
  1/4/2002       2,006           7,981
  1/5/2002       2,006           7,981
  1/6/2002       2,006           7,981
  1/7/2002       1,972           7,929
  1/8/2002       1,992           7,902
  1/9/2002       1,998           7,865
 1/10/2002       1,989           7,875
 1/11/2002       1,961           7,801
 1/12/2002       1,961           7,801
 1/13/2002       1,961           7,801
 1/14/2002       1,904           7,752
 1/15/2002       1,892           7,805
 1/16/2002       1,806           7,678
 1/17/2002       1,866           7,755
 1/18/2002       1,822           7,679
 1/19/2002       1,822           7,679
 1/20/2002       1,822           7,679
 1/21/2002       1,822           7,679
 1/22/2002       1,745           7,622
 1/23/2002       1,794           7,683
 1/24/2002       1,822           7,710
 1/25/2002       1,815           7,717
 1/26/2002       1,815           7,717
 1/27/2002       1,815           7,717
 1/28/2002       1,824           7,716
 1/29/2002       1,761           7,496
 1/30/2002       1,747           7,585
 1/31/2002       1,746           7,699
  2/1/2002       1,709           7,645
  2/2/2002       1,709           7,645
  2/3/2002       1,709           7,645
  2/4/2002       1,613           7,456
  2/5/2002       1,575           7,426
  2/6/2002       1,557           7,382
  2/7/2002       1,518           7,361
  2/8/2002       1,583           7,470
  2/9/2002       1,583           7,470
 2/10/2002       1,583           7,470
 2/11/2002       1,617           7,578
 2/12/2002       1,594           7,548
 2/13/2002       1,604           7,625
 2/14/2002       1,573           7,612
 2/15/2002       1,511           7,528
 2/16/2002       1,511           7,528
 2/17/2002       1,511           7,528
 2/18/2002       1,511           7,528
 2/19/2002       1,460           7,387
 2/20/2002       1,457           7,487
 2/21/2002       1,398           7,371
 2/22/2002       1,400           7,432
 2/23/2002       1,400           7,432
 2/24/2002       1,400           7,432
 2/25/2002       1,452           7,565
 2/26/2002       1,447           7,565
 2/27/2002       1,414           7,572
 2/28/2002       1,401           7,551
  3/1/2002       1,494           7,722
  3/2/2002       1,494           7,722
  3/3/2002       1,494           7,722
  3/4/2002       1,595           7,872
  3/5/2002       1,611           7,820
  3/6/2002       1,629           7,935
  3/7/2002       1,620           7,899
  3/8/2002       1,695           7,946
  3/9/2002       1,695           7,946
 3/10/2002       1,695           7,946
 3/11/2002       1,726           7,973
 3/12/2002       1,669           7,955
 3/13/2002       1,627           7,878
 3/14/2002       1,601           7,871
 3/15/2002       1,601           7,961
 3/16/2002       1,601           7,961
 3/17/2002       1,601           7,961
 3/18/2002       1,624           7,957
 3/19/2002       1,620           7,989
 3/20/2002       1,540           7,864
 3/21/2002       1,574           7,876
 3/22/2002       1,565           7,842
 3/23/2002       1,565           7,842
 3/24/2002       1,565           7,842
 3/25/2002       1,522           7,727
 3/26/2002       1,507           7,774
 3/27/2002       1,506           7,815
 3/28/2002       1,528           7,835
 3/29/2002       1,528           7,835
 3/30/2002       1,528           7,835
 3/31/2002       1,528           7,835
  4/1/2002       1,555           7,829
  4/2/2002       1,485           7,762
  4/3/2002       1,468           7,686
  4/4/2002       1,446           7,692
  4/5/2002       1,420           7,668
  4/6/2002       1,420           7,668
  4/7/2002       1,420           7,668
  4/8/2002       1,435           7,687
  4/9/2002       1,384           7,636
 4/10/2002       1,376           7,723
 4/11/2002       1,316           7,541
 4/12/2002       1,367           7,591
 4/13/2002       1,367           7,591
 4/14/2002       1,367           7,591
 4/15/2002       1,376           7,533
 4/16/2002       1,439           7,709
 4/17/2002       1,441           7,694
 4/18/2002       1,414           7,683
 4/19/2002       1,405           7,688
 4/20/2002       1,405           7,688
 4/21/2002       1,405           7,688
 4/22/2002       1,350           7,570
 4/23/2002       1,303           7,523
 4/24/2002       1,301           7,469
 4/25/2002       1,304           7,458
 4/26/2002       1,245           7,355
 4/27/2002       1,245           7,355
 4/28/2002       1,245           7,355
 4/29/2002       1,222           7,281
 4/30/2002       1,263           7,360
  5/1/2002       1,226           7,426
  5/2/2002       1,181           7,414
  5/3/2002       1,157           7,338
  5/4/2002       1,157           7,338
  5/5/2002       1,157           7,338
  5/6/2002       1,116           7,196
  5/7/2002       1,102           7,174
  5/8/2002       1,259           7,444
  5/9/2002       1,219           7,337
 5/10/2002       1,167           7,214
 5/11/2002       1,167           7,214
 5/12/2002       1,167           7,214
 5/13/2002       1,215           7,349
 5/14/2002       1,293           7,505
 5/15/2002       1,299           7,465
 5/16/2002       1,313           7,514
 5/17/2002       1,331           7,573
 5/18/2002       1,331           7,573
 5/19/2002       1,331           7,573
 5/20/2002       1,295           7,472
 5/21/2002       1,256           7,390
 5/22/2002       1,253           7,433
 5/23/2002       1,280           7,508
 5/24/2002       1,254           7,418
 5/25/2002       1,254           7,418
 5/26/2002       1,254           7,418
 5/27/2002       1,254           7,418
 5/28/2002       1,245           7,354
 5/29/2002       1,220           7,308
 5/30/2002       1,230           7,288
 5/31/2002       1,215           7,305
  6/1/2002       1,215           7,305
  6/2/2002       1,215           7,305
  6/3/2002       1,179           7,124
  6/4/2002       1,202           7,125
  6/5/2002       1,203           7,190
  6/6/2002       1,164           7,048
  6/7/2002       1,168           7,037
  6/8/2002       1,168           7,037
  6/9/2002       1,168           7,037
 6/10/2002       1,159           7,059
 6/11/2002       1,134           6,942
 6/12/2002       1,134           6,989
 6/13/2002       1,125           6,916
 6/14/2002       1,108           6,900
 6/15/2002       1,108           6,900
 6/16/2002       1,108           6,900
 6/17/2002       1,160           7,098
 6/18/2002       1,160           7,105
 6/19/2002       1,126           6,988
 6/20/2002       1,086           6,894
 6/21/2002       1,053           6,777
 6/22/2002       1,053           6,777
 6/23/2002       1,053           6,777
 6/24/2002       1,069           6,801
 6/25/2002       1,030           6,688
 6/26/2002         992           6,673
 6/27/2002       1,028           6,791
 6/28/2002       1,047           6,785
 6/29/2002       1,047           6,785
 6/30/2002       1,047           6,785
  7/1/2002         974           6,640
  7/2/2002         928           6,500
  7/3/2002         973           6,541
  7/4/2002         973           6,541
  7/5/2002       1,033           6,781
  7/6/2002       1,033           6,781
  7/7/2002       1,033           6,781
  7/8/2002         995           6,701
  7/9/2002         985           6,536
 7/10/2002         961           6,314
 7/11/2002         995           6,362
 7/12/2002         996           6,321
 7/13/2002         996           6,321
 7/14/2002         996           6,321
 7/15/2002       1,017           6,297
 7/16/2002       1,022           6,181
 7/17/2002       1,035           6,216
 7/18/2002       1,002           6,048
 7/19/2002         957           5,816
 7/20/2002         957           5,816
 7/21/2002         957           5,816
 7/22/2002         934           5,625
 7/23/2002         886           5,473
 7/24/2002         923           5,786
 7/25/2002         841           5,754
 7/26/2002         864           5,851
 7/27/2002         864           5,851
 7/28/2002         864           5,851
 7/29/2002         925           6,168
 7/30/2002         935           6,195
 7/31/2002         908           6,256
  8/1/2002         866           6,072
  8/2/2002         841           5,932
  8/3/2002         841           5,932
  8/4/2002         841           5,932
  8/5/2002         806           5,729
  8/6/2002         845           5,900
  8/7/2002         858           6,019
  8/8/2002         885           6,216
  8/9/2002         877           6,240
 8/10/2002         877           6,240
 8/11/2002         877           6,240
 8/12/2002         880           6,207
 8/13/2002         848           6,073
 8/14/2002         902           6,317
 8/15/2002         919           6,391
 8/16/2002         945           6,382
 8/17/2002         945           6,382
 8/18/2002         945           6,382
 8/19/2002         992           6,533
 8/20/2002         982           6,441
 8/21/2002       1,011           6,524
 8/22/2002       1,022           6,616
 8/23/2002         979           6,466
 8/24/2002         979           6,466
 8/25/2002         979           6,466
 8/26/2002         980           6,515
 8/27/2002         948           6,424
 8/28/2002         911           6,309
 8/29/2002         940           6,309
 8/30/2002         918           6,297
 8/31/2002         918           6,297
  9/1/2002         918           6,297
  9/2/2002         918           6,297
  9/3/2002         868           6,036
  9/4/2002         896           6,144
  9/5/2002         865           6,046
  9/6/2002         904           6,148
  9/7/2002         904           6,148
  9/8/2002         904           6,148
  9/9/2002         921           6,210
 9/10/2002         933           6,256
 9/11/2002         932           6,256
 9/12/2002         906           6,102
 9/13/2002         914           6,122
 9/14/2002         914           6,122
 9/15/2002         914           6,122
 9/16/2002         896           6,131
 9/17/2002         881           6,010
 9/18/2002         876           5,983
 9/19/2002         844           5,803
 9/20/2002         854           5,817
 9/21/2002         854           5,817
 9/22/2002         854           5,817
 9/23/2002         831           5,737
 9/24/2002         822           5,638
 9/25/2002         843           5,779
 9/26/2002         830           5,886
 9/27/2002         818           5,696
 9/28/2002         818           5,696
 9/29/2002         818           5,696
 9/30/2002         786           5,613
 10/1/2002         813           5,837
 10/2/2002         794           5,701
 10/3/2002         776           5,640
 10/4/2002         759           5,513
 10/5/2002         759           5,513
 10/6/2002         759           5,513
 10/7/2002         738           5,408
 10/8/2002         732           5,501
 10/9/2002         744           5,352
10/10/2002         792           5,539
10/11/2002         828           5,756
10/12/2002         828           5,756
10/13/2002         828           5,756
10/14/2002         840           5,798
10/15/2002         897           6,072
10/16/2002         861           5,926
10/17/2002         905           6,059
10/18/2002         895           6,094
10/19/2002         895           6,094
10/20/2002         895           6,094
10/21/2002         916           6,200
10/22/2002         922           6,134
10/23/2002         938           6,175
10/24/2002         953           6,082
10/25/2002         969           6,186
10/26/2002         969           6,186
10/27/2002         969           6,186
10/28/2002         958           6,135
10/29/2002         928           6,080
10/30/2002         955           6,140
10/31/2002         971           6,107
 11/1/2002       1,013           6,212
 11/2/2002       1,013           6,212
 11/3/2002       1,013           6,212
 11/4/2002       1,048           6,263
 11/5/2002       1,061           6,311
 11/6/2002       1,093           6,371
 11/7/2002       1,042           6,226
 11/8/2002       1,022           6,172
 11/9/2002       1,022           6,172
11/10/2002       1,022           6,172
11/11/2002         970           6,044
11/12/2002       1,018           6,091
11/13/2002       1,038           6,090
11/14/2002       1,083           6,241
11/15/2002       1,103           6,280
11/16/2002       1,103           6,280
11/17/2002       1,103           6,280
11/18/2002       1,108           6,215
11/19/2002       1,083           6,190
11/20/2002       1,134           6,311
11/21/2002       1,204           6,446
11/22/2002       1,211           6,424
11/23/2002       1,211           6,424
11/24/2002       1,211           6,424
11/25/2002       1,237           6,440
11/26/2002       1,193           6,307
11/27/2002       1,240           6,484
11/28/2002       1,240           6,484
11/29/2002       1,243           6,466
11/30/2002       1,243           6,466
 12/1/2002       1,243           6,466
 12/2/2002       1,247           6,454
 12/3/2002       1,171           6,359
 12/4/2002       1,139           6,339
 12/5/2002       1,122           6,263
 12/6/2002       1,128           6,303
 12/7/2002       1,128           6,303
 12/8/2002       1,128           6,303
 12/9/2002       1,061           6,163
12/10/2002       1,097           6,249
12/11/2002       1,097           6,254
12/12/2002       1,108           6,231
12/13/2002       1,074           6,148
12/14/2002       1,074           6,148
12/15/2002       1,074           6,148
12/16/2002       1,099           6,292
12/17/2002       1,109           6,241
12/18/2002       1,074           6,160
12/19/2002       1,059           6,114
12/20/2002       1,075           6,193
12/21/2002       1,075           6,193
12/22/2002       1,075           6,193
12/23/2002       1,096           6,204
12/24/2002       1,084           6,170
12/25/2002       1,084           6,170
12/26/2002       1,073           6,151
12/27/2002       1,049           6,055
12/28/2002       1,049           6,055
12/29/2002       1,049           6,055
12/30/2002       1,034           6,083
12/31/2002       1,038           6,086
  1/1/2003       1,038           6,086
  1/2/2003       1,089           6,289
  1/3/2003       1,100           6,286
  1/4/2003       1,100           6,286
  1/5/2003       1,100           6,286
  1/6/2003       1,137           6,427
  1/7/2003       1,158           6,386
  1/8/2003       1,127           6,298
  1/9/2003       1,180           6,420
 1/10/2003       1,195           6,420
 1/11/2003       1,195           6,420
 1/12/2003       1,195           6,420
 1/13/2003       1,200           6,411
 1/14/2003       1,218           6,449
 1/15/2003       1,198           6,357
 1/16/2003       1,172           6,332
 1/17/2003       1,128           6,243
 1/18/2003       1,128           6,243
 1/19/2003       1,128           6,243
 1/20/2003       1,128           6,243
 1/21/2003       1,111           6,145
 1/22/2003       1,113           6,082
 1/23/2003       1,142           6,144
 1/24/2003       1,097           5,964
 1/25/2003       1,097           5,964
 1/26/2003       1,097           5,964
 1/27/2003       1,065           5,868
 1/28/2003       1,085           5,944
 1/29/2003       1,092           5,986
 1/30/2003       1,046           5,850
 1/31/2003       1,035           5,927
  2/1/2003       1,035           5,927
  2/2/2003       1,035           5,927
  2/3/2003       1,035           5,959
  2/4/2003       1,010           5,875
  2/5/2003       1,009           5,844
  2/6/2003       1,011           5,808
  2/7/2003         991           5,750
  2/8/2003         991           5,750
  2/9/2003         991           5,750
 2/10/2003       1,003           5,794
 2/11/2003       1,006           5,747
 2/12/2003         991           5,676
 2/13/2003         975           5,668
 2/14/2003       1,000           5,789
 2/15/2003       1,000           5,789
 2/16/2003       1,000           5,789
 2/17/2003       1,000           5,789
 2/18/2003       1,041           5,903
 2/19/2003       1,032           5,862
 2/20/2003       1,022           5,807
 2/21/2003       1,036           5,883
 2/22/2003       1,036           5,883
 2/23/2003       1,036           5,883
 2/24/2003       1,015           5,775
 2/25/2003       1,012           5,817
 2/26/2003         991           5,743
 2/27/2003       1,004           5,811
 2/28/2003       1,018           5,838
  3/1/2003       1,018           5,838
  3/2/2003       1,018           5,838
  3/3/2003       1,006           5,794
  3/4/2003         997           5,705
  3/5/2003       1,001           5,762
  3/6/2003         995           5,708
  3/7/2003         998           5,756
  3/8/2003         998           5,756
  3/9/2003         998           5,756
 3/10/2003         980           5,607
 3/11/2003         967           5,560
 3/12/2003         968           5,587
 3/13/2003       1,025           5,779
 3/14/2003       1,021           5,789
 3/15/2003       1,021           5,789
 3/16/2003       1,021           5,789
 3/17/2003       1,078           5,994
 3/18/2003       1,087           6,020
 3/19/2003       1,079           6,073
 3/20/2003       1,090           6,084
 3/21/2003       1,092           6,224
 3/22/2003       1,092           6,224
 3/23/2003       1,092           6,224
 3/24/2003       1,048           6,005
 3/25/2003       1,067           6,078
 3/26/2003       1,078           6,045
 3/27/2003       1,070           6,036
 3/28/2003       1,055           6,001
 3/29/2003       1,055           6,001
 3/30/2003       1,055           6,001
 3/31/2003       1,022           5,895
  4/1/2003       1,017           5,966
  4/2/2003       1,047           6,123
  4/3/2003       1,050           6,092
  4/4/2003       1,041           6,109
  4/5/2003       1,041           6,109
  4/6/2003       1,041           6,109
  4/7/2003       1,051           6,117
  4/8/2003       1,036           6,108
  4/9/2003       1,015           6,023
 4/10/2003       1,022           6,062
 4/11/2003       1,026           6,039
 4/12/2003       1,026           6,039
 4/13/2003       1,026           6,039
 4/14/2003       1,040           6,157
 4/15/2003       1,047           6,196
 4/16/2003       1,044           6,121
 4/17/2003       1,071           6,216
 4/18/2003       1,071           6,216
 4/19/2003       1,071           6,216
 4/20/2003       1,071           6,216
 4/21/2003       1,078           6,205
 4/22/2003       1,098           6,340
 4/23/2003       1,121           6,393
 4/24/2003       1,109           6,340
 4/25/2003       1,089           6,252
 4/26/2003       1,089           6,252
 4/27/2003       1,089           6,252
 4/28/2003       1,112           6,365
 4/29/2003       1,122           6,386
 4/30/2003       1,123           6,380
  5/1/2003       1,134           6,377
  5/2/2003       1,171           6,473
  5/3/2003       1,171           6,473
  5/4/2003       1,171           6,473
  5/5/2003       1,188           6,449
  5/6/2003       1,196           6,503
  5/7/2003       1,173           6,471
  5/8/2003       1,151           6,406
  5/9/2003       1,178           6,499
 5/10/2003       1,178           6,499
 5/11/2003       1,178           6,499
 5/12/2003       1,207           6,581
 5/13/2003       1,224           6,562
 5/14/2003       1,225           6,543
 5/15/2003       1,238           6,595
 5/16/2003       1,258           6,579
 5/17/2003       1,258           6,579
 5/18/2003       1,258           6,579
 5/19/2003       1,197           6,416
 5/20/2003       1,194           6,408
 5/21/2003       1,199           6,435
 5/22/2003       1,224           6,494
 5/23/2003       1,234           6,503
 5/24/2003       1,234           6,503
 5/25/2003       1,234           6,503
 5/26/2003       1,234           6,503
 5/27/2003       1,281           6,630
 5/28/2003       1,288           6,643
 5/29/2003       1,306           6,619
 5/30/2003       1,319           6,716
 5/31/2003       1,319           6,716
  6/1/2003       1,319           6,716
  6/2/2003       1,311           6,740
  6/3/2003       1,318           6,772
  6/4/2003       1,359           6,877
  6/5/2003       1,370           6,904
  6/6/2003       1,351           6,888
  6/7/2003       1,351           6,888
  6/8/2003       1,351           6,888
  6/9/2003       1,323           6,806
 6/10/2003       1,342           6,868
 6/11/2003       1,371           6,958
 6/12/2003       1,386           6,966
 6/13/2003       1,348           6,897
 6/14/2003       1,348           6,897
 6/15/2003       1,348           6,897
 6/16/2003       1,381           7,052
 6/17/2003       1,393           7,058
 6/18/2003       1,419           7,048
 6/19/2003       1,394           6,940
 6/20/2003       1,375           6,947
 6/21/2003       1,375           6,947
 6/22/2003       1,375           6,947
 6/23/2003       1,335           6,849
 6/24/2003       1,317           6,862
 6/25/2003       1,324           6,805
 6/26/2003       1,355           6,881
 6/27/2003       1,341           6,814
 6/28/2003       1,341           6,814
 6/29/2003       1,341           6,814
 6/30/2003       1,340           6,802
  7/1/2003       1,357           6,858
  7/2/2003       1,394           6,938
  7/3/2003       1,384           6,882
  7/4/2003       1,384           6,882
  7/5/2003       1,384           6,882
  7/6/2003       1,384           6,882
  7/7/2003       1,443           7,013
  7/8/2003       1,471           7,039
  7/9/2003       1,470           7,000
 7/10/2003       1,422           6,906
 7/11/2003       1,431           6,972
 7/12/2003       1,431           6,972
 7/13/2003       1,431           6,972
 7/14/2003       1,460           7,012
 7/15/2003       1,441           6,988
 7/16/2003       1,416           6,944
 7/17/2003       1,365           6,858
 7/18/2003       1,366           6,939
 7/19/2003       1,366           6,939
 7/20/2003       1,366           6,939
 7/21/2003       1,349           6,838
 7/22/2003       1,379           6,903
 7/23/2003       1,376           6,906
 7/24/2003       1,376           6,858
 7/25/2003       1,386           6,977
 7/26/2003       1,386           6,977
 7/27/2003       1,386           6,977
 7/28/2003       1,396           6,962
 7/29/2003       1,388           6,912
 7/30/2003       1,368           6,901
 7/31/2003       1,383           6,922
  8/1/2003       1,360           6,851
  8/2/2003       1,360           6,851
  8/3/2003       1,360           6,851
  8/4/2003       1,362           6,870
  8/5/2003       1,325           6,749
  8/6/2003       1,297           6,761
  8/7/2003       1,290           6,811
  8/8/2003       1,285           6,835
  8/9/2003       1,285           6,835
 8/10/2003       1,285           6,835
 8/11/2003       1,299           6,858
 8/12/2003       1,321           6,926
 8/13/2003       1,322           6,885
 8/14/2003       1,329           6,930
 8/15/2003       1,332           6,932
 8/16/2003       1,332           6,932
 8/17/2003       1,332           6,932
 8/18/2003       1,371           6,996
 8/19/2003       1,394           7,014
 8/20/2003       1,402           7,001
 8/21/2003       1,432           7,022
 8/22/2003       1,415           6,950
 8/23/2003       1,415           6,950
 8/24/2003       1,415           6,950
 8/25/2003       1,414           6,955
 8/26/2003       1,422           6,976
 8/27/2003       1,441           6,978
 8/28/2003       1,452           7,020
 8/29/2003       1,463           7,057
 8/30/2003       1,463           7,057
 8/31/2003       1,463           7,057
  9/1/2003       1,463           7,057
  9/2/2003       1,485           7,155
  9/3/2003       1,492           7,187
  9/4/2003       1,515           7,199
  9/5/2003       1,500           7,153
  9/6/2003       1,500           7,153
  9/7/2003       1,500           7,153
  9/8/2003       1,524           7,226
  9/9/2003       1,513           7,166
 9/10/2003       1,465           7,081
 9/11/2003       1,485           7,122
 9/12/2003       1,492           7,137
 9/13/2003       1,492           7,137
 9/14/2003       1,492           7,137
 9/15/2003       1,479           7,111
 9/16/2003       1,526           7,213
 9/17/2003       1,524           7,189
 9/18/2003       1,555           7,285
 9/19/2003       1,538           7,262
 9/20/2003       1,538           7,262
 9/21/2003       1,538           7,262
 9/22/2003       1,512           7,167
 9/23/2003       1,540           7,211
 9/24/2003       1,492           7,073
 9/25/2003       1,467           7,032
 9/26/2003       1,433           6,988
 9/27/2003       1,433           6,988
 9/28/2003       1,433           6,988
 9/29/2003       1,460           7,057
 9/30/2003       1,424           6,982
 10/1/2003       1,450           7,139
 10/2/2003       1,461           7,154
 10/3/2003       1,511           7,221
 10/4/2003       1,511           7,221
 10/5/2003       1,511           7,221
 10/6/2003       1,534           7,253
 10/7/2003       1,541           7,288
 10/8/2003       1,532           7,252
 10/9/2003       1,565           7,287
10/10/2003       1,568           7,282
10/11/2003       1,568           7,282
10/12/2003       1,568           7,282
10/13/2003       1,582           7,334
10/14/2003       1,590           7,363
10/15/2003       1,569           7,345
10/16/2003       1,585           7,368
10/17/2003       1,537           7,293
10/18/2003       1,537           7,293
10/19/2003       1,537           7,293
10/20/2003       1,555           7,331
10/21/2003       1,568           7,340
10/22/2003       1,527           7,231
10/23/2003       1,495           7,255
10/24/2003       1,492           7,221
10/25/2003       1,492           7,221
10/26/2003       1,492           7,221
10/27/2003       1,512           7,236
10/28/2003       1,563           7,346
10/29/2003       1,562           7,357
10/30/2003       1,561           7,351
10/31/2003       1,560           7,377
 11/1/2003       1,560           7,377
 11/2/2003       1,560           7,377
 11/3/2003       1,610           7,435
 11/4/2003       1,598           7,395
 11/5/2003       1,600           7,386
 11/6/2003       1,601           7,431
 11/7/2003       1,601           7,398
 11/8/2003       1,601           7,398
 11/9/2003       1,601           7,398
11/10/2003       1,571           7,356
11/11/2003       1,564           7,352
11/12/2003       1,612           7,439
11/13/2003       1,606           7,438
11/14/2003       1,563           7,383
11/15/2003       1,563           7,383
11/16/2003       1,563           7,383
11/17/2003       1,537           7,336
11/18/2003       1,498           7,270
11/19/2003       1,520           7,328
11/20/2003       1,505           7,267
11/21/2003       1,517           7,279
11/22/2003       1,517           7,279
11/23/2003       1,517           7,279
11/24/2003       1,576           7,397
11/25/2003       1,582           7,410
11/26/2003       1,592           7,444
11/27/2003       1,592           7,444
11/28/2003       1,601           7,442
11/29/2003       1,601           7,442
11/30/2003       1,601           7,442
 12/1/2003       1,626           7,526
 12/2/2003       1,615           7,502
 12/3/2003       1,590           7,490
 12/4/2003       1,600           7,526
 12/5/2003       1,584           7,468
 12/6/2003       1,584           7,468
 12/7/2003       1,584           7,468
 12/8/2003       1,592           7,524
 12/9/2003       1,549           7,459
12/10/2003       1,552           7,453
12/11/2003       1,595           7,539
12/12/2003       1,607           7,560
12/13/2003       1,607           7,560
12/14/2003       1,607           7,560
12/15/2003       1,583           7,517
12/16/2003       1,582           7,567
12/17/2003       1,570           7,578
12/18/2003       1,624           7,668
12/19/2003       1,633           7,665
12/20/2003       1,633           7,665
12/21/2003       1,633           7,665
12/22/2003       1,648           7,695
12/23/2003       1,681           7,716
12/24/2003       1,677           7,703
12/25/2003       1,677           7,703
12/26/2003       1,681           7,716
12/27/2003       1,681           7,716
12/28/2003       1,681           7,716
12/29/2003       1,709           7,814
12/30/2003       1,707           7,816
12/31/2003       1,703           7,832
  1/1/2004       1,703           7,832
  1/2/2004       1,713           7,809
  1/3/2004       1,713           7,809
  1/4/2004       1,713           7,809
  1/5/2004       1,766           7,905
  1/6/2004       1,776           7,916
  1/7/2004       1,782           7,937
  1/8/2004       1,813           7,977
  1/9/2004       1,807           7,906
 1/10/2004       1,807           7,906
 1/11/2004       1,807           7,906
 1/12/2004       1,854           7,944
 1/13/2004       1,842           7,902
 1/14/2004       1,864           7,968
 1/15/2004       1,862           7,978
 1/16/2004       1,926           8,033
 1/17/2004       1,926           8,033
 1/18/2004       1,926           8,033
 1/19/2004       1,926           8,033
 1/20/2004       1,935           8,026
 1/21/2004       1,924           8,089
 1/22/2004       1,903           8,063
 1/23/2004       1,896           8,046
 1/24/2004       1,896           8,046
 1/25/2004       1,896           8,046
 1/26/2004       1,934           8,144
 1/27/2004       1,890           8,064
 1/28/2004       1,849           7,955
 1/29/2004       1,816           7,997
 1/30/2004       1,821           7,976
 1/31/2004       1,821           7,976
  2/1/2004       1,821           7,976
  2/2/2004       1,806           8,005
  2/3/2004       1,794           8,011
  2/4/2004       1,744           7,945
  2/5/2004       1,766           7,960
  2/6/2004       1,813           8,060
  2/7/2004       1,813           8,060
  2/8/2004       1,813           8,060
  2/9/2004       1,810           8,041
 2/10/2004       1,824           8,081
 2/11/2004       1,843           8,171
 2/12/2004       1,830           8,131
 2/13/2004       1,813           8,088
 2/14/2004       1,813           8,088
 2/15/2004       1,813           8,088
 2/16/2004       1,813           8,088
 2/17/2004       1,833           8,167
 2/18/2004       1,833           8,131
 2/19/2004       1,795           8,098
 2/20/2004       1,790           8,077
 2/21/2004       1,790           8,077
 2/22/2004       1,790           8,077
 2/23/2004       1,753           8,056
 2/24/2004       1,741           8,042
 2/25/2004       1,763           8,076
 2/26/2004       1,785           8,087
 2/27/2004       1,791           8,087
 2/28/2004       1,791           8,087
 2/29/2004       1,791           8,087
  3/1/2004       1,806           8,165
  3/2/2004       1,785           8,117
  3/3/2004       1,779           8,133
  3/4/2004       1,810           8,160
  3/5/2004       1,803           8,174
  3/6/2004       1,803           8,174
  3/7/2004       1,803           8,174
  3/8/2004       1,773           8,106
  3/9/2004       1,745           8,060
 3/10/2004       1,707           7,943
 3/11/2004       1,698           7,824
 3/12/2004       1,741           7,921
 3/13/2004       1,741           7,921
 3/14/2004       1,741           7,921
 3/15/2004       1,683           7,808
 3/16/2004       1,688           7,852
 3/17/2004       1,733           7,945
 3/18/2004       1,721           7,935
 3/19/2004       1,708           7,846
 3/20/2004       1,708           7,846
 3/21/2004       1,708           7,846
 3/22/2004       1,659           7,745
 3/23/2004       1,657           7,734
 3/24/2004       1,662           7,716
 3/25/2004       1,740           7,842
 3/26/2004       1,738           7,834
 3/27/2004       1,738           7,834
 3/28/2004       1,738           7,834
 3/29/2004       1,783           7,938
 3/30/2004       1,800           7,970
 3/31/2004       1,783           7,965

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------
                         INVESTOR CLASS      ADVISOR CLASS          C-CLASS
                           (04/06/00)          (04/06/00)          (04/19/01)
--------------------------------------------------------------------------------
                        ONE      SINCE      ONE      SINCE      ONE      SINCE
                        YEAR   INCEPTION    YEAR   INCEPTION    YEAR   INCEPTION
--------------------------------------------------------------------------------
INTERNET FUND          74.55%   -35.13%    73.82%   -35.51%    72.85%   -13.65%
S&P 500 INDEX          35.12%    -5.55%    35.12%    -5.55%    35.12%    -1.99%
--------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

                                                                ANNUAL REPORT 13


LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies in the leisure and entertainment businesses, including hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacturers, musical recordings and instruments, alcohol and tobacco, and publishing.

Inception: April 1, 1998

Gambling has become trendy, as evidenced by the abundance of televised poker shows and other television shows that take place in Las Vegas. The gambling mecca's increased marketing efforts have paid off handsomely. Casinos, up 98%, led the sector. Restaurants and hotels also did well, up a more-than-respectable 68%. Leisure products did not fare as well, up only 24.98%. Rydex Leisure Fund Investor Class was up 54.70% during the period.

           Cumulative Fund Performance: April 1, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Leisure Fund  S&P 500 Index
----------   ------------  -------------
  4/1/1998      10,000         10,000
 4/30/1998       9,790         10,041
 5/31/1998       9,480          9,869
 6/30/1998       9,810         10,269
 7/31/1998       9,680         10,160
 8/31/1998       8,190          8,691
 9/30/1998       8,480          9,248
10/31/1998       9,180         10,000
11/30/1998       9,840         10,606
12/31/1998      10,630         11,217
 1/31/1999      11,020         11,687
 2/28/1999      10,950         11,323
 3/31/1999      11,210         11,776
 4/30/1999      11,160         12,232
 5/31/1999      10,610         11,943
 6/30/1999      10,760         12,606
 7/31/1999      10,440         12,213
 8/31/1999       9,950         12,152
 9/30/1999       9,960         11,819
10/31/1999      10,510         12,567
11/30/1999      10,697         12,823
12/31/1999      11,626         13,578
 1/31/2000      11,272         12,896
 2/29/2000      10,657         12,651
 3/31/2000      11,202         13,889
 4/30/2000      10,798         13,471
 5/31/2000      10,657         13,195
 6/30/2000      10,697         13,520
 7/31/2000      10,425         13,309
 8/31/2000      10,788         14,135
 9/30/2000      10,354         13,389
10/31/2000      10,203         13,333
11/30/2000       9,062         12,281
12/31/2000       9,032         12,342
 1/31/2001      10,082         12,779
 2/28/2001       9,365         11,614
 3/31/2001       8,598         10,878
 4/30/2001       9,648         11,724
 5/31/2001      10,072         11,802
 6/30/2001      10,001         11,515
 7/31/2001       9,254         11,402
 8/31/2001       8,265         10,688
 9/30/2001       6,408          9,825
10/31/2001       6,620         10,012
11/30/2001       7,216         10,780
12/31/2001       7,448         10,875
 1/31/2002       7,720         10,716
 2/28/2002       7,660         10,509
 3/31/2002       8,073         10,905
 4/30/2002       8,316         10,243
 5/31/2002       8,245         10,168
 6/30/2002       7,801          9,444
 7/31/2002       7,165          8,708
 8/31/2002       7,034          8,765
 9/30/2002       6,439          7,812
10/31/2002       6,428          8,500
11/30/2002       6,741          9,000
12/31/2002       6,307          8,471
 1/31/2003       6,025          8,249
 2/28/2003       5,783          8,126
 3/31/2003       6,015          8,205
 4/30/2003       6,435          8,880
 5/31/2003       6,859          9,348
 6/30/2003       7,142          9,467
 7/31/2003       7,370          9,634
 8/31/2003       7,569          9,822
 9/30/2003       7,478          9,718
10/31/2003       8,073         10,268
11/30/2003       8,272         10,358
12/31/2003       8,474         10,901
 1/31/2004       8,733         11,101
 2/29/2004       9,157         11,256
 3/31/2004       9,305         11,086

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

-----------------------------------------------------------------------------------------
                      INVESTOR CLASS              ADVISOR CLASS              C-CLASS
                        (04/01/98)                  (06/03/98)              (05/03/01)
-----------------------------------------------------------------------------------------
                 ONE     FIVE     SINCE      ONE     FIVE     SINCE      ONE      SINCE
                 YEAR    YEAR   INCEPTION    YEAR    YEAR   INCEPTION    YEAR   INCEPTION
-----------------------------------------------------------------------------------------
LEISURE FUND    54.70%  -3.66%    -1.19%    53.94%  -4.22%    -0.66%    52.92%    -2.52%
S&P 500 INDEX   35.12%  -1.20%     1.73%    35.12%  -1.20%     2.14%    35.12%    -1.89%
-----------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

14


PRECIOUS METALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the precious metals industry.

Inception: December 1, 1993

The precious metals sector's negative correlation to the dollar makes it a popular defensive position. It was a good place to be during the period, thanks to renewed interest in the sector and a rally in gold.

Small-capitalization precious metals firms outperformed mid-cap firms during the period. Rydex Precious Metals Fund--which continues to focus on the most liquid precious metals companies--Investor Class returned 65.53%.

         Cumulative Fund Performance: December 1, 1993 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Precious Metals Fund   S&P 500 Index
----------   --------------------   -------------
 12/1/1993        10,000                10,000
12/31/1993        10,660                10,118
 3/31/1994        10,030                 9,734
 6/30/1994         8,340                 9,775
 9/30/1994         9,520                10,253
12/31/1994         7,948                10,252
 3/31/1995         8,854                11,250
 6/30/1995         8,805                12,324
 9/30/1995         9,107                13,303
12/31/1995         8,865                14,104
 3/31/1996        10,570                14,861
 6/30/1996         9,138                15,528
 9/30/1996         8,553                16,008
12/31/1996         8,633                17,342
 3/31/1997         7,705                17,807
 6/30/1997         7,060                20,916
 9/30/1997         8,028                22,482
12/31/1997         5,386                23,128
 3/31/1998         5,870                26,354
 6/30/1998         5,083                27,225
 9/30/1998         5,285                24,516
12/31/1998         4,609                29,738
 3/31/1999         4,226                31,219
 6/30/1999         4,730                33,420
 9/30/1999         5,386                31,333
12/31/1999         4,609                35,995
 3/31/2000         3,792                36,820
 6/30/2000         3,921                35,842
 9/30/2000         3,522                35,495
12/31/2000         3,605                32,718
 3/31/2001         3,576                28,839
 6/30/2001         4,087                30,527
 9/30/2001         4,343                26,046
12/31/2001         4,277                28,829
 3/31/2002         5,667                28,908
 6/30/2002         5,880                25,035
 9/30/2002         5,644                20,710
12/31/2002         6,341                22,458
 3/31/2003         5,439                21,751
 6/30/2003         6,207                25,099
 9/30/2003         7,182                25,763
12/31/2003         9,024                28,900
 3/31/2004         9,004                29,389

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

---------------------------------------------------------------------------------------------
                                INVESTOR CLASS             ADVISOR CLASS           C-CLASS
                                  (12/01/93)                 (08/01/03)           (04/27/01)
---------------------------------------------------------------------------------------------
                        ONE     FIVE    TEN      SINCE          SINCE        ONE      SINCE
                        YEAR    YEAR    YEAR   INCEPTION      INCEPTION      YEAR   INCEPTION
---------------------------------------------------------------------------------------------
PRECIOUS METALS FUND   65.53%  16.33%  -1.07%    -1.01%         39.46%      63.83%    29.48%
S&P 500 INDEX          35.12%  -1.20%  11.68%    11.00%         16.26%      35.12%    -1.99%
---------------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

                                                                ANNUAL REPORT 15


REAL ESTATE FUND

OBJECTIVE: Rydex Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs").

Inception: February 20, 2004

For the last three years, the real estate investment trust (REITs) sector outperformed the S&P 500 Index by about 80% on a cumulative basis due to declining interest rates and strength in both commercial and residential real estate. Even as commercial office REITs waned, retailing properties were strong, in part due to strong consumer purchasing power. The sector has been popular for its strong returns as well as its tendency to pay attractive dividends. REITs continued to do well through mid-March of 2004, when interest rates reached a low point. There is currently a strong negative correlation between interest rates and yields--as yields increased during the last two weeks of March, REITs started moving downward. Rydex Real Estate Fund H-Class returned 6.60% for the six week period since its inception.

         Cumulative Fund Performance: February 20, 2004 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date     Real Estate Fund   S&P 500 Index
---------   ----------------   -------------
2/20/2004        10,000           10,000
2/21/2004        10,000           10,000
2/22/2004        10,000           10,000
2/23/2004        10,000            9,973
2/24/2004        10,020            9,957
2/25/2004        10,100            9,998
2/26/2004        10,076           10,012
2/27/2004        10,092           10,012
2/28/2004        10,092           10,012
2/29/2004        10,092           10,012
 3/1/2004        10,212           10,109
 3/2/2004        10,288           10,049
 3/3/2004        10,336           10,069
 3/4/2004        10,380           10,103
 3/5/2004        10,436           10,120
 3/6/2004        10,436           10,120
 3/7/2004        10,436           10,120
 3/8/2004        10,424           10,036
 3/9/2004        10,420            9,979
3/10/2004        10,292            9,834
3/11/2004        10,168            9,687
3/12/2004        10,292            9,807
3/13/2004        10,292            9,807
3/14/2004        10,292            9,807
3/15/2004        10,212            9,667
3/16/2004        10,236            9,722
3/17/2004        10,400            9,837
3/18/2004        10,452            9,824
3/19/2004        10,464            9,714
3/20/2004        10,464            9,714
3/21/2004        10,464            9,714
3/22/2004        10,416            9,589
3/23/2004        10,464            9,576
3/24/2004        10,372            9,553
3/25/2004        10,500            9,709
3/26/2004        10,400            9,700
3/27/2004        10,400            9,700
3/28/2004        10,400            9,700
3/29/2004        10,480            9,827
3/30/2004        10,572            9,867
3/31/2004        10,660            9,861

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

--------------------------------------------------------------------------------
                                                   C-CLASS           H-CLASS
                                                  (02/20/04)        (02/20/04)
--------------------------------------------------------------------------------
                                               SINCE INCEPTION   SINCE INCEPTION
--------------------------------------------------------------------------------
REAL ESTATE FUND                                     6.52%             6.60%
S&P 500 INDEX                                       -1.39%            -1.39%
--------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.

16


RETAILING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

Inception: April 1, 1998

Led by the specialty retail and Internet retail industries, the retailing sector outperformed the S&P 500 Index. The sector's performance was fueled by several broad-market trends: lower interest rates, credit usage and decreased unemployment. Rydex Retailing Fund Investor Class returned 46.75% for the period, largely due to the fund's tilts toward specialty retail and Internet retail.

           Cumulative Fund Performance: April 1, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Retailing Fund   S&P 500 Index
----------   --------------   -------------
  4/1/1998       10,000          10,000
 4/30/1998        9,880          10,041
 5/31/1998       10,270           9,869
 6/30/1998       10,900          10,269
 7/31/1998       10,560          10,160
 8/31/1998        9,110           8,691
 9/30/1998        9,040           9,248
10/31/1998       10,090          10,000
11/30/1998       11,180          10,606
12/31/1998       12,400          11,217
 1/31/1999       12,870          11,687
 2/28/1999       12,940          11,323
 3/31/1999       13,540          11,776
 4/30/1999       13,220          12,232
 5/31/1999       12,440          11,943
 6/30/1999       13,540          12,606
 7/31/1999       12,650          12,213
 8/31/1999       11,840          12,152
 9/30/1999       12,110          11,819
10/31/1999       12,630          12,567
11/30/1999       13,194          12,823
12/31/1999       14,001          13,578
 1/31/2000       12,105          12,896
 2/29/2000       11,691          12,651
 3/31/2000       13,335          13,889
 4/30/2000       12,498          13,471
 5/31/2000       11,792          13,195
 6/30/2000       11,197          13,520
 7/31/2000       10,944          13,309
 8/31/2000       10,380          14,135
 9/30/2000       10,682          13,389
10/31/2000       10,561          13,333
11/30/2000       10,228          12,281
12/31/2000       10,632          12,342
 1/31/2001       11,641          12,779
 2/28/2001       10,934          11,614
 3/31/2001       10,380          10,878
 4/30/2001       10,924          11,724
 5/31/2001       11,025          11,802
 6/30/2001       10,561          11,515
 7/31/2001       11,045          11,402
 8/31/2001       10,148          10,688
 9/30/2001        9,078           9,825
10/31/2001        9,341          10,012
11/30/2001       10,551          10,780
12/31/2001       10,975          10,875
 1/31/2002       11,136          10,716
 2/28/2002       11,126          10,509
 3/31/2002       11,217          10,905
 4/30/2002       11,035          10,243
 5/31/2002       10,844          10,168
 6/30/2002       10,218           9,444
 7/31/2002        8,947           8,708
 8/31/2002        9,169           8,765
 9/30/2002        8,332           7,812
10/31/2002        8,897           8,500
11/30/2002        9,240           9,000
12/31/2002        8,403           8,471
 1/31/2003        8,049           8,249
 2/28/2003        7,817           8,126
 3/31/2003        8,070           8,205
 4/30/2003        8,917           8,880
 5/31/2003        9,331           9,348
 6/30/2003        9,674           9,467
 7/31/2003       10,168           9,634
 8/31/2003       11,025           9,822
 9/30/2003       10,349           9,718
10/31/2003       11,408          10,268
11/30/2003       11,580          10,358
12/31/2003       11,247          10,901
 1/31/2004       11,176          11,101
 2/29/2004       11,822          11,256
 3/31/2004       11,842          11,086

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

------------------------------------------------------------------------------------------
                       INVESTOR CLASS              ADVISOR CLASS              C-CLASS
                         (04/01/98)                  (04/21/98)              (05/09/01)
------------------------------------------------------------------------------------------
                  ONE     FIVE     SINCE      ONE     FIVE     SINCE      ONE     SINCE
                  YEAR    YEAR   INCEPTION    YEAR    YEAR   INCEPTION    YEAR   INCEPTION
------------------------------------------------------------------------------------------
RETAILING FUND   46.75%  -2.64%    2.86%     46.37%  -3.00%    2.50%     45.58%    2.19%
S&P 500 INDEX    35.12%  -1.20%    1.73%     35.12%  -1.20%    1.46%     35.12%   -2.10%
------------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

                                                                ANNUAL REPORT 17


TECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, and PC hardware and peripherals companies.

Inception: April 14, 1998

Higher-beta technology firms (which are higher risk but have potentially higher rewards) led the technology sector during the period. The sector benefited from a pickup in semiconductors, higher demand for chips following a consolidation in Asian chip manufacturers and robust sales of cellular phones, handsets and other consumer electronics devices. Rydex Technology Fund, which has a tilt toward small-cap companies--typically future market leaders--Investor Class returned 60.34% for the period.

            Cumulative Fund Performance: April 14, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Technology Fund   S&P 500 Index
----------   ---------------   -------------
 4/14/1998       10,000           10,000
 4/30/1998       10,920            9,968
 5/31/1998       10,170            9,797
 6/30/1998       11,140           10,195
 7/31/1998       11,500           10,086
 8/31/1998        9,590            8,628
 9/30/1998       11,090            9,180
10/31/1998       11,760            9,927
11/30/1998       13,120           10,529
12/31/1998       15,340           11,136
 1/31/1999       17,910           11,601
 2/28/1999       15,740           11,241
 3/31/1999       17,020           11,690
 4/30/1999       17,400           12,143
 5/31/1999       17,010           11,856
 6/30/1999       19,020           12,514
 7/31/1999       18,810           12,124
 8/31/1999       19,810           12,064
 9/30/1999       19,900           11,733
10/31/1999       20,360           12,475
11/30/1999       22,910           12,729
12/31/1999       27,790           13,479
 1/31/2000       25,790           12,801
 2/29/2000       29,500           12,559
 3/31/2000       31,590           13,788
 4/30/2000       29,100           13,373
 5/31/2000       25,960           13,099
 6/30/2000       28,460           13,422
 7/31/2000       26,960           13,212
 8/31/2000       29,920           14,032
 9/30/2000       24,590           13,292
10/31/2000       23,290           13,235
11/30/2000       18,940           12,192
12/31/2000       17,020           12,252
 1/31/2001       19,990           12,686
 2/28/2001       15,010           11,530
 3/31/2001       12,700           10,799
 4/30/2001       15,110           11,638
 5/31/2001       14,340           11,716
 6/30/2001       14,260           11,431
 7/31/2001       13,240           11,319
 8/31/2001       11,480           10,610
 9/30/2001        9,090            9,753
10/31/2001       10,530            9,939
11/30/2001       12,270           10,702
12/31/2001       12,060           10,795
 1/31/2002       12,000           10,638
 2/28/2002       10,390           10,433
 3/31/2002       11,000           10,825
 4/30/2002        9,750           10,169
 5/31/2002        9,320           10,094
 6/30/2002        7,980            9,375
 7/31/2002        7,190            8,644
 8/31/2002        7,130            8,701
 9/30/2002        5,830            7,755
10/31/2002        7,180            8,438
11/30/2002        8,600            8,934
12/31/2002        7,190            8,410
 1/31/2003        7,080            8,189
 2/28/2003        7,190            8,066
 3/31/2003        7,110            8,145
 4/30/2003        7,840            8,816
 5/31/2003        9,030            9,280
 6/30/2003        9,040            9,398
 7/31/2003        9,580            9,564
 8/31/2003       10,550            9,751
 9/30/2003       10,090            9,647
10/31/2003       11,110           10,193
11/30/2003       11,300           10,283
12/31/2003       11,300           10,822
 1/31/2004       11,910           11,020
 2/29/2004       11,610           11,174
 3/31/2004       11,390           11,005

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

-----------------------------------------------------------------------------------------
                      INVESTOR CLASS              ADVISOR CLASS              C-CLASS
                        (04/14/98)                  (04/29/98)              (04/18/01)
-----------------------------------------------------------------------------------------
                  ONE    FIVE     SINCE       ONE    FIVE     SINCE       ONE     SINCE
                 YEAR    YEAR   INCEPTION    YEAR    YEAR   INCEPTION    YEAR   INCEPTION
-----------------------------------------------------------------------------------------
TECHNOLOGY
   FUND         60.34%  -7.72%    2.21%     59.68%  -8.01%    0.45%     58.57%    -9.33%
S&P 500 INDEX   35.12%  -1.20%    1.62%     35.12%  -1.20%    1.96%     35.12%    -1.57%
-----------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

18


TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

Inception: April 1, 1998

In the period from April 1, 2003 to March 31, 2004,each industry in Rydex Telecommunications Fund was up. Wireless telecommunication services stocks led the performance, and diversified telecommunication services also generated positive return, though lagging the broad market. Our tilt toward smaller stocks also helped. Rydex Telecommunications Fund Investor Class returned 54.59%.

            Cumulative Fund Performance: April 1, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Telecommunications Fund   S&P 500 Index
----------   -----------------------   -------------
  4/1/1998           10,000               10,000
 4/30/1998            9,880               10,041
 5/31/1998            9,790                9,869
 6/30/1998           10,130               10,269
 7/31/1998           10,570               10,160
 8/31/1998            9,010                8,691
 9/30/1998            9,350                9,248
10/31/1998           10,360               10,000
11/30/1998           10,960               10,606
12/31/1998           12,420               11,217
 1/31/1999           13,500               11,687
 2/28/1999           12,900               11,323
 3/31/1999           13,030               11,776
 4/30/1999           13,770               12,232
 5/31/1999           13,860               11,943
 6/30/1999           15,120               12,606
 7/31/1999           14,870               12,213
 8/31/1999           13,920               12,152
 9/30/1999           14,510               11,819
10/31/1999           16,010               12,567
11/30/1999           17,466               12,823
12/31/1999           19,696               13,578
 1/31/2000           18,786               12,896
 2/29/2000           19,486               12,651
 3/31/2000           20,397               13,889
 4/30/2000           19,076               13,471
 5/31/2000           17,596               13,195
 6/30/2000           18,526               13,520
 7/31/2000           17,796               13,309
 8/31/2000           18,096               14,135
 9/30/2000           15,205               13,389
10/31/2000           14,445               13,333
11/30/2000           12,114               12,281
12/31/2000           11,934               12,342
 1/31/2001           13,124               12,779
 2/28/2001            9,133               11,614
 3/31/2001            8,013               10,878
 4/30/2001            9,013               11,724
 5/31/2001            8,093               11,802
 6/30/2001            7,102               11,515
 7/31/2001            7,082               11,402
 8/31/2001            6,282               10,688
 9/30/2001            6,202                9,825
10/31/2001            5,982               10,012
11/30/2001            6,386               10,780
12/31/2001            6,346               10,875
 1/31/2002            5,743               10,716
 2/28/2002            5,141               10,509
 3/31/2002            5,061               10,905
 4/30/2002            4,247               10,243
 5/31/2002            4,137               10,168
 6/30/2002            3,555                9,444
 7/31/2002            3,163                8,708
 8/31/2002            3,183                8,765
 9/30/2002            2,651                7,812
10/31/2002            3,424                8,500
11/30/2002            4,117                9,000
12/31/2002            3,615                8,471
 1/31/2003            3,595                8,249
 2/28/2003            3,434                8,126
 3/31/2003            3,364                8,205
 4/30/2003            3,682                8,880
 5/31/2003            4,100                9,348
 6/30/2003            4,107                9,467
 7/31/2003            4,130                9,634
 8/31/2003            4,288                9,822
 9/30/2003            4,274                9,718
10/31/2003            4,582               10,268
11/30/2003            4,619               10,358
12/31/2003            4,763               10,901
 1/31/2004            5,274               11,101
 2/29/2004            5,385               11,256
 3/31/2004            5,200               11,086

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

------------------------------------------------------------------------------------------------
                          INVESTOR CLASS                ADVISOR CLASS              C-CLASS
                             (04/01/98)                   (04/01/98)              (04/18/01)
------------------------------------------------------------------------------------------------
                      ONE     FIVE      SINCE       ONE    FIVE      SINCE       ONE     SINCE
                      YEAR    YEAR    INCEPTION    YEAR    YEAR    INCEPTION    YEAR   INCEPTION
------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS
   FUND              54.59%  -16.78%   -10.33%    54.20%  -17.07%   -10.73%    53.62%   -17.65%
S&P 500 INDEX        35.12%   -1.20%     1.73%    35.12%   -1.20%     1.73%    35.12%    -1.57%
------------------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

                                                                ANNUAL REPORT 19


TRANSPORTATION FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

Inception: April 2, 1998

While transportation stocks rose 22.15%, the industry trailed the broader market. Rising fuel costs and overcapacity in the airlines industry hampered the sector. Smaller players like fund holdings JetBlue Airways and Southwest Airlines fared better than others in the category. Rydex Transportation Fund Investor Class returned 25.35%.

            Cumulative Fund Performance: April 2, 1998 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Transportation Fund   S&P 500 Index
----------   -------------------   -------------
  4/2/1998          10,000           10,000
 4/30/1998           9,490            9,935
 5/31/1998           9,070            9,764
 6/30/1998           9,060           10,161
 7/31/1998           8,600           10,053
 8/31/1998           7,140            8,599
 9/30/1998           7,120            9,150
10/31/1998           7,670            9,894
11/30/1998           7,910           10,494
12/31/1998           8,060           11,099
 1/31/1999           8,020           11,563
 2/28/1999           7,860           11,204
 3/31/1999           7,990           11,652
 4/30/1999           8,880           12,103
 5/31/1999           8,630           11,817
 6/30/1999           8,590           12,473
 7/31/1999           8,090           12,084
 8/31/1999           7,530           12,024
 9/30/1999           6,880           11,694
10/31/1999           6,990           12,434
11/30/1999           6,640           12,687
12/31/1999           6,580           13,434
 1/31/2000           5,870           12,759
 2/29/2000           5,550           12,518
 3/31/2000           6,240           13,742
 4/30/2000           6,400           13,329
 5/31/2000           5,960           13,055
 6/30/2000           5,810           13,377
 7/31/2000           6,310           13,168
 8/31/2000           6,160           13,986
 9/30/2000           5,850           13,248
10/31/2000           6,370           13,192
11/30/2000           6,350           12,152
12/31/2000           6,610           12,211
 1/31/2001           6,940           12,644
 2/28/2001           6,550           11,491
 3/31/2001           6,420           10,763
 4/30/2001           6,670           11,600
 5/31/2001           6,880           11,678
 6/30/2001           6,620           11,393
 7/31/2001           6,710           11,281
 8/31/2001           6,420           10,575
 9/30/2001           5,330            9,721
10/31/2001           5,490            9,906
11/30/2001           6,180           10,666
12/31/2001           6,380           10,760
 1/31/2002           6,740           10,603
 2/28/2002           6,820           10,398
 3/31/2002           6,950           10,789
 4/30/2002           6,400           10,135
 5/31/2002           6,470           10,061
 6/30/2002           6,410            9,344
 7/31/2002           5,660            8,615
 8/31/2002           5,480            8,672
 9/30/2002           5,210            7,730
10/31/2002           5,480            8,410
11/30/2002           5,690            8,905
12/31/2002           5,550            8,382
 1/31/2003           5,160            8,162
 2/28/2003           4,890            8,040
 3/31/2003           5,010            8,118
 4/30/2003           5,547            8,786
 5/31/2003           5,703            9,249
 6/30/2003           5,650            9,367
 7/31/2003           5,913            9,533
 8/31/2003           6,077            9,718
 9/30/2003           6,033            9,615
10/31/2003           6,470           10,159
11/30/2003           6,467           10,249
12/31/2003           6,580           10,786
 1/31/2004           6,270           10,984
 2/29/2004           6,257           11,137
 3/31/2004           6,280           10,969

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

------------------------------------------------------------------------------------------
                        INVESTOR CLASS             ADVISOR CLASS             C-CLASS
                          (04/02/98)                (06/09/98)              (05/14/01)
------------------------------------------------------------------------------------------
                  ONE     FIVE     SINCE       ONE    FIVE     SINCE      ONE      SINCE
                  YEAR    YEAR   INCEPTION    YEAR    YEAR   INCEPTION    YEAR   INCEPTION
------------------------------------------------------------------------------------------
TRANSPORTATION
   FUND          25.35%  -4.70%    -7.47%    25.14%  -5.46%    -7.19%    24.11%    -2.87%
S&P 500 INDEX    35.12%  -1.20%     1.55%    35.12%  -1.20%     1.58%    35.12%    -1.94%
------------------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

20


UTILITIES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

Inception: April 3, 2000

The utilities sector has been and continues to be in a holding pattern due to regulatory uncertainty. Congress did not pass a comprehensive energy bill in November--a bill that would have made grid reliability standards mandatory, ensured the upgrading of transmissions infrastructures, allowed the federal government to declare a right of eminent domain to oversee underserved areas and provide both lower cost to consumers and improved efficiency for the nation's energy system. The August blackout in the Northeast also stymied the sector. Rydex Utilities Fund Investor Class returned 32.11%.

            Cumulative Fund Performance: April 3, 2000 - March 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   Date      Utilities Fund   S&P 500 Index
----------   --------------   -------------
  4/3/2000       10,000          10,000
  4/4/2000        9,890           9,925
  4/5/2000        9,870           9,877
  4/6/2000        9,910           9,971
  4/7/2000        9,900          10,071
  4/8/2000        9,900          10,071
  4/9/2000        9,900          10,071
 4/10/2000       10,010           9,992
 4/11/2000       10,010           9,967
 4/12/2000       10,080           9,745
 4/13/2000       10,210           9,568
 4/14/2000        9,820           9,011
 4/15/2000        9,820           9,011
 4/16/2000        9,820           9,011
 4/17/2000        9,730           9,309
 4/18/2000        9,810           9,576
 4/19/2000        9,910           9,482
 4/20/2000       10,010           9,529
 4/21/2000       10,010           9,529
 4/22/2000       10,010           9,529
 4/23/2000       10,010           9,529
 4/24/2000       10,150           9,498
 4/25/2000       10,460           9,815
 4/26/2000       10,530           9,706
 4/27/2000       10,300           9,733
 4/28/2000       10,170           9,651
 4/29/2000       10,170           9,651
 4/30/2000       10,170           9,651
  5/1/2000       10,250           9,756
  5/2/2000       10,010           9,610
  5/3/2000        9,940           9,404
  5/4/2000        9,990           9,367
  5/5/2000        9,980           9,521
  5/6/2000        9,980           9,521
  5/7/2000        9,980           9,521
  5/8/2000       10,080           9,465
  5/9/2000       10,020           9,386
 5/10/2000       10,120           9,195
 5/11/2000       10,320           9,361
 5/12/2000       10,260           9,449
 5/13/2000       10,260           9,449
 5/14/2000       10,260           9,449
 5/15/2000       10,450           9,658
 5/16/2000       10,390           9,749
 5/17/2000       10,240           9,629
 5/18/2000       10,290           9,559
 5/19/2000       10,200           9,358
 5/20/2000       10,200           9,358
 5/21/2000       10,200           9,358
 5/22/2000       10,190           9,316
 5/23/2000       10,020           9,138
 5/24/2000       10,070           9,306
 5/25/2000       10,020           9,189
 5/26/2000       10,150           9,167
 5/27/2000       10,150           9,167
 5/28/2000       10,150           9,167
 5/29/2000       10,150           9,167
 5/30/2000       10,180           9,463
 5/31/2000       10,280           9,453
  6/1/2000       10,350           9,641
  6/2/2000       10,220           9,830
  6/3/2000       10,220           9,830
  6/4/2000       10,220           9,830
  6/5/2000        9,950           9,766
  6/6/2000       10,190           9,701
  6/7/2000       10,210           9,792
  6/8/2000       10,290           9,728
  6/9/2000       10,340           9,696
 6/10/2000       10,340           9,696
 6/11/2000       10,340           9,696
 6/12/2000       10,390           9,624
 6/13/2000       10,500           9,781
 6/14/2000       10,370           9,789
 6/15/2000       10,430           9,843
 6/16/2000       10,380           9,749
 6/17/2000       10,380           9,749
 6/18/2000       10,380           9,749
 6/19/2000       10,360           9,893
 6/20/2000       10,370           9,826
 6/21/2000       10,420           9,847
 6/22/2000       10,370           9,668
 6/23/2000       10,300           9,597
 6/24/2000       10,300           9,597
 6/25/2000       10,300           9,597
 6/26/2000       10,290           9,689
 6/27/2000       10,040           9,657
 6/28/2000       10,100           9,687
 6/29/2000       10,020           9,604
 6/30/2000        9,800           9,686
  7/1/2000        9,800           9,686
  7/2/2000        9,800           9,686
  7/3/2000       10,110           9,786
  7/4/2000       10,110           9,786
  7/5/2000       10,050           9,632
  7/6/2000       10,040           9,703
  7/7/2000       10,170           9,851
  7/8/2000       10,170           9,851
  7/9/2000       10,170           9,851
 7/10/2000       10,300           9,829
 7/11/2000       10,320           9,865
 7/12/2000       10,310           9,945
 7/13/2000       10,390           9,965
 7/14/2000       10,320          10,059
 7/15/2000       10,320          10,059
 7/16/2000       10,320          10,059
 7/17/2000       10,320          10,063
 7/18/2000       10,320           9,951
 7/19/2000       10,380           9,873
 7/20/2000       10,240           9,964
 7/21/2000       10,310           9,861
 7/22/2000       10,310           9,861
 7/23/2000       10,310           9,861
 7/24/2000       10,270           9,756
 7/25/2000       10,340           9,824
 7/26/2000       10,130           9,677
 7/27/2000       10,240           9,659
 7/28/2000       10,140           9,461
 7/29/2000       10,140           9,461
 7/30/2000       10,140           9,461
 7/31/2000       10,080           9,534
  8/1/2000       10,360           9,583
  8/2/2000       10,450           9,587
  8/3/2000       10,510           9,681
  8/4/2000       10,540           9,751
  8/5/2000       10,540           9,751
  8/6/2000       10,540           9,751
  8/7/2000       10,760           9,860
  8/8/2000       10,700           9,884
  8/9/2000       10,580           9,819
 8/10/2000       10,590           9,736
 8/11/2000       10,660           9,814
 8/12/2000       10,660           9,814
 8/13/2000       10,660           9,814
 8/14/2000       10,800           9,946
 8/15/2000       10,800           9,898
 8/16/2000       10,780           9,869
 8/17/2000       10,820           9,977
 8/18/2000       10,850           9,949
 8/19/2000       10,850           9,949
 8/20/2000       10,850           9,949
 8/21/2000       10,810          10,001
 8/22/2000       10,780           9,992
 8/23/2000       10,910          10,045
 8/24/2000       10,770          10,060
 8/25/2000       10,760          10,048
 8/26/2000       10,760          10,048
 8/27/2000       10,760          10,048
 8/28/2000       10,900          10,099
 8/29/2000       10,860          10,071
 8/30/2000       10,920          10,026
 8/31/2000       11,010          10,127
  9/1/2000       11,130          10,147
  9/2/2000       11,130          10,147
  9/3/2000       11,130          10,147
  9/4/2000       11,130          10,147
  9/5/2000       11,190          10,056
  9/6/2000       11,260           9,958
  9/7/2000       11,310          10,027
  9/8/2000       11,560           9,973
  9/9/2000       11,560           9,973
 9/10/2000       11,560           9,973
 9/11/2000       11,800           9,938
 9/12/2000       11,800           9,890
 9/13/2000       11,770           9,912
 9/14/2000       11,670           9,885
 9/15/2000       11,820           9,784
 9/16/2000       11,820           9,784
 9/17/2000       11,820           9,784
 9/18/2000       11,760           9,642
 9/19/2000       11,400           9,745
 9/20/2000       11,190           9,688
 9/21/2000       11,090           9,673
 9/22/2000       11,300           9,671
 9/23/2000       11,300           9,671
 9/24/2000       11,300           9,671
 9/25/2000       11,380           9,606
 9/26/2000       11,560           9,527
 9/27/2000       11,660           9,524
 9/28/2000       11,910           9,736
 9/29/2000       11,980           9,592
 9/30/2000       11,980           9,592
 10/1/2000       11,980           9,592
 10/2/2000       12,020           9,590
 10/3/2000       11,870           9,525
 10/4/2000       11,730           9,579
 10/5/2000       11,680           9,594
 10/6/2000       11,650           9,411
 10/7/2000       11,650           9,411
 10/8/2000       11,650           9,411
 10/9/2000       11,710           9,365
10/10/2000       11,750           9,265
10/11/2000       11,600           9,116
10/12/2000       11,420           8,883
10/13/2000       11,490           9,180
10/14/2000       11,490           9,180
10/15/2000       11,490           9,180
10/16/2000       11,630           9,183
10/17/2000       11,640           9,018
10/18/2000       11,460           8,966
10/19/2000       11,490           9,278
10/20/2000       11,490           9,333
10/21/2000       11,490           9,333
10/22/2000       11,490           9,333
10/23/2000       11,660           9,325
10/24/2000       11,560           9,341
10/25/2000       11,300           9,119
10/26/2000       11,200           9,116
10/27/2000       11,460           9,218
10/28/2000       11,460           9,218
10/29/2000       11,460           9,218
10/30/2000       11,780           9,346
10/31/2000       11,890           9,551
 11/1/2000       11,970           9,498
 11/2/2000       11,880           9,546
 11/3/2000       11,780           9,535
 11/4/2000       11,780           9,535
 11/5/2000       11,780           9,535
 11/6/2000       11,830           9,572
 11/7/2000       11,840           9,570
 11/8/2000       11,880           9,420
 11/9/2000       11,880           9,360
11/10/2000       11,830           9,132
11/11/2000       11,830           9,132
11/12/2000       11,830           9,132
11/13/2000       11,780           9,035
11/14/2000       11,590           9,247
11/15/2000       11,680           9,294
11/16/2000       11,910           9,177
11/17/2000       11,880           9,147
11/18/2000       11,880           9,147
11/19/2000       11,880           9,147
11/20/2000       11,810           8,979
11/21/2000       11,740           9,012
11/22/2000       11,750           8,844
11/23/2000       11,750           8,844
11/24/2000       11,750           8,974
11/25/2000       11,750           8,974
11/26/2000       11,750           8,974
11/27/2000       11,750           9,023
11/28/2000       11,850           8,937
11/29/2000       11,730           8,979
11/30/2000       11,580           8,798
 12/1/2000       11,480           8,800
 12/2/2000       11,480           8,800
 12/3/2000       11,480           8,800
 12/4/2000       11,610           8,865
 12/5/2000       11,630           9,211
 12/6/2000       11,640           9,045
 12/7/2000       11,660           8,992
 12/8/2000       11,580           9,168
 12/9/2000       11,580           9,168
12/10/2000       11,580           9,168
12/11/2000       11,620           9,237
12/12/2000       11,730           9,177
12/13/2000       11,870           9,104
12/14/2000       11,730           8,977
12/15/2000       11,690           8,784
12/16/2000       11,690           8,784
12/17/2000       11,690           8,784
12/18/2000       11,840           8,855
12/19/2000       11,600           8,740
12/20/2000       11,560           8,467
12/21/2000       11,380           8,535
12/22/2000       11,560           8,743
12/23/2000       11,560           8,743
12/24/2000       11,560           8,743
12/25/2000       11,560           8,743
12/26/2000       11,960           8,805
12/27/2000       11,990           8,899
12/28/2000       11,920           8,935
12/29/2000       11,910           8,841
12/30/2000       11,910           8,841
12/31/2000       11,910           8,841
  1/1/2001       11,910           8,841
  1/2/2001       11,720           8,594
  1/3/2001       11,410           9,025
  1/4/2001       10,960           8,930
  1/5/2001       10,960           8,696
  1/6/2001       10,960           8,696
  1/7/2001       10,960           8,696
  1/8/2001       11,090           8,681
  1/9/2001       11,020           8,714
 1/10/2001       10,940           8,799
 1/11/2001       10,550           8,890
 1/12/2001       10,800           8,833
 1/13/2001       10,800           8,833
 1/14/2001       10,800           8,833
 1/15/2001       10,800           8,833
 1/16/2001       10,660           8,888
 1/17/2001       10,750           8,908
 1/18/2001       10,860           9,032
 1/19/2001       10,950           8,995
 1/20/2001       10,950           8,995
 1/21/2001       10,950           8,995
 1/22/2001       11,170           8,998
 1/23/2001       11,390           9,115
 1/24/2001       11,510           9,141
 1/25/2001       11,750           9,096
 1/26/2001       11,720           9,079
 1/27/2001       11,720           9,079
 1/28/2001       11,720           9,079
 1/29/2001       11,740           9,142
 1/30/2001       11,570           9,206
 1/31/2001       11,540           9,155
  2/1/2001       11,450           9,206
  2/2/2001       11,580           9,045
  2/3/2001       11,580           9,045
  2/4/2001       11,580           9,045
  2/5/2001       11,750           9,078
  2/6/2001       11,780           9,064
  2/7/2001       11,930           8,990
  2/8/2001       12,100           8,934
  2/9/2001       12,260           8,815
 2/10/2001       12,260           8,815
 2/11/2001       12,260           8,815
 2/12/2001       12,170           8,920
 2/13/2001       12,210           8,843
 2/14/2001       12,170           8,826
 2/15/2001       12,030           8,898
 2/16/2001       12,160           8,730
 2/17/2001       12,160           8,730
 2/18/2001       12,160           8,730
 2/19/2001       12,160           8,730
 2/20/2001       12,210           8,579
 2/21/2001       12,220           8,420
 2/22/2001       12,120           8,404
 2/23/2001       11,930           8,358
 2/24/2001       11,930           8,358
 2/25/2001       11,930           8,358
 2/26/2001       12,010           8,504
 2/27/2001       12,030           8,440
 2/28/2001       11,940           8,320
  3/1/2001       12,000           8,329
  3/2/2001       12,060           8,282
  3/3/2001       12,060           8,282
  3/4/2001       12,060           8,282
  3/5/2001       12,070           8,332
  3/6/2001       12,080           8,415
  3/7/2001       12,250           8,471
  3/8/2001       12,340           8,490
  3/9/2001       12,210           8,280
 3/10/2001       12,210           8,280
 3/11/2001       12,210           8,280
 3/12/2001       11,850           7,923
 3/13/2001       11,670           8,042
 3/14/2001       11,480           7,834
 3/15/2001       11,720           7,880
 3/16/2001       11,570           7,726
 3/17/2001       11,570           7,726
 3/18/2001       11,570           7,726
 3/19/2001       11,560           7,862
 3/20/2001       11,560           7,673
 3/21/2001       11,320           7,535
 3/22/2001       10,880           7,505
 3/23/2001       11,020           7,654
 3/24/2001       11,020           7,654
 3/25/2001       11,020           7,654
 3/26/2001       11,380           7,741
 3/27/2001       11,560           7,939
 3/28/2001       11,550           7,746
 3/29/2001       11,590           7,710
 3/30/2001       11,840           7,793
 3/31/2001       11,840           7,793
  4/1/2001       11,840           7,793
  4/2/2001       11,880           7,696
  4/3/2001       11,770           7,431
  4/4/2001       11,650           7,411
  4/5/2001       11,700           7,735
  4/6/2001       11,410           7,582
  4/7/2001       11,410           7,582
  4/8/2001       11,410           7,582
  4/9/2001       11,740           7,644
 4/10/2001       12,110           7,852
 4/11/2001       12,070           7,835
 4/12/2001       12,030           7,953
 4/13/2001       12,030           7,953
 4/14/2001       12,030           7,953
 4/15/2001       12,030           7,953
 4/16/2001       12,210           7,928
 4/17/2001       12,490           8,009
 4/18/2001       12,450           8,321
 4/19/2001       12,220           8,426
 4/20/2001       12,160           8,354
 4/21/2001       12,160           8,354
 4/22/2001       12,160           8,354
 4/23/2001       12,410           8,229
 4/24/2001       12,450           8,129
 4/25/2001       12,470           8,258
 4/26/2001       12,690           8,298
 4/27/2001       12,660           8,423
 4/28/2001       12,660           8,423
 4/29/2001       12,660           8,423
 4/30/2001       12,690           8,399
  5/1/2001       12,660           8,513
  5/2/2001       12,380           8,520
  5/3/2001       12,240           8,395
  5/4/2001       12,400           8,516
  5/5/2001       12,400           8,516
  5/6/2001       12,400           8,516
  5/7/2001       12,300           8,496
  5/8/2001       12,150           8,481
  5/9/2001       12,350           8,444
 5/10/2001       12,320           8,442
 5/11/2001       12,370           8,379
 5/12/2001       12,370           8,379
 5/13/2001       12,370           8,379
 5/14/2001       12,440           8,402
 5/15/2001       12,260           8,405
 5/16/2001       12,330           8,646
 5/17/2001       12,300           8,669
 5/18/2001       12,500           8,694
 5/19/2001       12,500           8,694
 5/20/2001       12,500           8,694
 5/21/2001       12,590           8,835
 5/22/2001       12,570           8,812
 5/23/2001       12,620           8,675
 5/24/2001       12,510           8,703
 5/25/2001       12,250           8,600
 5/26/2001       12,250           8,600
 5/27/2001       12,250           8,600
 5/28/2001       12,120           8,600
 5/29/2001       12,120           8,534
 5/30/2001       12,130           8,402
 5/31/2001       12,270           8,455
  6/1/2001       12,120           8,488
  6/2/2001       12,120           8,488
  6/3/2001       12,120           8,488
  6/4/2001       12,090           8,531
  6/5/2001       11,820           8,642
  6/6/2001       11,710           8,552
  6/7/2001       11,590           8,599
  6/8/2001       11,690           8,518
  6/9/2001       11,690           8,518
 6/10/2001       11,690           8,518
 6/11/2001       11,870           8,447
 6/12/2001       11,900           8,457
 6/13/2001       11,630           8,363
 6/14/2001       11,280           8,217
 6/15/2001       11,460           8,180
 6/16/2001       11,460           8,180
 6/17/2001       11,460           8,180
 6/18/2001       11,400           8,140
 6/19/2001       11,500           8,168
 6/20/2001       11,380           8,239
 6/21/2001       11,020           8,333
 6/22/2001       11,150           8,254
 6/23/2001       11,150           8,254
 6/24/2001       11,150           8,254
 6/25/2001       11,030           8,209
 6/26/2001       11,110           8,197
 6/27/2001       11,230           8,159
 6/28/2001       11,240           8,261
 6/29/2001       11,290           8,249
 6/30/2001       11,290           8,249
  7/1/2001       11,290           8,249
  7/2/2001       11,290           8,332
  7/3/2001       11,290           8,318
  7/4/2001       11,290           8,318
  7/5/2001       11,430           8,217
  7/6/2001       11,490           8,026
  7/7/2001       11,490           8,026
  7/8/2001       11,490           8,026
  7/9/2001       11,530           8,081
 7/10/2001       11,630           7,965
 7/11/2001       11,460           7,957
 7/12/2001       11,370           8,145
 7/13/2001       11,300           8,196
 7/14/2001       11,300           8,196
 7/15/2001       11,300           8,196
 7/16/2001       11,310           8,107
 7/17/2001       11,280           8,188
 7/18/2001       11,190           8,143
 7/19/2001       11,170           8,193
 7/20/2001       10,910           8,164
 7/21/2001       10,910           8,164
 7/22/2001       10,910           8,164
 7/23/2001       10,610           8,031
 7/24/2001       10,160           7,900
 7/25/2001       10,470           8,027
 7/26/2001       10,730           8,111
 7/27/2001       10,730           8,131
 7/28/2001       10,730           8,131
 7/29/2001       10,730           8,131
 7/30/2001       10,790           8,123
 7/31/2001       10,730           8,168
  8/1/2001       10,820           8,201
  8/2/2001       10,970           8,234
  8/3/2001       10,950           8,192
  8/4/2001       10,950           8,192
  8/5/2001       10,950           8,192
  8/6/2001       10,660           8,099
  8/7/2001       10,640           8,126
  8/8/2001       10,340           7,986
  8/9/2001       10,450           7,987
 8/10/2001       10,500           8,032
 8/11/2001       10,500           8,032
 8/12/2001       10,500           8,032
 8/13/2001       10,390           8,041
 8/14/2001       10,440           8,010
 8/15/2001       10,340           7,953
 8/16/2001       10,340           7,978
 8/17/2001       10,320           7,845
 8/18/2001       10,320           7,845
 8/19/2001       10,320           7,845
 8/20/2001       10,370           7,909
 8/21/2001       10,360           7,813
 8/22/2001       10,460           7,868
 8/23/2001       10,500           7,847
 8/24/2001       10,550           8,001
 8/25/2001       10,550           8,001
 8/26/2001       10,550           8,001
 8/27/2001       10,660           7,963
 8/28/2001       10,680           7,843
 8/29/2001       10,640           7,757
 8/30/2001       10,470           7,626
 8/31/2001       10,460           7,657
  9/1/2001       10,460           7,657
  9/2/2001       10,460           7,657
  9/3/2001       10,460           7,657
  9/4/2001       10,540           7,652
  9/5/2001       10,390           7,646
  9/6/2001       10,360           7,475
  9/7/2001       10,390           7,336
  9/8/2001       10,390           7,336
  9/9/2001       10,390           7,336
 9/10/2001       10,300           7,382
 9/11/2001       10,300           7,382
 9/12/2001       10,300           7,382
 9/13/2001       10,300           7,382
 9/14/2001       10,300           7,382
 9/15/2001       10,300           7,382
 9/16/2001       10,300           7,382
 9/17/2001       10,100           7,021
 9/18/2001        9,920           6,980
 9/19/2001        9,730           6,868
 9/20/2001        9,810           6,655
 9/21/2001        9,610           6,528
 9/22/2001        9,610           6,528
 9/23/2001        9,610           6,528
 9/24/2001        9,560           6,783
 9/25/2001        9,480           6,842
 9/26/2001        9,090           6,809
 9/27/2001        8,980           6,887
 9/28/2001        9,330           7,038
 9/29/2001        9,330           7,038
 9/30/2001        9,330           7,038
 10/1/2001        9,400           7,022
 10/2/2001        9,630           7,109
 10/3/2001        9,880           7,252
 10/4/2001        9,950           7,234
 10/5/2001        9,980           7,247
 10/6/2001        9,980           7,247
 10/7/2001        9,980           7,247
 10/8/2001        9,940           7,187
 10/9/2001        9,800           7,149
10/10/2001        9,950           7,313
10/11/2001        9,960           7,425
10/12/2001        9,910           7,386
10/13/2001        9,910           7,386
10/14/2001        9,910           7,386
10/15/2001        9,830           7,374
10/16/2001       10,030           7,426
10/17/2001        9,960           7,288
10/18/2001        9,660           7,231
10/19/2001        9,800           7,264
10/20/2001        9,800           7,264
10/21/2001        9,800           7,264
10/22/2001        9,690           7,375
10/23/2001        9,500           7,340
10/24/2001        9,180           7,343
10/25/2001        9,400           7,444
10/26/2001        9,360           7,474
10/27/2001        9,360           7,474
10/28/2001        9,360           7,474
10/29/2001        9,380           7,297
10/30/2001        9,200           7,172
10/31/2001        9,270           7,173
 11/1/2001        9,280           7,338
 11/2/2001        9,110           7,359
 11/3/2001        9,110           7,359
 11/4/2001        9,110           7,359
 11/5/2001        9,360           7,465
 11/6/2001        9,360           7,574
 11/7/2001        9,200           7,556
 11/8/2001        9,430           7,575
 11/9/2001        9,470           7,587
11/10/2001        9,470           7,587
11/11/2001        9,470           7,587
11/12/2001        9,530           7,573
11/13/2001        9,620           7,715
11/14/2001        9,400           7,731
11/15/2001        9,220           7,738
11/16/2001        9,245           7,714
11/17/2001        9,245           7,714
11/18/2001        9,245           7,714
11/19/2001        9,181           7,799
11/20/2001        9,277           7,742
11/21/2001        9,107           7,704
11/22/2001        9,107           7,704
11/23/2001        9,171           7,794
11/24/2001        9,171           7,794
11/25/2001        9,171           7,794
11/26/2001        9,075           7,842
11/27/2001        9,107           7,789
11/28/2001        8,747           7,648
11/29/2001        8,778           7,728
11/30/2001        8,747           7,723
 12/1/2001        8,747           7,723
 12/2/2001        8,747           7,723
 12/3/2001        8,641           7,658
 12/4/2001        8,821           7,759
 12/5/2001        8,853           7,935
 12/6/2001        8,725           7,913
 12/7/2001        8,863           7,854
 12/8/2001        8,863           7,854
 12/9/2001        8,863           7,854
12/10/2001        8,662           7,729
12/11/2001        8,376           7,708
12/12/2001        8,450           7,711
12/13/2001        8,545           7,591
12/14/2001        8,450           7,616
12/15/2001        8,450           7,616
12/16/2001        8,450           7,616
12/17/2001        8,323           7,693
12/18/2001        8,503           7,751
12/19/2001        8,810           7,797
12/20/2001        8,768           7,732
12/21/2001        8,725           7,766
12/22/2001        8,725           7,766
12/23/2001        8,725           7,766
12/24/2001        8,821           7,765
12/25/2001        8,821           7,765
12/26/2001        8,895           7,797
12/27/2001        9,001           7,852
12/28/2001        9,033           7,878
12/29/2001        9,033           7,878
12/30/2001        9,033           7,878
12/31/2001        9,012           7,791
  1/1/2002        9,012           7,791
  1/2/2002        9,107           7,836
  1/3/2002        9,022           7,908
  1/4/2002        8,969           7,958
  1/5/2002        8,969           7,958
  1/6/2002        8,969           7,958
  1/7/2002        9,033           7,906
  1/8/2002        8,927           7,880
  1/9/2002        8,895           7,842
 1/10/2002        8,927           7,852
 1/11/2002        8,821           7,778
 1/12/2002        8,821           7,778
 1/13/2002        8,821           7,778
 1/14/2002        8,853           7,729
 1/15/2002        8,863           7,782
 1/16/2002        8,842           7,656
 1/17/2002        8,704           7,733
 1/18/2002        8,694           7,656
 1/19/2002        8,694           7,656
 1/20/2002        8,694           7,656
 1/21/2002        8,694           7,656
 1/22/2002        8,535           7,600
 1/23/2002        8,566           7,660
 1/24/2002        8,609           7,687
 1/25/2002        8,588           7,695
 1/26/2002        8,588           7,695
 1/27/2002        8,588           7,695
 1/28/2002        8,513           7,694
 1/29/2002        8,259           7,474
 1/30/2002        8,238           7,563
 1/31/2002        8,376           7,677
  2/1/2002        8,439           7,622
  2/2/2002        8,439           7,622
  2/3/2002        8,439           7,622
  2/4/2002        8,270           7,434
  2/5/2002        8,100           7,404
  2/6/2002        7,973           7,361
  2/7/2002        8,036           7,340
  2/8/2002        8,058           7,449
  2/9/2002        8,058           7,449
 2/10/2002        8,058           7,449
 2/11/2002        8,142           7,556
 2/12/2002        8,206           7,526
 2/13/2002        8,259           7,603
 2/14/2002        8,217           7,590
 2/15/2002        8,100           7,507
 2/16/2002        8,100           7,507
 2/17/2002        8,100           7,507
 2/18/2002        8,100           7,507
 2/19/2002        8,005           7,365
 2/20/2002        7,973           7,465
 2/21/2002        7,952           7,350
 2/22/2002        8,036           7,410
 2/23/2002        8,036           7,410
 2/24/2002        8,036           7,410
 2/25/2002        8,015           7,543
 2/26/2002        8,111           7,544
 2/27/2002        8,132           7,550
 2/28/2002        8,089           7,529
  3/1/2002        8,227           7,699
  3/2/2002        8,227           7,699
  3/3/2002        8,227           7,699
  3/4/2002        8,397           7,850
  3/5/2002        8,566           7,797
  3/6/2002        8,725           7,912
  3/7/2002        8,800           7,877
  3/8/2002        8,778           7,923
  3/9/2002        8,778           7,923
 3/10/2002        8,778           7,923
 3/11/2002        8,821           7,950
 3/12/2002        8,747           7,932
 3/13/2002        8,662           7,855
 3/14/2002        8,662           7,848
 3/15/2002        8,683           7,938
 3/16/2002        8,683           7,938
 3/17/2002        8,683           7,938
 3/18/2002        8,800           7,934
 3/19/2002        8,831           7,966
 3/20/2002        8,821           7,841
 3/21/2002        9,054           7,853
 3/22/2002        9,001           7,820
 3/23/2002        9,001           7,820
 3/24/2002        9,001           7,820
 3/25/2002        8,959           7,705
 3/26/2002        8,884           7,751
 3/27/2002        9,001           7,793
 3/28/2002        8,991           7,812
 3/29/2002        8,991           7,812
 3/30/2002        8,991           7,812
 3/31/2002        8,991           7,812
  4/1/2002        8,980           7,806
  4/2/2002        9,054           7,740
  4/3/2002        8,969           7,664
  4/4/2002        8,991           7,670
  4/5/2002        8,948           7,646
  4/6/2002        8,948           7,646
  4/7/2002        8,948           7,646
  4/8/2002        8,980           7,665
  4/9/2002        8,895           7,614
 4/10/2002        9,033           7,701
 4/11/2002        8,874           7,519
 4/12/2002        8,874           7,569
 4/13/2002        8,874           7,569
 4/14/2002        8,874           7,569
 4/15/2002        8,757           7,511
 4/16/2002        8,895           7,687
 4/17/2002        9,012           7,672
 4/18/2002        9,044           7,661
 4/19/2002        9,054           7,666
 4/20/2002        9,054           7,666
 4/21/2002        9,054           7,666
 4/22/2002        9,054           7,548
 4/23/2002        9,139           7,501
 4/24/2002        9,054           7,448
 4/25/2002        8,874           7,436
 4/26/2002        8,725           7,334
 4/27/2002        8,725           7,334
 4/28/2002        8,725           7,334
 4/29/2002        8,715           7,260
 4/30/2002        8,842           7,338
  5/1/2002        8,810           7,404
  5/2/2002        8,778           7,392
  5/3/2002        8,778           7,316
  5/4/2002        8,778           7,316
  5/5/2002        8,778           7,316
  5/6/2002        8,725           7,175
  5/7/2002        8,577           7,153
  5/8/2002        8,641           7,423
  5/9/2002        8,577           7,316
 5/10/2002        8,418           7,193
 5/11/2002        8,418           7,193
 5/12/2002        8,418           7,193
 5/13/2002        8,397           7,328
 5/14/2002        8,450           7,483
 5/15/2002        8,333           7,443
 5/16/2002        8,164           7,492
 5/17/2002        8,068           7,551
 5/18/2002        8,068           7,551
 5/19/2002        8,068           7,551
 5/20/2002        8,227           7,450
 5/21/2002        8,270           7,369
 5/22/2002        8,460           7,411
 5/23/2002        8,524           7,487
 5/24/2002        8,513           7,396
 5/25/2002        8,513           7,396
 5/26/2002        8,513           7,396
 5/27/2002        8,513           7,396
 5/28/2002        8,482           7,333
 5/29/2002        8,238           7,287
 5/30/2002        8,142           7,267
 5/31/2002        8,132           7,284
  6/1/2002        8,132           7,284
  6/2/2002        8,132           7,284
  6/3/2002        7,845           7,104
  6/4/2002        7,941           7,104
  6/5/2002        7,835           7,169
  6/6/2002        7,655           7,028
  6/7/2002        7,623           7,017
  6/8/2002        7,623           7,017
  6/9/2002        7,623           7,017
 6/10/2002        7,623           7,039
 6/11/2002        7,570           6,922
 6/12/2002        7,655           6,969
 6/13/2002        7,718           6,896
 6/14/2002        7,655           6,880
 6/15/2002        7,655           6,880
 6/16/2002        7,655           6,880
 6/17/2002        7,792           7,078
 6/18/2002        7,867           7,084
 6/19/2002        7,792           6,968
 6/20/2002        7,612           6,874
 6/21/2002        7,655           6,757
 6/22/2002        7,655           6,757
 6/23/2002        7,655           6,757
 6/24/2002        7,506           6,782
 6/25/2002        7,443           6,668
 6/26/2002        7,368           6,654
 6/27/2002        7,379           6,771
 6/28/2002        7,517           6,765
 6/29/2002        7,517           6,765
 6/30/2002        7,517           6,765
  7/1/2002        7,347           6,621
  7/2/2002        7,178           6,482
  7/3/2002        7,114           6,522
  7/4/2002        7,114           6,522
  7/5/2002        7,199           6,762
  7/6/2002        7,199           6,762
  7/7/2002        7,199           6,762
  7/8/2002        7,135           6,681
  7/9/2002        6,923           6,517
 7/10/2002        6,552           6,296
 7/11/2002        6,764           6,343
 7/12/2002        6,531           6,302
 7/13/2002        6,531           6,302
 7/14/2002        6,531           6,302
 7/15/2002        6,626           6,279
 7/16/2002        6,425           6,163
 7/17/2002        6,361           6,198
 7/18/2002        6,160           6,030
 7/19/2002        5,852           5,799
 7/20/2002        5,852           5,799
 7/21/2002        5,852           5,799
 7/22/2002        5,767           5,608
 7/23/2002        5,280           5,457
 7/24/2002        5,714           5,770
 7/25/2002        5,927           5,737
 7/26/2002        5,821           5,834
 7/27/2002        5,821           5,834
 7/28/2002        5,821           5,834
 7/29/2002        5,884           6,150
 7/30/2002        6,340           6,177
 7/31/2002        6,414           6,238
  8/1/2002        6,255           6,055
  8/2/2002        6,139           5,915
  8/3/2002        6,139           5,915
  8/4/2002        6,139           5,915
  8/5/2002        6,075           5,712
  8/6/2002        6,276           5,883
  8/7/2002        6,351           6,002
  8/8/2002        6,435           6,198
  8/9/2002        6,478           6,222
 8/10/2002        6,478           6,222
 8/11/2002        6,478           6,222
 8/12/2002        6,605           6,189
 8/13/2002        6,435           6,055
 8/14/2002        6,605           6,299
 8/15/2002        6,637           6,373
 8/16/2002        6,520           6,363
 8/17/2002        6,520           6,363
 8/18/2002        6,520           6,363
 8/19/2002        6,605           6,514
 8/20/2002        6,626           6,423
 8/21/2002        6,796           6,505
 8/22/2002        6,891           6,597
 8/23/2002        6,785           6,447
 8/24/2002        6,785           6,447
 8/25/2002        6,785           6,447
 8/26/2002        6,913           6,496
 8/27/2002        6,796           6,406
 8/28/2002        6,753           6,291
 8/29/2002        6,669           6,291
 8/30/2002        6,616           6,279
 8/31/2002        6,616           6,279
  9/1/2002        6,616           6,279
  9/2/2002        6,616           6,279
  9/3/2002        6,382           6,018
  9/4/2002        6,372           6,126
  9/5/2002        6,351           6,028
  9/6/2002        6,340           6,130
  9/7/2002        6,340           6,130
  9/8/2002        6,340           6,130
  9/9/2002        6,329           6,192
 9/10/2002        6,181           6,237
 9/11/2002        6,202           6,238
 9/12/2002        6,022           6,084
 9/13/2002        6,128           6,104
 9/14/2002        6,128           6,104
 9/15/2002        6,128           6,104
 9/16/2002        6,064           6,113
 9/17/2002        5,842           5,993
 9/18/2002        6,011           5,965
 9/19/2002        5,895           5,786
 9/20/2002        5,778           5,800
 9/21/2002        5,778           5,800
 9/22/2002        5,778           5,800
 9/23/2002        5,619           5,720
 9/24/2002        5,460           5,621
 9/25/2002        5,598           5,763
 9/26/2002        5,821           5,869
 9/27/2002        5,725           5,680
 9/28/2002        5,725           5,680
 9/29/2002        5,725           5,680
 9/30/2002        5,778           5,597
 10/1/2002        5,905           5,821
 10/2/2002        5,778           5,685
 10/3/2002        5,714           5,623
 10/4/2002        5,492           5,497
 10/5/2002        5,492           5,497
 10/6/2002        5,492           5,497
 10/7/2002        5,471           5,392
 10/8/2002        5,269           5,485
 10/9/2002        4,845           5,336
10/10/2002        5,153           5,523
10/11/2002        5,248           5,739
10/12/2002        5,248           5,739
10/13/2002        5,248           5,739
10/14/2002        5,195           5,781
10/15/2002        5,259           6,055
10/16/2002        5,068           5,909
10/17/2002        5,153           6,041
10/18/2002        5,195           6,077
10/19/2002        5,195           6,077
10/20/2002        5,195           6,077
10/21/2002        5,524           6,182
10/22/2002        5,428           6,116
10/23/2002        5,566           6,158
10/24/2002        5,566           6,064
10/25/2002        5,651           6,168
10/26/2002        5,651           6,168
10/27/2002        5,651           6,168
10/28/2002        5,746           6,117
10/29/2002        5,714           6,062
10/30/2002        5,842           6,122
10/31/2002        5,810           6,089
 11/1/2002        5,863           6,194
 11/2/2002        5,863           6,194
 11/3/2002        5,863           6,194
 11/4/2002        6,064           6,244
 11/5/2002        6,043           6,293
 11/6/2002        6,149           6,352
 11/7/2002        5,884           6,208
 11/8/2002        5,693           6,154
 11/9/2002        5,693           6,154
11/10/2002        5,693           6,154
11/11/2002        5,672           6,027
11/12/2002        5,534           6,073
11/13/2002        5,598           6,073
11/14/2002        5,693           6,223
11/15/2002        5,789           6,262
11/16/2002        5,789           6,262
11/17/2002        5,789           6,262
11/18/2002        5,767           6,197
11/19/2002        5,746           6,172
11/20/2002        5,810           6,292
11/21/2002        5,874           6,428
11/22/2002        6,062           6,406
11/23/2002        6,062           6,406
11/24/2002        6,062           6,406
11/25/2002        6,105           6,422
11/26/2002        5,930           6,288
11/27/2002        5,963           6,465
11/28/2002        5,963           6,465
11/29/2002        5,963           6,448
11/30/2002        5,963           6,448
 12/1/2002        5,963           6,448
 12/2/2002        5,898           6,435
 12/3/2002        5,952           6,341
 12/4/2002        5,799           6,321
 12/5/2002        5,766           6,245
 12/6/2002        5,766           6,284
 12/7/2002        5,766           6,284
 12/8/2002        5,766           6,284
 12/9/2002        5,799           6,145
12/10/2002        5,876           6,231
12/11/2002        5,909           6,236
12/12/2002        5,952           6,213
12/13/2002        6,007           6,130
12/14/2002        6,007           6,130
12/15/2002        6,007           6,130
12/16/2002        6,073           6,274
12/17/2002        6,095           6,223
12/18/2002        6,073           6,142
12/19/2002        6,018           6,096
12/20/2002        6,084           6,175
12/21/2002        6,084           6,175
12/22/2002        6,084           6,175
12/23/2002        6,051           6,186
12/24/2002        6,051           6,153
12/25/2002        6,051           6,153
12/26/2002        6,095           6,133
12/27/2002        6,018           6,037
12/28/2002        6,018           6,037
12/29/2002        6,018           6,037
12/30/2002        6,073           6,065
12/31/2002        6,095           6,069
  1/1/2003        6,095           6,069
  1/2/2003        6,259           6,271
  1/3/2003        6,302           6,268
  1/4/2003        6,302           6,268
  1/5/2003        6,302           6,268
  1/6/2003        6,565           6,409
  1/7/2003        6,412           6,367
  1/8/2003        6,488           6,279
  1/9/2003        6,510           6,401
 1/10/2003        6,478           6,401
 1/11/2003        6,478           6,401
 1/12/2003        6,478           6,401
 1/13/2003        6,357           6,393
 1/14/2003        6,379           6,430
 1/15/2003        6,379           6,338
 1/16/2003        6,379           6,313
 1/17/2003        6,313           6,225
 1/18/2003        6,313           6,225
 1/19/2003        6,313           6,225
 1/20/2003        6,313           6,225
 1/21/2003        6,204           6,127
 1/22/2003        6,127           6,064
 1/23/2003        6,204           6,126
 1/24/2003        6,040           5,947
 1/25/2003        6,040           5,947
 1/26/2003        6,040           5,947
 1/27/2003        5,854           5,851
 1/28/2003        5,985           5,927
 1/29/2003        5,985           5,968
 1/30/2003        5,919           5,833
 1/31/2003        5,941           5,910
  2/1/2003        5,941           5,910
  2/2/2003        5,941           5,910
  2/3/2003        5,985           5,942
  2/4/2003        5,930           5,858
  2/5/2003        5,843           5,828
  2/6/2003        5,810           5,792
  2/7/2003        5,712           5,733
  2/8/2003        5,712           5,733
  2/9/2003        5,712           5,733
 2/10/2003        5,723           5,777
 2/11/2003        5,635           5,730
 2/12/2003        5,460           5,660
 2/13/2003        5,526           5,651
 2/14/2003        5,591           5,773
 2/15/2003        5,591           5,773
 2/16/2003        5,591           5,773
 2/17/2003        5,591           5,773
 2/18/2003        5,668           5,886
 2/19/2003        5,635           5,845
 2/20/2003        5,701           5,790
 2/21/2003        5,744           5,866
 2/22/2003        5,744           5,866
 2/23/2003        5,744           5,866
 2/24/2003        5,712           5,759
 2/25/2003        5,755           5,800
 2/26/2003        5,646           5,726
 2/27/2003        5,668           5,794
 2/28/2003        5,668           5,821
  3/1/2003        5,668           5,821
  3/2/2003        5,668           5,821
  3/3/2003        5,712           5,777
  3/4/2003        5,657           5,689
  3/5/2003        5,723           5,745
  3/6/2003        5,744           5,692
  3/7/2003        5,755           5,739
  3/8/2003        5,755           5,739
  3/9/2003        5,755           5,739
 3/10/2003        5,635           5,591
 3/11/2003        5,591           5,544
 3/12/2003        5,613           5,570
 3/13/2003        5,679           5,763
 3/14/2003        5,712           5,772
 3/15/2003        5,712           5,772
 3/16/2003        5,712           5,772
 3/17/2003        5,832           5,977
 3/18/2003        5,898           6,002
 3/19/2003        5,887           6,055
 3/20/2003        5,941           6,067
 3/21/2003        6,040           6,206
 3/22/2003        6,040           6,206
 3/23/2003        6,040           6,206
 3/24/2003        5,898           5,988
 3/25/2003        6,007           6,060
 3/26/2003        5,952           6,027
 3/27/2003        5,996           6,018
 3/28/2003        5,996           5,984
 3/29/2003        5,996           5,984
 3/30/2003        5,996           5,984
 3/31/2003        5,974           5,878
  4/1/2003        6,040           5,949
  4/2/2003        6,051           6,106
  4/3/2003        6,029           6,075
  4/4/2003        6,116           6,092
  4/5/2003        6,116           6,092
  4/6/2003        6,116           6,092
  4/7/2003        6,105           6,099
  4/8/2003        6,062           6,090
  4/9/2003        6,051           6,005
 4/10/2003        6,062           6,044
 4/11/2003        6,051           6,022
 4/12/2003        6,051           6,022
 4/13/2003        6,051           6,022
 4/14/2003        6,127           6,139
 4/15/2003        6,193           6,178
 4/16/2003        6,171           6,103
 4/17/2003        6,226           6,198
 4/18/2003        6,226           6,198
 4/19/2003        6,226           6,198
 4/20/2003        6,226           6,198
 4/21/2003        6,277           6,187
 4/22/2003        6,364           6,321
 4/23/2003        6,364           6,374
 4/24/2003        6,448           6,322
 4/25/2003        6,416           6,234
 4/26/2003        6,416           6,234
 4/27/2003        6,416           6,234
 4/28/2003        6,525           6,346
 4/29/2003        6,525           6,368
 4/30/2003        6,525           6,362
  5/1/2003        6,430           6,359
  5/2/2003        6,496           6,454
  5/3/2003        6,496           6,454
  5/4/2003        6,496           6,454
  5/5/2003        6,536           6,430
  5/6/2003        6,510           6,484
  5/7/2003        6,485           6,452
  5/8/2003        6,478           6,388
  5/9/2003        6,529           6,480
 5/10/2003        6,529           6,480
 5/11/2003        6,529           6,480
 5/12/2003        6,569           6,562
 5/13/2003        6,580           6,543
 5/14/2003        6,627           6,524
 5/15/2003        6,751           6,576
 5/16/2003        6,860           6,560
 5/17/2003        6,860           6,560
 5/18/2003        6,860           6,560
 5/19/2003        6,747           6,397
 5/20/2003        6,773           6,390
 5/21/2003        6,769           6,416
 5/22/2003        6,871           6,475
 5/23/2003        7,141           6,484
 5/24/2003        7,141           6,484
 5/25/2003        7,141           6,484
 5/26/2003        7,141           6,484
 5/27/2003        7,247           6,611
 5/28/2003        7,203           6,624
 5/29/2003        7,094           6,600
 5/30/2003        7,189           6,697
 5/31/2003        7,189           6,697
  6/1/2003        7,189           6,697
  6/2/2003        7,247           6,721
  6/3/2003        7,247           6,753
  6/4/2003        7,360           6,857
  6/5/2003        7,298           6,884
  6/6/2003        7,218           6,868
  6/7/2003        7,218           6,868
  6/8/2003        7,218           6,868
  6/9/2003        7,174           6,786
 6/10/2003        7,174           6,848
 6/11/2003        7,254           6,938
 6/12/2003        7,338           6,946
 6/13/2003        7,240           6,877
 6/14/2003        7,240           6,877
 6/15/2003        7,240           6,877
 6/16/2003        7,367           7,031
 6/17/2003        7,342           7,037
 6/18/2003        7,357           7,027
 6/19/2003        7,378           6,920
 6/20/2003        7,349           6,927
 6/21/2003        7,349           6,927
 6/22/2003        7,349           6,927
 6/23/2003        7,243           6,829
 6/24/2003        7,196           6,842
 6/25/2003        7,200           6,785
 6/26/2003        7,240           6,861
 6/27/2003        7,181           6,794
 6/28/2003        7,181           6,794
 6/29/2003        7,181           6,794
 6/30/2003        7,192           6,782
  7/1/2003        7,167           6,838
  7/2/2003        7,240           6,918
  7/3/2003        7,189           6,862
  7/4/2003        7,189           6,862
  7/5/2003        7,189           6,862
  7/6/2003        7,189           6,862
  7/7/2003        7,218           6,992
  7/8/2003        7,189           7,018
  7/9/2003        7,156           6,980
 7/10/2003        7,010           6,886
 7/11/2003        7,046           6,952
 7/12/2003        7,046           6,952
 7/13/2003        7,046           6,952
 7/14/2003        7,050           6,992
 7/15/2003        6,941           6,968
 7/16/2003        6,853           6,924
 7/17/2003        6,798           6,838
 7/18/2003        6,879           6,919
 7/19/2003        6,879           6,919
 7/20/2003        6,879           6,919
 7/21/2003        6,766           6,818
 7/22/2003        6,882           6,883
 7/23/2003        6,846           6,886
 7/24/2003        6,846           6,838
 7/25/2003        6,875           6,957
 7/26/2003        6,875           6,957
 7/27/2003        6,875           6,957
 7/28/2003        6,853           6,942
 7/29/2003        6,828           6,892
 7/30/2003        6,802           6,881
 7/31/2003        6,795           6,902
  8/1/2003        6,736           6,831
  8/2/2003        6,736           6,831
  8/3/2003        6,736           6,831
  8/4/2003        6,729           6,850
  8/5/2003        6,631           6,729
  8/6/2003        6,682           6,742
  8/7/2003        6,707           6,791
  8/8/2003        6,736           6,815
  8/9/2003        6,736           6,815
 8/10/2003        6,736           6,815
 8/11/2003        6,744           6,838
 8/12/2003        6,828           6,906
 8/13/2003        6,798           6,865
 8/14/2003        6,809           6,910
 8/15/2003        6,828           6,912
 8/16/2003        6,828           6,912
 8/17/2003        6,828           6,912
 8/18/2003        6,788           6,976
 8/19/2003        6,798           6,994
 8/20/2003        6,871           6,980
 8/21/2003        6,901           7,001
 8/22/2003        6,820           6,930
 8/23/2003        6,820           6,930
 8/24/2003        6,820           6,930
 8/25/2003        6,846           6,935
 8/26/2003        6,871           6,956
 8/27/2003        6,879           6,957
 8/28/2003        6,886           7,000
 8/29/2003        6,908           7,037
 8/30/2003        6,908           7,037
 8/31/2003        6,908           7,037
  9/1/2003        6,908           7,037
  9/2/2003        7,017           7,134
  9/3/2003        7,061           7,166
  9/4/2003        7,079           7,178
  9/5/2003        7,054           7,133
  9/6/2003        7,054           7,133
  9/7/2003        7,054           7,133
  9/8/2003        7,123           7,205
  9/9/2003        7,079           7,145
 9/10/2003        7,068           7,061
 9/11/2003        7,072           7,101
 9/12/2003        7,119           7,117
 9/13/2003        7,119           7,117
 9/14/2003        7,119           7,117
 9/15/2003        7,098           7,090
 9/16/2003        7,152           7,192
 9/17/2003        7,108           7,168
 9/18/2003        7,200           7,264
 9/19/2003        7,218           7,241
 9/20/2003        7,218           7,241
 9/21/2003        7,218           7,241
 9/22/2003        7,163           7,147
 9/23/2003        7,192           7,190
 9/24/2003        7,127           7,053
 9/25/2003        7,108           7,012
 9/26/2003        7,145           6,968
 9/27/2003        7,145           6,968
 9/28/2003        7,145           6,968
 9/29/2003        7,225           7,036
 9/30/2003        7,189           6,962
 10/1/2003        7,269           7,118
 10/2/2003        7,309           7,133
 10/3/2003        7,349           7,200
 10/4/2003        7,349           7,200
 10/5/2003        7,349           7,200
 10/6/2003        7,364           7,232
 10/7/2003        7,342           7,266
 10/8/2003        7,309           7,231
 10/9/2003        7,324           7,265
10/10/2003        7,309           7,261
10/11/2003        7,309           7,261
10/12/2003        7,309           7,261
10/13/2003        7,331           7,312
10/14/2003        7,357           7,341
10/15/2003        7,291           7,324
10/16/2003        7,316           7,347
10/17/2003        7,273           7,272
10/18/2003        7,273           7,272
10/19/2003        7,273           7,272
10/20/2003        7,291           7,309
10/21/2003        7,291           7,319
10/22/2003        7,276           7,210
10/23/2003        7,265           7,234
10/24/2003        7,273           7,200
10/25/2003        7,273           7,200
10/26/2003        7,273           7,200
10/27/2003        7,284           7,215
10/28/2003        7,280           7,325
10/29/2003        7,284           7,335
10/30/2003        7,324           7,329
10/31/2003        7,305           7,356
 11/1/2003        7,305           7,356
 11/2/2003        7,305           7,356
 11/3/2003        7,389           7,414
 11/4/2003        7,320           7,374
 11/5/2003        7,324           7,365
 11/6/2003        7,305           7,409
 11/7/2003        7,276           7,377
 11/8/2003        7,276           7,377
 11/9/2003        7,276           7,377
11/10/2003        7,265           7,335
11/11/2003        7,254           7,331
11/12/2003        7,287           7,418
11/13/2003        7,298           7,417
11/14/2003        7,284           7,362
11/15/2003        7,284           7,362
11/16/2003        7,284           7,362
11/17/2003        7,207           7,315
11/18/2003        7,098           7,248
11/19/2003        7,167           7,307
11/20/2003        7,138           7,246
11/21/2003        7,144           7,258
11/22/2003        7,144           7,258
11/23/2003        7,144           7,258
11/24/2003        7,256           7,375
11/25/2003        7,306           7,389
11/26/2003        7,340           7,422
11/27/2003        7,340           7,422
11/28/2003        7,344           7,420
11/29/2003        7,344           7,420
11/30/2003        7,344           7,420
 12/1/2003        7,401           7,504
 12/2/2003        7,405           7,480
 12/3/2003        7,386           7,469
 12/4/2003        7,394           7,504
 12/5/2003        7,382           7,447
 12/6/2003        7,382           7,447
 12/7/2003        7,382           7,447
 12/8/2003        7,440           7,502
 12/9/2003        7,367           7,438
12/10/2003        7,352           7,431
12/11/2003        7,394           7,517
12/12/2003        7,409           7,538
12/13/2003        7,409           7,538
12/14/2003        7,409           7,538
12/15/2003        7,386           7,495
12/16/2003        7,421           7,545
12/17/2003        7,421           7,556
12/18/2003        7,486           7,646
12/19/2003        7,509           7,642
12/20/2003        7,509           7,642
12/21/2003        7,509           7,642
12/22/2003        7,563           7,672
12/23/2003        7,597           7,694
12/24/2003        7,589           7,680
12/25/2003        7,589           7,680
12/26/2003        7,605           7,693
12/27/2003        7,605           7,693
12/28/2003        7,605           7,693
12/29/2003        7,659           7,791
12/30/2003        7,682           7,793
12/31/2003        7,643           7,810
  1/1/2004        7,643           7,810
  1/2/2004        7,670           7,786
  1/3/2004        7,670           7,786
  1/4/2004        7,670           7,786
  1/5/2004        7,678           7,883
  1/6/2004        7,655           7,893
  1/7/2004        7,697           7,914
  1/8/2004        7,712           7,953
  1/9/2004        7,685           7,883
 1/10/2004        7,685           7,883
 1/11/2004        7,685           7,883
 1/12/2004        7,678           7,921
 1/13/2004        7,662           7,879
 1/14/2004        7,735           7,944
 1/15/2004        7,693           7,955
 1/16/2004        7,705           8,010
 1/17/2004        7,705           8,010
 1/18/2004        7,705           8,010
 1/19/2004        7,705           8,010
 1/20/2004        7,770           8,003
 1/21/2004        7,870           8,065
 1/22/2004        7,885           8,040
 1/23/2004        7,862           8,023
 1/24/2004        7,862           8,023
 1/25/2004        7,862           8,023
 1/26/2004        7,812           8,120
 1/27/2004        7,766           8,040
 1/28/2004        7,781           7,932
 1/29/2004        7,777           7,974
 1/30/2004        7,777           7,953
 1/31/2004        7,777           7,953
  2/1/2004        7,777           7,953
  2/2/2004        7,758           7,982
  2/3/2004        7,793           7,988
  2/4/2004        7,666           7,922
  2/5/2004        7,624           7,937
  2/6/2004        7,705           8,037
  2/7/2004        7,705           8,037
  2/8/2004        7,705           8,037
  2/9/2004        7,739           8,018
 2/10/2004        7,816           8,058
 2/11/2004        7,835           8,147
 2/12/2004        7,797           8,108
 2/13/2004        7,766           8,064
 2/14/2004        7,766           8,064
 2/15/2004        7,766           8,064
 2/16/2004        7,766           8,064
 2/17/2004        7,850           8,143
 2/18/2004        7,854           8,108
 2/19/2004        7,797           8,075
 2/20/2004        7,735           8,054
 2/21/2004        7,735           8,054
 2/22/2004        7,735           8,054
 2/23/2004        7,747           8,032
 2/24/2004        7,716           8,019
 2/25/2004        7,781           8,052
 2/26/2004        7,800           8,063
 2/27/2004        7,873           8,063
 2/28/2004        7,873           8,063
 2/29/2004        7,873           8,063
  3/1/2004        7,939           8,141
  3/2/2004        7,919           8,093
  3/3/2004        7,916           8,109
  3/4/2004        7,958           8,136
  3/5/2004        8,008           8,150
  3/6/2004        8,008           8,150
  3/7/2004        8,008           8,150
  3/8/2004        7,962           8,083
  3/9/2004        7,939           8,036
 3/10/2004        7,820           7,920
 3/11/2004        7,743           7,801
 3/12/2004        7,827           7,899
 3/13/2004        7,827           7,899
 3/14/2004        7,827           7,899
 3/15/2004        7,785           7,785
 3/16/2004        7,804           7,829
 3/17/2004        7,923           7,922
 3/18/2004        7,881           7,912
 3/19/2004        7,854           7,824
 3/20/2004        7,854           7,824
 3/21/2004        7,854           7,824
 3/22/2004        7,758           7,722
 3/23/2004        7,754           7,712
 3/24/2004        7,716           7,694
 3/25/2004        7,739           7,820
 3/26/2004        7,751           7,812
 3/27/2004        7,751           7,812
 3/28/2004        7,751           7,812
 3/29/2004        7,820           7,915
 3/30/2004        7,877           7,947
 3/31/2004        7,889           7,942

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04
--------------------------------------------------------------------------------
                         INVESTOR CLASS      ADVISOR CLASS          C-CLASS
                           (04/03/00)          (04/03/00)         (04/27/01)
--------------------------------------------------------------------------------
                        ONE      SINCE      ONE      SINCE      ONE      SINCE
                        YEAR   INCEPTION    YEAR   INCEPTION    YEAR   INCEPTION
--------------------------------------------------------------------------------
UTILITIES FUND         32.11%    -5.77%    31.39%    -6.26%    30.80%   -15.97%
S&P 500 INDEX          35.12%    -5.61%    35.12%    -5.61%    35.12%    -1.99%
--------------------------------------------------------------------------------

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.

                                                                ANNUAL REPORT 21


BANKING FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                         MARKET
                                                                          VALUE
                                                             SHARES     (NOTE 1)
                                                             ------     --------
COMMON STOCKS 99.3%
Bank of America Corp. ...................................    10,528   $  852,557
Wachovia Corp. ..........................................    16,776      788,472
J.P. Morgan Chase & Co. .................................    16,994      712,898
Washington Mutual, Inc. .................................    16,219      692,714
FleetBoston Financial Corp. .............................    12,740      572,026
Wells Fargo & Co. .......................................     8,466      479,768
SouthTrust Corp. ........................................    14,151      469,247
Comerica, Inc. ..........................................     8,235      447,325
Regions Financial Corp. .................................    11,745      428,927
Sovereign Bancorp, Inc. .................................    18,700      400,554
Bank One Corp. ..........................................     7,331      399,686
Union Planters Corp. ....................................    13,300      397,005
Huntington Bancshares, Inc. .............................    17,075      378,894
Zions Bancorporation ....................................     6,595      377,234
U.S. Bancorp ............................................    13,390      370,234
Associated Banc-Corp. ...................................     8,100      362,799
SunTrust Banks, Inc. ....................................     5,071      353,499
Bank of New York Co., Inc. ..............................    11,030      347,445
Independence Community Bank Corp. .......................     8,388      341,811
KeyCorp. ................................................    11,238      340,399
Webster Financial Corp. .................................     6,598      334,585
Greater Bay Bancorp .....................................    11,300      330,525
National Commerce Financial Corp. .......................    11,324      323,980
Downey Financial Corp. ..................................     5,881      311,105
Commercial Federal Corp. ................................    11,106      306,526
FirstFed Financial Corp.* ...............................     6,430      296,616
Silicon Valley Bancshares* ..............................     9,100      295,204
Anchor BanCorp Wisconsin, Inc. ..........................    11,105      283,733
AmSouth Bancorp .........................................    11,300      265,663
National City Corp. .....................................     7,002      249,131
Northern Trust Corp. ....................................     5,265      245,296
PNC Financial Services Group, Inc. ......................     4,275      236,921
Brookline Bancorp, Inc. .................................    14,656      233,763
Umpqua Holding Corp. ....................................    11,400      230,166
BankUnited Financial Corp.--Class A*  ...................     7,700      228,690
PMI Group, Inc. .........................................     6,085      227,336
Radian Group, Inc. ......................................     5,300      225,780
MGIC Investment Corp. ...................................     3,505      225,126
Seacoast Financial Services Corp. .......................     6,700      224,450
Freddie Mac .............................................     3,800      224,428
Fannie Mae ..............................................     3,000      223,050
Irwin Financial Corp. ...................................     8,100      218,538
Hibernia Corp.--Class A .................................     8,942      210,048
Washington Federal, Inc. ................................     8,000      204,240
First Tennessee National Corp. ..........................     4,200      200,340
BB&T Corp. ..............................................     5,603      197,786
Hudson City Bancorp, Inc. ...............................     4,905      185,605
Fifth Third Bancorp .....................................     3,280      181,614
Park National Corp. .....................................     1,333      151,029
Astoria Financial Corp. .................................     2,700      102,681
UnionBanCal Corp. .......................................     1,850       96,922
Golden West Financial Corp. .............................       800       89,560
W Holding Co., Inc. .....................................     4,746       88,703
Charter One Financial, Inc. .............................     2,500       88,400
Whitney Holding Corp. ...................................     2,011       83,939
Popular, Inc. ...........................................     1,750       75,425
Pacific Capital Bancorp .................................     1,900       75,373
First Republic Bank .....................................     1,895       73,071
Fulton Financial Corp. ..................................     3,260       72,600
Commerce Bancshares, Inc. ...............................     1,494       71,279
Valley National Bancorp .................................     2,452       68,582
UCBH Holdings, Inc. .....................................     1,700       68,068
Sky Financial Group, Inc. ...............................     2,275       59,036
Trustmark Corp. .........................................     1,930       56,163
Banknorth Group, Inc. ...................................     1,200       40,848
Texas Regional Bancshares, Inc.--Class A ................       855       36,380
Synovus Financial Corp. .................................     1,200       29,340
M&T Bank Corp. ..........................................       100        8,985
                                                                      ----------
Total Common Stocks
   (Cost $15,736,614) ............................... ...             17,870,123
                                                                      ----------

See Notes to Financial Statements.

22


BANKING FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                        MARKET
                                                            FACE        VALUE
                                                           AMOUNT      (NOTE 1)
                                                           ------      --------
REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 4)
  0.95% due 04/01/04 ..................................   $118,343   $   118,343
                                                                     -----------
Total Repurchase Agreements
  (Cost $118,343) .....................................                  118,343
                                                                     -----------
Total Investments 100%
  (Cost $15,854,957) ..................................              $17,988,466
                                                                     ===========

*    Non-Income Producing Securities

See Notes to Financial Statements.

                                                                ANNUAL REPORT 23


BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                         VALUE
                                                             SHARES    (NOTE 1)
                                                             ------   ----------
COMMON STOCKS 98.9%
Dow Chemical Co. .........................................   50,923   $2,051,178
Alcoa, Inc. ..............................................   54,353    1,885,506
EI Du Pont de Nemours & Co. ..............................   41,616    1,757,028
International Paper Co. ..................................   39,133    1,653,761
Air Products & Chemicals, Inc. ...........................   25,595    1,282,821
Georgia-Pacific Corp. ....................................   36,472    1,228,742
Newmont Mining Corp. .....................................   25,394    1,184,122
Rohm & Haas Co. ..........................................   28,924    1,152,332
Ecolab, Inc. .............................................   39,673    1,131,871
Monsanto Co. .............................................   30,569    1,120,965
Weyerhaeuser Co. .........................................   15,028      984,334
Nucor Corp. ..............................................   15,648      962,039
Vulcan Materials Co. .....................................   19,797      939,170
Louisiana-Pacific Corp. ..................................   34,175      881,715
United States Steel Corp. ................................   23,468      874,652
Sealed Air Corp.* ........................................   17,414      865,998
Engelhard Corp. ..........................................   28,786      860,414
Sigma-Aldrich Corp. ......................................   15,405      852,513
Praxair, Inc. ............................................   22,668      841,436
Pactiv Corp.* ............................................   36,956      822,271
International Flavors & Fragrances, Inc. .................   23,049      818,240
Peabody Energy Corp. .....................................   16,847      783,554
PPG Industries, Inc. .....................................   12,270      715,341
Phelps Dodge Corp.* ......................................    8,737      713,463
Martin Marietta Materials, Inc. ..........................   15,334      707,817
FMC Corp.* ...............................................   16,490      706,102
Lyondell Chemical Co. ....................................   44,674      662,962
Arch Coal, Inc. ..........................................   21,070      661,387
Worthington Industries, Inc. .............................   33,445      641,141
Cytec Industries, Inc. ...................................   17,116      608,816
Bemis Co. ................................................   22,478      584,428
RPM International, Inc. ..................................   35,211      582,390
Hercules, Inc.* ..........................................   50,555      580,371
Lubrizol Corp. ...........................................   18,339      577,495
Freeport-McMoRan Copper & Gold, Inc.--Class B ............   14,677      573,724
Sonoco Products Co. ......................................   23,542      571,600
Airgas, Inc. .............................................   26,362      561,511
Massey Energy Co. ........................................   25,022      552,236
OM Group, Inc.* ..........................................   18,032      548,173
Florida Rock Industries, Inc. ............................   12,820      540,363
Olin Corp. ...............................................   30,271      540,337
Minerals Technologies, Inc. ..............................    9,269      529,260
MeadWestvaco Corp. .......................................   17,893      506,193
Century Aluminum Co.* ....................................   17,128      483,523
Rayonier, Inc. ...........................................   10,140      443,219
Albemarle Corp. ..........................................   14,732      427,228
Commercial Metals Co. ....................................   13,283      422,931
Ball Corp. ...............................................    6,161      417,593
AptarGroup, Inc. .........................................    9,654      370,714
Temple-Inland, Inc. ......................................    5,638      357,111
Eastman Chemical Co. .....................................    8,346      356,207
Quanex Corp. .............................................    8,133      345,571
MacDermid, Inc. ..........................................    9,527      335,255
Texas Industries, Inc. ...................................    9,240      334,026
H.B. Fuller Co. ..........................................    9,789      278,399
Wausau-Mosinee Paper Corp. ...............................   19,611      276,319
Cambrex Corp. ............................................   10,127      272,416
Packaging Corp. of America ...............................   11,749      265,057
Valspar Corp. ............................................    5,301      260,968
Bowater, Inc. ............................................    5,960      260,035
PolyOne Corp.* ...........................................   38,108      253,418
A. Schulman, Inc. ........................................   11,842      232,695
Cabot Corp. ..............................................    7,001      229,633
Schweitzer-Mauduit International, Inc. ...................    7,060      228,038
Scotts Co.--Class A* .....................................    3,545      227,412
Sensient Technologies Corp. ..............................   12,120      226,280
Deltic Timber Corp. ......................................    6,260      222,105
Brush Engineered Materials, Inc.* ........................   10,444      211,700
Rock-Tenn Co.--Class A ...................................   14,317      206,451
Steel Dynamics, Inc.* ....................................    8,271      204,955
Myers Industries, Inc. ...................................   15,900      195,570
IMC Global, Inc. .........................................   13,538      193,593
Potlatch Corp. ...........................................    4,544      185,168

See Notes to Financial Statements.

24


BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                       MARKET
                                                                        VALUE
                                                            SHARES    (NOTE 1)
                                                            ------   -----------
Carpenter Technology Corp. ..............................    5,586   $   183,668
Chesapeake Corp. ........................................    7,575       180,815
Pope & Talbot, Inc. .....................................   10,490       180,323
Caraustar Industries, Inc.* .............................   14,417       167,958
Steel Technologies, Inc. ................................    7,460       144,127
Quaker Chemical Corp. ...................................    5,635       143,129
Material Sciences Corp.* ................................   11,884       130,724
Allegheny Technologies, Inc. ............................    9,637       116,608
Glatfelter ..............................................   10,220       114,873
Great Lakes Chemical Corp. ..............................    4,276       101,983
Ferro Corp. .............................................    3,169        82,869
A.M. Castle & Co.* ......................................    7,691        69,527
Georgia Gulf Corp. ......................................    1,908        57,526
Crompton Corp. ..........................................    6,914        44,111
Cleveland-Cliffs, Inc.* .................................      639        41,810
Longview Fibre Co. ......................................    1,585        17,689
Arch Chemicals, Inc. ....................................      533        15,047
                                                                     -----------
Total Common Stocks
   (Cost $44,339,335) ...................................             48,116,149
                                                                     -----------

                                                            FACE
                                                           AMOUNT
                                                          --------
REPURCHASE AGREEMENTS 1.1%
Repurchase Agreement (Note 4)
   0.95% due 04/01/04 .................................   $511,994       511,994
                                                                     -----------
Total Repurchase Agreements
   (Cost $511,994) ....................................                  511,994
                                                                     -----------
Total Investments 100%
   (Cost $44,851,329) .................................              $48,628,143
                                                                     ===========

*    Non-Income Producing Securities

See Notes to Financial Statements.

                                                                ANNUAL REPORT 25


BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                         VALUE
                                                           SHARES      (NOTE 1)
                                                           -------   -----------
COMMON STOCKS 97.9%
Amgen, Inc.* ...........................................   241,018   $14,020,017
Genentech, Inc.* .......................................   117,211    12,403,268
Genzyme Corp.* .........................................   116,146     5,463,508
Gilead Sciences, Inc.* .................................    92,194     5,141,659
Chiron Corp.* ..........................................   112,645     4,957,506
Serono SA - SP ADR .....................................   299,373     4,607,350
Biogen Idec, Inc.* .....................................    75,201     4,181,176
Millennium Pharmaceuticals, Inc.* ......................   202,496     3,422,182
ImClone Systems, Inc.* .................................    65,579     3,335,348
Neurocrine Biosciences, Inc.* ..........................    54,368     3,213,149
Celgene Corp.* .........................................    67,040     3,194,456
Invitrogen Corp.* ......................................    44,323     3,177,516
Medimmune, Inc.* .......................................   131,300     3,030,404
Cephalon, Inc.* ........................................    48,264     2,766,010
QLT, Inc.*. ............................................   100,635     2,570,218
Martek Biosciences Corp.* ..............................    44,228     2,520,996
ICOS Corp.* ............................................    67,238     2,491,168
Charles River Laboratories International, Inc.* ........    57,528     2,465,075
IDEXX Laboratories, Inc.* ..............................    43,217     2,457,751
Protein Design Labs, Inc.* .............................   102,549     2,442,717
Tularik, Inc.* .........................................    95,698     2,349,386
OSI Pharmaceuticals, Inc.* .............................    59,973     2,302,963
Human Genome Sciences, Inc.* ...........................   177,417     2,223,035
Gen-Probe, Inc.* .......................................    64,989     2,171,282
Techne Corp.* ..........................................    51,899     2,117,998
Affymetrix, Inc.* ......................................    62,167     2,098,136
Alkermes, Inc.* ........................................   130,342     2,084,169
Onyx Pharmaceuticals, Inc.* ............................    50,581     2,046,507
Amylin Pharmaceuticals, Inc.* ..........................    81,817     1,938,245
Vicuron Pharmaceuticals, Inc.* .........................    84,681     1,926,493
Abgenix, Inc.* .........................................   141,312     1,878,036
Telik, Inc.* ...........................................    68,022     1,825,710
NPS Pharmaceuticals, Inc.* .............................    59,290     1,692,729
ILEX Oncology, Inc.* ...................................    69,872     1,671,338
Applera Corp. - Celera Genomics Group* .................   113,809     1,651,369
Genta, Inc.* ...........................................   154,281     1,619,950
Medarex, Inc.* .........................................   176,239     1,580,864
Connetics Corp.* .......................................    70,840     1,570,523
InterMune, Inc.* .......................................    77,092     1,501,752
Incyte Corp.* ..........................................   168,407     1,399,462
United Therapeutics Corp.* .............................    58,700     1,398,821
Transkaryotic Therapies, Inc.* .........................    77,007     1,321,440
Regeneron Pharmaceuticals, Inc.* .......................    96,126     1,305,391
Myriad Genetics, Inc.* .................................    79,036     1,281,964
Tanox, Inc.* ...........................................    85,627     1,274,986
Digene Corp.* ..........................................    34,614     1,189,337
Albany Molecular Research, Inc.* .......................    72,549     1,152,804
CV Therapeutics, Inc.* .................................    74,910     1,133,388
Isis Pharmaceuticals, Inc.* ............................   145,713     1,130,733
BioMarin Pharmaceuticals, Inc.* ........................   148,734     1,118,480
Cell Genesys, Inc.* ....................................    92,525     1,114,001
Enzo Biochem, Inc.* ....................................    64,490     1,085,367
Corixa Corp.* ..........................................   168,978     1,081,932
Cell Therapeutics, Inc.* ...............................   126,549     1,070,605
Vertex Pharmaceuticals, Inc.* ..........................   109,434     1,030,868
Indevus Pharmaceuticals, Inc.* .........................   162,275       981,764
XOMA Ltd.* .............................................   184,935       950,566
Serologicals Corp.* ....................................    41,710       850,884
Gene Logic, Inc.* ......................................   153,661       775,988
Exelixis, Inc.* ........................................    89,274       763,293
Alexion Pharmaceuticals, Inc.* .........................    31,491       748,226
Cubist Pharmaceuticals, Inc.* ..........................    79,514       731,529
Trimeris, Inc.* ........................................    40,075       591,106
ID Biomedical Corp.* ...................................    35,044       390,040

See Notes to Financial Statements.

26


BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                       MARKET
                                                                        VALUE
                                                         SHARES       (NOTE 1)
                                                         --------   ------------
Qiagen NV* .........................................       11,474   $    151,113
Enzon Pharmaceuticals, Inc.* .......................        8,925        137,713
                                                                    ------------

Total Common Stocks
   (Cost $101,280,301) .............................                 150,273,760
                                                                    ------------

                                                          FACE
                                                         AMOUNT
                                                       ----------

REPURCHASE AGREEMENTS 2.1%
Repurchase Agreement (Note 4)
   0.95% due 04/01/04 ..............................   $3,251,220      3,251,220
                                                                    ------------
Total Repurchase Agreements
   (Cost $3,251,220) ...............................                   3,251,220
                                                                    ------------

Total Investments 100%
   (Cost $104,531,521) .............................                $153,524,980
                                                                    ============

*    Non-Income Producing Securities
ADR--American Depository Receipt

See Notes to Financial Statements.

                                                                ANNUAL REPORT 27


CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                        VALUE
                                                            SHARES     (NOTE 1)
                                                            ------   -----------
COMMON STOCKS 100.0%
Procter & Gamble Co. ....................................   23,916   $2,508,310
Coca-Cola Co. ...........................................   39,470    1,985,341
PepsiCo, Inc. ...........................................   28,897    1,556,103
Altria Group, Inc. ......................................   26,740    1,455,993
Sara Lee Corp. ..........................................   58,432    1,277,324
General Mills, Inc. .....................................   24,048    1,122,561
eBay, Inc.* .............................................   16,108    1,116,768
Coca-Cola Enterprises, Inc. .............................   45,600    1,102,152
Anheuser-Busch Cos., Inc. ...............................   20,761    1,058,811
Avon Products, Inc. .....................................   12,256      929,863
Cendant Corp. ...........................................   36,205      883,040
Hormel Foods Corp. ......................................   29,204      856,553
Kraft Foods, Inc.--Class A ..............................   24,953      798,746
Lancaster Colony Corp. ..................................   18,975      766,590
Kellogg Co. .............................................   19,139      751,014
Performance Food Group Co.* .............................   21,800      748,830
Ralcorp Holdings, Inc.* .................................   24,292      739,206
Hain Celestial Group* ...................................   32,400      715,716
Sysco Corp. .............................................   17,448      681,344
Kimberly-Clark Corp. ....................................   10,570      666,967
UST, Inc. ...............................................   18,001      649,836
Apollo Group, Inc.--Class A* ............................    7,487      644,706
ConAgra Foods, Inc. .....................................   23,874      643,166
Wal-Mart Stores, Inc. ...................................   10,300      614,807
Lance, Inc. .............................................   35,215      577,174
Tyson Foods, Inc.--Class A .............................   31,700      572,185
Smithfield Foods, Inc.* .................................   20,900      566,808
WD-40 Co. ...............................................   15,300      535,500
Sensient Technologies Corp. .............................   28,230      527,054
Church & Dwight Co., Inc. ...............................   12,077      523,055
Alberto-Culver Co.--Class B .............................   11,850      519,860
Colgate-Palmolive Co. ...................................    9,274      510,997
Kroger Co.* .............................................   30,317      504,475
Fortune Brands, Inc. ....................................    6,436      493,191
H&R Block, Inc. .........................................    9,147      466,771
Schweitzer-Mauduit
International, Inc. .....................................   12,700      410,210
Gillette Co. ............................................   10,347      404,568
Weight Watchers
International, Inc.* ....................................    9,562      404,186
Career Education Corp.* .................................    7,134      404,070
DeVry, Inc.* ............................................   13,143      396,261
Krispy Kreme
Doughnuts, Inc.* ........................................   11,269      386,977
Universal Corp./Richmond VA .............................    7,100      360,822
Estee Lauder Cos., Inc.--Class A ........................    7,386      327,495
Black & Decker Corp. ....................................    5,693      324,159
Stanley Works ...........................................    7,554      322,405
Newell Rubbermaid, Inc. .................................   13,437      311,738
Corinthian Colleges, Inc.* ..............................    9,096      300,714
McCormick & Co., Inc. ...................................    8,800      294,976
Walgreen Co. ............................................    8,500      280,075
United Natural Foods, Inc.* .............................    5,800      278,922
Service Corp.
International/US*  ......................................   34,785      259,844
Rent-A-Center, Inc.* ....................................    7,807      257,553
H.J. Heinz Co. ..........................................    6,830      254,691
PepsiAmericas, Inc. .....................................   12,100      247,082
Sylvan Learning Systems, Inc.* ..........................    6,579      230,989
Education Management Corp.* .............................    6,888      219,245
Stewart Enterprises, Inc.--Class A* .....................   28,590      207,849
Campbell Soup Co. .......................................    7,571      206,461
CVS Corp. ...............................................    5,800      204,740
Safeway, Inc.* ..........................................    9,400      193,452
ServiceMaster Co. .......................................   15,981      191,932
SUPERVALU, Inc. .........................................    5,399      164,885
Roto-Rooter, Inc. .......................................    3,200      161,760
Priceline.com, Inc.* ....................................    5,878      158,471
United Rentals, Inc.* ...................................    8,898      158,117
Regis Corp. .............................................    3,500      155,540
ITT Educational Services, Inc.* .........................    4,786      149,323
Snap-On, Inc. ...........................................    4,496      145,401

See Notes to Financial Statements.

28


CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                        MARKET
                                                                        VALUE
                                                            SHARES     (NOTE 1)
                                                            ------   -----------
Brown-Forman Corp.--Class B .............................    2,800   $   133,448
R.J. Reynolds Tobacco Holdings, Inc. ....................    2,100       127,050
Tupperware Corp. ........................................    6,787       120,876
Learning Tree International, Inc.* ......................    7,527       119,604
Sotheby's Holdings, Inc.--Class A* ......................    8,979       115,380
Longs Drug Stores Corp. .................................    6,100       114,863
BJ's Wholesale Club, Inc.* ..............................    3,700        94,165
Scotts Co.--Class A* ....................................    1,459        93,595
Corn Products International, Inc. .......................    2,000        80,000
Archer-Daniels-Midland Co. ..............................    4,700        79,289
Clorox Co. ..............................................    1,562        76,397
Adolph Coors Co.--Class B ...............................    1,100        76,395
Whole Foods Market, Inc. ................................      900        67,455
Wild Oats Markets, Inc.* ................................    5,700        67,431
Blyth, Inc. .............................................    1,989        64,981
Robert Mondavi--Class A* ................................    1,500        56,715
NBTY, Inc.* .............................................    1,402        52,126
Casey's General Stores, Inc. ............................    3,100        51,460
Pre-Paid Legal Services, Inc.* ..........................    1,723        42,179
Pepsi Bottling Group, Inc. ..............................    1,300        38,675
Great Atlantic & Pacific Tea Co.* .......................    4,500        34,830
Energizer Holdings, Inc.* ...............................      400        18,676
Tootsie Roll Industries, Inc. ...........................      500        18,280
                                                                     -----------
Total Common Stocks
   (Cost $36,885,909) ...................................             40,589,600
                                                                     -----------
Total Investments 100%
   (Cost $36,885,909) ...................................            $40,589,600
                                                                     ===========

*    Non-Income Producing Securities

See Notes to Financial Statements.

                                                                ANNUAL REPORT 29


ELECTRONICS FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                         VALUE
                                                             SHARES    (NOTE 1)
                                                            -------   ----------
COMMON STOCKS 100.0%
Intel Corp. .............................................   187,679   $5,104,869
Texas Instruments, Inc. .................................    97,318    2,843,632
Applied Materials, Inc.* ................................   106,879    2,285,073
Analog Devices, Inc. ....................................    40,207    1,930,338
Micron Technology, Inc.* ................................   109,013    1,821,607
Maxim Integrated Products, Inc. .........................    36,804    1,733,100
Broadcom Corp.--Class A* ................................    40,238    1,576,122
Xilinx, Inc.* ...........................................    40,736    1,547,968
Linear Technology Corp. .................................    41,577    1,539,181
Advanced Micro Devices, Inc.* ...........................    82,784    1,343,584
National Semiconductor Corp.* ...........................    29,670    1,318,238
KLA-Tencor Corp.* .......................................    23,642    1,190,375
Altera Corp.* ...........................................    57,025    1,166,161
Lam Research Corp.* .....................................    36,750      926,468
Teradyne, Inc.* .........................................    38,370      914,357
International Rectifier Corp.* ..........................    19,545      898,875
Microchip Technology, Inc. ..............................    33,114      879,508
Silicon Laboratories, Inc.* .............................    14,967      791,455
Atmel Corp.* ............................................   120,787      785,116
LSI Logic Corp.* ........................................    83,372      778,695
Skyworks Solutions, Inc.* ...............................    65,127      759,381
Micrel, Inc.* ...........................................    52,300      698,205
Intersil Corp.--Class A .................................    30,594      681,940
Nvidia Corp.* ...........................................    25,070      664,104
Cree, Inc.* .............................................    29,688      662,042
Cabot Microelectronics Corp.* ...........................    15,418      651,256
Cypress Semiconductor Corp.* ............................    31,495      644,703
Semtech Corp.* ..........................................    25,798      588,968
Actel Corp.* ............................................    25,422      575,300
Novellus Systems, Inc.* .................................    18,069      574,414
Integrated Device Technology, Inc.* .....................    37,467      562,005
Standard Microsystems Corp.* ............................    20,552      547,505
Microsemi Corp.* ........................................    39,508      540,469
Axcelis Technologies, Inc.* .............................    47,700      530,424
Cymer, Inc.* ............................................    12,780      493,436
RF Micro Devices, Inc.* .................................    56,926      481,594
Applied Micro Circuits Corp.* ...........................    81,824      470,488
Ultratech, Inc.* ........................................    19,990      465,967
Fairchild Semiconductor International, Inc.* ............    19,100      458,973
Integrated Circuit Systems, Inc.* .......................    17,995      450,415
Kulicke & Soffa Industries, Inc.* .......................    38,403      450,083
PMC - Sierra, Inc.* .....................................    26,220      444,953
LTX Corp.* ..............................................    25,628      386,983
FEI Co.* ................................................    17,530      383,031
Helix Technology Corp. ..................................    15,700      380,725
DSP Group, Inc.* ........................................    14,255      366,781
Photronics, Inc.* .......................................    19,956      354,019
Brooks Automation, Inc.* ................................    16,300      341,974
Power Integrations, Inc.* ...............................    11,397      334,274
Advanced Energy Industries, Inc.* .......................    14,600      297,694
Infineon Technologies AG - SP ADR* ......................    18,673      273,559
MEMC Electronic Materials, Inc.* ........................    29,700      271,755
ATI Technologies, Inc.* .................................    15,900      259,170
Credence Systems Corp.* .................................    21,800      258,984
Supertex, Inc.* .........................................    15,425      257,289
OmniVision Technologies, Inc.* ..........................     9,248      252,563
ASML Holding NV* ........................................    13,700      251,121
Siliconware Precision Industries Co. - SP ADR* ..........    48,200      247,266
Varian Semiconductor Equipment Associates, Inc.* ........     5,870      246,540
Rudolph Technologies, Inc.* .............................    12,589      235,792
TriQuint Semiconductor, Inc.* ...........................    25,900      189,070

See Notes to Financial Statements.

30


ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                        MARKET
                                                                        VALUE
                                                            SHARES     (NOTE 1)
                                                            ------   -----------
Lattice Semiconductor Corp.* ............................   19,683   $   171,833
Silicon Storage Technology, Inc.* .......................   12,800       165,632
ATMI, Inc.* .............................................    6,202       163,237
Alliance Semiconductor Corp.* ...........................   21,400       162,854
Exar Corp.* .............................................    7,276       134,606
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR* ...   12,700       132,588
Conexant Systems, Inc.* .................................   17,500       107,800
Marvell Technology Group Ltd.* ..........................    1,289        58,069
Dupont Photomasks, Inc.* ................................    2,300        53,498
ESS Technologies, Inc.* .................................    3,600        52,776
Kopin Corp.* ............................................    8,600        49,708
Cohu, Inc. ..............................................    2,600        48,490
                                                                     -----------
Total Common Stocks
   (Cost $32,658,272) ...................................             50,661,028
                                                                     -----------

Total Investments 100%
   (Cost $32,658,272) ...................................            $50,661,028
                                                                     ===========

*    Non-Income Producing Securities
ADR-American Depository Receipt

See Notes to Financial Statements.

                                                                ANNUAL REPORT 31


ENERGY FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                         VALUE
                                                             SHARES    (NOTE 1)
                                                            -------   ----------
COMMON STOCKS 99.0%
Exxon Mobil Corp. .......................................   145,484   $6,050,680
ChevronTexaco Corp. .....................................    40,854    3,586,164
Schlumberger Ltd. .......................................    54,650    3,489,402
ConocoPhillips ..........................................    45,854    3,201,068
Devon Energy Corp. ......................................    38,513    2,239,531
Halliburton Co. .........................................    73,000    2,218,470
Occidental Petroleum Corp. ..............................    39,260    1,807,923
Valero Energy Corp. .....................................    26,280    1,575,749
BJ Services Co.* ........................................    36,365    1,573,514
FMC Technologies, Inc.* .................................    56,600    1,529,898
EOG Resources, Inc. .....................................    33,320    1,529,055
Patterson-UTI Energy, Inc.* .............................    42,510    1,505,279
Burlington Resources, Inc. ..............................    23,509    1,495,878
Kerr-McGee Corp. ........................................    27,940    1,438,910
Apache Corp. ............................................    33,133    1,430,352
Maverick Tube Corp.* ....................................    60,612    1,427,413
Tom Brown, Inc.* ........................................    35,820    1,346,832
Pioneer Natural Resources Co. ...........................    41,570    1,342,711
Varco International, Inc.* ..............................    73,800    1,329,138
Baker Hughes, Inc. ......................................    36,255    1,322,582
Input/Output, Inc.* .....................................   160,866    1,246,711
Rowan Cos., Inc.*........................................    59,020    1,244,732
ENSCO International, Inc. ...............................    43,205    1,217,085
St. Mary Land & Exploration Co. .........................    36,082    1,206,221
Marathon Oil Corp. ......................................    35,549    1,196,935
Smith International, Inc.* ..............................    21,915    1,172,672
Forest Oil Corp.* .......................................    45,490    1,148,622
Pride International, Inc.* ..............................    65,020    1,109,241
Tetra Technologies, Inc.* ...............................    42,070    1,099,289
Unocal Corp. ............................................    29,310    1,092,677
Weatherford International Ltd.* .........................    24,015    1,009,350
Murphy Oil Corp. ........................................    13,739      865,145
Hanover Compressor Co.* .................................    70,792      855,875
Cal Dive International, Inc.* ...........................    31,950      825,268
Evergreen Resources, Inc.* ..............................    22,640      777,684
Anadarko Petroleum Corp. ................................    14,235      738,227
Unit Corp.* .............................................    26,605      729,509
EnCana Corp. ............................................    16,720      720,966
Tidewater, Inc. .........................................    24,790      697,343
Prima Energy Corp.* .....................................    20,114      694,939
Newfield Exploration Co.* ...............................    14,340      687,316
Overseas Shipholding Group, Inc. ........................    17,455      637,107
Offshore Logistics, Inc.* ...............................    26,352      607,414
Stone Energy Corp.*......................................    12,200      603,412
Noble Corp.*.............................................    15,489      595,087
Sunoco, Inc. ............................................     9,150      570,777
Ashland, Inc. ...........................................    12,020      558,810
Helmerich & Payne, Inc. .................................    19,200      550,080
Teekay Shipping Corp. ...................................     7,480      515,372
CARBO Ceramics, Inc. ....................................     7,883      496,235
XTO Energy, Inc. ........................................    19,047      480,746
Dril-Quip, Inc.*.........................................    28,225      464,019
Precision Drilling Corp.*................................     9,390      437,386
Western Gas Resources, Inc. .............................     7,570      384,935
Patina Oil & Gas Corp. ..................................    13,700      359,625
Amerada Hess Corp. ......................................     5,313      346,833
Lone Star Technologies, Inc.* ...........................    19,205      339,352
Oceaneering International, Inc.* ........................     9,600      292,320
Canadian Natural Resources Ltd. .........................     5,000      278,200
W-H Energy Services, Inc.* ..............................    18,715      270,806
Swift Energy Co.* .......................................    13,860      261,261
National-Oilwell, Inc.* .................................     9,200      260,176
Nuevo Energy Co.* .......................................     7,952      258,917

See Notes to Financial Statements.

32


ENERGY FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                        MARKET
                                                                        VALUE
                                                           SHARES      (NOTE 1)
                                                           -------   -----------
Enbridge Energy Partners, L.P. ........................      3,500   $   178,990
Spinnaker Exploration Co.*.............................      4,440       159,485
Chesapeake Energy Corp. ...............................     11,410       152,894
Cooper Cameron Corp.*..................................      3,250       143,163
Frontline, Ltd. .......................................      4,685       135,162
Westport Resources Corp.*..............................      3,060       100,949
RepsolYPF SA - SP ADR..................................      4,400        91,564
Ultra Petroleum Corp.*.................................      2,760        82,828
Grant Prideco, Inc.*...................................      4,800        74,400
Petrofund Energy Trust.................................      4,960        65,571
Tesoro Petroleum Corp.*................................      3,200        60,128
                                                                     -----------
Total Common Stocks
   (Cost $63,730,191)..................................               72,590,360
                                                                     -----------

                                                            FACE
                                                           AMOUNT
                                                          --------
REPURCHASE AGREEMENTS 1.0%
Repurchase Agreement (Note 4)
   0.95% due 04/01/04..................................   $748,618       748,618
                                                                     -----------
Total Repurchase Agreements
   (Cost $748,618).....................................                  748,618
                                                                     -----------
Total Investments 100%
   (Cost $64,478,809)..................................              $73,338,978
                                                                     ===========

*    Non-Income Producing Securities
ADR--American Depository Receipt

See Notes to Financial Statements.

                                                                ANNUAL REPORT 33


ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                         MARKET
                                                                          VALUE
                                                            SHARES     (NOTE 1)
                                                            ------    ----------
COMMON STOCKS 99.4%
Schlumberger Ltd. .......................................   113,164   $7,225,521
Transocean, Inc.* .......................................   173,582    4,841,202
BJ Services Co.* ........................................   103,146    4,463,127
Halliburton Co. .........................................   131,035    3,982,154
Baker Hughes, Inc. ......................................   101,163    3,690,426
ENSCO International, Inc. ...............................   122,874    3,461,361
Nabors Industries Ltd.* .................................    68,162    3,118,411
Weatherford International Ltd.* .........................    74,150    3,116,524
Pride International, Inc.* ..............................   158,793    2,709,009
Rowan Cos., Inc.*  ......................................   117,733    2,482,989
Maverick Tube Corp.* ....................................   102,441    2,412,486
Tidewater, Inc. .........................................    81,365    2,288,797
Varco International, Inc.* ..............................   126,984    2,286,982
Smith International, Inc.* ..............................    42,286    2,262,724
Noble Corp.* ............................................    52,549    2,018,933
Cal Dive International, Inc.* ...........................    75,791    1,957,682
Helmerich & Payne, Inc. .................................    68,083    1,950,578
Hanover Compressor Co.* .................................   151,201    1,828,020
Unit Corp.* .............................................    61,713    1,692,170
Lone Star Technologies, Inc.* ...........................    87,219    1,541,160
CARBO Ceramics, Inc. ....................................    23,930    1,506,393
Tetra Technologies, Inc.* ...............................    56,581    1,478,462
FMC Technologies, Inc.* .................................    51,570    1,393,937
Offshore Logistics, Inc.*  ..............................    60,120    1,385,766
National-Oilwell, Inc.* .................................    44,937    1,270,818
Patterson-UTI Energy, Inc.* .............................    35,670    1,263,075
W-H Energy Services, Inc.* ..............................    79,489    1,150,206
Dril-Quip, Inc.* ........................................    67,940    1,116,934
Cooper Cameron Corp.* ...................................    21,078      928,486
Grey Wolf, Inc.* ........................................   218,200      903,348
Grant Prideco, Inc.* ....................................    58,081      900,255
Precision Drilling Corp.* ...............................    19,200      894,336
Oceaneering International, Inc.* ........................    25,015      761,707
Veritas DGC, Inc.* ......................................    11,600      240,120
Seacor Smit, Inc.*  .....................................     4,978      204,496
Input/Output, Inc.* .....................................    10,869       84,235
Hydril*  ................................................     3,141       82,294
Atwood Oceanics, Inc.*  .................................     2,100       74,739
                                                                      ----------

Total Common Stocks
   (Cost $63,627,616) ...................................             74,969,863
                                                                      ----------

                                                            FACE
                                                           AMOUNT
                                                           ------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 4)
   0.95% due 04/01/04 .................................   $433,173       433,173
                                                                     -----------
Total Repurchase Agreements
   (Cost $433,173) ....................................                  433,173
                                                                     -----------
Total Investments 100%
   (Cost $64,060,789) .................................              $75,403,036
        `                                                            ===========

*    Non-Income Producing Securities

See Notes to Financial Statements.

34


FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                         MARKET
                                                                          VALUE
                                                             SHARES     (NOTE 1)
                                                             ------     --------
COMMON STOCKS 99.1%
Citigroup, Inc. .........................................    51,503   $2,662,705
Fannie Mae ..............................................    25,574    1,901,427
Freddie Mac .............................................    30,850    1,822,001
J.P. Morgan Chase & Co. .................................    43,376    1,819,623
Washington Mutual, Inc. .................................    42,600    1,819,446
Wachovia Corp. ..........................................    38,310    1,800,570
MetLife, Inc. ...........................................    48,150    1,717,992
American International Group, Inc. ......................    24,036    1,714,969
Prudential Financial, Inc. ..............................    36,510    1,634,918
John Hancock Financial Services, Inc. ...................    35,140    1,535,267
Merrill Lynch & Co., Inc. ...............................    24,658    1,468,630
ACE Ltd. ................................................    33,500    1,429,110
Regions Financial Corp. .................................    37,020    1,351,970
Bank of New York Co., Inc. ..............................    42,600    1,341,900
State Street Corp. ......................................    25,600    1,334,528
Lehman Brothers Holdings, Inc. ..........................    15,670    1,298,573
Union Planters Corp. ....................................    42,929    1,281,431
Zions Bancorporation ....................................    21,700    1,241,240
Huntington Bancshares, Inc. .............................    55,650    1,234,873
Radian Group, Inc. ......................................    28,750    1,224,750
American Financial Group, Inc./OH .......................    40,094    1,196,004
W.R. Berkley Corp. ......................................    29,730    1,185,632
AmerUs Group Co. ........................................    29,010    1,170,553
Sovereign Bancorp, Inc. .................................    54,400    1,165,248
MGIC Investment Corp. ...................................    18,102    1,162,691
Brookline Bancorp, Inc. .................................    71,046    1,133,184
PMI Group, Inc. .........................................    29,950    1,118,932
FirstFed Financial Corp.* ...............................    24,150    1,114,039
Commercial Federal Corp. ................................    40,200    1,109,520
Downey Financial Corp. ..................................    20,919    1,106,615
Horace Mann Educators Corp. .............................    69,223    1,088,186
U.S. Bancorp ............................................    38,750    1,071,437
SWS Group, Inc. .........................................    59,219    1,060,612
LandAmerica Financial Group, Inc. .......................    23,407    1,059,401
GATX Corp. ..............................................    47,400    1,050,858
MBNA Corp. ..............................................    37,381    1,032,837
SouthTrust Corp. ........................................    29,218      968,869
Hartford Financial Services Group, Inc. .................    13,400      853,580
Charles Schwab Corp. ....................................    65,670      762,429
Simon Property Group, Inc. ..............................    12,610      736,928
KeyCorp .................................................    23,518      712,360
Irwin Financial Corp. ...................................    26,300      709,574
Old Republic International Corp. ........................    28,695      704,749
American Express Co. ....................................    13,524      701,219
Equity Residential ......................................    23,370      697,595
Susquehanna Bancshares, Inc. ............................    27,057      693,471
Equity Office Properties Trust ..........................    23,220      670,826
Waddell & Reed Financial,Inc.--Class A ..................    26,900      659,588
UICI* ...................................................    44,525      657,189
FleetBoston Financial Corp. .............................    13,900      624,110
Progressive Corp. .......................................     7,000      613,200
Principal Financial Group, Inc. .........................    16,920      602,860
ProLogis ................................................    16,450      590,062
E*Trade Financial Corp.* ................................    42,780      571,113
Synovus Financial Corp. .................................    23,100      564,795
Silicon Valley Bancshares* ..............................    17,299      561,180
Bank of America Corp. ...................................     6,926      560,867
Plum Creek Timber (REIT) Co., Inc. ......................    17,020      552,810
First Tennessee National Corp. ..........................    11,300      539,010
Morgan Stanley ..........................................     8,864      507,907
Greater Bay Bancorp .....................................    16,900      494,325
Capital One Financial Corp. .............................     6,300      475,209

See Notes to Financial Statements.

                                                                ANNUAL REPORT 35


FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (continued)                               March 31, 2004

                                                                        MARKET
                                                                        VALUE
                                                            SHARES     (NOTE 1)
                                                            ------   -----------
Investment Technology Group, Inc.* ......................   30,630   $   468,639
Comerica, Inc. ..........................................    8,600       467,152
Wells Fargo & Co. .......................................    8,227       466,224
Raymond James Financial, Inc. ...........................   18,629       462,931
Liberty Property Trust ..................................   10,230       460,350
Everest Re Group Ltd. ...................................    5,250       448,560
AmeriCredit Corp.* ......................................   24,700       420,641
Franklin Resources, Inc. ................................    7,300       406,464
PNC Financial Services Group, Inc. ......................    7,000       387,940
T. Rowe Price Group, Inc. ...............................    7,200       387,576
Hibernia Corp.--Class A .................................   15,449       362,897
FirstMerit Corp. ........................................   13,500       351,675
Webster Financial Corp. .................................    6,700       339,757
Lincoln National Corp. ..................................    7,160       338,811
Stewart Information Services Corp. ......................    8,500       334,050
Essex Property Trust, Inc. ..............................    5,050       330,775
Travelers Property Casualty Corp.--Class B ..............   17,600       303,952
Janus Capital Group, Inc. ...............................   16,600       271,908
National Commerce Financial Corp. .......................    9,364       267,904
New Plan Excel Realty Trust .............................    9,390       256,817
Mellon Financial Corp. ..................................    8,200       256,578
United Dominion Realty Trust, Inc. ......................   12,810       251,332
Fidelity National Financial, Inc. .......................    6,237       246,985
UnumProvident Corp. .....................................   15,800       231,154
Bank One Corp. ..........................................    4,011       218,680
BankUnited Financial Corp.--Class A* ....................    6,800       201,960
Mercantile Bankshares Corp. .............................    4,200       180,474
MONY Group, Inc.* .......................................    4,350       136,764
Shurgard Storage Centers, Inc.--Class A .................    3,420       136,458
Anchor BanCorp Wisconsin, Inc. ..........................    5,100       130,305
Apartment Investment & Management Co.--Class A ..........    4,190       130,267
Zenith National Insurance Corp. .........................    3,086       120,971
Mack-Cali Realty Corp. ..................................    2,650       119,012
Chubb Corp. .............................................    1,650       114,741
MBIA, Inc. ..............................................    1,550        97,185
Hospitality Properties Trust ............................    1,950        90,480
Ambac Financial Group, Inc. .............................    1,150        84,847
Seacoast Financial Services Corp. .......................    2,500        83,750
Capital Automotive REIT .................................    1,950        68,855
First Republic Bank .....................................    1,691        65,205
Goldman Sachs Group, Inc. ...............................      350        36,523
Piper Jaffray Cos.* .....................................       43         2,328
                                                                     -----------
Total Common Stocks (Cost $70,253,945) ..................             76,787,374
                                                                     -----------

See Notes to Financial Statements.

36


FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                       MARKET
                                                            FACE        VALUE
                                                           AMOUNT      (NOTE 1)
                                                          --------   -----------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 4)
   0.95% due 04/01/04 .................................   $684,660   $   684,660
                                                                     -----------
Total Repurchase Agreements
   (Cost $684,660) ....................................                  684,660
                                                                     -----------
Total Investments 100%
   (Cost $70,938,605) .................................              $77,472,034
                                                                     ===========

*    Non-Income Producing Securities
REIT-Real Estate Investment Trust

See Notes to Financial Statements.

                                                                ANNUAL REPORT 37


HEALTH CARE FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                        VALUE
                                                             SHARES    (NOTE 1)
                                                             ------   ----------
COMMON STOCKS 98.8%
Pfizer, Inc. .............................................   58,113   $2,036,861
Johnson & Johnson, Inc. ..................................   30,205    1,531,998
Merck & Co., Inc. ........................................   29,598    1,307,936
Eli Lilly & Co. ..........................................   18,623    1,245,879
Amgen, Inc.* .............................................   20,377    1,185,330
Abbott Laboratories ......................................   27,728    1,139,621
UnitedHealth Group, Inc. .................................   14,948      963,249
Bristol-Myers Squibb Co. .................................   39,398      954,614
Boston Scientific Corp.*  ................................   22,500      953,550
Hillenbrand Industries, Inc. .............................   13,200      896,148
Wyeth ....................................................   23,477      881,561
Medtronic, Inc. ..........................................   16,864      805,256
Forest Laboratories, Inc.* ...............................   10,966      785,385
Guidant Corp. ............................................   11,683      740,352
Baxter International, Inc. ...............................   23,306      719,922
Stryker Corp. ............................................    8,023      710,276
WellPoint Health Networks, Inc.* .........................    6,122      696,194
Aetna, Inc. ..............................................    7,560      678,283
Cardinal Health, Inc. ....................................    9,654      665,161
Anthem, Inc.* ............................................    6,808      617,077
Zimmer Holdings, Inc.*  ..................................    8,200      604,996
Sepracor, Inc.* ..........................................   12,350      594,035
St. Jude Medical, Inc.*  .................................    8,200      591,220
HCA, Inc. ................................................   14,493      588,706
Becton Dickinson & Co. ...................................   11,600      562,368
Schering-Plough Corp. ....................................   34,494      559,493
Gilead Sciences, Inc.* ...................................    9,949      554,856
Quest Diagnostics, Inc. ..................................    6,200      513,546
Biomet, Inc. .............................................   13,200      506,352
Biogen Idec, Inc.*  ......................................    9,100      505,960
DENTSPLY International, Inc. .............................   11,400      505,362
Chiron Corp.* ............................................   11,400      501,714
CIGNA Corp. ..............................................    8,335      491,932
Allergan, Inc. ...........................................    5,700      479,712
McKesson Corp. ...........................................   15,500      466,395
Express Scripts, Inc.*  ..................................    6,200      462,458
Caremark Rx, Inc.*  ......................................   13,633      453,297
Medco Health Solutions, Inc.*  ...........................   13,000      442,000
Bausch & Lomb, Inc. ......................................    7,300      437,781
Genzyme Corp.* ...........................................    9,300      437,472
Varian Medical Systems, Inc.*  ...........................    5,000      431,550
Barr Pharmaceuticals, Inc.*  .............................    9,250      424,575
Applera Corp. - Applied Biosystems Group .................   21,400      423,292
Patterson Dental Co.* ....................................    6,000      411,660
Mylan Laboratories, Inc. .................................   17,800      404,594
NDCHealth Corp. ..........................................   14,800      401,820
Medimmune, Inc.* .........................................   17,300      399,284
IMS Health, Inc. .........................................   17,100      397,746
Omnicare, Inc. ...........................................    8,851      392,365
Health Management Associates, Inc.--Class A ..............   16,500      382,965
Millennium Pharmaceuticals, Inc.* ........................   22,595      381,855
C.R. Bard, Inc. ..........................................    3,900      380,796
Neurocrine Biosciences, Inc.* ............................    6,401      378,299
Watson Pharmaceuticals, Inc.*  ...........................    8,800      376,552
Beckman Coulter, Inc. ....................................    6,814      371,636
Apogent Technologies, Inc.* ..............................   12,100      371,228
Oxford Health Plans, Inc. ................................    7,550      368,817
Respironics, Inc.* .......................................    6,500      351,130
Tenet Healthcare Corp.* ..................................   31,451      350,993
Cerner Corp.* ............................................    7,700      347,963
King Pharmaceuticals, Inc.*  .............................   20,600      346,904
Covance, Inc.* ...........................................   10,000      344,400
Cephalon, Inc.* ..........................................    6,000      343,860
Perrigo Co. ..............................................   17,100      342,855
Invacare Corp. ...........................................    7,594      342,793
Vertex Pharmaceuticals, Inc.*  ...........................   36,000      339,120
AmerisourceBergen Corp. ..................................    6,200      339,016

See Notes to Financial Statements.

38


HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                       MARKET
                                                                       VALUE
                                                            SHARES     (NOTE 1)
                                                            ------   -----------
Coventry Health Care, Inc.*  ............................    7,950   $   336,523
IVAX Corp.* .............................................   14,700       334,719
Renal Care Group, Inc.* .................................    7,200       329,472
Manor Care, Inc. ........................................    9,100       321,139
Medicis Pharmaceutical--Class A .........................    8,000       320,000
Pacificare Health Systems, Inc.*  .......................    8,000       316,400
ResMed, Inc.* ...........................................    7,000       316,330
Lincare Holdings, Inc.* .................................    9,800       307,916
Health Net, Inc.* .......................................   12,350       307,885
Millipore Corp.*  .......................................    5,900       303,142
First Health Group Corp.*  ..............................   13,801       301,690
Edwards Lifesciences Corp.* .............................    9,300       297,135
Cooper Cos., Inc. .......................................    5,500       297,000
Datascope Corp. .........................................    8,450       296,933
Charles River Laboratories International, Inc.* .........    6,800       291,380
Community Health Systems, Inc.*  ........................   10,400       289,432
Inamed Corp.*  ..........................................    5,431       289,364
Pharmaceutical Product Development, Inc.*  ..............    9,647       287,384
Protein Design Labs, Inc.*  .............................   12,000       285,840
US Oncology, Inc.*  .....................................   19,300       285,254
Pharmaceutical Resources, Inc.* .........................    5,000       284,300
Accredo Health, Inc.* ...................................    7,400       281,940
Humana, Inc.* ...........................................   14,750       280,545
Techne Corp.* ...........................................    6,699       273,386
Diagnostic Products Corp. ...............................    6,300       272,790
Henry Schein, Inc.* .....................................    3,800       271,396
Conmed Corp.* ...........................................    9,100       268,814
Connetics Corp.* ........................................   11,750       260,497
Universal Health Services, Inc.--Class B ................    5,600       257,992
Pediatrix Medical Group, Inc.* ..........................    4,000       252,000
MGI Pharma, Inc.* .......................................    4,000       245,040
Sybron Dental Specialties, Inc.* ........................    8,500       231,625
Triad Hospitals, Inc.* ..................................    6,699       206,463
Odyssey HealthCare, Inc.* ...............................    7,800       147,030
Novo-Nordisk A/S - SP ADR ...............................        7           325
                                                                     -----------
Total Common Stocks
   (Cost $41,869,128) ...................................             49,571,457
                                                                     -----------

                                                            FACE
                                                           AMOUNT
                                                          --------
REPURCHASE AGREEMENTS 1.2%
Repurchase Agreement (Note 4)
   0.95% due 04/01/04 .................................   $585,172       585,172
                                                                     -----------
Total Repurchase Agreements
   (Cost $585,172)  ...................................                  585,172
                                                                     -----------
Total Investments 100%
   (Cost $42,454,300)  ................................              $50,156,629
                                                                     ===========

*    Non-Income Producing Securities

ADR--Amercian Depository Receipt

See Notes to Financial Statements

                                                                ANNUAL REPORT 39


INTERNET FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                       MARKET
                                                                        VALUE
                                                            SHARES    (NOTE 1)
                                                           -------   -----------
COMMON STOCKS 98.6%
Cisco Systems, Inc.* ...................................   148,015   $ 3,481,313
Qualcomm, Inc. .........................................    34,635     2,300,457
Time Warner, Inc.* .....................................   131,381     2,215,084
eBay,Inc.* .............................................    26,183     1,815,267
Yahoo!, Inc.* ..........................................    26,209     1,273,495
Symantec Corp.* ........................................    26,825     1,241,997
InterActiveCorp* .......................................    34,780     1,098,700
Juniper Networks, Inc.* ................................    42,053     1,093,799
Amazon.com, Inc.* ......................................    23,995     1,038,504
Red Hat, Inc.* .........................................    39,938       912,983
Qwest Communications International* ....................   208,509       898,674
Check Point Software Technologies Ltd.* ................    38,538       877,510
Broadcom Corp.--Class A* ...............................    19,597       767,614
Network Associates, Inc.* ..............................    41,986       755,748
Sun Microsystems, Inc.* ................................   153,502       638,568
F5 Networks, Inc.* .....................................    17,888       605,509
Intuit, Inc.* ..........................................    13,110       588,377
Research In Motion Ltd.* ...............................     6,290       586,920
EarthLink, Inc.* .......................................    63,445       562,123
E*Trade Financial Corp.* ...............................    39,510       527,458
S1 Corp.* ..............................................    62,410       474,316
VeriSign, Inc.* ........................................    28,164       467,241
United Online, Inc.* ...................................    24,480       407,837
Foundry Networks, Inc.* ................................    20,670       354,904
CNET Networks, Inc.* ...................................    33,364       344,650
WebMD Corp.* ...........................................    35,965       319,729
BEA Systems, Inc.* .....................................    24,390       311,216
RADWARE Ltd.* ..........................................    11,470       304,643
Siebel Systems, Inc.* ..................................    23,895       275,031
CheckFree Corp.* .......................................     9,253       272,593
Ariba, Inc.* ...........................................    96,300       271,566
Sina Corp.* ............................................     6,545       247,597
Digital Insight Corp.* .................................    10,206       211,468
aQuantive, Inc.* .......................................    16,200       155,520
WebEx Communications, Inc.* ............................     5,035       149,691
Websense, Inc.* ........................................     4,191       124,096
Sohu.com, Inc.* ........................................     4,345       108,147
Register.com, Inc.* ....................................    17,635       104,399
Digital River, Inc.* ...................................     4,390       102,770
CIENA Corp.* ...........................................    18,735        93,113
SupportSoft, Inc.* .....................................     7,300        80,373
TIBCO Software, Inc.* ..................................     8,033        65,630
Macromedia, Inc.* ......................................     3,000        60,210
ValueClick, Inc.* ......................................     5,535        59,778
DoubleClick, Inc.* .....................................     5,100        57,375
Internap Network Services Corp.* .......................    33,000        56,760
                                                                     -----------
Total Common Stocks
   (Cost $22,750,740) ..................................              28,760,753
                                                                     -----------

                                                            FACE
                                                           AMOUNT
                                                          --------
REPURCHASE AGREEMENTS 1.4%
Repurchase Agreement (Note 4)
   0.95% due 04/01/04 .................................   $411,479       411,479
                                                                     -----------
Total Repurchase Agreements
   (Cost $411,479) ....................................                  411,479
                                                                     -----------
Total Investments 100%
   (Cost $23,162,219) .................................              $29,172,232
                                                                     ===========

*Non-Income Producing Securities

See Notes to Financial Statements.

40


LEISURE FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                         VALUE
                                                             SHARES    (NOTE 1)
                                                            -------   ----------
COMMON STOCKS 98.9%
McDonald's Corp. ........................................   124,980   $3,570,679
Carnival Corp. ..........................................    72,243    3,244,433
Electronic Arts, Inc.* ..................................    49,658    2,679,546
Starbucks Corp.* ........................................    69,784    2,634,346
International Game Technology, Inc. .....................    55,744    2,506,250
Mattel, Inc. ............................................   121,648    2,243,189
Harrah's Entertainment, Inc. ............................    39,768    2,182,866
Harley-Davidson, Inc. ...................................    40,506    2,160,590
Hilton Hotels Corp. .....................................   126,750    2,059,687
Royal Caribbean Cruises Ltd. ............................    41,046    1,810,129
Eastman Kodak Co. .......................................    63,718    1,667,500
International Speedway Corp.--Class A ...................    34,634    1,627,798
Yum! Brands, Inc.* ......................................    41,119    1,562,111
Harman International Industries, Inc. ...................    18,908    1,505,077
CBRL Group, Inc. ........................................    37,730    1,495,617
Callaway Golf Co. .......................................    71,189    1,351,167
GTECH Holdings Corp. ....................................    21,610    1,278,015
Caesars Entertainment, Inc.* ............................    97,410    1,270,226
Polaris Industries, Inc. ................................    27,588    1,253,599
Lone Star Steakhouse & Saloon, Inc. .....................    41,265    1,204,525
Wendy's International, Inc. .............................    28,780    1,171,058
Hasbro, Inc. ............................................    52,566    1,143,310
Marriott International, Inc.--Class A ...................    26,506    1,127,830
Starwood Hotels & Resorts Worldwide, Inc. ...............    26,836    1,086,858
Papa John's International, Inc.* ........................    31,165    1,054,624
Brunswick Corp. .........................................    24,820    1,013,401
Applebee's International, Inc. ..........................    23,965      990,953
Jack in the Box, Inc.* ..................................    39,368      983,019
Winnebago Industries, Inc. ..............................    31,460      980,608
MGM Mirage, Inc.* .......................................    21,428      971,546
Sonic Corp.* ............................................    25,230      864,884
Bally Total Fitness Holding Corp.* ......................   146,300      857,318
ARAMARK Corp.--Class B ..................................    24,080      660,033
Panera Bread Co.--Class A* ..............................    16,684      649,341
Prime Hospitality Corp.* ................................    56,052      637,872
NewYorkTimes Co.--Class A ...............................    14,298      631,972
News Corp.Ltd.--SP ADR ..................................    17,364      624,757
Darden Restaurants, Inc. ................................    24,790      614,544
Garmin Ltd. .............................................    14,140      603,919
Take-Two Interactive Software, Inc.* ....................    16,244      597,454
Sinclair Broadcast Group, Inc.--Class A* ................    46,910      586,375
Brinker International, Inc.* ............................    15,320      581,088
CEC Entertainment, Inc.* ................................    16,499      572,515
WMS Industries, Inc.* ...................................    18,240      565,440
Scholastic Corp.* .......................................    20,340      554,265
Mandalay Resort Group ...................................     9,372      536,641
Activision, Inc.* .......................................    32,066      507,284
Outback Steakhouse, Inc. ................................    10,318      502,487
JAKKS Pacific, Inc.* ....................................    33,320      499,800
Penn National Gaming, Inc.* .............................    16,700      480,459
Clear Channel Communications, Inc. ......................    10,350      438,322
Ryan's Family Steak Houses, Inc.* .......................    24,625      421,334
Aztar Corp.* ............................................    16,413      402,283
Station Casinos, Inc. ...................................     8,342      368,466
UnitedGlobalCom, Inc.--Class A* .........................    39,880      338,581
Marvel Enterprises, Inc.* ...............................    16,947      325,213
Six Flags, Inc.* ........................................    36,228      284,390
Cheesecake Factory, Inc.* ...............................     5,850      269,860
Viacom, Inc.--Class B ...................................     6,320      247,807
Ruby Tuesday, Inc. ......................................     7,132      229,294

See Notes to Financial Statements.

                                                                ANNUAL REPORT 41


LEISURE FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                        MARKET
                                                                        VALUE
                                                            SHARES     (NOTE 1)
                                                            ------     --------
Scientific Games Corp.--Class A* ........................    9,542   $   178,626
Alliance Gaming Corp.* ..................................    4,900       157,437
P.F. Chang's China Bistro, Inc.* ........................    3,100       155,961
Leapfrog Enterprises, Inc.* .............................    7,150       138,353
Extended Stay America, Inc. .............................    5,532       107,155
Time Warner, Inc.* ......................................    4,742        79,950
PanAmSat Corp.* .........................................    2,700        66,096
                                                                     -----------
Total Common Stocks
   (Cost $62,457,627) ...................................             66,168,133
                                                                     -----------

                                                            FACE
                                                           AMOUNT
                                                           ------
REPURCHASE AGREEMENTS 1.1%
Repurchase Agreement (Note 4)
   0.95% due 04/01/04 .................................   $717,953       717,953
                                                                     -----------

Total Repurchase Agreements
   (Cost $717,953) ....................................                  717,953
                                                                     -----------

Total Investments 100%
   (Cost $63,175,580) .................................              $66,886,086
                                                                     ===========

*    Non-Income Producing Securities

ADR-American Depository Receipt

See Notes to Financial Statements.

42


PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                        VALUE
                                                          SHARES       (NOTE 1)
                                                          ------       --------
COMMON STOCKS 99.0%
Newmont Mining Corp. ................................     765,832   $ 35,710,746
Freeport-McMoRan Copper & Gold, Inc.--Class B .......     571,662     22,346,268
Barrick Gold Corp. ..................................     659,137     15,674,278
Placer Dome, Inc. ...................................     806,435     14,491,637
Goldcorp, Inc. ......................................     892,430     13,216,888
AngloGold Ltd.--SP ADR ..............................     304,515     12,871,849
Agnico-Eagle Mines Ltd. .............................     848,448     12,667,329
Coeur d'Alene Mines Corp.* ..........................   1,761,190     12,328,330
Gold Fields Ltd.--SP ADR ............................     794,179     10,443,454
Bema Gold Corp.* ....................................   2,798,792     10,299,555
Glamis Gold Ltd.* ...................................     565,427     10,183,340
Wheaton River Minerals Ltd.* ........................   2,967,974     10,150,471
Durban Roodepoort Deep Ltd.--SP ADR* ................   2,836,935      9,957,642
Cia de Minas Buenaventura SA--SP ADR ................     336,310      9,719,359
Kinross Gold Corp.* .................................   1,319,237      9,670,007
Golden Star Resources Ltd.* .........................   1,283,028      9,173,650
Harmony Gold Mining Co. Ltd.--SP ADR ................     593,821      9,162,658
Hecla Mining Co.*  ..................................   1,023,112      8,604,372
Meridian Gold, Inc.* ................................     568,500      6,935,700
Ashanti Goldfields Co. Ltd.* ........................     537,889      6,540,730
Apex Silver Mines Ltd.* .............................      82,383      1,858,560
Stillwater Mining Co.* ..............................      28,645        449,726
Silver Standard Resources* ..........................      22,666        364,016
Pan American Silver Corp.* ..........................      17,860        318,265
Royal Gold, Inc. ....................................      13,743        243,389
                                                                    ------------
Total Common Stocks
   (Cost $169,667,086)                                               253,382,219
                                                                    ------------

                                                          FACE
                                                         AMOUNT
                                                         ------
REPURCHASE AGREEMENTS 1.0%
Repurchase Agreement (Note 4)
   0.95% due 04/01/04 ..............................   $2,647,137      2,647,137
                                                                    ------------

Total Repurchase Agreements
   (Cost $2,647,137) ...............................                   2,647,137
                                                                    ------------

Total Investments 100%
   (Cost $172,314,223) .............................                $256,029,356
                                                                    ============

*    Non-Income Producing Securities

ADR-American Depository Receipt

See Notes to Financial Statements.

                                                                ANNUAL REPORT 43


REAL ESTATE FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                         VALUE
                                                             SHARES    (NOTE 1)
                                                             ------   ----------
COMMON STOCKS 99.7%
Simon Property Group, Inc. ...............................   39,476   $2,306,977
Equity Office Properties Trust ...........................   72,374    2,090,885
General Growth Properties, Inc. ..........................   52,543    1,846,886
Equity Residential .......................................   60,660    1,810,701
Vornado Realty Trust .....................................   27,640    1,671,667
ProLogis .................................................   44,619    1,600,484
Public Storage, Inc. .....................................   32,450    1,579,017
KIMCO Realty Corp. .......................................   30,085    1,533,733
Plum Creek Timber (REIT) Co., Inc. .......................   46,427    1,507,949
Archstone-Smith Trust ....................................   48,900    1,443,039
Boston Properties, Inc. ..................................   26,500    1,439,215
Rouse Co. ................................................   26,310    1,410,216
Duke Realty Corp. ........................................   39,740    1,379,773
iStar Financial, Inc. ....................................   30,310    1,282,113
AvalonBay Communities, Inc. ..............................   22,710    1,216,802
Developers Diversified Realty Corp. ......................   29,820    1,204,728
Health Care Property Investors, Inc. .....................   42,440    1,201,052
Liberty Property Trust ...................................   26,360    1,186,200
Macerich Co. .............................................   21,720    1,170,708
AMB Property Corp. .......................................   30,300    1,126,251
Hospitality Properties Trust .............................   23,380    1,084,832
Weingarten Realty Investors ..............................   30,665    1,061,009
New Plan Excel Realty Trust ..............................   38,600    1,055,710
Chelsea Property Group, Inc. .............................   16,760    1,054,874
Regency Centers Corp. ....................................   22,400    1,046,752
Mack-Cali Realty Corp. ...................................   22,850    1,026,193
Mills Corp. ..............................................   18,870    1,005,582
Federal Realty Investment Trust ..........................   21,390      988,218
Apartment Investment & Management Co.--Class A ...........   30,980      963,168
Thornburg Mortgage, Inc. .................................   30,470      947,617
Healthcare Realty Trust, Inc. ............................   20,860      890,722
United Dominion Realty Trust, Inc. .......................   45,390      890,552
CenterPoint Properties Trust .............................   10,740      886,050
Pan Pacific Retail Properties, Inc. ......................   16,750      872,675
Arden Realty, Inc. .......................................   26,980      872,263
CBL & Associates Properties, Inc. ........................   14,080      863,667
Health Care REIT, Inc. ...................................   21,240      862,344
CarrAmerica Realty Corp. .................................   25,330      858,687
Shurgard Storage Centers, Inc.--Class A ..................   21,410      854,259
SL Green Realty Corp. ....................................   17,890      853,353
Crescent Real Estate EQT Co. .............................   45,540      818,354
First Industrial Realty Trust, Inc. ......................   20,457      808,051
HRPT Properties Trust ....................................   70,591      797,678
Prentiss Properties Trust ................................   21,550      795,195
Camden Property Trust ....................................   17,230      774,488
Realty Income Corp. ......................................   17,250      770,213
Reckson Associates Realty Corp. ..........................   27,350      769,629
Cousins Properties, Inc. .................................   22,947      752,432
BRE Properties--Class A ..................................   21,710      745,087
Washington Real Estate Investment Trust ..................   22,860      741,807
Taubman Centers, Inc. ....................................   29,300      737,481
Nationwide Health Properties, Inc. .......................   32,460      722,884
Highwoods Properties, Inc. ...............................   26,340      690,371
Heritage Property Investment Trust .......................   22,179      689,767
Essex Property Trust, Inc. ...............................   10,430      683,165
Brandywine Realty Trust ..................................   22,220      678,821
Glimcher Realty Trust ....................................   25,010      677,771
Alexandria Real Estate Equities, Inc. ....................   10,620      669,060

See Notes to Financial Statements.

44


REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                        MARKET
                                                                        VALUE
                                                            SHARES     (NOTE 1)
                                                            ------   -----------
Commercial Net Lease Realty .............................   33,490   $   661,428
Capital Automotive REIT .................................   18,604       656,907
Home Properties, Inc. ...................................   16,060       654,445
Kilroy Realty Corp. .....................................   17,785       631,368
PS Business Parks, Inc. .................................   13,425       622,249
Gables Residential Trust ................................   16,817       609,616
Post Properties, Inc. ...................................   20,730       597,024
Lexington Corporate Properties Trust ....................   27,289       594,627
Colonial Properties Trust ...............................   14,317       584,134
National Health Investors, Inc. .........................   18,261       562,439
Corporate Office Properties Trust SBI MD ................   22,405       560,125
Entertainment Properties Trust ..........................   13,600       556,376
Pennsylvania Real Estate Investment Trust ...............   14,606       550,062
Manufactured Home Communities, Inc. .....................   15,519       547,821
Mid-America Apartment Communities, Inc. .................   14,610       542,469
Eastgroup Properties ....................................   15,082       535,411
LaSalle Hotel Properties ................................   22,189       523,660
Sun Communities, Inc. ...................................   11,814       505,875
Sovran Self Storage, Inc. ...............................   12,074       504,331
Tanger Factory Outlet Centers, Inc. .....................   11,100       503,052
Summit Properties, Inc. .................................   20,360       485,586
Keystone Property Trust .................................   19,742       479,928
Glenborough Realty Trust, Inc. ..........................   20,647       461,460
Cornerstone Realty Income Trust, Inc. ...................   49,102       459,104
Parkway Properties, Inc./MD .............................    9,760       456,280
FelCor Lodging Trust, Inc.* .............................   42,806       446,039
AMLI Residential Properties Trust .......................   15,410       435,333
Kramont Realty Trust ....................................   22,812       431,147
Koger Equity, Inc. ......................................   18,228       427,811
US Restaurant Properties, Inc. ..........................   22,059       413,386
Meristar Hospitality Corp.* .............................   57,966       402,864
Ramco-Gershenson Properties .............................   14,280       402,696
Great Lakes REIT ........................................   24,870       384,988
Saul Centers, Inc. ......................................   12,416       379,309
Town & Country Trust ....................................   13,590       369,648
Innkeepers USA Trust ....................................   40,240       367,794
Equity Inns, Inc. .......................................   39,940       367,448
Bedford Property Investors, Inc. ........................   11,960       364,421
Correctional Properties Trust ...........................   11,510       354,508
Urstadt Biddle Properties, Inc. .........................   21,481       354,437
Winston Hotels, Inc. ....................................   29,016       305,829
Associated Estates Realty ...............................   30,235       277,255
                                                                     -----------
Total Common Stocks
   (Cost $81,019,276) ...................................             82,599,867
                                                                     -----------

                                                            FACE
                                                           AMOUNT
                                                          --------
REPURCHASE AGREEMENTS 0.3%

Repurchase Agreement (Note 4)
   0.95% due 04/01/04 .................................   $256,294       256,294
                                                                     -----------
Total Repurchase Agreements
   (Cost $256,294) ....................................                  256,294
                                                                     -----------
Total Investments 100%
   (Cost $81,275,570) .................................              $82,856,161
                                                                     ===========

*Non-Income Producing Securities
REIT -- Real Estate Investment Trust

See Notes to Financial Statements.

                                                                ANNUAL REPORT 45


RETAILING FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                         VALUE
                                                             SHARES    (NOTE 1)
                                                             ------   ----------
COMMON STOCKS 98.9%
Wal-Mart Stores, Inc. ....................................   43,088   $2,571,923
Home Depot, Inc. .........................................   38,138    1,424,836
Target Corp. .............................................   24,853    1,119,379
Lowe's Cos., Inc. ........................................   17,594      987,551
Cardinal Health, Inc. ....................................   12,380      852,982
Gap, Inc. ................................................   32,470      711,742
Costco Wholesale Corp.* ..................................   16,275      611,289
May Department Stores Co. ................................   17,235      595,986
Best Buy Co., Inc. .......................................   10,899      563,696
Walgreen Co. .............................................   16,951      558,535
Federated Department Stores, Inc. ........................   10,180      550,229
Amazon.com, Inc.* ........................................   12,470      539,702
TJX Cos., Inc. ...........................................   21,894      537,717
JC Penney Holding Co., Inc. ..............................   15,380      534,916
CVS Corp. ................................................   14,735      520,145
Sears Roebuck and Co. ....................................   12,057      517,969
Staples, Inc.* ...........................................   19,910      505,515
Kohl's Corp.* ............................................   10,429      504,034
Limited Brands, Inc. .....................................   24,970      499,400
AutoZone, Inc.* ..........................................    5,750      494,327
Bed Bath & Beyond, Inc.* .................................   11,740      490,262
Chico's FAS, Inc.* .......................................    9,960      462,144
McKesson Corp. ...........................................   14,060      423,065
RadioShack Corp. .........................................   12,016      398,451
Coach, Inc.* .............................................    9,620      394,324
Nordstrom, Inc. ..........................................    9,320      371,868
AmerisourceBergen Corp. ..................................    6,680      365,262
Dollar General Corp. .....................................   18,810      361,152
Office Depot, Inc.* ......................................   19,095      359,368
CDW Corp. ................................................    5,010      338,726
Ross Stores, Inc. ........................................   10,446      319,752
Family Dollar Stores, Inc. ...............................    8,795      316,180
Dollar Tree Stores, Inc.* ................................   10,121      312,638
Petsmart, Inc. ...........................................   11,187      304,958
Foot Locker, Inc. ........................................   11,120      286,896
Building Material Holding Corp. ..........................   15,803      277,343
Tiffany & Co. ............................................    7,141      272,572
Movie Gallery, Inc. ......................................   13,800      270,342
Michaels Stores, Inc. ....................................    5,530      268,869
Neiman-Marcus Group, Inc.--Class A .......................    4,800      258,912
Abercrombie & Fitch Co.--Class A .........................    7,600      257,184
Talbots, Inc. ............................................    7,180      256,900
Claire's Stores, Inc. ....................................   12,320      256,749
Pacific Sunwear of California* ...........................   10,418      255,658
American Eagle Outfitters, Inc.* .........................    9,473      255,392
Fastenal Co. .............................................    4,700      252,343
Advance Auto Parts, Inc.* ................................    6,142      249,795
CarMax, Inc.* ............................................    8,400      245,280
Zale Corp.* ..............................................    3,900      240,045
AutoNation, Inc.* ........................................   14,060      239,723
Williams-Sonoma, Inc.* ...................................    7,001      239,434
Toys 'R'Us, Inc.* ........................................   14,100      236,880
Children's Place Retail Stores, Inc.* ....................    7,500      232,275
Saks, Inc.* ..............................................   12,700      223,520
Casey's General Stores, Inc. .............................   13,186      218,888
Rite Aid Corp.* ..........................................   39,810      216,566
Circuit City Stores, Inc. ................................   19,100      215,830
AnnTaylor Stores Corp.* ..................................    5,001      214,043
Pier 1 Imports, Inc. .....................................    8,900      210,930
O'Reilly Automotive, Inc.* ...............................    5,100      204,204
BJ's Wholesale Club, Inc.* ...............................    7,809      198,739
Insight Enterprises, Inc.* ...............................   10,025      192,981
PEP Boys-Manny Moe & Jack ................................    6,700      185,925
Barnes & Noble, Inc.* ....................................    5,400      176,040
Charming Shoppes, Inc.* ..................................   22,275      173,522
Whole Foods Market, Inc. .................................    2,200      164,890
99 Cents Only Stores* ....................................    6,500      158,730
Big Lots, Inc.* ..........................................   10,900      158,050
Linens 'N Things, Inc.* ..................................    4,000      141,640
Guitar Center, Inc.* .....................................    3,599      133,667
Priority Healthcare Corp.--Class B* ......................    6,250      133,063

See Notes to Financial Statements.

46


RETAILING FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                        MARKET
                                                                         VALUE
                                                            SHARES     (NOTE 1)
                                                            ------   -----------
Men's Wearhouse, Inc.* ..................................    4,400   $   116,908
Sysco Corp. .............................................    2,600       101,530
Trans World Entertainment Corp.* ........................   10,275        97,407
eBay, Inc.* .............................................    1,200        83,196
Longs Drug Stores Corp. .................................    4,200        79,086
Performance Food Group Co.* .............................    2,300        79,005
Borders Group, Inc. .....................................    3,001        71,244
Cost Plus, Inc.* ........................................    1,700        70,975
ShopKo Stores, Inc.* ....................................    4,500        65,790
Stein Mart, Inc.* .......................................    4,100        56,580
HOT Topic, Inc.* ........................................    1,900        50,255
Christopher & Banks Corp. ...............................    2,200        46,442
SUPERVALU, Inc. .........................................    1,200        36,648
Regis Corp. .............................................      800        35,552
Dillard's/AR, Inc.--Class A .............................    1,800        34,488
Urban Outfitters, Inc.* .................................      600        28,836
Nash Finch Co. ..........................................    1,200        28,416
                                                                     -----------
Total Common Stocks
   (Cost $22,552,826) ...................................             29,676,201
                                                                     -----------

                                                            FACE
                                                           AMOUNT
                                                          --------
REPURCHASE AGREEMENTS 1.1%
Repurchase Agreement (Note 4)
   0.95% due 04/01/04 .................................   $323,643       323,643
                                                                     -----------

Total Repurchase Agreements
   (Cost $323,643) ....................................                  323,643
                                                                     -----------

Total Investments 100%
   (Cost $22,876,469) .................................              $29,999,844
                                                                     ===========

*    Non-Income Producing Securities

See Notes to Financial Statements.

                                                                ANNUAL REPORT 47


TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                         VALUE
                                                             SHARES    (NOTE 1)
                                                             ------    --------
COMMON STOCKS 98.8%
Cisco Systems, Inc.* .....................................   39,194    $921,843
Intel Corp. ..............................................   32,647     887,998
Microsoft Corp. ..........................................   30,818     769,525
Dell, Inc.* ..............................................   20,811     699,666
Hewlett-Packard Co. ......................................   27,916     637,601
International Business Machines Corp. ....................    6,735     618,542
Qualcomm, Inc. ...........................................    9,115     605,418
Motorola, Inc. ...........................................   31,634     556,758
Texas Instruments, Inc. ..................................   17,857     521,782
Yahoo!, Inc.* ............................................    9,465     459,904
EMC Corp./Massachusetts* .................................   33,116     450,709
First Data Corp. .........................................   10,591     446,517
Applied Materials, Inc.* .................................   20,245     432,838
Oracle Corp.* ............................................   33,807     406,022
Lucent Technologies, Inc.* ...............................   93,756     385,337
Apple Computer, Inc.* ....................................   14,040     379,782
Symantec Corp.* ..........................................    7,850     363,455
Analog Devices, Inc. .....................................    7,434     356,906
Automatic Data Processing, Inc. ..........................    8,300     348,600
Acxiom Corp. .............................................   15,800     346,968
Electronic Arts, Inc.* ...................................    6,420     346,423
Computer Associates International, Inc. ..................   12,784     343,378
Agilent Technologies, Inc.* ..............................   10,180     321,993
Corning, Inc.* ...........................................   28,731     321,213
Storage Technology Corp.* ................................   11,460     318,932
Anixter International, Inc.* .............................   11,182     315,891
Micron Technology, Inc.* .................................   18,280     305,459
Broadcom Corp.--Class A* .................................    7,720     302,392
Maxim Integrated Products, Inc. ..........................    6,371     300,010
Cognex Corp. .............................................    8,916     296,457
Xilinx, Inc.* ............................................    7,660     291,080
Adobe Systems, Inc. ......................................    7,332     289,101
Linear Technology Corp. ..................................    7,496     277,502
Paychex, Inc. ............................................    7,720     274,832
Autodesk, Inc. ...........................................    8,680     274,462
National Semiconductor Corp.* ............................    5,998     266,491
Reynolds & Reynolds Co.--Class A .........................    9,180     260,804
Network Appliance, Inc.* .................................   11,744     251,909
Xerox Corp.* .............................................   17,030     248,127
PeopleSoft, Inc.* ........................................   13,140     242,959
Computer Sciences Corp.* .................................    5,920     238,754
KLA-Tencor Corp.* ........................................    4,734     238,357
Sun Microsystems, Inc.* ..................................   56,750     236,080
Certegy, Inc. ............................................    6,720     235,334
SunGard Data Systems, Inc.* ..............................    8,557     234,462
Altera Corp.* ............................................   11,346     232,026
Veritas Software Corp.* ..................................    8,588     231,103
Jabil Circuit, Inc.* .....................................    7,850     231,025
Siebel Systems, Inc.* ....................................   19,860     228,589
DST Systems, Inc.* .......................................    5,040     228,564
Waters Corp.* ............................................    5,590     228,296
Unisys Corp.* ............................................   15,950     227,766
Pegasus Solutions, Inc.* .................................   19,460     227,293
CDW Corp. ................................................    3,360     227,170
Avaya, Inc.* .............................................   14,272     226,639
Fiserv, Inc.* ............................................    6,320     226,066
BARRA, Inc. ..............................................    6,420     224,636
Progress Software Corp.* .................................    9,230     221,428
BMC Software, Inc.* ......................................   11,310     221,110
Network Associates, Inc.* ................................   12,067     217,206
Electronic Data Systems Corp. ............................   11,210     216,913
Advanced Micro Devices, Inc.*  ...........................   13,333     216,395
Molex, Inc. ..............................................    7,120     216,377
NCR Corp.* ...............................................    4,890     215,453
Convergys Corp.* .........................................   14,140     214,928
CheckFree Corp.* .........................................    7,220     212,701
National Instruments Corp. ...............................    6,720     211,411
Cadence Design Systems, Inc.* ............................   14,040     206,950
Avocent Corp.* ...........................................    5,590     205,656

See Notes to Financial Statements.

48


TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (continued)                               March 31, 2004

                                                                         MARKET
                                                                          VALUE
                                                               SHARES   (NOTE 1)
                                                               ------   --------
Scientific-Atlanta, Inc. ...................................    6,332   $204,777
Microchip Technology, Inc. .................................    7,597    201,776
Comverse Technology, Inc.* .................................   11,110    201,535
Synopsys, Inc.* ............................................    6,920    200,403
Tektronix, Inc. ............................................    6,090    199,204
Zebra Technologies Corp.--Class A* .........................    2,860    198,398
ADC Telecommunications, Inc.* ..............................   68,410    198,389
RF Micro Devices, Inc.* ....................................   23,450    198,387
Mercury Interactive Corp.* .................................    4,390    196,672
JDS Uniphase Corp.* ........................................   47,870    194,831
Teradyne, Inc.* ............................................    8,069    192,284
Nvidia Corp.* ..............................................    7,226    191,417
Thermo Electron Corp.* .....................................    6,720    190,042
Sanmina-SCI Corp.* .........................................   17,195    189,317
Citrix Systems, Inc.* ......................................    8,740    188,959
Novell, Inc.* ..............................................   16,400    186,632
Compuware Corp.* ........................................ .    24,980    186,101
Silicon Laboratories, Inc.* ................................    3,460    182,965
Sybase, Inc.* ..............................................    8,517    178,772
WebEx Communications, Inc.* ................................    5,999    178,350
Ingram Micro, Inc.--Class A* ...............................    9,835    178,013
Harris Corp. ...............................................    3,660    177,181
Vishay Intertechnology, Inc.* ..............................    8,300    177,122
Ceridian Corp.* ............................................    8,980    176,996
Factset Research Systems, Inc. .............................    4,074    173,389
MPS Group, Inc.* ...........................................   15,500    172,360
Andrew Corp.* ..............................................    9,780    171,150
Arrow Electronics, Inc.* ...................................    6,720    171,091
Lam Research Corp.* ........................................    6,761    170,445
Tellabs, Inc.* .............................................   19,690    169,925
LSI Logic Corp.* ...........................................   18,160    169,614
Avnet, Inc.* ...............................................    6,920    169,471
Sandisk Corp.* .............................................    5,966    169,255
Polycom, Inc.* .............................................    7,900    167,717
Symbol Technologies, Inc. ..................................   12,152    167,698
ViaSat, Inc.* ..............................................    6,720    167,194
PerkinElmer, Inc. ..........................................    7,960    164,692
Atmel Corp.* ...............................................   25,307    164,495
RSA Security, Inc.* ........................................    8,750    164,412
Actel Corp.* ...............................................    7,220    163,389
Jack Henry & Associates, Inc. ..............................    8,450    162,747
Fairchild Semiconductor International, Inc.* ...............    6,720    161,482
Integrated Circuit Systems, Inc.* ..........................    6,396    160,092
ADTRAN, Inc. ...............................................    5,290    158,859
International Rectifier Corp.* .............................    3,440    158,206
Lexmark International, Inc.* ...............................    1,700    156,400
Micrel, Inc.* ..............................................   11,710    156,329
Sabre Holdings Corp. .......................................    6,220    154,318
Cymer, Inc.* ...............................................    3,990    154,054
QLogic Corp.* ..............................................    4,638    153,100
Global Imaging Systems, Inc.* ..............................    4,590    152,480
Cypress Semiconductor Corp.* ...............................    7,437    152,235
Power Integrations, Inc.* ..................................    5,190    152,223
Fair Isaac Corp. ...........................................    4,190    151,175
Global Payments, Inc. ......................................    3,313    149,350
Take-Two Interactive Software, Inc.* .......................    4,060    149,327
Semtech Corp.* .............................................    6,520    148,852
Kronos/MA, Inc.* ...........................................    4,560    148,337
Safenet Inc* ...............................................    3,894    146,181
Ascential Software Corp.* ..................................    6,520    142,918
Cree, Inc.* ................................................    6,348    141,560
Titan Corp.* ...............................................    6,920    139,715
Avid Technology, Inc.* .....................................    3,010    138,851
Integrated Device Technology, Inc.* ........................    9,180    137,700
CIENA Corp.* ...............................................   27,410    136,228
Plantronics, Inc.* .........................................    3,660    133,993
Intersil Corp.--Class A ....................................    5,885    131,177
Bel Fuse, Inc.--Class B ....................................    3,988    130,567

See Notes to Financial Statements.

                                                                ANNUAL REPORT 49


TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                       MARKET
                                                                       VALUE
                                                            SHARES    (NOTE 1)
                                                            ------   -----------
Trimble Navigation Ltd.* ................................    5,590   $   128,179
Applied Micro Circuits Corp.* ...........................   22,220       127,765
CommScope, Inc.* ........................................    7,650       127,373
Cabot Microelectronics Corp.* ...........................    2,997       126,593
Adaptec, Inc.* ..........................................   14,420       126,319
Filenet Corp.* ..........................................    4,590       122,324
Lattice Semiconductor Corp.* ............................   13,770       120,212
Check Point Software Technologies Ltd.*  ................    5,240       119,315
Photronics, Inc.* .......................................    6,620       117,439
Varian Semiconductor Equipment Associates, Inc.* ........    2,660       111,720
Standard Microsystems Corp.* ............................    4,096       109,117
PMC - Sierra, Inc.* .....................................    6,320       107,250
                                                                      ----------
Total Common Stocks
   (Cost $27,225,726)....................................             35,811,156
                                                                      ----------
                                                            FACE
                                                           AMOUNT
                                                          --------
REPURCHASE AGREEMENTS 1.2%
Repurchase Agreement (Note 4)
   0.95% due 04/01/04 .................................   $420,549       420,549
                                                                     -----------
Total Repurchase Agreements
   (Cost $420,549).....................................                  420,549
                                                                     -----------
Total Investments 100%
   (Cost $27,646,275)..................................              $36,231,705
                                                                     ===========

*    Non-Income Producing Securities

See Notes to Financial Statements.

50


TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                        VALUE
                                                             SHARES    (NOTE 1)
                                                             ------   ----------
COMMON STOCKS 97.9%
Vodafone Group PLC - SP ADR .............................    78,303   $1,871,442
Cisco Systems, Inc.* ....................................    74,400    1,749,888
Nokia OYJ - SP ADR ......................................    77,054    1,562,655
Verizon Communications, Inc. ............................    31,769    1,160,839
Telefonaktiebolaget LM Ericsson - SP ADR* ...............    40,061    1,111,693
Qualcomm, Inc. ..........................................    16,566    1,100,314
Motorola, Inc. ..........................................    60,034    1,056,598
BellSouth Corp. .........................................    37,008    1,024,752
AT&T Wireless Services, Inc.* ...........................    70,215      955,626
SBC Communications, Inc. ................................    38,495      944,667
AT&T Corp. ..............................................    38,556      754,541
Lucent Technologies, Inc.* ..............................   164,690      676,876
Alcatel SA - SP ADR* ....................................    40,641      644,160
Corning, Inc.* ..........................................    51,946      580,756
Nextel Communications, Inc.--Class A* ...................    22,856      565,229
Citizens Communications Co.* ............................    40,625      525,687
Sprint Corp.-FON Group ..................................    23,484      432,810
Scientific-Atlanta, Inc. ................................    12,337      398,979
Sprint Corp.-PCS Group* .................................    43,056      396,115
Telephone & Data Systems, Inc. ..........................     5,555      393,683
JDS Uniphase Corp.* .....................................    95,208      387,497
Avaya, Inc.* ............................................    23,200      368,416
ADC Telecommunications, Inc.* ...........................   123,410      357,889
Harris Corp. ............................................     7,175      347,342
ALLTEL Corp. ............................................     6,927      345,588
Polycom, Inc.* ..........................................    14,888      316,072
Boston Communications Group, Inc.* ......................    24,650      292,102
QLogic Corp.* ...........................................     8,110      267,711
Comverse Technology, Inc.* ..............................    14,290      259,221
KT Corp. - SP ADR .......................................    13,375      254,660
ViaSat, Inc.* ...........................................     8,983      223,497
ADTRAN, Inc. ............................................     7,405      222,372
Avocent Corp.* ..........................................     5,645      207,680
Plantronics, Inc.* ......................................     5,260      192,569
Andrew Corp.* ...........................................    10,759      188,283
CommScope, Inc.* ........................................     9,945      165,584
Tellabs, Inc.* ..........................................    18,327      158,162
Deutsche Telekom AG - SP ADR* ...........................     8,365      150,905
Black Box Corp. .........................................     2,760      147,908
Qwest Communications International* .....................    33,100      142,661
Brooktrout, Inc.* .......................................     6,633      131,599
Level 3 Communications, Inc.* ...........................    31,600      127,032
C-COR.net Corp.* ........................................     9,060      127,021
CIENA Corp.* ............................................    23,900      118,783
Tele Norte Leste Participacoes SA - ADR .................     8,850      114,873
Adaptec, Inc.* ..........................................    13,045      114,274
BCE, Inc. ...............................................     5,210      109,566
Inter-Tel, Inc. .........................................     3,541      106,442
Powerwave Technologies, Inc.* ...........................    13,500      105,300
General Communication, Inc.--Class A* ...................    11,020      100,282
Harmonic, Inc.* .........................................    10,205       98,478
Network Equipment Technologies, Inc.* ...................     9,365       93,463
America Movil SA de CV - SP ADR .........................     2,305       89,088
Telefonos de Mexico SA de CV - SP ADR ...................     2,500       87,275
Tollgrade Communications, Inc.* .........................     5,400       86,184
Bel Fuse, Inc.--Class B .................................     2,580       84,469
3Com Corp.* .............................................    10,430       73,636
Digi International, Inc.* ...............................     6,898       68,083
Telecomunicacoes Brasileiras SA - SP ADR ................     1,700       54,145
Mobile Telesystems - SP ADR .............................       400       52,600
China Mobile Hong Kong Ltd.- SP ADR .....................     3,365       49,432

See Notes to Financial Statements.

                                                                ANNUAL REPORT 51


TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (concluded)                               March 31, 2004

                                                                        MARKET
                                                                         VALUE
                                                            SHARES     (NOTE 1)
                                                            ------   -----------

Utstarcom, Inc.* ........................................    1,700   $    48,892
F5 Networks, Inc.* ......................................    1,400        47,390
Vimpel-Communications - SP ADR* .........................      430        44,716
Brasil Telecom Participacoes S.A. ADR ...................    1,100        37,565
Extreme Networks, Inc.* .................................    4,400        31,724
Tekelec* ................................................    1,700        28,203
CenturyTel, Inc. ........................................      900        24,741
Sonus Networks, Inc.* ...................................    4,700        17,437
                                                                      ----------
Total Common Stocks
   (Cost $19,608,317) ...................................             25,176,122
                                                                      ----------

                                                           FACE
                                                          AMOUNT
                                                         --------
REPURCHASE AGREEMENTS 2.1%

Repurchase Agreement (Note 4)
   0.95% due 04/01/04 ................................   $548,351       548,351
                                                                    -----------
Total Repurchase Agreements
   (Cost $548,351) ...................................                  548,351
                                                                    -----------

Total Investments 100%
   (Cost $20,156,668) ................................              $25,724,473
                                                                    ===========

*    Non-Income Producing Securities

ADR--American Depository Receipt

See Notes to Financial Statements.

52


TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                         VALUE
                                                             SHARES    (NOTE 1)
                                                             ------   ----------
COMMON STOCKS 100.0%
United Parcel Service, Inc.--Class B .....................   16,238   $1,134,062
FedEx Corp. ..............................................    9,060      680,950
Union Pacific Corp. ......................................   10,414      622,966
Norfolk Southern Corp. ...................................   21,989      485,737
Burlington Northern Santa Fe Corp. .......................   15,328      482,832
Southwest Airlines Co. ...................................   31,885      453,086
CSX Corp. ................................................   13,960      422,848
Ryder System, Inc. .......................................    9,313      360,693
EGL, Inc.*................................................   18,591      333,894
CNF, Inc. ................................................    9,585      322,056
Kirby Corp.* .............................................    9,290      313,909
J.B. Hunt Transport Services, Inc.* ......................   10,440      294,095
Heartland Express, Inc. ..................................   12,216      278,280
JetBlue Airways Corp.* ...................................    8,663      219,087
Canadian National Railway Co. ............................    4,680      184,064
C.H. Robinson Worldwide, Inc. ............................    4,375      181,563
Forward Air Corp.* .......................................    5,350      175,855
USF Corp. ................................................    4,851      166,001
Swift Transportation Co., Inc.* ..........................    9,512      163,321
Atlantic Coast Airlines Holdings, Inc.* ..................   21,060      153,106
Expeditors International Washington, Inc. ................    3,596      142,006
Werner Enterprises, Inc. .................................    7,317      138,657
SkyWest, Inc. ............................................    7,086      136,335
Alaska Air Group, Inc.* ..................................    5,160      127,246
Yellow Roadway Corp.* ....................................    3,048      102,626
Kansas City Southern* ....................................    7,366      102,387
Mesa Air Group, Inc.* ....................................   10,620       87,721
Frontier Airlines, Inc.* .................................    7,740       80,651
Landstar System, Inc.* ...................................    1,570       64,276
Knight Transportation, Inc.* .............................    2,186       52,420
Delta Air Lines, Inc. ....................................    5,153       40,812
UTI Worldwide, Inc. ......................................      840       37,540
ExpressJet Holdings, Inc.* ...............................    2,260       28,114
RailAmerica, Inc.* .......................................    2,260       27,233
Alexander & Baldwin, Inc. ................................      505       16,705
Old Dominion Freight Line, Inc.* .........................      350       11,795
Sea Containers Ltd.--Class A .............................      500       10,300
Genesee & Wyoming, Inc.--Class A* ........................      400        9,880
America West Holdings Corp.--Class B* ....................      920        8,768
Continental Airlines, Inc.--Class B* .....................       70          877
                                                                      ----------
Total Common Stocks
   (Cost $8,014,197) .....................................             8,654,754
                                                                      ----------
Total Investments 100%
   (Cost $8,014,197) .....................................            $8,654,754
                                                                      ==========

*    Non-Income Producing Securities

See Notes to Financial Statements.

                                                                ANNUAL REPORT 53


UTILITIES FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004

                                                                        MARKET
                                                                        VALUE
                                                            SHARES     (NOTE 1)
                                                            ------   -----------
COMMON STOCKS 100.0%
Edison International ....................................   34,596   $   840,337
Sempra Energy ...........................................   25,287       804,127
Constellation Energy Group, Inc. ........................   19,947       796,883
DTE Energy Co. ..........................................   18,446       759,053
Xcel Energy, Inc. .......................................   42,609       758,866
CenterPoint Energy, Inc. ................................   63,626       727,245
Wisconsin Energy Corp. ..................................   21,081       677,754
Pinnacle West Capital Corp. .............................   17,186       676,269
Ameren Corp. ............................................   14,525       669,457
Alliant Energy Corp. ....................................   25,166       655,826
Puget Energy, Inc. ......................................   26,372       589,942
Oneok, Inc. .............................................   26,000       586,300
OGE Energy Corp. ........................................   22,040       582,738
MDU Resources Group, Inc. ...............................   23,940       562,351
Progress Energy, Inc. ...................................   11,829       556,909
PG&E Corp.* .............................................   19,115       553,762
Westar Energy, Inc. .....................................   25,958       544,080
Northeast Utilities .....................................   28,476       531,077
Exelon Corp. ............................................    7,429       511,635
KeySpan Corp. ...........................................   13,303       508,441
WPS Resources Corp. .....................................   10,480       500,944
Williams Cos., Inc. .....................................   52,098       498,578
Black Hills Corp. .......................................   15,290       487,292
Dominion Resources, Inc./VA .............................    7,397       475,627
AES Corp.* ..............................................   53,652       457,652
Idacorp, Inc. ...........................................   15,149       452,955
Southern Co. ............................................   14,260       434,930
National Fuel Gas Co. ...................................   17,553       431,804
Duke Energy Corp. .......................................   19,027       430,010
Allegheny Energy, Inc.* .................................   30,524       418,484
FPL Group, Inc. .........................................    6,052       404,576
Central Vermont Public Service Corp. ....................   16,111       362,497
Unisource Energy Corp. ..................................   14,750       362,407
El Paso Electric Co.* ...................................   26,185       362,400
Cascade Natural Gas Corp. ...............................   16,213       353,281
American Electric Power Co., Inc. .......................   10,347       340,623
FirstEnergy Corp. .......................................    8,388       327,803
Dynegy, Inc.--Class A* ..................................   82,094       325,092
Calpine Corp.* ..........................................   66,117       308,766
Southern Union Co.* .....................................   16,090       304,906
Avista Corp. ............................................   15,652       296,136
Entergy Corp. ...........................................    4,563       271,499
Sierra Pacific Resources Corp.* .........................   36,244       268,206
SCANA Corp. .............................................    7,000       247,450
Public Service Enterprise Group, Inc. ...................    4,435       208,356
PPL Corp. ...............................................    4,338       197,813
TXU Corp. ...............................................    6,888       197,410
New Jersey Resources Corp. ..............................    5,168       195,350
Consolidated Edison, Inc. ...............................    4,014       177,017
Northwest Natural Gas Co. ...............................    5,644       176,375
NiSource, Inc. ..........................................    7,548       160,395
Energen Corp. ...........................................    3,500       144,375
Aquila, Inc.* ...........................................   28,100       132,351
Kinder Morgan, Inc. .....................................    1,909       120,305
Cinergy Corp. ...........................................    2,317        94,742
AGL Resources, Inc. .....................................    2,000        58,040
American States Water Co. ...............................    1,729        42,188
Aqua America, Inc. ......................................    1,400        30,352
Energy East Corp. .......................................    1,097        27,833
                                                                     -----------
Total Common Stocks
   (Cost $20,974,170) ...................................             23,979,872
                                                                     -----------
Total Investments 100%
   (Cost $20,974,170) ...................................            $23,979,872
                                                                     ===========

*    Non-Income Producing Securities

See Notes to Financial Statements.

54


STATEMENTS OF ASSETS AND LIABILITIES

                                                                     Basic        Biotech-
                                                      Banking      Materials       nology
                                                        Fund          Fund          Fund
                                                    -----------   -----------   ------------
ASSETS
Securities at Value* (Notes 1 and 4) ............   $17,988,466   $48,628,143   $153,524,980
Cash in Custodian Bank ..........................            --            --             --
Receivable for Securities Sold (Note 1) .........            --            --      2,614,412
Receivable for Shares Purchased .................     2,673,780     5,834,434        511,044
Investment Income Receivable (Note 1) ...........        40,874        41,654             86
                                                    -----------   -----------   ------------
   Total Assets .................................    20,703,120    54,504,231    156,650,522
                                                    -----------   -----------   ------------
LIABILITIES
Payable for Securities Purchased (Note 1) .......     2,566,791     4,813,295             --
Liability for Shares Redeemed ...................        66,386     1,089,400      4,543,386
Investment Advisory Fee Payable (Note 2) ........        12,784        30,926        117,251
Transfer Agent Fee Payable (Note 2) .............         3,760         9,096         34,486
Distribution and Service Fee Payable (Note 2) ...           604           997          1,566
Portfolio Accounting Fee Payable (Note 2) .......         1,504         3,638         13,794
Custody Fees Payable ............................           526         1,394          4,053
Cash Payable to Custodian Bank ..................            --            --             --
Other Liabilities ...............................         5,363        13,034         40,826
                                                    -----------   -----------   ------------
   Total Liabilities ............................     2,657,718     5,961,780      4,755,362
                                                    -----------   -----------   ------------

NET ASSETS (Note 7) .............................   $18,045,402   $48,542,451   $151,895,160
                                                    ===========   ===========   ============
INVESTOR CLASS:
Net Assets ......................................   $12,503,717   $29,748,511   $135,619,274
Shares Outstanding ..............................     1,219,685     1,168,387      6,597,831
Net Asset Value Per Share .......................   $     10.25   $     25.46   $      20.56

ADVISOR CLASS:
Net Assets ......................................   $ 3,712,278   $13,483,351   $ 12,708,470
Shares Outstanding ..............................       376,932       542,508        639,811
Net Asset Value Per Share .......................   $      9.85   $     24.85   $      19.86

C-CLASS:
Net Assets ......................................   $ 1,829,407   $ 5,310,589   $  3,567,416
Shares Outstanding ..............................       185,384       215,139        179,065
Net Asset Value Per Share .......................   $      9.87   $     24.68   $      19.92

*    The cost of Securities at Value is $15,854,957, $44,851,329, $104,531,521,
     $36,885,909, $32,658,272, $64,478,809, $64,060,789, $70,938,605, and
     $42,454,300, respectively.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 55


                                                                  March 31, 2004

                                                     Consumer                                   Energy      Financial       Health
                                                     Products    Electronics      Energy       Services      Services        Care
                                                       Fund          Fund          Fund          Fund          Fund          Fund
                                                   -----------   -----------   -----------   -----------   -----------   -----------
ASSETS
Securities at Value* (Notes 1 and 4) ............  $40,589,600   $50,661,028   $73,338,978   $75,403,036   $77,472,034   $50,156,629
Cash in Custodian Bank ..........................      384,445            --            --            --            --            --
Receivable for Securities Sold (Note 1) .........           --     2,114,262            --            --            --       635,855
Receivable for Shares Purchased .................    2,727,781     1,921,386     2,111,595     1,492,241     3,613,288       405,342
Investment Income Receivable (Note 1) ...........       70,546           110        57,253        23,386       118,188        37,072
                                                   -----------   -----------   -----------   -----------   -----------   -----------
   Total Assets .................................   43,772,372    54,696,786    75,507,826    76,918,663    81,203,510    51,234,898
                                                   -----------   -----------   -----------   -----------   -----------   -----------
LIABILITIES
Payable for Securities Purchased (Note 1) .......    2,013,340            --     1,139,707            --     2,531,112            --
Liability for Shares Redeemed ...................      524,656     3,307,188       976,140     1,314,012     1,027,984     1,377,149
Investment Advisory Fee Payable (Note 2) ........       32,580        36,719        71,222        71,490        51,807        48,870
Transfer Agent Fee Payable (Note 2) .............        9,582        10,800        20,948        21,027        15,237        14,374
Distribution and Service Fee Payable (Note 2) ...        1,596           185         1,374         2,478         3,679         2,688
Portfolio Accounting Fee Payable (Note 2) .......        3,833         4,320         8,379         8,411         6,095         5,749
Custody Fees Payable ............................        1,146         1,291         2,550         2,563         2,019         1,690
Cash Payable to Custodian Bank ..................           --       668,760            --            --            --            --
Other Liabilities ...............................        9,413        15,967        21,182        19,786        15,826        15,902
                                                   -----------   -----------   -----------   -----------   -----------   -----------
   Total Liabilities ............................    2,596,146     4,045,230     2,241,502     1,439,767     3,653,759     1,466,422
                                                   -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS (Note 7) .............................  $41,176,226   $50,651,556   $73,266,324   $75,478,896   $77,549,751   $49,768,476
                                                   ===========   ===========   ===========   ===========   ===========   ===========
INVESTOR CLASS:
Net Assets ......................................  $23,560,291   $46,199,991   $61,800,204   $47,343,732   $34,423,401   $19,801,298
Shares Outstanding ..............................      821,506     3,440,616     5,174,745     2,178,097     3,103,153     1,584,558
Net Asset Value Per Share .......................  $     28.68   $     13.43   $     11.94   $     21.74   $     11.09   $     12.50

ADVISOR CLASS:
Net Assets ......................................  $13,357,190   $ 3,340,758   $ 4,895,273   $25,302,237   $40,884,624   $27,102,202
Shares Outstanding ..............................      477,187       256,675       419,280     1,194,356     3,754,927     2,237,514
Net Asset Value Per Share .......................  $     27.99   $     13.02   $     11.68   $     21.18   $     10.89   $     12.11

C-CLASS:
Net Assets ......................................  $ 4,258,745   $ 1,110,807   $ 6,570,847   $ 2,832,927   $ 2,241,726   $ 2,864,976
Shares Outstanding ..............................      152,538        85,420       566,287       134,133       206,828       236,495
Net Asset Value Per Share .......................  $     27.92   $     13.00   $     11.60   $     21.12   $     10.84   $     12.11

56


STATEMENTS OF ASSETS AND LIABILITIES (concluded)

                                                                                   Precious
                                                       Internet      Leisure        Metals
                                                         Fund          Fund          Fund
                                                     -----------   -----------   ------------
ASSETS
Securities at Value* (Notes 1 and 4) .............   $29,172,232   $66,886,086   $256,029,356
Receivable for Securities Sold (Note 1) ..........            --            --             --
Receivable for Shares Purchased ..................     4,021,244     7,817,846     12,931,354
Investment Income Receivable (Note 1) ............            11         9,637         36,907
                                                     -----------   -----------   ------------
   Total Assets ..................................    33,193,487    74,713,569    268,997,617
                                                     -----------   -----------   ------------
LIABILITIES
Payable for Securities Purchased (Note 1) ........     1,704,762     7,430,447      6,707,865
Liability for Shares Redeemed ....................     2,520,565       235,444      4,946,802
Investment Advisory Fee Payable (Note 2) .........        15,689        36,265        141,973
Transfer Agent Fee Payable (Note 2) ..............         4,615        10,666         47,324
Distribution and Service Fee Payable (Note 2) ....           933         2,495          2,861
Portfolio Accounting Fee Payable (Note 2) ........         1,846         4,266         18,916
Custody Fees Payable .............................           608         1,252          5,711
Cash Payable to Custodian Bank ...................            --            --             --
Other Liabilities ................................         6,388         8,155         54,721
                                                     -----------   -----------   ------------
   Total Liabilities .............................     4,255,406     7,728,990     11,926,173
                                                     -----------   -----------   ------------
NET ASSETS (Note 7) ..............................   $28,938,081   $66,984,579   $257,071,444
                                                     ===========   ===========   ============

INVESTOR CLASS:
Net Assets .......................................   $15,291,507   $25,030,454   $236,961,033
Shares Outstanding ...............................       428,852       904,980      5,347,132
Net Asset Value Per Share ........................   $     35.66   $     27.66   $      44.32

ADVISOR CLASS:
Net Assets .......................................   $12,090,207   $39,789,023   $  2,112,259
Shares Outstanding ...............................       346,927     1,488,108         47,825
Net Asset Value Per Share ........................   $     34.85   $     26.74   $      44.17

C-CLASS:
Net Assets .......................................   $ 1,556,367   $ 2,165,102   $ 17,998,152
Shares Outstanding ...............................        44,925        80,396        417,016
Net Asset Value Per Share ........................   $     34.64   $     26.93   $      43.16

H-CLASS:
Net Assets .......................................           N/A           N/A            N/A
Shares Outstanding ...............................
Net Asset Value Per Share ........................

*    The cost of Securities at Value is $23,162,219, $63,175,580, $172,314,223,
     $81,275,570, $22,876,469, $27,646,275, $20,156,668, $8,014,197, and
     $20,974,170,respectively.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 57


                                                                  March 31, 2004

                                                                                              Telecom-       Trans-
                                                   Real Estate    Retailing     Technology   munications    portation     Utilities
                                                      Fund          Fund           Fund          Fund         Fund           Fund
                                                  ------------   -----------   -----------   -----------   -----------   -----------
ASSETS
Securities at Value* (Notes 1 and 4) ...........  $ 82,856,161   $29,999,844   $36,231,705   $25,724,473   $ 8,654,754   $23,979,872
Receivable for Securities Sold (Note 1) ........            --            --     6,993,483     1,016,559     2,197,813     2,482,182
Receivable for Shares Purchased ................    35,012,869     2,221,923       108,383       371,174       108,954       335,960
Investment Income Receivable (Note 1) ..........       215,181        15,550         7,494        57,447         5,133        63,481
                                                  ------------   -----------   -----------   -----------   -----------   -----------
   Total Assets ................................   118,084,211    32,237,317    43,341,065    27,169,653    10,966,654    26,861,495
                                                  ------------   -----------   -----------   -----------   -----------   -----------
LIABILITIES
Payable for Securities Purchased (Note 1) ......    34,534,970     2,033,136            --            --            --            --
Liability for Shares Redeemed ..................        32,368       195,160     7,098,464     1,705,668     2,221,878     2,541,952
Investment Advisory Fee Payable (Note 2) .......        23,029        24,898        28,639        24,999         3,330        16,644
Transfer Agent Fee Payable (Note 2) ............         6,773         7,323         8,423         7,353           980         4,895
Distribution and Service Fee Payable (Note 2) ..         2,384         1,541         1,636         1,122           180           730
Portfolio Accounting Fee Payable (Note 2) ......         2,709         2,929         3,369         2,941           392         1,958
Custody Fees Payable ...........................           781           999         1,107           980           205           621
Cash Payable to Custodian Bank .................            --            --            --            --         6,605        99,812
Other Liabilities ..............................         3,592         7,866        12,282        10,041           884         5,797
                                                  ------------   -----------   -----------   -----------   -----------   -----------
   Total Liabilities ...........................    34,606,606     2,273,852     7,153,920     1,753,104     2,234,454     2,672,409
                                                  ------------   -----------   -----------   -----------   -----------   -----------
NET ASSETS (Note 7) ............................  $ 83,477,605   $29,963,465   $36,187,145   $25,416,549   $ 8,732,200   $24,189,086
                                                  ============   ===========   ===========   ===========   ===========   ===========

INVESTOR CLASS:
Net Assets .....................................           N/A   $11,738,040   $17,114,034   $14,406,167   $ 3,791,810   $19,169,561
Shares Outstanding .............................                     999,497     1,501,756       930,646       201,217       932,143
Net Asset Value Per Share ......................                 $     11.74   $     11.40   $     15.48   $     18.84   $     20.57

ADVISOR CLASS:
Net Assets .....................................           N/A   $15,863,267   $17,971,695   $ 7,375,799   $ 4,284,458   $ 1,071,696
Shares Outstanding .............................                   1,381,183     1,615,119       489,437       237,800        53,325
Net Asset Value Per Share ......................                 $     11.49   $     11.13   $     15.07   $     18.02   $     20.10

C-CLASS:
Net Assets .....................................  $  7,561,578   $ 2,362,158   $ 1,101,416   $ 3,634,583   $   655,932   $ 3,947,829
Shares Outstanding .............................       283,944       207,806        99,213       241,362        35,591       199,723
Net Asset Value Per Share ......................  $      26.63   $     11.37   $     11.10   $     15.06   $     18.43   $     19.77

H-CLASS:
Net Assets .....................................  $ 75,916,027           N/A           N/A           N/A           N/A           N/A
Shares Outstanding .............................     2,848,320
Net Asset Value Per Share ......................  $      26.65

58


STATEMENTS OF OPERATIONS

                                                                           Basic       Biotech-
                                                             Banking     Materials      nology
                                                              Fund         Fund          Fund
                                                           ----------   ----------   -----------
INVESTMENT INCOME
   Interest (Note 1) ...................................   $    2,116   $    3,914   $    18,975
   Interest from Securities Lending (Note 9) ...........          394          232        55,223
   Dividends, Net of Foreign Tax Withheld* (Note 1) ....      624,225      536,048            --
   Other Income ........................................           18           --            --
                                                           ----------   ----------   -----------
      Total Income .....................................      626,753      540,194        74,198
                                                           ----------   ----------   -----------
EXPENSES
   Advisory Fees (Note 2) ..............................      186,086      276,304     1,465,991
   Transfer Agent Fees (Note 2) ........................       54,731       81,266       431,174
   Distribution & Service Fees (Note 2):
      Advisor Class ....................................       19,420       29,954       101,672
      C-Class ..........................................       15,311       20,856        30,037
   Accounting Fees (Note 2) ............................       21,893       32,506       172,446
   Trustees' Fees ......................................        1,059        1,031         7,316
   Miscellaneous .......................................       33,858       56,332       250,690
                                                           ----------   ----------   -----------
      Total Expenses ...................................      332,358      498,249     2,459,326
                                                           ----------   ----------   -----------
   Net Investment Income (Loss) ........................      294,395       41,945    (2,385,128)
                                                           ----------   ----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities ...............................    5,208,481      970,658    37,486,079
                                                           ----------   ----------   -----------
   Total Net Realized Gain (Loss) ......................    5,208,481      970,658    37,486,079
                                                           ----------   ----------   -----------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities ...............................    1,372,506    3,001,762    16,876,861
                                                           ----------   ----------   -----------
Net Change in Unrealized Appreciation (Depreciation) ...    1,372,506    3,001,762    16,876,861
                                                           ----------   ----------   -----------
Net Gain on Investments ................................    6,580,987    3,972,420    54,362,940
                                                           ----------   ----------   -----------
Net Increase (Decrease) in Net Assets from
   Operations ..........................................   $6,875,382   $4,014,365   $51,977,812
                                                           ==========   ==========   ===========

*    Net of foreign tax withheld of $124, $56, $0, $0, $200, $15,371, $0, $188, and $252, respectively.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 59


                                                       Year Ended March 31, 2004

                                                      Consumer                                  Energy      Financial      Health
                                                      Products    Electronics     Energy       Services      Services       Care
                                                        Fund          Fund         Fund          Fund          Fund         Fund
                                                     ----------   -----------   ----------   -----------   -----------   ----------
INVESTMENT INCOME
   Interest (Note 1) ............................... $    2,769   $     7,941   $    4,212   $     5,685   $     5,442   $    4,648
   Interest from Securities Lending (Note 9) .......        759         4,709          617         1,282         1,539        3,833
   Dividends, Net of Foreign Tax Withheld* (Note 1)     375,275       105,585      557,303       162,230     1,090,386      352,827
   Other Income ....................................         --         1,380           --            --            --           --
                                                     ----------   -----------   ----------   -----------   -----------   ----------
      Total Income .................................    378,803       119,615      562,132       169,197     1,097,367      361,308
                                                     ----------   -----------   ----------   -----------   -----------   ----------
EXPENSES
   Advisory Fees (Note 2) ..........................    182,937       642,976      334,204       333,075       413,137      385,890
   Transfer Agent Fees (Note 2) ....................     53,805       189,111       98,295        97,963       121,511      113,497
   Distribution & Service Fees (Note 2):
      Advisor Class ................................     62,933        86,270       31,230        44,737       145,041      109,445
      C-Class ......................................     10,215        22,698       34,862        20,074        13,209       25,010
   Accounting Fees (Note 2) ........................     21,522        75,644       39,318        39,185        48,604       45,399
   Trustees' Fees ..................................        816         3,228        1,141         1,201         1,875        1,685
   Miscellaneous ...................................     33,260       112,404       64,370        64,216        72,791       68,003
                                                     ----------   -----------   ----------   -----------   -----------   ----------
      Total Expenses ...............................    365,488     1,132,331      603,420       600,451       816,168      748,929
                                                     ----------   -----------   ----------   -----------   -----------   ----------
   Net Investment Income (Loss) ....................     13,315    (1,012,716)     (41,288)     (431,254)      281,199     (387,621)
                                                     ----------   -----------   ----------   -----------   -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities ...........................  2,045,572     9,964,058      (23,811)   (7,151,198)    9,599,350    5,293,825
                                                     ----------   -----------   ----------   -----------   -----------   ----------
   Total Net Realized Gain (Loss) ..................  2,045,572     9,964,058      (23,811)   (7,151,198)    9,599,350    5,293,825
                                                     ----------   -----------   ----------   -----------   -----------   ----------
Net Change in Unrealized Appreciation (Depreciation)
    on: Investment Securities ......................  3,169,653    12,806,032    7,642,139     7,523,532     4,142,729    3,382,303
                                                     ----------   -----------   ----------   -----------   -----------   ----------
Net Change in Unrealized Appreciation (Depreciation)  3,169,653    12,806,032    7,642,139     7,523,532     4,142,729    3,382,303
                                                     ----------   -----------   ----------   -----------   -----------   ----------
Net Gain on Investments ............................  5,215,225    22,770,090    7,618,328       372,334    13,742,079    8,676,128
                                                     ----------   -----------   ----------   -----------   -----------   ----------
Net Increase (Decrease) in Net Assets from
   Operations ...................................... $5,228,540   $21,757,374   $7,577,040   $   (58,920)  $14,023,278   $8,288,507
                                                     ==========   ===========   ==========   ===========   ===========   ==========

60


STATEMENTS OF OPERATIONS (concluded)

                                                                                        Precious
                                                             Internet      Leisure       Metals
                                                               Fund          Fund         Fund
                                                           -----------   ----------   ------------
INVESTMENT INCOME
   Interest (Note 1) ...................................   $    2,333   $    1,818   $    22,804
   Interest from Securities Lending (Note 9) ...........        1,072        1,028        40,977
   Dividends, Net of Foreign Tax Withheld* (Note 1) ....        6,456      145,553     1,694,916
   Other Income ........................................           --           --            --
                                                           ----------   ----------   -----------
      Total Income .....................................        9,861      148,399     1,758,697
                                                           ----------   ----------   -----------

EXPENSES
   Advisory Fees (Note 2) ..............................      171,983      135,799     1,411,039
   Transfer Agent Fees (Note 2) ........................       50,583       39,941       470,346
   Distribution & Service Fees (Note 2):
      Advisor Class ....................................       34,313       35,531        17,588
      C-Class ..........................................       11,455        5,300        96,144
      H-Class ..........................................           --           --            --
   Accounting Fees (Note 2) ............................       20,233       15,976       186,438
   Trustees' Fees .......................................         887          493         7,100
   Miscellaneous .......................................       31,013       24,816       291,465
                                                           ----------   ----------   -----------
      Total Expenses ...................................      320,467      257,856     2,480,120
                                                           ----------   ----------   -----------
   Net Investment Income (Loss) ........................     (310,606)    (109,457)     (721,423)
                                                           ----------   ----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities ...............................    1,363,068     (805,028)    4,801,309
                                                           ----------   ----------   -----------
      Total Net Realized Gain (Loss) ...................    1,363,068     (805,028)    4,801,309
                                                           ----------   ----------   -----------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities ...............................    5,188,786    3,278,299    66,036,897
                                                           ----------   ----------   -----------
Net Change in Unrealized (Depreciation)
   Appreciation ........................................    5,188,786    3,278,299    66,036,897
                                                           ----------   ----------   -----------
      Net Gain on Investments ..........................    6,551,854    2,473,271    70,838,206
                                                           ----------   ----------   -----------
Net Increase in Net Assets from Operations .............   $6,241,248   $2,363,814   $70,116,783
                                                           ==========   ==========   ===========

*    Net of foreign tax withheld of $0, $3, $76,087, $0, $0, $3,060, $468, $68 and $0, respectively.

**   Since the commencement of operations: February 20, 2004.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 61


                                                     Period Ended March 31, 2004

                                                                                                 Telecom-      Trans-
                                                      Real Estate   Retailing     Technology   munications    portation    Utilities
                                                         Fund**        Fund          Fund         Fund          Fund         Fund
                                                      -----------   ----------   -----------   -----------   -----------   ---------
INVESTMENT INCOME
   Interest (Note 1) ................................ $       330   $    3,584   $     5,972   $     2,353   $    1,194   $    2,880
   Interest from Securities Lending (Note 9) ........          --        2,242         2,073         1,869          580        4,082
   Dividends, Net of Foreign Tax Withheld* (Note 1) .     149,755      189,910       140,625       300,665      111,597      980,770
   Other Income .....................................          --           --           151            --           --           --
                                                      -----------   ----------   -----------   -----------   ----------   ----------
      Total Income ..................................     150,085      195,736       148,821       304,887      113,371      987,732
                                                      -----------   ----------   -----------   -----------   ----------   ----------

EXPENSES
   Advisory Fees (Note 2) ...........................      24,660      281,858       458,225       192,153       91,820      221,222
   Transfer Agent Fees (Note 2) .....................       7,253       82,899       134,772        56,516       27,006       65,065
   Distribution & Service Fees (Note 2):
      Advisor Class .................................          --       92,922       136,708        19,398       25,787       23,924
      C-Class .......................................       3,256       12,284        30,371        23,323        4,493       28,651
      H-Class .......................................       6,439           --            --            --           --           --
   Accounting Fees (Note 2) .........................       2,901       33,160        53,909        22,606       10,802       26,026
   Trustees' Fees ....................................         --        1,398         2,345           881          579        1,148
   Miscellaneous ....................................       4,606       48,177        79,995        36,327       16,227       37,984
                                                      -----------   ----------   -----------   -----------   ----------   ----------
      Total Expenses ................................      49,115      552,698       896,325       351,204      176,714      404,020
                                                      -----------   ----------   -----------   -----------   ----------   ----------
   Net Investment Income (Loss) .....................     100,970     (356,962)     (747,504)      (46,317)     (63,343)     583,712
                                                      -----------   ----------   -----------   -----------   ----------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities ............................    (185,854)   2,049,891    11,535,322        69,736      593,120    3,826,082
                                                      -----------   ----------   -----------   -----------   ----------   ----------
      Total Net Realized Gain (Loss) ................    (185,854)   2,049,891    11,535,322        69,736      593,120    3,826,082
                                                      -----------   ----------   -----------   -----------   ----------   ----------
Net Change in Unrealized Appreciation (Depreciation)
   on: Investment Securities ........................   1,580,591    4,958,442     6,235,635     4,287,270      496,983    1,455,557
                                                      -----------   ----------   -----------   -----------   ----------   ----------
Net Change in Unrealized (Depreciation)
   Appreciation .....................................   1,580,591    4,958,442     6,235,635     4,287,270      496,983    1,455,557
                                                      -----------   ----------   -----------   -----------   ----------   ----------
      Net Gain on Investments .......................   1,394,737    7,008,333    17,770,957     4,357,006    1,090,103    5,281,639
                                                      -----------   ----------   -----------   -----------   ----------   ----------
Net Increase in Net Assets from Operations .......... $ 1,495,707   $6,651,371   $17,023,453   $ 4,310,689   $1,026,760   $5,865,351
                                                      ===========   ==========   ===========   ===========   ==========   ==========

62


STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Banking Fund
                                                               --------------------------
                                                                   Year          Year
                                                                  Ended         Ended
                                                                March 31,     March 31,
                                                                   2004          2003
                                                               -----------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ............................   $   294,395   $    356,448
   Net Realized Gain (Loss) on Investments .................     5,208,481     (3,906,801)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .......................................     1,372,506     (3,508,252)
                                                               -----------   ------------
   Net Increase (Decrease) in Net Assets from Operations ...     6,875,382     (7,058,605)
                                                               -----------   ------------
Distributions to Shareholders from:(Note 1)
   Net Investment Income:
      Investor Class .......................................      (209,950)      (283,085)
      Advisor Class ........................................       (89,392)      (228,653)
      C-Class ..............................................       (54,513)       (12,291)
                                                               -----------   ------------
   Total Distributions to Shareholders .....................      (353,855)      (524,029)
                                                               -----------   ------------
Net Increase (Decrease) in Net Assets From Share
   Transactions (Note 6) ...................................     3,705,288    (36,886,563)
                                                               -----------   ------------
   Net Increase (Decrease) in Net Assets ...................    10,226,815    (44,469,197)
NET ASSETS--Beginning of Year ..............................     7,818,587     52,287,784
                                                               -----------   ------------
NET ASSETS--End of Year (Note 7) ...........................   $18,045,402   $  7,818,587
                                                               ===========   ============

See Notes to Financial Statements.

                                                                ANNUAL REPORT 63


                                                                 Basic Materials Fund            Biotechnology Fund
                                                              --------------------------    ----------------------------
                                                                  Year           Year            Year           Year
                                                                 Ended          Ended           Ended          Ended
                                                               March 31,      March 31,       March 31,      March 31,
                                                                  2004          2003            2004            2003
                                                              -----------   ------------    ------------   -------------
FROM OPERATIONS
   Net Investment Income (Loss) ............................  $    41,945   $     55,273    $ (2,385,128)  $  (2,069,442)
   Net Realized Gain (Loss) on Investments .................      970,658     (6,660,315)     37,486,079     (52,849,546)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .......................................    3,001,762     (8,072,486)     16,876,861     (31,384,976)
                                                              -----------   ------------    ------------   -------------
   Net Increase (Decrease) in Net Assets from Operations ...    4,014,365    (14,677,528)     51,977,812     (86,303,964)
                                                              -----------   ------------    ------------   -------------
Distributions to Shareholders from:(Note 1)
   Net Investment Income:
      Investor Class .......................................      (49,324)       (54,496)             --              --
      Advisor Class ........................................      (31,401)        (4,773)             --              --
      C-Class ..............................................       (5,139)          (654)             --              --
                                                              -----------   ------------    ------------   -------------
   Total Distributions to Shareholders .....................      (85,864)       (59,923)             --              --
                                                              -----------   ------------    ------------   -------------
Net Increase (Decrease) in Net Assets From Share
   Transactions (Note 6) ...................................   38,541,904    (56,270,619)    (37,032,609)    (16,907,096)
                                                              -----------   ------------    ------------   -------------
   Net Increase (Decrease) in Net Assets ...................   42,470,405    (71,008,070)     14,945,203    (103,211,060)
NET ASSETS--Beginning of Year ..............................    6,072,046     77,080,116     136,949,957     240,161,017
                                                              -----------   ------------    ------------   -------------
NET ASSETS--End of Year (Note 7) ...........................  $48,542,451   $  6,072,046    $151,895,160   $ 136,949,957
                                                              ===========   ============    ============   =============

                                                                Consumer Products Fund
                                                              --------------------------
                                                                  Year           Year
                                                                 Ended          Ended
                                                               March 31,      March 31,
                                                                  2004          2003
                                                              -----------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ............................  $    13,315   $     44,155
   Net Realized Gain (Loss) on Investments .................    2,045,572     (2,889,425)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .......................................    3,169,653     (4,666,953)
                                                              -----------   ------------
   Net Increase (Decrease) in Net Assets from Operations ...    5,228,540     (7,512,223)
                                                              -----------   ------------
Distributions to Shareholders from:(Note 1)
   Net Investment Income:
      Investor Class .......................................       (7,352)       (35,879)
      Advisor Class ........................................      (33,486)       (39,035)
      C-Class ..............................................         (722)        (3,854)
                                                              -----------   ------------
   Total Distributions to Shareholders .....................      (41,560)       (78,768)
                                                              -----------   ------------
Net Increase (Decrease) in Net Assets From Share
   Transactions (Note 6) ...................................   31,033,102    (41,238,368)
                                                              -----------   ------------
   Net Increase (Decrease) in Net Assets ...................   36,220,082    (48,829,359)
NET ASSETS--Beginning of Year ..............................    4,956,144     53,785,503
                                                              -----------   ------------
NET ASSETS--End of Year (Note 7) ...........................  $41,176,226   $  4,956,144
                                                              ===========   ============

64

                                                                     Electronics Fund
                                                               ---------------------------
                                                                   Year           Year
                                                                  Ended           Ended
                                                                 March 31,      March 31,
                                                                   2004           2003
                                                               ------------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ............................   $ (1,012,716)  $   (606,663)
   Net Realized Gain (Loss) on Investments .................      9,964,058    (31,409,827)
   Net Change in Unrealized Appreciations (Depreciation)
      on Investments .......................................     12,806,032    (17,096,917)
                                                               ------------   ------------
   Net Increase (Decrease) in Net Assets from Operations....     21,757,374    (49,113,407)
                                                               ------------   ------------

Distributions to Shareholders from:(Note 1)
   Net Investment Income:
      Investor Class .......................................             --             --
      Advisor Class ........................................             --             --
      C-Class ..............................................             --             --
                                                               ------------   ------------
   Total Distributions to Shareholders .....................             --             --
                                                               ------------   ------------
Net Increase (Decrease) in Net Assets
   From Share Transactions (Note 6) ........................    (11,090,181)   (17,489,349)
                                                               ------------   ------------

   Net Increase (Decrease) in Net Assets ...................     10,667,193    (66,602,756)
NET ASSETS--Beginning of Year ..............................     39,984,363    106,587,119
                                                               ------------   ------------

NET ASSETS--End of Year (Note 7) ...........................   $ 50,651,556   $ 39,984,363
                                                               ============   ============

See Notes to Financial Statements.

                                                                ANNUAL REPORT 65


                                                                     Energy Fund               Energy Services Fund
                                                              --------------------------   --------------------------
                                                                  Year           Year          Year          Year
                                                                 Ended          Ended         Ended         Ended
                                                               March 31,      March 31,     March 31,      March 31,
                                                                  2004          2003           2004          2003
                                                              -----------   ------------   -----------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ............................  $   (41,288)  $     19,029   $  (431,254)  $   (315,096)
   Net Realized Gain (Loss) on Investments .................      (23,811)    (5,211,068)   (7,151,198)    (5,236,750)
   Net Change in Unrealized Appreciations (Depreciation)
      on Investments .......................................    7,642,139     (3,590,764)    7,523,532     (9,991,027)
                                                              -----------   ------------   -----------   ------------
   Net Increase (Decrease) in Net Assets from Operations....    7,577,040     (8,782,803)      (58,920)   (15,542,873)
                                                              -----------   ------------   -----------   ------------

Distributions to Shareholders from:(Note 1)
   Net Investment Income:
      Investor Class .......................................      (65,462)        (5,308)           --             --
      Advisor Class ........................................       (3,224)        (7,328)           --             --
      C-Class ..............................................       (8,487)          (166)           --             --
                                                              -----------   ------------   -----------   ------------
   Total Distributions to Shareholders .....................      (77,173)       (12,802)           --             --
                                                              -----------   ------------   -----------   ------------
Net Increase (Decrease) in Net Assets
   From Share Transactions (Note 6) ........................   52,553,108    (19,773,177)   57,782,903    (41,431,952)
                                                              -----------   ------------   -----------   ------------

   Net Increase (Decrease) in Net Assets ...................   60,052,975    (28,568,782)   57,723,983    (56,974,825)
NET ASSETS--Beginning of Year ..............................   13,213,349     41,782,131    17,754,913     74,729,738
                                                              -----------   ------------   -----------   ------------

NET ASSETS--End of Year (Note 7) ...........................  $73,266,324   $ 13,213,349   $75,478,896   $ 17,754,913
                                                              ===========   ============   ===========   ============

                                                                Financial Services Fund
                                                              --------------------------
                                                                  Year          Year
                                                                 Ended         Ended
                                                               March 31,      March 31,
                                                                  2004          2003
                                                              -----------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ............................  $   281,199   $    210,444
   Net Realized Gain (Loss) on Investments .................    9,599,350     (7,407,624)
   Net Change in Unrealized Appreciations (Depreciation)
      on Investments .......................................    4,142,729     (7,414,327)
                                                              -----------   ------------
   Net Increase (Decrease) in Net Assets from Operations....   14,023,278    (14,611,507)
                                                              -----------   ------------

Distributions to Shareholders from:(Note 1)
   Net Investment Income:
      Investor Class .......................................      (70,122)       (44,843)
      Advisor Class ........................................     (132,732)       (35,417)
      C-Class ..............................................       (4,995)        (1,105)
                                                              -----------   ------------
   Total Distributions to Shareholders .....................     (207,849)       (81,365)
                                                              -----------   ------------
Net Increase (Decrease) in Net Assets
   From Share Transactions (Note 6) ........................   41,767,752    (29,981,125)
                                                              -----------   ------------

   Net Increase (Decrease) in Net Assets ...................   55,583,181    (44,673,997)
NET ASSETS--Beginning of Year ..............................   21,966,570     66,640,567
                                                              -----------   ------------

NET ASSETS--End of Year (Note 7) ...........................  $77,549,751   $ 21,966,570
                                                              ===========   ============

66

                                                                    Health Care Fund
                                                               --------------------------
                                                                   Year          Year
                                                                  Ended          Ended
                                                                March 31,      March 31,
                                                                   2004          2003
                                                               -----------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ............................   $  (387,621)  $   (221,965)
   Net Realized Gain (Loss) on Investments .................     5,293,825     (7,455,038)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .......................................     3,382,303     (5,352,757)
                                                               -----------   ------------
   Net Increase (Decrease) in Net Assets from Operations ...     8,288,507    (13,029,760)
                                                               -----------   ------------
Distributions to Shareholders from: (Note 1)
   Net Investment Income:
         Investor Class ....................................            --             --
         Advisor Class .....................................            --             --
         C-Class ...........................................            --             --
                                                               -----------   ------------
   Total Distributions to Shareholders .....................            --             --
                                                               -----------   ------------
Net Increase (Decrease) in Net Assets
   From Share Transactions (Note 6) ........................     4,531,720     (1,177,110)
                                                               -----------   ------------
   Net Increase (Decrease) in Net Assets ...................    12,820,227    (14,206,870)
NET ASSETS--Beginning of Year ..............................    36,948,249     51,155,119
                                                               -----------   ------------
NET ASSETS--End of Year (Note 7) ...........................   $49,768,476   $ 36,948,249
                                                               ===========   ============

See Notes to Financial Statements.

                                                                ANNUAL REPORT 67


                                                                    Internet Fund                 Leisure Fund
                                                              -------------------------    --------------------------
                                                                  Year          Year           Year           Year
                                                                 Ended         Ended          Ended          Ended
                                                               March 31,     March 31,      March 31,      March 31,
                                                                  2004          2003           2004          2003
                                                              -----------   -----------    -----------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ............................  $  (310,606)  $  (180,769)   $  (109,457)  $   (106,029)
   Net Realized Gain (Loss) on Investments .................    1,363,068    (3,631,782)      (805,028)    (1,628,265)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .......................................    5,188,786       460,731      3,278,299     (1,368,821)
                                                              -----------   -----------    -----------   ------------
   Net Increase (Decrease) in Net Assets from Operations ...    6,241,248    (3,351,820)     2,363,814     (3,103,115)
                                                              -----------   -----------    -----------   ------------
Distributions to Shareholders from: (Note 1)
   Net Investment Income:
         Investor Class ....................................           --            --             --             --
         Advisor Class .....................................           --            --             --             --
         C-Class ...........................................           --            --             --             --
                                                              -----------   -----------    -----------   ------------
   Total Distributions to Shareholders .....................           --            --             --             --
                                                              -----------   -----------    -----------   ------------
Net Increase (Decrease) in Net Assets
   From Share Transactions (Note 6) ........................   18,410,971     3,969,039     58,667,102    (11,797,316)
                                                              -----------   -----------    -----------   ------------
   Net Increase (Decrease) in Net Assets ...................   24,652,219       617,219     61,030,916    (14,900,431)
NET ASSETS--Beginning of Year ..............................    4,285,862     3,668,643      5,953,663     20,854,094
                                                              -----------   -----------    -----------   ------------
NET ASSETS--End of Year (Note 7) ...........................  $28,938,081   $ 4,285,862    $66,984,579   $  5,953,663
                                                              ===========   ===========    ===========   ============

                                                                  Precious Metals Fund
                                                              ---------------------------
                                                                  Year           Year
                                                                 Ended           Ended
                                                                March 31,      March 31,
                                                                  2004           2003
                                                              ------------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ............................  $   (721,423)  $     53,404
   Net Realized Gain (Loss) on Investments .................     4,801,309    (10,170,467)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .......................................    66,036,897     (2,206,459)
                                                              ------------   ------------
   Net Increase (Decrease) in Net Assets from Operations ...    70,116,783    (12,323,522)
                                                              ------------   ------------
Distributions to Shareholders from: (Note 1)
   Net Investment Income:
         Investor Class ....................................       (48,427)            --
         Advisor Class .....................................        (1,106)            --
         C-Class ...........................................        (3,871)            --
                                                              ------------   ------------
   Total Distributions to Shareholders .....................       (53,404)            --
                                                              ------------   ------------
Net Increase (Decrease) in Net Assets
   From Share Transactions (Note 6) ........................   109,672,975     29,123,557
                                                              ------------   ------------
   Net Increase (Decrease) in Net Assets ...................   179,736,354     16,800,035
NET ASSETS--Beginning of Year ..............................    77,335,090     60,535,055
                                                              ------------   ------------
NET ASSETS--End of Year (Note 7) ...........................  $257,071,444   $ 77,335,090
                                                              ============   ============

68

                                                                           Real Estate Fund
                                                                           ----------------
                                                                                Period
                                                                                Ended
                                                                               March 31,
                                                                                 2004*
                                                                              -----------
FROM OPERATIONS
   Net Investment Income (Loss) ........................................      $   100,970
   Net Realized Gain (Loss) on Investments .............................         (185,854)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ...................................................        1,580,591
                                                                              -----------
   Net Increase (Decrease) in Net Assets from Operations ...............        1,495,707
                                                                              -----------
Distributions to Shareholders from:(Note 1)
   Net Investment Income:
      Investor Class ...................................................               --
      Advisor Class ....................................................               --
      C-Class ..........................................................               --
      H-Class ..........................................................               --
                                                                              -----------
   Total Distributions to Shareholders .................................               --
                                                                              -----------
Net Increase (Decrease) in Net Assets
   From Share Transactions (Note 6) ....................................       81,981,898
                                                                              -----------
   Net Increase (Decrease) in Net Assets ...............................       83,477,605
NET ASSETS--Beginning of Period ........................................               --
                                                                              -----------
NET ASSETS--End of Period (Note 7) .....................................      $83,477,605
                                                                              ===========

*    Since the commencement of operations: February 20, 2004.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 69


                                                                                Retailing Fund                Technology Fund
                                                                          --------------------------   ---------------------------
                                                                              Year          Year           Year           Year
                                                                             Ended          Ended          Ended          Ended
                                                                           March 31,      March 31,      March 31,      March 31,
                                                                             2004           2003           2004           2003
                                                                          -----------   ------------   ------------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ........................................  $  (356,962)  $   (264,006)   $  (747,504)  $   (484,683)
   Net Realized Gain (Loss) on Investments .............................    2,049,891     (1,908,402)    11,535,322    (11,426,240)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ...................................................    4,958,442     (8,251,654)     6,235,635     (4,693,304)
                                                                          -----------   ------------    -----------   ------------
   Net Increase (Decrease) in Net Assets from Operations ...............    6,651,371    (10,424,062)    17,023,453    (16,604,227)
                                                                          -----------   ------------    -----------   ------------
Distributions to Shareholders from:(Note 1)
   Net Investment Income:
      Investor Class ...................................................           --             --             --             --
      Advisor Class ....................................................           --             --             --             --
      C-Class ..........................................................           --             --             --             --
      H-Class ..........................................................           --             --             --             --
                                                                          -----------   ------------    -----------   ------------
   Total Distributions to Shareholders .................................           --             --             --             --
                                                                          -----------   ------------    -----------   ------------
Net Increase (Decrease) in Net Assets
   From Share Transactions (Note 6) ....................................    5,298,510    (31,947,472)    (6,335,556)   (19,903,318)
                                                                          -----------   ------------    -----------   ------------
   Net Increase (Decrease) in Net Assets ...............................   11,949,881    (42,371,534)    10,687,897    (36,507,545)
NET ASSETS--Beginning of Period ........................................   18,013,584     60,385,118     25,499,248     62,006,793
                                                                          -----------   ------------    -----------   ------------
NET ASSETS--End of Period (Note 7) .....................................  $29,963,465   $ 18,013,584    $36,187,145   $ 25,499,248
                                                                          ===========   ============    ===========   ============

                                                                           Telecommunications Fund
                                                                          -------------------------
                                                                              Year          Year
                                                                              Ended         Ended
                                                                            March 31,     March 31,
                                                                              2004          2003
                                                                          -----------   -----------
FROM OPERATIONS
   Net Investment Income (Loss) ........................................  $   (46,317)  $    11,800
   Net Realized Gain (Loss) on Investments .............................       69,736    (5,434,089)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ...................................................    4,287,270       700,402
                                                                          -----------   -----------
   Net Increase (Decrease) in Net Assets from Operations ...............    4,310,689    (4,721,887)
                                                                          -----------   -----------
Distributions to Shareholders from:(Note 1)
   Net Investment Income:
      Investor Class ...................................................      (26,174)           --
      Advisor Class ....................................................      (11,281)           --
      C-Class ..........................................................       (4,468)           --
      H-Class ..........................................................           --            --
                                                                          -----------   -----------
   Total Distributions to Shareholders .................................      (41,923)           --
                                                                          -----------   -----------
Net Increase (Decrease) in Net Assets
   From Share Transactions (Note 6) ....................................   10,323,785    10,066,291
                                                                          -----------   -----------
   Net Increase (Decrease) in Net Assets ...............................   14,592,551     5,344,404
NET ASSETS--Beginning of Period ........................................   10,823,998     5,479,594
                                                                          -----------   -----------
NET ASSETS--End of Period (Note 7) .....................................  $25,416,549   $10,823,998
                                                                          ===========   ===========

70


STATEMENTS OF CHANGES IN NET ASSETS (concluded)

                                                         Transportation Fund
                                                      -------------------------
                                                         Year          Year
                                                         Ended         Ended
                                                       March 31,     March 31,
                                                         2004          2003
                                                      ----------   ------------
FROM OPERATIONS
   Net Investment Income (Loss) ...................   $  (63,343)  $    (80,438)
   Net Realized Gain (Loss) on Investments ........      593,120     (2,266,161)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ...............      496,983     (6,235,044)
                                                      ----------   ------------
   Net Increase (Decrease) in Net Assets from
      Operations ..................................    1,026,760    (8,581,643)
                                                      ----------   ------------
Distributions to Shareholders from:(Note 1)
   Net Investment Income:
      Investor Class ..............................           --             --
      Advisor Class ...............................           --             --
      C-Class .....................................           --             --
                                                      ----------   ------------
   Total Distributions to Shareholders ............           --             --
                                                      ----------   ------------
Net Increase (Decrease) in Net Assets From
   Share Transactions (Note 6) ....................    2,670,193    (29,059,008)
                                                      ----------   ------------
   Net Increase (Decrease) in Net Assets ..........    3,696,953    (37,640,651)
NET ASSETS--Beginning of Year .....................    5,035,247     42,675,898
                                                      ----------   ------------
NET ASSETS--End of Year (Note 7) ..................   $8,732,200   $  5,035,247
                                                      ==========   ============

See Notes to Financial Statements.

                                                                ANNUAL REPORT 71


                                                            Utilities Fund
                                                      --------------------------
                                                          Year         Year
                                                         Ended         Ended
                                                       March 31,     March 31,
                                                          2004         2003
                                                      -----------  ------------
FROM OPERATIONS
   Net Investment Income (Loss) ...................   $   583,712  $    486,725
   Net Realized Gain (Loss) on Investments ........     3,826,082   (10,683,311)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ...............     1,455,557      (395,831)
                                                      -----------  ------------
   Net Increase (Decrease) in Net Assets from
      Operations ..................................     5,865,351   (10,592,417)
                                                      -----------  ------------
Distributions to Shareholders from:(Note 1)
   Net Investment Income:                                (535,780)     (291,318)
      Investor Class ..............................       (76,028)      (64,540)
      Advisor Class ...............................       (69,982)      (14,142)
      C-Class .....................................   -----------  ------------
                                                         (681,790)     (370,000)
   Total Distributions to Shareholders ............   -----------  ------------

Net Increase (Decrease) in Net Assets From              5,849,281    (8,665,326)
   Share Transactions (Note 6) ....................   -----------  ------------
                                                       11,032,842   (19,627,743)
   Net Increase (Decrease) in Net Assets ..........    13,156,244    32,783,987
NET ASSETS--Beginning of Year .....................   -----------  ------------
                                                      $24,189,086  $ 13,156,244
NET ASSETS--End of Year (Note 7) ..................   ===========  ============

72


FINANCIAL HIGHLIGHTS

                                                                  Investor Class
                                                               ---------------------
                                                                   Banking Fund
                                                               ---------------------
                                                                 Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                 2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year ..........................   $  7.30    $  8.63
                                                                -------    -------
Net Investment Income+ .....................................        .14        .12
Net Realized and Unrealized Gains (Losses) on Securities ...       2.89      (1.24)
                                                                -------    -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................       3.03      (1.12)
Distribution to Shareholders from:
   Net Investment Income ...................................       (.08)      (.21)
                                                                -------    -------
Net Increase (Decrease) in Net Asset Value .................       2.95      (1.33)
                                                                -------    -------
Net Asset Value--End of Year ...............................    $ 10.25    $  7.30
                                                                =======    =======
Total Investment Return ....................................      41.53%    (13.15)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.36%      1.38%
Net Expenses ...............................................       1.36%      1.38%
Net Investment Income ......................................       1.51%      1.52%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,435%     1,495%
Net Assets, End of Year (000's omitted) ....................    $12,504    $ 7,352

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 73


                                                                      Investor Class
                                                             ---------------------------------
                                                                       Banking Fund
                                                             ---------------------------------
                                                               Year        Year        Year
                                                               Ended       Ended       Ended
                                                             March 31,   March 31,   March 31,
                                                               2002        2001        2000
                                                             ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year ........................   $  8.27     $  7.31    $   8.77
                                                              -------     -------    --------
Net Investment Income+ ....................................       .12         .14         .07
Net Realized and Unrealized Gains (Losses) on Securities ..       .53         .82       (1.53)
                                                              -------     -------    --------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ..............................       .65         .96       (1.46)
Distribution to Shareholders from:
   Net Investment Income ..................................      (.29)         --          --
                                                              -------     -------    --------
Net Increase (Decrease) in Net Asset Value ................       .36         .96       (1.46)
                                                              -------     -------    --------
Net Asset Value--End of Year ..............................   $  8.63     $  8.27    $   7.31
                                                              =======     =======    ========
Total Investment Return ...................................      8.30%      13.13%     (16.65)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ............................................      1.50%       1.30%       1.58%
Net Expenses ..............................................      1.50%       1.29%       1.57%
Net Investment Income .....................................      1.49%       1.77%       0.87%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ..................................     1,292%      1,394%      3,829%
Net Assets, End of Year (000's omitted) ...................   $28,992     $38,508    $ 39,546

74

                                                                   Investor Class
                                                               ---------------------
                                                                Basic Materials Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $ 17.22     $24.30
                                                                -------     ------
Net Investment Income+ .....................................        .05        .12
Net Realized and Unrealized Gains (Losses) on Securities ...       8.32      (7.17)
                                                                -------     ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................       8.37      (7.05)
Distribution to Shareholders from:
   Net Investment Income ...................................       (.13)      (.03)
                                                                -------     ------
Net Increase (Decrease) in Net Asset Value .................       8.24      (7.08)
                                                                -------     ------
Net Asset Value--End of Year ...............................    $ 25.46     $17.22
                                                                =======     ======
Total Investment Return ....................................      48.70%    (29.02)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.38%      1.39%
Net Expenses ...............................................       1.38%      1.39%
Net Investment Income ......................................       0.20%      0.53%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,669%     1,943%
Net Assets, End of Year (000's omitted) ....................    $29,749     $3,360

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the years ended March 31, 2000 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 75



                                                                       Investor Class
                                                             ---------------------------------
                                                                    Basic Materials Fund
                                                             ---------------------------------
                                                                Year        Year        Year
                                                               Ended       Ended       Ended
                                                             March 31,   March 31,   March 31,
                                                               2002++      2001++      2000++
                                                             ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................  $ 21.03     $ 23.91     $ 23.25
                                                              -------     -------     -------
Net Investment Income+ .....................................      .27         .18         .60
Net Realized and Unrealized Gains (Losses) on Securities ...     3.27       (3.06)        .06
                                                              -------     -------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................     3.54       (2.88)        .66
Distribution to Shareholders from:
   Net Investment Income ...................................     (.27)         --          --
                                                              -------     -------     -------
Net Increase (Decrease) in Net Asset Value .................     3.27       (2.88)        .66
                                                              -------     -------     -------
Net Asset Value--End of Year ...............................  $ 24.30     $ 21.03     $ 23.91
                                                              =======     =======     =======
Total Investment Return ....................................    16.89%     (12.05)%      2.84%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................     1.41%       1.52%       1.54%
Net Expenses ...............................................     1.41%       1.52%       1.53%
Net Investment Income ......................................     1.12%       0.79%       2.21%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................    1,523%      2,600%      3,641%
Net Assets, End of Year (000's omitted) ....................  $45,716     $16,593     $16,851

76

                                                                   Investor Class
                                                               ---------------------
                                                                 Biotechnology Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $  13.75    $  20.86
                                                               --------    --------
Net Investment Loss+ .......................................       (.24)       (.19)
Net Realized and Unrealized Gains (Losses) on Securities ...       7.05       (6.92)
                                                               --------    --------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       6.81       (7.11)
Distribution to Shareholders from:
   Net Realized Capital Gain ...............................         --          --
                                                               --------    --------
Net Increase (Decrease) in Net Asset Value .................       6.81       (7.11)
                                                               --------    --------
Net Asset Value--End of Year ...............................   $  20.56    $  13.75
                                                               ========    ========
Total Investment Return ....................................      49.53%     (34.08)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.35%       1.38%
Net Expenses ...............................................       1.35%       1.38%
Net Investment Loss ........................................      (1.31)%     (1.31)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................        548%        477%
Net Assets, End of Year (000's omitted) ....................   $135,619    $111,003

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 77


                                                                        Investor Class
                                                              ---------------------------------
                                                                      Biotechnology Fund
                                                              ---------------------------------
                                                                 Year        Year        Year
                                                                Ended       Ended       Ended
                                                              March 31,   March 31,   March 31,
                                                                 2002        2001        2000
                                                              ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................  $  21.66    $  28.88    $  12.81
                                                              --------    --------    --------
Net Investment Loss+ .......................................      (.28)       (.35)       (.34)
Net Realized and Unrealized Gains (Losses) on Securities ...      (.52)      (6.87)      16.45
                                                              --------    --------    --------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      (.80)      (7.22)      16.11
Distribution to Shareholders from:
   Net Realized Capital Gain ...............................        --          --        (.04)
                                                              --------    --------    --------
Net Increase (Decrease) in Net Asset Value .................      (.80)      (7.22)      16.07
                                                              --------    --------    --------
Net Asset Value--End of Year ...............................  $  20.86    $  21.66    $  28.88
                                                              ========    ========    ========
Total Investment Return ....................................     (3.69)%    (25.00)%    125.98%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.23%       1.24%       1.42%
Net Expenses ...............................................      1.23%       1.23%       1.41%
Net Investment Loss ........................................     (1.20)%     (1.17)%     (1.29)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................       390%        305%        699%
Net Assets, End of Year (000's omitted) ....................  $218,263    $283,407    $456,303

78

                                                                   Investor Class
                                                               ----------------------
                                                               Consumer Products Fund
                                                               ----------------------
                                                                   Year        Year
                                                                  Ended       Ended
                                                                March 31,   March 31,
                                                                   2004       2003++
                                                                ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................     $ 20.85     $ 25.08
                                                                 -------     -------
Net Investment Income+ .....................................         .14         .12
Net Realized and Unrealized Gains (Losses) on Securities ...        7.74       (4.23)
                                                                 -------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................        7.88       (4.11)
Distribution to Shareholders from:
   Net Investment Income ...................................        (.05)       (.12)
   Net Realized Capital Gain ...............................          --          --
                                                                 -------     -------
Net Increase (Decrease) in Net Asset Value .................        7.83       (4.23)
                                                                 -------     -------
Net Asset Value--End of Year ...............................     $ 28.68     $ 20.85
                                                                 =======     =======
Total Investment Return ....................................       37.84%     (16.38)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................        1.36%       1.39%
Net Expenses ...............................................        1.36%       1.39%
Net Investment Income ......................................        0.56%       0.53%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................         914%      1,205%
Net Assets, End of Year (000's omitted) ....................     $23,560     $ 1,640

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the years ended March 31, 2000 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April
     21, 2003.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 79

                                                                        Investor Class
                                                              ---------------------------------
                                                                    Consumer Products Fund
                                                              ---------------------------------
                                                                 Year        Year        Year
                                                                Ended       Ended       Ended
                                                              March 31,   March 31,   March 31,
                                                                2002++      2001++      2000++
                                                              ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 21.54     $22.68     $ 29.13
                                                               -------     ------     -------
Net Investment Income+ .....................................       .12        .21         .12
Net Realized and Unrealized Gains (Losses) on Securities ...      3.48      (1.35)      (5.52)
                                                               -------     ------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................      3.60      (1.14)      (5.40)
Distribution to Shareholders from:
   Net Investment Income ...................................      (.06)        --          --
   Net Realized Capital Gain ...............................        --         --       (1.05)
                                                               -------     ------     -------
Net Increase (Decrease) in Net Asset Value .................      3.54      (1.14)      (6.45)
                                                               -------     ------     -------
Net Asset Value--End of Year ...............................   $ 25.08     $21.54     $ 22.68
                                                               =======     ======     =======
Total Investment Return ....................................     16.71%     (5.03)%    (19.20)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.56%      1.23%       1.37%
Net Expenses ...............................................      1.56%      1.22%       1.36%
Net Investment Income ......................................      0.53%      0.94%       0.49%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................       890%     1,907%      5,466%
Net Assets, End of Year (000's omitted) ....................   $20,083     $8,503     $ 9,181

80

                                                                   Investor Class
                                                               ---------------------
                                                                  Electronics Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $  8.08     $ 16.96
                                                                -------     -------
Net Investment Loss+ .......................................       (.15)       (.12)
Net Realized and Unrealized Gains (Losses) on Securities ...       5.50       (8.76)
                                                                -------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................       5.35       (8.88)
Distribution to Shareholders from:
   Net Realized Capital Gain ...............................         --          --
                                                                -------     -------
Net Increase (Decrease) in Net Asset Value .................       5.35       (8.88)
                                                                -------     -------
Net Asset Value--End of Year ...............................    $ 13.43     $  8.08
                                                                =======     =======
Total Investment Return ....................................      66.21%     (52.36)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.36%       1.39%
Net Expenses ...............................................       1.36%       1.39%
Net Investment Loss ........................................      (1.20)%     (1.20)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,359%      2,413%
Net Assets, End of Year (000's omitted) ....................    $46,200     $31,655

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 81

                                                                        Investor Class
                                                              ----------------------------------
                                                                       Electronics Fund
                                                              ----------------------------------
                                                                 Year        Year        Year
                                                                Ended       Ended        Ended
                                                              March 31,   March 31,    March 31,
                                                                 2002        2001        2000
                                                              ---------   ---------   ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................  $ 16.54     $ 40.10     $  14.02
                                                              -------     -------     --------
Net Investment Loss+ .......................................     (.18)       (.36)        (.30)
Net Realized and Unrealized Gains (Losses) on Securities ...      .60      (23.02)       26.38
                                                              -------     -------     --------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................      .42      (23.38)       26.08
Distribution to Shareholders from:
   Net Realized Capital Gain ...............................       --        (.18)          --
                                                              -------     -------     --------
Net Increase (Decrease) in Net Asset Value .................      .42      (23.56)       26.08
                                                              -------     -------     --------
Net Asset Value--End of Year ...............................  $ 16.96     $ 16.54     $  40.10
                                                              =======     =======     ========
Total Investment Return ....................................     2.54%     (58.48)%     186.02%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................     1.29%       1.36%        1.29%
Net Expenses ...............................................     1.29%       1.35%        1.28%
Net Investment Loss ........................................    (1.08)%     (1.09)%      (1.14)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................    1,279%        705%       1,162%
Net Assets, End of Year (000's omitted) ....................  $96,671     $70,131     $274,554

82

                                                                   Investor Class
                                                               ---------------------
                                                                    Energy Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $  8.80    $ 11.26
                                                                -------    -------

Net Investment Income (Loss)+ ..............................         --        .02
Net Realized and Unrealized Gains (Losses) on Securities ...       3.17      (2.47)
                                                                -------    -------

Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................       3.17      (2.45)
Distribution to Shareholders from:
   Net Investment Income ...................................       (.03)      (.01)
                                                                -------    -------

Net Increase (Decrease) in Net Asset Value .................       3.14      (2.46)
                                                                -------    -------

Net Asset Value--End of Year ...............................    $ 11.94    $  8.80
                                                                =======    =======

Total Investment Return ....................................      36.12%    (21.79)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.36%      1.39%
Net Expenses ...............................................       1.36%      1.39%
Net Investment Income (Loss) ...............................       0.04%      0.24%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................        913%     1,362%
Net Assets, End of Year (000's omitted) ....................    $61,800    $ 4,703

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 83

                                                                        Investor Class
                                                              ---------------------------------
                                                                         Energy Fund
                                                              ---------------------------------
                                                                 Year        Year        Year
                                                                Ended       Ended       Ended
                                                              March 31,   March 31,   March 31,
                                                                 2002        2001        2000
                                                              ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................  $ 11.43     $ 10.87      $  8.99
                                                              -------     -------      -------

Net Investment Income (Loss)+ ..............................      .12        (.08)         .08
Net Realized and Unrealized Gains (Losses) on Securities ...     (.19)        .64         1.80
                                                              -------     -------      -------

Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................     (.07)        .56         1.88
Distribution to Shareholders from:
   Net Investment Income ...................................     (.10)         --           --
                                                              -------     -------      -------

Net Increase (Decrease) in Net Asset Value .................     (.17)        .56         1.88
                                                              -------     -------      -------

Net Asset Value--End of Year ...............................  $ 11.26     $ 11.43      $ 10.87
                                                              =======     =======      =======

Total Investment Return ....................................    (0.52)%      5.15%       20.91%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................     1.32%       1.64%        1.58%
Net Expenses ...............................................     1.32%       1.63%        1.57%
Net Investment Income (Loss) ...............................     1.06%      (0.70)%       0.83%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................    1,502%      1,707%       2,854%
Net Assets, End of Year (000's omitted) ....................  $31,769     $15,715      $13,980

84

                                                                   Investor Class
                                                               ---------------------
                                                                Energy Services Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $ 17.37     $ 22.47
                                                                -------     -------

Net Investment Loss+ .......................................       (.18)       (.15)
Net Realized and Unrealized Gains (Losses) on Securities ...       4.55       (4.95)
                                                                   ----       -----
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................       4.37       (5.10)
Distribution to Shareholders ...............................         --          --
                                                                   ----       -----
Net Increase (Decrease) in Net Asset Value .................       4.37       (5.10)
                                                                   ----       -----

Net Asset Value--End of Year ...............................    $ 21.74     $ 17.37
                                                                =======     =======

Total Investment Return ....................................      25.16%     (22.70)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.37%       1.39%
Net Expenses ...............................................       1.37%       1.39%
Net Investment Loss ........................................      (0.96)%     (0.72)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,009%        971%
Net Assets, End of Year (000's omitted) ....................    $47,344     $15,144

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the years ended March 31, 2000 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April
     21, 2003.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 85


                                                                      Investor Class
                                                             ---------------------------------
                                                                   Energy Services Fund
                                                             ---------------------------------

                                                               Year        Year        Year
                                                               Ended       Ended       Ended
                                                             March 31,   March 31,   March 31,
                                                               2002++      2001++      2000++
                                                             --------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................  $ 27.30     $ 27.93     $ 18.06
                                                              -------     -------     -------

Net Investment Loss+ .......................................     (.18)       (.12)       (.18)
Net Realized and Unrealized Gains (Losses) on Securities ...    (4.65)       (.51)      10.05
                                                              -------     -------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................    (4.83)       (.63)       9.87
Distribution to Shareholders ...............................       --          --          --
                                                              -------     -------     -------
Net Increase (Decrease) in Net Asset Value .................    (4.83)       (.63)       9.87
                                                              -------     -------     -------

Net Asset Value--End of Year ...............................  $ 22.47     $ 27.30     $ 27.93
                                                              =======     =======     =======

Total Investment Return ....................................   (17.69)%     (2.26)%     54.65%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................     1.54%       1.26%       1.58%
Net Expenses ...............................................     1.54%       1.25%       1.57%
Net Investment Loss ........................................    (0.74)%     (0.41)%     (0.81)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      949%        944%      1,794%
Net Assets, End of Year (000's omitted) ....................  $51,983     $50,159     $54,609

86

                                                                    Investor Class
                                                               -----------------------
                                                               Financial Services Fund
                                                               -----------------------
                                                                   Year        Year
                                                                  Ended       Ended
                                                                March 31,   March 31,
                                                                   2004        2003
                                                                ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................     $  7.66    $ 10.23
                                                                 -------    -------
Net Investment Income (Loss)+ ..............................         .09        .07
Net Realized and Unrealized Gains (Losses) on Securities ...        3.38      (2.62)
                                                                 -------    -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................        3.47      (2.55)
Distribution to Shareholders from:
   Net Investment Income ...................................        (.04)      (.02)
   Net Realized Capital Gain ...............................          --         --
                                                                 -------    -------
Net Increase (Decrease) in Net Asset Value .................        3.43      (2.57)
                                                                 -------    -------
Net Asset Value--End of Year ...............................     $ 11.09    $  7.66
                                                                 =======    =======
Total Investment Return ....................................       45.36%    (24.97)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................        1.36%      1.38%
Net Expenses ...............................................        1.36%      1.38%
Net Investment Income (Loss) ...............................        0.94%      0.82%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................       1,200%     2,336%
Net Assets, End of Year (000's omitted) ....................     $34,423    $ 6,671

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 87

                                                                         Investor Class
                                                              ---------------------------------
                                                                   Financial Services Fund
                                                              ---------------------------------
                                                                 Year        Year        Year
                                                                Ended       Ended       Ended
                                                              March 31,   March 31,   March 31,
                                                                 2002        2001        2000
                                                              ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 10.00     $  9.48    $   9.99
                                                               -------     -------    --------
Net Investment Income (Loss)+ ..............................       .04         .06        (.01)
Net Realized and Unrealized Gains (Losses) on Securities ...       .29         .46        (.49)
                                                               -------     -------    --------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................       .33         .52        (.50)
Distribution to Shareholders from:
   Net Investment Income ...................................      (.10)         --          --
   Net Realized Capital Gain ...............................        --          --        (.01)
                                                               -------     -------    --------
Net Increase (Decrease) in Net Asset Value .................       .23         .52        (.51)
                                                               -------     -------    --------
Net Asset Value--End of Year ...............................   $ 10.23     $ 10.00    $   9.48
                                                               =======     =======    ========
Total Investment Return ....................................      3.39%       5.49%      (4.97)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.51%       1.24%       1.72%
Net Expenses ...............................................      1.51%       1.23%       1.71%
Net Investment Income (Loss) ...............................      0.43%       0.58%      (0.15)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,110%      1,271%      2,770%
Net Assets, End of Year (000's omitted) ....................   $25,147     $35,190    $145,449

88

                                                                     Investor Class
                                                                 ---------------------
                                                                    Health Care Fund
                                                                 ---------------------
                                                                   Year        Year
                                                                   Ended       Ended
                                                                 March 31,   March 31,
                                                                   2004        2003
                                                                 ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year ...........................    $ 9.21     $ 11.36
                                                                  ------     -------
Net Investment Loss+ .........................................      (.07)       (.02)
Net Realized and Unrealized Gains (Losses) on Securities .....      3.36       (2.13)
                                                                  ------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ................................................      3.29       (2.15)
Distribution to Shareholders from:
   Net Realized Capital Gains ................................        --          --
                                                                  ------     -------
Net Increase (Decrease) in Net Asset Value ...................      3.29       (2.15)
                                                                  ------     -------
Net Asset Value--End of Year .................................    $12.50     $  9.21
                                                                  ======     =======
Total Investment Return ......................................     35.72%     (18.93)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................................      1.36%       1.38%
Net Expenses .................................................      1.36%       1.38%
Net Investment Loss ..........................................     (0.56)%     (0.25)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................................     1,204%      1,395%
Net Assets, End of Year (000's omitted) ......................    $19,801    $13,400

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 89


                                                                          Investor Class
                                                                ---------------------------------
                                                                         Health Care Fund
                                                                ---------------------------------
                                                                  Year        Year        Year
                                                                  Ended       Ended       Ended
                                                                March 31,   March 31,   March 31,
                                                                  2002        2001        2000
                                                                ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year ...........................   $ 11.25     $ 10.25     $ 11.45
                                                                 -------     -------     -------
Net Investment Loss+ .........................................      (.04)       (.05)       (.04)
Net Realized and Unrealized Gains (Losses) on Securities .....       .15        1.05       (1.15)
                                                                 -------     -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ................................................       .11        1.00       (1.19)
Distribution to Shareholders from:
   Net Realized Capital Gains ................................        --          --        (.01)
                                                                 -------     -------     -------
Net Increase (Decrease) in Net Asset Value ...................       .11        1.00       (1.20)
                                                                 -------     -------     -------
Net Asset Value--End of Year .................................   $ 11.36     $ 11.25     $ 10.25
                                                                 =======     =======     =======
Total Investment Return ......................................      0.98%       9.76%     (10.44)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................................      1.37%       1.55%       1.41%
Net Expenses .................................................      1.37%       1.54%       1.41%
Net Investment Loss ..........................................     (0.36)%     (0.39)%     (0.36)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .....................................        936%      1,399%      4,850%
Net Assets, End of Year (000's omitted) ......................    $20,567     $42,495     $30,729

90

                                                                   Investor Class
                                                               ---------------------
                                                                   Internet Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................   $ 20.43     $ 30.55
                                                               -------     -------
Net Investment Loss+ .......................................      (.41)       (.29)
Net Realized and Unrealized Gains (Losses) on Securities ...     15.64       (9.83)
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................     15.23      (10.12)
Distribution to Shareholders ...............................        --          --
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value .................     15.23      (10.12)
                                                               -------     -------
Net Asset Value--End of Period .............................   $ 35.66     $ 20.43
                                                               =======     =======
Total Investment Return ....................................     74.55%     (33.13)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.36%       1.38%
Net Expenses ...............................................      1.36%       1.38%
Net Investment Loss ........................................     (1.31)%     (1.34)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     1,340%      2,052%
Net Assets, End of Period (000's omitted) ..................   $15,292     $ 3,335

*    Since the commencement of operations:April 6, 2000.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the period ended March 31, 2001 have been restated to reflect a 1:20 reverse stock split effective April 20, 2001.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 91


                                                                    Investor Class
                                                                ---------------------
                                                                    Internet Fund
                                                                ---------------------
                                                                   Year      Period
                                                                  Ended       Ended
                                                                March 31,   March 31,
                                                                   2002      2001*++
                                                                ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................    $ 41.80     $ 200.00
                                                                -------     --------
Net Investment Loss+ .......................................       (.31)       (1.60)
Net Realized and Unrealized Gains (Losses) on Securities ...     (10.94)     (156.60)
                                                                -------     --------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................     (11.25)     (158.20)
Distribution to Shareholders ...............................         --           --
                                                                -------     --------
Net Increase (Decrease) in Net Asset Value .................     (11.25)     (158.20)
                                                                -------     --------
Net Asset Value--End of Period .............................    $ 30.55     $  41.80
                                                                =======     ========
Total Investment Return ....................................     (26.91)%     (79.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.21%        1.61%**
Net Expenses ...............................................       1.21%        1.61%**
Net Investment Loss ........................................      (1.15)%      (1.43)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................      2,186%       1,937%
Net Assets, End of Period (000's omitted) ..................    $ 3,124     $  1,625

92

                                                                   Investor Class
                                                               ---------------------
                                                                    Leisure Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year..........................   $ 17.88      $ 24.00
                                                               -------      -------
Net Investment Income (Loss)+...............................      (.06)        (.15)
Net Realized and Unrealized Gains (Losses) on Securities....      9.84        (5.97)
                                                               -------      -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations...............................................      9.78        (6.12)
Distribution to Shareholders from:
   Net Realized Capital Gains...............................        --           --
                                                               -------      -------
Net Increase (Decrease) in Net Asset Value..................      9.78        (6.12)
                                                               -------      -------
Net Asset Value--End of Year................................   $ 27.66      $ 17.88
                                                               =======      =======
Total Investment Return.....................................     54.70%      (25.50)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses..............................................      1.36%        1.38%
Net Expenses................................................      1.36%        1.38%
Net Investment Income (Loss)................................     (0.31)%      (0.65)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*....................................     1,870%       3,179%
Net Assets, End of Year (000's omitted).....................   $25,030      $ 2,325

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the years ended March 31, 2000 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 93


                                                                        Investor Class
                                                              ---------------------------------
                                                                         Leisure Fund
                                                              ---------------------------------
                                                                 Year        Year        Year
                                                                Ended       Ended       Ended
                                                              March 31,   March 31,   March 31,
                                                                2002++      2001++      2000++
                                                              ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year..........................  $ 25.56     $ 33.30      $33.63
                                                              -------     -------      ------
Net Investment Income (Loss)+...............................     (.33)       (.36)        .09
Net Realized and Unrealized Gains (Losses) on Securities....    (1.23)      (7.38)       (.12)
                                                              -------     -------      ------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations...............................................    (1.56)      (7.74)       (.03)
Distribution to Shareholders from:
   Net Realized Capital Gains...............................       --          --        (.30)
                                                              -------     -------      ------
Net Increase (Decrease) in Net Asset Value..................    (1.56)      (7.74)       (.33)
                                                              -------     -------      ------
Net Asset Value--End of Year................................  $ 24.00     $ 25.56      $33.30
                                                              =======     =======      ======
Total Investment Return.....................................    (6.10)%    (23.24)%     (0.07)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses..............................................     1.57%       1.55%       1.58%
Net Expenses................................................     1.57%       1.55%       1.58%
Net Investment Income (Loss)................................    (1.27)%     (1.18)%      0.30%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*....................................    2,609%      2,756%      5,734%
Net Assets, End of Year (000's omitted).....................  $11,443     $ 1,277      $5,563

94

                                                                   Investor Class
                                                               ----------------------
                                                                Precious Metals Fund
                                                               ----------------------
                                                                   Year        Year
                                                                  Ended       Ended
                                                                March 31,   March 31,
                                                                  2004         2003
                                                               ----------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $  26.78     $ 27.90
                                                               --------     -------
Net Investment Income (Loss)+ ..............................       (.12)        .03
Net Realized and Unrealized Gains (Losses) on Securities ...      17.67       (1.15)
                                                               --------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      17.55       (1.12)
Distribution to Shareholders from:
   Net Investment Income ...................................       (.01)         --
                                                               --------     -------
Net Increase (Decrease) in Net Asset Value .................      17.54       (1.12)
                                                               --------     -------
Net Asset Value--End of Year ...............................   $  44.32     $ 26.78
                                                               ========     =======
Total Investment Return ....................................      65.53%      (4.01)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.26%       1.27%
Net Expenses ...............................................       1.26%       1.27%
Net Investment Income (Loss) ...............................      (0.32)%      0.09%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................        550%        744%
Net Assets, End of Year (000's omitted) ....................   $236,961     $75,185

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the year.

++ Per share amounts for the year ended March 31, 2000 have been restated to reflect a 1:5 reverse stock split effective April 14, 2000.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 95


                                                                       Investor Class
                                                             ---------------------------------
                                                                    Precious Metals Fund
                                                             ---------------------------------
                                                                Year        Year        Year
                                                               Ended       Ended       Ended
                                                             March 31,   March 31,   March 31,
                                                                2002        2001       2000++
                                                             ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................  $ 17.73    $ 18.80     $ 20.95
                                                              -------    -------     -------
Net Investment Income (Loss)+ ..............................      .01        .05        (.10)
Net Realized and Unrealized Gains (Losses) on Securities ...    10.30      (1.12)      (2.05)
                                                              -------    -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................    10.31      (1.07)      (2.15)
Distribution to Shareholders from:
   Net Investment Income ...................................     (.14)        --          --
                                                              -------    -------     -------
Net Increase (Decrease) in Net Asset Value .................    10.17      (1.07)      (2.15)
                                                              -------    -------     -------
Net Asset Value--End of Year ...............................  $ 27.90    $ 17.73      $18.80
                                                              =======    =======     =======
Total Investment Return ....................................    58.44%     (5.69)%    (10.26)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................     1.39%      1.18%       1.23%
Net Expenses ...............................................     1.39%      1.17%       1.23%
Net Investment Income (Loss) ...............................     0.07%      0.30%      (0.34)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      839%       822%      1,004%
Net Assets, End of Year (000's omitted) ....................  $59,625    $25,096     $37,780

96

                                                                   Investor Class
                                                               ---------------------
                                                                   Retailing Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $  8.00     $ 11.12
                                                               -------     -------
Net Investment Income (Loss)+ ..............................      (.08)       (.07)
Net Realized and Unrealized Gains (Losses) on Securities ...      3.82       (3.05)
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      3.74       (3.12)
Distribution to Shareholders from:
   Net Realized Capital Gains ..............................        --          --
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value .................      3.74       (3.12)
                                                               -------     -------
Net Asset Value--End of Year ...............................   $ 11.74     $  8.00
                                                               =======     =======
Total Investment Return ....................................     46.75%     (28.06)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.35%       1.38%
Net Expenses ...............................................      1.35%       1.38%
Net Investment Income (Loss) ...............................     (0.78)%     (0.82)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,825%      3,788%
Net Assets, End of Year (000's omitted) ....................   $11,738     $ 2,964

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 97


                                                                         Investor Class
                                                               ---------------------------------
                                                                         Retailing Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                  2002        2001        2000
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 10.29     $ 13.22     $ 13.54
                                                               -------     -------     -------
Net Investment Income (Loss)+ ..............................      (.10)       (.09)        .02
Net Realized and Unrealized Gains (Losses) on Securities ...       .93       (2.84)       (.23)
                                                               -------     -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       .83       (2.93)       (.21)
Distribution to Shareholders from:
   Net Realized Capital Gains ..............................        --          --        (.11)
                                                               -------     -------     -------
Net Increase (Decrease) in Net Asset Value .................       .83       (2.93)       (.32)
                                                               -------     -------     -------
Net Asset Value--End of Year ...............................   $ 11.12     $ 10.29     $ 13.22
                                                               =======     =======     =======
Total Investment Return ....................................      8.07%     (22.16)%     (1.51)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.44%       1.51%       1.44%
Net Expenses ...............................................      1.44%       1.50%       1.44%
Net Investment Income (Loss) ...............................     (0.92)%     (0.78)%      0.16%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     2,030%      3,062%      2,537%
Net Assets, End of Year (000's omitted) ....................   $21,667     $33,228     $81,097

98

                                                                  Investor Class
                                                               ---------------------
                                                                  Technology Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $  7.11     $ 11.00
                                                                -------     -------
Net Investment Loss+ .......................................       (.11)       (.09)
Net Realized and Unrealized Gains (Losses) on Securities ...       4.40       (3.80)
                                                                -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       4.29       (3.89)
Distribution to Shareholders ...............................         --          --
                                                                -------     -------
Net Increase (Decrease) in Net Asset Value .................       4.29       (3.89)
                                                                -------     -------
Net Asset Value--End of Year ...............................    $ 11.40     $  7.11
                                                                =======     =======
Total Investment Return ....................................      60.34%     (35.36)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.36%       1.38%
Net Expenses ...............................................       1.36%       1.38%
Net Investment Loss ........................................      (1.07)%     (1.13)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,853%      1,938%
Net Assets, End of Year (000's omitted) ....................    $17,114     $ 8,348

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 99


                                                                         Investor Class
                                                               ---------------------------------
                                                                        Technology Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                  2002        2001        2000
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $ 12.70     $ 31.59     $ 17.02
                                                                -------     -------     -------
Net Investment Loss+ .......................................       (.15)       (.24)       (.19)
Net Realized and Unrealized Gains (Losses) on Securities ...      (1.55)     (18.65)      14.76
                                                                -------     -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      (1.70)     (18.89)      14.57
Distribution to Shareholders ...............................         --          --          --
                                                                -------     -------     -------
Net Increase (Decrease) in Net Asset Value .................      (1.70)     (18.89)      14.57
                                                                -------     -------     -------
Net Asset Value--End of Year ...............................    $ 11.00     $ 12.70     $ 31.59
                                                                =======     =======     =======
Total Investment Return ....................................     (13.39)%    (59.80)%     85.61%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.44%       1.30%       1.41%
Net Expenses ...............................................       1.44%       1.30%       1.40%
Net Investment Loss ........................................      (1.21)%     (1.01)%     (0.85)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,017%      2,202%      4,929%
Net Assets, End of Year (000's omitted) ....................    $35,815     $26,660     $90,002

100

                                                                    Investor Class
                                                               -----------------------
                                                               Telecommunications Fund
                                                               -----------------------
                                                                   Year        Year
                                                                  Ended       Ended
                                                                March 31,   March 31,
                                                                   2004       2003++
                                                                ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................     $ 10.05    $ 15.12
                                                                 -------    -------
Net Investment Income (Loss)+ ..............................          --        .06
Net Realized and Unrealized Gains (Losses) on Securities ...        5.48      (5.13)
                                                                 -------    -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................        5.48      (5.07)
Distribution to Shareholders from:
   Net Investment Income ...................................        (.05)        --
   Net Realized Capital Gains ..............................          --         --
                                                                 -------    -------
Net Increase (Decrease) in Net Asset Value .................        5.43      (5.07)
                                                                 -------    -------
Net Asset Value--End of Year ...............................     $ 15.48    $ 10.05
                                                                 =======    =======
Total Investment Return ....................................       54.59%    (33.53)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................        1.37%      1.38%
Net Expenses ...............................................        1.37%      1.38%
Net Investment Income (Loss) ...............................        0.01%      0.46%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................       1,506%     2,431%
Net Assets, End of Year (000's omitted) ....................     $14,406    $ 9,152

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the years ended March 31, 2000 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April
     21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 101


                                                                         Investor Class
                                                               ---------------------------------
                                                                    Telecommunications Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                 2002++      2001++      2000++
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 24.03     $ 61.17     $ 39.09
                                                               -------     -------     -------
Net Investment Income (Loss)+ ..............................      (.12)       (.30)       (.30)
Net Realized and Unrealized Gains (Losses) on Securities ...     (8.70)     (36.84)      22.41
                                                               -------     -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................     (8.82)     (37.14)      22.11
Distribution to Shareholders from:
   Net Investment Income ...................................        --          --          --
   Net Realized Capital Gains ..............................      (.09)         --        (.03)
                                                               -------     -------     -------
Net Increase (Decrease) in Net Asset Value .................     (8.91)     (37.14)      22.08
                                                               -------     -------     -------
Net Asset Value--End of Year ...............................   $ 15.12     $ 24.03     $ 61.17
                                                               =======     =======     =======
Total Investment Return ....................................    (36.84)%    (60.72)%     56.54%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.51%       1.37%       1.50%
Net Expenses ...............................................      1.51%       1.37%       1.49%
Net Investment Income (Loss) ...............................     (0.60)%     (0.65)%     (0.59)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,192%      1,273%      1,555%
Net Assets, End of Year (000's omitted) ....................   $ 4,530     $ 9,924     $66,904

102

                                                                   Investor Class
                                                               ---------------------
                                                                Transportation Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $15.03     $ 20.85
                                                                ------     -------
Net Investment Loss+ .......................................      (.06)       (.12)
Net Realized and Unrealized Gains (Losses) on Securities ...      3.87       (5.70)
                                                                ------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      3.81       (5.82)
Distribution to Shareholders ...............................        --          --
                                                                ------     -------
Net Increase (Decrease) in Net Asset Value .................      3.81       (5.82)
                                                                ------     -------
Net Asset Value--End of Year ...............................    $18.84     $ 15.03
                                                                ======     =======
Total Investment Return ....................................     25.35%     (27.91)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.36%       1.40%
Net Expenses ...............................................      1.36%       1.40%
Net Investment Loss ........................................     (0.34)%     (0.70)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,624%      2,786%
Net Assets, End of Year (000's omitted) ....................    $3,792     $   960

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the years ended March 31, 2000 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 103


                                                                         Investor Class
                                                               ---------------------------------
                                                                      Transportation Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                 2002++      2001++      2000++
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 19.26      $18.72     $ 23.97
                                                               -------      ------     -------
Net Investment Loss+ .......................................      (.09)         --        (.21)
Net Realized and Unrealized Gains (Losses) on Securities ...      1.68         .54       (5.04)
                                                               -------      ------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      1.59         .54       (5.25)
Distribution to Shareholders ...............................        --          --          --
                                                               -------      ------     -------
Net Increase (Decrease) in Net Asset Value .................      1.59         .54       (5.25)
                                                               -------      ------     -------
Net Asset Value--End of Year ...............................   $ 20.85      $19.26     $ 18.72
                                                               =======      ======     =======
Total Investment Return ....................................      8.26%       2.88%     (21.90)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.56%       1.55%       1.97%
Net Expenses ...............................................      1.56%       1.54%       1.96%
Net Investment Loss ........................................     (0.51)%     (0.05)%     (0.92)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,704%      1,293%      1,970%
Net Assets, End of Year (000's omitted) ....................   $18,215      $8,246     $18,501

104

                                                                   Investor Class
                                                               ---------------------
                                                                   Utilities Fund
                                                               ---------------------
                                                                 Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................    $ 16.38     $ 25.44
                                                                -------     -------
Net Investment Income+ .....................................        .45         .60
Net Realized and Unrealized Gains (Losses) on Securities ...       4.71       (9.12)
                                                                -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       5.16       (8.52)
Distribution to Shareholders from:
   Net Investment Income ...................................       (.97)       (.54)
                                                                -------     -------
Net Increase (Decrease) in Net Asset Value .................       4.19       (9.06)
                                                                -------     -------
Net Asset Value--End of Period .............................    $ 20.57     $ 16.38
                                                                =======     =======
Total Investment Return ....................................      32.11%     (33.55)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.35%       1.39%
Net Expenses ...............................................       1.35%       1.39%
Net Investment Income ......................................       2.50%       3.24%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................      1,609%      3,158%
Net Assets, End of Period (000's omitted) ..................    $19,170     $ 9,978

*    Since the commencement of operations:April 3, 2000.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the periods ended March 31, 2001 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 105


                                                                    Investor Class
                                                               -----------------------
                                                                    Utilities Fund
                                                               -----------------------
                                                                  Year        Period
                                                                 Ended        Ended
                                                               March 31,    March 31,
                                                                2002++       2001*++
                                                               ---------   -----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................   $ 35.52      $ 30.00
                                                               -------      -------
Net Investment Income+ .....................................       .60          .54
Net Realized and Unrealized Gains (Losses) on Securities ...     (9.12)        4.98
                                                               -------      -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................     (8.52)        5.52
Distribution to Shareholders from:
   Net Investment Income ...................................     (1.56)          --
                                                               -------      -------
Net Increase (Decrease) in Net Asset Value .................    (10.08)        5.52
                                                               -------      -------
Net Asset Value--End of Period .............................   $ 25.44      $ 35.52
                                                               =======      =======
Total Investment Return ....................................    (24.07)%      18.40%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.54%        1.59%**
Net Expenses ...............................................      1.54%        1.59%**
Net Investment Income ......................................      2.00%        1.65%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     2,418%       1,591%
Net Assets, End of Period (000's omitted) ..................   $26,539      $15,566

106

                                                                    Advisor Class
                                                               ---------------------
                                                                    Banking Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $ 7.06      $  8.41
                                                                ------      -------
Net Investment Income+ .....................................       .09          .07
Net Realized and Unrealized Gains (Losses) on Securities ...      2.78        (1.21)
                                                                ------      -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      2.87        (1.14)
Distribution to Shareholders from:
   Net Investment Income ...................................      (.08)        (.21)
                                                                ------      -------
Net Increase (Decrease) in Net Asset Value .................      2.79        (1.35)
                                                                ------      -------
Net Asset Value--End of Year ...............................    $ 9.85      $  7.06
                                                                ======      =======
Total Investment Return ....................................     40.67%      (13.73)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.86%        1.89%
Net Expenses ...............................................      1.86%        1.89%
Net Investment Income ......................................      1.04%        0.91%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,435%       1,495%
Net Assets, End of Year (000's omitted) ....................    $3,712      $   390

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 107


                                                                         Advisor Class
                                                               ---------------------------------
                                                                         Banking Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                  2002        2001        2000
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $  8.13     $  7.24    $  8.74
                                                                -------     -------    -------
Net Investment Income+ .....................................        .08         .13        .01
Net Realized and Unrealized Gains (Losses) on Securities ...        .49         .76      (1.51)
                                                                -------     -------    -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................        .57         .89      (1.50)
Distribution to Shareholders from:
   Net Investment Income ...................................       (.29)         --         --
                                                                -------     -------    -------
Net Increase (Decrease) in Net Asset Value .................        .28         .89      (1.50)
                                                                -------     -------    -------
Net Asset Value--End of Year ...............................    $  8.41     $  8.13    $  7.24
                                                                =======     =======    =======
Total Investment Return ....................................       7.44%      12.29%    (17.16)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.91%       1.73%      2.06%
Net Expenses ...............................................       1.91%       1.73%      2.05%
Net Investment Income ......................................       0.95%       1.68%      0.07%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,292%      1,394%     3,829%
Net Assets, End of Year (000's omitted) ....................    $23,281     $20,378    $17,872

108

                                                                   Advisor Class
                                                               ---------------------
                                                                Basic Materials Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $ 16.89     $23.91
                                                                -------     ------
Net Investment Income (Loss)+ ..............................        .02       (.06)
Net Realized and Unrealized Gains (Losses) on Securities ...       8.07      (6.93)
                                                                -------     ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................       8.09      (6.99)
Distribution to Shareholders from:
   Net Investment Income ...................................       (.13)      (.03)
                                                                -------     ------
Net Increase (Decrease) in Net Asset Value .................       7.96      (7.02)
                                                                -------     ------
Net Asset Value--End of Year ...............................    $ 24.85     $16.89
                                                                =======     ======
Total Investment Return ....................................      47.99%    (29.24)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.87%      1.89%
Net Expenses ...............................................       1.87%      1.89%
Net Investment Income (Loss) ...............................       0.09%     (0.23)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,669%     1,943%
Net Assets, End of Year (000's omitted) ....................    $13,483     $2,419

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the years ended March 31, 2000 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April
     21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 109


                                                                           Advisor Class
                                                               ---------------------------------
                                                                      Basic Materials Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                 2002++      2001++      2000++
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $ 20.79    $ 23.79      $23.16
                                                                -------    -------      ------
Net Investment Income (Loss)+ ..............................        .15        .15        (.03)
Net Realized and Unrealized Gains (Losses) on Securities ...       3.24      (3.15)        .66
                                                                -------    -------      ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................       3.39      (3.00)        .63
Distribution to Shareholders from:
   Net Investment Income ...................................       (.27)        --          --
                                                                -------    -------      ------
Net Increase (Decrease) in Net Asset Value .................       3.12      (3.00)        .63
                                                                -------    -------      ------
Net Asset Value--End of Year ...............................    $ 23.91    $ 20.79      $23.79
                                                                =======    =======      ======
Total Investment Return ....................................      16.36%    (12.61)%      2.72%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       2.00%      2.08%       2.01%
Net Expenses ...............................................       2.00%      2.07%       2.00%
Net Investment Income (Loss) ...............................       0.65%      0.71%      (0.10)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,523%     2,600%      3,641%
Net Assets, End of Year (000's omitted) ....................    $30,839    $   238      $5,082

110

                                                                   Advisor Class
                                                               ---------------------
                                                                 Biotechnology Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 13.35     $ 20.36
                                                               -------     -------
Net Investment Loss+ .......................................      (.32)       (.25)
Net Realized and Unrealized Gains (Losses) on Securities ...      6.83       (6.76)
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      6.51       (7.01)
Distribution to Shareholders from:
   Net Realized Capital Gain ...............................        --          --
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value .................      6.51       (7.01)
                                                               -------     -------
Net Asset Value--End of Year ...............................   $ 19.86     $ 13.35
                                                               =======     =======
Total Investment Return ....................................     48.76%     (34.43)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.84%       1.88%
Net Expenses ...............................................      1.84%       1.88%
Net Investment Loss ........................................     (1.79)%     (1.82)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................       548%        477%
Net Assets, End of Year (000's omitted) ....................   $12,708     $24,280

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 111


                                                                          Advisor Class
                                                               ---------------------------------
                                                                       Biotechnology Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                  2002        2001        2000
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 21.25     $ 28.46     $ 12.66
                                                               -------     -------     -------
Net Investment Loss+ .......................................      (.40)       (.49)       (.44)
Net Realized and Unrealized Gains (Losses) on Securities ...      (.49)      (6.72)      16.28
                                                               -------     -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      (.89)      (7.21)      15.84
Distribution to Shareholders from:
   Net Realized Capital Gain ...............................        --          --        (.04)
                                                               -------     -------     -------
Net Increase (Decrease) in Net Asset Value .................      (.89)      (7.21)      15.80
                                                               -------     -------     -------
Net Asset Value--End of Year ...............................   $ 20.36     $ 21.25     $ 28.46
                                                               =======     =======     =======
Total Investment Return ....................................     (4.19)%    (25.33)%    125.34%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.72%       1.74%       1.93%
Net Expenses ...............................................      1.72%       1.73%       1.92%
Net Investment Loss ........................................     (1.69)%     (1.68)%     (1.96)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................       390%        305%        699%
Net Assets, End of Year (000's omitted) ....................   $20,931     $25,739     $45,757

112

                                                                   Advisor Class
                                                               ----------------------
                                                               Consumer Products Fund
                                                               ----------------------
                                                                   Year        Year
                                                                  Ended       Ended
                                                                March 31,   March 31,
                                                                   2004      2003++
                                                                ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $ 20.46     $ 24.69
                                                                -------     -------
Net Investment Income (Loss)+ ..............................       (.04)       (.03)
Net Realized and Unrealized Gains (Losses) on Securities ...       7.62       (4.08)
                                                                -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       7.58       (4.11)
Distribution to Shareholders from:
   Net Investment Income ...................................       (.05)       (.12)
   Net Realized Capital Gain ...............................         --          --
                                                                -------     -------
Net Increase (Decrease) in Net Asset Value .................       7.53       (4.23)
                                                                -------     -------
Net Asset Value--End of Year ...............................    $ 27.99     $ 20.46
                                                                =======     =======
Total Investment Return ....................................      37.10%     (16.64)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.86%       1.89%
Net Expenses ...............................................       1.86%       1.89%
Net Investment Income (Loss) ...............................      (0.18)%     (0.09)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................        914%      1,205%
Net Assets, End of Year (000's omitted) ....................    $13,357     $ 3,120

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the years ended March 31, 2000 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April
     21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 113


                                                                          Advisor Class
                                                               ---------------------------------
                                                                    Consumer Products Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                2002++       2001++     2000++
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $ 21.24    $ 22.50     $ 29.10
                                                                -------    -------     -------
Net Investment Income (Loss)+ ..............................        .03         --        (.24)
Net Realized and Unrealized Gains (Losses) on Securities ...       3.48      (1.26)      (5.31)
                                                                -------    -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       3.51      (1.26)      (5.55)
Distribution to Shareholders from:
   Net Investment Income ...................................       (.06)        --          --
   Net Realized Capital Gain ...............................         --         --       (1.05)
                                                                 ------    -------     -------
Net Increase (Decrease) in Net Asset Value .................       3.45      (1.26)      (6.60)
                                                                 ------    -------     -------
Net Asset Value--End of Year ...............................    $ 24.69    $ 21.24     $ 22.50
                                                                =======    =======     =======
Total Investment Return ....................................      16.52%     (5.60)%    (19.76)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       2.02%      1.85%       2.13%
Net Expenses ...............................................       2.02%      1.84%       2.13%
Net Investment Income (Loss) ...............................       0.18%      0.02%      (1.01)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................        890%     1,907%      5,466%
Net Assets, End of Year (000's omitted) ....................    $33,201    $18,104     $ 3,135

114

                                                                   Advisor Class
                                                               ---------------------
                                                                  Electronics Fund
                                                               ---------------------
                                                                 Year        Year
                                                                Ended       Ended
                                                               March 31,   March 31,
                                                                 2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $ 7.87      $ 16.62
                                                                ------      -------
Net Investment Loss+ .......................................      (.21)        (.16)
Net Realized and Unrealized Gains (Losses) on Securities ...      5.36        (8.59)
                                                                ------      -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      5.15        (8.75)

Distribution to Shareholders from:
Net Realized Capital Gain ..................................        --           --
                                                                ------      -------
Net Increase (Decrease) in Net Asset Value .................      5.15        (8.75)
                                                                ------      -------
Net Asset Value--End of Year ...............................    $13.02      $  7.87
                                                                ======      =======
Total Investment Return ....................................     65.44%      (52.65)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.85%        1.87%
Net Expenses ...............................................      1.85%        1.87%
Net Investment Loss ........................................     (1.70)%      (1.72)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,359%       2,413%
Net Assets, End of Year (000's omitted) ....................    $3,341      $ 7,389

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 115


                                                                         Advisor Class
                                                               ---------------------------------
                                                                       Electronics Fund
                                                               ---------------------------------
                                                                 Year        Year        Year
                                                                Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                 2002        2001        2000
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $16.28      $ 39.66     $ 13.96
                                                                ------      -------     -------
Net Investment Loss+ .......................................      (.26)        (.58)       (.35)
Net Realized and Unrealized Gains (Losses) on Securities ...       .60       (22.62)      26.05
                                                                ------      -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       .34       (23.20)      25.70

Distribution to Shareholders from:                                  --         (.18)         --
Net Realized Capital Gain ..................................    ------      -------     -------
                                                                   .34       (23.38)      25.70
Net Increase (Decrease) in Net Asset Value .................    ------      -------     -------

Net Asset Value--End of Year ...............................    $16.62      $ 16.28     $ 39.66
                                                                ======      =======     =======
Total Investment Return ....................................      2.09%      (58.68)%    184.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.75%        1.87%       1.76%
Net Expenses ...............................................      1.75%        1.86%       1.75%
Net Investment Loss ........................................     (1.50)%      (1.74)%     (1.51)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,279%         705%      1,162%
Net Assets, End of Year (000's omitted) ....................    $9,528      $ 7,325     $25,034

116

                                                                   Advisor Class
                                                               ---------------------
                                                                    Energy Fund
                                                               ---------------------
                                                                 Year        Year
                                                                Ended       Ended
                                                               March 31,   March 31,
                                                                 2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................     $ 8.63     $ 11.09
                                                                 ------     -------
Net Investment Income (Loss)+ ..............................       (.03)         --
Net Realized and Unrealized Gains (Losses) on Securities ...       3.11       (2.45)
                                                                 ------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       3.08       (2.45)

Distribution to Shareholders from:
   Net Investment Income ...................................       (.03)       (.01)
                                                                 ------     -------
Net Increase (Decrease) in Net Asset Value .................       3.05       (2.46)
                                                                 ------     -------
Net Asset Value--End of Year ...............................     $11.68     $  8.63
                                                                 ======     =======
Total Investment Return ....................................      35.79%     (22.13)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.92%       1.88%
Net Expenses ...............................................       1.92%       1.88%
Net Investment Income (Loss) ...............................      (0.25)%     (0.03)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................        913%      1,362%
Net Assets, End of Year (000's omitted) ....................     $4,895     $ 7,039

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 117


                                                                         Advisor Class
                                                               ---------------------------------
                                                                          Energy Fund
                                                               ---------------------------------
                                                                 Year        Year        Year
                                                                Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                 2002        2001        2000
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $11.33       $10.84     $ 9.01
                                                                ------       ------     ------
Net Investment Income (Loss)+ ..............................       .05         (.03)       .15
Net Realized and Unrealized Gains (Losses) on Securities ...      (.19)         .52       1.68
                                                                ------       ------     ------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      (.14)         .49       1.83

Distribution to Shareholders from:                                (.10)          --         --
   Net Investment Income ...................................    ------       ------     ------
                                                                  (.24)         .49       1.83
Net Increase (Decrease) in Net Asset Value .................    ------       ------     ------

Net Asset Value--End of Year ...............................    $11.09       $11.33     $10.84
                                                                ======       ======     ======
Total Investment Return ....................................     (1.14)%       4.52%     20.31%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.80%        2.11%      2.06%
Net Expenses ...............................................      1.80%        2.11%      2.05%
Net Investment Income (Loss) ...............................      0.42%       (0.26)%     1.45%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,502%       1,707%     2,854%
Net Assets, End of Year (000's omitted) ....................    $9,621       $4,269     $4,432

118

                                                                   Advisor Class
                                                               ---------------------
                                                                Energy Service Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 17.01     $ 22.08
                                                               -------     -------
Net Investment Loss+ .......................................      (.27)       (.24)
Net Realized and Unrealized Gains (Losses) on Securities ...      4.44       (4.83)
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................      4.17       (5.07)
Distribution to Shareholders ...............................        --          --
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value .................      4.17       (5.07)
                                                               -------     -------
Net Asset Value--End of Year ...............................   $ 21.18     $ 17.01
                                                               =======     =======
Total Investment Return ....................................     24.51%     (22.96)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.87%       1.88%
Net Expenses ...............................................      1.87%       1.88%
Net Investment Loss ........................................     (1.39)%     (1.26)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,009%        971%
Net Assets, End of Year (000's omitted) ....................   $25,302     $ 1,961

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the years ended March 31, 2000 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April
     21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 119

                                                                         Advisor Class
                                                               ---------------------------------
                                                                      Energy Services Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                 2002++      2001++      2000++
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 26.97      $27.69     $ 18.03
                                                               -------      ------     -------
Net Investment Loss+ .......................................      (.27)       (.33)       (.33)
Net Realized and Unrealized Gains (Losses) on Securities ...     (4.62)       (.39)       9.99
                                                               -------      ------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................     (4.89)       (.72)       9.66
Distribution to Shareholders ...............................        --          --          --
                                                               -------      ------     -------
Net Increase (Decrease) in Net Asset Value .................     (4.89)       (.72)       9.66
                                                               -------      ------     -------

Net Asset Value--End of Year ...............................   $ 22.08      $26.97     $ 27.69
                                                               =======      ======     =======
Total Investment Return ....................................    (18.13)%     (2.60)%     53.58%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.97%       1.74%       2.20%
Net Expenses ...............................................      1.97%       1.73%       2.20%
Net Investment Loss ........................................     (1.21)%     (1.17)%     (1.49)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................       949%        944%      1,794%
Net Assets, End of Year (000's omitted) ....................   $22,051      $2,879     $34,524

120

                                                                    Advisor Class
                                                               -----------------------
                                                               Financial Services Fund
                                                               -----------------------
                                                                   Year        Year
                                                                  Ended       Ended
                                                                March 31,   March 31,
                                                                   2004        2003
                                                                ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................     $  7.57    $ 10.08
                                                                 -------    -------
Net Investment Income (Loss)+ ..............................         .04        .03
Net Realized and Unrealized Gains (Losses) on Securities ...        3.32      (2.52)
                                                                 -------    -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................        3.36      (2.49)

Distribution to Shareholders from:
   Net Investment Income ...................................        (.04)      (.02)
   Net Realized Capital Gain ...............................          --         --
                                                                 -------    -------
Net Increase (Decrease) in Net Asset Value .................        3.32      (2.51)
                                                                 -------    -------
Net Asset Value--End of Year ...............................     $ 10.89    $  7.57
                                                                 =======    =======
Total Investment Return ....................................       44.45%    (24.74)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................        1.86%      1.88%
Net Expenses ...............................................        1.86%      1.88%
Net Investment income Loss .................................        0.39%      0.35%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................       1,200%     2,336%
Net Assets, End of Year (000's omitted) ....................     $40,885    $15,074

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 121


                                                                         Advisor Class
                                                               ---------------------------------
                                                                     Financial Services Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                  2002        2001        2000
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $  9.89      $  9.42    $   9.95
                                                               -------      -------    --------
Net Investment Income (Loss)+ ..............................      (.01)         .01        (.05)
Net Realized and Unrealized Gains (Losses) on Securities ...       .30          .46        (.47)
                                                               -------      -------    --------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       .29          .47        (.52)

Distribution to Shareholders from:
   Net Investment Income ...................................      (.10)          --          --
   Net Realized Capital Gain ...............................        --           --        (.01)
                                                               -------      -------    --------
Net Increase (Decrease) in Net Asset Value .................       .19          .47        (.53)
                                                               -------      -------    --------
Net Asset Value--End of Year ...............................   $ 10.08      $  9.89    $   9.42
                                                               =======      =======    ========
Total Investment Return ....................................      3.02%        4.99%      (5.19)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      2.02%        1.74%       2.29%
Net Expenses ...............................................      2.02%        1.73%       2.28%
Net Investment income Loss .................................     (0.08)%       0.05%      (0.64)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,110%       1,271%      2,770%
Net Assets, End of Year (000's omitted) ....................   $40,968      $30,627    $129,760

122

                                                                   Advisor Class
                                                               ---------------------
                                                                  Health Care Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $  8.97     $ 11.11
                                                               -------     -------
Net Investment Loss+ .......................................      (.12)       (.06)
Net Realized and Unrealized Gains (Losses) on Securities ...      3.26       (2.08)
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      3.14       (2.14)

Distribution to Shareholders from:
   Net Realized Capital Gains ..............................        --          --
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value .................      3.14       (2.14)
                                                               -------     -------
Net Asset Value--End of Year ...............................   $ 12.11     $  8.97
                                                               =======     =======
Total Investment Return ....................................     35.01%     (19.26)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.85%       1.88%
Net Expenses ...............................................      1.85%       1.88%
Net Investment Loss ........................................     (1.05)%     (0.66)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,204%      1,395%
Net Assets, End of Year (000's omitted) ....................   $27,102     $23,127

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 123


                                                                         Advisor Class
                                                               ---------------------------------
                                                                        Health Care Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                  2002        2001        2000
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 11.06     $ 10.12     $ 11.37
                                                               -------     -------     -------
Net Investment Loss+ .......................................      (.09)       (.11)       (.15)
Net Realized and Unrealized Gains (Losses) on Securities ...       .14        1.05       (1.09)
                                                               -------     -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       .05         .94       (1.24)

Distribution to Shareholders from:
   Net Realized Capital Gains ..............................        --          --        (.01)
                                                               -------     -------     -------
Net Increase (Decrease) in Net Asset Value .................       .05         .94       (1.25)
                                                               -------     -------     -------
Net Asset Value--End of Year ...............................   $ 11.11     $ 11.06     $ 10.12
                                                               =======     =======     =======
Total Investment Return ....................................      0.45%       9.29%     (10.95)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.85%       2.05%       2.16%
Net Expenses ...............................................      1.85%       2.04%       2.15%
Net Investment Loss ........................................     (0.81)%     (0.98)%     (1.51)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................       936%      1,399%      4,850%
Net Assets, End of Year (000's omitted) ....................   $29,504     $24,444     $ 1,741

124

                                                                   Advisor Class
                                                               ---------------------
                                                                   Internet Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................   $ 20.05     $ 30.18
                                                               -------     -------
Net Investment Loss+ .......................................      (.54)       (.40)
Net Realized and Unrealized Gains (Losses) on Securities ...     15.34       (9.73)
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................     14.80      (10.13)
Distribution to Shareholders ...............................        --          --
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value .................     14.80      (10.13)
                                                               -------     -------
Net Asset Value--End of Period .............................   $ 34.85     $ 20.05
                                                               =======     =======
Total Investment Return ....................................     73.82%     (33.57)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.86%       1.82%
Net Expenses ...............................................      1.86%       1.82%
Net Investment Loss ........................................     (1.81)%     (1.79)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     1,340%      2,052%
Net Assets, End of Period (000's omitted) ..................   $12,090     $   717

*    Since the commencement of operations: April 6, 2000.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for period ended March 31, 2001 have been restated to reflect a 1:20 reverse stock split effective April 20, 2001.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 125


                                                                   Advisor Class
                                                               ---------------------
                                                                   Internet Fund
                                                               ---------------------
                                                                  Year       Period
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2002      2001*++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................   $ 41.60     $ 200.00
                                                               -------     --------
Net Investment Loss+ .......................................      (.64)       (2.80)
Net Realized and Unrealized Gains (Losses) on Securities ...    (10.78)     (155.60)
                                                               -------     --------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................    (11.42)     (158.40)
Distribution to Shareholders ...............................        --           --
                                                               -------     --------
Net Increase (Decrease) in Net Asset Value .................    (11.42)     (158.40)
                                                               -------     --------
Net Asset Value--End of Period .............................   $ 30.18     $  41.60
                                                               =======     ========
Total Investment Return ....................................    (27.45)%     (79.20)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.74%        2.09%**
Net Expenses ...............................................      1.74%        2.08%**
Net Investment Loss ........................................     (1.68)%      (2.00)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     2,186%       1,937%
Net Assets, End of Period (000's omitted) ..................   $   396     $    201

126

                                                                   Advisor Class
                                                               ---------------------
                                                                    Leisure Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 17.37     $ 23.34
                                                               -------     -------
Net Investment Loss+ .......................................      (.23)       (.39)
Net Realized and Unrealized Gains (Losses) on
   Securities ..............................................      9.60       (5.58)
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      9.37       (5.97)

Distribution to Shareholders from:
   Net Realized Capital Gains ..............................        --          --
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value .................      9.37       (5.97)
                                                               -------     -------
Net Asset Value--End of Year ...............................   $ 26.74     $ 17.37
                                                               =======     =======
Total Investment Return ....................................     53.94%     (25.58)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.86%       1.90%
Net Expenses ...............................................      1.86%       1.90%
Net Investment Loss ........................................     (1.06)%     (1.68)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,870%      3,179%
Net Assets, End of Year (000's omitted) ....................   $39,789     $ 3,592

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the years ended March 31, 2000 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 127


                                                                         Advisor Class
                                                               ---------------------------------
                                                                          Leisure Fund
                                                               ---------------------------------
                                                                 Year         Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                 2002++      2001++      2000++
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $24.93     $ 32.82     $ 33.48
                                                                ------     -------     -------
Net Investment Loss+ .......................................      (.51)       (.51)       (.42)
Net Realized and Unrealized Gains (Losses) on
   Securities ..............................................     (1.08)      (7.38)        .06
                                                                ------     -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................     (1.59)      (7.89)       (.36)

Distribution to Shareholders from:
   Net Realized Capital Gains ..............................        --          --        (.30)
                                                                ------     -------     -------
Net Increase (Decrease) in Net Asset Value .................     (1.59)      (7.89)       (.66)
                                                                ------     -------     -------
Net Asset Value--End of Year ...............................    $23.34     $ 24.93     $ 32.82
                                                                ======     =======     =======
Total Investment Return ....................................     (6.38)%    (24.04)%     (1.06)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      2.26%       2.08%       2.08%
Net Expenses ...............................................      2.26%       2.07%       2.08%
Net Investment Loss ........................................     (2.05)%     (1.77)%     (1.32)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     2,609%      2,756%      5,734%
Net Assets, End of Year (000's omitted) ....................    $9,324     $18,299     $18,559

128

                                                                  Advisor Class
                                                               --------------------
                                                               Precious Metals Fund
                                                               --------------------
                                                                       Period
                                                                       Ended
                                                                     March 31,
                                                                       2004*
                                                                     ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................         $31.68
                                                                     ------
Net Investment Loss+ .......................................           (.18)
Net Realized and Unrealized Gains on Securities ............          12.68
                                                                     ------
Net Increase in Net Asset Value Resulting from
   Operations ..............................................          12.50

Distribution to Shareholders:
   Net Investment Income ...................................           (.01)
                                                                     ------
Net Increase in Net Asset Value ............................          12.49
                                                                     ------
Net Asset Value--End of Period .............................         $44.17
                                                                     ======
Total Investment Return ....................................          39.46%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................           1.72%**
Net Expenses ...............................................           1.72%**
Net Investment Loss ........................................          (0.68)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................            550%
Net Assets, End of Period (000's omitted) ..................         $2,112

*    Since the commencement of operations:August 1, 2003.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 129


This page intentionally left blank.

130

                                                                   Advisor Class
                                                               ---------------------
                                                                   Retailing Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $  7.85     $ 10.94
                                                                -------     -------
Net Investment Loss+ .......................................       (.13)       (.12)
Net Realized and Unrealized Gains (Losses) on Securities ...       3.77       (2.97)
                                                                -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       3.64       (3.09)

Distribution to Shareholders from:
   Net Realized Capital Gains ..............................         --          --
                                                                -------     -------
Net Increase (Decrease) in Net Asset Value .................       3.64       (3.09)
                                                                -------     -------
Net Asset Value--End of Year ...............................    $ 11.49     $  7.85
                                                                =======     =======
Total Investment Return ....................................      46.37%     (28.24)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.85%       1.88%
Net Expenses ...............................................       1.85%       1.88%
Net Investment Loss ........................................      (1.25)%     (1.35)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,825%      3,788%
Net Assets, End of Year (000's omitted) ....................    $15,863     $14,965

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 131


                                                                         Advisor Class
                                                               ---------------------------------
                                                                         Retailing Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                  2002        2001        2000
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $ 10.17     $ 13.18     $ 13.50
                                                                -------     -------     -------
Net Investment Loss+ .......................................       (.15)       (.16)       (.33)
Net Realized and Unrealized Gains (Losses) on Securities ...        .92       (2.85)        .12
                                                                -------     -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................        .77       (3.01)       (.21)

Distribution to Shareholders from:
   Net Realized Capital Gains ..............................         --          --        (.11)
                                                                -------     -------     -------
Net Increase (Decrease) in Net Asset Value .................        .77       (3.01)       (.32)
                                                                -------     -------     -------
Net Asset Value--End of Year ...............................    $ 10.94     $ 10.17     $ 13.18
                                                                =======     =======     =======
Total Investment Return ....................................       7.57%     (22.84)%     (1.52)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.95%       2.10%       2.10%
Net Expenses ...............................................       1.95%       2.09%       2.09%
Net Investment Loss ........................................      (1.40)%     (1.49)%     (2.69)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      2,030%      3,062%      2,537%
Net Assets, End of Year (000's omitted) ....................    $37,690     $11,286     $91,740

132

                                                                   Advisor Class
                                                               ---------------------
                                                                  Technology Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $  6.97     $ 10.77
                                                                -------     -------
Net Investment Loss+ .......................................       (.16)       (.12)
Net Realized and Unrealized Gains (Losses) on Securities ...       4.32       (3.68)
                                                                -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       4.16       (3.80)
Distribution to Shareholders ...............................         --          --
                                                                -------     -------
Net Increase (Decrease) in Net Asset Value .................       4.16       (3.80)
                                                                -------     -------
Net Asset Value--End of Year ...............................    $ 11.13     $  6.97
                                                                =======     =======

Total Investment Return ....................................      59.68%     (35.28)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.86%       1.88%
Net Expenses ...............................................       1.86%       1.88%
Net Investment Loss ........................................      (1.58)%     (1.62)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,853%      1,938%
Net Assets, End of Year (000's omitted) ....................    $17,972     $16,717

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 133


                                                                         Advisor Class
                                                               ---------------------------------
                                                                        Technology Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                  2002        2001        2000
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $ 12.49     $ 31.20     $ 16.90
                                                                -------     -------     -------
Net Investment Loss+ .......................................       (.20)       (.31)       (.37)
Net Realized and Unrealized Gains (Losses) on Securities ...      (1.52)     (18.40)      14.67
                                                                -------     -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      (1.72)     (18.71)      14.30
Distribution to Shareholders ...............................         --          --          --
                                                                -------     -------     -------
Net Increase (Decrease) in Net Asset Value .................      (1.72)     (18.71)      14.30
                                                                -------     -------     -------
Net Asset Value--End of Year ...............................    $ 10.77     $ 12.49     $ 31.20
                                                                =======     =======     =======

Total Investment Return ....................................     (13.77)%    (59.97)%     84.62%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.93%       1.81%       1.89%
Net Expenses ...............................................       1.93%       1.81%       1.89%
Net Investment Loss ........................................      (1.69)%     (1.48)%     (1.60)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,017%      2,202%      4,929%
Net Assets, End of Year (000's omitted) ....................    $25,769     $20,450     $32,537

134

                                                                    Advisor Class
                                                               -----------------------
                                                               Telecommunications Fund
                                                               -----------------------
                                                                   Year        Year
                                                                  Ended       Ended
                                                                March 31,   March 31,
                                                                   2004       2003++
                                                                ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................     $ 9.81      $ 14.76
                                                                 ------      -------
Net Investment Loss+ .......................................       (.08)        (.09)
Net Realized and Unrealized Gains (Losses) on Securities ...       5.39        (4.86)
                                                                 ------      -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       5.31        (4.95)

Distribution to Shareholders from:
   Net Investment Income ...................................       (.05)          --
   Net Realized Capital Gains ..............................         --           --
                                                                 ------      -------
Net Increase (Decrease) in Net Asset Value .................       5.26        (4.95)
                                                                 ------      -------
Net Asset Value--End of Year ...............................     $15.07      $  9.81
                                                                 ======      =======
Total Investment Return ....................................      54.20%      (33.54)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       1.87%        1.86%
Net Expenses ...............................................       1.87%        1.86%
Net Investment Loss ........................................      (0.58)%      (0.68)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................      1,506%       2,431%
Net Assets, End of Year (000's omitted) ....................     $7,376      $   898

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the years ended March 31, 2000 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April
     21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 135


                                                                         Advisor Class
                                                               ---------------------------------
                                                                    Telecommunications Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                 2002++      2001++      2000++
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 23.58     $ 60.39      $38.73
                                                               -------     -------      ------
Net Investment Loss+ .......................................      (.06)       (.54)       (.57)
Net Realized and Unrealized Gains (Losses) on Securities ...     (8.67)     (36.27)      22.26
                                                               -------     -------      ------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................     (8.73)     (36.81)      21.69

Distribution to Shareholders from:
   Net Investment Income ...................................        --          --          --
   Net Realized Capital Gains ..............................      (.09)         --        (.03)
                                                               -------     -------      ------
Net Increase (Decrease) in Net Asset Value .................     (8.82)     (36.81)      21.66
                                                               -------     -------      ------
Net Asset Value--End of Year ...............................   $ 14.76     $ 23.58      $60.39
                                                               =======     =======      ======
Total Investment Return ....................................    (37.16)%    (60.95)%     55.98%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.87%       1.87%       2.05%
Net Expenses ...............................................      1.87%       1.86%       2.05%
Net Investment Loss ........................................     (0.29)%     (1.24)%     (1.14)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,192%      1,273%      1,555%
Net Assets, End of Year (000's omitted) ....................   $   931     $19,154      $3,449

136

                                                                   Advisor Class
                                                               ---------------------
                                                                Transportation Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................    $14.40     $ 19.98
                                                                ------     -------
Net Investment Loss+ .......................................      (.12)       (.15)
Net Realized and Unrealized Gains (Losses) on Securities ...      3.74       (5.43)
                                                                ------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      3.62       (5.58)
Distribution to Shareholders ...............................        --          --
                                                                ------     -------
Net Increase (Decrease) in Net Asset Value .................      3.62       (5.58)
                                                                ------     -------
Net Asset Value--End of Year ...............................    $18.02     $ 14.40
                                                                ======     =======
Total Investment Return ....................................     25.14%     (27.93)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.83%       1.92%
Net Expenses ...............................................      1.83%       1.92%
Net Investment Loss ........................................     (0.73)%     (0.94)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,624%      2,786%
Net Assets, End of Year (000's omitted) ....................    $4,284     $ 3,561

* Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the years ended March 31, 2000 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 137


                                                                         Advisor Class
                                                               ---------------------------------
                                                                      Transportation Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                 2002++      2001++      2000++
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Year .........................   $ 18.57      $18.48     $ 23.85
                                                               -------      ------     -------
Net Investment Loss+ .......................................      (.21)       (.03)         --
Net Realized and Unrealized Gains (Losses) on Securities ...      1.62         .12       (5.37)
                                                               -------      ------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      1.41         .09       (5.37)
Distribution to Shareholders ...............................        --          --          --
                                                               -------      ------     -------
Net Increase (Decrease) in Net Asset Value .................      1.41         .09       (5.37)
                                                               -------      ------     -------
Net Asset Value--End of Year ...............................   $ 19.98      $18.57     $ 18.48
                                                               =======      ======     =======
Total Investment Return ....................................      7.59%       0.49%     (22.52)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      2.23%       2.08%       1.34%
Net Expenses ...............................................      2.23%       2.08%       1.33%
Net Investment Loss ........................................     (1.16)%     (0.16)%     (0.08)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate* ...................................     1,704%      1,293%      1,970%
Net Assets, End of Year (000's omitted) ....................   $23,807      $  233     $87,189

138

                                                                   Advisor Class
                                                               ---------------------
                                                                   Utilities Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................    $16.11     $ 25.23
                                                                ------     -------
Net Investment Income+ .....................................       .30         .33
Net Realized and Unrealized Gains (Losses) on Securities ...      4.66       (8.91)
                                                                ------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      4.96       (8.58)

Distribution to Shareholders from:
   Net Investment Income ...................................      (.97)       (.54)
                                                                ------     -------
Net Increase (Decrease) in Net Asset Value .................      3.99       (9.12)
                                                                ------     -------
Net Asset Value--End of Period .............................    $20.10     $ 16.11
                                                                ======     =======
Total Investment Return ....................................     31.39%     (34.07)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.84%       1.89%
Net Expenses ...............................................      1.84%       1.89%
Net Investment Income ......................................      1.91%       1.74%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     1,609%      3,158%
Net Assets, End of Period (000's omitted) ..................    $1,072     $ 2,239

*    Since the commencement of operations: April 3, 2000.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the periods ended March 31, 2001 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 139


                                                                    Advisor Class
                                                               ----------------------
                                                                   Utilities Fund
                                                               ----------------------
                                                                  Year       Period
                                                                 Ended        Ended
                                                               March 31,    March 31,
                                                                 2002++      2001*++
                                                               ---------   ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................   $ 35.43     $ 30.00
                                                               -------     -------
Net Investment Income+ .....................................       .36         .36
Net Realized and Unrealized Gains (Losses) on Securities ...     (9.00)       5.07
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................     (8.64)       5.43

Distribution to Shareholders from:
   Net Investment Income ...................................     (1.56)         --
                                                               -------     -------
Net Increase (Decrease) in Net Asset Value .................    (10.20)       5.43
                                                               -------     -------
Net Asset Value--End of Period .............................   $ 25.23     $ 35.43
                                                               =======     =======
Total Investment Return ....................................    (24.47)%     18.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      1.85%       2.09%**
Net Expenses ...............................................      1.85%       2.08%**
Net Investment Income ......................................      1.15%       1.03%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     2,418%      1,591%
Net Assets, End of Period (000's omitted) ..................   $ 6,053     $14,360

140

                                                              C-Class
                                                 ---------------------------------
                                                            Banking Fund
                                                 ---------------------------------
                                                    Year        Year        Year
                                                   Ended       Ended       Ended
                                                 March 31,   March 31,   March 31,
                                                    2004        2003        2002
                                                 ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .........    $ 7.12     $  8.54      $ 8.27
                                                  ------     -------      ------
Net Investment Income (Loss)+ ................       .04         .02         .03
Net Realized and Unrealized Gains (Losses)
   on Securities .............................      2.79       (1.23)        .53
                                                  ------     -------      ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................      2.83       (1.21)        .56
Distribution to Shareholders from:
   Net Investment Income .....................      (.08)       (.21)       (.29)
                                                  ------     -------      ------
Net Increase (Decrease) in Net Asset Value ...      2.75       (1.42)        .27
                                                  ------     -------      ------
Net Asset Value--End of Period ...............    $ 9.87     $  7.12      $ 8.54
                                                  ======     =======      ======
Total Investment Return ......................     39.76%     (14.35)%      7.19%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................      2.37%       2.38%       2.40%
Net Expenses .................................      2.37%       2.38%       2.40%
Net Investment Income (Loss) .................      0.41%       0.23%       0.42%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...................     1,435%      1,495%      1,292%
Net Assets, End of Period (000's omitted) ....    $1,829     $    76      $   15

* Since the commencement of operations: March 30, 2001--Banking Fund; May 3, 2001--Basic Materials Fund.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the periods ended March 31, 2002 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 141


                                                                      C-Class
                                                 ------------------------------------------------
                                                 Banking Fund          Basic Materials Fund
                                                 ------------   ---------------------------------
                                                    Period         Year        Year       Period
                                                     Ended        Ended       Ended       Ended
                                                   March 31,    March 31,   March 31,   March 31,
                                                     2001*         2004       2003++     2002*++
                                                  ----------    ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .........     $ 8.27        $16.86     $ 24.03     $23.13
                                                   ------        ------     -------     ------
Net Investment Income (Loss)+ ................         --          (.14)       (.06)      (.03)
Net Realized and Unrealized Gains (Losses)
   on Securities .............................         --          8.09       (7.08)      1.20
                                                   ------        ------     -------     ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................         --          7.95       (7.14)      1.17
Distribution to Shareholders from:
   Net Investment Income .....................         --          (.13)       (.03)      (.27)
                                                   ------        ------     -------     ------
Net Increase (Decrease) in Net Asset Value ...         --          7.82       (7.17)       .90
                                                   ------        ------     -------     ------
Net Asset Value--End of Period ...............     $ 8.27        $24.68     $ 16.86     $24.03
                                                   ======        ======     =======     ======
Total Investment Return ......................       0.00%        47.25%     (29.72)%     5.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................       0.00%**       2.38%       2.39%      2.60%**
Net Expenses .................................       0.00%**       2.38%       2.39%      2.60%**
Net Investment Income (Loss) .................       0.00%**      (0.62)%     (0.23)%    (0.13)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...................      1,394%        1,669%      1,943%     1,523%
Net Assets, End of Period (000's omitted) ....     $   14        $5,311     $   294     $  525

142

                                                              C-Class
                                                 ---------------------------------
                                                        Biotechnology Fund
                                                 ---------------------------------
                                                   Year        Year        Year
                                                  Ended       Ended       Ended
                                                 March 31,   March 31,   March 31,
                                                   2004        2003        2002
                                                 ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .........    $13.47      $ 20.66     $21.66
                                                  ------      -------     ------
Net Investment Loss+ .........................      (.43)        (.33)      (.54)
Net Realized and Unrealized Gains (Losses)
   on Securities .............................      6.88        (6.86)      (.46)
                                                  ------      -------     ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................      6.45        (7.19)     (1.00)
Distribution to Shareholders from:
   Net Investment Income .....................        --           --         --
                                                  ------      -------     ------
Net Increase (Decrease) in Net Asset Value ...      6.45        (7.19)     (1.00)
                                                  ------      -------     ------
Net Asset Value--End of Period ...............    $19.92      $ 13.47     $20.66
                                                  ======      =======     ======
Total Investment Return ......................     47.88%      (34.80)%    (4.62)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................      2.36%        2.38%      2.38%
Net Expenses .................................      2.36%        2.38%      2.38%
Net Investment Loss ..........................     (2.32)%      (2.30)%    (2.36)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...................       548%         477%       390%
Net Assets, End of Period (000's omitted) ....    $3,567      $ 1,667     $  967

* Since the commencement of operations: March 30, 2001--Biotechnology Fund; July 24, 2001--Consumer Products Fund.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the periods ended March 31, 2002 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 143


                                                                         C-Class
                                                 ------------------------------------------------------
                                                 Biotechnology Fund         Consumer Products Fund
                                                 ------------------   ---------------------------------
                                                       Period           Year        Year       Period
                                                       Ended           Ended       Ended        Ended
                                                      March 31,       March 31,   March 31,   March 31,
                                                        2001*           2004       2003++      2002*++
                                                      ---------       ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .........         $21.66          $20.52      $ 24.93     $21.81
                                                       ------          ------      -------     ------
Net Investment Loss+ .........................             --            (.20)        (.09)      (.03)
Net Realized and Unrealized Gains (Losses)
   on Securities .............................             --            7.65        (4.20)      3.21
                                                       ------          ------      -------     ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations .................             --            7.45        (4.29)      3.18
Distribution to Shareholders from:
   Net Investment Income .....................             --            (.05)        (.12)      (.06)
                                                       ------          ------      -------     ------
Net Increase (Decrease) in Net Asset Value ...             --            7.40        (4.41)      3.12
                                                       ------          ------      -------     ------
Net Asset Value--End of Period ...............         $21.66          $27.92      $ 20.52     $24.93
                                                       ======          ======      =======     ======
Total Investment Return ......................           0.00%          36.36%      (17.20)%    14.57%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................           0.00%**         2.37%        2.39%      2.57%**
Net Expenses .................................           0.00%**         2.37%        2.39%      2.57%**
Net Investment Loss ..........................           0.00%**        (0.79)%      (0.35)%    (0.19)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...................            305%            914%       1,205%       890%
Net Assets, End of Period (000's omitted) ....         $    3          $4,259      $   196     $  501

144

                                                                      C-Class
                                                               ---------------------
                                                                 Electronics Fund
                                                               ---------------------
                                                                 Year        Year
                                                                Ended       Ended
                                                               March 31,   March 31,
                                                                 2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................    $ 7.91      $ 16.82
                                                                ------      -------
Net Investment Loss+ .......................................      (.27)        (.22)
Net Realized and Unrealized Gains (Losses) on Securities ...      5.36        (8.69)
                                                                ------      -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      5.09        (8.91)

Distribution to Shareholders from:
   Net Investment Income ...................................        --           --
                                                                ------      -------
Net Increase (Decrease) in Net Asset Value .................      5.09        (8.91)
                                                                ------      -------
Net Asset Value--End of Period .............................    $13.00      $  7.91
                                                                ======      =======
Total Investment Return ....................................     64.35%      (52.97)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      2.36%        2.39%
Net Expenses ...............................................      2.36%        2.39%
Net Investment Loss ........................................     (2.20)%      (2.21)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     1,359%       2,413%
Net Assets, End of Period (000's omitted) ..................    $1,111      $   940

* Since the commencement of operations: March 26, 2001--Electronics Fund; April 19, 2001--Energy Fund.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 145


                                                                                         C-Class
                                                               ----------------------------------------------------------
                                                                 Electronics Fund                   Energy Fund
                                                               ---------------------     --------------------------------
                                                                 Year       Period         Year        Year       Period
                                                                Ended       Ended         Ended       Ended       Ended
                                                               March 31,   March 31,     March 31,   March 31,   March 31,
                                                                 2002        2001*         2004        2003        2002*
                                                               ---------   ---------     ---------   ---------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................    $16.54      $ 18.72       $ 8.63      $ 11.14     $11.87
                                                                ------      -------       ------      -------     ------
Net Investment Loss+ .......................................      (.37)        (.01)        (.12)        (.07)      (.09)
Net Realized and Unrealized Gains (Losses) on Securities ...       .65        (2.17)        3.12        (2.43)      (.54)
                                                                ------      -------       ------      -------     ------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................       .28        (2.18)        3.00        (2.50)      (.63)

Distribution to Shareholders from:
   Net Investment Income ...................................        --           --         (.03)        (.01)      (.10)
                                                                ------      -------       ------      -------     ------
Net Increase (Decrease) in Net Asset Value .................       .28        (2.18)        2.97        (2.51)      (.73)
                                                                ------      -------       ------      -------     ------
Net Asset Value--End of Period .............................    $16.82      $ 16.54       $11.60      $  8.63     $11.14
                                                                ======      =======       ======      =======     ======
Total Investment Return ....................................      1.69%      (11.65)%      34.86%      (22.48)%    (5.22)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      2.49%        2.11%**      2.36%        2.38%      2.51%**
Net Expenses ...............................................      2.49%        1.82%**      2.36%        2.38%      2.51%**
Net Investment Loss ........................................     (2.27)%      (1.76)%**    (1.08)%      (0.81)%    (0.92)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     1,279%         705%         913%       1,362%     1,502%
Net Assets, End of Period (000's omitted) ..................    $  388      $     2       $6,571      $ 1,471     $  392

146

                                                                            C-Class
                                                               ---------------------------------
                                                                      Energy Services Fund
                                                               ---------------------------------
                                                                  Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                  2004       2003++      2002++
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................    $17.04     $ 22.23     $ 27.30
                                                                ------     -------     -------
Net Investment Loss+ .......................................      (.35)       (.30)       (.30)
Net Realized and Unrealized Gains (Losses) on Securities ...      4.43       (4.89)      (4.77)
                                                                ------     -------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      4.08       (5.19)      (5.07)

Distribution to Shareholders from:
   Net Investment Income ...................................        --          --          --
                                                                ------     -------     -------
Net (Increase) Decrease in Net Asset Value .................      4.08       (5.19)      (5.07)
                                                                ------     -------     -------
Net Asset Value--End of Period .............................    $21.12     $ 17.04     $ 22.23
                                                                ======     =======     =======
Total Investment Return ....................................     23.94%     (23.35)%    (18.57)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      2.37%       2.39%       2.57%
Net Expenses ...............................................      2.37%       2.39%       2.57%
Net Investment Loss ........................................     (1.86)%     (1.60)%     (1.60)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     1,009%        971%        949%
Net Assets, End of Period (000's omitted) ..................    $2,833     $   651     $   697

* Since the commencement of operations: March 30, 2001--Energy Services Fund; April 19, 2001--Financial Services Fund.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the periods ended March 31, 2001 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 147


                                                                                     C-Class
                                                               -------------------------------------------------
                                                                   Energy
                                                               Services Fund        Financial Services Fund
                                                               -------------   ---------------------------------
                                                                   Period         Year        Year       Period
                                                                   Ended         Ended       Ended       Ended
                                                                 March 31,     March 31,   March 31,   March 31,
                                                                  2001*++         2004        2003       2002*
                                                                ---------     ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................      $27.30        $ 7.57     $ 10.14     $10.46
                                                                  ------        ------     -------     ------
Net Investment Loss+ .......................................          --          (.02)       (.02)      (.05)
Net Realized and Unrealized Gains (Losses) on Securities ...          --          3.33       (2.53)      (.17)
                                                                  ------        ------     -------     ------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................          --          3.31       (2.55)      (.22)

Distribution to Shareholders from:
   Net Investment Income ...................................          --          (.04)       (.02)      (.10)
                                                                  ------        ------     -------     ------
Net (Increase) Decrease in Net Asset Value .................          --          3.27       (2.57)      (.32)
                                                                  ------        ------     -------     ------
Net Asset Value--End of Period .............................      $27.30        $10.84     $  7.57     $10.14
                                                                  ======        ======     =======     ======
Total Investment Return ....................................        0.00%        43.78%     (25.19)%    (2.02)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................        0.00%**       2.37%       2.37%      2.52%**
Net Expenses ...............................................        0.00%**       2.37%       2.37%      2.52%**
Net Investment Loss ........................................        0.00%**      (0.23)%     (0.19)%    (0.50)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................         944%        1,200%      2,336%     1,110%
Net Assets, End of Period (000's omitted) ..................      $    3        $2,242     $   222     $  526

148

                                                                            C-Class
                                                               ---------------------------------
                                                                        Health Care Fund
                                                               ---------------------------------
                                                                 Year        Year        Year
                                                                 Ended       Ended       Ended
                                                               March 31,   March 31,   March 31,
                                                                  2004        2003        2002
                                                               ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................    $ 9.03     $ 11.25      $11.25
                                                                ------     -------      ------
Net Investment Income (Loss)+ ..............................      (.18)       (.12)       (.18)
Net Realized and Unrealized Gains (Losses) on Securities ...      3.26       (2.10)        .18
                                                                ------     -------      ------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................      3.08       (2.22)         --
Distribution to Shareholders ...............................        --          --          --
                                                                ------     -------      ------
Net Increase (Decrease) in Net Asset Value .................      3.08       (2.22)         --
                                                                ------     -------      ------
Net Asset Value--End of Period .............................    $12.11     $  9.03      $11.25
                                                                ======     =======      ======
Total Investment Return ....................................     34.11%     (19.73)%      0.00%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      2.37%       2.37%       2.54%
Net Expenses ...............................................      2.37%       2.37%       2.54%
Net Investment Income (Loss) ...............................     (1.60)%     (1.30)%     (1.59)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     1,204%      1,395%        936%
Net Assets, End of Period (000's omitted) ..................    $2,865     $   421      $1,085

* Since the commencement of operations: March 30, 2001--Health Care Fund; April 19, 2001--Internet Fund.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 149


                                                                                      C-Class
                                                               ----------------------------------------------------
                                                               Health Care Fund             Internet Fund
                                                               ----------------   ---------------------------------
                                                                     Period          Year        Year       Period
                                                                     Ended          Ended       Ended       Ended
                                                                   March 31,      March 31,   March 31,   March 31,
                                                                     2001*           2004        2003       2002*
                                                                   ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................       $11.25          $20.04      $ 30.28    $ 53.40
                                                                   ------          ------      -------    -------
Net Investment Income (Loss)+ ..............................           --            (.72)        (.50)      (.78)
Net Realized and Unrealized Gains (Losses) on Securities ...           --           15.32        (9.74)    (22.34)
                                                                   ------          ------      -------    -------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..............................................           --           14.60       (10.24)    (23.12)
Distribution to Shareholders ...............................           --              --           --         --
                                                                   ------          ------      -------    -------
Net Increase (Decrease) in Net Asset Value .................           --           14.60       (10.24)    (23.12)
                                                                   ------          ------      -------    -------
Net Asset Value--End of Period .............................       $11.25          $34.64      $ 20.04    $ 30.28
                                                                   ======          ======      =======    =======
Total Investment Return ....................................         0.00%          72.85%      (33.82)%   (43.30)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................         0.00%**         2.36%        2.37%      2.36%**
Net Expenses ...............................................         0.00%**         2.36%        2.37%      2.36%**
Net Investment Income (Loss) ...............................         0.00%**        (2.31)%      (2.34)%    (2.33)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................        1,399%          1,340%       2,052%     2,186%
Net Assets, End of Period (000's omitted) ..................       $    3          $1,556      $   234    $   149

150

                                                                       C-Class
                                                               ---------------------
                                                                       Leisure
                                                                        Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................    $17.61     $ 23.79
                                                                ------     -------
Net Investment Income (Loss)+ ..............................      (.38)       (.36)
Net Realized and Unrealized Gains (Losses)
   on Securities ...........................................      9.70       (5.82)
                                                                ------     -------
Net Increase (Decrease) in Net Asset Value Resulting from
    Operations .............................................      9.32       (6.18)

Distribution to Shareholders from:
   Net Investment Income ...................................        --          --
                                                                ------     -------
Net Increase (Decrease) in Net Asset Value .................      9.32       (6.18)
                                                                ------     -------
Net Asset Value--End of Period .............................    $26.93     $ 17.61
                                                                ======     =======
Total Investment Return ....................................     52.92%     (25.98)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      2.37%       2.39%
Net Expenses ...............................................      2.37%       2.39%
Net Investment Income (Loss) ...............................     (1.59)%     (1.70)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     1,870%      3,179%
Net Assets, End of Period (000's omitted) ..................    $2,165     $    36

* Since the commencement of operations: April 27, 2001--Precious Metals Fund; May 3, 2001--Leisure Fund; February 20, 2004--Real Estate Fund.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++ Per share amounts for the periods ended March 31, 2002 through March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 151


                                                                                           C-Class
                                                               ---------------------------------------------------------------
                                                                Leisure                Precious Metals                 Real
                                                                  Fund                      Fund                   Estate Fund
                                                               ---------     ---------------------------------     -----------
                                                                 Period         Year        Year       Period         Period
                                                                 Ended         Ended       Ended       Ended          Ended
                                                               March 31,     March 31,   March 31,   March 31,      March 31,
                                                                2002*++         2004        2003       2002*          2004*
                                                               ---------     ---------   ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................    $29.01       $ 26.35      $27.72      $20.41         $25.00
                                                                ------       -------      ------      ------         ------
Net Investment Income (Loss)+ ..............................      (.45)         (.51)       (.27)       (.26)           .02
Net Realized and Unrealized Gains (Losses)
   on Securities ...........................................     (4.77)        17.33       (1.10)       7.71           1.61
                                                                ------       -------      ------      ------         ------
Net Increase (Decrease) in Net Asset Value Resulting from
    Operations .............................................     (5.22)        16.82       (1.37)       7.45           1.63

Distribution to Shareholders from:
   Net Investment Income ...................................        --          (.01)         --        (.14)            --
                                                                ------       -------      ------      ------         ------
Net Increase (Decrease) in Net Asset Value .................     (5.22)        16.81       (1.37)       7.31           1.63
                                                                ------       -------      ------      ------         ------
Net Asset Value--End of Period .............................    $23.79       $ 43.16      $26.35      $27.72         $26.63
                                                                ======       =======      ======      ======         ======
Total Investment Return ....................................    (17.99)%       63.83%      (4.94)%     36.75%          6.52%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      2.53%**       2.27%       2.27%       2.38%**        2.36%**
Net Expenses ...............................................      2.53%**       2.27%       2.27%       2.38%**        2.36%**
Net Investment Income (Loss) ...............................     (2.14)%**     (1.38)%     (0.94)%     (1.23)%**       0.72%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     2,609%          550%        744%        839%           102%
Net Assets, End of Period (000's omitted) ..................    $   87       $17,998      $2,150      $  910         $7,562

152

                                                                      C-Class
                                                               ---------------------
                                                                   Retailing Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                 2004        2003
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period........................    $ 7.81     $ 11.02
                                                                ------     -------
Net Investment Loss+........................................      (.18)       (.20)
Net Realized and Unrealized Gains (Losses)
   on Securities............................................      3.74       (3.01)
                                                                ------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations................................      3.56       (3.21)
Distribution to Shareholders................................        --          --
                                                                ------     -------
Net Increase (Decrease) in Net Asset Value..................      3.56       (3.21)
                                                                ------     -------
Net Asset Value--End of Period..............................    $11.37     $  7.81
                                                                ======     =======
Total Investment Return.....................................     45.58%     (29.13)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses..............................................      2.36%       2.32%
Net Expenses................................................      2.36%       2.32%
Net Investment Loss.........................................     (1.72)%     (1.89)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***..................................     1,825%      3,788%
Net Assets,End of Period (000's omitted)....................    $2,362     $    85

* Since the commencement of operations: April 18, 2001--Technology Fund; May 9, 2001--Retailing Fund.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 153


                                                                                     C-Class
                                                               --------------------------------------------------
                                                               Retailing Fund            Technology Fund
                                                               --------------   ---------------------------------
                                                                    Period         Year        Year       Period
                                                                    Ended         Ended       Ended       Ended
                                                                  March 31,     March 31,   March 31,   March 31,
                                                                    2002*          2004        2003       2002*
                                                                  ---------     ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period........................       $10.68       $ 7.00     $ 10.90       $ 14.82
                                                                   ------       ------     -------       -------
Net Investment Loss+........................................         (.20)        (.21)       (.18)         (.25)
Net Realized and Unrealized Gains (Losses)
   on Securities............................................          .54         4.31       (3.72)        (3.67)
                                                                   ------       ------     -------       -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations................................          .34         4.10       (3.90)        (3.92)
Distribution to Shareholders................................           --           --          --            --
                                                                   ------       ------     -------       -------
Net Increase (Decrease) in Net Asset Value..................          .34         4.10       (3.90)        (3.92)
                                                                   ------       ------     -------       -------
Net Asset Value--End of Period..............................       $11.02       $11.10     $  7.00       $ 10.90
                                                                   ======       ======     =======       =======
Total Investment Return.....................................         3.18%       58.57%     (35.78)%      (26.45)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses..............................................         2.70%**      2.36%       2.37%         2.43%**
Net Expenses................................................         2.70%**      2.36%       2.37%         2.43%**
Net Investment Loss.........................................        (2.13)%**    (2.13)%     (2.07)%       (2.22)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***..................................        2,030%       1,853%      1,938%        1,017%
Net Assets,End of Period (000's omitted)....................       $1,028       $1,101     $   434       $   424

154

                                                                      C-Class
                                                               ---------------------
                                                                 Telecommunications
                                                                        Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................     $ 9.84     $ 14.97
                                                                 ------     -------
Net Investment Loss+ .......................................       (.15)       (.09)
Net Realized and Unrealized Gains (Losses)
   on Securities ...........................................       5.42       (5.04)
                                                                 ------     -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................       5.27       (5.13)
Distribution to Shareholders from:
   Net Investment Income ...................................       (.05)         --
   Net Realized Capital Gain ...............................         --          --
                                                                 ------     -------
Net Increase (Decrease) in Net Asset Value .................       5.22       (5.13)
                                                                 ------     -------
Net Asset Value--End of Period .............................     $15.06     $  9.84
                                                                 ======     =======
Total Investment Return ....................................      53.62%     (34.27)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................       2.37%       2.41%
Net Expenses ...............................................       2.37%       2.41%
Net Investment Loss ........................................      (1.09)%     (0.71)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................      1,506%      2,431%
Net Assets, End of Period (000's omitted) ..................     $3,635     $   774

* Since the commencement of operations: April 18, 2001--Telecommunications Fund; May 14, 2001--Transportation Fund.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++   Per share amounts for the periods ended March 31, 2002 through March
     31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 155


                                                                                         C-Class
                                                               ------------------------------------------------------
                                                               Telecommunications            Transportation
                                                                      Fund                        Fund
                                                               ------------------   ---------------------------------
                                                                      Period           Year        Year       Period
                                                                      Ended           Ended       Ended       Ended
                                                                    March 31,       March 31,   March 31,   March 31,
                                                                     2002*++           2004       2003++     2002*++
                                                                    ---------       ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................         $ 26.91          $14.85     $ 20.73      $20.04
                                                                     -------          ------     -------      ------
Net Investment Loss+ .......................................            (.24)           (.25)       (.27)       (.24)
Net Realized and Unrealized Gains (Losses)
   on Securities ...........................................          (11.61)           3.83       (5.61)        .93
                                                                     -------          ------     -------      ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................          (11.85)           3.58       (5.88)        .69
Distribution to Shareholders from:
   Net Investment Income ...................................              --              --          --          --
   Net Realized Capital Gain ...............................            (.09)             --          --          --
                                                                     -------          ------     -------      ------
Net Increase (Decrease) in Net Asset Value .................          (11.94)           3.58       (5.88)        .69
                                                                     -------          ------     -------      ------
Net Asset Value--End of Period .............................         $ 14.97          $18.43     $ 14.85      $20.73
                                                                     =======          ======     =======      ======
Total Investment Return ....................................          (44.16)%         24.11%     (28.36)%      3.44%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................            2.43%**         2.36%       2.36%       2.59%**
Net Expenses ...............................................            2.43%**         2.36%       2.36%       2.59%**
Net Investment Loss ........................................           (1.25)%**       (1.53)%     (1.51)%     (1.35)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................           1,192%          1,624%      2,786%      1,704%
Net Assets, End of Period (000's omitted) ..................         $    19          $  656     $   514      $  654

156

                                                                      C-Class
                                                               ---------------------
                                                                   Utilities Fund
                                                               ---------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                               March 31,   March 31,
                                                                  2004       2003++
                                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................    $15.93      $25.08
                                                                ------      ------
Net Investment Loss+ .......................................       .22         .30
Net Realized and Unrealized Gains (Losses)
   on Securities ...........................................      4.59       (8.91)
                                                                ------      ------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................      4.81       (8.61)

Distribution to Shareholders from:
   Net Investment Income ...................................      (.97)       (.54)
                                                                ------      ------
Net Increase (Decrease) in Net Asset Value .................      3.84       (9.15)
                                                                ------      ------
Net Asset Value--End of Period .............................    $19.77      $15.93
                                                                ======      ======
Total Investment Return ....................................     30.80%     (34.40)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................      2.36%       2.42%
Net Expenses ...............................................      2.36%       2.42%
Net Investment Loss ........................................      1.19%       1.56%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................     1,609%      3,158%
Net Assets, End of Period (000's omitted) ..................    $3,948      $  939

*    Since the commencement of operations: April 27, 2001--Utilities Fund.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

++   Per share amounts for the periods ended March 31, 2002 through March
     31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 157


                                                                   C-Class
                                                               --------------
                                                               Utilities Fund
                                                               --------------
                                                                   Period
                                                                   Ended
                                                                  March 31,
                                                                   2002*++
                                                                  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................      $ 37.98
                                                                  -------
Net Investment Loss+ .......................................         (.12)
Net Realized and Unrealized Gains (Losses)
   on Securities ...........................................       (11.22)
                                                                  -------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................       (11.34)

Distribution to Shareholders from:                                  (1.56)
   Net Investment Income ...................................      -------
                                                                   (12.90)
Net Increase (Decrease) in Net Asset Value .................      -------
                                                                  $ 25.08
Net Asset Value--End of Period .............................      =======

Total Investment Return ....................................       (29.95)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................         2.76%**
Net Expenses ...............................................         2.76%**
Net Investment Loss ........................................        (0.48)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................        2,418%
Net Assets, End of Period (000's omitted) ..................      $   192

*    Since the commencement of operations: April 27, 2001--Utilities Fund.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

158


FINANCIAL HIGHLIGHTS (concluded)

                                                                    H-Class
                                                               -----------------
                                                                Real Estate Fund
                                                               -----------------
                                                                     Period
                                                                     Ended
                                                                   March 31,
                                                                     2004
                                                                   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......................        $ 25.00
                                                                    -------

Net Investment Income ......................................            .10
Net Realized and Unrealized Gains
   on Securities ...........................................           1.55
                                                                    -------
Net Increase in Net Asset Value
   Resulting from Operations ...............................           1.65
Distribution to Shareholders ...............................             --
                                                                    -------
Net Asset Value--End of Period .............................        $ 26.65
                                                                    =======

Total Investment Return ....................................           6.60%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................           1.61%**
Net Expenses ...............................................           1.61%**
Net Investment Income ......................................           3.83%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................            102%
Net Assets, End of Period (000's omitted)  .................        $75,916


*    Since the commencement of operations: February 20, 2004--Real Estate Fund.

**   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

+    Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

                                                               ANNUAL REPORT 159


NOTES TO FINANCIAL STATEMENTS

1.   Significant Accounting Policies

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a nondiversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers six separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, H-Class Shares and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                    Sales Charge as % of   Sales Charge as % of Net
Amount of Investment                   Offering Price          Amount Invested
--------------------                --------------------   ------------------------
Less than $100,000                          4.75%                    4.99%
$100,000 but less than $250,000             3.75%                    3.90%
$250,000 but less than $500,000             2.75%                    2.83%
$500,000 but less than $1,000,000           1.60%                    1.63%
Greater than $1,000,000                     0.00%                    0.00%

At March 31, 2004, the Trust consisted of forty-three separate series: twenty-two Benchmark Funds, one Money Market Fund, eighteen Sector Funds, and two Strategic Funds. This report covers the eighteen Sector Funds (the "Sector Funds"), while the Money Market Fund, the Benchmark Funds and the Strategic Funds are contained in separate reports. At March 31, 2004, none of the Sector Funds have issued A-Class or Institutional Class Shares.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their

160
current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to the Advisor Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific classes.In addition, certain expenses have been allocated to the individual funds in the Trust on a pro rata basis upon the respective aggregate net assets value of each fund included in the Trust.

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options.

E. Each Sector Fund seeks capital appreciation and invests substantially all of its assets in equity securities of companies involved in its sector. The Funds may also purchase American Depository Receipts ("ADRs") and U.S.Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions. The risks inherent in the use of futures, options and swaps agreements include 1) adverse changes in the value of such instruments;2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

                                                               ANNUAL REPORT 161

2.   Fees And Other Transactions With Affiliates

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Sector Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets. Certain officers of the Trust are also officers of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Sector Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Sector Funds.

Certain officers of the Trust are also officers of Rydex Fund Services, Inc.

The Trust has adopted a Distribution Plan and Shareholder Services Plan applicable to its Advisor Class Shares and a Distribution Plan applicable to the H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. If a Service Provider provides shareholder services, the Distributor will receive fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C-Class Plan") applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds'C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

162

3.   Federal Income Tax Information

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, excise tax regulations, and expiration of capital loss carryforwards.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during April 1, 2003-March 31, 2004, was as follows:

                                      Ordinary     Long-Term        Total
Fund                                   Income    Capital Gain   Distributions
----                                  --------   ------------   -------------
Banking Fund ......................   $353,855        $--          $353,855
Basic Materials Fund ..............     85,864         --            85,864
Biotechnology Fund ................         --         --                --
Consumer Products Fund ............     41,560         --            41,560
Electronics Fund ..................         --         --                --
Energy Fund .......................     77,173         --            77,173
Energy Services Fund ..............         --         --                --
Financial Services Fund ...........    207,849         --           207,849
Health Care Fund ..................         --         --                --
Internet Fund .....................         --         --                --
Leisure Fund ......................         --         --                --
Precious Metals Fund ..............     53,404         --            53,404
Real Estate Fund ..................         --         --                --
Retailing Fund ....................         --         --                --
Technology Fund ...................         --         --                --
Telecommunications Fund ...........     41,923         --            41,923
Transportation Fund ...............         --         --                --
Utilities Fund ....................    681,790         --           681,790

                                                               ANNUAL REPORT 163

The tax character of distributions paid during April 1, 2002-March 31, 2003, was as follows:

                                      Ordinary     Long-Term        Total
Fund                                   Income    Capital Gain   Distributions
----                                  --------   ------------   -------------
Banking Fund ......................   $524,029        $--          $524,029
Basic Materials Fund ..............     59,923         --            59,923
Biotechnology Fund ................         --         --                --
Consumer Products Fund ............     78,768         --            78,768
Electronics Fund ..................         --         --                --
Energy Fund .......................     12,802         --            12,802
Energy Services Fund ..............         --         --                --
Financial Services Fund ...........     81,365         --            81,365
Health Care Fund ..................         --         --                --
Internet Fund .....................         --         --                --
Leisure Fund ......................         --         --                --
Precious Metals Fund ..............         --         --                --
Retailing Fund ....................         --         --                --
Technology Fund ...................         --         --                --
Telecommunications Fund ...........         --         --                --
Transportation Fund ...............         --         --                --
Utilities Fund ....................    370,000         --           370,000

The tax character of distributable earnings/(accumulated losses) at March 31, 2004 was as follows:

                                                       Undistributed         Net
                                      Undistributed   Realized Gain/     Unrealized        Capital
                                         Ordinary      (Accumulated     Appreciation/        Loss
Fund                                      Income           Loss)       (Depreciation)    Carryforward
----                                  -------------   --------------   --------------   -------------
Banking Fund ......................      $294,395         $    --       $(12,951,778)   $ (31,527,165)(1)
Basic Materials Fund ..............            --              --         (7,987,816)     (11,899,551)(1)
Biotechnology Fund ................            --              --        (46,590,115)    (108,097,494)(1)
Consumer Products Fund ............        13,315              --         (2,296,525)      (9,640,891)(1)
Electronics Fund ..................            --              --        (25,265,078)    (124,347,883)(1)
Energy Fund .......................            --              --         (1,475,484)     (11,951,517)(1)
Energy Services Fund ..............            --              --        (26,236,368)     (46,530,345)(1)
Financial Services Fund ...........       267,224              --        (17,165,095)     (27,808,553)(1)
Health Care Fund ..................            --              --        (15,219,869)     (12,855,965)(1)
Internet Fund .....................            --              --          1,629,484      (32,699,552)(1)
Leisure Fund ......................            --              --         (2,234,341)     (13,138,791)(1)
Precious Metals Fund ..............            --              --         43,278,485      (37,345,666)(1)
Real Estate Fund ..................       192,808          36,608          1,213,056               --
Retailing Fund ....................            --              --        (16,428,071)     (17,603,046)(1)
Technology Fund ...................            --              --        (37,050,376)     (34,313,899)(1)
Telecommunications Fund ...........            --              --         (9,259,781)     (28,152,385)(1)
Transportation Fund ...............            --              --         (5,122,635)     (14,266,434)(1)
Utilities Fund ....................        72,339              --            134,944      (11,402,909)(1)

164

1    Banking Fund: $21,503,195 expires in 2009, $7,330,166 expires in 2010,
     $2,693,804 expires in 2011

     Basic Materials Fund: $3,102,537 expires in 2009, $1,922,768 expires in 2010, $6,874,246 expires in 2011

     Biotechnology Fund: $66,270,283 expires in 2010, $41,827,211 expires in
     2011

     Consumer Products Fund: $1,302,429 expires in 2008, $6,932,751 expires in 2009, $1,405,711 expires in 2011

     Electronics Fund: $26,624,901 expires in 2009, $71,114,792 expires in 2010, $4,632,927 expires in 2011, $21,975,263 expires in 2012

     Energy Fund: $47,184 expires in 2008, $142,288 expires in 2009, $6,287,410 expires in 2010, $5,474,635 expires in 2011

     Energy Services Fund: $364,446 expires in 2007, $7,012,158 expires in 2008, $18,272,026 expires in 2009, $8,605,776 expires in 2010, $1,565,855 expires in 2011, $10,710,084 expires in 2012

     Financial Services Fund: $11,011,358 expires in 2009, $16,797,195 expires in 2010

     Health Care Fund: $8,651,949 expires in 2010, $4,204,016 expires in 2011

     Internet Fund: $9,065,533 expires in 2009, $20,245,609 expires in 2010,
     $3,187,374 expires in 2011, $201,036 expires in 2012

     Leisure Fund: $189,716 expires in 2008, $6,347,300 expires in 2009, $5,084,685 expires in 2010, $1,440,998 expires in 2011, $76,092 expires in
     2012

     Precious Metals Fund: $4,444,957 expires in 2008, $17,957,165 expires in 2009, $8,817,763 expires in 2010, $6,125,781 expires in 2011

     Retailing Fund: $7,650,688 expires in 2009, $8,401,610 expires in 2010, $1,550,748 expires in 2011

     Technology Fund: $1,134,585 expires in 2009, $8,747,935 expires in 2010, $24,431,379 expires in 2011

     Telecommunications Fund: $21,523,697 expires in 2010, $6,628,688 expires in 2011

     Transportation Fund: $1,496,274 expires in 2008, $7,534,993 expires in 2009, $1,468,132 expires in 2010, $2,503,694 expires in 2011, $1,263,341 expires in 2012

     Utilities Fund: $1,847,877 expires in 2009, $6,727,713 expires in 2011, $2,827,319 expires in 2012

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At March 31, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                         Tax            Tax            Net
                                           Tax        Unrealized    Unrealized     Unrealized
Fund                                      Cost           Gain         (Loss)       Gain (Loss)
----                                  ------------   -----------   ------------   ------------
Banking Fund ......................   $ 30,940,244   $        --   $(12,951,778)  $(12,951,778)
Basic Materials Fund ..............     56,615,959            --     (7,987,816)    (7,987,816)
Biotechnology Fund ................    200,115,095            --    (46,590,115)   (46,590,115)
Consumer Products Fund ............     42,886,125            --     (2,296,525)    (2,296,525)
Electronics Fund ..................     75,926,106            --    (25,265,078)   (25,265,078)
Energy Fund .......................     74,814,462            --     (1,475,484)    (1,475,484)
Energy Services Fund ..............    101,639,404            --    (26,236,368)   (26,236,368)
Financial Services Fund ...........     94,637,129            --    (17,165,095)   (17,165,095)
Health Care Fund ..................     65,376,498            --    (15,219,869)   (15,219,869)
Internet Fund .....................     27,542,748     1,636,902         (7,418)     1,629,484
Leisure Fund ......................     69,120,427            --     (2,234,341)    (2,234,341)
Precious Metals Fund ..............    212,750,871    43,278,485             --     43,278,485
Real Estate Fund ..................     81,643,105     1,230,727        (17,671)     1,213,056
Retailing Fund ....................     46,427,915            --    (16,428,071)   (16,428,071)
Technology Fund ...................     73,282,081            --    (37,050,376)   (37,050,376)
Telecommunications Fund ...........     34,984,254            --     (9,259,781)    (9,259,781)
Transportation Fund ...............     13,777,389            --     (5,122,635)    (5,122,635)
Utilities Fund ....................     23,844,928       144,150         (9,206)       134,944

Post-October Losses Deferred

Pursuant to federal income tax regulations applicable to investment companies, the funds have elected to treat net capital losses realized between November 1 and March 31 of the following year as occurring on the first day of the next tax year (April 1). For the year ended March 31, 2004, $932,715, $2,859,255,
$44,776,162, $168,146, $1,934,656,

                                                               ANNUAL REPORT 165

$659,423, $2,237,616, $1,075,342, $407,498, $156,412, $2,840,374, $1,609,201,
$663,090, $169,531, and $841,116 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until the tax year ending March 31, 2005 for Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Healthcare Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Transportation Fund, and Utilities Fund, respectively.

4.   Repurchase Agreements

The Sector Funds transfer uninvested cash balances into a single joint account, along with uninvested cash balances of the Sector Rotation Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, and the Large-Cap Growth Fund (all included in the Trust, but contained in separate reports).The daily aggregate balance is invested in a repurchase agreement collateralized by obligations of U.S.Government Agencies.The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreement at maturity.

The repurchase agreement that was executed and outstanding as of March 31, 2004 was as follows:

Counterparty      Terms of Agreement    Face Value    Market Value   Maturity Value
------------      ------------------   ------------   ------------   --------------
U.S. Bank NA...   0.95% due 04/01/04    $17,723,153    $17,723,153     $17,723,614
                                                       -----------     -----------
                                                       $17,723,153     $17,723,614
                                                       ===========     ===========

As of March 31, 2004, the collateral for the repurchase agreement was as follows:

Security Type      Range of Rates    Par Value    Market Value
-------------      --------------   -----------   ------------
Ginnie Mae.....        3.607%       $17,687,000    $18,077,925
                                                   -----------
                                                   $18,077,925
                                                   ===========

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

166

5.   Securities Transactions

During the period ended March 31, 2004, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                               Basic          Bio-         Consumer
                               Banking       Materials     technology      Products      Electronics
                                Fund           Fund           Fund           Fund           Fund
                            ------------   ------------   ------------   ------------   ------------
Purchases ...............   $304,876,327   $507,129,667   $905,810,567   $234,941,402   $924,831,643
Sales ...................   $301,312,576   $468,997,355   $945,462,609   $204,512,746   $936,334,337

                                              Energy        Financial       Health
                               Energy        Services       Services         Care         Internet
                                Fund           Fund           Fund           Fund           Fund
                            ------------   ------------   ------------   ------------   ------------
Purchases ...............   $422,549,542   $424,867,007   $603,082,419   $496,453,840   $272,508,076
Sale ....................   $370,317,121   $367,885,957   $561,646,549   $492,156,674   $254,386,655

                                              Precious
                               Leisure         Metals        Real Estate      Retailing     Technology
                                Fund            Fund            Fund*           Fund           Fund
                            ------------   --------------   -------------   ------------   ------------
Purchases ...............   $362,986,334   $1,092,103,041    $130,351,488   $545,462,682   $878,897,493
Sales ...................   $305,156,476   $  986,451,887    $ 49,061,766   $540,623,469   $886,085,297

                                Tele-
                               commun-        Trans-
                               ications      portation      Utilities
                                Fund           Fund           Fund
                            ------------   ------------   ------------
Purchases ...............   $332,921,452   $170,878,559   $391,859,691
Sales ...................   $322,888,332   $168,333,311   $386,064,869

*    Since the commencement of operations: February 20, 2004.

                                                               ANNUAL REPORT 167


This page intentionally left blank.

168

6.   Share Transactions

The Trust is authorized to distribute an unlimited number of no par values shares. Transactions in shares for the period ended March 31, 2004 were:

Investor Class:

                                                               Basic          Bio-
                                                Banking      Materials     technology
                                                  Fund          Fund          Fund
                                              -----------   -----------   -----------
Shares Purchased ..........................    29,305,567    20,611,388    55,501,925
Purchased through Dividend Reinvestment ...        21,240         1,998            --
                                              -----------   -----------   -----------
Total Purchased ...........................    29,326,807    20,613,386    55,501,925
Shares Redeemed ...........................   (29,114,241)  (20,030,089)  (56,979,775)
                                              -----------   -----------   -----------
Net Shares Purchased (Redeemed) ...........       212,566       583,297    (1,477,850)
                                              ===========   ===========   ===========

                                                                            Precious
                                               Internet       Leisure        Metals
                                                  Fund          Fund          Fund
                                              -----------   -----------   -----------
Shares Purchased ..........................    10,328,468    20,010,992    60,465,084
Purchased through Dividend Reinvestment ...            --            --         1,027
                                              -----------   -----------   -----------
Total Purchased ...........................    10,328,468    20,010,992    60,466,111
Shares Redeemed ...........................   (10,062,830)  (19,496,218)  (57,926,677)
                                              -----------   -----------   -----------
Net Shares Purchased (Redeemed) ...........       265,638       514,774     2,539,434
                                              ===========   ===========   ===========

Advisor Class:

                                                               Basic        Bio-
                                                Banking      Materials   technology
                                                  Fund          Fund        Fund
                                              ----------    ----------   ----------
Shares Purchased ..........................    8,354,009     4,166,675    5,467,658
Purchased through Dividend Reinvestment ...        9,588         1,426           --
                                              ----------    ----------   ----------
Total Purchased ...........................    8,363,597     4,168,101    5,467,658
Shares Redeemed ...........................   (8,041,937)   (4,054,982)  (6,646,230)
                                              ----------    ----------   ----------
Net Shares Purchased (Redeemed) ...........      321,660       113,119   (1,178,572)
                                              ==========    ==========   ==========

                                                                          Precious
                                                Internet      Leisure      Metals
                                                  Fund          Fund       Fund*
                                              ----------    ----------   ----------
Shares Purchased ..........................    1,821,415     5,685,748    2,891,458
Purchased through Dividend Reinvestment ...           --            --           24
                                              ----------    ----------   ----------
Total Purchased ...........................    1,821,415     5,685,748    2,891,482
Shares Redeemed ...........................   (1,510,255)   (4,818,501)  (2,843,657)
                                              ----------    ----------   ----------
Net Shares Purchased (Redeemed) ...........      311,160       867,247       47,825
                                              ==========    ==========   ==========

*    Since the commencement of operations: August 1, 2003.

                                                               ANNUAL REPORT 169

Investor Class:

                                              Consumer                                   Energy      Financial       Health
                                              Products    Electronics      Energy       Services      Services        Care
                                                Fund          Fund          Fund          Fund          Fund          Fund
                                             ----------   -----------   -----------   -----------   -----------   -----------
Shares Purchased ..........................   7,588,839    97,206,931    43,036,804    27,532,018    62,655,161    40,582,183
Purchased through Dividend Reinvestment ...         272            --         6,458            --         6,535            --
                                             ----------   -----------   -----------   -----------   -----------   -----------
Total Purchased ...........................   7,589,111    97,206,931    43,043,262    27,532,018    62,661,696    40,582,183
Shares Redeemed ...........................  (7,003,713)  (97,683,758)  (38,402,713)  (27,969,595)  (60,428,933)  (40,452,245)
                                             ----------   -----------   -----------   -----------   -----------   -----------
Net Shares Purchased (Redeemed) ...........     585,398      (476,827)    4,640,549      (437,577)    2,232,763       129,938
                                             ==========   ===========   ===========   ===========   ===========   ===========

                                                                             Tele-
                                                                             commu-        Trans-
                                               Retailing     Technology    nications     portation     Utilities
                                                  Fund          Fund          Fund          Fund          Fund
                                              -----------   -----------   -----------   -----------   -----------
Shares Purchased ..........................    64,015,398    62,209,751    30,293,759    11,392,455    21,344,704
Purchased through Dividend Reinvestment ...            --            --         1,906            --        23,492
                                              -----------   -----------   -----------   -----------   -----------
Total Purchased ...........................    64,015,398    62,209,751    30,295,665    11,392,455    21,368,196
Shares Redeemed ...........................   (63,386,483)  (61,881,539)  (32,100,045)  (11,382,778)  (22,263,408)
                                              -----------   -----------   -----------   -----------   -----------
Net Shares Purchased (Redeemed) ...........       628,915       328,212    (1,804,380)        9,677      (895,212)
                                              ===========   ===========   ===========   ===========   ===========

Advisor Class:

                                               Consumer                                Energy      Financial      Health
                                               Products   Electronics     Energy      Services     Services        Care
                                                 Fund         Fund         Fund         Fund         Fund          Fund
                                              ----------   -----------   ----------   ----------   ----------   -----------
Shares Purchased ..........................    3,619,311    10,258,033    6,143,268    4,161,536    9,592,691     9,867,577
Purchased through Dividend Reinvestment ...        1,325            --          309           --       13,512            --
                                              ----------   -----------   ----------   ----------   ----------   -----------
Total Purchased ...........................    3,620,636    10,258,033    6,143,577    4,161,536    9,606,203     9,867,577
Shares Redeemed ...........................   (3,601,289)  (10,939,877)  (6,540,008)  (3,313,313)  (7,843,675)  (10,207,863)
                                              ----------   -----------   ----------   ----------   ----------   -----------
Net Shares Purchased (Redeemed) ...........       19,347      (681,844)    (396,431)     848,223    1,762,528      (340,286)
                                              ==========   ===========   ==========   ==========   ==========   ===========

                                                                             Tele-
                                                                            commu-       Trans-
                                               Retailing     Technology    nications    portation    Utilities
                                                 Fund          Fund          Fund         Fund         Fund
                                              -----------   -----------   ----------   ----------   ----------
Shares Purchased ..........................    11,383,651     9,285,597    2,417,651    4,599,067    7,048,391
Purchased through Dividend Reinvestment ...            --            --          846           --        4,166
                                              -----------   -----------   ----------   ----------   ----------
Total Purchased ...........................    11,383,651     9,285,597    2,418,497    4,599,067    7,052,557
Shares Redeemed ...........................   (11,909,168)  (10,069,987)  (2,203,474)  (5,103,040)  (7,416,205)
                                              -----------   -----------   ----------   ----------   ----------
Net Shares Purchased (Redeemed) ...........      (525,517)     (784,390)     215,023     (503,973)    (363,648)
                                              ===========   ===========   ==========   ==========   ==========

170

C-Class:

                                                              Basic        Bio-
                                                Banking     Materials   technology
                                                 Fund         Fund         Fund
                                              ----------   ----------   ----------
Shares Purchased ..........................    5,623,221    2,071,086    2,625,351
Purchased through Dividend Reinvestment ...        5,862          234           --
                                              ----------   ----------   ----------
Total Purchased ...........................    5,629,083    2,071,320    2,625,351
Shares Redeemed ...........................   (5,454,395)  (1,908,446)  (2,570,067)
                                              ----------   ----------   ----------
Net Shares Purchased (Redeemed) ...........      174,688      162,874       55,284
                                              ==========   ==========   ==========

                                                                       Precious
                                              Internet     Leisure      Metals
                                                Fund        Fund         Fund
                                              --------   ----------   ----------
Shares Purchased ..........................    809,388    1,193,130    2,089,399
Purchased through Dividend Reinvestment ...         --           --           69
                                              --------   ----------   ----------
Total Purchased ...........................    809,388    1,193,130    2,089,468
Shares Redeemed ...........................   (776,125)  (1,118,911)  (1,754,060)
                                              --------   ----------   ----------
Net Shares Purchased (Redeemed) ...........     33,263       74,219      335,408
                                              ========   ==========   ==========

H-Class:

                                              Real Estate
                                                 Fund*
                                              -----------
Shares Purchased ..........................    4,553,101
Purchased through Dividend Reinvestment ...           --
                                              ----------
Total Purchased ...........................    4,553,101
Shares Redeemed ...........................   (1,704,781)
                                              ----------
Net Shares Purchased ......................    2,848,320
                                              ==========

Transactions in shares for the year ended March 31, 2003, were:

Investor Class:

                                                               Basic         Bio-
                                                Banking      Materials     technology
                                                  Fund         Fund+          Fund
                                              -----------   -----------   -----------
Shares Purchased ..........................    53,790,341    23,176,880    59,629,471
Purchased through Dividend Reinvestment ...        33,658         2,832            --
                                              -----------   -----------   -----------
Total Purchased ...........................    53,823,999    23,179,712    59,629,471
Shares Redeemed ...........................   (56,177,271)  (24,865,080)  (62,014,921)
                                              -----------   -----------   -----------
Net Shares Redeemed .......................    (2,353,272)   (1,685,368)   (2,385,450)
                                              ===========   ===========   ===========

*    Since the commencement of operations: February 20, 2004--Real Estate Fund.

+ Per share amounts for the year ended March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

                                                               ANNUAL REPORT 171

C-Class:

                                               Consumer                                 Energy      Financial     Health
                                               Products    Electronics     Energy      Services     Services       Care
                                                 Fund          Fund         Fund         Fund         Fund         Fund
                                              ----------   -----------   ----------   ----------   ----------   ----------
Shares Purchased ..........................    1,412,449    4,994,160     3,766,553    1,831,031    3,297,493    5,281,351
Purchased through Dividend Reinvestment ...           28           --           758           --          497           --
                                              ----------   ----------    ----------   ----------   ----------   ----------
Total Purchased ...........................    1,412,477    4,994,160     3,767,311    1,831,031    3,297,990    5,281,351
Shares Redeemed ...........................   (1,288,543)  (5,027,603)   (3,371,400)  (1,811,384)  (3,120,443)  (5,091,497)
                                              ----------   ----------    ----------   ----------   ----------   ----------
Net Shares Purchased (Redeemed) ...........      123,934      (33,443)      395,911       19,647      177,547      189,854
                                              ==========   ==========    ==========   ==========   ==========   ==========

                                                                                         Tele-
                                                                                         commu-       Trans-
                                              Real Estate    Retailing    Technology    nications   portation    Utilities
                                                 Fund*         Fund          Fund         Fund         Fund        Fund
                                              -----------   ----------   -----------   ----------   ---------   ----------
Shares Purchased ..........................     518,598      2,829,150    26,695,477    3,064,162    822,636     2,580,705
Purchased through Dividend Reinvestment ...          --             --            --          260         --         3,675
                                               --------     ----------   -----------   ----------   --------    ----------
Total Purchased ...........................     518,598      2,829,150    26,695,477    3,064,422    822,636     2,584,380
Shares Redeemed ...........................    (234,654)    (2,632,277)  (26,658,185)  (3,058,981)  (890,806)   (2,561,542)
                                               --------     ----------   -----------   ----------   --------    ----------
Net Shares Purchased (Redeemed) ...........     283,944        196,873        37,292        5,441    (68,170)       22,838
                                               ========     ==========   ===========   ==========   ========    ==========

Investor Class:

                                               Consumer                                     Energy       Financial       Health
                                               Products      Electronics      Energy       Services      Services         Care
                                                 Fund+          Fund           Fund         Fund+          Fund           Fund
                                              -----------   ------------   -----------   -----------   ------------   -----------
Shares Purchased ..........................    13,698,087    150,628,344    36,631,701    18,199,897    110,594,671    71,257,046
Purchased through Dividend Reinvestment ...         1,451             --           589            --          3,076            --
                                              -----------   ------------   -----------   -----------   ------------   -----------
Total Purchased ...........................    13,699,538    150,628,344    36,632,290    18,199,897    110,597,747    71,257,046
Shares Redeemed ...........................   (14,421,649)  (152,409,245)  (38,920,384)  (19,641,645)  (112,186,371)  (71,613,117)
                                              -----------   ------------   -----------   -----------   ------------   -----------
Net Shares Redeemed .......................      (722,111)    (1,780,901)   (2,288,094)   (1,441,748)    (1,588,624)     (356,071)
                                              ===========   ============   ===========   ===========   ============   ===========

172

                                                                          Precious
                                               Internet      Leisure       Metals
                                                 Fund         Fund+         Fund
                                              ----------   -----------   -----------
Shares Purchased ..........................    9,826,143    16,246,563    44,600,033
Purchased through Dividend Reinvestment ...           --            --            --
                                              ----------   -----------   -----------
Total Purchased ...........................    9,826,143    16,246,563    44,600,033
Shares Redeemed ...........................   (9,765,179)  (16,593,130)  (43,929,716)
                                              ----------   -----------   -----------
Net Shares Purchased (Redeemed) ...........       60,964      (346,567)      670,317
                                              ==========   ===========   ===========

Advisor Class:

                                                               Basic         Bio-
                                                Banking      Materials    technology
                                                 Fund          Fund+         Fund
                                              -----------   -----------   ----------
Shares Purchased ..........................    16,243,287     4,207,440    7,687,002
Purchased through Dividend Reinvestment ...        28,865           253           --
                                              -----------    ----------   ----------
Total Purchased ...........................    16,272,152     4,207,693    7,687,002
Shares Redeemed ...........................   (18,984,895)   (5,354,525)  (6,896,705)
                                              -----------    ----------   ----------
Net Shares Purchased (Redeemed) ...........    (2,712,743)   (1,146,832)     790,297
                                              ===========    ==========   ==========

                                                Internet      Leisure      Retailing
                                                  Fund         Fund+         Fund
                                              -----------   -----------   -----------
Shares Purchased ..........................    3,197,287     2,412,445     7,022,075
Purchased through Dividend Reinvestment ...           --            --            --
                                              ----------    ----------    ----------
Total Purchased ...........................    3,197,287     2,412,445     7,022,075
Shares Redeemed ...........................   (3,174,642)   (2,605,037)   (8,558,981)
                                              ----------    ----------    ----------
Net Shares Purchased (Redeemed) ...........       22,645      (192,592)   (1,536,906)
                                              ==========    ==========    ==========

C Class:

                                                               Basic          Bio-
                                                Banking      Materials     technology
                                                  Fund         Fund+          Fund
                                              -----------   -----------    ----------
Shares Purchased ..........................    1,907,925      440,990       1,763,096
Purchased through Dividend Reinvestment ...        1,166           34              --
                                              ----------     --------      ----------
Total Purchased ...........................    1,909,091      441,024       1,763,096
Shares Redeemed ...........................   (1,900,146)    (445,429)     (1,686,109)
                                              ----------     --------      ----------
Net Shares Purchased (Redeemed) ...........        8,945       (4,405)         76,987
                                              ==========     ========      ==========

+ Per share amounts for the year ended March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

                                                               ANNUAL REPORT 173

                                                                              Tele-
                                                                              commu-        Trans-
                                                Retailing     Technology    nications     portation     Utilities
                                                  Fund           Fund         Fund+         Fund+         Fund+
                                               ----------    -----------   -----------   ----------    -----------
Shares Purchased ..........................    105,648,234    89,643,821    41,841,592    17,618,057    28,888,257
Purchased through Dividend Reinvestment ...             --            --            --            --        17,141
                                              ------------   -----------   -----------   -----------   -----------
Total Purchased ...........................    105,648,234    89,643,821    41,841,592    17,618,057    28,905,398
Shares Redeemed ...........................   (107,225,305)  (91,726,006)  (41,229,651)  (18,427,906)  (29,339,007)
                                              ------------   -----------   -----------   -----------   -----------
Net Shares Purchased (Redeemed) ...........     (1,577,071)   (2,082,185)      611,941      (809,849)     (433,609)
                                              ============   ===========   ===========   ===========   ===========

Advisor Class:

                                               Consumer                                     Energy      Financial      Health
                                               Products      Electronics      Energy       Services      Services       Care
                                                 Fund+           Fund          Fund         Fund+          Fund         Fund
                                              ---------      -----------   -----------   ----------    ----------    -----------
Shares Purchased ..........................    5,716,227      9,483,776     10,173,332    8,927,113     6,397,464     13,305,753
Purchased through Dividend Reinvestment ...        1,750             --            838           --         4,165             --
                                              ----------     ----------    -----------   ----------    ----------    -----------
Total Purchased ...........................    5,717,977      9,483,776     10,174,170    8,927,113     6,401,629     13,305,753
Shares Redeemed ...........................   (6,909,980)    (9,118,402)   (10,225,689)  (9,810,164)   (8,473,228)   (13,382,932)
                                              ----------     ----------    -----------   ----------    ----------    -----------
Net Shares Purchased (Redeemed) ...........   (1,192,003)       365,374        (51,519)    (883,051)   (2,071,599)       (77,179)
                                              ==========     ==========    ===========   ==========    ==========    ===========

                                                                Tele-
                                                                commu-        Trans-
                                               Technology     nications     portation     Utilities
                                                  Fund          Fund+         Fund+         Fund+
                                              -----------    ----------    ----------    ----------
Shares Purchased ..........................    11,792,419     9,146,007     4,960,127     4,706,225
Purchased through Dividend Reinvestment ...            --            --            --         3,428
                                              -----------    ----------    ----------    ----------
Total Purchased ...........................    11,792,419     9,146,007     4,960,127     4,709,653
Shares Redeemed ...........................   (11,784,605)   (9,117,683)   (5,904,770)   (4,810,484)
                                              -----------    ----------    ----------    ----------
Net Shares Purchased (Redeemed) ...........         7,814        28,324      (944,643)     (100,831)
                                              ===========    ==========    ==========    ==========

C Class:

                                              Consumer                               Energy    Financial     Health
                                              Products   Electronics     Energy     Services    Services      Care
                                               Fund+         Fund         Fund       Fund+        Fund        Fund
                                              --------   ----------    ----------   --------   ----------   ----------
Shares Purchased ..........................    469,107    5,466,495     1,324,101    751,233    1,484,264    3,155,903
Purchased through Dividend Reinvestment ...        154           --            19         --          126           --
                                              --------   ----------    ----------   --------   ----------   ----------
Total Purchased ...........................    469,261    5,466,495     1,324,120    751,233    1,484,390    3,155,903
Shares Redeemed ...........................   (479,829)  (5,370,678)   (1,188,921)  (744,427)  (1,507,023)  (3,205,658)
                                              --------   ----------    ----------   --------   ----------   ----------
Net Shares Purchased (Redeemed) ...........    (10,568)      95,817       135,199      6,806      (22,633)     (49,755)
                                              ========   ==========    ==========   ========   ==========   ==========

174

                                                                    Precious
                                              Internet   Leisure     Metals
                                                Fund       Fund+      Fund
                                              --------   --------   --------
Shares Purchased ..........................    793,086    266,172    974,657
Purchased through Dividend Reinvestment ...         --         --         --
                                              --------   --------   --------
Total Purchased ...........................    793,086    266,172    974,657
Shares Redeemed ...........................   (786,341)  (267,756)  (925,885)
                                              --------   --------   --------
Net Shares Purchased (Redeemed) ...........      6,745     (1,584)    48,772
                                              ========   ========   ========

Transactions in dollars for the period ended March 31, 2004 were:

Investor Class:

                                                                  Basic            Bio-
                                                 Banking        Materials       technology
                                                  Fund            Fund             Fund
                                              -------------   -------------   ---------------
Shares Purchased ..........................   $ 263,796,205   $ 473,178,311   $ 1,031,631,184
Purchased through Dividend Reinvestment ...         203,266          44,847                --
                                              -------------   -------------   ---------------
Total Purchased ...........................     263,999,471     473,223,158     1,031,631,184
Shares Redeemed ...........................    (263,744,420)   (449,151,836)   (1,051,806,619)
                                              -------------   -------------   ---------------
Net Change ................................   $     255,051   $  24,071,322   $   (20,175,435)
                                              =============   =============   ===============

                                                                                 Precious
                                                Internet         Leisure          Metals
                                                  Fund            Fund             Fund
                                              -------------   -------------   ---------------
Shares Purchased ..........................   $ 307,483,479   $ 316,109,325   $ 2,222,457,741
Purchased through Dividend Reinvestment ...              --              --            46,062
                                              -------------   -------------   ---------------
Total Purchased ...........................     307,483,479     316,109,325     2,222,503,803
Shares Redeemed ...........................    (300,417,421)   (293,974,669)   (2,126,062,885)
                                              -------------   -------------   ---------------
Net Change ................................   $   7,066,058   $  22,134,656   $    96,440,918
                                              =============   =============   ===============

Advisor Class:

                                                                  Basic           Bio-
                                                 Banking        Materials      technology
                                                  Fund            Fund            Fund
                                              ------------    ------------   -------------
Shares Purchased ..........................   $ 72,237,973    $ 92,130,121   $  94,623,436
Purchased through Dividend Reinvestment ...         88,307          31,221              --
                                              ------------    ------------   -------------
Total Purchased ...........................     72,326,280      92,161,342      94,623,436
Shares Redeemed ...........................    (70,212,037)    (82,034,028)   (113,174,050)
                                              ------------    ------------   -------------
Net Change ................................   $  2,114,243    $ 10,127,314   $ (18,550,614)
                                              ============    ============   =============

+ Per share amounts for the year ended March 31, 2003 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

                                                               ANNUAL REPORT 175

                                                                            Tele-
                                              Retailing    Technology   communications   Transportation    Utilities
                                                Fund          Fund          Fund+             Fund+          Fund+
                                              ----------   ----------   --------------   --------------   ----------
Shares Purchased ..........................    1,400,441    6,719,376      1,326,761         457,416       2,047,356
Purchased through Dividend Reinvestment ...           --           --             --              --             692
                                              ----------   ----------     ----------        --------      ----------
Total Purchased ...........................    1,400,441    6,719,376      1,326,761         457,416       2,048,048
Shares Redeemed ...........................   (1,482,800)  (6,696,317)    (1,249,369)       (454,386)     (1,996,727)
                                              ----------   ----------     ----------        --------      ----------
Net Change ................................      (82,359)      23,059         77,392           3,030          51,321
                                              ==========   ==========     ==========        ========      ==========

Investor Class:

                                                 Consumer                                           Energy         Financial
                                                 Products        Electronics        Energy         Services         Services
                                                   Fund             Fund             Fund            Fund            Fund
                                              -------------   ---------------   -------------   -------------   -------------
Shares Purchased ..........................   $ 196,708,966   $ 1,182,685,864   $ 461,186,112   $ 512,981,517   $ 594,476,418
Purchased through Dividend Reinvestment ...           7,015                --          63,093              --          64,634
                                              -------------   ---------------   -------------   -------------   -------------
Total Purchased ...........................     196,715,981     1,182,685,864     461,249,205     512,981,517     594,541,052
Shares Redeemed ...........................    (175,988,859)   (1,185,302,845)   (408,781,015)   (478,723,101)   (571,461,138)
                                              -------------   ---------------   -------------   -------------   -------------
Net Change ................................   $  20,727,122   $    (2,616,981)  $  52,468,190   $  34,258,416   $  23,079,914
                                              =============   ===============   =============   =============   =============

                                                  Health
                                                   Care
                                                   Fund
                                              -------------
Shares Purchased ..........................   $ 461,247,376
Purchased through Dividend Reinvestment ...              --
                                              -------------
Total Purchased ...........................     461,247,376
Shares Redeemed ...........................    (457,266,075)
                                              -------------
Net Change ................................   $   3,981,301
                                              =============

                                                                                   Tele-
                                                Retailing       Technology    communications   Transportation     Utilities
                                                  Fund            Fund             Fund             Fund            Fund
                                              -------------   -------------   --------------   --------------   -------------
Shares Purchased ..........................   $ 638,371,020   $ 633,656,147    $ 389,067,784    $ 145,359,648   $ 362,548,312
Purchased through Dividend Reinvestment ...              --              --           25,451               --         437,425
                                              -------------   -------------    -------------    -------------   -------------
Total Purchased ...........................     638,371,020     633,656,147      389,093,235      145,359,648     362,985,737
Shares Redeemed ...........................    (630,825,978)   (631,881,342)    (386,492,605)    (142,810,388)   (356,854,893)
                                              -------------   -------------    -------------    -------------   -------------
Net Change ................................   $   7,545,042   $   1,774,805    $   2,600,630    $   2,549,260   $   6,130,844
                                              =============   =============    =============    =============   =============

Advisor Class:

                                                Consumer                                       Energy       Financial
                                                Products      Electronics       Energy        Services       Services
                                                  Fund           Fund            Fund           Fund           Fund
                                              ------------   -------------   ------------   ------------   ------------
Shares Purchased ..........................   $ 70,622,826   $ 118,356,865   $ 62,110,100   $ 79,146,593   $ 92,754,854
Purchased through Dividend Reinvestment ...         33,452              --          2,956             --        131,474
                                              ------------   -------------   ------------   ------------   ------------
Total Purchased ...........................     70,656,278     118,356,865     62,113,056     79,146,593     92,886,328
Shares Redeemed ...........................    (64,068,113)   (126,081,528)   (65,939,874)   (57,562,377)   (75,838,329)
                                              ------------   -------------   ------------   ------------   ------------
Net Change ................................   $  6,588,165   $  (7,724,663)  $ (3,826,818)  $ 21,584,216   $ 17,047,999
                                              ============   =============   ============   ============   ============

                                                  Health
                                                   Care
                                                   Fund
                                              -------------
Shares Purchased ..........................   $ 109,155,775
Purchased through Dividend Reinvestment ...              --
                                              -------------
Total Purchased ...........................     109,155,775
Shares Redeemed ...........................    (110,591,221)
                                              -------------
Net Change ................................   $  (1,435,446)
                                              =============

176

                                                                               Precious
                                                Internet        Leisure         Metals
                                                  Fund           Fund           Fund**
                                              ------------   ------------   -------------
Shares Purchased ..........................   $ 52,850,390   $112,989,606   $ 114,284,635
Purchased through Dividend Reinvestment ...             --             --           1,084
                                              ------------   ------------   -------------
Total Purchased ...........................     52,850,390    112,989,606     114,285,719
Shares Redeemed ...........................    (42,633,764)   (78,428,491)   (113,643,013)
                                              ------------   ------------   -------------
Net Change ................................   $ 10,216,626   $ 34,561,115   $     642,706
                                              ============   ============   =============

C-Class:

                                                                 Basic          Bio-
                                                 Banking       Materials     technology
                                                  Fund           Fund           Fund
                                              ------------   ------------   ------------
Shares Purchased ..........................   $ 50,411,033   $ 47,893,683   $ 47,745,758
Purchased through Dividend Reinvestment ...         54,225          5,100             --
                                              ------------   ------------   ------------
Total Purchased ...........................     50,465,258     47,898,783     47,745,758
Shares Redeemed ...........................    (49,129,264)   (43,555,515)   (46,052,318)
                                              ------------   ------------   ------------
Net Change ................................   $  1,335,994   $  4,343,268   $  1,693,440
                                              ============   ============   ============

                                                                              Precious
                                                Internet        Leisure        Metals
                                                  Fund           Fund           Fund
                                              ------------   ------------   ------------
Shares Purchased ..........................   $ 25,321,387   $ 26,328,135   $ 74,911,860
Purchased through Dividend Reinvestment ...             --             --          3,010
                                              ------------   ------------   ------------
Total Purchased ...........................     25,321,387     26,328,135     74,914,870
Shares Redeemed ...........................    (24,193,100)   (24,356,804)   (62,325,519)
                                              ------------   ------------   ------------
Net Change ................................   $  1,128,287   $  1,971,331   $ 12,589,351
                                              ============   ============   ============

H-Class:

                                               Real Estate
                                                  Fund*
                                              ------------
Shares Purchased ..........................   $118,721,497
Purchased through Dividend Reinvestment ...             --
                                              ------------
Total Purchased ...........................    118,721,497
Shares Redeemed ...........................    (44,171,731)
                                              ------------
Net Change ................................   $ 74,549,766
                                              ============

*    Since the commencement of operations: February 20, 2004.

**   Since the commencement of operations: August 1, 2003.

                                                               ANNUAL REPORT 177

                                                                                Tele-
                                                                                commu-         Trans-
                                                Retailing      Technology      nications      portation      Utilities
                                                   Fund           Fund           Fund           Fund           Fund
                                              -------------   ------------   ------------   ------------   ------------
Shares Purchased ..........................   $ 116,765,742   $ 92,267,160   $ 32,832,108   $ 61,633,336   $ 94,834,457
Purchased through Dividend Reinvestment ...              --             --         11,021             --         75,949
                                              -------------   ------------   ------------   ------------   ------------
Total Purchased ...........................     116,765,742     92,267,160     32,843,129     61,633,336     94,910,406
Shares Redeemed ...........................    (120,895,914)   (99,609,652)   (27,160,685)   (61,674,390)   (97,729,716)
                                              -------------   ------------   ------------   ------------   ------------
Net Change ................................   $  (4,130,172)  $ (7,342,492)  $  5,682,444   $    (41,054)  $ (2,819,310)
                                              =============   ============   ============   ============   ============

C-Class:

                                                Consumer                                     Energy        Financial      Health
                                                Products     Electronics      Energy        Services       Services        Care
                                                  Fund          Fund           Fund           Fund           Fund          Fund
                                              ------------  ------------   ------------   ------------   ------------  ------------
Shares Purchased ..........................   $ 36,489,048  $ 59,217,693   $ 40,063,775   $ 35,220,082   $ 32,748,098  $ 59,658,401
Purchased through Dividend Reinvestment ...            712            --          7,225             --          4,814            --
                                              ------------  ------------   ------------   ------------   ------------  ------------
Total Purchased ...........................     36,489,760    59,217,693     40,071,000     35,220,082     32,752,912    59,658,401
Shares Redeemed ...........................    (32,771,945)  (59,966,230)   (36,159,264)   (33,279,811)   (31,113,073)  (57,672,536)
                                              ------------  ------------   ------------   ------------   ------------  ------------
Net Change ................................   $  3,717,815  $   (748,537)  $  3,911,736   $  1,940,271   $  1,639,839  $  1,985,865
                                              ============  ============   ============   ============   ============  ============

                                                                                           Telecommu-       Trans-
                                              Real Estate    Retailing      Technology      nications      portation     Utilities
                                                 Fund*         Fund            Fund           Fund           Fund          Fund
                                              -----------  ------------   -------------   ------------   ------------  ------------
Shares Purchased ..........................   $13,513,589  $ 29,035,589   $ 252,095,654   $ 41,389,566   $ 14,099,458  $ 46,841,485
Purchased through Dividend Reinvestment ...            --            --              --          3,392             --        65,998
                                              -----------  ------------   -------------   ------------   ------------  ------------
Total Purchased ...........................    13,513,589    29,035,589     252,095,654     41,392,958     14,099,458    46,907,483
Shares Redeemed ...........................    (6,081,457)  (27,151,949)   (252,863,523)   (39,352,247)   (13,937,471)  (44,369,736)
                                              -----------  ------------   -------------   ------------   ------------  ------------
Net Change ................................   $ 7,432,132  $  1,883,640   $    (767,869)  $  2,040,711   $    161,987  $  2,537,747
                                              ===========  ============   =============   ============   ============  ============

178

Transactions in dollars for the year ended March 31, 2003 were:

Investor Class:

                                                                  Basic            Bio-
                                                 Banking        Materials       technology
                                                  Fund            Fund             Fund
                                              -------------   -------------   -------------
Shares Purchased ..........................   $ 445,827,706   $ 482,561,832   $ 873,455,045
Purchased through Dividend Reinvestment ...         261,521          53,699              --
                                              -------------   -------------   -------------
Total Purchased ...........................     446,089,227     482,615,531     873,455,045
Shares Redeemed ...........................    (463,817,307)   (514,641,516)   (903,789,059)
                                              -------------   -------------   -------------
Net Change ................................   $ (17,728,080)  $ (32,025,985)  $ (30,334,014)
                                              =============   =============   =============

                                                                                 Precious
                                                 Internet        Leisure          Metals
                                                  Fund            Fund             Fund
                                              -------------   -------------   ---------------
Shares Purchased ..........................   $ 208,471,129   $ 350,405,768   $ 1,285,154,394
Purchased through Dividend Reinvestment ...              --              --                --
                                              -------------   -------------   ---------------
Total Purchased ...........................     208,471,129     350,405,768     1,285,154,394
Shares Redeemed ...........................    (207,528,245)   (356,786,581)   (1,257,328,625)
                                              -------------   -------------   ---------------
Net Change ................................   $     942,884   $  (6,380,813)  $    27,825,769
                                              =============   =============   ===============

Advisor Class:

                                                                  Basic            Bio-
                                                 Banking        Materials       technology
                                                  Fund            Fund             Fund
                                              -------------   -------------   -------------
Shares Purchased ..........................   $ 132,679,487   $  85,554,061   $ 105,695,226
Purchased through Dividend Reinvestment ...         217,351           4,701              --
                                              -------------   -------------   -------------
Total Purchased ...........................     132,896,838      85,558,762     105,695,226
Shares Redeemed ...........................    (152,116,630)   (109,813,788)    (93,483,378)
                                              -------------   -------------   -------------
Net Change ................................   $ (19,219,792)  $ (24,255,026)  $  12,211,848
                                              =============   =============   =============



                                                Internet        Leisure       Retailing
                                                  Fund           Fund           Fund
                                              ------------   ------------   ------------
Shares Purchased ..........................   $ 70,134,024   $ 52,911,899   $ 63,273,813
Purchased through Dividend Reinvestment ...             --             --             --
                                              ------------   ------------   ------------
Total Purchased ...........................     70,134,024     52,911,899     63,273,813
Shares Redeemed ...........................    (67,064,784)   (58,409,721)   (81,283,745)
                                              ------------   ------------   ------------
Net Change ................................   $  3,069,240   $ (5,497,822)  $(18,009,932)
                                              ============   ============   ============

                                                               ANNUAL REPORT 179

Investor Class:

                                                 Consumer                                           Energy        Financial
                                                 Products       Electronics         Energy         Services        Services
                                                  Fund             Fund              Fund            Fund           Fund
                                              -------------   ---------------   -------------   -------------   -------------
Shares Purchased ..........................   $ 324,057,874   $ 1,522,438,055   $ 346,034,744   $ 344,775,885   $ 946,033,380
Purchased through Dividend Reinvestment ...          32,911                --           5,209              --          25,989
                                              -------------   ---------------   -------------   -------------   -------------
Total Purchased ...........................     324,090,785     1,522,438,055     346,039,953     344,775,885     946,059,369
Shares Redeemed ...........................    (339,391,595)   (1,545,768,499)   (367,801,763)   (372,587,206)   (957,476,158)
                                              -------------   ---------------   -------------   -------------   -------------
Net Change ................................   $ (15,300,810)  $   (23,330,444)  $ (21,761,810)  $ (27,811,321)  $ (11,416,789)
                                              =============   ===============   =============   =============   =============

                                                  Health
                                                   Care
                                                   Fund
                                              -------------
Shares Purchased ..........................   $ 687,229,053
Purchased through Dividend Reinvestment ...              --
                                              -------------
Total Purchased ...........................     687,229,053
Shares Redeemed ...........................    (687,154,016)
                                              -------------
Net Change ................................   $      75,037
                                              =============

                                                                                  Tele-
                                                                                  commu-          Trans-
                                                Retailing       Technology      nications       portation       Utilities
                                                  Fund            Fund            Fund            Fund            Fund
                                              -------------   -------------   -------------   -------------   -------------
Shares Purchased ..........................   $ 970,145,805   $ 695,156,775   $ 451,816,605   $ 317,550,530   $ 527,908,429
Purchased through Dividend Reinvestment ...              --              --              --              --         284,885
                                              -------------   -------------   -------------   -------------   -------------
Total Purchased ...........................     970,145,805     695,156,775     451,816,605     317,550,530     528,193,314
Shares Redeemed ...........................    (983,180,224)   (714,120,317)   (442,375,031)   (329,571,936)   (536,758,603)
                                              -------------   -------------   -------------   -------------   -------------
Net Change ................................   $ (13,034,419)  $ (18,963,542)  $   9,441,574   $ (12,021,406)  $  (8,565,289)
                                              =============   =============   =============   =============   =============

Advisor Class:

                                                 Consumer                                       Energy        Financial
                                                 Products      Electronics      Energy         Services       Services
                                                  Fund            Fund           Fund            Fund           Fund
                                              -------------   ------------   ------------   -------------   ------------
Shares Purchased ..........................   $ 135,252,100   $ 88,503,612   $ 95,385,337   $ 166,344,712   $ 56,995,595
Purchased through Dividend Reinvestment ...          38,954             --          7,277              --         34,690
                                              -------------   ------------   ------------   -------------   ------------
Total Purchased ...........................     135,291,054     88,503,612     95,392,614     166,344,712     57,030,285
Shares Redeemed ...........................    (161,132,182)   (84,649,411)   (94,658,264)   (180,400,292)   (75,253,310)
                                              -------------   ------------   ------------   -------------   ------------
Net Change ................................   $ (25,841,128)  $  3,854,201   $    734,350   $ (14,055,580)  $(18,223,025)
                                              =============   ============   ============   =============   ============

                                                  Health
                                                   Care
                                                   Fund
                                              -------------
Shares Purchased ..........................   $ 121,776,181
Purchased through Dividend Reinvestment ...              --
                                              -------------
Total Purchased ...........................     121,776,181
Shares Redeemed ...........................    (122,710,756)
                                              -------------
Net Change ................................   $    (934,575)
                                              =============

                                                                 Tele-
                                                                 commu-         Trans-
                                               Technology      nications      portation      Utilities
                                                 Fund            Fund           Fund           Fund
                                              ------------   ------------   ------------   ------------
Shares Purchased ..........................   $ 89,067,112   $ 94,812,121   $ 80,017,567   $ 82,313,495
Purchased through Dividend Reinvestment ...             --             --             --         56,158
                                              ------------   ------------   ------------   ------------
Total Purchased ...........................     89,067,112     94,812,121     80,017,567     82,369,653
Shares Redeemed ...........................    (90,319,054)   (95,071,065)   (97,007,029)   (83,957,597)
                                              ------------   ------------   ------------   ------------
Net Change ................................   $ (1,251,942)  $   (258,944)  $(16,989,462)  $ (1,587,944)
                                              ============   ============   ============   ============

180

C-Class:

                                                                Basic          Bio-
                                                 Banking      Materials     technology
                                                  Fund           Fund          Fund
                                              ------------   -----------   ------------
Shares Purchased ..........................   $ 15,840,535   $ 9,180,208   $ 24,842,016
Purchased through Dividend Reinvestment ...          8,881           638             --
                                              ------------   -----------   ------------
Total Purchased ...........................     15,849,416     9,180,846     24,842,016
Shares Redeemed ...........................    (15,788,107)   (9,170,454)   (23,626,946)
                                              ------------   -----------   ------------
Net Change ................................   $     61,309   $    10,392   $  1,215,070
                                              ============   ===========   ============


                                                                             Precious
                                                Internet       Leisure        Metals
                                                  Fund           Fund          Fund
                                              ------------   -----------   ------------
Shares Purchased ..........................   $ 16,743,908   $ 5,979,399   $ 28,203,728
Purchased through Dividend Reinvestment ...             --            --             --
                                              ------------   -----------   ------------
Total Purchased ...........................     16,743,908     5,979,399     28,203,728
Shares Redeemed ...........................    (16,786,993)   (5,898,080)   (26,905,940)
                                              ------------   -----------   ------------
Net Change ................................   $    (43,085)  $    81,319   $  1,297,788
                                              ============   ===========   ============

7. Net Assets

At March 31, 2004, net assets consisted of:

                                                                 Basic           Bio-
                                                 Banking       Materials      technology
                                                  Fund           Fund           Fund
                                              ------------   ------------   -------------
Paid-In-Capital ...........................   $ 62,229,950   $ 68,429,818   $ 306,582,769
Undistributed Net Investment Income .......        294,395             --              --
Accumulated Net Realized Loss on
   Investments ............................    (46,612,452)   (23,664,181)   (203,681,068)
Net Unrealized Appreciation (Depreciation)
   on Investments .........................      2,133,509      3,776,814      48,993,459
                                              ------------   ------------   -------------
Net Assets ................................   $ 18,045,402   $ 48,542,451   $ 151,895,160
                                              ============   ============   =============

                                                                              Precious
                                                Internet        Leisure        Metals
                                                  Fund           Fund           Fund
                                              ------------   ------------   ------------
Paid-In-Capital ...........................   $ 60,008,149   $ 82,357,711   $251,138,625
Undistributed Net Investment Income .......             --             --             --
Accumulated Net Realized Loss on
   Investments ............................    (37,080,081)   (19,083,638)   (77,782,314)
Net Unrealized Appreciation (Depreciation)
   on Investments .........................      6,010,013      3,710,506     83,715,133
                                              ------------   ------------   ------------
Net Assets ................................   $ 28,938,081   $ 66,984,579   $257,071,444
                                              ============   ============   ============

                                                               ANNUAL REPORT 181

C-Class:

                                              Consumer                                      Energy        Financial       Health
                                              Products      Electronics      Energy        Services       Services         Care
                                                Fund           Fund           Fund           Fund           Fund           Fund
                                            ------------   ------------   ------------   ------------   ------------   ------------
Shares Purchased .........................  $ 11,244,919   $ 48,835,096   $ 12,067,558   $ 14,761,207   $ 12,204,616   $ 29,431,097
Purchased through Dividend Reinvestment ..         3,455             --            164             --          1,050             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Total Purchased ..........................    11,248,374     48,835,096     12,067,722     14,761,207     12,205,666     29,431,097
Shares Redeemed ..........................   (11,344,804)   (46,848,202)   (10,813,439)   (14,326,258)   (12,546,977)   (29,748,669)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Change ...............................  $    (96,430)  $  1,986,894   $  1,254,283   $    434,949   $   (341,311)  $   (317,572)
                                            ============   ============   ============   ============   ============   ============



                                                                                Tele-
                                                                               commu-         Trans-
                                               Retailing      Technology      nications     portation      Utilities
                                                  Fund           Fund           Fund           Fund          Fund
                                              ------------   ------------   ------------   -----------   ------------
Shares Purchased ..........................   $ 13,329,032   $ 50,454,993   $ 14,297,437   $ 7,958,722   $ 36,006,588
Purchased through Dividend Reinvestment ...             --             --             --            --         11,226
                                              ------------   ------------   ------------   -----------   ------------
Total Purchased ...........................     13,329,032     50,454,993     14,297,437     7,958,722     36,017,814
Shares Redeemed ...........................    (14,232,153)   (50,142,827)   (13,413,776)   (8,006,862)   (34,529,907)
                                              ------------   ------------   ------------   -----------   ------------
Net Change ................................   $   (903,121)  $    312,166   $    883,661   $   (48,140)  $  1,487,907
                                              ============   ============   ============   ===========   ============

7. Net Assets
                                                Consumer                                       Energy        Financial
                                                Products      Electronics       Energy        Services       Services
                                                  Fund            Fund           Fund           Fund           Fund
                                              ------------   -------------   ------------   ------------   ------------
Paid-In-Capital ...........................   $ 53,100,327   $ 200,264,517   $ 86,693,325   $148,245,609   $122,256,175
Undistributed Net Investment Income .......         13,315              --             --             --        267,224
Accumulated Net Realized Loss on               (15,641,107)   (167,615,717)   (22,287,170)   (84,108,960)   (51,507,077)
   Investments ............................
Net Unrealized Appreciation (Depreciation)       3,703,691      18,002,756      8,860,169     11,342,247      6,533,429
   on Investments .........................   ------------   -------------   ------------   ------------   ------------
                                              $ 41,176,226   $  50,651,556   $ 73,266,324   $ 75,478,896   $ 77,549,751
Net Assets ................................   ============   =============   ============   ============   ============


                                                 Health
                                                  Care
                                                  Fund
                                              ------------
Paid-In-Capital ...........................   $ 77,844,310
Undistributed Net Investment Income .......             --
Accumulated Net Realized Loss on               (35,778,163)
   Investments ............................
Net Unrealized Appreciation (Depreciation)       7,702,329
   on Investments .........................   ------------
                                              $ 49,768,476
Net Assets ................................   ============



                                                                                           Telecommu-       Trans-
                                             Real Estate     Retailing     Technology      nications      portation      Utilities
                                                Fund           Fund           Fund           Fund           Fund           Fund
                                             -----------   ------------   ------------   ------------   ------------   ------------
Paid-In-Capital ..........................   $82,035,133   $ 63,994,582   $107,551,420   $ 62,828,715   $ 28,121,269   $ 35,384,712
Undistributed Net Investment Income ......        47,735             --             --             --             --         72,339
Accumulated Net Realized Loss on                (185,854)   (41,154,492)   (79,949,705)   (42,979,971)   (20,029,626)   (14,273,667)
   Investments ...........................
Net Unrealized Appreciation (Depreciation)     1,580,591      7,123,375      8,585,430      5,567,805        640,557      3,005,702
   on Investments ........................   -----------   ------------   ------------   ------------   ------------   ------------
                                             $83,477,605   $ 29,963,465   $ 36,187,145   $ 25,416,549   $  8,732,200   $ 24,189,086
Net Assets ...............................   ===========   ============   ============   ============   ============   ============

182


NOTES TO FINANCIAL STATEMENTS (concluded)

8.   Reverse Stock Splits

Effective April 21, 2003, the Basic Materials Fund, the Consumer Products Fund, the Energy Services Fund, the Leisure Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund, Investor Class shares, Advisor Class shares, and C-Class shares, underwent a 1-for-3 reverse split. The effect of this transaction was to divide the number of outstanding shares in each Fund by three, while multiplying the net asset value per share by three.

There was no change in the aggregate market value of the outstanding shares as a result of this transaction.

9.   Portfolio Securities Loaned

The Trust lent its securities to approved brokers to earn additional income. Within this arrangement, the Trust acted as the lender, U.S. Bank acted as the agent, and other approved registered broker dealers acted as the borrowers. The Trust received cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. Collateral was maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values was delivered to the fund the next business day. The Trust held the cash collateral in a segregated account at its custodian bank. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower failed to return the securities. The Trust had the right under the securities lending agreement to recover the securities from the borrower on demand.

At March 31, 2004 there were no funds participating in securities lending.

                                                               ANNUAL REPORT 183


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the Rydex Series Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund (constituting eighteen of the forty-three Funds and Portfolios of the Rydex Series Funds, hereafter referred to as the "Funds") at March 31, 2004, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets for the period ended
March 31, 2003 and the financial highlights for the periods presented on and prior to March 31, 2003, except for Real Estate Fund, which commenced on February 20, 2004, were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Baltimore, Maryland
May 14, 2004

184


UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue
Code. Amounts shown may differ from those elsewhere in this report because of differences in tax and financial reporting practice.

Of the ordinary income distributions paid during the year by Banking Fund, Basic Materials Fund, Consumer Products Fund, Energy Fund, Financial Services Fund, Precious Metals Fund, Telecommunications Fund, and Utilities Fund, 100%, 100%, 100%, 0%, 100%, 0%, 0% and 100%, respectively, qualifies for the dividends received deduction for corporations. In addition, 10.6%, 100%, 0%, 100%, 21.7%, 100%, 100%, and 100% of the ordinary income distributions paid during the year by Banking Fund, Basic Materials Fund, Consumer Products Fund, Energy Fund, Financial Services Fund, Precious Metals Fund, Telecommunications Fund, and Utilities Fund, respectively, is considered Qualified Dividend Income for tax purposes.

                                                               ANNUAL REPORT 185


UNAUDITED PROXY VOTING INFORMATION

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

186


UNAUDITED INFORMATION
ON BOARD OF TRUSTEES

Each Trust is served by a separate Board of Trustees composed of six members. The membership of each Board is the same. There is no stated term of service, and Trustees continue to serve after election until resignation.

                                   Positions Held          Length of Service
Name, Age, and Address               With Fund          As Trustee (Year Began)
----------------------          -------------------   ---------------------------
Carl G. Verboncoeur (51)*             Trustee          Rydex Series Funds - 2004
9601 Blackwell Rd., Suite 500                         Rydex Variable Trust - 2004
Rockville, MD 20850                                    Rydex Dynamic Funds - 2004
                                                         Rydex ETF Trust - 2004

Corey A. Colehour (58)                Trustee           Rydex Series Funds - 1993
9601 Blackwell Rd., Suite 500                         Rydex Variable Trust - 1998
Rockville, MD 20850                                    Rydex Dynamic Funds - 1999
                                                         Rydex ETF Trust - 2003

J. Kenneth Dalton (63)                Trustee          Rydex Series Funds - 1995
9601 Blackwell Rd., Suite 500                         Rydex Variable Trust - 1998
Rockville, MD 20850                                    Rydex Dynamic Funds - 1999
                                                         Rydex ETF Trust - 2003

John O. Demaret (64)                  Trustee          Rydex Series Funds - 1997
9601 Blackwell Rd., Suite 500                         Rydex Variable Trust - 1998
Rockville, MD 20850                                    Rydex Dynamic Funds - 1999
                                                         Rydex ETF Trust - 2003
                                                         Rydex Capital Partners
                                                           SPhinX Fund - 2003

Patrick T. McCarville (61)            Trustee          Rydex Series Funds - 1997
9601 Blackwell Rd., Suite 500                         Rydex Variable Trust - 1998
Rockville, MD 20850                                    Rydex Dynamic Funds - 1999
                                                         Rydex ETF Trust - 2003

Roger Somers (59)                     Trustee          Rydex Series Funds - 1993
9601 Blackwell Rd., Suite 500                         Rydex Variable Trust - 1998
Rockville, MD 20850                                    Rydex Dynamic Funds - 1999
                                                         Rydex ETF Trust - 2003

* This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

                                                               ANNUAL REPORT 187


UNAUDITED INFORMATION
ON BOARD OF TRUSTEES (concluded)

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information about Fund Trustees and can be obtained without charge by calling (800) 820-0888.

                                           Number of Portfolios
Principal Occupations                         in Fund Complex        Other
During Past 5 Years                              Overseen         Trusteeships
---------------------                      --------------------   ------------
Chief Executive Officer of Rydex                    90                None
Fund Services, Inc., PADCO
Advisors, Inc., PADCO Advisors II,
Inc. and Rydex Distributors, Inc.
(2003 to present); Executive Vice
President of Rydex Fund Services, Inc.
(2000 to 2003); Vice President of Rydex
Fund Services, Inc. and Rydex
Distributors, Inc., (1997 to 2003).

Senior Vice President of Marketing/
Co-Owner
Schield Management Company                          90                None

Mortgage Banking Consultant and Investor
The Dalton Group                                    90                None

Retired                                             91                None

Founder and Chief Executive Officer
Par Industries, Inc.                                90                None

Owner
Arrow Limousine                                     90                None

188


This page intentionally left blank.

                                                               ANNUAL REPORT 189


This page intentionally left blank.

[RydexInvestments LOGO]
   Essential for modern markets(TM)

   9601 Blackwell Road
   Suite 500
   Rockville, MD 20850
   800.820.0888
   www.rydexfunds.com

                                                          THE RYDEX SERIES FUNDS

                                                                 STRATEGIC FUNDS
                                                                   ANNUAL REPORT

                                                                  MARCH 31, 2004

                                                                CORE EQUITY FUND
                                                            SECTOR ROTATION FUND

                                 [LOGO OMITTED]
                                RYDEX INVESTMENTS
                         Essential for modern markets TM

RSTRF-2-0404

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                                                 ANNUAL REPORT 1

    TABLE OF CONTENTS

---------------------------------------------------------------------------


    LETTER TO OUR SHAREHOLDERS .........................................  2

    PERFORMANCE REPORTS ................................................  4

    SCHEDULES OF INVESTMENTS ...........................................  6

    STATEMENTS OF ASSETS AND LIABILITIES ............................... 18

    STATEMENTS OF OPERATIONS ........................................... 19

    STATEMENTS OF CHANGES IN NET ASSETS ................................ 20

    FINANCIAL HIGHLIGHTS ............................................... 22

    NOTES TO FINANCIAL STATEMENTS ...................................... 28

    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............ 38

    UNAUDITED TAX INFORMATION .......................................... 39

    UNAUDITED PROXY VOTING INFORMATION ................................. 40

    UNAUDITED INFORMATION ON BOARD OF TRUSTEES ......................... 42

2



--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

Investor confidence abounded during the one-year period from April 1, 2003 to March 31, 2004 and consumers--who are not just spending but also investing--carried the economy. Due to tax cuts, low interest rates and a flurry of activity in home refinancing, consumer spending remained strong throughout the period. In fact, consumers' appetite for risk was surprising.

Though speculation about the upcoming presidential election increased volatility in the first quarter of 2004, the market was still up across the board. For the one-year period, the S&P 500(R) Index was up 35.12%, the Nasdaq 100 Index(R) was up 41.21%, the Russell 2000 Index was up 63.82% and the Dow Jones Industrial Average was up 32.56%.

There was other good news as well. Economic data was on the upswing, in spite of the war with Iraq. Corporate earnings improved during the period. Small- and middle-capitalization stocks gained steam, rallying to all-time highs after a three-year bear market.

Rydex Sector Rotation Fund did well for the year ended March 31, 2004 thanks to its ownership of stocks in technology-heavy industries, which were up more than 100%. The fund rotates into industries that have exhibited recent price strength and avoids those whose recent performance has lagged.

Small- and mid-cap stocks outperformed during the year and since Rydex Core Equity Fund invests in stocks that have characteristics of both value and growth across the small-, medium-, and large-capitalization areas of the market, this outperformance helped the fund exceed broad-market returns.

This year, the mutual fund industry was affected by investor confidence in the wake of last fall's revelations of trading abuses and special deals for top customers. The charges and allegations as presented by New York Attorney General Eliot Spitzer represent a serious breach of fiduciary duty and are almost certain to bring regulatory changes to the industry. The term "market-timing" has, unfortunately, taken the connotation of illicit investor behavior. However, we believe that funds designed to accommodate active trading can be an important tool in a tactical asset allocation strategy provided shareholders are treated equally like they are at Rydex Investments.

                                                                 ANNUAL REPORT 3

--------------------------------------------------------------------------------


We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,

/S/ CARL G. VERBONCOEUR

Carl G. Verboncoeur
President

4


CORE EQUITY FUND

--------------------------------------------------------------------------------

OBJECTIVE: The fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market. The fund pursues its investment objective by investing through a combination of quantitative value-oriented and growth-oriented strategies across the small-, medium- and large market capitalization ranges.

Inception: September 23, 2002

Rydex Core Equity Fund invests in stocks that exhibit strong characteristics of both value and growth within the small-, medium-, and large-capitalization areas of the market. Small- and mid-cap stocks outperformed during the year ended March 31, 2004 and Core Equity Fund investors were rewarded in kind. The fund's H-Class performed 43.41% vs. the S&P 500's Index 35.12% and the Russell 3000's Index 38.20%. In the first quarter of 2004, the fund managers' stock selection also boosted the fund, contributing 100 basis points of the fund's performance for the period.

        CUMULATIVE FUND PERFORMANCE: SEPTEMBER 23, 2002 - MARCH 31, 2004



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


Date        Core Equity Fund  Russell 3000 Index
9/23/2002        $10000            $10000
9/24/2002          9850              9837
9/25/2002         10100             10081
9/26/2002         10250             10260
9/27/2002          9990              9945
9/28/2002          9990              9945
9/29/2002          9990              9945
9/30/2002          9880              9820
10/1/2002         10170             10178
10/2/2002          9930              9938
10/3/2002          9820              9825
10/4/2002          9600              9596
10/5/2002          9600              9596
10/6/2002          9600              9596
10/7/2002          9390              9404
10/8/2002          9510              9548
10/9/2002          9230              9282
10/10/2002         9540              9608
10/11/2002         9870              9970
10/12/2002         9870              9970
10/13/2002         9870              9970
10/14/2002         9940             10046
10/15/2002        10340             10511
10/16/2002        10080             10252
10/17/2002        10350             10504
10/18/2002        10380             10555
10/19/2002        10380             10555
10/20/2002        10380             10555
10/21/2002        10570             10734
10/22/2002        10430             10612
10/23/2002        10530             10689
10/24/2002        10380             10532
10/25/2002        10560             10716
10/26/2002        10560             10716
10/27/2002        10560             10716
10/28/2002        10470             10630
10/29/2002        10390             10533
10/30/2002        10500             10648
10/31/2002        10460             10601
11/1/2002         10680             10791
11/2/2002         10680             10791
11/3/2002         10680             10791
11/4/2002         10740             10876
11/5/2002         10780             10949
11/6/2002         10910             11058
11/7/2002         10670             10807
11/8/2002         10550             10705
11/9/2002         10550             10705
11/10/2002        10550             10705
11/11/2002        10330             10480
11/12/2002        10430             10569
11/13/2002        10440             10564
11/14/2002        10690             10826
11/15/2002        10750             10892
11/16/2002        10750             10892
11/17/2002        10750             10892
11/18/2002        10650             10785
11/19/2002        10590             10736
11/20/2002        10800             10946
11/21/2002        11040             11188
11/22/2002        11010             11161
11/23/2002        11010             11161
11/24/2002        11010             11161
11/25/2002        11060             11203
11/26/2002        10840             10973
11/27/2002        11140             11279
11/28/2002        11140             11279
11/29/2002        11100             11243
11/30/2002        11100             11243
12/1/2002         11100             11243
12/2/2002         11100             11229
12/3/2002         10930             11057
12/4/2002         10890             11017
12/5/2002         10780             10897
12/6/2002         10850             10964
12/7/2002         10850             10964
12/8/2002         10850             10964
12/9/2002         10600             10722
12/10/2002        10760             10872
12/11/2002        10780             10883
12/12/2002        10770             10852
12/13/2002        10610             10707
12/14/2002        10610             10707
12/15/2002        10610             10707
12/16/2002        10840             10949
12/17/2002        10770             10861
12/18/2002        10610             10716
12/19/2002        10560             10642
12/20/2002        10690             10778
12/21/2002        10690             10778
12/22/2002        10690             10778
12/23/2002        10730             10805
12/24/2002        10670             10748
12/25/2002        10670             10748
12/26/2002        10660             10723
12/27/2002        10500             10559
12/28/2002        10500             10559
12/29/2002        10500             10559
12/30/2002        10520             10596
12/31/2002        10530             10607
1/1/2003          10530             10607
1/2/2003          10850             10948
1/3/2003          10830             10940
1/4/2003          10830             10940
1/5/2003          10830             10940
1/6/2003          11050             11184
1/7/2003          10970             11107
1/8/2003          10820             10955
1/9/2003          11020             11160
1/10/2003         11020             11163
1/11/2003         11020             11163
1/12/2003         11020             11163
1/13/2003         10990             11149
1/14/2003         11040             11213
1/15/2003         10910             11062
1/16/2003         10890             11021
1/17/2003         10730             10867
1/18/2003         10730             10867
1/19/2003         10730             10867
1/20/2003         10730             10867
1/21/2003         10580             10703
1/22/2003         10490             10601
1/23/2003         10600             10704
1/24/2003         10330             10405
1/25/2003         10330             10405
1/26/2003         10330             10405
1/27/2003         10170             10235
1/28/2003         10290             10366
1/29/2003         10350             10436
1/30/2003         10150             10210
1/31/2003         10290             10348
2/1/2003          10290             10348
2/2/2003          10290             10348
2/3/2003          10310             10388
2/4/2003          10200             10254
2/5/2003          10150             10202
2/6/2003          10090             10139
2/7/2003           9970             10033
2/8/2003           9970             10033
2/9/2003           9970             10033
2/10/2003         10050             10108
2/11/2003          9990             10031
2/12/2003          9850              9903
2/13/2003          9820              9883
2/14/2003          9980             10073
2/15/2003          9980             10073
2/16/2003          9980             10073
2/17/2003          9980             10073
2/18/2003         10170             10273
2/19/2003         10090             10200
2/20/2003         10020             10115
2/21/2003         10160             10249
2/22/2003         10160             10249
2/23/2003         10160             10249
2/24/2003          9980             10067
2/25/2003         10050             10140
2/26/2003          9940             10016
2/27/2003         10050             10134
2/28/2003         10080             10178
3/1/2003          10080             10178
3/2/2003          10080             10178
3/3/2003          10020             10107
3/4/2003           9880              9961
3/5/2003           9940             10047
3/6/2003           9870              9959
3/7/2003           9930             10034
3/8/2003           9930             10034
3/9/2003           9930             10034
3/10/2003          9710              9787
3/11/2003          9630              9709
3/12/2003          9640              9740
3/13/2003          9950             10068
3/14/2003          9950             10081
3/15/2003          9950             10081
3/16/2003          9950             10081
3/17/2003         10290             10426
3/18/2003         10340             10475
3/19/2003         10380             10552
3/20/2003         10420             10582
3/21/2003         10620             10820
3/22/2003         10620             10820
3/23/2003         10620             10820
3/24/2003         10280             10453
3/25/2003         10410             10580
3/26/2003         10350             10521
3/27/2003         10350             10510
3/28/2003         10310             10459
3/29/2003         10310             10459
3/30/2003         10310             10459
3/31/2003         10150             10285
4/1/2003          10250             10405
4/2/2003          10490             10669
4/3/2003          10440             10614
4/4/2003          10430             10632
4/5/2003          10430             10632
4/6/2003          10430             10632
4/7/2003          10460             10651
4/8/2003          10430             10625
4/9/2003          10310             10488
4/10/2003         10360             10544
4/11/2003         10330             10512
4/12/2003         10330             10512
4/13/2003         10330             10512
4/14/2003         10520             10712
4/15/2003         10580             10779
4/16/2003         10460             10658
4/17/2003         10630             10819
4/18/2003         10630             10819
4/19/2003         10630             10819
4/20/2003         10630             10819
4/21/2003         10630             10809
4/22/2003         10830             11033
4/23/2003         10910             11129
4/24/2003         10830             11039
4/25/2003         10700             10892
4/26/2003         10700             10892
4/27/2003         10700             10892
4/28/2003         10880             11084
4/29/2003         10910             11121
4/30/2003         10920             11124
5/1/2003          10910             11121
5/2/2003          11090             11296
5/3/2003          11090             11296
5/4/2003          11090             11296
5/5/2003          11080             11271
5/6/2003          11170             11361
5/7/2003          11120             11308
5/8/2003          11020             11199
5/9/2003          11170             11357
5/10/2003         11170             11357
5/11/2003         11170             11357
5/12/2003         11300             11499
5/13/2003         11290             11473
5/14/2003         11260             11447
5/15/2003         11350             11533
5/16/2003         11300             11499
5/17/2003         11300             11499
5/18/2003         11300             11499
5/19/2003         11050             11225
5/20/2003         11050             11214
5/21/2003         11100             11264
5/22/2003         11210             11371
5/23/2003         11250             11402
5/24/2003         11250             11402
5/25/2003         11250             11402
5/26/2003         11250             11402
5/27/2003         11470             11624
5/28/2003         11490             11647
5/29/2003         11470             11614
5/30/2003         11670             11796
5/31/2003         11670             11796
6/1/2003          11670             11796
6/2/2003          11700             11841
6/3/2003          11730             11891
6/4/2003          11920             12075
6/5/2003          11990             12137
6/6/2003          11950             12108
6/7/2003          11950             12108
6/8/2003          11950             12108
6/9/2003          11790             11945
6/10/2003         11910             12059
6/11/2003         12060             12213
6/12/2003         12060             12230
6/13/2003         11930             12102
6/14/2003         11930             12102
6/15/2003         11930             12102
6/16/2003         12180             12365
6/17/2003         12190             12377
6/18/2003         12150             12356
6/19/2003         11990             12171
6/20/2003         11990             12179
6/21/2003         11990             12179
6/22/2003         11990             12179
6/23/2003         11800             11995
6/24/2003         11820             12015
6/25/2003         11770             11942
6/26/2003         11910             12078
6/27/2003         11820             11977
6/28/2003         11820             11977
6/29/2003         11820             11977
6/30/2003         11800             11955
7/1/2003          11890             12045
7/2/2003          12050             12198
7/3/2003          11970             12108
7/4/2003          11970             12108
7/5/2003          11970             12108
7/6/2003          11970             12108
7/7/2003          12180             12338
7/8/2003          12260             12400
7/9/2003          12260             12353
7/10/2003         12080             12182
7/11/2003         12210             12297
7/12/2003         12210             12297
7/13/2003         12210             12297
7/14/2003         12330             12382
7/15/2003         12290             12334
7/16/2003         12220             12255
7/17/2003         11970             12082
7/18/2003         12100             12217
7/19/2003         12100             12217
7/20/2003         12100             12217
7/21/2003         11930             12042
7/22/2003         12060             12160
7/23/2003         12070             12175
7/24/2003         12030             12098
7/25/2003         12160             12285
7/26/2003         12160             12285
7/27/2003         12160             12285
7/28/2003         12220             12279
7/29/2003         12170             12208
7/30/2003         12130             12190
7/31/2003         12190             12229
8/1/2003          12030             12098
8/2/2003          12030             12098
8/3/2003          12030             12098
8/4/2003          11980             12115
8/5/2003          11770             11906
8/6/2003          11740             11911
8/7/2003          11710             11984
8/8/2003          11760             12022
8/9/2003          11760             12022
8/10/2003         11760             12022
8/11/2003         11830             12070
8/12/2003         11990             12195
8/13/2003         11960             12133
8/14/2003         12030             12211
8/15/2003         12000             12222
8/16/2003         12000             12222
8/17/2003         12000             12222
8/18/2003         12160             12345
8/19/2003         12280             12392
8/20/2003         12270             12375
8/21/2003         12370             12428
8/22/2003         12200             12294
8/23/2003         12200             12294
8/24/2003         12200             12294
8/25/2003         12160             12290
8/26/2003         12210             12328
8/27/2003         12260             12349
8/28/2003         12370             12435
8/29/2003         12440             12500
8/30/2003         12440             12500
8/31/2003         12440             12500
9/1/2003          12440             12500
9/2/2003          12610             12678
9/3/2003          12670             12735
9/4/2003          12700             12761
9/5/2003          12610             12683
9/6/2003          12610             12683
9/7/2003          12610             12683
9/8/2003          12770             12820
9/9/2003          12670             12721
9/10/2003         12440             12546
9/11/2003         12550             12624
9/12/2003         12600             12654
9/13/2003         12600             12654
9/14/2003         12600             12654
9/15/2003         12570             12609
9/16/2003         12730             12785
9/17/2003         12740             12751
9/18/2003         12890             12911
9/19/2003         12880             12877
9/20/2003         12880             12877
9/21/2003         12880             12877
9/22/2003         12740             12712
9/23/2003         12840             12795
9/24/2003         12620             12553
9/25/2003         12440             12453
9/26/2003         12290             12359
9/27/2003         12290             12359
9/28/2003         12290             12359
9/29/2003         12460             12485
9/30/2003         12360             12365
10/1/2003         12640             12638
10/2/2003         12710             12674
10/3/2003         12860             12803
10/4/2003         12860             12803
10/5/2003         12860             12803
10/6/2003         12940             12865
10/7/2003         13020             12931
10/8/2003         12940             12865
10/9/2003         13040             12934
10/10/2003        13020             12925
10/11/2003        13020             12925
10/12/2003        13020             12925
10/13/2003        13160             13029
10/14/2003        13210             13083
10/15/2003        13130             13038
10/16/2003        13180             13082
10/17/2003        13020             12939
10/18/2003        13020             12939
10/19/2003        13020             12939
10/20/2003        13050             12998
10/21/2003        13090             13026
10/22/2003        12870             12825
10/23/2003        12850             12857
10/24/2003        12790             12802
10/25/2003        12790             12802
10/26/2003        12790             12802
10/27/2003        12920             12853
10/28/2003        13110             13052
10/29/2003        13210             13087
10/30/2003        13160             13074
10/31/2003        13140             13113
11/1/2003         13140             13113
11/2/2003         13140             13113
11/3/2003         13340             13233
11/4/2003         13340             13170
11/5/2003         13360             13163
11/6/2003         13510             13243
11/7/2003         13470             13196
11/8/2003         13470             13196
11/9/2003         13470             13196
11/10/2003        13320             13103
11/11/2003        13270             13080
11/12/2003        13510             13256
11/13/2003        13500             13265
11/14/2003        13360             13157
11/15/2003        13360             13157
11/16/2003        13360             13157
11/17/2003        13240             13066
11/18/2003        13110             12949
11/19/2003        13190             13048
11/20/2003        13110             12945
11/21/2003        13160             12973
11/22/2003        13160             12973
11/23/2003        13160             12973
11/24/2003        13420             13194
11/25/2003        13510             13229
11/26/2003        13560             13287
11/27/2003        13560             13287
11/28/2003        13570             13294
11/29/2003        13570             13294
11/30/2003        13570             13294
12/1/2003         13730             13451
12/2/2003         13710             13414
12/3/2003         13590             13369
12/4/2003         13600             13411
12/5/2003         13477             13302
12/6/2003         13477             13302
12/7/2003         13477             13302
12/8/2003         13568             13400
12/9/2003         13387             13269
12/10/2003        13286             13237
12/11/2003        13558             13413
12/12/2003        13618             13454
12/13/2003        13618             13454
12/14/2003        13618             13454
12/15/2003        13437             13356
12/16/2003        13497             13432
12/17/2003        13528             13452
12/18/2003        13699             13617
12/19/2003        13679             13611
12/20/2003        13679             13611
12/21/2003        13679             13611
12/22/2003        13739             13661
12/23/2003        13810             13710
12/24/2003        13790             13685
12/25/2003        13790             13685
12/26/2003        13820             13711
12/27/2003        13820             13711
12/28/2003        13820             13711
12/29/2003        14011             13889
12/30/2003        14042             13898
12/31/2003        13951             13902
1/1/2004          13951             13902
1/2/2004          13971             13875
1/3/2004          13971             13875
1/4/2004          13971             13875
1/5/2004          14112             14041
1/6/2004          14163             14062
1/7/2004          14223             14107
1/8/2004          14294             14180
1/9/2004          14213             14068
1/10/2004         14213             14068
1/11/2004         14213             14068
1/12/2004         14364             14146
1/13/2004         14344             14072
1/14/2004         14475             14185
1/15/2004         14495             14204
1/16/2004         14596             14305
1/17/2004         14596             14305
1/18/2004         14596             14305
1/19/2004         14596             14305
1/20/2004         14697             14316
1/21/2004         14737             14414
1/22/2004         14657             14364
1/23/2004         14677             14343
1/24/2004         14677             14343
1/25/2004         14677             14343
1/26/2004         14818             14509
1/27/2004         14697             14371
1/28/2004         14435             14170
1/29/2004         14395             14216
1/30/2004         14415             14192
1/31/2004         14415             14192
2/1/2004          14415             14192
2/2/2004          14425             14235
2/3/2004          14425             14235
2/4/2004          14153             14095
2/5/2004          14243             14126
2/6/2004          14495             14325
2/7/2004          14495             14325
2/8/2004          14495             14325
2/9/2004          14505             14303
2/10/2004         14616             14384
2/11/2004         14768             14536
2/12/2004         14677             14465
2/13/2004         14596             14381
2/14/2004         14596             14381
2/15/2004         14596             14381
2/16/2004         14596             14381
2/17/2004         14768             14522
2/18/2004         14707             14462
2/19/2004         14576             14385
2/20/2004         14495             14342
2/21/2004         14495             14342
2/22/2004         14495             14342
2/23/2004         14384             14278
2/24/2004         14364             14259
2/25/2004         14485             14335
2/26/2004         14556             14373
2/27/2004         14626             14383
2/28/2004         14626             14383
2/29/2004         14626             14383
3/1/2004          14788             14533
3/2/2004          14687             14450
3/3/2004          14687             14472
3/4/2004          14788             14533
3/5/2004          14828             14568
3/6/2004          14828             14568
3/7/2004          14828             14568
3/8/2004          14687             14445
3/9/2004          14576             14351
3/10/2004         14354             14139
3/11/2004         14163             13938
3/12/2004         14415             14127
3/13/2004         14415             14127
3/14/2004         14415             14127
3/15/2004         14153             13909
3/16/2004         14193             13976
3/17/2004         14395             14149
3/18/2004         14344             14121
3/19/2004         14223             13974
3/20/2004         14223             13974
3/21/2004         14223             13974
3/22/2004         14001             13781
3/23/2004         14011             13771
3/24/2004         13941             13731
3/25/2004         14173             13966
3/26/2004         14213             13957
3/27/2004         14213             13957
3/28/2004         14213             13957
3/29/2004         14425             14145
3/30/2004         14526             14212
3/31/2004         14556             14212


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

--------------------------------------------------------------------------------
                        A-CLASS         C-CLASS               H-CLASS
                      (03/31/04)       (09/23/02)            (09/23/02)
--------------------------------------------------------------------------------
                         SINCE      ONE      SINCE       ONE         SINCE
                       INCEPTION   YEAR    INCEPTION    YEAR       INCEPTION
--------------------------------------------------------------------------------
CORE EQUITY FUND         0.00%    42.29%     27.07%     43.41%      28.06%
RUSSELL 3000 INDEX       0.00%    38.20%     26.06%     38.20%      26.06%
--------------------------------------------------------------------------------
THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 3000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

--------------------------------------------------------------------------------

                                                                 ANNUAL REPORT 5

SECTOR ROTATION FUND

--------------------------------------------------------------------------------

OBJECTIVE: To provide long-term capital appreciation by moving its investments among different sectors of industries represented in the S&P 1500 Index.

Inception: March 22, 2002

Technology-heavy industries, which were up more than 100% for the year ended March 31, 2004 boosted Rydex Sector Rotation Fund's performance for the year. The fund--which rotates into industries that have exhibited recent price strength and avoids those whose recent performance has lagged--had fairly stable turnover during the period. As of mid-March, the fund has begun moving into defensive industries such as building materials and construction materials and out of internet, catalog retail and auto parts. The fund's H-Class returned 37.86% for the year vs. the S&P 500's Index 35.12%.

          CUMULATIVE FUND PERFORMANCE: MARCH 22, 2002 - MARCH 31, 2004



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Date      Sector Rotation Fund   S&P 500 Index
3/22/2002        $10000             $10000
3/23/2002         10000              10000
3/24/2002         10000              10000
3/25/2002          9850               9854
3/26/2002          9940               9913
3/27/2002          9990               9966
3/28/2002          9990               9991
3/29/2002          9990               9991
3/30/2002          9990               9991
3/31/2002          9990               9991
4/1/2002           9980               9983
4/2/2002           9920               9898
4/3/2002           9830               9801
4/4/2002           9880               9809
4/5/2002           9930               9778
4/6/2002           9930               9778
4/7/2002           9930               9778
4/8/2002          10010               9803
4/9/2002          10060               9738
4/10/2002         10220               9849
4/11/2002         10120               9616
4/12/2002         10160               9680
4/13/2002         10160               9680
4/14/2002         10160               9680
4/15/2002         10090               9606
4/16/2002         10190               9831
4/17/2002         10120               9811
4/18/2002         10030               9798
4/19/2002         10090               9804
4/20/2002         10090               9804
4/21/2002         10090               9804
4/22/2002         10020               9653
4/23/2002         10040               9593
4/24/2002         10020               9525
4/25/2002         10030               9510
4/26/2002         10000               9379
4/27/2002         10000               9379
4/28/2002         10000               9379
4/29/2002          9920               9285
4/30/2002         10030               9385
5/1/2002          10100               9469
5/2/2002          10170               9454
5/3/2002          10160               9357
5/4/2002          10160               9357
5/5/2002          10160               9357
5/6/2002          10050               9176
5/7/2002          10050               9148
5/8/2002          10110               9493
5/9/2002          10030               9356
5/10/2002          9960               9199
5/11/2002          9960               9199
5/12/2002          9960               9199
5/13/2002         10010               9371
5/14/2002         10140               9570
5/15/2002         10180               9519
5/16/2002         10140               9581
5/17/2002         10180               9657
5/18/2002         10180               9657
5/19/2002         10180               9657
5/20/2002         10090               9528
5/21/2002          9980               9424
5/22/2002          9990               9478
5/23/2002         10070               9575
5/24/2002         10010               9459
5/25/2002         10010               9459
5/26/2002         10010               9459
5/27/2002         10010               9459
5/28/2002          9920               9378
5/29/2002          9860               9319
5/30/2002          9830               9294
5/31/2002          9920               9316
6/1/2002           9920               9316
6/2/2002           9920               9316
6/3/2002           9750               9085
6/4/2002           9660               9085
6/5/2002           9810               9169
6/6/2002           9710               8988
6/7/2002           9760               8974
6/8/2002           9760               8974
6/9/2002           9760               8974
6/10/2002          9800               9002
6/11/2002          9760               8852
6/12/2002          9790               8912
6/13/2002          9700               8819
6/14/2002          9620               8799
6/15/2002          9620               8799
6/16/2002          9620               8799
6/17/2002          9780               9052
6/18/2002          9790               9060
6/19/2002          9800               8911
6/20/2002          9770               8791
6/21/2002          9700               8642
6/22/2002          9700               8642
6/23/2002          9700               8642
6/24/2002          9590               8673
6/25/2002          9380               8528
6/26/2002          9380               8510
6/27/2002          9480               8659
6/28/2002          9490               8652
6/29/2002          9490               8652
6/30/2002          9490               8652
7/1/2002           9400               8467
7/2/2002           9180               8289
7/3/2002           9140               8341
7/4/2002           9140               8341
7/5/2002           9370               8648
7/6/2002           9370               8648
7/7/2002           9370               8648
7/8/2002           9310               8544
7/9/2002           9140               8334
7/10/2002          8960               8051
7/11/2002          8860               8112
7/12/2002          8740               8060
7/13/2002          8740               8060
7/14/2002          8740               8060
7/15/2002          8640               8029
7/16/2002          8440               7882
7/17/2002          8430               7926
7/18/2002          8320               7712
7/19/2002          8030               7417
7/20/2002          8030               7417
7/21/2002          8030               7417
7/22/2002          7860               7172
7/23/2002          7810               6979
7/24/2002          8130               7379
7/25/2002          8200               7337
7/26/2002          8260               7461
7/27/2002          8260               7461
7/28/2002          8260               7461
7/29/2002          8650               7865
7/30/2002          8560               7899
7/31/2002          8570               7978
8/1/2002           8470               7743
8/2/2002           8260               7564
8/3/2002           8260               7564
8/4/2002           8260               7564
8/5/2002           8130               7305
8/6/2002           8270               7524
8/7/2002           8360               7676
8/8/2002           8530               7927
8/9/2002           8530               7957
8/10/2002          8530               7957
8/11/2002          8530               7957
8/12/2002          8480               7915
8/13/2002          8370               7744
8/14/2002          8560               8056
8/15/2002          8610               8150
8/16/2002          8610               8138
8/17/2002          8610               8138
8/18/2002          8610               8138
8/19/2002          8700               8330
8/20/2002          8650               8214
8/21/2002          8690               8319
8/22/2002          8740               8436
8/23/2002          8590               8245
8/24/2002          8590               8245
8/25/2002          8590               8245
8/26/2002          8620               8307
8/27/2002          8540               8192
8/28/2002          8460               8045
8/29/2002          8430               8045
8/30/2002          8470               8030
8/31/2002          8470               8030
9/1/2002           8470               8030
9/2/2002           8470               8030
9/3/2002           8270               7697
9/4/2002           8390               7834
9/5/2002           8310               7710
9/6/2002           8400               7839
9/7/2002           8400               7839
9/8/2002           8400               7839
9/9/2002           8490               7919
9/10/2002          8520               7977
9/11/2002          8520               7977
9/12/2002          8370               7781
9/13/2002          8390               7807
9/14/2002          8390               7807
9/15/2002          8390               7807
9/16/2002          8400               7818
9/17/2002          8260               7664
9/18/2002          8200               7629
9/19/2002          8030               7400
9/20/2002          8070               7418
9/21/2002          8070               7418
9/22/2002          8070               7418
9/23/2002          7930               7316
9/24/2002          7780               7189
9/25/2002          7910               7370
9/26/2002          8110               7505
9/27/2002          7920               7263
9/28/2002          7920               7263
9/29/2002          7920               7263
9/30/2002          7780               7157
10/1/2002          7940               7444
10/2/2002          7780               7270
10/3/2002          7740               7191
10/4/2002          7600               7030
10/5/2002          7600               7030
10/6/2002          7600               7030
10/7/2002          7420               6896
10/8/2002          7470               7015
10/9/2002          7250               6824
10/10/2002         7410               7064
10/11/2002         7640               7339
10/12/2002         7640               7339
10/13/2002         7640               7339
10/14/2002         7650               7393
10/15/2002         7880               7743
10/16/2002         7710               7557
10/17/2002         7860               7726
10/18/2002         7910               7772
10/19/2002         7910               7772
10/20/2002         7910               7772
10/21/2002         8070               7906
10/22/2002         7930               7822
10/23/2002         7990               7875
10/24/2002         7910               7755
10/25/2002         7950               7888
10/26/2002         7950               7888
10/27/2002         7950               7888
10/28/2002         7830               7823
10/29/2002         7800               7753
10/30/2002         7840               7829
10/31/2002         7840               7787
11/1/2002          7970               7921
11/2/2002          7970               7921
11/3/2002          7970               7921
11/4/2002          7990               7986
11/5/2002          8040               8048
11/6/2002          8080               8124
11/7/2002          7940               7940
11/8/2002          7860               7871
11/9/2002          7860               7871
11/10/2002         7860               7871
11/11/2002         7690               7707
11/12/2002         7820               7767
11/13/2002         7850               7766
11/14/2002         8060               7958
11/15/2002         8100               8008
11/16/2002         8100               8008
11/17/2002         8100               8008
11/18/2002         8030               7925
11/19/2002         7960               7893
11/20/2002         8140               8047
11/21/2002         8320               8220
11/22/2002         8320               8192
11/23/2002         8320               8192
11/24/2002         8320               8192
11/25/2002         8340               8213
11/26/2002         8120               8042
11/27/2002         8330               8268
11/28/2002         8330               8268
11/29/2002         8290               8246
11/30/2002         8290               8246
12/1/2002          8290               8246
12/2/2002          8330               8230
12/3/2002          8200               8109
12/4/2002          8150               8084
12/5/2002          8060               7987
12/6/2002          8110               8037
12/7/2002          8110               8037
12/8/2002          8110               8037
12/9/2002          7910               7859
12/10/2002         7990               7969
12/11/2002         8000               7975
12/12/2002         8030               7946
12/13/2002         7900               7839
12/14/2002         7900               7839
12/15/2002         7900               7839
12/16/2002         8050               8024
12/17/2002         8030               7959
12/18/2002         7910               7855
12/19/2002         7840               7796
12/20/2002         7930               7897
12/21/2002         7930               7897
12/22/2002         7930               7897
12/23/2002         7990               7912
12/24/2002         7940               7868
12/25/2002         7940               7868
12/26/2002         7900               7844
12/27/2002         7760               7721
12/28/2002         7760               7721
12/29/2002         7760               7721
12/30/2002         7760               7757
12/31/2002         7780               7761
1/1/2003           7780               7761
1/2/2003           8020               8020
1/3/2003           8030               8016
1/4/2003           8030               8016
1/5/2003           8030               8016
1/6/2003           8180               8196
1/7/2003           8190               8143
1/8/2003           8070               8031
1/9/2003           8240               8187
1/10/2003          8240               8187
1/11/2003          8240               8187
1/12/2003          8240               8187
1/13/2003          8240               8176
1/14/2003          8280               8223
1/15/2003          8160               8106
1/16/2003          8110               8074
1/17/2003          7930               7961
1/18/2003          7930               7961
1/19/2003          7930               7961
1/20/2003          7930               7961
1/21/2003          7810               7836
1/22/2003          7730               7755
1/23/2003          7790               7834
1/24/2003          7630               7605
1/25/2003          7630               7605
1/26/2003          7630               7605
1/27/2003          7520               7482
1/28/2003          7570               7580
1/29/2003          7570               7633
1/30/2003          7460               7460
1/31/2003          7550               7558
2/1/2003           7550               7558
2/2/2003           7550               7558
2/3/2003           7570               7599
2/4/2003           7510               7492
2/5/2003           7500               7453
2/6/2003           7470               7407
2/7/2003           7400               7332
2/8/2003           7400               7332
2/9/2003           7400               7332
2/10/2003          7430               7388
2/11/2003          7390               7328
2/12/2003          7310               7238
2/13/2003          7300               7227
2/14/2003          7380               7382
2/15/2003          7380               7382
2/16/2003          7380               7382
2/17/2003          7380               7382
2/18/2003          7500               7527
2/19/2003          7440               7475
2/20/2003          7430               7404
2/21/2003          7510               7502
2/22/2003          7510               7502
2/23/2003          7510               7502
2/24/2003          7410               7365
2/25/2003          7440               7418
2/26/2003          7380               7323
2/27/2003          7410               7410
2/28/2003          7430               7445
3/1/2003           7430               7445
3/2/2003           7430               7445
3/3/2003           7400               7388
3/4/2003           7300               7275
3/5/2003           7310               7347
3/6/2003           7270               7279
3/7/2003           7290               7339
3/8/2003           7290               7339
3/9/2003           7290               7339
3/10/2003          7130               7150
3/11/2003          7090               7090
3/12/2003          7100               7124
3/13/2003          7290               7370
3/14/2003          7300               7382
3/15/2003          7300               7382
3/16/2003          7300               7382
3/17/2003          7530               7644
3/18/2003          7590               7676
3/19/2003          7630               7744
3/20/2003          7690               7759
3/21/2003          7840               7937
3/22/2003          7840               7937
3/23/2003          7840               7937
3/24/2003          7610               7657
3/25/2003          7710               7751
3/26/2003          7700               7708
3/27/2003          7700               7697
3/28/2003          7670               7653
3/29/2003          7670               7653
3/30/2003          7670               7653
3/31/2003          7580               7517
4/1/2003           7630               7608
4/2/2003           7760               7808
4/3/2003           7700               7769
4/4/2003           7700               7790
4/5/2003           7700               7790
4/6/2003           7700               7790
4/7/2003           7730               7800
4/8/2003           7720               7788
4/9/2003           7640               7680
4/10/2003          7710               7730
4/11/2003          7720               7701
4/12/2003          7720               7701
4/13/2003          7720               7701
4/14/2003          7800               7851
4/15/2003          7850               7901
4/16/2003          7780               7805
4/17/2003          7880               7926
4/18/2003          7880               7926
4/19/2003          7880               7926
4/20/2003          7880               7926
4/21/2003          7910               7912
4/22/2003          8020               8084
4/23/2003          8070               8152
4/24/2003          7990               8085
4/25/2003          7960               7973
4/26/2003          7960               7973
4/27/2003          7960               7973
4/28/2003          8080               8116
4/29/2003          8080               8143
4/30/2003          8060               8136
5/1/2003           8080               8132
5/2/2003           8230               8254
5/3/2003           8230               8254
5/4/2003           8230               8254
5/5/2003           8260               8223
5/6/2003           8300               8293
5/7/2003           8220               8252
5/8/2003           8130               8169
5/9/2003           8230               8287
5/10/2003          8230               8287
5/11/2003          8230               8287
5/12/2003          8350               8392
5/13/2003          8380               8368
5/14/2003          8380               8343
5/15/2003          8460               8410
5/16/2003          8450               8390
5/17/2003          8450               8390
5/18/2003          8450               8390
5/19/2003          8260               8181
5/20/2003          8280               8172
5/21/2003          8310               8205
5/22/2003          8450               8280
5/23/2003          8510               8292
5/24/2003          8510               8292
5/25/2003          8510               8292
5/26/2003          8510               8292
5/27/2003          8690               8455
5/28/2003          8700               8471
5/29/2003          8690               8440
5/30/2003          8820               8565
5/31/2003          8820               8565
6/1/2003           8820               8565
6/2/2003           8790               8595
6/3/2003           8800               8636
6/4/2003           8970               8769
6/5/2003           9000               8804
6/6/2003           8850               8783
6/7/2003           8850               8783
6/8/2003           8850               8783
6/9/2003           8730               8678
6/10/2003          8800               8758
6/11/2003          8940               8873
6/12/2003          8970               8883
6/13/2003          8830               8795
6/14/2003          8830               8795
6/15/2003          8830               8795
6/16/2003          9040               8992
6/17/2003          9050               9000
6/18/2003          9040               8987
6/19/2003          8910               8850
6/20/2003          8890               8859
6/21/2003          8890               8859
6/22/2003          8890               8859
6/23/2003          8700               8734
6/24/2003          8700               8750
6/25/2003          8700               8678
6/26/2003          8870               8774
6/27/2003          8810               8689
6/28/2003          8810               8689
6/29/2003          8810               8689
6/30/2003          8790               8674
7/1/2003           8850               8745
7/2/2003           9020               8847
7/3/2003           8960               8775
7/4/2003           8960               8775
7/5/2003           8960               8775
7/6/2003           8960               8775
7/7/2003           9220               8942
7/8/2003           9330               8976
7/9/2003           9360               8926
7/10/2003          9150               8806
7/11/2003          9210               8891
7/12/2003          9210               8891
7/13/2003          9210               8891
7/14/2003          9340               8942
7/15/2003          9230               8911
7/16/2003          9170               8855
7/17/2003          8910               8746
7/18/2003          8970               8849
7/19/2003          8970               8849
7/20/2003          8970               8849
7/21/2003          8890               8719
7/22/2003          8980               8802
7/23/2003          9050               8807
7/24/2003          9020               8745
7/25/2003          9140               8897
7/26/2003          9140               8897
7/27/2003          9140               8897
7/28/2003          9180               8878
7/29/2003          9090               8814
7/30/2003          9010               8800
7/31/2003          9050               8827
8/1/2003           8940               8736
8/2/2003           8940               8736
8/3/2003           8940               8736
8/4/2003           8910               8760
8/5/2003           8710               8606
8/6/2003           8690               8622
8/7/2003           8730               8685
8/8/2003           8790               8716
8/9/2003           8790               8716
8/10/2003          8790               8716
8/11/2003          8850               8745
8/12/2003          8980               8832
8/13/2003          8970               8779
8/14/2003          9030               8837
8/15/2003          9040               8840
8/16/2003          9040               8840
8/17/2003          9040               8840
8/18/2003          9200               8921
8/19/2003          9290               8945
8/20/2003          9310               8927
8/21/2003          9400               8954
8/22/2003          9270               8863
8/23/2003          9270               8863
8/24/2003          9270               8863
8/25/2003          9240               8869
8/26/2003          9250               8896
8/27/2003          9310               8898
8/28/2003          9400               8952
8/29/2003          9490               8999
8/30/2003          9490               8999
8/31/2003          9490               8999
9/1/2003           9490               8999
9/2/2003           9620               9124
9/3/2003           9610               9165
9/4/2003           9650               9180
9/5/2003           9620               9122
9/6/2003           9620               9122
9/7/2003           9620               9122
9/8/2003           9760               9214
9/9/2003           9610               9138
9/10/2003          9390               9030
9/11/2003          9500               9082
9/12/2003          9520               9101
9/13/2003          9520               9101
9/14/2003          9520               9101
9/15/2003          9500               9067
9/16/2003          9700               9197
9/17/2003          9680               9168
9/18/2003          9830               9289
9/19/2003          9790               9260
9/20/2003          9790               9260
9/21/2003          9790               9260
9/22/2003          9630               9140
9/23/2003          9760               9195
9/24/2003          9510               9020
9/25/2003          9390               8967
9/26/2003          9220               8911
9/27/2003          9220               8911
9/28/2003          9220               8911
9/29/2003          9390               8998
9/30/2003          9240               8903
10/1/2003          9420               9103
10/2/2003          9510               9122
10/3/2003          9680               9208
10/4/2003          9680               9208
10/5/2003          9680               9208
10/6/2003          9750               9249
10/7/2003          9820               9293
10/8/2003          9780               9247
10/9/2003          9970               9292
10/10/2003         9960               9286
10/11/2003         9960               9286
10/12/2003         9960               9286
10/13/2003        10080               9352
10/14/2003        10090               9389
10/15/2003        10010               9366
10/16/2003        10090               9396
10/17/2003         9880               9300
10/18/2003         9880               9300
10/19/2003         9880               9300
10/20/2003         9930               9348
10/21/2003        10030               9360
10/22/2003         9800               9220
10/23/2003         9710               9251
10/24/2003         9670               9208
10/25/2003         9670               9208
10/26/2003         9670               9208
10/27/2003         9760               9227
10/28/2003        10000               9368
10/29/2003        10040               9381
10/30/2003        10010               9373
10/31/2003         9970               9407
11/1/2003          9970               9407
11/2/2003          9970               9407
11/3/2003         10090               9482
11/4/2003         10060               9430
11/5/2003         10060               9419
11/6/2003         10090               9476
11/7/2003         10080               9434
11/8/2003         10080               9434
11/9/2003         10080               9434
11/10/2003         9900               9380
11/11/2003         9860               9375
11/12/2003        10060               9486
11/13/2003        10050               9485
11/14/2003         9850               9415
11/15/2003         9850               9415
11/16/2003         9850               9415
11/17/2003         9700               9355
11/18/2003         9560               9270
11/19/2003         9640               9345
11/20/2003         9570               9266
11/21/2003         9650               9282
11/22/2003         9650               9282
11/23/2003         9650               9282
11/24/2003         9900               9432
11/25/2003         9950               9449
11/26/2003        10010               9492
11/27/2003        10010               9492
11/28/2003        10060               9490
11/29/2003        10060               9490
11/30/2003        10060               9490
12/1/2003         10210               9597
12/2/2003         10120               9566
12/3/2003         10010               9552
12/4/2003          9970               9597
12/5/2003          9840               9523
12/6/2003          9840               9523
12/7/2003          9840               9523
12/8/2003          9870               9594
12/9/2003          9680               9512
12/10/2003         9590               9504
12/11/2003         9820               9614
12/12/2003         9850               9640
12/13/2003         9850               9640
12/14/2003         9850               9640
12/15/2003         9770               9586
12/16/2003         9750               9650
12/17/2003         9760               9663
12/18/2003         9940               9778
12/19/2003         9940               9774
12/20/2003         9940               9774
12/21/2003         9940               9774
12/22/2003         9980               9812
12/23/2003        10070               9840
12/24/2003        10040               9822
12/25/2003        10040               9822
12/26/2003        10070               9839
12/27/2003        10070               9839
12/28/2003        10070               9839
12/29/2003        10230               9964
12/30/2003        10220               9967
12/31/2003        10190               9988
1/1/2004          10190               9988
1/2/2004          10180               9957
1/3/2004          10180               9957
1/4/2004          10180               9957
1/5/2004          10370              10081
1/6/2004          10420              10094
1/7/2004          10470              10121
1/8/2004          10590              10172
1/9/2004          10530              10081
1/10/2004         10530              10081
1/11/2004         10530              10081
1/12/2004         10620              10130
1/13/2004         10570              10076
1/14/2004         10630              10160
1/15/2004         10640              10174
1/16/2004         10790              10244
1/17/2004         10790              10244
1/18/2004         10790              10244
1/19/2004         10790              10244
1/20/2004         10860              10234
1/21/2004         10860              10315
1/22/2004         10810              10282
1/23/2004         10760              10260
1/24/2004         10760              10260
1/25/2004         10760              10260
1/26/2004         10840              10385
1/27/2004         10720              10283
1/28/2004         10500              10144
1/29/2004         10460              10198
1/30/2004         10510              10171
1/31/2004         10510              10171
2/1/2004          10510              10171
2/2/2004          10500              10208
2/3/2004          10480              10215
2/4/2004          10310              10131
2/5/2004          10380              10150
2/6/2004          10640              10278
2/7/2004          10640              10278
2/8/2004          10640              10278
2/9/2004          10650              10254
2/10/2004         10680              10305
2/11/2004         10850              10419
2/12/2004         10780              10369
2/13/2004         10690              10313
2/14/2004         10690              10313
2/15/2004         10690              10313
2/16/2004         10690              10313
2/17/2004         10860              10414
2/18/2004         10790              10369
2/19/2004         10700              10326
2/20/2004         10640              10300
2/21/2004         10640              10300
2/22/2004         10640              10300
2/23/2004         10510              10272
2/24/2004         10470              10255
2/25/2004         10560              10298
2/26/2004         10650              10312
2/27/2004         10680              10312
2/28/2004         10680              10312
2/29/2004         10680              10312
3/1/2004          10800              10412
3/2/2004          10720              10350
3/3/2004          10700              10371
3/4/2004          10820              10405
3/5/2004          10850              10423
3/6/2004          10850              10423
3/7/2004          10850              10423
3/8/2004          10680              10337
3/9/2004          10560              10278
3/10/2004         10320              10128
3/11/2004         10160               9977
3/12/2004         10370              10101
3/13/2004         10370              10101
3/14/2004         10370              10101
3/15/2004         10090               9957
3/16/2004         10160              10013
3/17/2004         10370              10131
3/18/2004         10330              10118
3/19/2004         10220              10005
3/20/2004         10220              10005
3/21/2004         10220              10005
3/22/2004         10000               9876
3/23/2004          9980               9863
3/24/2004          9960               9839
3/25/2004         10200              10000
3/26/2004         10210               9990
3/27/2004         10210               9990
3/28/2004         10210               9990
3/29/2004         10370              10122
3/30/2004         10460              10163
3/31/2004         10450              10157




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/04

--------------------------------------------------------------------------------
                        A-CLASS         C-CLASS               H-CLASS
                      (03/31/04)       (03/22/02)            (03/22/02)
--------------------------------------------------------------------------------
                         SINCE      ONE      SINCE       ONE         SINCE
                       INCEPTION   YEAR    INCEPTION    YEAR       INCEPTION
--------------------------------------------------------------------------------
SECTOR ROTATION FUND     0.00%    36.79%      1.47%     37.86%       2.20%
S&P 500 INDEX            0.00%    35.12%      0.77%     35.12%       0.77%
--------------------------------------------------------------------------------
THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES AND C-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURE.

6

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                         VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 95.3%

FINANCIALS 20.9%
  INSURANCE 7.9%
  Philadelphia Consolidated
    Holding Co.* ............................            6,752        $  391,616
  Fidelity National
    Financial, Inc. .........................            9,609           380,516
  Argonaut Group, Inc.* .....................           19,055           362,617
  MetLife, Inc. .............................           10,000           356,800
  ProAssurance Corp.* .......................           10,139           354,865
  Wesco Financial Corp. .....................              894           345,978
  W.R. Berkley Corp. ........................            8,635           344,364
  Baldwind & Lyons, Inc.
    --Class B ...............................           10,921           317,037
  Reinsurance Group
    of America ..............................            7,459           305,595
  Great American Financial
  Resources, Inc. ...........................           19,290           304,010
  Chubb Corp. ...............................            4,200           292,068
  Lincoln National Corp. ....................            6,103           288,794
  Navigators Group, Inc.* ...................            9,945           286,217
  Ohio Casualty Corp.* ......................           13,656           272,983
  Universal American
    Financial Corp.* ........................           21,946           263,352
  American Medical
    Security Group, Inc.* ...................            5,482           146,424
  Infinity Property &
    Casualty Corp. ..........................            3,199           100,545
  American International
    Group, Inc. .............................            1,022            72,920
  RLI Corp. .................................            1,694            65,388
                                                                      ----------
TOTAL INSURANCE .............................                          5,252,089
                                                                      ----------
  DIVERSIFIED FINANCIALS 4.1%
  Washington Mutual, Inc. ...................            9,386           400,876
  Freddie Mac ...............................            6,682           394,639
  Lehman Brothers
    Holdings, Inc. ..........................            4,350           360,484
  Principal Financial
    Group, Inc. .............................            9,599           342,012
  Citigroup, Inc. ...........................            6,215           321,316
  Capital One Financial
    Corp. ...................................            2,815           212,335
  MGIC Investment Corp. .....................            3,298           211,831
  First Albany Cos., Inc. ...................           12,541           173,567

                                                                         MARKET
                                                                         VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  Merrill Lynch &
    Co., Inc. ...............................            2,137          $127,280
  Providian Financial
    Corp.* ..................................            8,587           112,490
  Medallion Financial
    Corp. ...................................            6,789            58,725
  AmeriCredit Corp.* ........................              230             3,917
                                                                      ----------
TOTAL DIVERSIFIED FINANCIALS ................                          2,719,472
                                                                      ----------
  BANKS 3.3%
  Bank of America Corp. .....................            7,409           599,981
  1st Source Corp. ..........................           15,101           371,787
  Comerica, Inc. ............................            6,745           366,388
  Wachovia Corp. ............................            7,482           351,654
  WSFS Financial Corp. ......................            6,464           324,299
  CB Bancshares, Inc. .......................            1,000            69,890
  Irwin Financial Corp. .....................            2,387            64,401
  First Sentinel
    Bancorp, Inc. ...........................              430             9,095
  Hancock Holding Co. .......................              240             7,430
                                                                      ----------
TOTAL BANKS .................................                          2,164,925
                                                                      ----------
  REAL ESTATE 3.0%
  Mack-Cali Realty Corp. ....................            8,332           374,190
  Public Storage, Inc. ......................            7,365           358,381
  Anworth Mortgage
    Asset Corp. .............................           23,144           323,090
  LTC Properties, Inc. ......................           14,506           262,704
  Brandywine Realty Trust ...................            6,492           198,331
  Capstead Mortgage
    Corp. ...................................           10,403           191,935
  Rayonier, Inc. ............................            3,765           164,568
  BRT Realty Trust ..........................            2,700            64,422
  CBL & Associates
    Properties, Inc. ........................              796            48,827
                                                                      ----------
TOTAL REAL ESTATE ...........................                          1,986,448
                                                                      ----------
  THRIFTS & MORTGAGE FINANCE 1.4%
  Downey Financial Corp. ....................            6,256           330,943
  Doral Financial Corp. .....................            5,826           205,075
  Ocwen Financial Corp.* ....................           20,324           196,533
  ITLA Capital Corp.* .......................            3,813           188,591
                                                                      ----------
TOTAL THRIFTS &
  MORTGAGE FINANCE ..........................                            921,142
                                                                      ----------



See Notes to Financial Statements.

                                                                 ANNUAL REPORT 7

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                         VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  CONSUMER FINANCE 0.7%
  Advanta Corp. ............................            19,494       $   323,600
  CompuCredit Corp.* .......................             5,062           107,011
  Credit Acceptance
    Corp.* .................................             1,000            18,990
                                                                     -----------
TOTAL CONSUMER FINANCE .....................                             449,601

                                                                     -----------
  CAPITAL MARKETS 0.5%
  Gladstone Capital Corp. ..................            13,635           306,651
                                                                     -----------
TOTAL CAPITAL MARKETS ......................                             306,651
                                                                     -----------
TOTAL FINANCIALS ...........................                          13,800,328
                                                                     -----------
INORMATION TECHNOLOGY 17.1%

  COMMUNICATIONS EQUIPMENT 4.6%
  Cisco Systems, Inc.* .....................            28,934           680,528
  Motorola, Inc. ...........................            24,205           426,008
  Avocent Corp.* ...........................             8,717           320,699
  Advanced Fibre
    Communications,
    Inc.* ..................................            13,713           302,097
  Harris Corp. .............................             6,071           293,897
  Scientific-Atlanta, Inc. .................             8,311           268,778
  Anaren, Inc.* ............................            16,465           259,818
  Qualcomm, Inc. ...........................             3,500           232,470
  Powerwave Technologies,
    Inc.* ..................................            16,936           132,101
  Comtech
    Telecommunications
    Corp.* .................................             3,787            87,858
  Optical Communication
    Products, Inc.* ........................             9,800            32,242
  ViaSat, Inc.* ............................               790            19,655
  Aspect Communications
    Corp.* .................................               790            12,379
  Foundry Networks, Inc.* ..................               110             1,889
  Westell Technologies,
    Inc.--Class A* .........................               110               803
                                                                     -----------
TOTAL COMMUNICATIONS
  EQUIPMENT ................................                           3,071,222
                                                                     -----------
  COMPUTERS & PERIPHERALS 3.8%
  Hypercom Corp.* ..........................            56,603           449,428
  EMC Corp./
    Massachusetts* .........................            26,765           364,272


                                                                         MARKET
                                                                         VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  Western Digital Corp.* ...................            31,683       $   355,800
  Storage Technology
    Corp.* .................................            11,585           322,410
  Diebold, Inc. ............................             5,634           271,108
  SBS Technologies, Inc.* ..................            15,888           245,628
  Applied Films Corp.* .....................             4,479           124,964
  Komag, Inc.* .............................             4,987            91,761
  UNOVA, Inc.* .............................             3,967            85,727
  International Business
    Machines Corp. .........................               815            74,850
  Advanced Digital
    Information Corp.* .....................             3,808            43,335
  NCR Corp.* ...............................               864            38,068
  Sandisk Corp.* ...........................             1,196            33,930
  Stratasys, Inc.* .........................               790            15,034
  Hutchinson
    Technology, Inc.* ......................               338             9,484
                                                                     -----------
TOTAL COMPUTERS
  & PERIPHERALS ............................                           2,525,799
                                                                     -----------
  SOFTWARE 2.9%
  Micromuse, Inc.* .........................            35,680           278,304
  Microsoft Corp. ..........................            10,498           262,135
  RSA Security, Inc.* ......................            13,148           247,051
  NYFIX, Inc.* .............................            45,860           236,638
  Citrix Systems, Inc.* ....................             9,754           210,881
  Lawson Software, Inc.* ...................            24,503           203,375
  Talx Corp. ...............................             5,805           127,420
  Macrovision Corp.* .......................             5,831           108,923
  Verity, Inc.* ............................             6,196            84,699
  Transaction Systems
    Architects, Inc.--
    Class A* ...............................             3,476            80,435
  Inet Technologies, Inc.* .................             4,141            51,390
  Electronic Arts, Inc.* ...................               520            28,059
  Netscout Systems, Inc.* ..................             2,800            21,532
                                                                     -----------
TOTAL SOFTWARE .............................                           1,940,842
                                                                     -----------
  SEMICONDUCTOR EQUIPMENT
    & PRODUCTS 2.2%
  Intel Corp. ..............................            24,808           674,778
  Nvidia Corp.* ............................             9,841           260,688
  Xilinx, Inc.* ............................             4,300           163,400
  Texas Instruments, Inc. ..................             4,000           116,880



See Notes to Financial Statements.

8

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                         VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  National Semiconductor
    Corp.* ..........................................     2,189      $    97,257
  Atmel Corp.* ......................................    11,165           72,572
  Microsemi Corp.* ..................................     3,800           51,984
  Pixelworks, Inc.* .................................     1,992           34,123
                                                                     -----------
TOTAL SEMICONDUCTOR
  EQUIPMENT & PRODUCTS ..............................                  1,471,682
                                                                     -----------
  ELECTRONIC EQUIPMENT
    & INSTRUMENTS 1.5%
  Sanmina-SCI Corp.* ................................    26,198          288,440
  Jabil Circuit, Inc.* ..............................     5,491          161,600
  Analog Devices, Inc. ..............................     3,300          158,433
  Vishay Intertechnology,
    Inc.* ...........................................     5,462          116,559
  Rofin-Sinar
    Technologies, Inc.* .............................     3,511          104,803
  Benchmark Electronics,
    Inc.* ...........................................     3,188          100,358
  TTM Technologies, Inc.* ...........................     1,808           22,275
  Radisys Corp.* ....................................       900           18,810
                                                                     -----------
TOTAL ELECTRONIC EQUIPMENT
  & INSTRUMENTS .....................................                    971,278
                                                                     -----------
  INTERNET SOFTWARE & SERVICES 1.2%
  Infospace, Inc.* ..................................     4,858          188,830
  VeriSign, Inc.* ...................................    10,217          169,500
  Looksmart, Ltd.* ..................................    63,675          125,440
  ValueClick, Inc.* .................................    10,954          118,303
  United Online, Inc.* ..............................     6,513          108,507
  Raidance Communications,
    Inc.* ...........................................    19,990           56,971
  Sohu.com, Inc.* ...................................       450           11,201
                                                                     -----------
TOTAL INTERNET SOFTWARE
  & SERVICES ........................................                    778,752
                                                                     -----------
  IT CONSULTING & SERVICES 0.9%
  CheckFree Corp.* ..................................    10,309          303,703
  First Data Corp. ..................................     3,200          134,912
  Intrado, Inc.* ....................................     6,853          132,606
  Tyler Technologies, Inc.* .........................       230            2,233
                                                                     -----------
TOTAL IT CONSULTING
  & SERVICES ........................................                    573,454
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY ........................                 11,333,029
                                                                     -----------

                                                                         MARKET
                                                                         VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 13.9%
  SPECIALTY RETAIL 3.2%
  Abercrombie & Fitch Co.
    --Class A .......................................    12,931        $ 437,585
  The Gap, Inc. .....................................    18,463          404,709
  Rent-A-Center, Inc.* ..............................    10,564          348,506
  AutoNation, Inc.* .................................    19,899          339,278
  Barnes & Noble, Inc.* .............................     9,335          304,321
  Foot Locker, Inc. .................................     7,529          194,248
  Stage Stores, Inc.* ...............................     1,116           43,178
  Home Depot, Inc. ..................................       425           15,878
  Bed Bath & Beyond,
    Inc.* ...........................................       230            9,605
                                                                     -----------
TOTAL SPECIALTY RETAIL ..............................                  2,097,308
                                                                     -----------
  MEDIA 2.5%
  Time Warner, Inc.* ................................    28,023          472,468
  Viacom, Inc.--Class B .............................    11,509          451,268
  Lin TV Corp.--Class A* ............................    13,328          317,340
  Fox Entertainment Group,
    Inc.--Class A* ..................................    10,659          288,859
  Thomas Nelson, Inc. ...............................     5,065          137,869
                                                                     -----------
TOTAL MEDIA .........................................                  1,667,804
                                                                     -----------
  HOUSEHOLD DURABLES 2.3%
  Centex Corp. ......................................     6,878          371,825
  Furniture Brands
    International, Inc. .............................    10,722          345,248
  Lennar Corp.--Class A .............................     5,438          293,815
  NVR, Inc.* ........................................       542          249,320
  Ryland Group, Inc. ................................     2,728          242,328
  Brookfield Homes Corp. ............................     1,054           36,985
                                                                     -----------
TOTAL HOUSEHOLD DURABLES ............................                  1,539,521
                                                                     -----------
  AUTO COMPONENTS 1.3%
  Autoliv, Inc. .....................................     7,956          326,196
  BorgWarner, Inc. ..................................     3,042          258,053
  American Axle &
    Manufacturing
    Holdings, Inc.* .................................     2,883          106,239
  Lear Corp. ........................................     1,302           80,672
  Dana Corp. ........................................     3,998           79,400
                                                                     -----------
TOTAL AUTO COMPONENTS ...............................                    850,560
                                                                     -----------


See Notes to Financial Statements.

                                                                 ANNUAL REPORT 9


CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                         VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

  HOTELS RESTAURANTS & LEISURE 1.1%
  Jack in the Box, Inc.* ..............................      13,900   $ 347,083
  Six Flags, Inc.* ....................................      30,204     237,101
  Caesars Entertainment,
    Inc.* .............................................       7,387      96,327
  McDonald's Corp. ....................................       2,300      65,711
                                                                      ---------
TOTAL HOTELS RESTAURANTS
  & LEISURE ...........................................                 746,222
                                                                      ---------
  TEXTILES & APPAREL 1.1%
  Nike, Inc.--Class B .................................       4,200     327,054
  Movado Group, Inc. ..................................       7,061     211,406
  Warnaco Group, Inc.* ................................       8,607     172,915
                                                                      ---------
TOTAL TEXTILES & APPAREL ..............................                 711,375
                                                                      ---------
  MULTILINE RETAIL 1.0%
  Federated Department
    Stores, Inc. ......................................       6,960     376,188
  Sears Roebuck and Co. ...............................       5,359     230,223
  Family Dollar Stores, Inc. ..........................         390      14,020
                                                                      ---------
TOTAL MULTILINE RETAIL ................................                 620,431
                                                                      ---------
  LEISURE EQUIPMENT & PRODUCTS 0.7%
  Hasbro, Inc. ........................................      16,677     362,725
  Marvel Enterprises, Inc.* ...........................       6,260     120,120
                                                                      ---------
TOTAL LEISURE EQUIPMENT
  & PRODUCTS ..........................................                 482,845
                                                                      ---------
  INTERNET & CATALOG RETAIL 0.4%
  InterActiveCorp* ....................................       7,190     227,132
  Amazon.com, Inc.* ...................................       1,200      51,936
                                                                      ---------
TOTAL INTERNET & CATALOG RETAIL .......................                 279,068
                                                                      ---------
  AUTOMOBILES 0.3%
  Ford Motor Co. ......................................      13,200     179,124
                                                                      ---------
TOTAL AUTOMOBILES .....................................                 179,124
                                                                      ---------
TOTAL CONSUMER DISCRETIONARY ..........................               9,174,258
                                                                      ---------
HEALTH CARE 12.3%
  HEALTH CARE PROVIDERS & SERVICES 4.8%
  UnitedHealth Group, Inc. ............................       6,397     412,223
  Anthem, Inc.* .......................................       4,077     369,539
  Oxford Health Plans, Inc. ...........................       7,146     349,082
  Pharmaceutical Product
    Development, Inc.* ................................      10,935     325,754



                                                                         MARKET
                                                                         VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

  Hooper Holmes, Inc. .................................      46,571   $ 290,603
  Triad Hospitals, Inc.* ..............................       9,115     280,924
  WellPoint Health
    Networks, Inc.* ...................................       2,100     238,812
  Health Net, Inc.* ...................................       6,853     170,845
  PDI, Inc.* ..........................................       5,862     148,250
  Coventry Health
    Care, Inc.* .......................................       3,495     147,943
  Matria Healthcare, Inc.* ............................       4,670     118,245
  Omnicare, Inc. ......................................       2,289     101,471
  AmerisourceBergen
    Corp. .............................................       1,395      76,279
  Kindred Healthcare,
    Inc.* .............................................       1,192      59,958
  Pacificare Health
    Systems, Inc.* ....................................       1,315      52,008
  SFBC International, Inc.* ...........................         762      22,677
  Caremark Rx, Inc.* ..................................         657      21,845
  Humana, Inc.* .......................................         340       6,467
  Medco Health
    Solutions, Inc.* ..................................          95       3,230
                                                                      ---------
TOTAL HEALTH CARE PROVIDERS
  & SERVICES ..........................................               3,196,155
                                                                      ---------
  HEALTH CARE EQUIPMENT
    & SUPPLIES 4.0%
  Dade Behring
    Holdings, Inc.* ...................................       8,991     399,920
  Becton Dickinson & Co. ..............................       7,537     365,394
  Integra LifeSciences
    Holdings Corp.* ...................................      10,337     316,519
  Bausch & Lomb, Inc. .................................       4,465     267,766
  1-800 Contacts, Inc.* ...............................      14,891     262,230
  Thoratec Corp.* .....................................      17,124     213,879
  West Pharmaceutical
    Services, Inc. ....................................       5,451     203,867
  Interpore International,
    Inc.* .............................................      10,207     146,777
  Baxter International, Inc. ..........................       4,390     135,607
  Candela Corp.* ......................................       9,774     134,001
  DJ Orthopedics, Inc.* ...............................       2,856      73,828
  Ventana Medical
    Systems, Inc.* ....................................       1,421      58,204
  Inamed Corp.* .......................................         554      29,517
  PolyMedica Corp. ....................................         896      24,031
                                                                      ---------


See Notes to Financial Statements.

10

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                         VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

TOTAL HEALTH CARE EQUIPMENT
  & SUPPLIES ...................................                      $2,631,540
                                                                      ----------
  PHARMACEUTICALS 3.1%
  Merck & Co., Inc. ............................          11,912         526,391
  Bristol-Myers Squibb Co. .....................          15,457         374,523
  Pfizer, Inc. .................................          10,669         373,948
  Endo Pharmaceuticals
    Holdings, Inc.* ............................          14,137         345,226
  Watson Pharmaceuticals,
    Inc.* ......................................           4,829         206,633
  Mylan Laboratories, Inc. .....................           3,281          74,577
  Johnson & Johnson, Inc. ......................           1,407          71,363
  aaiPharma, Inc.* .............................           5,075          33,647
  King Pharmaceuticals,
    Inc.* ......................................           1,200          20,208
  American Pharmaceutical
    Partners, Inc.* ............................             340          15,960
                                                                      ----------
TOTAL PHARMACEUTICALS ..........................                       2,042,476
                                                                      ----------
  BIOTECHNOLOGY 0.4%
  Invitrogen Corp.* ............................           2,880         206,467
  Genentech, Inc.* .............................             340          35,979
                                                                      ----------
TOTAL BIOTECHNOLOGY ............................                         242,446
                                                                      ----------
TOTAL HEALTH CARE ..............................                       8,112,617
                                                                      ----------
INDUSTRIALS 10.8%
  COMMERCIAL SERVICES & SUPPLIES 2.9%
  Cendant Corp. ................................          16,351         398,801
  University of Phoenix
    Online* ....................................           4,165         362,438
  Viad Corp. ...................................          13,120         317,110
  Century Business
    Services, Inc.* ............................          44,974         220,822
  NCO Group, Inc.* .............................           7,884         184,249
  United Rentals, Inc.* ........................           9,646         171,409
  Corrections Corp. ............................
    of America* ................................           3,346         119,118
  Gundle/ Slt
    Environmental, Inc.* .......................           4,966          91,474
  Consolidated
    Graphics, Inc.* ............................             790          30,376
  G & K Services, Inc.--
    Class A ....................................             180           6,700
                                                                      ----------

                                                                         MARKET
                                                                         VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

TOTAL COMMERCIAL SERVICES
  & SUPPLIES ...................................                      $1,902,497
                                                                      ----------
  MACHINERY 2.5%
  Danaher Corp. ................................           3,718         347,150
  Deere & Co. ..................................           4,100         284,171
  Flowserve Corp.* .............................          12,129         254,102
  Harsco Corp. .................................           4,992         227,136
  Robbins & Myers, Inc. ........................           9,241         199,144
  Kadant, Inc.* ................................           7,552         157,459
  EnPro Industries, Inc.* ......................           5,276          99,822
  Circor International, Inc. ...................           2,736          61,834
  PACCAR, Inc. .................................             651          36,612
  Joy Global, Inc. .............................             450          12,631
                                                                      ----------
TOTAL MACHINERY ................................                       1,680,061
                                                                      ----------
  INDUSTRIAL CONGLOMERATES 1.6%
  General Electric Co. .........................          18,470         563,705
  3M Co. .......................................           4,300         352,041
  ALLETE, Inc. .................................           3,268         114,674
                                                                      ----------
TOTAL INDUSTRIAL CONGLOMERATES .................                       1,030,420
                                                                      ----------
  AEROSPACE & DEFENSE 1.2%
  United Technologies
    Corp .......................................           4,349         375,319
  Precision Castparts Corp. ....................           6,925         304,908
  Goodrich Corp. ...............................           2,603          73,066
  AAR Corp.* ...................................           5,858          71,936
                                                                      ----------
TOTAL AEROSPACE & DEFENSE ......................                         825,229
                                                                      ----------
  ROAD & RAIL 0.9%
  Burlington Northern
    Santa Fe Corp. .............................          10,600         333,900
  SCS Transportation, Inc.* ....................          11,880         258,984
                                                                      ----------
TOTAL ROAD & RAIL ..............................                         592,884
                                                                      ----------
  BUILDING PRODUCTS 0.8%
  Masco Corp. ..................................          12,826         390,423
  Jacuzzi Brands, Inc.* ........................           8,065          75,650
  USG Corp.* ...................................           2,776          48,552
                                                                      ----------
TOTAL BUILDING PRODUCTS ........................                         514,625
                                                                      ----------
  CONSTRUCTION & ENGINEERING 0.4%
  Washington Group
    International, Inc.* .......................           4,679         171,298


See Notes to Financial Statements.

                                                                ANNUAL REPORT 11

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                         VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Integrated Electrical
    Services* ..................................           8,792       $  98,822
                                                                       ---------
TOTAL CONSTRUCTION
  & ENGINEERING ................................                         270,120
                                                                       ---------
  ELECTRICAL EQUIPMENT 0.3%
  Powell Industries, Inc.* .....................          10,547         187,315
                                                                       ---------
TOTAL ELECTRICAL EQUIPMENT .....................                         187,315
                                                                       ---------
  AIRLINES 0.1%
  MAIR Holdings, Inc.* .........................           8,894          81,291
                                                                       ---------
TOTAL AIRLINES .................................                          81,291
                                                                       ---------
  AIR FREIGHT & COURIERS 0.1%
  J.B.Hunt Transport
    Services, Inc.* ............................           2,485          70,003
  Expeditors International
    Washington, Inc. ...........................             260          10,267
                                                                       ---------
TOTAL AIR FREIGHT & COURIERS ...................                          80,270
                                                                       ---------
TOTAL INDUSTRIALS ..............................                       7,164,712
                                                                       ---------
CONSUMER STAPLES 5.9%
  FOOD PRODUCTS 2.1%
  ConAgra Foods, Inc. ..........................          13,377         360,377
  H.J. Heinz Co. ...............................           9,576         357,089
  Alico, Inc. ..................................           8,495         270,982
  Pilgrim's Pride Corp. ........................           5,196         116,546
  M&F Worldwide Corp.* .........................           8,092         110,780
  John B. Sanfilippo
    & SON* .....................................           2,200          80,740
  Tootsie Roll Industries,
    Inc. .......................................             699          25,569
  Flowers Foods, Inc. ..........................             801          21,018
  Chiquita Brands
    International, Inc.* .......................             899          18,744
                                                                       ---------
TOTAL FOOD PRODUCTS ............................                       1,361,845
                                                                       ---------
  FOOD & DRUG RETAILING 1.3%
  CVS Corp. ....................................           9,760         344,528
  Wal-Mart Stores, Inc. ........................           4,943         295,048
  SUPERVALU, Inc. ..............................           5,972         182,385
  Smart & Final* ...............................           4,990          57,285
  Pantry, Inc.* ................................             450           8,964
                                                                       ---------
TOTAL FOOD & DRUG RETAILING ....................                         888,210
                                                                       ---------

                                                                         MARKET
                                                                         VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS 1.1%
  Kimberly-Clark Corp. .........................           6,448       $ 406,869
  Procter & Gamble Co. .........................           3,222         337,923
                                                                       ---------
TOTAL HOUSEHOLD PRODUCTS .......................                         744,792
                                                                       ---------
  TOBACCO 0.7%
  Loews Corp.--Carolina
    Group ......................................          12,287         336,049
  Altria Group, Inc. ...........................           1,719          93,600
                                                                       ---------
TOTAL TOBACCO ..................................                         429,649
                                                                       ---------
  BEVERAGES 0.5%
  Boston Beer Co., Inc.
   --Class A* ..................................          17,684         325,739
                                                                       ---------
TOTAL BEVERAGES ................................                         325,739
                                                                       ---------
  PERSONAL PRODUCTS 0.2%
  Avon Products, Inc. ..........................           1,400         106,218
  Inter Parfums, Inc. ..........................           1,002          23,036
  USANA Health
    Sciences, Inc.* ............................             230           5,366
                                                                       ---------
TOTAL PERSONAL PRODUCTS ........................                         134,620
                                                                       ---------
TOTAL CONSUMER STAPLES .........................                       3,884,855
                                                                       ---------
ENERGY 4.7%
  OIL & GAS 4.7%
  ChevronTexaco Corp. ..........................           6,171         541,690
  ConocoPhillips ...............................           6,328         441,758
  Marathon Oil Corp. ...........................          11,754         395,757
  Sunoco, Inc. .................................           6,152         383,762
  Cimarex Energy Co.* ..........................          12,781         369,371
  Exxon Mobil Corp. ............................           8,684         361,167
  Chesapeake Energy
    Corp. ......................................          26,158         350,517
  Pogo Producing Co. ...........................           5,518         253,111
  Southwestern
    Energy Co.* ................................           1,060          25,567
  Clayton Williams
    Energy, Inc.* ..............................             230           7,981
  Tesoro Petroleum Corp.* ......................             230           4,322

                                                                       ---------
TOTAL OIL & GAS ................................                       3,135,003
                                                                       ---------
TOTAL ENERGY ...................................                       3,135,003
                                                                       ---------


See Notes to Financial Statements.

12

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                         VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

MATERIALS 4.0%
  CHEMICALS 2.5%
  Monsanto Co. ...............................           12,205         $447,557
  Engelhard Corp. ............................           11,860          354,495
  A. Schulman , Inc. .........................           17,087          335,760
  Cytec Industries, Inc. .....................            9,110          324,043
  Cabot Corp. ................................            3,300          108,240
  Ethyl Corp.* ...............................            3,803           75,338
  H.B. Fuller Co. ............................              230            6,541
                                                                     -----------
TOTAL CHEMICALS ..............................                         1,651,974
                                                                     -----------
  PAPER & FOREST PRODUCTS 0.9%
  Potlatch Corp. .............................            8,938          364,223
  Louisiana-Pacific Corp. ....................            9,245          238,521
                                                                     -----------
TOTAL PAPER & FOREST PRODUCTS ................                           602,744
                                                                     -----------
  METALS & MINING 0.5%
  Carpenter Technology
    Corp. ....................................            5,058          166,307
  Brush Engineered
    Materials, Inc.* .........................            3,882           78,688
  Southern Peru
    Copper Corp. .............................            1,700           68,765
  Schnitzer Steel
    Industries, Inc.--
    Class A ..................................              510           16,351
                                                                     -----------
TOTAL METALS & MINING ........................                           330,111
                                                                     -----------
  CONTAINERS & PACKAGING 0.1%
  Longview Fibre Co. .........................            2,786           31,092
  Chesapeake Corp. ...........................              679           16,207
                                                                     -----------
TOTAL CONTAINERS & PACKAGING .................                            47,299
                                                                     -----------
TOTAL MATERIALS ..............................                         2,632,128
                                                                     -----------
UTILITIES 3.7%
  ELECTRIC UTILITIES 2.7%
  Progress Energy, Inc. ......................            7,444          350,464
  Entergy Corp. ..............................            5,879          349,800
  UIL Holding Corp. ..........................            6,941          334,348
  FPL Group, Inc. ............................            4,790          320,211
  Texas Genco
    Holdings, Inc. ...........................            5,317          190,083
  Central Vermont Public
    Service Corp. ............................            7,720          173,700


                                                                         MARKET
                                                                         VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  Edison International .......................            2,287      $    55,551
                                                                     -----------
TOTAL ELECTRIC UTILITIES .....................                         1,774,157
                                                                     -----------
  MULTI-UTILITIES 1.0%
  Energen Corp. ..............................            7,908          326,205
  Westar Energy, Inc. ........................            9,575          200,692
  Oneok, Inc. ................................            4,494          101,340
  Williams Cos., Inc. ........................            3,093           29,600
                                                                     -----------
TOTAL MULTI-UTILITIES ........................                           657,837
                                                                     -----------
TOTAL UTILITIES ..............................                         2,431,994
                                                                     -----------
TELECOMMUNICATION SERVICES 2.0%
  WIRELESS TELECOMMUNICATION
    SERVICES 1.2%
  Sprint Corp.--
    PCS Group* ...............................           45,680          420,256
  Nextel Communications,
    Inc.--Class A* ...........................            6,360          157,283
  AT&T Wireless
    Services, Inc.* ..........................            9,870          134,331
  American Tower Corp.--
    Class A* .................................            4,092           46,444
  NII Holdings, Inc.--
    Class B* .................................              873           30,581
  Dobson Communications
    Corp.--Class A* ..........................            7,777           22,476
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES ...................................                           811,371
                                                                     -----------
  DIVERSIFIED TELECOMMUNICATION
    SERVICES 0.8%
  Citizens Communications
    Co.* .....................................           28,447          368,104
  AT&T Corp. .................................            6,308          123,448
  Warwick Valley
    Telephone Co. ............................            2,355           60,170
                                                                     -----------
TOTAL DIVERSIFIED
  TELECOMMUNICATION SERVICES .................                           551,722
                                                                     -----------
TOTAL TELECOMMUNICATION
  SERVICES ...................................                         1,363,093
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost $56,190,020) .........................                        63,032,017
                                                                     -----------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 13

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  4.7%
Repurchase Agreement (Note 5)
  0.98% due 04/01/04 ................................  $277,979        $ 277,979
  0.96% due 04/01/04 ................................   968,442          968,442
  0.95% due 04/01/04 ................................   879,031          879,031
  0.93% due 04/01/04 ................................   968,442          968,442
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,093,894) .................................                  3,093,894
                                                                       ---------
TOTAL INVESTMENTS 100%
  (Cost $59,283,914) ................................                $66,125,911
                                                                     ===========

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                            GAIN
                                                      CONTRACTS    (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2004 Russell 2000 Index Futures Contracts
  (Aggregate Market Value of Contracts $1,177,000) ..         4        $  17,967
June 2004 S&P 500 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $1,967,438) ..        35           31,936
                                                                       ---------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $3,144,438)                 $  49,903
                                                                       =========


*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

14

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS                                           March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                         VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 96.6%

INFORMATION TECHNOLOGY 33.6%
  COMMUNICATIONS EQUIPMENT 9.3%
   Cisco Systems, Inc.* .....................          102,510       $ 2,411,035
   Nokia OYJ--SP ADR ........................           90,500         1,835,340
   Qualcomm, Inc. ...........................           23,840         1,583,453
   Motorola, Inc. ...........................           79,090         1,391,984
   Nortel Networks
     Corp.* .................................          173,730         1,031,956
   Lucent Technologies,
     Inc.* ..................................          226,960           932,806
   Alcatel SA--SP ADR* ......................           53,230           843,696
   Corning, Inc.* ...........................           66,160           739,669
   Juniper Networks,
     Inc.* ..................................           23,330           606,813
   Avaya, Inc.* .............................           32,120           510,066
   JDS Uniphase Corp.* ......................          101,200           411,884
   Scientific-Atlanta, Inc. .................           10,810           349,595
   Tellabs, Inc.* ...........................           40,100           346,063
   Utstarcom, Inc.* .........................            8,500           244,460
   QLogic Corp.* ............................            6,300           207,963
                                                                     -----------
TOTAL COMMUNICATIONS
  EQUIPMENT .................................                         13,446,783
                                                                     -----------
  ELECTRONIC EQUIPMENT
    & INSTRUMENTS 9.2%
   Agilent Technologies,
     Inc.* ..................................           48,580         1,536,585
   Flextronics International
     Ltd.* ..................................           73,940         1,273,247
   CDW Corp. ................................           13,840           935,722
   Sanmina--SCI Corp.* ......................           84,640           931,886
   Waters Corp.* ............................           22,520           919,717
   Jabil Circuit, Inc.* .....................           30,900           909,387
   Thermo Electron
     Corp.* .................................           30,600           865,368
   Vishay Intertechnology,
     Inc.* ..................................           34,430           734,736
   AVX Corp. ................................           43,330           714,512
   Symbol Technologies,
     Inc. ...................................           50,590           698,142
   Analog Devices, Inc. .....................           13,900           667,339
   Solectron Corp.* .........................          119,590           661,333


                                                                         MARKET
                                                                         VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   Molex, Inc. ..............................           21,620          $657,032
   Celestica, Inc.* .........................           37,870           621,068
   National Instruments
     Corp. ..................................           18,945           596,010
   Amphenol Corp.--
     Class A* ...............................           17,800           528,660
                                                                     -----------
TOTAL ELECTRONIC EQUIPMENT
  & INSTRUMENTS .............................                         13,250,744
                                                                     -----------
  INTERNET SOFTWARE & SERVICES 8.1%
   Yahoo!, Inc.* ............................           97,784         4,751,324
   VeriSign, Inc.* ..........................           72,830         1,208,250
   WebEx Communications,
     Inc.* ..................................           40,500         1,204,065
   Open Text Corp.* .........................           25,960           773,089
   DoubleClick, Inc.* .......................           60,400           679,500
   EarthLink, Inc.* .........................           76,160           674,777
   Internet Security
     Systems, Inc.* .........................           35,450           625,338
   RealNetworks, Inc.* ......................           86,250           517,500
   United Online, Inc.* .....................           30,550           508,963
   Ariba, Inc.* .............................          140,500           396,210
   PEC Solutions, Inc.* .....................           27,780           367,252
                                                                     -----------
TOTAL INTERNET SOFTWARE
  & SERVICES ................................                         11,706,268
                                                                     -----------
  SEMICONDUCTOR EQUIPMENT
    & PRODUCTS 7.0%
   Intel Corp. ..............................           72,360         1,968,192
   Texas Instruments,
     Inc. ...................................           39,390         1,150,976
Applied Materials,
     Inc.* ..................................           41,230           881,497
   Taiwan Semiconductor
     Manufacturing Co.
     Ltd. --SP ADR* .........................           77,190           805,864
   STMicroelectronics
     NV .....................................           29,600           698,560
   United Microelectronics
     Corp.--SP ADR*                                    122,410           636,532
   Xilinx, Inc.* ............................           15,290           581,020
   Maxim Integrated
     Products, Inc. .........................           12,270           577,794


See Notes to Financial Statements.

                                                                ANNUAL REPORT 15

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                         VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Micron Technology,
     Inc.* .....................................          33,470        $559,284
   Infineon Technologies AG
    --SP ADR* ..................................          33,920         496,928
   ASML Holding NV* ............................          25,940         475,480
   Linear Technology
     Corp. .....................................          12,720         470,894
   KLA-Tencor Corp.* ...........................           8,620         434,017
   Altera Corp.* ...............................          18,080         369,736
                                                                     -----------
TOTAL SEMICONDUCTOR
  EQUIPMENT & PRODUCTS .........................                      10,106,774
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY ...................                      48,510,569
                                                                     -----------
CONSUMER DISCRETIONARY 16.6%
  HOTELS RESTAURANTS & LEISURE 8.9%
   McDonald's Corp. ............................          52,620       1,503,353
   Carnival Corp. ..............................          32,110       1,442,060
   International Game
     Technology, Inc. ..........................          26,060       1,171,658
   Starbucks Corp.* ............................          30,500       1,151,375
   Royal Caribbean
     Cruises Ltd. ..............................          21,110         930,951
   Yum! Brands, Inc.* ..........................          23,540         894,285
   Starwood Hotels &
     Resorts Worldwide,
     Inc. ......................................          20,100         814,050
   Marriott International,
     Inc.--Class A .............................          18,890         803,769
   Hilton Hotels Corp. .........................          43,020         699,075
   Harrah's Entertainment,
     Inc. ......................................          12,430         682,283
   MGM Mirage, Inc.* ...........................          14,550         659,697
   Wendy's International,
     Inc. ......................................          15,360         624,998
   Darden Restaurants,
     Inc. ......................................          23,140         573,641
   Outback Steakhouse,
     Inc. ......................................          10,310         502,097
   Brinker International,
     Inc.* .....................................          12,430         471,470
                                                                     -----------
TOTAL HOTELS RESTAURANTS
  & LEISURE ....................................                      12,924,762
                                                                     -----------

                                                                         MARKET
                                                                         VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------
  AUTO COMPONENTS 7.7%
   Johnson Controls, Inc. ......................          24,100     $ 1,425,515
   Magna International,
     Inc.--Class A .............................          15,500       1,227,600
   Delphi Corp. ................................          98,500         981,060
   Lear Corp. ..................................          14,500         898,420
   Autoliv, Inc. ...............................          21,200         869,200
   Gentex Corp. ................................          18,400         798,192
   Dana Corp. ..................................          37,500         744,750
   BorgWarner, Inc. ............................           7,700         653,191
   American Axle &
     Manufacturing
     Holdings, Inc.* ...........................          16,800         619,080
   Goodyear Tire &
     Rubber Co.* ...............................          65,200         556,808
   Cooper Tire &
     Rubber Co. ................................          27,000         544,050
   ArvinMeritor, Inc. ..........................          25,200         499,716
   Visteon Corp. ...............................          52,100         498,597
   Superior Industries
     International .............................          11,500         407,560
   China Yuchai
     International Ltd. ........................          18,600         372,186
                                                                     -----------
TOTAL AUTO COMPONENTS ..........................                      11,095,925
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY ...................                      24,020,687
                                                                     -----------
FINANCIALS 15.5%
  DIVERSIFIED FINANCIALS 15.1%
   American Express Co. ........................          58,900       3,053,965
   MBNA Corp. ..................................          80,200       2,215,926
   Capital One
     Financial Corp. ...........................          21,400       1,614,202
   SLM Corp. ...................................          38,300       1,602,855
   UBS AG ......................................          19,290       1,436,912
   J.P. Morgan Chase & Co. .....................          32,830       1,377,218
   Morgan Stanley ..............................          20,300       1,163,190
   Goldman Sachs
     Group, Inc. ...............................          10,100       1,053,935
   Merrill Lynch &
     Co., Inc. .................................          17,280       1,029,197
   Providian Financial
     Corp.* ....................................          56,300         737,530


See Notes to Financial Statements.

16

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2004
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                         VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
   Bank of New York
     Co., Inc. ...............................           20,400         $642,600
   Lehman Brothers
     Holdings, Inc. ..........................            7,650          633,955
   State Street Corp. ........................           11,320          590,112
   AmeriCredit Corp.* ........................           33,600          572,208
   Franklin Resources,
     Inc. ....................................           10,210          568,493
   Charles Schwab Corp. ......................           45,850          532,319
   Mellon Financial
     Corp. ...................................           16,360          511,904
   First Marblehead
     Corp.* ..................................           16,800          494,760
   Nelnet, Inc.--
     Class A* ................................           18,200          462,280
   Northern Trust Corp. ......................            9,500          442,605
   Bear Stearns Cos., Inc. ...................            4,600          403,328
   T. Rowe Price
     Group, Inc. .............................            6,300          339,129
   Legg Mason, Inc. ..........................            3,000          278,340
                                                                     -----------
TOTAL DIVERSIFIED FINANCIALS .................                        21,756,963
                                                                     -----------
  CONSUMER FINANCE 0.4%
   CompuCredit Corp.* ........................           16,800          355,152
   Cash America
     International, Inc. .....................           13,100          301,955
                                                                     -----------
TOTAL CONSUMER FINANCE .......................                           657,107
                                                                     -----------
TOTAL FINANCIALS .............................                        22,414,070
                                                                     -----------
MATERIALS 15.0%
  CONSTRUCTION MATERIALS 7.6%
   Cemex SA de CV--
     SP ADR ..................................           96,000        2,862,720
   Vulcan Materials Co. ......................           41,500        1,968,760
   Lafarge North
     America, Inc. ...........................           38,100        1,548,765
   Martin Marietta
     Materials, Inc. .........................           30,300        1,398,648
   Florida Rock
     Industries, Inc. ........................           30,000        1,264,500
   Eagle Materials, Inc. .....................           16,700          982,795
   Texas Industries, Inc. ....................           24,600          889,290
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS .................                        10,915,478
                                                                     -----------

                                                                         MARKET
                                                                         VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
  METALS & MINING 7.4%
   Alcoa, Inc. ...............................           39,480       $1,369,561
   Newmont Mining
     Corp. ...................................           21,850        1,018,865
   Alcan, Inc. ...............................           21,950          983,140
   POSCO - SP ADR ............................           26,590          941,020
   Barrick Gold Corp. ........................           36,450          866,781
   Phelps Dodge Corp.* .......................            8,600          702,276
   AngloGold Ltd. -
     SP ADR ..................................           15,820          668,711
   Gold Fields Ltd. -
     SP ADR ..................................           48,320          635,408
   Placer Dome, Inc. .........................           35,250          633,443
   Inco Ltd.* ................................           17,830          617,453
   Freeport-McMoRan
     Copper & Gold,
     Inc.--Class B ...........................           14,110          551,560
   Nucor Corp. ...............................            8,300          510,284
   Harmony Gold Mining
     Co. Ltd--SP ADR .........................           31,010          478,484
   Goldcorp, Inc. ............................           23,870          353,515
   Kinross Gold
     Corp.* ..................................           46,420          340,259
                                                                     -----------
TOTAL METALS & MINING ........................                        10,670,760
                                                                     -----------
TOTAL MATERIALS ..............................                        21,586,238
                                                                     -----------
TELECOMMUNICATION SERVICES 8.1%
  WIRELESS TELECOMMUNICATION
    SERVICES 8.1%
   Vodafone Group
     PLC--SP ADR .............................           93,800        2,241,820
   AT&T Wireless
     Services, Inc.* .........................           99,300        1,351,473
   China Mobile Hong
     Kong Ltd.--
     SP ADR ..................................           91,200        1,339,728
   America Movil SA
     de CV--SP ADR ...........................           27,000        1,043,550
   Nextel Communications,
     Inc.--Class A* ..........................           36,500          902,645
   SK Telecom Co. Ltd.--
     SP ADR ..................................           35,700          760,410
   Mobile Telesystems--
     SP ADR ..................................            5,400          710,100


See Notes to Financial Statements.

                                                                ANNUAL REPORT 17

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2004
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
   Sprint Corp.--PCS
     Group* ..............................             77,000           $708,400
   China Unicom--
     ADR .................................             64,700            582,947
   Vimpel-Communications
    --SP ADR* ............................              4,100            426,359
   U.S. Cellular Corp.* ..................              9,183            354,923
   Telephone & Data
     Systems, Inc. .......................              4,800            340,176
   Crown Castle
     International
     Corp.* ..............................             25,300            319,539
   Nextel Partners, Inc.
    --Class A* ...........................             24,600            311,436
   American Tower Corp.
    --Class A* ...........................             25,700            291,695
                                                                    ------------
TOTAL WIRELESS
  TELECOMMUNICATION
  SERVICES ...............................                            11,685,201
                                                                    ------------
TOTAL TELECOMMUNICATION
   SERVICES ..............................                            11,685,201
                                                                    ------------

                                                                         MARKET
                                                                         VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
INDUSTRIALS 7.8%
  BUILDING PRODUCTS 7.8%
   Masco Corp. ...........................            121,900         $3,710,636
   American Standard
     Cos., Inc.* .........................             23,500          2,673,125
   York International
     Corp. ...............................             31,700          1,246,127
   Lennox International,
     Inc. ................................             56,900          1,055,495
   USG Corp.* ............................             51,100            893,739
   Jacuzzi Brands, Inc.* .................             92,100            863,898
   Griffon Corp.* ........................             37,400            807,840
                                                                    ------------
TOTAL BUILDING PRODUCTS ..................                            11,250,860
                                                                    ------------
TOTAL INDUSTRIALS ........................                            11,250,860
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $126,305,462) ....................                           139,467,625
                                                                    ------------

                                                         FACE
                                                       AMOUNT
                                                       ------

REPURCHASE AGREEMENTS  3.4%
Repurchase Agreement  (Note 5)
  0.95% due 04/01/04 .....................         $4,919,838          4,919,838
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,919,838) ......................                             4,919,838
                                                                    ------------
TOTAL INVESTMENTS 100%
  (Cost $131,225,300) ....................                          $144,387,463
                                                                    ============


*NON-INCOME PRODUCING SECURITIES
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

18


STATEMENTS OF ASSETS AND LIABILITIES                              March 31, 2004
--------------------------------------------------------------------------------

                                                         CORE        SECTOR
                                                       EQUITY      ROTATION
                                                         FUND          FUND
                                                   ----------- ------------

ASSETS

Securities at Value* (Notes 1, 2 and 5) .......... $66,125,911 $144,387,463
Segregated Cash with Broker ......................     140,000           --
Cash in Custodian Bank ...........................          --        5,024
Receivable for Shares Purchased ..................     242,304    1,706,927
Investment Income Receivable (Note 1) ............      58,208       77,165
                                                   ----------- ------------
  TOTAL ASSETS ...................................  66,566,423  146,176,579
                                                   ----------- ------------
LIABILITIES

Payable for Futures Contracts Settlement (Note 1)        1,850           --
Liability for Shares Redeemed ....................      94,798      105,904
Investment Advisory Fee Payable (Note 3) .........      42,864      106,701
Transfer Agent Fee Payable (Note 3) ..............      15,309       29,639
Distribution and Service Fee Payable (Note 3) ....       5,466       12,809
Portfolio Accounting Fee Payable (Note 3) ........       6,123       11,856
Custody Fees Payable .............................       2,487        3,478
Other Liabilities ................................      17,250       32,689
                                                   ----------- ------------
  TOTAL LIABILITIES ..............................     186,147      303,076
                                                   ----------- ------------
NET ASSETS (NOTE 8) .............................. $66,380,276 $145,873,503
                                                   =========== ------------

A-CLASS:
Net Assets .......................................     $ 1,000      $ 4,838
Shares Outstanding ...............................          69          463
Net Asset Value Per Share ........................      $14.44       $10.45
Maximum Offering Price Per Share
 (net asset value adjusted
 for sales charge of 4.75% of offering price) ....      $15.16       $10.97

C-CLASS:
Net Assets ....................................... $23,810,850 $ 59,191,659
Shares Outstanding ...............................   1,668,607    5,744,949
Net Asset Value Per Share ........................      $14.27       $10.30

H-CLASS:
Net Assets ....................................... $42,568,426 $ 86,677,006
Shares Outstanding ...............................   2,947,313    8,291,966
Net Asset Value Per Share ........................      $14.44       $10.45






* THE COST OF SECURITIES AT VALUE IS $59,283,914 AND $131,225,300, RESPECTIVELY.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 19

STATEMENTS OF OPERATIONS                               Year Ended March 31, 2004
--------------------------------------------------------------------------------

                                                          CORE       SECTOR
                                                        EQUITY     ROTATION
                                                          FUND         FUND
                                                   ----------- ------------

INVESTMENT INCOME
  Interest (Note 1) .............................. $    23,572  $    23,245
  Dividends, Net of Foreign Tax Withheld* (Note 1)     680,426      692,244
                                                   ----------- ------------
    Total Income .................................     703,998     715,489
                                                   ----------- ------------
EXPENSES
  Advisory Fees (Note 3) .........................     374,291      840,645
  Transfer Agent Fees (Note 3) ...................     128,033      233,513
  Distribution & Service Fees (Note 3):
    C-Class ......................................     163,070      346,609
    H-Class ......................................      87,266      146,861
  Accounting Fees (Note 3) .......................      51,213       93,405
  Trustees' Fees .................................       1,848        3,681
  Miscellaneous ..................................      79,165      142,198
                                                   ----------- ------------
    Total Expenses ...............................     884,886   1,806,912
                                                   ----------- ------------
Net Investment Loss ..............................    (180,888)  (1,091,423)
                                                   ----------- ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 1)
Net Realized Gain on:
  Investment Securities ..........................   8,288,005   10,606,545
  Futures Contract ...............................     282,729           --
                                                   ----------- ------------
    Total Net Realized Gain ......................   8,570,734  10,606,545
                                                   ----------- ------------
Net Change in Unrealized Appreciation
   (Depreciation) on:
  Investment Securities ..........................   6,705,038   13,042,404
  Futures Contracts ..............................      49,903           --
                                                   ----------- ------------
Net Change in Unrealized Appreciation
   (Depreciation) ................................   6,754,941   13,042,404
                                                   ----------- ------------
    Net Gain on Investments ......................  15,325,675   23,648,949
                                                   ----------- ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....... $15,144,787  $22,557,526
                                                   =========== ============


* NET OF FOREIGN TAX WITHHELD OF $25 AND $9,656, RESPECTIVELY.

See Notes to Financial Statements.

20                                                              ANNUAL REPORT 21


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        CORE EQUITY FUND                        SECTOR ROTATION FUND
                                                   ------------------------                    ----------------------
                                                          YEAR       PERIOD                         YEAR         YEAR
                                                         ENDED        ENDED                        ENDED        ENDED
                                                     MARCH 31,    MARCH 31,                    MARCH 31,    MARCH 31,
                                                          2004        2003*                         2004         2003
                                                   ----------- ------------                 ------------ ------------
FROM OPERATIONS
  Net Investment Income (Loss) ................... $  (180,888) $     5,530                 $ (1,091,423) $ (168,458)
  Net Realized Gain (Loss) on Investments
    and Futures Contracts ........................   8,570,734   (1,235,184)                  10,606,545  (24,197,329)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and
    Futures Contracts ............................   6,754,941      136,959                   13,042,404       73,823
                                                   -----------  -----------                 ------------  -----------
  Net Increase (Decrease) in Net Assets
    from Operations ..............................  15,144,787   (1,092,695)                  22,557,526  (24,291,964)
                                                   -----------  -----------                 ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income
    A-Class ......................................          --           --                           --           --
    C-Class ......................................      (1,058)          --                           --           --
    H-Class ......................................      (2,308)          --                           --           --
  Realized Gain on Investment
    A-Class ......................................          --           --                           --           --
    C-Class ......................................    (156,031)          --                           --           --
    H-Class ......................................    (340,409)          --                           --           --
                                                   -----------  -----------                 ------------  -----------
  Total Distributions to Shareholders ............    (499,806)          --                           --           --
                                                   -----------  -----------                 ------------  -----------
NET INCREASE IN NET ASSETS FROM SHARE
   TRANSACTIONS (NOTE 7) .........................  27,448,288   25,379,702                   70,932,446   53,470,374
                                                   -----------  -----------                 ------------  -----------
  Net Increase in Net Assets .....................  42,093,269   24,287,007                   93,489,972   29,178,410
 NET ASSETS--BEGINNING OF PERIOD .................  24,287,007           --                   52,383,531   23,205,121
                                                   -----------  -----------                 ------------  -----------
 NET ASSETS--END OF PERIOD (NOTE 8) .............. $66,380,276  $24,287,007                 $145,873,503  $52,383,531
                                                   ===========  ===========                 ============  ===========


* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002.

See Notes to Financial Statements.

22


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 A-CLASS
                                                          ----------------------
                                                             CORE         SECTOR
                                                           EQUITY       ROTATION
                                                             FUND           FUND
                                                          -------        -------
                                                           PERIOD         PERIOD
                                                            ENDED          ENDED
                                                        MARCH 31,      MARCH 31,
                                                            2004*          2004*
                                                          -------        -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............         $14.44         $10.45
                                                          -------        -------
Net Investment Income+ ...........................             --             --
Net Realized and Unrealized Gains
  on Securities ..................................             --             --
                                                          -------        -------
Net Increase in Net Asset Value
  Resulting from Operations ......................             --             --
DISTRIBUTIONS TO SHAREHOLDERS ....................             --             --
                                                          -------        -------
Net Increase in Net Asset  Value .................             --             --
                                                          -------        -------
NET ASSET VALUE--END OF PERIOD ...................         $14.44         $10.45
                                                          =======        =======
TOTAL INVESTMENT RETURN ..........................          0.00%          0.00%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................        0.00%**        0.00%**
Net Expenses .....................................        0.00%**        0.00%**
Net Investment Income ............................        0.00%**        0.00%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................           226%           253%
Net Assets, End of Period (000's omitted) ........             $1             $5


*   SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

                                                                ANNUAL REPORT 23

--------------------------------------------------------------------------------


This page intentionally left blank.

24                                                              ANNUAL REPORT 25

--------------------------------------------------------------------------------

                                                                   C-CLASS                             C-CLASS
                                                           ------------------------       ---------------------------------
                                                                     CORE                               SECTOR
                                                                    EQUITY                             ROTATION
                                                                     FUND                                FUND
                                                           ------------------------       ---------------------------------
                                                                YEAR         PERIOD            YEAR         YEAR     PERIOD
                                                               ENDED          ENDED           ENDED        ENDED      ENDED
                                                           MARCH 31,      MARCH 31,       MARCH 31,    MARCH 31,  MARCH 31,
                                                                2004          2003*            2004         2003      2002*
                                                            --------     ----------        --------    ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...............        $  10.11     $    10.00        $   7.53    $    9.99  $   10.00
                                                            --------     ----------        --------    ---------  ---------
Net Investment Loss+ ...............................            (.11)          (.03)           (.16)        (.07)        --
Net Realized and Unrealized Gains
  (Losses) on Securities ...........................            4.38            .14            2.93        (2.39)      (.01)
                                                            --------     ----------        --------    ---------  ---------
Net Increase (Decrease) in Net Asset Value Resulting
  from Operations ..................................            4.27            .11            2.77        (2.46)      (.01)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ............................              --             --              --           --         --
  Net Realized Capital Gains .......................            (.11)            --              --           --         --
                                                            --------     ----------        --------    ---------  ---------
Net Increase (Decrease) in Net Asset Value .........            4.16            .11            2.77        (2.46)      (.01)
                                                            --------     ----------        --------    ---------  ---------
NET ASSET VALUE--END OF PERIOD .....................        $  14.27     $    10.11        $  10.30    $    7.53  $    9.99
                                                            --------     ----------        --------    ---------  ---------
TOTAL INVESTMENT RETURN ............................          42.29%          1.10%          36.79%     (24.62)%    (0.10)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .....................................           2.24%        2.41%**           2.41%        2.44%    2.44%**
Net Expenses .......................................           2.24%        2.41%**           2.41%        2.44%    2.44%**
Net Investment Loss ................................         (0.87)%      (0.48)%**         (1.66)%      (0.83)%  (1.86)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .........................            226%           123%            253%         451%         --
Net Assets, End of Period (000's omitted) ..........        $ 23,811     $    5,771      $   59,192      $17,538     $5,150

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002--CORE EQUITY FUND; MARCH 22, 2002--SECTOR ROTATION FUND.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

26                                                              ANNUAL REPORT 27


--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS(CONCLUDED)
--------------------------------------------------------------------------------

                                                                   H-CLASS                              H-CLASS
                                                           ------------------------       --------------------------------
                                                                      CORE                              SECTOR
                                                                     EQUITY                            ROTATION
                                                                      FUND                               FUND
                                                           ------------------------       --------------------------------
                                                                YEAR         PERIOD            YEAR        YEAR     PERIOD
                                                               ENDED          ENDED           ENDED       ENDED      ENDED
                                                           MARCH 31,      MARCH 31,       MARCH 31,   MARCH 31,  MARCH 31,
                                                                2004          2003*            2004        2003      2002*
                                                           ---------      ---------       ---------   ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................     $ 10.15        $ 10.00         $  7.58     $  9.99  $   10.00
                                                             -------        -------         -------     -------  ---------
Net Investment Income (Loss)+ ..........................        (.01)           .01            (.09)       (.01)         --
Net Realized and Unrealized Gains (Losses) on Securities        4.41            .14            2.96       (2.40)      (.01)
                                                             -------        -------         -------     -------  ---------
Net Increase (Decrease) in Net Asset Value Resulting
  from Operations ......................................        4.40            .15            2.87       (2.41)      (.01)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --              --          --         --
  Net Realized Capital Gains ...........................        (.11)            --              --          --         --
                                                             -------        -------         -------     -------  ---------
Net Increase (Decrease) in Net Asset Value .............        4.29            .15            2.87       (2.41)      (.01)
                                                             -------        -------         -------     -------  ---------
NET ASSET VALUE--END OF PERIOD .........................     $ 14.44        $ 10.15         $ 10.45     $  7.58  $    9.99
                                                             =======        =======         =======     =======  =========
TOTAL INVESTMENT RETURN ................................      43.41%          1.50%          37.86%    (24.12)%    (0.10)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       1.49%          1.67%**         1.66%       1.68%    1.69%**
Net Expenses ...........................................       1.49%          1.67%**         1.66%       1.68%    1.69%**
Net Investment Income (Loss) ...........................     (0.11)%         0.22%**        (0.88)%     (0.08)%  (1.13)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................        226%           123%            253%        451%         --
Net Assets, End of Period (000's omitted) ..............     $42,568        $18,516         $86,677     $34,845    $18,055


* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002--CORE EQUITY FUND; MARCH 22, 2002--SECTOR ROTATION FUND.
**  ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

28



NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers six separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, H-Class Shares and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if shares are redeemed within 12 months of purchase. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                            SALES CHARGE AS % OF    SALES CHARGE AS % OF NET
AMOUNT OF INVESTMENT           OFFERING PRICE            AMOUNT INVESTED
--------------------        --------------------    ------------------------
Less than $100,000                 4.75%                     4.99%
$100,000 but less than $250,000    3.75%                     3.90%
$250,000 but less than $500,000    2.75%                     2.83%
$500,000 but less than $1,000,000  1.60%                     1.63%
Greater than $1,000,000            0.00%                     0.00%

At March 31, 2004, the Trust consisted of forty-three separate series: twenty-two Benchmark Funds, one Money Market Fund, eighteen Sector Funds, and two Strategic Funds. This report covers the Strategic Funds (the "Funds"), while the Money Market Fund, the Benchmark Funds and the Sector Funds are contained in separate reports. As of March 31, 2004, only A-Class, C-Class and H-Class Shares had been issued in the Strategic Funds.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

                                                               ANNUAL REPORT 29

--------------------------------------------------------------------------------

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual funds in the Trust on a pro rata basis upon the respective aggregate net assets value of each fund included in the Trust.

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options.

E. Each Strategic Fund seeks long-term capital appreciation and seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Funds may also purchase ADRs and U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions. The risks inherent in the use of futures, options and equity swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

30


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.   FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid

                                                                ANNUAL REPORT 31

--------------------------------------------------------------------------------

secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Strategic Funds. Effective July 1, 2003, the Trustees voted to reduce Core Equity's basic management fee to 0.70% of the Fund's average daily net assets and implement a performance adjustment allowing the basic fee to increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000(R) Index (the "Index"). The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning June 30, 2004. Until June 30, 2004, the effective management fee will remain constant at 0.70% of the Fund's average daily net assets. Certain officers of the Trust are also officers of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Strategic Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Strategic Funds.

Certain officers of the Trust are also officers of Rydex Fund Services, Inc.

The Trust has adopted a Distribution Plan (the "Plan") applicable to its A-Class Shares and H-Class Shares, for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C-Class Plan") applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Fund's C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to your financial advisor. The

32

--------------------------------------------------------------------------------

Distributor retains the service and distribution fees on accounts with no authorized dealer of record.

Certain officers of the Trust are also officers of Rydex Distributors, Inc.

4.   FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during April 1, 2003-March 31, 2004 was as follows:

                                      ORDINARY      LONG-TERM         TOTAL
FUND                                    INCOME   CAPITAL GAIN  DISTRIBUTIONS
-----                                ---------   ------------  -------------
Core Equity Fund .................   $ 444,236       $ 55,570      $ 499,806
Sector Rotation Fund .............          --             --             --

There were no distributions from the funds between April 1, 2002 and March 31, 2003.

The tax character of distributable earnings/(accumulated losses) at March 31, 2004 was as follows:

                                    UNDISTRIBUTED            NET
                     UNDISTRIBUTED REALIZED GAIN/     UNREALIZED       CAPITAL
                          ORDINARY   (ACCUMULATED   APPRECIATION/         LOSS
FUND                        INCOME          LOSS)  (DEPRECIATION) CARRYFORWARD
------             --------------- --------------  -------------- ------------
Core Equity Fund ..     $1,635,782     $1,162,805     $ 6,537,302          $--
Sector Rotation Fund            --             --      12,870,999  (13,278,233)*


*EXPIRES IN 2011

                                                                ANNUAL REPORT 33

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At March 31, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                               TAX         TAX           NET
                                   TAX   UNREALIZED  UNREALIZED   UNREALIZED
FUND                              COST         GAIN        LOSS         GAIN
----                       ------------ ----------- ------------ -----------
Core Equity Fund .......   $ 59,638,512 $ 7,474,817 $  (937,515) $ 6,537,302
Sector Rotation Fund ...    131,516,464  14,920,812  (2,049,813)  12,870,999

5.   REPURCHASE AGREEMENTS

The Core Equity Fund transfers uninvested cash balances into a single joint account, along with uninvested cash balances of the Rydex Dynamic Funds, a separate Trust, and the OTC Fund, the Medius Fund, the Mekros Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Nova Master Portfolio, the Ursa Master Portfolio, the Arktos Master Portfolio, and Juno Master Portfolio (all included in the Trust, but contained in separate a report). The daily aggregate balance of the joint account is invested in one or more repurchase agreements collateralized by obligations of the U. S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Trusts' custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of March 31, 2004 are as follows:

COUNTERPARTY                   TERMS OFAGREEMENT    FACE VALUE  MARKET VALUE  MATURITY VALUE
------------                  ------------------  ------------  ------------  --------------
UBS Financial Services, Inc.  0.98% due 04/01/04  $155,000,000  $155,000,000    $155,004,162
Morgan Stanley, Inc. ........ 0.96% due 04/01/04   155,000,000   155,000,000     155,004,077
Salomon Smith Barney, Inc. .. 0.93% due 04/01/04   155,000,000   155,000,000     155,003,949
U.S. Bank NA ................ 0.95% due 04/01/04   140,689,654   140,689,654     140,693,316
                                                                ------------    ------------
                                                                $605,689,654    $605,705,504
                                                                ============    ============

As of March 31, 2004, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                     RANGE OF RATES     PAR VALUE   MARKET VALUE
---------------                 ----------------  ------------   ------------
U. S. Treasury Bonds .........   3.375% - 9.250%  $203,712,523   $278,795,684
U. S. Treasury Notes .........  1.875% - 10.000%   141,030,000    148,660,179
U. S. Treasury Bills .........         1.750%       46,710,000     47,146,790
Ginnie Mae ...................   2.578% - 4.500%   141,612,843    143,171,444
                                                                 ------------
                                                                 $617,774,097
                                                                 ============

34

--------------------------------------------------------------------------------

The Sector Rotation Fund transfers uninvested cash balances into a single joint account, along with uninvested cash balances of the Sector Funds, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, and the Large-Cap Growth Fund (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in a repurchase agreement collateralized by obligations of
U. S. Government Agencies. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreement at maturity.

The repurchase agreement that was executed and outstanding as of March 31, 2004 was as follows:

COUNTERPARTY       TERMS OF AGREEMENT   FACE VALUE MARKET VALUE  MATURITY VALUE
------------       ------------------  ----------- ------------  --------------
U.S. Bank NA       0.95% due 04/01/04  $17,723,153  $17,723,153     $17,723,614
                                                    -----------     -----------
                                                    $17,723,153     $17,723,614
                                                    ===========     ===========

As of March 31, 2004, the collateral for the repurchase agreement was as follows:

SECURITY TYPE                       RANGE OF RATES     PAR VALUE   MARKET VALUE
---------------                     --------------   -----------   ------------
Ginnie Mae                                  3.607%   $17,687,000    $18,077,925
                                                                    -----------
                                                                    $18,077,925
                                                                    ===========

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6.   SECURITIES TRANSACTIONS

During the year ended March 31, 2004, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                                ANNUAL REPORT 35

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                           CORE        SECTOR
                                                         EQUITY      ROTATION
                                                           FUND          FUND
                                                   ------------  ------------
Purchases .......................................  $132,685,774  $293,672,121
Sales ...........................................  $108,649,975  $228,614,615

7.   SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the period ended March 31, 2004 were:

A-CLASS:                                               CORE          SECTOR
                                                     EQUITY        ROTATION
                                                       FUND*           FUND*
                                                 ----------      ----------
Shares Purchased ...............................         69             463
Purchased through Dividend Reinvestment ........         --              --
                                                 ----------      ----------
Total Purchased ................................         69             463
Shares Redeemed ................................         --              --
                                                 ----------      ----------
Net Shares Purchased ...........................         69             463
                                                 ==========      ==========

C-CLASS:                                               CORE          SECTOR
                                                     EQUITY        ROTATION
                                                       FUND            FUND
                                                 ----------      ----------
Shares Purchased ...............................  1,529,068       4,929,373
Purchased through Dividend Reinvestment ........     11,280              --
                                                 ----------      ----------
Total Purchased ................................  1,540,348       4,929,373
Shares Redeemed ................................   (442,457)     (1,513,725)
                                                 ----------      ----------
Net Shares Purchased ...........................  1,097,891       3,415,648
                                                 ==========      ==========

H-CLASS:                                               CORE          SECTOR
                                                     EQUITY        ROTATION
                                                       FUND            FUND
                                                 ----------      ----------
Shares Purchased ...............................  7,204,234      10,299,134
Purchased through Dividend Reinvestment ........     21,566              --
                                                 ----------      ----------
Total Purchased ................................  7,225,800      10,299,134
Shares Redeemed ................................ (6,102,086)     (6,602,667)
                                                 ----------      ----------
Net Shares Purchased ...........................  1,123,714       3,696,467
                                                 ==========      ==========



* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

36

--------------------------------------------------------------------------------

Transactions in shares for the period ended March 31, 2003 were:

C-CLASS:                                               CORE          SECTOR
                                                     EQUITY        ROTATION
                                                      FUND*            FUND
                                                 ----------      ----------
Shares Purchased ...............................    659,414       2,543,273
Purchased through Dividend Reinvestment ........         --              --
                                                 ----------      ----------
Total Purchased ................................    659,414       2,543,273
Shares Redeemed ................................   (88,698)        (729,369)
                                                 ----------      ----------
Net Shares Purchased ...........................    570,716       1,813,904
                                                 ==========      ==========

H-CLASS:                                               CORE          SECTOR
                                                     EQUITY        ROTATION
                                                      FUND*            FUND
                                                 ----------      ----------
Shares Purchased ...............................  4,450,764      14,679,220
Purchased through Dividend Reinvestment ........         --              --
                                                 ----------      ----------
Total Purchased ................................  4,450,764      14,679,220
Shares Redeemed ................................ (2,627,165)    (11,890,532)
                                                 ----------      ----------
Net Shares Purchased ...........................  1,823,599       2,788,688
                                                 ==========      ==========

Transactions in dollars for the period ended March 31, 2004 were:

A-CLASS:                                               CORE          SECTOR
                                                     EQUITY        ROTATION
                                                     FUND**          FUND**
                                                 ----------      ----------
Shares Purchased ...............................     $1,000          $4,838
Purchased through Dividend Reinvestment ........         --              --
                                                 ----------      ----------
Total Purchased ................................      1,000           4,838
Shares Redeemed ................................         --              --
                                                 ----------      ----------
Net Change .....................................     $1,000          $4,838
                                                 ==========      ==========

C-CLASS:                                               CORE          SECTOR
                                                     EQUITY        ROTATION
                                                       FUND            FUND
                                                -----------     -----------
Shares Purchased ...............................$19,137,844     $48,453,171
Purchased through Dividend Reinvestment ........    149,346              --
                                                -----------     -----------
Total Purchased ................................ 19,287,190      48,453,171
Shares Redeemed ................................ (5,848,388)    (14,627,510)
                                                -----------     -----------
Net Change .....................................$13,438,802     $33,825,661
                                                ===========     ===========



 * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002.
** SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.


                                                                ANNUAL REPORT 37

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

H-CLASS:                                               CORE          SECTOR
                                                     EQUITY        ROTATION
                                                       FUND            FUND
                                                -----------    ------------
Shares Purchased .............................. $92,881,600    $100,363,947
Purchased through Dividend Reinvestment .......     288,340              --
                                                -----------    ------------
Total Purchased ...............................  93,169,940     100,363,947
Shares Redeemed ............................... (79,161,454)    (63,262,000)
                                                -----------    ------------
Net Change .................................... $14,008,486    $ 37,101,947
                                                ===========    ============


Transactions in dollars for the period ended March 31, 2003 were:

C-CLASS:                                               CORE          SECTOR
                                                     EQUITY        ROTATION
                                                      FUND*            FUND
                                                -----------     -----------
Shares Purchased ..............................  $6,906,677     $22,911,212
Purchased through Dividend Reinvestment .......          --              --
                                                -----------     -----------
Total Purchased ...............................   6,906,677      22,911,212
Shares Redeemed ...............................    (910,390)     (5,912,062)
                                                -----------     -----------
Net Change ....................................  $5,996,287     $16,999,150
                                                ===========     ===========

H-CLASS:                                               CORE          SECTOR
                                                     EQUITY        ROTATION
                                                      FUND*            FUND
                                                 -----------    -----------
Shares Purchased ..............................  $47,161,455   $135,343,128
Purchased through Dividend Reinvestment .......           --             --
                                                 -----------    -----------
Total Purchased ...............................   47,161,455     135,343,128
Shares Redeemed ...............................  (27,778,040)    (98,871,904)
                                                 -----------    -----------
Net Change ....................................  $19,383,415    $ 36,471,224
                                                 ===========    ===========

8.   NET ASSETS

At March 31, 2004, net assets consisted of:

                                                       CORE          SECTOR
                                                     EQUITY        ROTATION
                                                       FUND            FUND
                                                 -----------   ------------
Paid-In Capital ...............................  $57,044,387   $146,280,737
Undistributed Net Investment Loss .............           --             --
Accumulated Net Realized Gain (Loss)
  on Investments and Futures Contracts ........    2,443,989    (13,569,397)
Net Unrealized Appreciation (Depreciation)
  on Investments and Futures Contracts ........    6,891,900     13,162,163
                                                 -----------   ------------
Net Assets ....................................  $66,380,276   $145,873,503
                                                 ===========   ============

38


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Core Equity Fund and Sector Rotation Fund (constituting two of the forty-three Funds and Portfolios of the Rydex Series Funds, hereafter referred to as the "Funds") at March 31, 2004, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets for the period ended March 31, 2003 and the financial highlights for the periods presented on and prior to March 31, 2003 were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Baltimore, Maryland
May 14, 2004



                                                                ANNUAL REPORT 39

UNAUDITED TAX INFORMATION
--------------------------------------------------------------------------------

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

No portion of the ordinary income distribution paid during the year by Core Equity Fund qualifies for the dividends received deduction for corporations. In addition, 100% of the ordinary income distribution paid during the year by Core Equity Fund is considered Qualified Dividend Income for tax purposes.

The Funds' distributions to shareholders included:

                                           CORE EQUITY
                                                  FUND
                                         -------------
From short-term capital gains:               $ 440,870
From Post May 5 long-term capital gains,
subject to the 15% rate gains category:         55,570

40


UNAUDITED PROXY VOTING INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

                                                                ANNUAL REPORT 41
--------------------------------------------------------------------------------

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

42


UNAUDITED INFORMATION
ON BOARD OF TRUSTEES
--------------------------------------------------------------------------------


Each Trust is served by a separate Board of Trustees composed of six members. The membership of each Board is the same. There is no stated term of service, and Trustees continue to serve after election until resignation.

                                                      LENGTH OF SERVICE
       NAME, AGE,              POSITIONS HELD             AS TRUSTEE
      AND ADDRESS                WITH FUND              (YEAR BEGAN)
-------------------------      --------------      ------------------------
Carl G. Verboncoeur (51)*          Trustee         Rydex Series Funds - 2004
9601 Blackwell Rd., Suite 500                     Rydex Variable Trust - 2004
Rockville, MD 20850                               Rydex Dynamic Funds - 2004
                                                    Rydex ETF Trust - 2004




Corey A. Colehour (58)             Trustee         Rydex Series Funds - 1993
9601 Blackwell Rd., Suite 500                     Rydex Variable Trust - 1998
Rockville, MD 20850                               Rydex Dynamic Funds - 1999
                                                    Rydex ETF Trust - 2003

J. Kenneth Dalton (63)             Trustee         Rydex Series Funds - 1995
9601 Blackwell Rd., Suite 500                     Rydex Variable Trust - 1998
Rockville, MD 20850                                Rydex Dynamic Funds - 1999
                                                    Rydex ETF Trust - 2003

John O. Demaret (64)               Trustee         Rydex Series Funds - 1997
9601 Blackwell Rd., Suite 500                     Rydex Variable Trust - 1998
Rockville, MD 20850                               Rydex Dynamic Funds - 1999
                                                    Rydex ETF Trust - 2003
                                                    Rydex Capital Partners
                                                       SPhinX Fund - 2003

Patrick T. McCarville (61)         Trustee         Rydex Series Funds - 1997
9601 Blackwell Rd., Suite 500                     Rydex Variable Trust - 1998
Rockville, MD 20850                               Rydex Dynamic Funds - 1999
                                                    Rydex ETF Trust - 2003

Roger Somers (59)                  Trustee         Rydex Series Funds - 1993
9601 Blackwell Rd., Suite 500                     Rydex Variable Trust - 1998
Rockville, MD 20850                               Rydex Dynamic Funds - 1999
                                                    Rydex ETF Trust - 2003

--------------------------------------------------------------------------------
*THIS TRUSTEE IS DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, IN AS MUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR, AS DESCRIBED HEREIN.

                                                                ANNUAL REPORT 43

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES (CONCLUDED)
--------------------------------------------------------------------------------

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information about Fund Trustees and can be obtained without charge by calling (800) 820-0888.

                                     NUMBER OF PORTFOLIOS
    PRINCIPAL OCCUPATIONS               IN FUND COMPLEX           OTHER
     DURING PAST 5 YEARS                   OVERSEEN           TRUSTEESHIPS
-------------------------            ---------------------   --------------

Chief Executive Officer of Rydex              90                  None
Fund Services, Inc., PADCO
Advisors, Inc., PADCO Advisors II,
Inc. and Rydex Distributors, Inc.
(2003 to present); Executive Vice
President of Rydex Fund Services,
Inc. (2000 to 2003); Vice President
of Rydex Fund Services, Inc. and
Rydex Distributors, Inc., (1997 to
2003).

Senior Vice President of Marketing/
Co-Owner
Schield Management Company                    90                  None


Mortgage Banking Consultant and Investor
The Dalton Group                              90                  None



Retired                                       91                  None


Founder and Chief Executive Officer
Par Industries, Inc.                          90                  None



Owner
Arrow Limousine                               90                  None

44



--------------------------------------------------------------------------------


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


                                                                ANNUAL REPORT 45

--------------------------------------------------------------------------------


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


                                 [LOGO OMITTED]
                                RYDEX INVESTMENTS
                         Essential for modern marketsTM

9601 Blackwell Road
Suite 500
Rockville,MD 20850
800.820.0888
www.rydexfunds.com


ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Rydex Series Funds (the "Trust") has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Although the audit committee has not determined that any of its members is an "audit committee financial expert" as defined by the Rule, the audit committee members collectively have many years of experience in business and finance, including working with fund financial statements and auditors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PWC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended March 31, 2004 and March 31, 2003 were $429,000 and $0, respectively. The aggregate Audit Fees billed by Deloitte & Touche ("D&T"), the Trust's principal accountant from the prior year, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended March 31, 2004 and March 31, 2003 were $5,000 and $510,000, respectively. The aggregate Tax Fees billed by PWC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2004 and March 31, 2003 were $182,950 and $0, respectively. The aggregate Tax Fees billed by D&T for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2004 and March 31, 2003 were $16,300 and $431,605, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $391,050 and $250,672 for PWC and $166,904 and $452,426 for D&T, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant's principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. As such, the audit committee has considered these services in maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on June 8, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Trust or in other factors with respect to the Trust that could have significantly affected the Trust's or RGA's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Trust or RGA during such period.

ITEM 11. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Rydex Series Funds
            --------------------------------------------------------------------
By (Signature and Title)*    /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                         Carl G. Verboncoeur, President

Date     JUNE 8, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                         Carl G. Verboncoeur, President

Date     JUNE 8, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*   /s/ Nick Bonos
                         ----------------------------------------------
                         Nick Bonos, Vice President and Treasurer

Date     JUNE 8, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.